UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-7704
Schwab Capital Trust

(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Capital Trust
211 Main Street, San Francisco, California 94105

(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: October 31
Date of reporting period: April 30, 2012

Item 1: Report(s) to Shareholders.

Semiannual report dated April 30, 2012, enclosed.

Schwab Equity Index Funds

Schwab S&P 500 Index Fund

Schwab 1000 Index® Fund

Schwab Small-Cap Index Fund®

Schwab Total Stock Market
Index Fund®

Schwab International
Index Fund®

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This wrapper is not part of the shareholder report.

Schwab Equity Index Funds

Semiannual Report
April 30, 2012

Schwab S&P 500 Index Fund

Schwab 1000 Index® Fund

Schwab Small-Cap Index Fund®

Schwab Total Stock Market
Index Fund®

Schwab International
Index Fund®

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Five cost-efficient ways to tap into the power of
the stock market for long-term growth potential.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the Report Period

Schwab S&P 500 Index Fund (Ticker Symbol: SWPPX)	12.73%

S&P 500® Index	12.77%
Fund Category: Morningstar Large-Cap Blend	11.28%

Performance Details	pages 6-7

Schwab 1000 Index® Fund (Ticker Symbol: SNXFX)	12.65%

Schwab 1000 Index®	12.80%
Fund Category: Morningstar Large-Cap Blend	11.28%

Performance Details	pages 8-9

Schwab Small-Cap Index Fund® (Ticker Symbol: SWSSX)	10.71%

Russell 2000® Index*	11.02%
Fund Category: Morningstar Small-Cap Blend	10.79%

Performance Details	pages 10-11

Schwab Total Stock Market Index Fund® (Ticker Symbol: SWTSX)	12.70%

Dow Jones U.S. Total Stock Market IndexSM	12.78%
Fund Category: Morningstar Large-Cap Blend	11.28%

Performance Details	pages 12-13

Schwab International Index Fund®[1] (Ticker Symbol: SWISX)	3.54%

MSCI EAFE Index®**	2.71%
Fund Category: Morningstar Foreign Large-Cap Blend	4.83%

Performance Details	pages 14-15

Minimum Initial Investment[2]	$100

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

*	Effective December 14, 2011, the fund changed its primary benchmark index to the Russell 2000 Index from the Schwab Small-Cap Index in connection with a change to the fund’s investment strategy that requires the fund to invest 80% of its net assets in the stocks that are included in the Russell 2000 Index. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
**	Effective December 20, 2011, the fund changed its primary benchmark index to the MSCI Europe, Australasia, Far East Index (MSCI EAFE Index®) from the Schwab International Index in connection with a change to the fund’s investment strategy that requires the fund to invest 80% of its net assets in stocks that are included in the MSCI EAFE Index. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure market equity performance in 22 developed market countries, excluding the U.S. and Canada. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[1]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations, see financial note 2 for more information.
[2]	Please see prospectus for further detail and eligibility requirements.

2 Schwab Equity Index Funds

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment objectives, and for reading this important report concerning the Schwab Equity Index Funds.

For the six months ended April 30, 2012, investors became more optimistic as conditions generally improved. Economic growth was mixed across the globe, while financial markets grappled with early period concerns regarding the euro zone’s sovereign debt crisis. In an effort to restore financial market stability, the European Central Bank worked closely with the Federal Reserve (Fed) to ensure that the markets were sufficiently liquid. Backed by the support of the European Union, Greece restructured its debt by early 2012. In the U.S., the unemployment rate dropped to 8.1% by April 2012, tentative signs emerged that the housing market became healthier, and the Fed continued to support the economy through a variety of operations.

Stocks rebounded as investor optimism rose, leading equities to outperform bonds and money market securities for the report period. U.S. stocks performed particularly well, with the S&P 500 Index returning 12.8% as investors favored the relative stability of U.S. markets. Stock markets in other countries produced modestly positive returns overall in U.S. dollar terms, beginning to recover early in 2012 in tandem with U.S. equities. U.S. bonds turned in modest performances: the Barclays U.S. Aggregate Bond Index returned 2.4%. Money market securities produced flat returns, while global bonds finished slightly negative overall in U.S. dollar terms.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

12.77%	S&P 500® Index: measures U.S. large-cap stocks

11.02%	Russell 2000® Index: measures U.S. small-cap stocks

2.71%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

2.44%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.02%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Index provider websites and CSIM.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Equity Index Funds 3

From the President continued

Stocks rebounded as investor optimism rose, leading equities to outperform bonds and money market securities for the report period.

Thank you for investing in the Schwab Equity Index Funds. We encourage you to review your investment portfolio regularly to ensure that it meets your current financial plan. For answers to questions or to consult our website for more information, please visit www.schwabfunds.com. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested.

4 Schwab Equity Index Funds

Fund Management

Agnes Hong, CFA, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the funds. Prior to joining the firm in September 2009, she worked for 5 years as a portfolio manager for a major asset management firm. Prior to that, she worked in strategy and management consulting for five years. In addition, she also worked as a senior product manager servicing global financial services clients.

Larry Mano, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day management of the funds. Prior to joining the firm in November 1998, he worked for 20 years in equity management.

Ron Toll, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of each of the funds, except the Schwab Total Stock Market Index Fund. He joined the firm in 1998, became Manager, Portfolio Operations in 2000, Manager, Portfolio Operations and Analytics in 2005 and was named to his current position in 2007.

Schwab Equity Index Funds 5

Schwab S&P 500 Index Fund

Performance and Fund Facts as of 04/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Pre-Tax Average Annual Total Returns1,2,3,4

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab S&P 500 Index Fund (5/19/97)	12.73%	4.75%	1.03%	4.66%
S&P 500® Index	12.77%	4.76%	1.01%	4.71%
Fund Category: Morningstar Large-Cap Blend	11.28%	1.12%	0.14%	4.13%

Fund Expense Ratios5: Net 0.09%; Gross 0.10%

 Average Annual Total Returns After Tax1,2,3,4

	6 Months	1 Year	5 Years	10 Years

Fund: Schwab S&P 500 Index Fund (5/19/97)
Pre-Liquidation (still own shares)	12.36%	4.40%	0.72%	4.27%
Post-Liquidation (shares were sold)	8.62%	3.41%	0.81%	3.90%

Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	9.54%	-0.55%	-0.73%	3.47%
Post-Liquidation (shares were sold)	6.57%	0.04%	-0.33%	3.28%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Standard & Poor’s® S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/12 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect both the effects of taxable distributions and the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	On September 9, 2009, the Investor Share class, Select Share class and e.Shares class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares. On September 9, 2009, the Schwab Institutional Select S&P 500 Fund merged into the fund.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

6 Schwab Equity Index Funds

 Schwab S&P 500 Index Fund

Performance and Fund Facts as of 04/30/12 continued

 Statistics

Number of Holdings	502
Weighted Average Market Cap ($ x 1,000,000)	$108,309
Price/Earnings Ratio (P/E)	15.8
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate[1]	0%

 Sector Weightings % of Investments

Information Technology	20.0%
Financials	14.5%
Health Care	11.2%
Energy	11.1%
Consumer Discretionary	11.1%
Consumer Staples	10.7%
Industrials	10.4%
Utilities	3.4%
Materials	3.4%
Telecommunication Services	2.9%
Other	1.3%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Apple, Inc.	4.2%
Exxon Mobil Corp.	3.2%
International Business Machines Corp.	1.9%
Microsoft Corp.	1.9%
Chevron Corp.	1.6%
General Electric Co.	1.6%
AT&T, Inc.	1.5%
Johnson & Johnson	1.4%
Wells Fargo & Co.	1.4%
The Procter & Gamble Co.	1.4%
Total	20.1%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized. Less than 1%.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds 7

Schwab 1000 Index® Fund

Performance and Fund Facts as of 04/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Pre-Tax Average Annual Total Returns1,2,3,4

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab 1000 Index® Fund (4/2/91)	12.65%	3.78%	1.14%	4.85%
Schwab 1000 Index®	12.80%	3.97%	1.37%	5.16%
S&P 500® Index	12.77%	4.76%	1.01%	4.71%
Fund Category: Morningstar Large-Cap Blend	11.28%	1.12%	0.14%	4.13%

Fund Expense Ratios5: Net 0.29%; Gross 0.34%

 Average Annual Total Returns After Tax1,2,3,4

	6 Months	1 Year	5 Years	10 Years

Fund: Schwab 1000 Index® Fund (4/2/91)
Pre-Liquidation (still own shares)	11.61%	2.82%	0.70%	4.43%
Post-Liquidation (shares were sold)	9.32%	3.47%	0.90%	4.08%

Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	9.54%	-0.55%	-0.73%	3.47%
Post-Liquidation (shares were sold)	6.57%	0.04%	-0.33%	3.28%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/12 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect both the effects of taxable distributions and the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Investor Shares. Accordingly, the past performance shown is that of the fund’s former Investor Shares.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

8 Schwab Equity Index Funds

 Schwab 1000 Index® Fund

Performance and Fund Facts as of 04/30/12 continued

 Statistics

Number of Holdings	993
Weighted Average Market Cap ($ x 1,000,000)	$95,787
Price/Earnings Ratio (P/E)	16.3
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate[1]	3%

 Sector Weightings % of Investments

Information Technology	19.5%
Financials	15.2%
Consumer Discretionary	11.9%
Health Care	11.2%
Industrials	11.0%
Energy	10.9%
Consumer Staples	10.0%
Materials	3.9%
Utilities	3.6%
Telecommunication Services	2.7%
Other	0.1%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Apple, Inc.	3.8%
Exxon Mobil Corp.	2.8%
International Business Machines Corp.	1.7%
Microsoft Corp.	1.7%
Chevron Corp.	1.5%
General Electric Co.	1.4%
AT&T, Inc.	1.3%
Johnson & Johnson	1.2%
Wells Fargo & Co.	1.2%
The Procter & Gamble Co.	1.2%
Total	17.8%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds 9

Schwab Small-Cap Index Fund®

Performance and Fund Facts as of 04/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Pre-Tax Average Annual Total Returns1,2,3,4

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Small-Cap Index Fund® (5/19/97)	10.71%	-2.94%	2.84%	6.78%
Russell 2000® Index[5]	11.02%	-4.25%	1.45%	6.19%
Schwab Small-Cap Index®	12.02%	-1.80%	3.26%	7.02%
Small-Cap Spliced Index[6]	10.56%	-3.07%	2.99%	6.88%
Fund Category: Morningstar Small-Cap Blend	10.79%	-4.00%	1.13%	6.29%

Fund Expense Ratios7: Net 0.17%; Gross 0.19%

 Average Annual Total Returns After Tax1,2,3,4

	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Small-Cap Index Fund® (5/19/97)
Pre-Liquidation (still own shares)	8.65%	-4.75%	1.67%	5.78%
Post-Liquidation (shares were sold)	7.56%	-1.38%	2.02%	5.56%

Fund Category: Morningstar Small-Cap Blend
Pre-Liquidation (still own shares)	9.12%	-5.51%	0.24%	5.29%
Post-Liquidation (shares were sold)	6.61%	-2.97%	0.57%	5.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Index ownership – “Russell 2000®” is a registered mark of the Frank Russell Company (“Russell”) and has been licensed for use by the Schwab Small-Cap Index Fund. The Schwab Small-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/12 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect both the effects of taxable distributions and the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.
[5]	Effective December 14, 2011, the fund changed its primary benchmark index to the Russell 2000 Index from the Schwab Small-Cap Index in connection with a change to the fund’s investment strategy that requires the fund to invest 80% of its net assets in the stocks that are included in the Russell 2000 Index. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
[6]	The Small-Cap Spliced Index is comprised of the Schwab Small-Cap Index from inception of the Schwab Small-Cap Index Fund until the close of business on December 14, 2011 and the Russell 2000 Index from December 15, 2011 forward.
[7]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

10 Schwab Equity Index Funds

 Schwab Small-Cap Index Fund®

Performance and Fund Facts as of 04/30/12 continued

 Statistics

Number of Holdings	1,951
Weighted Average Market Cap ($ x 1,000,000)	$1,377
Price/Earnings Ratio (P/E)	40.3
Price/Book Ratio (P/B)	1.9
Portfolio Turnover Rate[1]	30%

 Sector Weightings % of Investments

Financials	22.6%
Information Technology	16.3%
Industrials	15.3%
Consumer Discretionary	13.5%
Health Care	12.2%
Energy	6.4%
Materials	4.5%
Consumer Staples	3.5%
Utilities	3.2%
Telecommunication Services	0.8%
Other	1.7%
Total	100.0%

 Top Equity Holdings % of Net Assets2

American Campus Communities, Inc.	0.3%
Kilroy Realty Corp.	0.3%
Clean Harbors, Inc.	0.3%
Extra Space Storage, Inc.	0.3%
World Fuel Services Corp.	0.3%
BioMed Realty Trust, Inc.	0.3%
Signature Bank	0.3%
Jack Henry & Associates, Inc.	0.3%
Home Properties, Inc.	0.2%
Nu Skin Enterprises, Inc., Class A	0.2%
Total	2.8%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than other asset classes.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds 11

Schwab Total Stock Market Index Fund®

Performance and Fund Facts as of 04/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Pre-Tax Average Annual Total Returns1,2,3,4

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Total Stock Market Index Fund® (6/1/99)	12.70%	3.70%	1.62%	5.48%
Dow Jones U.S. Total Stock Market IndexSM	12.78%	3.52%	1.49%	5.49%
Fund Category: Morningstar Large-Cap Blend	11.28%	1.12%	0.14%	4.13%

Fund Expense Ratios5: Net 0.09%; Gross 0.11%

 Average Annual Total Returns After Tax1,2,3,4

	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Total Stock Market Index Fund® (6/1/99)
Pre-Liquidation (still own shares)	12.36%	3.39%	1.33%	5.12%
Post-Liquidation (shares were sold)	8.57%	2.70%	1.32%	4.63%

Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	9.54%	-0.55%	-0.73%	3.47%
Post-Liquidation (shares were sold)	6.57%	0.04%	-0.33%	3.28%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

“Dow Jones” and “The Dow Jones U.S. Total Stock Market IndexSM” are service marks of Dow Jones & Company, Inc. and have been licensed for certain purposes by CSIM. The Schwab Total Stock Market Index Fund, based on The Dow Jones U.S. Total Stock Market IndexSM, is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in such a product.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/12 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect both the effects of taxable distributions and the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

12 Schwab Equity Index Funds

 Schwab Total Stock Market Index Fund®

Performance and Fund Facts as of 04/30/12 continued

 Statistics

Number of Holdings	2,271
Weighted Average Market Cap ($ x 1,000,000)	$89,125
Price/Earnings Ratio (P/E)	16.9
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate[1]	0%

 Sector Weightings % of Investments

Information Technology	19.4%
Financials	15.6%
Consumer Discretionary	12.1%
Health Care	11.4%
Industrials	10.8%
Energy	10.4%
Consumer Staples	9.4%
Materials	3.9%
Utilities	3.5%
Telecommunication Services	2.5%
Other	1.0%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Apple, Inc.	3.5%
Exxon Mobil Corp.	2.7%
Microsoft Corp.	1.5%
International Business Machines Corp.	1.5%
Chevron Corp.	1.4%
General Electric Co.	1.3%
AT&T, Inc.	1.3%
Johnson & Johnson	1.1%
Pfizer, Inc.	1.1%
The Procter & Gamble Co.	1.1%
Total	16.5%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized. Less than 1%.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds 13

Schwab International Index Fund®

Performance and Fund Facts as of 04/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Pre-Tax Average Annual Total Returns1,2,3,4

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab International Index Fund® (5/19/97)	3.54%	-13.16%	-4.13%	5.21%
MSCI EAFE Index®[5]	2.71%	-12.38%	-4.25%	5.89%
Schwab International Index®	1.88%	-13.54%	-4.28%	5.43%
International Spliced Index[6]	2.60%	-12.93%	-4.14%	5.51%
Fund Category: Morningstar Foreign Large-Cap Blend	4.83%	-12.59%	-3.98%	4.97%

Fund Expense Ratios7: Net 0.19%; Gross 0.21%

 Average Annual Total Returns After Tax1,2,3,4

	6 Months	1 Year	5 Years	10 Years

Fund: Schwab International Index Fund® (5/19/97)
Pre-Liquidation (still own shares)	2.96%	-13.64%	-4.49%	4.69%
Post-Liquidation (shares were sold)	3.06%	-7.92%	-3.38%	4.43%

Fund Category: Morningstar Foreign Large-Cap Blend
Pre-Liquidation (still own shares)	2.95%	-14.30%	-5.18%	4.00%
Post-Liquidation (shares were sold)	2.35%	-8.86%	-3.87%	3.92%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

Index ownership — “MSCI EAFE” is a registered mark of MSCI and has been licensed for use by the Schwab International Index Fund. The Schwab International Index Fund is not sponsored, endorsed, sold or promoted by MSCI and MSCI bears no liability with respect to the fund. The Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the fund.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/12 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect both the effects of taxable distributions and the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.
[5]	Effective December 20, 2011, the fund changed its primary benchmark index to the MSCI Europe, Australasia, Far East Index (MSCI EAFE Index®) from the Schwab International Index in connection with a change to the fund’s investment strategy that requires the fund to invest 80% of its net assets in stocks that are included in the MSCI EAFE Index. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure market equity performance in 22 developed market countries, excluding the U.S. and Canada. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[6]	The International Spliced Index is comprised of the Schwab International Index from inception of the Schwab International Index Fund until the close of business on December 20, 2011 and the MSCI EAFE Index from December 21, 2011 forward.
[7]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

14 Schwab Equity Index Funds

 Schwab International Index Fund®

Performance and Fund Facts as of 04/30/12 continued

 Statistics

Number of Holdings	918
Weighted Average Market Cap ($ x 1,000,000)	$49,208
Price/Earnings Ratio (P/E)	18.1
Price/Book Ratio (P/B)	1.2
Portfolio Turnover Rate[1]	25%

 Sector Weightings % of Investments

Financials	21.9%
Industrials	12.5%
Consumer Staples	11.4%
Consumer Discretionary	10.7%
Materials	10.2%
Health Care	9.6%
Energy	8.6%
Telecommunication Services	5.4%
Information Technology	4.6%
Utilities	4.2%
Other	0.9%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Nestle S.A. – Reg’d	2.0%
HSBC Holdings plc	1.5%
Vodafone Group plc	1.3%
BP plc	1.3%
Novartis AG – Reg’d	1.3%
Royal Dutch Shell plc, A Shares	1.2%
Roche Holding AG	1.2%
BHP Billiton Ltd.	1.2%
GlaxoSmithKline plc	1.1%
Toyota Motor Corp.	1.1%
Total	13.2%

 Country Weightings % of Equity Investments

United Kingdom	23.1%
Japan	21.1%
France	8.8%
Australia	8.7%
Switzerland	8.5%
Germany	8.4%
Sweden	3.2%
Hong Kong	2.9%
Spain	2.5%
Other	12.8%
Total	100.0%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds 15

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees, and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2011 and held through April 30, 2012.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/11	at 4/30/12	11/1/11–4/30/12

Schwab S&P 500 Index Fund
Actual Return	0.09%	$1,000	$1,127.30	$0.48
Hypothetical 5% Return	0.09%	$1,000	$1,024.42	$0.45

Schwab 1000 Index® Fund
Actual Return	0.29%	$1,000	$1,126.50	$1.53
Hypothetical 5% Return	0.29%	$1,000	$1,023.42	$1.46

Schwab Small-Cap Index Fund®
Actual Return	0.17%	$1,000	$1,107.10	$0.89
Hypothetical 5% Return	0.17%	$1,000	$1,024.02	$0.86

Schwab Total Stock Market Index Fund®
Actual Return	0.09%	$1,000	$1,127.00	$0.48
Hypothetical 5% Return	0.09%	$1,000	$1,024.42	$0.45

Schwab International Index Fund®
Actual Return	0.19%	$1,000	$1,035.40	$0.96
Hypothetical 5% Return	0.19%	$1,000	$1,023.92	$0.96

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182 days of the period, and divided by the 366 days of the fiscal year.

16 Schwab Equity Index Funds

Schwab S&P 500 Index Fund

Financial Statements

Financial Highlights

	11/1/11–		11/1/10–	11/1/09–	11/1/08–		11/1/07–	11/1/06–
	4/30/12*		10/31/11	10/31/10	10/31/09[1]		10/31/08	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	19.82		18.70	16.28	15.28		24.28	21.56

Income (loss) from investment operations:
Net investment income (loss)	0.22		0.39	0.35	0.20		0.44	0.41
Net realized and unrealized gains (losses)	2.25		1.09	2.31	1.22		(9.02)	2.68

Total from investment operations	2.47		1.48	2.66	1.42		(8.58)	3.09
Less distributions:
Distributions from net investment income	(0.40)		(0.36)	(0.24)	(0.42)		(0.42)	(0.37)

Net asset value at end of period	21.89		19.82	18.70	16.28		15.28	24.28

Total return (%)	12.73	[2]	7.97	16.50	9.81		(35.92)	14.50

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.09	[3]	0.09	0.09	0.13	[4]	0.19	0.19
Gross operating expenses	0.10	[3]	0.10	0.10	0.16		0.21	0.20
Net investment income (loss)	2.11	[3]	1.96	1.97	2.09		2.06	1.78
Portfolio turnover rate	0	[2,5]	3	2	3	[6]	3	2
Net assets, end of period ($ x 1,000,000)	12,403		10,909	10,007	8,718		2,598	4,345

* Unaudited.
1 Effective September 9, 2009, the Investor Share class, the e.Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Not annualized.
3 Annualized.
4 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.
5 Less than 1%.
6 Portfolio turnover excludes the impact of investment activity resulting from a merger with another fund.

See financial notes 17

 Schwab S&P 500 Index Fund

Portfolio Holdings as of April 30, 2012 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

98.6%		Common Stock	9,105,724,184	12,224,127,212
1.3%		Short-Term Investments	161,349,372	161,349,372

99.9%		Total Investments	9,267,073,556	12,385,476,584
0.2%		Collateral Invested for Securities on Loan	19,347,114	19,347,114
(0	.1)%	Other Assets and Liabilities, Net		(1,499,570)

100.0%		Net Assets		12,403,324,128

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 98.6% of net assets

Automobiles & Components 0.7%
Other Securities		0.7	85,092,533

Banks 2.9%
U.S. Bancorp	1,872,428	0.5	60,236,009
Wells Fargo & Co.	5,093,509	1.4	170,276,006
Other Securities		1.0	132,865,222

		2.9	363,377,237

Capital Goods 8.1%
3M Co.	667,919	0.5	59,685,242
Caterpillar, Inc.	625,062	0.5	64,237,622
General Electric Co.	10,258,352	1.6	200,858,532
The Boeing Co.	715,754	0.4	54,969,907
United Technologies Corp.	888,535	0.6	72,539,997
Other Securities		4.5	547,138,693

		8.1	999,429,993

Commercial & Professional Supplies 0.5%
Other Securities		0.5	62,778,001

Consumer Durables & Apparel 1.1%
Other Securities		1.1	132,852,915

Consumer Services 2.1%
McDonald’s Corp.	983,838	0.8	95,875,013
Other Securities		1.3	160,427,887

		2.1	256,302,900

Diversified Financials 5.9%
American Express Co.	975,741	0.5	58,749,366
Bank of America Corp.	10,433,211	0.7	84,613,341
Citigroup, Inc.	2,828,847	0.8	93,465,105
JPMorgan Chase & Co.	3,687,331	1.3	158,481,486
The Charles Schwab Corp. (a)	1,085,681	0.1	15,525,238
The Goldman Sachs Group, Inc.	484,569	0.4	55,798,120
Other Securities		2.1	269,305,883

		5.9	735,938,539

Energy 11.1%
Chevron Corp.	1,909,634	1.6	203,490,599
ConocoPhillips	1,242,590	0.7	89,006,721
Exxon Mobil Corp.	4,560,241	3.2	393,731,208
Occidental Petroleum Corp.	786,450	0.6	71,739,969
Schlumberger Ltd.	1,293,715	0.8	95,916,030
Other Securities		4.2	517,100,219

		11.1	1,370,984,746

Food & Staples Retailing 2.2%
CVS Caremark Corp.	1,258,851	0.5	56,169,931
Wal-Mart Stores, Inc.	1,687,102	0.8	99,387,179
Other Securities		0.9	114,395,386

		2.2	269,952,496

Food, Beverage & Tobacco 6.3%
Altria Group, Inc.	1,982,091	0.5	63,843,151
Kraft Foods, Inc., Class A	1,715,154	0.6	68,383,190
PepsiCo, Inc.	1,517,163	0.8	100,132,758
Philip Morris International, Inc.	1,665,946	1.2	149,118,827
The Coca-Cola Co.	2,186,128	1.3	166,845,289
Other Securities		1.9	229,806,794

		6.3	778,130,009

Health Care Equipment & Services 3.8%
UnitedHealth Group, Inc.	1,011,410	0.5	56,790,671
Other Securities		3.3	412,938,993

		3.8	469,729,664

Household & Personal Products 2.2%
The Procter & Gamble Co.	2,664,990	1.4	169,599,963
Other Securities		0.8	108,101,909

		2.2	277,701,872

Insurance 3.5%
Berkshire Hathaway, Inc., Class B *	1,703,130	1.1	137,016,808
Other Securities		2.4	299,114,268

		3.5	436,131,076

18 See financial notes

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Materials 3.4%
Other Securities		3.4	421,662,679

Media 3.1%
Comcast Corp., Class A	2,601,964	0.6	78,917,568
The Walt Disney Co.	1,735,183	0.6	74,803,739
Other Securities		1.9	236,625,710

		3.1	390,347,017

Pharmaceuticals, Biotechnology & Life Sciences 7.4%
Abbott Laboratories	1,529,086	0.8	94,895,077
Johnson & Johnson	2,656,025	1.4	172,880,667
Merck & Co., Inc.	2,940,314	0.9	115,377,921
Pfizer, Inc.	7,293,833	1.3	167,247,591
Other Securities		3.0	372,287,134

		7.4	922,688,390

Real Estate 2.1%
Other Securities		2.1	258,569,052

Retailing 4.1%
Amazon.com, Inc. *	350,580	0.7	81,299,502
The Home Depot, Inc.	1,491,550	0.6	77,247,374
Other Securities		2.8	347,613,268

		4.1	506,160,144

Semiconductors & Semiconductor Equipment 2.3%
Intel Corp.	4,830,405	1.1	137,183,502
Other Securities		1.2	150,990,686

		2.3	288,174,188

Software & Services 9.5%
Google, Inc., Class A *	245,375	1.2	148,508,311
International Business Machines Corp.	1,121,090	1.9	232,155,317
Microsoft Corp.	7,225,431	1.9	231,358,301
Oracle Corp.	3,786,586	0.9	111,287,762
Visa, Inc., Class A	483,700	0.5	59,485,426
Other Securities		3.1	391,936,936

		9.5	1,174,732,053

Technology Hardware & Equipment 8.2%
Apple, Inc. *	902,140	4.2	527,066,274
Cisco Systems, Inc.	5,241,228	0.9	105,610,744
EMC Corp. *	2,000,645	0.5	56,438,196
QUALCOMM, Inc.	1,633,165	0.8	104,261,254
Other Securities		1.8	223,847,017

		8.2	1,017,223,485

Telecommunication Services 2.9%
AT&T, Inc.	5,731,136	1.5	188,611,686
Verizon Communications, Inc.	2,738,878	0.9	110,595,893
Other Securities		0.5	56,325,262

		2.9	355,532,841

Transportation 1.8%
United Parcel Service, Inc., Class B	923,318	0.6	72,148,069
Other Securities		1.2	151,741,965

		1.8	223,890,034

Utilities 3.4%
Other Securities		3.4	426,745,348

Total Common Stock
(Cost $9,105,724,184)			12,224,127,212

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 1.3% of net assets

Time Deposit 1.2%
Bank of America
0.03%, 05/01/12	148,350,643	1.2	148,350,643

U.S. Treasury Obligations 0.1%
Other Securities		0.1	12,998,729

Total Short-Term Investments
(Cost $161,349,372)			161,349,372

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 0.2% of net assets

Wells Fargo Advantage Government Money Market Fund	19,347,114	0.2	19,347,114

Total Collateral Invested for Securities on Loan
(Cost $19,347,114)			19,347,114

End of Collateral Invested for Securities on Loan.

At 04/30/12, tax basis cost of the fund’s investments was $9,311,633,508 and the unrealized appreciation and depreciation were $4,273,809,673 and ($1,199,966,597), respectively, with a net unrealized appreciation of $3,073,843,076.

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust.

See financial notes 19

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 04/30/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 06/15/12	2,300	160,264,000	3,785,225

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$12,224,127,212	$—	$—	$12,224,127,212
Short-Term Investments(a)	—	161,349,372	—	161,349,372

Total	$12,224,127,212	$161,349,372	$—	$12,385,476,584

Other Financial Instruments
Collateral Invested for Securities on Loan	$19,347,114	$—	$—	$19,347,114
Futures Contract*	3,785,225	—	—	3,785,225

*	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in complete schedule of holdings.

There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2012.

20 See financial notes

 Schwab S&P 500 Index Fund

Statement of
Assets and Liabilities
As of April 30, 2012; unaudited

Assets

Investments in affiliated issuers, at value (cost $12,551,700)		$15,525,238
Investments in unaffiliated issuers, at value (cost $9,254,521,856) including securities on loan of $18,788,505	+	12,369,951,346

Total investments, at value (cost $9,267,073,556)		12,385,476,584
Collateral invested for securities on loan		19,347,114
Receivables:
Investments sold		1,361,978
Fund shares sold		14,463,268
Dividends		12,180,661
Income from securities on loan		75,399
Foreign tax reclaims		22,710
Interest		124
Prepaid expenses	+	143,408

Total assets		12,433,071,246

Liabilities

Collateral held for securities on loan		19,347,114
Payables:
Investment adviser and administrator fees		59,976
Shareholder service fees		23,603
Fund shares redeemed		9,426,615
Due to brokers for futures		563,500
Accrued expenses	+	326,310

Total liabilities		29,747,118

Net Assets

Total assets		12,433,071,246
Total liabilities	−	29,747,118

Net assets		$12,403,324,128

Net Assets by Source
Capital received from investors		9,666,237,740
Net investment income not yet distributed		74,150,384
Net realized capital losses		(460,790,074)
Net unrealized capital gains		3,123,726,078

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$12,403,324,128		566,714,301		$21.89

See financial notes 21

 Schwab S&P 500 Index Fund

Statement of
Operations
For November 1, 2011 through April 30, 2012; unaudited

Investment Income

Dividends received from affiliated issuer		$121,198
Dividends received from unaffiliated underlying funds		125,279,601
Interest		28,149
Securities on loan	+	484,309

Total investment income		125,913,257

Expenses

Investment adviser and administrator fees		3,441,765
Shareholder service fees		1,118,574
Transfer agent fees		262,367
Shareholder reports		148,700
Portfolio accounting fees		129,476
Custodian fees		101,584
Registration fees		65,435
Professional fees		52,578
Trustees’ fees		41,017
Other expenses	+	180,331

Total expenses		5,541,827
Expense reduction by CSIM and its affiliates	−	379,179

Net expenses	−	5,162,648

Net investment income		120,750,609

Realized and Unrealized Gains (Losses)

Net realized gains on investments		3,793,625
Net realized gains on futures contracts	+	24,412,163

Net realized gains		28,205,788
Net unrealized gains on affiliated issuer		2,071,955
Net unrealized gains on unaffiliated investments		1,241,696,245
Net unrealized losses on futures contracts	+	(4,332,638)

Net unrealized gains	+	1,239,435,562

Net realized and unrealized gains		1,267,641,350

Increase in net assets resulting from operations		$1,388,391,959

22 See financial notes

 Schwab S&P 500 Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/11-4/30/12			11/1/10-10/31/11
Net investment income		$120,750,609	$212,608,956
Net realized gains		28,205,788	137,575,248
Net unrealized gains	+	1,239,435,562	450,444,867

Increase in net assets from operations		1,388,391,959	800,629,071

Distributions to Shareholders

Distributions from net investment income		($218,494,240)	($191,615,698)

Transactions in Fund Shares

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		46,462,004	$957,005,745	93,309,499	$1,842,476,643
Shares reinvested		10,225,170	196,221,005	9,010,183	172,725,206
Shares redeemed	+	(40,370,884)	(828,389,933)	(87,190,945)	(1,722,551,980)

Net transactions in fund shares		16,316,290	$324,836,817	15,128,737	$292,649,869

Shares Outstanding and Net Assets

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		550,398,011	$10,908,589,592	535,269,274	$10,006,926,350
Total increase	+	16,316,290	1,494,734,536	15,128,737	901,663,242

End of period		566,714,301	$12,403,324,128	550,398,011	$10,908,589,592

Net investment income not yet distributed			$74,150,384		$171,894,015

See financial notes 23

Schwab 1000 Index® Fund

Financial Statements

Financial Highlights

	11/1/11–		11/1/10–	11/1/09–	11/1/08–		11/1/07–	11/1/06–
	4/30/12*		10/31/11	10/31/10	10/31/09[1]		10/31/08	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	37.44		35.79	31.00	28.69		45.81	40.40

Income (loss) from investment operations:
Net investment income (loss)	0.35	[2]	0.62 [2]	0.57 [2]	0.54	[2]	0.66 [2]	0.60 [2]
Net realized and unrealized gains (losses)	4.07		2.07	4.80	2.41		(17.13)	5.33

Total from investment operations	4.42		2.69	5.37	2.95		(16.47)	5.93
Less distributions:
Distributions from net investment income	(0.72)		(0.57)	(0.58)	(0.64)		(0.62)	(0.52)
Distributions from net realized gains	(1.52)		(0.47)	—	—		(0.03)	—

Total distributions	(2.24)		(1.04)	(0.58)	(0.64)		(0.65)	(0.52)

Net asset value at end of period	39.62		37.44	35.79	31.00		28.69	45.81

Total return (%)	12.65	[3]	7.60	17.51	10.72		(36.43)	14.81

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.29	[4]	0.29	0.29	0.38	[5]	0.49	0.48
Gross operating expenses	0.34	[4]	0.34	0.35	0.44		0.49	0.48
Net investment income (loss)	1.87	[4]	1.64	1.71	1.96		1.68	1.39
Portfolio turnover rate	3	[3]	5	5	4		4	6
Net assets, end of period ($ x 1,000,000)	4,922		4,552	4,575	4,279		2,260	3,974

* Unaudited.
1 Effective September 18, 2009, the Select Share class and the Investor Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Investor Shares.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 Annualized.
5 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.

24 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings as of April 30, 2012 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.8%		Common Stock	2,021,522,422	4,912,758,546
0.1%		Other Investment Company	4,249,266	4,249,266
0.0%		Short-Term Investment	1,999,805	1,999,805

99.9%		Total Investments	2,027,771,493	4,919,007,617
0.5%		Collateral Invested for Securities on Loan	22,423,968	22,423,968
(0	.4)%	Other Assets and Liabilities, Net		(19,314,242)

100.0%		Net Assets		4,922,117,343

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.8% of net assets

Automobiles & Components 0.9%
Other Securities		0.9	43,037,877

Banks 3.0%
U.S. Bancorp	648,905	0.4	20,875,274
Wells Fargo & Co.	1,796,996	1.2	60,073,576
Other Securities		1.4	64,688,999

		3.0	145,637,849

Capital Goods 8.4%
3M Co.	238,354	0.4	21,299,313
Caterpillar, Inc.	219,896	0.5	22,598,712
General Electric Co.	3,589,902	1.4	70,290,281
The Boeing Co.	252,689	0.4	19,406,515
United Technologies Corp.	308,103	0.5	25,153,529
Other Securities		5.2	253,327,677

		8.4	412,076,027

Commercial & Professional Supplies 0.7%
Other Securities		0.7	33,802,210

Consumer Durables & Apparel 1.3%
Other Securities		1.3	64,928,668

Consumer Services 2.2%
McDonald’s Corp.	347,936	0.7	33,906,363
Other Securities		1.5	76,591,190

		2.2	110,497,553

Diversified Financials 5.6%
American Express Co.	345,777	0.4	20,819,233
Bank of America Corp.	3,646,541	0.6	29,573,448
Citigroup, Inc.	997,956	0.7	32,972,466
JPMorgan Chase & Co.	1,300,878	1.1	55,911,736
The Charles Schwab Corp. (a)	367,065	0.1	5,249,030
The Goldman Sachs Group, Inc.	168,632	0.4	19,417,975
Other Securities		2.3	110,418,494

		5.6	274,362,382

Energy 10.9%
Chevron Corp.	677,137	1.5	72,155,719
ConocoPhillips	443,866	0.6	31,794,122
Exxon Mobil Corp.	1,611,863	2.8	139,168,251
Occidental Petroleum Corp.	276,016	0.5	25,178,179
Schlumberger Ltd.	456,347	0.7	33,833,567
Other Securities		4.8	234,703,074

		10.9	536,832,912

Food & Staples Retailing 2.0%
CVS Caremark Corp.	442,611	0.4	19,749,303
Wal-Mart Stores, Inc.	593,927	0.7	34,988,240
Other Securities		0.9	43,752,424

		2.0	98,489,967

Food, Beverage & Tobacco 5.8%
Altria Group, Inc.	699,305	0.5	22,524,614
Kraft Foods, Inc., Class A	600,764	0.5	23,952,461
PepsiCo, Inc.	531,585	0.7	35,084,610
Philip Morris International, Inc.	590,665	1.1	52,870,424
The Coca-Cola Co.	772,274	1.2	58,939,952
Other Securities		1.8	94,642,887

		5.8	288,014,948

Health Care Equipment & Services 3.9%
UnitedHealth Group, Inc.	362,492	0.4	20,353,926
Other Securities		3.5	172,576,822

		3.9	192,930,748

Household & Personal Products 2.1%
The Procter & Gamble Co.	935,519	1.2	59,536,429
Other Securities		0.9	45,920,640

		2.1	105,457,069

Insurance 3.7%
Berkshire Hathaway, Inc., Class B *	597,812	1.0	48,093,975

See financial notes 25

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)
Other Securities		2.7	136,111,766

		3.7	184,205,741

Materials 3.9%
Other Securities		3.9	190,967,419

Media 3.2%
Comcast Corp., Class A	918,923	0.6	27,870,935
The Walt Disney Co.	610,860	0.5	26,334,175
Other Securities		2.1	103,554,990

		3.2	157,760,100

Pharmaceuticals, Biotechnology & Life Sciences 7.3%
Abbott Laboratories	529,746	0.7	32,876,037
Bristol-Myers Squibb Co.	576,239	0.4	19,229,095
Johnson & Johnson	928,587	1.2	60,441,728
Merck & Co., Inc.	1,036,418	0.8	40,669,042
Pfizer, Inc.	2,590,851	1.2	59,408,213
Other Securities		3.0	145,361,321

		7.3	357,985,436

Real Estate 3.0%
Other Securities		3.0	146,333,234

Retailing 4.2%
Amazon.com, Inc. *	123,741	0.6	28,695,538
The Home Depot, Inc.	524,235	0.6	27,150,131
Other Securities		3.0	152,464,984

		4.2	208,310,653

Semiconductors & Semiconductor Equipment 2.3%
Intel Corp.	1,716,980	1.0	48,762,232
Other Securities		1.3	66,963,058

		2.3	115,725,290

Software & Services 9.4%
Google, Inc., Class A *	85,904	1.1	51,991,678
International Business Machines Corp.	396,740	1.7	82,156,919
Microsoft Corp.	2,545,838	1.7	81,517,733
Oracle Corp.	1,338,010	0.8	39,324,114
Visa, Inc., Class A	172,900	0.4	21,263,242
Other Securities		3.7	185,974,920

		9.4	462,228,606

Technology Hardware & Equipment 7.7%
Apple, Inc. *	317,614	3.8	185,562,803
Cisco Systems, Inc.	1,828,015	0.7	36,834,502
EMC Corp. *	693,624	0.4	19,567,133
QUALCOMM, Inc.	571,578	0.7	36,489,540
Other Securities		2.1	102,135,572

		7.7	380,589,550

Telecommunication Services 2.7%
AT&T, Inc.	2,015,077	1.3	66,316,184
Verizon Communications, Inc.	962,657	0.8	38,872,090
Other Securities		0.6	25,970,347

		2.7	131,158,621

Transportation 2.0%
United Parcel Service, Inc., Class B	328,135	0.5	25,640,469
Other Securities		1.5	70,541,385

		2.0	96,181,854

Utilities 3.6%
Other Securities		3.6	175,243,832

Total Common Stock
(Cost $2,021,522,422)			4,912,758,546

Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
Other Securities		0.1	4,249,266

Total Other Investment Company
(Cost $4,249,266)			4,249,266

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investment 0.0% of net assets

U.S. Treasury Obligation 0.0%
Other Securities		0.0	1,999,805

Total Short-Term Investment
(Cost $1,999,805)			1,999,805

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 0.5% of net assets

State Street Institutional U.S. Government Money Market Fund	22,423,968	0.5	22,423,968

Total Collateral Invested for Securities on Loan
(Cost $22,423,968)			22,423,968

End of Collateral Invested for Securities on Loan.

At 04/30/12, the tax basis cost of the fund’s investments was $2,003,689,212 and the unrealized appreciation and depreciation were $3,014,654,957 and ($99,336,552), respectively, with a net unrealized appreciation of $2,915,318,405.

26 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust.

In addition to the above, the fund held the following at 04/30/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 06/15/12	70	4,877,600	115,202

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$4,912,758,546	$—	$—	$4,912,758,546
Other Investment Company(a)	4,249,266	—	—	4,249,266
Short-Term Investment(a)	—	1,999,805	—	1,999,805

Total	$4,917,007,812	$1,999,805	$—	$4,919,007,617

Other Financial Instruments
Collateral Invested for Securities on Loan	$22,423,968	$—	$—	$22,423,968
Futures Contract*	115,202	—	—	115,202

*	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in complete schedule of holdings.

There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2012.

See financial notes 27

 Schwab 1000 Index Fund

Statement of
Assets and Liabilities
As of April 30, 2012; unaudited

Assets

Investments in affiliated issuers, at value (cost $1,803,228)		$5,249,030
Investments in unaffiliated issuers, at value (cost $2,025,968,265) including securities on loan of $24,181,428	+	4,913,758,587

Total investments, at value (cost $2,027,771,493)		4,919,007,617
Collateral invested for securities on loan		22,423,968
Receivables:
Dividends		4,585,610
Fund shares sold		1,557,338
Income from securities on loan		72,294
Foreign tax reclaims		7,855
Interest		134
Prepaid expenses	+	82,934

Total assets		4,947,737,750

Liabilities

Collateral held for securities on loan		22,423,968
Payables:
Investment adviser and administrator fees		72,347
Shareholder service fees		43,637
Fund shares redeemed		2,861,404
Due to brokers for futures		22,685
Accrued expenses	+	196,366

Total liabilities		25,620,407

Net Assets

Total assets		4,947,737,750
Total liabilities	−	25,620,407

Net assets		$4,922,117,343

Net Assets by Source
Capital received from investors		1,863,710,221
Net investment income not yet distributed		26,008,729
Net realized capital gains		139,573,101
Net unrealized capital gains		2,892,825,292

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$4,922,117,343		124,228,033		$39.62

28 See financial notes

 Schwab 1000 Index Fund

Statement of
Operations
For November 1, 2011 through April 30, 2012; unaudited

Investment Income

Dividends received from affiliated issuer		$42,236
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $74,272)		50,123,535
Interest		8,049
Securities on loan	+	305,283

Total investment income		50,479,103

Expenses

Investment adviser and administrator fees		5,330,618
Shareholder service fees		2,277,752
Shareholder reports		99,957
Portfolio accounting fees		68,592
Transfer agent fees		66,695
Custodian fees		44,761
Professional fees		34,673
Trustees’ fees		26,776
Registration fees		21,208
Interest expense		2,071
Other expenses	+	62,052

Total expenses		8,035,155
Expense reduction by CSIM and its affiliates	−	1,268,535
Custody credits	−	46

Net expenses	−	6,766,574

Net investment income		43,712,529

Realized and Unrealized Gains (Losses)

Net realized gains on unaffiliated investments		115,023,570
Net realized gains on futures contracts	+	1,177,264

Net realized gains		116,200,834
Net unrealized gains on affiliated issuer		738,753
Net unrealized gains on unaffiliated investments		400,511,547
Net unrealized gains on futures contracts	+	115,202

Net unrealized gains	+	401,365,502

Net realized and unrealized gains		517,566,336

Increase in net assets resulting from operations		$561,278,865

See financial notes 29

 Schwab 1000 Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/11-4/30/12			11/1/10-10/31/11
Net investment income		$43,712,529	$78,010,205
Net realized gains		116,200,834	201,802,116
Net unrealized gains	+	401,365,502	69,288,970

Increase in net assets from operations		561,278,865	349,101,291

Distributions to Shareholders

Distributions from net investment income		(86,671,033)	(72,629,008)
Distributions from net realized gains	+	(183,283,175)	(59,077,498)

Total distributions		($269,954,208)	($131,706,506)

Transactions in Fund Shares

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,665,456	$137,285,240	8,119,509	$304,265,267
Shares reinvested		6,777,525	235,112,352	3,151,858	114,822,202
Shares redeemed	+	(7,790,197)	(293,159,370)	(17,520,002)	(660,242,679)

Net transactions in fund shares		2,652,784	$79,238,222	(6,248,635)	($241,155,210)

Shares Outstanding and Net Assets

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		121,575,249	$4,551,554,464	127,823,884	$4,575,314,889
Total increase or decrease	+	2,652,784	370,562,879	(6,248,635)	(23,760,425)

End of period		124,228,033	$4,922,117,343	121,575,249	$4,551,554,464

Net investment income not yet distributed			$26,008,729		$68,967,233

30 See financial notes

Schwab Small-Cap Index Fund®

Financial Statements

Financial Highlights

	11/1/11–		11/1/10–	11/1/09–	11/1/08–		11/1/07–	11/1/06–
	4/30/12*		10/31/11	10/31/10	10/31/09[1]		10/31/08	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	20.55		19.18	15.14	13.85		25.35	25.97

Income (loss) from investment operations:
Net investment income (loss)	0.18	[2]	0.25 [2]	0.22 [2]	0.18	[2]	0.33 [2]	0.35 [2]
Net realized and unrealized gains (losses)	1.82		1.37	3.97	1.40		(7.89)	2.36

Total from investment operations	2.00		1.62	4.19	1.58		(7.56)	2.71
Less distributions:
Distributions from net investment income	(0.35)		(0.20)	(0.15)	(0.29)		(0.32)	(0.28)
Distributions from net realized gains	(1.16)		(0.05)	—	—		(3.62)	(3.05)

Total distributions	(1.51)		(0.25)	(0.15)	(0.29)		(3.94)	(3.33)

Net asset value at end of period	21.04		20.55	19.18	15.14		13.85	25.35

Total return (%)	10.71	[3]	8.45	27.85	11.98		(34.48)	11.35

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.17	[4]	0.19	0.19	0.28	[5]	0.42	0.42
Gross operating expenses	0.20	[4]	0.19	0.20	0.33		0.42	0.42
Net investment income (loss)	1.77	[4]	1.18	1.23	1.41		1.78	1.43
Portfolio turnover rate	30	[3]	26	33	26		64	31
Net assets, end of period ($ x 1,000,000)	1,644		1,502	1,406	1,142		628	969

* Unaudited.
1 Effective August 21, 2009, the Investor Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 Annualized.
5 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.

See financial notes 31

 Schwab Small-Cap Index Fund

Portfolio Holdings as of April 30, 2012 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

98.3%		Common Stock	1,314,574,537	1,615,955,126
0.0%		Rights	—	—
0.0%		Warrants	—	—
1.7%		Short-Term Investments	27,907,579	27,907,579

100.0%		Total Investments	1,342,482,116	1,643,862,705
5.4%		Collateral Invested for Securities on Loan	88,178,306	88,178,306
(5	.4)%	Other Assets and Liabilities, Net		(88,461,247)

100.0%		Net Assets		1,643,579,764

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 98.3% of net assets

Automobiles & Components 0.8%
Other Securities		0.8	12,910,010

Banks 7.5%
Hancock Holding Co.	102,249	0.2	3,290,373
Signature Bank *	61,709	0.2	4,053,664
SVB Financial Group *	57,400	0.2	3,678,766
Other Securities		6.9	112,965,308

		7.5	123,988,111

Capital Goods 9.2%
Acuity Brands, Inc.	58,100	0.2	3,228,617
CLARCOR, Inc.	67,600	0.2	3,246,152
Hexcel Corp. *	131,383	0.2	3,597,266
United Rentals, Inc. (c)*	83,800	0.2	3,911,784
Woodward, Inc.	82,500	0.2	3,431,175
Other Securities		8.2	133,187,128

		9.2	150,602,122

Commercial & Professional Supplies 3.9%
Clean Harbors, Inc. *	62,800	0.3	4,285,472
Other Securities		3.6	59,353,379

		3.9	63,638,851

Consumer Durables & Apparel 3.0%
Carter’s, Inc. *	65,814	0.2	3,573,700
Other Securities		2.8	45,375,585

		3.0	48,949,285

Consumer Services 4.1%
Sotheby’s	90,600	0.2	3,562,392
Other Securities		3.9	63,165,830

		4.1	66,728,222

Diversified Financials 2.8%
Other Securities		2.8	46,880,213

Energy 6.4%
Cheniere Energy, Inc. *	205,800	0.2	3,768,198
CVR Energy, Inc. (c)*	117,600	0.2	3,570,336
Energy XXI (Bermuda) Ltd. *	100,900	0.2	3,801,912
Lufkin Industries, Inc.	44,890	0.2	3,449,348
Rosetta Resources, Inc. *	71,000	0.2	3,569,170
World Fuel Services Corp.	94,800	0.3	4,176,888
Other Securities		5.1	83,246,282

		6.4	105,582,134

Food & Staples Retailing 1.1%
Other Securities		1.1	18,500,728

Food, Beverage & Tobacco 1.7%
Other Securities		1.7	27,444,412

Health Care Equipment & Services 6.0%
athenahealth, Inc. *	46,700	0.2	3,383,415
WellCare Health Plans, Inc. *	57,100	0.2	3,493,378
Other Securities		5.6	92,441,994

		6.0	99,318,787

Household & Personal Products 0.7%
Nu Skin Enterprises, Inc., Class A	73,422	0.2	3,913,393
Other Securities		0.5	7,263,208

		0.7	11,176,601

Insurance 2.6%
ProAssurance Corp.	41,000	0.2	3,611,690
Other Securities		2.4	39,749,766

		2.6	43,361,456

Materials 4.5%
Other Securities		4.5	74,150,812

Media 1.2%
Other Securities		1.2	20,066,521

32 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Pharmaceuticals, Biotechnology & Life Sciences 6.2%
ARIAD Pharmaceuticals, Inc. *	214,600	0.2	3,497,980
Cepheid, Inc. *	88,800	0.2	3,410,808
Cubist Pharmaceuticals, Inc. *	84,232	0.2	3,561,329
Medivation, Inc. *	42,000	0.2	3,396,960
Onyx Pharmaceuticals, Inc. *	84,900	0.2	3,863,799
Salix Pharmaceuticals Ltd. *	78,200	0.2	3,863,080
Other Securities		5.0	80,032,282

		6.2	101,626,238

Real Estate 9.6%
American Campus Communities, Inc.	99,300	0.3	4,413,885
BioMed Realty Trust, Inc.	209,800	0.3	4,158,236
CBL & Associates Properties, Inc.	198,700	0.2	3,701,781
Extra Space Storage, Inc.	138,358	0.3	4,199,165
Hatteras Financial Corp.	127,700	0.2	3,719,901
Highwoods Properties, Inc.	96,600	0.2	3,354,918
Home Properties, Inc.	64,365	0.2	3,929,483
Kilroy Realty Corp.	93,000	0.3	4,412,850
LaSalle Hotel Properties	113,926	0.2	3,350,564
MFA Financial, Inc.	476,900	0.2	3,519,522
Mid-America Apartment Communities, Inc.	54,800	0.2	3,730,236
National Retail Properties, Inc.	141,200	0.2	3,866,056
Post Properties, Inc.	72,267	0.2	3,519,403
Tanger Factory Outlet Centers, Inc.	115,100	0.2	3,604,932
Other Securities		6.4	104,169,333

		9.6	157,650,265

Retailing 4.5%
Ascena Retail Group, Inc. *	168,600	0.2	3,452,928
Other Securities		4.3	70,426,915

		4.5	73,879,843

Semiconductors & Semiconductor Equipment 3.2%
Other Securities		3.2	52,763,258

Software & Services 8.0%
Concur Technologies, Inc. *	59,900	0.2	3,387,944
Jack Henry & Associates, Inc.	115,800	0.2	3,932,568
Parametric Technology Corp. *	159,800	0.2	3,448,484
Solarwinds, Inc. *	76,300	0.2	3,579,233
Wright Express Corp. *	51,776	0.2	3,304,344
Other Securities		7.0	114,431,349

		8.0	132,083,922

Technology Hardware & Equipment 5.0%
Other Securities		5.0	82,151,499

Telecommunication Services 0.8%
Other Securities		0.8	12,421,436

Transportation 2.3%
Alaska Air Group, Inc. *	96,000	0.2	3,244,800
Other Securities		2.1	33,884,703

		2.3	37,129,503

Utilities 3.2%
Cleco Corp.	81,700	0.2	3,333,360
Other Securities		3.0	49,617,537

		3.2	52,950,897

Total Common Stock
(Cost $1,314,574,537)			1,615,955,126

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	—

Total Rights
(Cost $—)			—

Warrants 0.0% of net assets

Energy 0.0%
Other Securities		0.0	—

Total Warrants
(Cost $—)			—

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 1.7% of net assets

Time Deposit 1.5%
Bank of America
0.03%, 05/01/12	24,957,845	1.5	24,957,845

U.S. Treasury Obligations 0.2%
Other Securities		0.2	2,949,734

Total Short-Term Investments
(Cost $27,907,579)			27,907,579

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 5.4% of net assets

Wells Fargo Advantage Government Money Market Fund	88,178,306	5.4	88,178,306

Total Collateral Invested for Securities on Loan
(Cost $88,178,306)			88,178,306

End of Collateral Invested for Securities on Loan.

See financial notes 33

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

At 04/30/12 the tax basis cost of the fund’s investments was $1,347,303,690 and the unrealized appreciation and depreciation were $412,189,439 and ($115,630,424), respectively, with a net unrealized appreciation of $296,559,015.

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(c)	All or a portion of this security is on loan.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust.

In addition to the above, the fund held the following at 04/30/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
Russell 2000 Index, mini, Long, expires 06/15/12	330	26,891,700	456,803

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,615,955,126	$—	$—	$1,615,955,126
Rights(a)	—	—	—	—
Warrants(a)	—	—	—	—
Short-Term Investments(a)	—	27,907,579	—	27,907,579

Total	$1,615,955,126	$27,907,579	$—	$1,643,862,705

Other Financial Instruments
Collateral Invested for Securities on Loan	$88,178,306	$—	$—	$88,178,306
Futures Contract*	456,803	—	—	456,803

*	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in complete schedule of holdings.

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2011	(Losses)	(Losses)	Purchases	Sales	in**	out**	2012

Common Stock	$127,375	($3,526,188)	$3,494,645	$—	($95,832)	$—	$—	$—

Total	$127,375	($3,526,188)	$3,494,645	$—	($95,832)	$—	$—	$—

**	All security transfers in and out of Level 3 from Level 1 or Level 2 were the result of fair valued securities for which no quoted value was available.

There were no significant transfers between Level 1 and Level 2 for the period ended April 30, 2012.

34 See financial notes

 Schwab Small-Cap Index Fund

Statement of
Assets and Liabilities
As of April 30, 2012; unaudited

Assets

Investments, at value (cost $1,342,482,116) including securities on loan of $83,054,277		$1,643,862,705
Collateral invested for securities on loan		88,178,306
Receivables:
Investments sold		2,746,287
Fund shares sold		2,460,056
Dividends		639,998
Income from securities on loan		255,119
Receivable from investment adviser		623
Interest		21
Prepaid expenses	+	24,484

Total assets		1,738,167,599

Liabilities

Collateral held for securities on loan		88,178,306
Payables:
Investments bought		4,236,159
Investment adviser and administrator fees		16,164
Shareholder service fees		3,484
Fund shares redeemed		1,732,901
Due to brokers for futures		332,970
Accrued expenses	+	87,851

Total liabilities		94,587,835

Net Assets

Total assets		1,738,167,599
Total liabilities	−	94,587,835

Net assets		$1,643,579,764

Net Assets by Source
Capital received from investors		1,336,221,379
Net investment income not yet distributed		9,388,617
Net realized capital losses		(6,746,262)
Net unrealized capital gains		304,716,030

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,643,579,764		78,099,929		$21.04

See financial notes 35

 Schwab Small-Cap Index Fund

Statement of
Operations
For November 1, 2011 through April 30, 2012; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $11,066)		$13,303,071
Interest		1,919
Securities on loan	+	1,756,294

Total investment income		15,061,284

Expenses

Investment adviser and administrator fees		1,165,675
Shareholder service fees		153,064
Index fee		62,055
Shareholder reports		38,022
Portfolio accounting fees		37,675
Transfer agent fees		33,298
Registration fees		27,572
Professional fees		24,585
Custodian fees		17,541
Trustees’ fees		8,006
Interest expense		646
Other expenses	+	20,698

Total expenses		1,588,837
Expense reduction by CSIM and its affiliates	−	267,093

Net expenses	−	1,321,744

Net investment income		13,739,540

Realized and Unrealized Gains (Losses)

Net realized gains on investments		697,989
Net realized losses on futures contracts		(136,566)
Net realized gains on foreign currency transactions	+	350

Net realized gains		561,773
Net unrealized gains on investments		144,063,532
Net unrealized gains on futures contracts		249,811
Net unrealized losses on foreign currency translations	+	(49)

Net unrealized gains	+	144,313,294

Net realized and unrealized gains		144,875,067

Increase in net assets resulting from operations		$158,614,607

36 See financial notes

 Schwab Small-Cap Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/11-4/30/12			11/1/10-10/31/11
Net investment income		$13,739,540	$18,466,000
Net realized gains		561,773	95,376,181
Net unrealized gains	+	144,313,294	8,082,589

Increase in net assets from operations		158,614,607	121,924,770

Distributions to Shareholders

Distributions from net investment income		(25,652,389)	(14,254,530)
Distributions from net realized gains	+	(84,544,390)	(4,031,438)

Total distributions		($110,196,779)	($18,285,968)

Transactions in Fund Shares

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,903,794	$120,956,494	14,936,269	$309,163,569
Shares reinvested		5,456,861	101,552,189	814,081	16,827,051
Shares redeemed	+	(6,352,381)	(129,022,757)	(15,965,406)	(333,977,185)

Net transactions in fund shares		5,008,274	$93,485,926	(215,056)	($7,986,565)

Shares Outstanding and Net Assets

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		73,091,655	$1,501,676,010	73,306,711	$1,406,023,773
Total increase or decrease	+	5,008,274	141,903,754	(215,056)	95,652,237

End of period		78,099,929	$1,643,579,764	73,091,655	$1,501,676,010

Net investment income not yet distributed			$9,388,617		$21,301,466

See financial notes 37

Schwab Total Stock Market Index Fund®

Financial Statements

Financial Highlights

	11/1/11–		11/1/10–	11/1/09–	11/1/08–	11/1/07–	11/1/06–
	4/30/12*		10/31/11	10/31/10	10/31/09[1]	10/31/08	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	22.92		21.57	18.50	17.08	27.04	23.90

Income (loss) from investment operations:
Net investment income (loss)	0.24		0.41	0.37	0.24	0.40	0.37
Net realized and unrealized gains (losses)	2.61		1.33	3.02	1.55	(9.93)	3.09

Total from investment operations	2.85		1.74	3.39	1.79	(9.53)	3.46
Less distributions:
Distributions from net investment income	(0.42)		(0.39)	(0.32)	(0.37)	(0.37)	(0.32)
Distributions from net realized gains	—		—	—	—	(0.06)	—

Total distributions	(0.42)		(0.39)	(0.32)	(0.37)	(0.43)	(0.32)

Net asset value at end of period	25.35		22.92	21.57	18.50	17.08	27.04

Total return (%)	12.70	[2]	8.14	18.53	10.92	(35.76)	14.62

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.09	[3]	0.09	0.09	0.21 [4]	0.38	0.37
Gross operating expenses	0.10	[3]	0.11	0.11	0.28	0.38	0.37
Net investment income (loss)	2.06	[3]	1.79	1.85	2.02	1.71	1.49
Portfolio turnover rate	0	[2,5]	1	3	5	1	0 [5]
Net assets, end of period ($ x 1,000,000)	2,010		1,747	1,470	1,205	585	906

* Unaudited.
1 Effective September 18, 2009, the Investor Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Not annualized.
3 Annualized.
4 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.
5 Less than 1%.

38 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings as of April 30, 2012 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

98.8%		Common Stock	1,474,801,458	1,987,650,809
0.0%		Rights	—	—
0.0%		Warrants	—	—
1.0%		Short-Term Investments	19,537,730	19,537,730

99.8%		Total Investments	1,494,339,188	2,007,188,539
0.6%		Collateral Invested for Securities on Loan	12,025,131	12,025,131
(0	.4)%	Other Assets and Liabilities, Net		(8,755,558)

100.0%		Net Assets		2,010,458,112

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 98.8% of net assets

Automobiles & Components 0.8%
Other Securities		0.8	16,792,144

Banks 3.3%
U.S. Bancorp	247,031	0.4	7,946,987
Wells Fargo & Co.	642,306	1.1	21,472,290
Other Securities		1.8	37,849,212

		3.3	67,268,489

Capital Goods 8.1%
3M Co.	83,000	0.4	7,416,880
Caterpillar, Inc.	75,400	0.4	7,748,858
General Electric Co.	1,362,666	1.3	26,681,000
United Technologies Corp.	102,068	0.4	8,332,832
Other Securities		5.6	112,706,112

		8.1	162,885,682

Commercial & Professional Supplies 0.9%
Other Securities		0.9	18,434,133

Consumer Durables & Apparel 1.5%
Other Securities		1.5	29,153,213

Consumer Services 2.4%
McDonald’s Corp.	132,709	0.6	12,932,492
Other Securities		1.8	35,544,908

		2.4	48,477,400

Diversified Financials 5.1%
American Express Co.	132,650	0.4	7,986,856
Bank of America Corp.	1,301,956	0.5	10,558,863
Citigroup, Inc.	374,528	0.6	12,374,405
JPMorgan Chase & Co.	489,944	1.0	21,057,793
The Charles Schwab Corp. (b)	131,526	0.1	1,880,822
Other Securities		2.5	49,582,254

		5.1	103,440,993

Energy 10.4%
Chevron Corp.	258,539	1.4	27,549,916
ConocoPhillips	160,723	0.6	11,512,588
Exxon Mobil Corp.	619,034	2.7	53,447,396
Occidental Petroleum Corp.	104,820	0.5	9,561,680
Schlumberger Ltd.	173,260	0.6	12,845,496
Other Securities		4.6	93,491,245

		10.4	208,408,321

Food & Staples Retailing 1.9%
CVS Caremark Corp.	171,140	0.4	7,636,267
Wal-Mart Stores, Inc.	225,100	0.7	13,260,641
Other Securities		0.8	17,164,967

		1.9	38,061,875

Food, Beverage & Tobacco 5.5%
Altria Group, Inc.	264,800	0.4	8,529,208
Kraft Foods, Inc., Class A	228,013	0.5	9,090,878
PepsiCo, Inc.	200,858	0.7	13,256,628
Philip Morris International, Inc.	223,300	1.0	19,987,583
The Coca-Cola Co.	268,700	1.0	20,507,184
Other Securities		1.9	38,559,267

		5.5	109,930,748

Health Care Equipment & Services 4.2%
UnitedHealth Group, Inc.	139,080	0.4	7,809,342
Other Securities		3.8	75,643,420

		4.2	83,452,762

Household & Personal Products 2.0%
The Procter & Gamble Co.	352,215	1.1	22,414,963
Other Securities		0.9	18,120,680

		2.0	40,535,643

Insurance 3.7%
Berkshire Hathaway, Inc., Class B *	246,274	1.0	19,812,743
Other Securities		2.7	54,262,066

		3.7	74,074,809

See financial notes 39

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Materials 3.9%
Other Securities		3.9	78,942,945

Media 3.1%
Comcast Corp., Class A	277,004	0.4	8,401,531
The Walt Disney Co.	218,193	0.5	9,406,300
Other Securities		2.2	44,205,055

		3.1	62,012,886

Pharmaceuticals, Biotechnology & Life Sciences 7.2%
Abbott Laboratories	201,305	0.6	12,492,988
Amgen, Inc.	115,268	0.4	8,196,708
Bristol-Myers Squibb Co.	221,450	0.4	7,389,787
Johnson & Johnson	353,170	1.1	22,987,835
Merck & Co., Inc.	396,670	0.8	15,565,331
Pfizer, Inc.	992,801	1.1	22,764,927
Other Securities		2.8	55,857,025

		7.2	145,254,601

Real Estate 3.4%
Other Securities		3.4	69,143,647

Retailing 4.3%
Amazon.com, Inc. *	45,400	0.5	10,528,260
The Home Depot, Inc.	199,070	0.5	10,309,835
Other Securities		3.3	64,725,053

		4.3	85,563,148

Semiconductors & Semiconductor Equipment 2.5%
Intel Corp.	656,232	0.9	18,636,989
Other Securities		1.6	31,416,898

		2.5	50,053,887

Software & Services 9.2%
Google, Inc., Class A *	32,765	1.0	19,830,361
International Business Machines Corp.	145,710	1.5	30,173,627
Microsoft Corp.	962,750	1.5	30,827,255
Oracle Corp.	501,749	0.7	14,746,403
Visa, Inc., Class A	66,300	0.4	8,153,574
Other Securities		4.1	81,894,069

		9.2	185,625,289

Technology Hardware & Equipment 7.6%
Apple, Inc. *	119,700	3.5	69,933,528
Cisco Systems, Inc.	694,509	0.7	13,994,356
EMC Corp. *	262,686	0.4	7,410,372
QUALCOMM, Inc.	216,600	0.7	13,827,744
Other Securities		2.3	47,871,316

		7.6	153,037,316

Telecommunication Services 2.5%
AT&T, Inc.	766,056	1.3	25,210,903
Verizon Communications, Inc.	364,072	0.7	14,701,227
Other Securities		0.5	11,212,203

		2.5	51,124,333

Transportation 1.8%
Union Pacific Corp.	62,000	0.3	6,971,280
Other Securities		1.5	29,442,264

		1.8	36,413,544

Utilities 3.5%
Other Securities		3.5	69,563,001

Total Common Stock
(Cost $1,474,801,458)			1,987,650,809

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	—

Total Rights
(Cost $—)			—

Warrants 0.0% of net assets

Energy 0.0%
Other Securities		0.0	—

Total Warrants
(Cost $—)			—

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 1.0% of net assets

Time Deposit 0.9%
Bank of America
0.03%, 05/01/12	17,987,881	0.9	17,987,881

U.S. Treasury Obligation 0.1%
Other Securities		0.1	1,549,849

Total Short-Term Investments
(Cost $19,537,730)			19,537,730

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 0.6% of net assets

Wells Fargo Advantage Government Money Market Fund	12,025,131	0.6	12,025,131

Total Collateral Invested for Securities on Loan
(Cost $12,025,131)			12,025,131

End of Collateral Invested for Securities on Loan.

40 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

At 04/30/12 the tax basis cost of the fund’s investments was $1,505,644,571 and the unrealized appreciation and depreciation were $667,599,688 and ($166,055,720), respectively, with a net unrealized appreciation of $501,543,968.

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	Illiquid security. At the period end, the value of these amounted to $1,793 or 0.0% of net assets.
(d)	All or a portion of this security is on loan.
(e)	All or a portion of this security is held as collateral for open futures contracts.
(f)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust.

In addition to the above, the fund held the following at 04/30/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 06/15/12	100	8,149,000	135,825
S&P 500 Index, e-mini, Long, expires 06/15/12	150	10,452,000	246,863

Net unrealized gains			382,688

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,922,084,052	$—	$—	$1,922,084,052
Consumer Durables & Apparel	29,149,052	—	4,161	29,153,213
Transportation	36,411,751	—	1,793	36,413,544
Rights(a)	—	—	—	—
Short-Term Investments(a)	—	19,537,730	—	19,537,730
Warrants	—	—	—	—

Total	$1,987,644,855	$19,537,730	$5,954	$2,007,188,539

Other Financial Instruments
Collateral Invested for Securities on Loan	$12,025,131	$—	$—	$12,025,131
Futures Contracts*	382,688	—	—	382,688

*	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in complete schedule of holdings.

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2011	(Losses)	(Losses)	Purchases	Sales	in**	out**	2012

Common Stock	$8,367	($613,436)	$610,087	$—	($4,839)	$5,775	$—	$5,954
Rights	29	3	(29)	—	(3)	—	—	—

Total	$8,396	($613,433)	$610,058	$—	($4,842)	$5,775	$—	$5,954

**	All security transfers in and out of Level 3 from Level 1 or Level 2 were the result of fair valued securities for which no quoted value was available.

There were no significant transfers between Level 1 and Level 2 for the period ended April 30, 2012.

All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying statements of operations. Changes in net unrealized gains (losses) for Level 3 investment held by the fund at April 30, 2012 are ($1,614).

See financial notes 41

 Schwab Total Stock Market Index Fund

Statement of
Assets and Liabilities
As of April 30, 2012; unaudited

Assets

Investments in affiliated issuers, at value (cost $2,564,134)		$1,880,822
Investments in unaffiliated issuers, at value (cost $1,491,775,054) including securities on loan of $11,748,617	+	2,005,307,717

Total investments, at value (cost $1,494,339,188)		2,007,188,539
Collateral invested for securities on loan		12,025,131
Receivables:
Investments sold		357,174
Fund shares sold		3,545,663
Dividends		1,781,151
Income from securities on loan		53,723
Foreign tax reclaims		3,037
Interest		15
Prepaid expenses	+	24,864

Total assets		2,024,979,297

Liabilities

Collateral held for securities on loan		12,025,131
Payables:
Investments bought		1,729,762
Investment adviser and administrator fees		8,280
Shareholder service fees		4,526
Fund shares redeemed		570,543
Due to brokers for futures		125,750
Accrued expenses	+	57,193

Total liabilities		14,521,185

Net Assets

Total assets		2,024,979,297
Total liabilities	−	14,521,185

Net assets		$2,010,458,112

Net Assets by Source
Capital received from investors		1,514,688,240
Net investment income not yet distributed		12,078,679
Net realized capital losses		(30,248,943)
Net unrealized capital gains		513,940,136

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$2,010,458,112		79,309,249		$25.35

42 See financial notes

 Schwab Total Stock Market Index Fund

Statement of
Operations
For November 1, 2011 through April 30, 2012; unaudited

Investment Income

Dividends received from affiliated issuer		$15,123
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $32,064)		19,562,930
Interest		4,905
Securities on loan	+	240,422

Total investment income		19,823,380

Expenses

Investment adviser and administrator fees		553,281
Shareholder service fees		180,739
Transfer agent fees		49,751
Portfolio accounting fees		48,047
Professional fees		26,460
Shareholder reports		24,865
Registration fees		21,601
Custodian fees		11,984
Trustees’ fees		5,852
Interest expense		30
Other expenses	+	21,672

Total expenses		944,282
Expense reduction by CSIM and its affiliates	−	118,096

Net expenses	−	826,186

Net investment income		18,997,194

Realized and Unrealized Gains (Losses)

Net realized gains on investments		160,319
Net realized gains on futures contracts	+	1,965,310

Net realized gains		2,125,629
Net unrealized gains on affiliated issuer		255,453
Net unrealized gains on unaffiliated investments		201,788,265
Net unrealized losses on futures contracts	+	(657,558)

Net unrealized gains	+	201,386,160

Net realized and unrealized gains		203,511,789

Increase in net assets resulting from operations		$222,508,983

See financial notes 43

 Schwab Total Stock Market Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/11-4/30/12			11/1/10-10/31/11
Net investment income		$18,997,194	$30,636,588
Net realized gains		2,125,629	2,761,150
Net unrealized gains	+	201,386,160	81,349,337

Increase in net assets from operations		222,508,983	114,747,075

Distributions to Shareholders

Distributions from net investment income		($32,188,219)	($26,769,873)

Transactions in Fund Shares

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		9,163,463	$219,506,176	22,264,739	$513,941,756
Shares reinvested		1,240,438	27,500,498	1,030,256	22,943,799
Shares redeemed	+	(7,319,998)	(173,691,665)	(15,226,159)	(348,432,230)

Net transactions in fund shares		3,083,903	$73,315,009	8,068,836	$188,453,325

Shares Outstanding and Net Assets

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		76,225,346	$1,746,822,339	68,156,510	$1,470,391,812
Total increase	+	3,083,903	263,635,773	8,068,836	276,430,527

End of period		79,309,249	$2,010,458,112	76,225,346	$1,746,822,339

Net investment income not yet distributed			$12,078,679		$25,269,704

44 See financial notes

Schwab International Index Fund®

Financial Statements

Financial Highlights

	11/1/11–		11/1/10–	11/1/09–	11/1/08–	11/1/07–	11/1/06–
	4/30/12*		10/31/11	10/31/10	10/31/09[1]	10/31/08	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	16.02		17.31	16.26	13.95	25.95	21.14

Income (loss) from investment operations:
Net investment income (loss)	0.29		0.57	0.48	0.37	0.68	0.54
Net realized and unrealized gains (losses)	0.22		(1.38)	1.01	2.58	(12.13)	4.93

Total from investment operations	0.51		(0.81)	1.49	2.95	(11.45)	5.47
Less distributions:
Distributions from net investment income	(0.60)		(0.48)	(0.44)	(0.64)	(0.55)	(0.66)

Net asset value at end of period	15.93		16.02	17.31	16.26	13.95	25.95

Total return (%)	3.54	[2]	(4.83)	9.31	22.55	(45.02)	26.50

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.19	[3]	0.19	0.19	0.32 [4]	0.50	0.50
Gross operating expenses	0.22	[3]	0.21	0.22	0.41	0.54	0.54
Net investment income (loss)	3.75	[3]	3.26	2.88	2.92	3.15	2.34
Portfolio turnover rate	25	[2]	10	13	21	10	5
Net assets, end of period ($ x 1,000,000)	1,403		1,375	1,471	1,369	711	1,264

* Unaudited.
1 Effective August 21, 2009, the Investor Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Not annualized.
3 Annualized.
4 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.

See financial notes 45

 Schwab International Index Fund

Portfolio Holdings as of April 30, 2012 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

97.7%		Common Stock	1,163,863,477	1,371,693,600
0.6%		Preferred Stock	5,995,172	7,789,713
0.8%		Other Investment Company	11,327,697	11,287,500
0.1%		Short-Term Investment	1,570,310	1,570,310

99.2%		Total Investments	1,182,756,656	1,392,341,123
3.1%		Collateral Invested for Securities on Loan	43,878,380	43,878,380
(2	.3)%	Other Assets and Liabilities, Net		(33,022,145)

100.0%		Net Assets		1,403,197,358

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 97.7% of net assets

Australia 8.6%
Australia & New Zealand Banking Group Ltd.	356,001	0.6	8,819,305
BHP Billiton Ltd.	435,626	1.2	16,164,868
Commonwealth Bank of Australia	212,688	0.8	11,473,020
National Australia Bank Ltd.	297,767	0.6	7,783,418
Westpac Banking Corp.	410,573	0.7	9,675,653
Other Securities		4.7	67,410,791

		8.6	121,327,055

Austria 0.2%
Other Securities		0.2	3,483,990

Belgium 1.0%
Anheuser-Busch InBev N.V. (b)	109,149	0.6	7,866,967
Other Securities		0.4	6,173,636

		1.0	14,040,603

Denmark 1.2%
Novo Nordisk A/S, Class B	57,578	0.6	8,488,319
Other Securities		0.6	7,806,497

		1.2	16,294,816

Finland 0.8%
Other Securities		0.8	11,275,265

France 8.8%
DANONE S.A.	78,735	0.4	5,542,870
LVMH Moet Hennessy Louis Vuitton S.A.	34,297	0.4	5,689,724
Sanofi	154,320	0.8	11,787,240
Total S.A.	287,862	1.0	13,818,413
Other Securities		6.2	86,019,126

		8.8	122,857,373

Germany 7.8%
Allianz SE - Reg’d	61,483	0.5	6,857,894
BASF SE (b)	124,582	0.7	10,257,223
Bayer AG - Reg’d (b)	111,979	0.6	7,890,476
Daimler AG - Reg’d	122,572	0.5	6,782,099
E.ON AG (b)	244,203	0.4	5,529,192
SAP AG	124,580	0.6	8,261,335
Siemens AG - Reg’d	111,626	0.7	10,361,169
Other Securities		3.8	53,169,248

		7.8	109,108,636

Greece 0.1%
Other Securities		0.1	1,169,061

Hong Kong 2.9%
Other Securities		2.9	40,615,972

Ireland 0.3%
Other Securities		0.3	3,946,211

Israel 0.6%
Teva Pharmaceutical Industries Ltd.	128,323	0.4	5,867,842
Other Securities		0.2	3,244,407

		0.6	9,112,249

Italy 2.1%
Eni S.p.A.	327,921	0.5	7,286,342
Other Securities		1.6	22,741,679

		2.1	30,028,021

Japan 21.0%
Canon, Inc.	153,895	0.5	6,975,723
Honda Motor Co., Ltd.	221,539	0.6	7,973,008
Mitsubishi UFJ Financial Group, Inc.	1,725,609	0.6	8,285,528
Sumitomo Mitsui Financial Group, Inc.	182,246	0.4	5,831,650
Toyota Motor Corp.	374,003	1.1	15,325,796
Other Securities		17.8	249,709,170

		21.0	294,100,875

46 See financial notes

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Netherlands 2.3%
Unilever N.V. CVA	220,395	0.5	7,549,476
Other Securities		1.8	25,427,451

		2.3	32,976,927

New Zealand 0.1%
Other Securities		0.1	1,732,831

Norway 1.0%
Other Securities		1.0	13,339,119

Portugal 0.2%
Other Securities		0.2	2,737,287

Singapore 1.8%
Other Securities		1.8	25,460,587

Spain 2.5%
Banco Santander S.A.	1,151,685	0.5	7,230,996
Telefonica S.A.	560,486	0.6	8,184,638
Other Securities		1.4	19,852,623

		2.5	35,268,257

Sweden 3.1%
Other Securities		3.1	43,912,026

Switzerland 8.4%
Nestle S.A. - Reg’d	446,989	2.0	27,395,622
Novartis AG - Reg’d	316,679	1.2	17,485,822
Roche Holding AG	95,297	1.2	17,416,527
UBS AG - Reg’d *	492,059	0.4	6,144,926
Other Securities		3.6	49,613,435

		8.4	118,056,332

United Kingdom 22.9%
Anglo American plc	179,033	0.5	6,918,685
AstraZeneca plc	176,485	0.6	7,733,819
Barclays plc	1,563,453	0.4	5,535,162
BG Group plc	459,872	0.8	10,850,760
BHP Billiton plc	286,240	0.7	9,214,594
BP plc	2,572,053	1.3	18,580,763
British American Tobacco plc	266,775	1.0	13,682,756
Diageo plc	338,960	0.6	8,549,674
GlaxoSmithKline plc	683,760	1.1	15,795,870
HSBC Holdings plc	2,424,143	1.6	21,883,160
Rio Tinto plc	185,805	0.7	10,415,253
Royal Dutch Shell plc, A Shares	493,817	1.3	17,612,441
Royal Dutch Shell plc, B Shares	360,605	0.9	13,196,175
Standard Chartered plc	322,141	0.6	7,874,942
Tesco plc	1,080,820	0.4	5,569,110
Unilever plc	173,177	0.4	5,916,068
Vodafone Group plc	6,809,854	1.3	18,849,399
Other Securities		8.7	122,671,476

		22.9	320,850,107

Total Common Stock
(Cost $1,163,863,477)			1,371,693,600

Preferred Stock 0.6% of net assets

Germany 0.6%
Other Securities		0.6	7,745,766

United Kingdom 0.0%
Other Securities		0.0	43,947

Total Preferred Stock
(Cost $5,995,172)			7,789,713

Other Investment Company 0.8% of net assets

United States 0.8%
iShares MSCI EAFE Index Fund	210,000	0.8	11,287,500

Total Other Investment Company
(Cost $11,327,697)			11,287,500

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investment 0.1% of net assets

Time Deposit 0.1%
Other Securities		0.1	1,570,310

Total Short-Term Investment
(Cost $1,570,310)			1,570,310

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 3.1% of net assets

Wells Fargo Advantage Government Money Market Fund	43,878,380	3.1	43,878,380

Total Collateral Invested for Securities on Loan
(Cost $43,878,380)			43,878,380

End of Collateral Invested for Securities on Loan.

At 04/30/12, the tax basis cost of the fund’s investments was $1,188,832,336 and the unrealized appreciation and depreciation were $366,863,082 and ($163,354,295), respectively, with a net unrealized appreciation of $203,508,787.

See financial notes 47

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

At 04/30/12, the values of certain foreign securities held by the fund aggregating $1,355,878,319 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2)

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	All or a portion of this security is on loan.

CDI —	CHESS Depositary Interest.
CVA —	Dutch Certificate
Reg’d —	Registered
REIT —	Real Estate Investment Trust.
RSP —	Risparmio (Convertible Savings Shares).
SDR —	Swedish Depositary Receipt.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$514,615,466	$—	$514,615,466
Belgium	7,866,967	6,173,636	—	14,040,603
Greece	496,507	672,554	—	1,169,061
Hong Kong	18,449	40,597,523	—	40,615,972
Japan	251,130	293,849,745	—	294,100,875
Netherlands	4,888,702	28,088,225	—	32,976,927
Spain	405,725	34,862,532	—	35,268,257
Switzerland	9,089,819	108,966,513	—	118,056,332
United Kingdom	543,748	320,306,359	—	320,850,107
Preferred Stock(a)	—	7,745,766	—	7,745,766
United Kingdom	—	—	43,947	43,947
Other Investment Company(a)	11,287,500	—	—	11,287,500
Short-Term Investment(a)	—	1,570,310	—	1,570,310

Total	$34,848,547	$1,357,448,629	$43,947	$1,392,341,123

Other Financial Instruments
Collateral Invested for Securities on Loan	$43,878,380	$—	$—	$43,878,380

(a)	As categorized in complete schedule of holdings.

48 See financial notes

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2011	(Losses)	(Losses)	Purchases	Sales	in*	out*	2012

Common Stock
United Kingdom	$32,986	($587)	($174)	$—	($32,225)	$—	$—	$—
Preferred Stock
United Kingdom	—	—	246	43,701	—	—	—	43,947

Total	$32,986	($587)	$72	$43,701	($32,225)	$—	$—	$43,947

*	All security transfers in and out of Level 3 from Level 1 or Level 2 were the result of fair valued securities for which no quoted value was available.

There were no significant transfers between Level 1 and Level 2 for the period ended April 30, 2012.

All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying statements of operations. Changes in net unrealized gains (losses) for Level 3 investment held by the fund at April 30, 2012 are $246.

See financial notes 49

 Schwab International Index Fund

Statement of
Assets and Liabilities
As of April 30, 2012; unaudited

Assets

Investments, at value (cost $1,182,756,656) including securities on loan of $40,596,540		$1,392,341,123
Foreign currency, at value (cost $1,571,144)		1,571,646
Collateral invested for securities on loan		43,878,380
Receivables:
Dividends		7,483,511
Fund shares sold		1,497,039
Foreign tax reclaims		732,044
Income from securities on loan		229,911
Interest		1
Prepaid expenses	+	25,568

Total assets		1,447,759,223

Liabilities

Collateral held for securities on loan		43,878,380
Payables:
Investments bought		52,698
Investment adviser and administrator fees		14,143
Shareholder service fees		2,507
Fund shares redeemed		497,258
Accrued expenses	+	116,879

Total liabilities		44,561,865

Net Assets

Total assets		1,447,759,223
Total liabilities	−	44,561,865

Net assets		$1,403,197,358

Net Assets by Source
Capital received from investors		1,215,847,677
Net investment income not yet distributed		7,652,599
Net realized capital losses		(30,052,152)
Net unrealized capital gains		209,749,234

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,403,197,358		88,088,527		$15.93

50 See financial notes

 Schwab International Index Fund

Statement of
Operations
For November 1, 2011 through April 30, 2012; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $2,010,321)		$26,281,974
Interest		521
Securities on loan	+	486,525

Total investment income		26,769,020

Expenses

Investment adviser and administrator fees		1,019,738
Shareholder service fees		133,578
Custodian fees		110,964
Index fee		55,300
Transfer agent fees		41,313
Shareholder reports		40,813
Portfolio accounting fees		40,622
Professional fees		25,800
Registration fees		23,212
Interest expense		8,594
Trustees’ fees		7,603
Other expenses	+	20,750

Total expenses		1,528,287
Expense reduction by CSIM and its affiliates	−	228,025

Net expenses	−	1,300,262

Net investment income		25,468,758

Realized and Unrealized Gains (Losses)

Net realized gains on investments		56,538,095
Net realized losses on foreign currency transactions	+	(141,056)

Net realized gains		56,397,039
Net unrealized losses on investments		(32,347,453)
Net unrealized gains on foreign currency translations	+	229,099

Net unrealized losses	+	(32,118,354)

Net realized and unrealized gains		24,278,685

Increase in net assets resulting from operations		$49,747,443

See financial notes 51

 Schwab International Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/11-4/30/12			11/1/10-10/31/11
Net investment income		$25,468,758	$48,709,948
Net realized gains		56,397,039	35,464,233
Net unrealized losses	+	(32,118,354)	(151,198,441)

Increase (Decrease) in net assets from operations		49,747,443	(67,024,260)

Distributions to Shareholders

Distributions from net investment income		($51,830,156)	($40,811,469)

Transactions in Fund Shares

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		8,397,096	$128,453,326	15,538,810	$265,131,011
Shares reinvested		3,211,483	47,080,346	2,149,594	36,392,628
Shares redeemed	+	(9,366,058)	(145,392,438)	(16,818,082)	(289,204,022)

Net transactions in fund shares		2,242,521	$30,141,234	870,322	$12,319,617

Shares Outstanding and Net Assets

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		85,846,006	$1,375,138,837	84,975,684	$1,470,654,949
Total increase or decrease	+	2,242,521	28,058,521	870,322	(95,516,112)

End of period		88,088,527	$1,403,197,358	85,846,006	$1,375,138,837

Net investment income not yet distributed			$7,652,599		$34,013,997

52 See financial notes

 Schwab Equity Index Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Capital Trust, except Schwab 1000 Index Fund which is a series of Schwab Investments. Both Schwab Capital Trust and Schwab Investments (the “trusts”), are no-load, open-end management investment companies. Each trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trusts as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)	Schwab Target 2030 Fund
Schwab S&P 500 Index Fund	Schwab Target 2035 Fund
Schwab Small-Cap Index Fund	Schwab Target 2040 Fund
Schwab Total Stock Market Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab International Index Fund	Schwab Fundamental US Small-Mid Company Index Fund
Schwab MarketTrack All Equity Portfolio	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Growth Portfolio	Schwab Fundamental International Small-Mid Company Index Fund
Schwab MarketTrack Balanced Portfolio	Schwab Fundamental Emerging Markets Index Fund
Schwab MarketTrack Conservative Portfolio	Schwab Monthly Income Fund – Moderate Payout
Laudus Small-Cap MarketMasters Fund	Schwab Monthly Income Fund – Enhanced Payout
Laudus International MarketMasters Fund	Schwab Monthly Income Fund – Maximum Payout
Schwab Balanced Fund
Schwab Premier Equity Fund	Schwab Investments (organized October 26, 1990)
Schwab Core Equity Fund	Schwab 1000 Index Fund
Schwab Dividend Equity Fund	Schwab Short-Term Bond Market Fund
Schwab Large-Cap Growth Fund	Schwab Premier Income Fund
Schwab Small-Cap Equity Fund	Schwab Total Bond Market Fund
Schwab Hedged Equity Fund	Schwab GNMA Fund
Schwab Financial Services Fund	Schwab Treasury Inflation Protected Securities Fund
Schwab Health Care Fund	(formerly Schwab Inflation Protected Fund)
Schwab International Core Equity Fund	Schwab Tax-Free Bond Fund
Schwab Target 2010 Fund	Schwab California Tax-Free Bond Fund
Schwab Target 2015 Fund	Schwab Global Real Estate Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund

Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 10) at closing net asset value per share (“NAV”), which is the price for all outstanding shares of the funds. Each share has a par value of 1/1,000 of a cent, and the Board of Trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended, when a security’s primary pricing source is unable or unwilling to provide a price, or when a security’s primary trading market is closed during regular market hours. Each fund makes fair

 53

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	International fair valuation: The Board of Trustees has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Futures and forward foreign currency exchange contracts: valued at their settlement prices as of the close of their exchanges (for futures) or at a value based on that day’s exchange rates (for forwards).

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted prices for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more

54

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.

The levels associated with valuing the funds’ investments for the period ended April 30, 2012 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses until the contract is closed, at which time the gains or losses are realized. Futures are traded publicly on exchanges, and their market value changes daily.

Forward Foreign Currency Exchange Contracts: “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. The value of the forward foreign currency exchange contracts are accounted for as unrealized gains or losses until the contracts settle, at which time the gains or losses are realized.

Securities Lending: Under the Securities Lending Program, a fund (the “lender”) may make short-term loans of its securities to another party (the “borrower”) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. The initial collateral received by a fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan and is marked to market daily. The cash collateral of securities loaned is invested in money market portfolios registered under Rule 2a-7 of the 1940 Act. Securities lending income, as disclosed in a fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent which are subject to adjustments pursuant to the securities lending agreement.

If applicable, the value of the securities on loan as of April 30, 2012 and the value of the related collateral are disclosed in the complete Portfolio Holdings and the Statement of Assets and Liabilities.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on

 55

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the funds on the sale of securities in certain foreign countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly. A fund records the daily change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year.

(g) Custody Credit:

Certain funds have an arrangement with their custodian bank, under which the funds receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Foreign Taxes:

The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges, capital gains on investments on currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of April 30, 2012, if any, are reflected in the funds’ Statement of Assets and Liabilities.

56

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(k) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(l) New Accounting Pronouncements:

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Updates (“ASU”) related to accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new and existing transfers that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, the FASB issued an update to requirements relating to “Fair Value Measurement which represents amendments to achieve common fair value measurement and disclosure requirements in US GAAP and IFRS.” The amendments include (i) those that clarify the FASB’s intent about the application of existing fair value measurement and disclosure requirements and (ii) those that change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The amendments that change a particular principle or requirement for measuring fair value or disclosing information about fair value measurements relate to (i) measuring the fair value of the financial instruments that are managed within a portfolio; (ii) application of premium and discount in a fair value measurement; and (iii) additional disclosures about fair value measurements. The update is effective for annual periods beginning after December 15, 2011 with early adoption prohibited.

At this time, management is evaluating the implications of these changes and their impact on the financial statements.

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in a fund will fluctuate, which means that you could lose money.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

As an index fund, each fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error”. Tracking error can be caused by many factors and it may be significant. For example, a fund may not invest in certain securities in the benchmark Index, or match the securities’ weightings to the benchmark, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error.

Each fund invests in companies measured by its respective Index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, a fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, the fund’s performance may be below that of the Index.

Certain funds do not fully replicate their benchmark index and may hold securities not included in the index. As a result, such funds are subject to the risk that the investment adviser’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. A fund utilizing a sampling approach, may not track the return of the index as well as it would if the fund purchases all of the securities in the benchmark index.

To the extent that a fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may

 57

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.

Historically, small-cap stocks have been riskier than large- and mid-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — bonds or large-cap stocks, for instance — a fund’s small-cap holdings could reduce performance.

Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more volatile than those of large-cap companies because mid-cap companies tend to be more susceptible to adverse business or economic events than larger more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments — bonds, for instance — a fund’s large- and mid-cap holdings could reduce performance.

A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

To the extent a fund’s investments in a single country or a limited number of countries represent a higher percentage of the fund’s assets, the fund assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.

The funds may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are futures, options on futures. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day.

A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gain. These risks could cause a fund to lose more than the principal amount invested.

A particular investment may be difficult to purchase or sell. A fund may be unable to sell illiquid securities at an advantageous time or price.

Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and each trust.

58

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

For its advisory and administrative services to the Schwab 1000 Index Fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:

Schwab
1000
% of Average Daily Net Assets	Index Fund

First $500 million	0.30%
$500 million to $5 billion	0.22%
$5 billion to $10 billion	0.20%
Over $10 billion	0.18%

For its advisory and administrative services to the following funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

Schwab
Schwab	Schwab	Total Stock	Schwab
S&P 500	Small-Cap	Market	International
Index Fund	Index Fund	Index Fund	Index Fund

0.06%	0.15%	0.06%	0.15%

The Board of Trustees has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described in the table below regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

			Schwab
Schwab	Schwab	Schwab	Total Stock	Schwab
S&P 500	1000	Small-Cap	Market	International
Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

0.02%	0.10%	0.02%	0.02%	0.02%

Although these agreements specify certain fees for these services, CSIM and Schwab have made an additional agreement (“expense limitation”) with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the funds’ Board of Trustees, to limit the total annual fund operating expenses, excluding interest, taxes and certain non-routine expenses. The expense limitation as a percentage of average daily net assets is as follows:

			Schwab
Schwab	Schwab	Schwab	Total Stock	Schwab
S&P 500	1000	Small-Cap	Market	International
Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

0.09%	0.29%	0.17%	0.09%	0.19%

 59

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corporation shares owned by the Schwab Equity Index Funds during the report period:

	Balance			Balance		Realized	Dividends
	of Shares			of Shares	Market	Gains (Losses)	Received
	Held at	Gross	Gross	Held at	Value at	11/01/11	11/01/11
Fund	10/31/11	Additions	Sales	04/30/12	04/30/12	to 04/30/12	to 04/30/12

Schwab S&P 500 Index Fund	1,009,981	75,700	—	1,085,681	$15,525,238	$—	$121,198
Schwab 1000 Index Fund	351,965	15,100	—	367,065	5,249,030	—	42,236
Schwab Total Stock Market Index Fund	126,026	5,500	—	131,526	1,880,822	—	15,123

Certain Schwab Funds may own shares of other Schwab Funds. The table below reflects the percentages of each fund shares in this report owned by other Schwab Funds as of April 30, 2012.

				Schwab
	Schwab	Schwab	Schwab	Total Stock	Schwab
	S&P 500	1000	Small-Cap	Market	International
	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

Schwab MarketTrack Portfolios:
Schwab All Equity Portfolio	1.8%	—%	7.4%	—%	10.3%
Schwab Growth Portfolio	2.3%	—%	8.3%	—%	9.6%
Schwab Balanced Portfolio	1.1%	—%	4.0%	—%	4.6%
Schwab Conservative Portfolio	0.3%	—%	1.2%	—%	1.3%
Schwab Annuity Portfolios:
Schwab Growth Portfolio II	0.1%	0.1%	0.4%	—%	0.4%
Schwab Target Funds:
Schwab Target 2010 Fund	0.0% *	—%	—%	—%	—%
Schwab Target 2015 Fund	0.0% *	—%	—%	—%	—%
Schwab Target 2020 Fund	0.2%	—%	—%	—%	—%
Schwab Target 2025 Fund	0.1%	—%	—%	—%	—%
Schwab Target 2030 Fund	0.3%	—%	—%	—%	—%
Schwab Target 2035 Fund	0.1%	—%	—%	—%	—%
Schwab Target 2040 Fund	0.4%	—%	—%	—%	—%

*	Less than 0.05%

The funds may also let a related party own shares of the funds. As of April 30, 2012, the shares owned by Schwab Charitable Giving Trust (an affiliate of Schwab) as a percentage of the total shares of the Schwab S&P 500 Index Fund and the Schwab Small Cap Index Fund were 0.9% and 2.0%, respectively.

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended April 30, 2012, the funds had no direct security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

5. Transfer Agent Services:

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agent services for each fund.

60

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trusts were in compliance with these limitations throughout the report period. The trusts did not pay any of these interested persons for their services as trustees, but they did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:

Certain funds entered into equity index futures contracts (“futures”) during the report period. The funds invested in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The fair value and due to brokers for futures contracts held at April 30, 2012 and the realized/unrealized gains (losses) on futures contracts held during the period ended April 30, 2012 are presented on the face of the Portfolio Holdings, Statement of Assets and Liabilities and Statement of Operations, respectively. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period, the monthly average contract values of futures contracts held by the funds and the monthly average number of contracts were as follows:

	Contract Values	Number of Contracts

Schwab S&P 500 Index Fund	$175,375,500	2,650
Schwab 1000 Index Fund	15,615,325	231
Schwab Small-Cap Index Fund	15,397,500	191
Schwab Total Stock Market Index Fund	16,756,983	233
Schwab International Index Fund	—	—

9. Purchases and Sales/Maturities of Investment Securities:

For the period ended April 30, 2012, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab S&P 500 Index Fund	$337,828,215	$50,646,655
Schwab 1000 Index Fund	145,503,586	288,492,947
Schwab Small-Cap Index Fund	478,495,151	470,291,161
Schwab Total Stock Market Index Fund	71,745,544	8,351,870
Schwab International Index Fund	341,454,672	342,779,262

 61

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

10. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds in the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

	Current Period	Prior Period
	(11/1/11-4/30/12)	(11/1/10-10/31/11)

Schwab S&P 500 Index Fund	$108,802	$176,039
Schwab 1000 Index Fund	12,785	35,850
Schwab Small-Cap Index Fund	9,023	25,087
Schwab Total Stock Market Index Fund	134,720	108,924
Schwab International Index Fund	4,952	16,287

11. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains, for federal income tax purposes. As of October 31, 2011, the following funds had capital loss carryforwards available to offset future net capital gains before the expiration dates:

				Schwab
	Schwab	Schwab	Schwab	Total Stock	Schwab
	S&P 500	1000	Small-Cap	Market	International
Expiration Date	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

October 31, 2012	$—	$—	$—	$—	$8,278,017
October 31, 2013	139,485,541	—	—	—	—
October 31, 2014	109,256,533	—	—	—	—
October 31, 2015	89,645,092	—	—	—	—
October 31, 2016	77,879,594	—	—	14,465,482	3,212,061
October 31, 2017	20,049,252	—	—	4,871,496	65,689,066

Total	$436,316,012	$—	$—	$19,336,978	$77,179,144

For the year ended October 31, 2011, the funds had capital losses utilized and capital losses expired as follows:

				Schwab
	Schwab	Schwab	Schwab	Total Stock	Schwab
	S&P 500	1000	Small-Cap	Market	International
	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

Capital losses utilized	$140,361,861	$—	$—	$7,425,338	$36,473,979
Capital losses expired	—	—	—	—	2,542,199

As of October 31, 2011, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2011, the funds did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by the President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

62

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

11. Federal Income Taxes (continued):

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010. The funds have adopted the noted provisions of the Act for the period ending April 30, 2012.

12. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

 63

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Capital Trust and Schwab Investments which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 92 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	75	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	75	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	75	Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Ditech Networks Corporation (1997 – Jan. 2012)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Capital Trust since 2011.)	Private Investor.	75	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Capital Trust since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	75	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	75	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

64

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	75	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1993.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	75	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	92	None

 65

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer (Dec. 2010 – present) and Chief Investment Officer (Dec. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Capital Trust since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Capital Trust since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies, State Street Research (August 2003 – Jan. 2005).

David Lekich 1964 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 2011.)	Senior Vice President, Charles Schwab & Co., Inc., (Sept. 2011 – present); Senior Vice President, Chief Counsel, Charles Schwab Investment Management Inc. (Sept. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Sept. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Sept. 2011); Secretary, Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

66

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

gross domestic product (GDP) The output of goods and services produced by labor and property located in the United States.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

Russell 1000 Index An index that measures the performance of the large-cap segment of the U.S. equity universe.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

 67

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2012 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
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MFR13562-15

Semiannual report dated April 30, 2012, enclosed.

Schwab Active Equity Funds

Schwab Premier Equity Fund®
(closed to new investors)

Schwab Core Equity Fundtm

Schwab Dividend Equity Fundtm

Schwab Large-Cap Growth Fundtm

Schwab Small-Cap Equity Fundtm

Schwab Hedged Equity Fundtm

Schwab Financial Services Fundtm

Schwab Health Care Fundtm

Schwab® International Core
Equity Fund

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Schwab Active Equity Funds

Semiannual Report
April 30, 2012

Schwab Premier Equity Fund® (closed to new investors)

Schwab Core Equity Fundtm

Schwab Dividend Equity Fundtm

Schwab Large-Cap Growth Fundtm

Schwab Small-Cap Equity Fundtm

Schwab Hedged Equity Fundtm

Schwab Financial Services Fundtm

Schwab Health Care Fundtm

Schwab® International Core
Equity Fund

This page is intentionally left blank.

Schwab Active Equity Funds

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for
the Report Period

Schwab Premier Equity Fund® (Ticker Symbol: SWPSX)	10.56%

S&P 500® Index	12.77%
Fund Category: Morningstar Large-Cap Blend	11.28%

Performance Details	page 6

Schwab Core Equity Fundtm (Ticker Symbol: SWANX)	12.24%

S&P 500® Index	12.77%
Fund Category: Morningstar Large-Cap Blend	11.28%

Performance Details	page 7

Schwab Dividend Equity Fundtm (Ticker Symbol: SWDSX)	10.71%

S&P 500® Index	12.77%
Fund Category: Morningstar Large-Cap Value	10.87%

Performance Details	page 8

Schwab Large-Cap Growth Fundtm (Ticker Symbol: SWLSX)	14.43%

Russell 1000 Growth Index	14.13%
Fund Category: Morningstar Large-Cap Growth	12.43%

Performance Details	page 9

Schwab Small-Cap Equity Fundtm (Ticker Symbol: SWSCX)	10.30%

Russell 2000® Index	11.02%
Fund Category: Morningstar Small-Cap Blend	10.79%

Performance Details	page 10

Schwab Hedged Equity Fundtm (Ticker Symbol: SWHEX)	5.35%

S&P 500® Index	12.77%
Fund Category: Morningstar Long-Short	3.14%

Performance Details	page 11

Schwab Financial Services Fundtm (Ticker Symbol: SWFFX)	14.61%

S&P 1500 SuperComposite Financials Sector Index	15.53%
Fund Category: Morningstar Financial Services	13.03%

Performance Details	page 12

Schwab Health Care Fundtm1 (Ticker Symbol: SWHFX)	12.34%

Dow Jones Global Health Care Index	11.09%
Fund Category: Morningstar Health Care	15.75%

Performance Details	page 13

Schwab® International Core Equity Fund[1] (Ticker Symbol: SICNX)	6.81%

MSCI EAFE Index®*	2.71%
Fund Category: Morningstar Foreign Large-Cap Blend	4.83%

Performance Details	pages 14-15

Minimum Initial Investment[2]	$100

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

*	The MSCI Europe, Australasia, Far East Index (MSCI EAFE Index®) is a free float-adjusted market capitalization index that is designed to measure market equity performance in 22 developed market countries, excluding the U.S. and Canada. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[1]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations, see financial note 2 for more information.
[2]	Please see prospectus for further detail and eligibility requirements.

2 Schwab Active Equity Funds

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment objectives, and for reading this important report concerning the Schwab Active Equity Funds.

For the six months ended April 30, 2012, investors became more optimistic as conditions generally improved. Economic growth was mixed across the globe, while financial markets grappled with early period concerns regarding the euro zone’s sovereign debt crisis. In an effort to restore financial market stability, the European Central Bank worked closely with the Federal Reserve (Fed) to ensure that the markets were sufficiently liquid. Backed by the support of the European Union, Greece restructured its debt by early 2012. In the U.S., the unemployment rate dropped to 8.1% by April 2012, tentative signs emerged that the housing market became healthier, and the Fed continued to support the economy through a variety of operations.

Stocks rebounded as investor optimism rose, leading equities to outperform bonds and money market securities for the report period. U.S. stocks performed particularly well, with the S&P 500 Index returning 12.8% as investors favored the relative stability of U.S. markets. Stock markets in other countries produced modestly positive returns overall in U.S. dollar terms, beginning to recover early in 2012 in tandem with U.S. equities. U.S. bonds turned in modest performances: the Barclays U.S. Aggregate Bond Index returned 2.4%. Money market securities produced flat returns, while global bonds finished slightly negative overall in U.S. dollar terms.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

12.77%	S&P 500® Index: measures U.S. large-cap stocks

11.02%	Russell 2000® Index: measures U.S. small-cap stocks

2.71%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

2.44%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.02%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Index provider websites and CSIM.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Active Equity Funds 3

From the President continued

Stocks rebounded as investor optimism rose, leading equities to outperform bonds and money market securities for the report period.

Thank you for investing in the Schwab Active Equity Funds. We encourage you to review your investment portfolio regularly to ensure that it meets your current financial plan. For answers to questions or to consult our website for more information, please visit www.schwabfunds.com. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested.

4 Schwab Active Equity Funds

Fund Management

Larry Mano, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day co-management of each of the funds, except for the Schwab International Core Equity Fund. Prior to joining the firm in November 1998, he worked for 20 years in equity management.

Paul Alan Davis, CFA, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day co-management of each of the funds. Prior to joining the firm in 2003, he worked for more than 12 years in portfolio management.

Schwab Active Equity Funds 5

Schwab Premier Equity Fund®

Performance and Fund Facts as of 04/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Premier Equity Fund® (3/21/05)	10.56%	-2.96%	-1.79%	3.19%
S&P 500® Index	12.77%	4.76%	1.01%	4.44%
Fund Category: Morningstar Large-Cap Blend	11.28%	1.12%	0.14%	3.91%

Fund Expense Ratios4: Net 1.02%; Gross 1.04%

 Statistics

Number of Holdings	102
Weighted Average Market Cap ($ x 1,000,000)	$28,331
Price/Earnings Ratio (P/E)	15.8
Price/Book Ratio (P/B)	1.8
Portfolio Turnover Rate[5]	66%

 Sector Weightings % of Investments

Information Technology	19.2%
Financials	12.9%
Health Care	12.8%
Consumer Staples	12.7%
Consumer Discretionary	10.4%
Energy	8.8%
Industrials	8.7%
Utilities	5.6%
Materials	3.2%
Telecommunication Services	1.5%
Other	4.2%
Total	100.0%

 Top Equity Holdings % of Net Assets6

Pfizer, Inc.	1.3%
Macy’s, Inc.	1.3%
Warner Chilcott plc, Class A	1.2%
NCR Corp.	1.2%
McKesson Corp.	1.2%
Delta Air Lines, Inc.	1.2%
Merck & Co., Inc.	1.2%
Tech Data Corp.	1.2%
Constellation Brands, Inc., Class A	1.2%
Wells Fargo & Co.	1.2%
Total	12.2%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On September 28, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

6 Schwab Active Equity Funds

Schwab Core Equity Fund™

Performance and Fund Facts as of 04/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Core Equity Fundtm (7/1/96)	12.24%	1.33%	0.10%	5.14%
S&P 500® Index	12.77%	4.76%	1.01%	4.71%
Fund Category: Morningstar Large-Cap Blend	11.28%	1.12%	0.14%	4.13%

Fund Expense Ratio4: 0.73%

 Statistics

Number of Holdings	137
Weighted Average Market Cap ($ x 1,000,000)	$96,627
Price/Earnings Ratio (P/E)	16.5
Price/Book Ratio (P/B)	2.1
Portfolio Turnover Rate[5]	22%

 Sector Weightings % of Investments

Information Technology	20.6%
Financials	14.6%
Health Care	12.3%
Energy	12.1%
Consumer Staples	11.2%
Consumer Discretionary	9.3%
Industrials	9.1%
Materials	3.7%
Telecommunication Services	3.4%
Utilities	2.8%
Other	0.9%
Total	100.0%

 Top Equity Holdings % of Net Assets6

Apple, Inc.	4.1%
Wells Fargo & Co.	3.3%
Exxon Mobil Corp.	3.2%
JPMorgan Chase & Co.	3.2%
Philip Morris International, Inc.	3.2%
Chevron Corp.	3.1%
General Electric Co.	2.3%
Bristol-Myers Squibb Co.	2.3%
Pfizer, Inc.	2.0%
International Business Machines Corp.	1.9%
Total	28.6%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On May 21, 2009, the Laudus U.S. MarketMasters Fund merged into the fund.
[4]	As stated in the prospectus. Reflects the total annual operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

Schwab Active Equity Funds 7

Schwab Dividend Equity Fund™

Performance and Fund Facts as of 04/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Dividend Equity Fundtm (9/2/03)	10.71%	4.42%	0.58%	7.19%
S&P 500® Index	12.77%	4.76%	1.01%	5.96%
Fund Category: Morningstar Large-Cap Value	10.87%	0.16%	-1.23%	5.54%

Fund Expense Ratio4: 0.89%

 Yields1

30-Day SEC Yield	1.59%

 Statistics

Number of Holdings	116
Weighted Average Market Cap ($ x 1,000,000)	$88,667
Price/Earnings Ratio (P/E)	16.0
Price/Book Ratio (P/B)	2.1
Portfolio Turnover Rate[5]	30%

 Sector Weightings % of Investments

Information Technology	17.4%
Energy	12.7%
Financials	12.0%
Consumer Staples	11.9%
Health Care	11.8%
Consumer Discretionary	9.2%
Industrials	8.6%
Utilities	5.5%
Materials	4.7%
Telecommunication Services	4.2%
Other	2.0%
Total	100.0%

 Top Equity Holdings % of Net Assets6

Exxon Mobil Corp.	4.6%
Chevron Corp.	3.3%
Philip Morris International, Inc.	3.1%
JPMorgan Chase & Co.	3.1%
Merck & Co., Inc.	2.7%
Verizon Communications, Inc.	2.7%
Pfizer, Inc.	2.7%
General Electric Co.	2.2%
Bristol-Myers Squibb Co.	2.0%
DTE Energy Co.	1.9%
Total	28.3%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On October 7, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.
[4]	As stated in the prospectus. Reflects the total annual operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

8 Schwab Active Equity Funds

Schwab Large-Cap Growth Fund™

Performance and Fund Facts as of 04/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Large-Cap Growth Fundtm (10/3/05)	14.43%	4.26%	1.75%	4.20%
Russell 1000 Growth Index	14.13%	7.26%	4.11%	5.86%
Fund Category: Morningstar Large-Cap Growth	12.43%	3.13%	2.59%	4.54%

Fund Expense Ratios4: Net 0.99%; Gross 1.05%

 Statistics

Number of Holdings	107
Weighted Average Market Cap ($ x 1,000,000)	$106,532
Price/Earnings Ratio (P/E)	15.1
Price/Book Ratio (P/B)	3.5
Portfolio Turnover Rate[5]	41%

 Sector Weightings % of Investments

Information Technology	29.5%
Consumer Discretionary	12.8%
Consumer Staples	11.2%
Health Care	10.2%
Energy	10.2%
Industrials	10.1%
Financials	5.9%
Materials	5.4%
Telecommunication Services	2.7%
Utilities	0.9%
Other	1.1%
Total	100.0%

 Top Equity Holdings % of Net Assets6

Apple, Inc.	7.5%
Exxon Mobil Corp.	4.4%
Philip Morris International, Inc.	3.9%
International Business Machines Corp.	3.4%
Yum! Brands, Inc.	2.3%
Microsoft Corp.	2.3%
Dell, Inc.	2.0%
PPG Industries, Inc.	2.0%
BMC Software, Inc.	1.9%
Macy’s, Inc.	1.9%
Total	31.6%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On October 7, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

Schwab Active Equity Funds 9

Schwab Small-Cap Equity Fund™

Performance and Fund Facts as of 04/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Small-Cap Equity Fundtm (7/1/03)	10.30%	-2.33%	-0.63%	9.03%
Russell 2000® Index	11.02%	-4.25%	1.45%	8.41%
Fund Category: Morningstar Small-Cap Blend	10.79%	-4.00%	1.13%	8.42%

Fund Expense Ratio4: 1.12%

 Statistics

Number of Holdings	350
Weighted Average Market Cap ($ x 1,000,000)	$1,275
Price/Earnings Ratio (P/E)	28.2
Price/Book Ratio (P/B)	1.8
Portfolio Turnover Rate[5]	53%

 Sector Weightings % of Investments

Financials	19.3%
Information Technology	16.2%
Consumer Discretionary	16.2%
Industrials	14.2%
Health Care	10.0%
Energy	9.5%
Materials	5.6%
Utilities	3.1%
Consumer Staples	2.7%
Telecommunication Services	1.0%
Other	2.2%
Total	100.0%

 Top Equity Holdings % of Net Assets6

Helix Energy Solutions Group, Inc.	1.0%
Energy XXI (Bermuda) Ltd.	1.0%
LaSalle Hotel Properties	0.9%
CBL & Associates Properties, Inc.	0.9%
Brunswick Corp.	0.9%
Ascena Retail Group, Inc.	0.9%
Portland General Electric Co.	0.8%
Unisys Corp.	0.8%
Par Pharmaceutical Cos., Inc.	0.8%
PAREXEL International Corp.	0.8%
Total	8.8%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than other asset classes.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On September 28, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.
[4]	As stated in the prospectus. Reflects the total annual operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

10 Schwab Active Equity Funds

Schwab Hedged Equity Fund™

Performance and Fund Facts as of 04/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Hedged Equity Fundtm (9/3/02)	5.35%	-1.34%	-0.11%	6.00%
S&P 500® Index	12.77%	4.76%	1.01%	6.58%
Fund Category: Morningstar Long-Short	3.14%	-2.89%	-0.30%	5.71%

Fund Expense Ratios4: Net 1.87%; Gross 1.89%

 Statistics

Number of Holdings
Long Holdings	118
Short Holdings	91
Weighted Average Market Cap ($ x 1,000,000)
Long Holdings	$47,722
Short Holdings	$4,968
Price/Earnings Ratio (P/E)
Long Holdings	14.5
Short Holdings	1,273.9
Price/Book Ratio (P/B)
Long Holdings	1.7
Short Holdings	2.5
Portfolio Turnover Rate[5]	61%
Portfolio Turnover Rate excluding short sales[5]	29%

 Top Equity Long Holdings
 % of Net Assets6

Apple, Inc.	2.6%
Exxon Mobil Corp.	2.5%
Pfizer, Inc.	1.8%
Chevron Corp.	1.6%
JPMorgan Chase & Co.	1.6%
Total	10.1%

 Top Equity Short Holdings
 % of Net Assets6

PulteGroup, Inc.	0.6%
Universal Display Corp.	0.6%
USG Corp.	0.5%
Louisiana-Pacific Corp.	0.5%
ServiceSource International, Inc.	0.5%
Total	2.7%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

The Hedged Equity Fund’s long positions can decline in value at the same time the value of its shorted stocks increases, thereby increasing the potential for loss. The potential loss associated with short positions is much greater than the original value of the securities sold. The use of borrowing and short sales may cause the fund to have higher expenses than those of equity funds that do not use such techniques.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On September 28, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.
[4]	As stated in the prospectus. Includes acquired fund fees and expenses incurred indirectly by the fund through its investments in other investment companies. The annualized weighted average expense ratio of these investment companies was 0.01%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

Schwab Active Equity Funds 11

Schwab Financial Services Fund™

Performance and Fund Facts as of 04/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Financial Services Fundtm (7/3/00)	14.61%	-3.49%	-7.82%	1.95%
S&P 1500 SuperComposite Financials Sector Index	15.53%	-3.12%	-12.70%	-2.09%
S&P 500® Index	12.77%	4.76%	1.01%	4.71%
Fund Category: Morningstar Financial Services	13.03%	-6.02%	-7.56%	0.33%

Fund Expense Ratios3: Net 0.94%; Gross 1.06%

 Statistics

Number of Holdings	76
Weighted Average Market Cap ($ x 1,000,000)	$43,041
Price/Earnings Ratio (P/E)	14.5
Price/Book Ratio (P/B)	1.0
Portfolio Turnover Rate[4]	46%

 Industry Weightings % of Investments

Diversified Financials	33.0%
Insurance	25.2%
Banks	23.8%
Real Estate	14.4%
Other	3.6%
Total	100.0%

 Top Equity Holdings % of Net Assets5

JPMorgan Chase & Co.	7.1%
Wells Fargo & Co.	6.9%
American Express Co.	3.8%
MetLife, Inc.	3.4%
Citigroup, Inc.	3.2%
Capital One Financial Corp.	3.1%
The Travelers Cos., Inc.	2.8%
Bank of America Corp.	2.8%
State Street Corp.	2.7%
Aflac, Inc.	2.6%
Total	38.4%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Since the Financial Services Fund focuses its investments on companies involved in specific sectors, this fund may involve a greater degree of risk than an investment in mutual funds that do not concentrate their investments.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	This list is not a recommendation of any security by the investment adviser.

12 Schwab Active Equity Funds

Schwab Health Care Fund™

Performance and Fund Facts as of 04/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Health Care Fundtm (7/3/00)	12.34%	6.67%	4.00%	9.24%
Dow Jones Global Health Care Index	11.09%	5.48%	2.86%	5.42%
S&P 500® Index	12.77%	4.76%	1.01%	4.71%
Fund Category: Morningstar Health Care	15.75%	6.21%	4.98%	6.63%

Fund Expense Ratios3: Net 0.82%; Gross 0.85%

 Statistics

Number of Holdings	94
Weighted Average Market Cap ($ x 1,000,000)	$46,790
Price/Earnings Ratio (P/E)	17.6
Price/Book Ratio (P/B)	2.4
Portfolio Turnover Rate[4]	28%

 Industry Weightings % of Investments

Pharmaceuticals, Biotechnology & Life Sciences	69.6%
Healthcare – Services	25.6%
Other	4.8%
Total	100.0%

 Top Equity Holdings % of Net Assets5

Pfizer, Inc.	4.6%
Bristol-Myers Squibb Co.	4.6%
Merck & Co., Inc.	4.5%
Amgen, Inc.	4.2%
UnitedHealth Group, Inc.	3.2%
Biogen Idec, Inc.	3.1%
Eli Lilly & Co.	3.1%
Roche Holding AG	2.9%
Celgene Corp.	2.9%
Sanofi	2.8%
Total	35.9%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

Since the Health Care Fund focuses its investments on companies involved in specific sectors, this fund may involve a greater degree of risk than an investment in mutual funds that do not concentrate their investments.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab Active Equity Funds 13

Schwab® International Core Equity Fund

Performance and Fund Facts as of 04/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception

Fund: Schwab® International Core Equity Fund (5/30/08)	6.81%	-8.99%	14.14%	-4.56%
MSCI EAFE Index®*	2.71%	-12.38%	12.30%	-5.22%
Fund Category: Morningstar Foreign Large-Cap Blend	4.83%	-12.59%	12.56%	-5.62%

Fund Expense Ratios4: Net 0.87%; Gross 1.23%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

*	The MSCI Europe, Australasia, Far East Index (MSCI EAFE Index®) is a free float-adjusted market capitalization index that is designed to measure market equity performance in 22 developed market countries, excluding the U.S. and Canada. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On October 7, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares. On December 3, 2009, the Laudus Rosenberg International Equity Fund merged into the fund.
[4]	As stated in the prospectus. Includes acquired fund fees and expenses incurred indirectly by the fund through its investments in other investment companies. The annualized weighted average expense ratio of these investment companies was 0.01%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

14 Schwab Active Equity Funds

 Schwab® International Core Equity Fund

Performance and Fund Facts as of 04/30/12 continued

 Statistics

Number of Holdings	175
Weighted Average Market Cap ($ x 1,000,000)	$36,803
Price/Earnings Ratio (P/E)	12.8
Price/Book Ratio (P/B)	1.4
Portfolio Turnover Rate[1]	53%

 Sector Weightings % of Investments

Financials	20.4%
Industrials	14.8%
Health Care	13.1%
Consumer Discretionary	10.9%
Energy	9.4%
Consumer Staples	8.4%
Information Technology	8.0%
Materials	7.9%
Telecommunication Services	3.4%
Utilities	1.3%
Other	2.4%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Roche Holding AG	1.8%
Novartis AG – Reg’d	1.7%
GlaxoSmithKline plc	1.6%
Sanofi	1.6%
Nestle S.A. – Reg’d	1.5%
Total S.A.	1.5%
Vodafone Group plc	1.4%
Novo Nordisk A/S, Class B	1.3%
Bayer AG – Reg’d	1.3%
Royal Dutch Shell plc, B Shares	1.2%
Total	14.9%

 Country Weightings % of Equity Investments

United Kingdom	22.1%
Japan	20.4%
Australia	7.7%
Switzerland	7.6%
Germany	7.4%
France	7.2%
Netherlands	3.6%
Hong Kong	3.3%
Other Countries	20.7%
Total	100.0%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab Active Equity Funds 15

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees, and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2011 and held through April 30, 2012.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/11	at 4/30/12	11/1/11–4/30/12

Schwab Premier Equity Fund®
Actual Return	1.02%	$1,000	$1,105.60	$5.34
Hypothetical 5% Return	1.02%	$1,000	$1,019.79	$5.12

Schwab Core Equity Fundtm
Actual Return	0.73%	$1,000	$1,122.40	$3.85
Hypothetical 5% Return	0.73%	$1,000	$1,021.23	$3.67

Schwab Dividend Equity Fundtm
Actual Return	0.89%	$1,000	$1,107.10	$4.66
Hypothetical 5% Return	0.89%	$1,000	$1,020.44	$4.47

Schwab Large-Cap Growth Fundtm
Actual Return	0.99%	$1,000	$1,144.30	$5.28
Hypothetical 5% Return	0.99%	$1,000	$1,019.94	$4.97

Schwab Small-Cap Equity Fundtm
Actual Return	1.11%	$1,000	$1,103.00	$5.80
Hypothetical 5% Return	1.11%	$1,000	$1,019.34	$5.57

Schwab Hedged Equity Fundtm
Actual Return	1.99%	$1,000	$1,053.50	$10.16
Hypothetical 5% Return	1.99%	$1,000	$1,014.97	$9.97

Schwab Financial Services Fundtm
Actual Return	0.94%	$1,000	$1,146.10	$5.02
Hypothetical 5% Return	0.94%	$1,000	$1,020.19	$4.72

Schwab Health Care Fundtm
Actual Return	0.82%	$1,000	$1,123.40	$4.33
Hypothetical 5% Return	0.82%	$1,000	$1,020.79	$4.12

Schwab® International Core Equity Fund
Actual Return	0.86%	$1,000	$1,068.10	$4.42
Hypothetical 5% Return	0.86%	$1,000	$1,020.59	$4.32

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182 days of the period, and divided by the 366 days of the fiscal year.

16 Schwab Active Equity Funds

Schwab Premier Equity Fund®

Financial Statements

Financial Highlights

	11/1/11–		11/1/10–	11/1/09–	11/1/08[1]–	11/1/07–	11/1/06–
	4/30/12*		10/31/11	10/31/10	10/31/09	10/31/08	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	10.27		9.67	8.46	8.05	14.01	12.51

Income (loss) from investment operations:
Net investment income (loss)	0.03		0.07	0.04	0.04	0.06	0.04
Net realized and unrealized gains (losses)	1.05		0.58	1.22	0.43	(5.11)	1.48

Total from investment operations	1.08		0.65	1.26	0.47	(5.05)	1.52
Less distributions:
Distributions from net investment income	(0.06)		(0.05)	(0.05)	(0.06)	(0.05)	(0.02)
Distributions from net realized gains	—		—	—	—	(0.86)	—

Total distributions	(0.06)		(0.05)	(0.05)	(0.06)	(0.91)	(0.02)

Net asset value at end of period	11.29		10.27	9.67	8.46	8.05	14.01

Total return (%)	10.56	[2]	6.74	14.96	6.01	(38.32)	12.20

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.02	[3]	1.01 [4]	1.02	1.04 [5]	1.02	1.01
Gross operating expenses	1.05	[3]	1.04	1.04	1.04	1.02	1.01
Net investment income (loss)	0.56	[3]	0.65	0.34	0.54	0.50	0.32
Portfolio turnover rate	66	[2]	77	80	98	92	72
Net assets, end of period ($ x 1,000,000)	228		235	292	365	441	983

* Unaudited.
1 Effective September 28, 2009, the Investor Shares class and the Select Shares class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 1.02%, if payment for state filing fees had not been included.
5 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.

See financial notes 17

 Schwab Premier Equity Fund

Portfolio Holdings as of April 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

95.5%	Common Stock	205,100,535	217,482,130
3.9%	Other Investment Company	8,847,796	8,847,796
0.3%	Short-Term Investment	599,941	599,941

99.7%	Total Investments	214,548,272	226,929,867
0.3%	Other Assets and Liabilities, Net		765,631

100.0%	Total Net Assets		227,695,498

	Number	Value
Security	of Shares	($)

Common Stock 95.5% of net assets

Automobiles & Components 1.6%
Ford Motor Co.	200,000	2,256,000
TRW Automotive Holdings Corp. *	31,000	1,417,010

		3,673,010

Banks 3.2%
Fifth Third Bancorp	165,000	2,347,950
Huntington Bancshares, Inc.	349,000	2,334,810
Wells Fargo & Co.	79,000	2,640,970

		7,323,730

Capital Goods 5.4%
AGCO Corp. *	43,000	2,002,510
Dover Corp.	24,000	1,503,840
General Electric Co.	133,000	2,604,140
Roper Industries, Inc.	23,000	2,343,700
Valmont Industries, Inc.	13,000	1,611,090
Wabtec Corp.	29,000	2,255,620

		12,320,900

Commercial & Professional Supplies 1.0%
Equifax, Inc.	49,000	2,245,180

Consumer Services 0.9%
H&R Block, Inc.	136,000	1,999,200

Diversified Financials 4.9%
Affiliated Managers Group, Inc. *	14,000	1,590,680
Interactive Brokers Group, Inc., Class A	160,000	2,427,200
JPMorgan Chase & Co.	60,000	2,578,800
SLM Corp.	151,000	2,239,330
State Street Corp.	49,000	2,264,780

		11,100,790

Energy 8.8%
Apache Corp.	25,000	2,398,500
Chevron Corp.	24,000	2,557,440
EOG Resources, Inc.	20,000	2,196,200
Exxon Mobil Corp.	25,000	2,158,500
Marathon Oil Corp.	52,000	1,525,680
Murphy Oil Corp.	42,000	2,308,740
Nabors Industries Ltd. *	85,000	1,415,250
Occidental Petroleum Corp.	24,000	2,189,280
Oceaneering International, Inc.	30,000	1,548,900
Tesoro Corp. *	70,000	1,627,500

		19,925,990

Food & Staples Retailing 5.8%
Costco Wholesale Corp.	27,000	2,380,590
CVS Caremark Corp.	59,000	2,632,580
Harris Teeter Supermarkets, Inc.	40,000	1,518,800
Safeway, Inc.	100,000	2,033,000
The Kroger Co.	110,000	2,559,700
Wal-Mart Stores, Inc.	37,000	2,179,670

		13,304,340

Food, Beverage & Tobacco 5.9%
Archer-Daniels-Midland Co.	49,000	1,510,670
Bunge Ltd.	33,000	2,128,500
Coca-Cola Enterprises, Inc.	81,000	2,439,720
ConAgra Foods, Inc.	86,000	2,220,520
Constellation Brands, Inc., Class A *	123,000	2,656,800
Corn Products International, Inc.	43,000	2,453,580

		13,409,790

Health Care Equipment & Services 4.0%
Centene Corp. *	25,000	989,750
Covidien plc	23,000	1,270,290
Henry Schein, Inc. *	29,000	2,225,460
Hologic, Inc. *	104,000	1,988,480
McKesson Corp.	30,000	2,742,300

		9,216,280

Household & Personal Products 0.9%
Nu Skin Enterprises, Inc., Class A	38,000	2,025,400

Insurance 3.7%
Aflac, Inc.	48,000	2,161,920
MetLife, Inc.	55,000	1,981,650
Principal Financial Group, Inc.	76,000	2,102,920
Reinsurance Group of America, Inc.	38,000	2,209,320

		8,455,810

Materials 3.2%
International Paper Co.	75,000	2,498,250

18 See financial notes

 Schwab Premier Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Minerals Technologies, Inc.	35,000	2,348,500
PPG Industries, Inc.	24,000	2,525,760

		7,372,510

Media 4.7%
Comcast Corp., Class A	76,000	2,305,080
Liberty Global, Inc., Series A *	34,000	1,693,540
News Corp., Class A	110,000	2,156,000
Omnicom Group, Inc.	45,000	2,308,950
Time Warner, Inc.	62,000	2,322,520

		10,786,090

Pharmaceuticals, Biotechnology & Life Sciences 8.7%
Agilent Technologies, Inc.	54,000	2,277,720
Biogen Idec, Inc. *	19,000	2,546,190
Life Technologies Corp. *	48,000	2,225,280
Merck & Co., Inc.	69,000	2,707,560
Par Pharmaceutical Cos., Inc. *	50,000	2,117,000
Pfizer, Inc.	124,000	2,843,320
Thermo Fisher Scientific, Inc.	40,000	2,226,000
Warner Chilcott plc, Class A *	130,000	2,827,500

		19,770,570

Real Estate 1.0%
Host Hotels & Resorts, Inc.	140,000	2,329,600

Retailing 3.2%
Ascena Retail Group, Inc. *	104,000	2,129,920
Foot Locker, Inc.	75,000	2,294,250
Macy’s, Inc.	69,000	2,830,380

		7,254,550

Semiconductors & Semiconductor Equipment 0.6%
Fairchild Semiconductor International, Inc. *	92,000	1,303,640

Software & Services 7.4%
Alliance Data Systems Corp. *	18,000	2,312,820
BMC Software, Inc. *	41,000	1,691,660
CA, Inc.	82,000	2,166,440
Computer Sciences Corp.	59,000	1,655,540
IAC/InterActiveCorp	35,000	1,685,250
Symantec Corp. *	145,000	2,395,400
Synopsys, Inc. *	85,000	2,550,850
Total System Services, Inc.	98,000	2,304,960

		16,762,920

Technology Hardware & Equipment 11.2%
Avnet, Inc. *	63,000	2,273,040
AVX Corp.	140,000	1,778,000
Brocade Communications Systems, Inc. *	445,000	2,465,300
Cisco Systems, Inc.	112,000	2,256,800
Dell, Inc. *	155,000	2,537,350
Diebold, Inc.	58,000	2,288,100
Motorola Solutions, Inc.	44,000	2,245,320
NCR Corp. *	120,000	2,820,000
Tech Data Corp. *	50,000	2,689,500
Western Digital Corp. *	64,000	2,483,840
Xerox Corp.	226,000	1,758,280

		25,595,530

Telecommunication Services 1.5%
Crown Castle International Corp. *	40,000	2,264,400
MetroPCS Communications, Inc. *	155,000	1,131,500

		3,395,900

Transportation 2.3%
Delta Air Lines, Inc. *	250,000	2,740,000
FedEx Corp.	28,000	2,470,720

		5,210,720

Utilities 5.6%
Allete, Inc.	38,000	1,565,980
Ameren Corp.	79,000	2,590,410
CMS Energy Corp.	104,000	2,390,960
DTE Energy Co.	30,000	1,691,400
Edison International	53,000	2,332,530
The AES Corp. *	170,000	2,128,400

		12,699,680

Total Common Stock
(Cost $205,100,535)		217,482,130

Other Investment Company 3.9% of net assets

Money Market Fund 3.9%
State Street Institutional U.S. Government Money Market Fund	8,847,796	8,847,796

Total Other Investment Company
(Cost $8,847,796)		8,847,796

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.3% of net assets

U.S. Treasury Obligation 0.3%
U.S. Treasury Bill
0.08%, 06/14/12 (a)(b)	600,000	599,941

Total Short-Term Investment
(Cost $599,941)		599,941

End of Investments.

See financial notes 19

 Schwab Premier Equity Fund

Portfolio Holdings (Unaudited) continued

At 04/30/12, the tax basis cost of the fund’s investments was $215,129,830 and the unrealized appreciation and depreciation were $18,952,681 and ($7,152,644), respectively, with a net unrealized appreciation of $11,800,037.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.

In addition to the above, the fund held the following at 04/30/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 06/15/12	130	9,058,400	220,648

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$217,482,130	$—	$—	$217,482,130
Other Investment Company(a)	8,847,796	—	—	8,847,796
Short-Term Investment(a)	—	599,941	—	599,941

Total	$226,329,926	$599,941	$—	$226,929,867

Other Financial Instruments
Futures Contract*	$220,648	$—	$—	$220,648

*	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2012.

20 See financial notes

 Schwab Premier Equity Fund

Statement of
Assets and Liabilities
As of April 30, 2012; unaudited

Assets

Investments, at value (cost $214,548,272)		$226,929,867
Receivables:
Investments sold		3,298,747
Dividends		90,423
Fund shares sold		5,350
Interest		84
Income from securities on loan		5
Prepaid expenses	+	5,108

Total assets		230,329,584

Liabilities

Payables:
Investments bought		2,153,763
Investment adviser and administrator fees		13,314
Shareholder service fees		5,425
Fund shares redeemed		391,152
Due to brokers for futures		31,850
Accrued expenses	+	38,582

Total liabilities		2,634,086

Net Assets

Total assets		230,329,584
Total liabilities	−	2,634,086

Net assets		$227,695,498

Net Assets by Source
Capital received from investors		337,985,136
Net investment income not yet distributed		278,945
Net realized capital losses		(123,170,826)
Net unrealized capital gains		12,602,243

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$227,695,498		20,164,367		$11.29

See financial notes 21

 Schwab Premier Equity Fund

Statement of
Operations
For November 1, 2011 through April 30, 2012; unaudited

Investment Income

Dividends		$1,832,880
Interest		1,746
Securities on loan	+	919

Total investment income		1,835,545

Expenses

Investment adviser and administrator fees		846,735
Shareholder service fees		285,396
Professional fees		20,152
Portfolio accounting fees		19,738
Transfer agent fees		12,087
Registration fees		10,709
Shareholder reports		10,120
Custodian fees		4,814
Trustees’ fees		3,641
Interest expense		5
Other expenses	+	3,711

Total expenses		1,217,108
Expense reduction by CSIM and its affiliates	−	33,994

Net expenses	−	1,183,114

Net investment income		652,431

Realized and Unrealized Gains (Losses)

Net realized gains on investments		22,278,873
Net realized gains on futures contracts	+	1,079,595

Net realized gains		23,358,468
Net unrealized losses on investments		(119,854)
Net unrealized losses on futures contracts	+	(312,935)

Net unrealized losses	+	(432,789)

Net realized and unrealized gains		22,925,679

Increase in net assets resulting from operations		$23,578,110

22 See financial notes

 Schwab Premier Equity Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/11-4/30/12			11/1/10-10/31/11
Net investment income		$652,431	$1,796,579
Net realized gains		23,358,468	44,531,752
Net unrealized losses	+	(432,789)	(24,825,480)

Increase in net assets from operations		23,578,110	21,502,851

Distributions to Shareholders

Distributions from net investment income		($1,292,587)	($1,518,547)

Transactions in Fund Shares

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		256,906	$2,812,689	531,893	$5,739,431
Shares reinvested		108,085	1,111,114	122,796	1,291,812
Shares redeemed	+	(3,110,957)	(33,729,361)	(7,918,946)	(83,668,298)

Net transactions in fund shares		(2,745,966)	($29,805,558)	(7,264,257)	($76,637,055)

Shares Outstanding and Net Assets

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		22,910,333	$235,215,533	30,174,590	$291,868,284
Total decrease	+	(2,745,966)	(7,520,035)	(7,264,257)	(56,652,751)

End of period		20,164,367	$227,695,498	22,910,333	$235,215,533

Net investment income not yet distributed			$278,945		$919,101

See financial notes 23

Schwab Core Equity Fund™

Financial Statements

Financial Highlights

	11/1/11–		11/1/10–	11/1/09–	11/1/08–	11/1/07–	11/1/06–
	4/30/12*		10/31/11	10/31/10	10/31/09	10/31/08	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	16.81		15.78	14.26	13.43	20.49	18.40

Income (loss) from investment operations:
Net investment income (loss)	0.12		0.19	0.17	0.17	0.23	0.16
Net realized and unrealized gains (losses)	1.92		1.01	1.50	0.88	(7.06)	2.35

Total from investment operations	2.04		1.20	1.67	1.05	(6.83)	2.51
Less distributions:
Distributions from net investment income	(0.17)		(0.17)	(0.15)	(0.22)	(0.18)	(0.10)
Distributions from net realized gains	—		—	—	—	(0.05)	(0.32)

Total distributions	(0.17)		(0.17)	(0.15)	(0.22)	(0.23)	(0.42)

Net asset value at end of period	18.68		16.81	15.78	14.26	13.43	20.49

Total return (%)	12.24	[1]	7.60	11.77	8.11	(33.71)	13.88

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.73	[2]	0.73	0.73	0.75	0.75	0.75
Gross operating expenses	0.73	[2]	0.73	0.74	0.78	0.78	0.78
Net investment income (loss)	1.37	[2]	1.06	1.05	1.39	1.28	0.91
Portfolio turnover rate	22	[1]	35	49	41 [3]	35	18
Net assets, end of period ($ x 1,000,000)	1,740		1,719	1,792	1,770	1,449	2,133

* Unaudited.
1 Not annualized.
2 Annualized.
3 Portfolio turnover excludes the impact of investment activity resulting from a merger with another fund.

24 See financial notes

 Schwab Core Equity Fund

Portfolio Holdings as of April 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.1%	Common Stock	1,448,619,046	1,724,000,727
0.8%	Other Investment Company	14,448,419	14,448,419
0.0%	Short-Term Investment	579,972	579,972

99.9%	Total Investments	1,463,647,437	1,739,029,118
0.1%	Other Assets and Liabilities, Net		1,176,958

100.0%	Total Net Assets		1,740,206,076

	Number	Value
Security	of Shares	($)

Common Stock 99.1% of net assets

Automobiles & Components 0.4%
Ford Motor Co.	550,000	6,204,000

Banks 4.8%
Fifth Third Bancorp	30,327	431,553
KeyCorp	900,000	7,236,000
PNC Financial Services Group, Inc.	300,000	19,896,000
Wells Fargo & Co.	1,700,000	56,831,000

		84,394,553

Capital Goods 7.2%
AGCO Corp. *	118,000	5,495,260
Caterpillar, Inc.	175,000	17,984,750
General Dynamics Corp.	95,000	6,412,500
General Electric Co.	2,075,000	40,628,500
PACCAR, Inc.	100,000	4,296,000
Parker Hannifin Corp.	71,000	6,225,990
Roper Industries, Inc.	20,500	2,088,950
Textron, Inc.	470,000	12,520,800
The Boeing Co.	269,500	20,697,600
The Timken Co.	110,000	6,216,100
URS Corp.	52,500	2,168,775

		124,735,225

Commercial & Professional Supplies 0.5%
Towers Watson & Co., Class A	131,500	8,600,100

Consumer Durables & Apparel 0.5%
Jarden Corp.	103,500	4,339,755
Mohawk Industries, Inc. *	52,000	3,485,040
Newell Rubbermaid, Inc.	68,000	1,237,600

		9,062,395

Consumer Services 1.4%
Hyatt Hotels Corp., Class A *	144,500	6,217,835
Yum! Brands, Inc.	253,000	18,400,690

		24,618,525

Diversified Financials 6.9%
American Express Co.	260,500	15,684,705
Capital One Financial Corp.	145,500	8,072,340
Discover Financial Services	402,050	13,629,495
JPMorgan Chase & Co.	1,297,140	55,751,077
Lazard Ltd., Class A	155,000	4,264,050
Raymond James Financial, Inc.	90,000	3,295,800
SLM Corp.	1,260,000	18,685,800

		119,383,267

Energy 12.1%
Anadarko Petroleum Corp.	109,000	7,979,890
Apache Corp.	50,000	4,797,000
Chevron Corp.	510,000	54,345,600
EOG Resources, Inc.	38,000	4,172,780
Exxon Mobil Corp.	649,500	56,077,830
Halliburton Co.	125,000	4,277,500
Hess Corp.	50,000	2,607,000
Murphy Oil Corp.	351,365	19,314,534
Nabors Industries Ltd. *	95,000	1,581,750
National Oilwell Varco, Inc.	148,950	11,284,452
Occidental Petroleum Corp.	332,690	30,347,982
Valero Energy Corp.	550,000	13,585,000

		210,371,318

Food & Staples Retailing 4.0%
Costco Wholesale Corp.	200,000	17,634,000
CVS Caremark Corp.	115,000	5,131,300
The Kroger Co.	1,430,900	33,297,043
Wal-Mart Stores, Inc.	56,800	3,346,088
Whole Foods Market, Inc.	121,400	10,084,698

		69,493,129

Food, Beverage & Tobacco 6.7%
Bunge Ltd.	135,400	8,733,300
ConAgra Foods, Inc.	190,000	4,905,800
Constellation Brands, Inc., Class A *	210,000	4,536,000
Corn Products International, Inc.	185,000	10,556,100
Philip Morris International, Inc.	622,100	55,684,171
Smithfield Foods, Inc. *	357,000	7,482,720
Tyson Foods, Inc., Class A	1,400,000	25,550,000

		117,448,091

Health Care Equipment & Services 2.0%
AmerisourceBergen Corp.	150,000	5,581,500
DaVita, Inc. *	85,000	7,529,300
Henry Schein, Inc. *	49,000	3,760,260

See financial notes 25

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hologic, Inc. *	125,000	2,390,000
McKesson Corp.	57,150	5,224,081
UnitedHealth Group, Inc.	175,000	9,826,250

		34,311,391

Household & Personal Products 0.4%
Energizer Holdings, Inc. *	106,800	7,618,044

Insurance 1.1%
Aflac, Inc.	145,500	6,553,320
American Financial Group, Inc.	79,290	3,085,967
Arch Capital Group Ltd. *	52,000	2,042,560
Reinsurance Group of America, Inc.	38,500	2,238,390
The Travelers Cos., Inc.	77,300	4,971,936

		18,892,173

Materials 3.7%
Alcoa, Inc.	348,600	3,391,878
International Paper Co.	867,000	28,879,770
MeadWestvaco Corp.	115,000	3,659,300
PPG Industries, Inc.	267,200	28,120,128

		64,051,076

Media 1.9%
CBS Corp., Class B - Non Voting Shares	68,800	2,294,480
Comcast Corp., Class A	384,000	11,646,720
Discovery Communications, Inc., Class A *	123,500	6,720,870
Liberty Global, Inc., Series A *	250,000	12,452,500

		33,114,570

Pharmaceuticals, Biotechnology & Life Sciences 10.4%
Agilent Technologies, Inc.	190,000	8,014,200
Amgen, Inc.	178,052	12,661,278
Biogen Idec, Inc. *	86,000	11,524,860
Bristol-Myers Squibb Co.	1,190,700	39,733,659
Celgene Corp. *	21,000	1,531,320
Life Technologies Corp. *	297,137	13,775,271
Merck & Co., Inc.	522,580	20,506,039
Mylan, Inc. *	100,000	2,171,000
Pfizer, Inc.	1,549,000	35,518,570
Thermo Fisher Scientific, Inc.	239,000	13,300,350
Watson Pharmaceuticals, Inc. *	286,000	21,552,960

		180,289,507

Real Estate 1.8%
CBRE Group, Inc., Class A *	300,000	5,643,000
Host Hotels & Resorts, Inc.	1,272,000	21,166,080
Jones Lang LaSalle, Inc.	55,200	4,412,688

		31,221,768

Retailing 5.2%
Dollar Tree, Inc. *	55,200	5,611,632
Foot Locker, Inc.	200,000	6,118,000
Macy’s, Inc.	531,500	21,802,130
O’Reilly Automotive, Inc. *	100,000	10,546,000
PetSmart, Inc.	390,000	22,721,400
The Gap, Inc.	137,000	3,904,500
The Home Depot, Inc.	100,000	5,179,000
The TJX Cos., Inc.	330,000	13,764,300

		89,646,962

Semiconductors & Semiconductor Equipment 1.4%
Applied Materials, Inc.	1,000,000	11,990,000
Intel Corp.	229,685	6,523,054
Micron Technology, Inc. *	900,000	5,931,000

		24,444,054

Software & Services 9.9%
Activision Blizzard, Inc.	688,400	8,859,708
Alliance Data Systems Corp. *	78,000	10,022,220
BMC Software, Inc. *	369,140	15,230,716
CA, Inc.	780,000	20,607,600
Computer Sciences Corp.	400,000	11,224,000
International Business Machines Corp.	162,100	33,567,668
Microsoft Corp.	450,000	14,409,000
Oracle Corp.	669,800	19,685,422
Rackspace Hosting, Inc. *	65,000	3,775,850
Symantec Corp. *	1,625,000	26,845,000
Synopsys, Inc. *	160,342	4,811,864
Visa, Inc., Class A	32,000	3,935,360

		172,974,408

Technology Hardware & Equipment 9.2%
Apple, Inc. *	123,000	71,861,520
Cisco Systems, Inc.	509,000	10,256,350
Dell, Inc. *	1,000,000	16,370,000
EMC Corp. *	457,400	12,903,254
Hewlett-Packard Co.	530,100	13,125,276
Western Digital Corp. *	700,000	27,167,000
Xerox Corp.	1,169,533	9,098,967

		160,782,367

Telecommunication Services 3.4%
AT&T, Inc.	150,100	4,939,791
Crown Castle International Corp. *	190,500	10,784,205
SBA Communications Corp., Class A *	32,000	1,719,680
Sprint Nextel Corp. *	1,300,000	3,224,000
Telephone & Data Systems, Inc.	222,171	5,396,534
Verizon Communications, Inc.	823,400	33,248,892

		59,313,102

Transportation 1.4%
FedEx Corp.	165,000	14,559,600
Hertz Global Holdings, Inc. *	180,000	2,773,800
Ryder System, Inc.	100,000	4,872,000
United Parcel Service, Inc., Class B	35,000	2,734,900

		24,940,300

26 See financial notes

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 2.8%
Ameren Corp.	331,000	10,853,490
American Water Works Co., Inc.	23,000	787,520
Calpine Corp. *	245,000	4,593,750
CMS Energy Corp.	200,000	4,598,000
DTE Energy Co.	123,900	6,985,482
Pinnacle West Capital Corp.	100,000	4,835,000
The AES Corp. *	1,233,000	15,437,160

		48,090,402

Total Common Stock
(Cost $1,448,619,046)		1,724,000,727

Other Investment Company 0.8% of net assets

Money Market Fund 0.8%
State Street Institutional U.S. Government Money Market Fund	14,448,419	14,448,419

Total Other Investment Company
(Cost $14,448,419)		14,448,419

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.0% of net assets

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill (a)(b)
0.04%, 06/14/12	580,000	579,972

Total Short-Term Investment
(Cost $579,972)		579,972

End of Investments.

At 04/30/12, the tax basis cost of the fund’s investments was $1,466,930,487 and the unrealized appreciation and depreciation were $309,899,195 and ($37,800,564), respectively, with a net unrealized appreciation of $272,098,631.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.

In addition to the above, the fund held the following at 04/30/12.

		Contract	Unrealized
	Number of	Value	Losses
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 06/15/12	150	10,452,000	(113,888)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,724,000,727	$—	$—	$1,724,000,727
Other Investment Company(a)	14,448,419	—	—	14,448,419
Short-Term Investment(a)	—	579,972	—	579,972

Total	$1,738,449,146	$579,972	$—	$1,739,029,118

Liabilities Valuation Input

Other Financial Instruments
Futures Contract*	($113,888)	$—	$—	($113,888)

*	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2012.

See financial notes 27

 Schwab Core Equity Fund

Statement of
Assets and Liabilities
As of April 30, 2012; unaudited

Assets

Investments, at value (cost $1,463,647,437)		$1,739,029,118
Receivables:
Dividends		2,046,103
Fund shares sold		733,035
Interest		147
Prepaid expenses	+	30,659

Total assets		1,741,839,062

Liabilities

Payables:
Investment adviser and administrator fees		67,673
Shareholder service fees		57,959
Fund shares redeemed		1,351,910
Due to brokers for futures		36,750
Accrued expenses	+	118,694

Total liabilities		1,632,986

Net Assets

Total assets		1,741,839,062
Total liabilities	−	1,632,986

Net assets		$1,740,206,076

Net Assets by Source
Capital received from investors		1,576,250,133
Net investment income not yet distributed		6,968,875
Net realized capital losses		(118,283,449)
Net unrealized capital gains		275,270,517

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,740,206,076		93,180,049		$18.68

28 See financial notes

 Schwab Core Equity Fund

Statement of
Operations
For November 1, 2011 through April 30, 2012; unaudited

Investment Income

Dividends		$17,789,140
Interest		3,110
Securities on loan	+	150

Total investment income		17,792,400

Expenses

Investment adviser and administrator fees		3,992,626
Shareholder service fees		2,011,978
Transfer agent fees		43,980
Shareholder reports		39,429
Portfolio accounting fees		34,836
Professional fees		22,357
Registration fees		17,906
Custodian fees		16,856
Trustees’ fees		8,830
Interest expense		140
Other expenses	+	23,787

Total expenses		6,212,725
Expense reduction by CSIM and its affiliates	−	43,980
Custody credits	−	8

Net expenses	−	6,168,737

Net investment income		11,623,663

Realized and Unrealized Gains (Losses)

Net realized gains on investments		92,037,199
Net realized gains on futures contracts	+	1,532,965

Net realized gains		93,570,164
Net unrealized gains on investments		91,639,631
Net unrealized losses on futures contracts	+	(1,132,546)

Net unrealized gains	+	90,507,085

Net realized and unrealized gains		184,077,249

Increase in net assets resulting from operations		$195,700,912

See financial notes 29

 Schwab Core Equity Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/11-4/30/12			11/1/10-10/31/11
Net investment income		$11,623,663	$19,259,987
Net realized gains		93,570,164	112,592,315
Net unrealized gains	+	90,507,085	7,883,076

Increase in net assets from operations		195,700,912	139,735,378

Distributions to Shareholders

Distributions from net investment income		($16,915,653)	($18,535,012)

Transactions in Fund Shares

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,641,717	$65,242,101	12,323,341	$209,712,682
Shares reinvested		457,501	7,672,291	518,572	8,706,829
Shares redeemed	+	(13,168,909)	(230,514,978)	(24,183,912)	(413,021,730)

Net transactions in fund shares		(9,069,691)	($157,600,586)	(11,341,999)	($194,602,219)

Shares Outstanding and Net Assets

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		102,249,740	$1,719,021,403	113,591,739	$1,792,423,256
Total increase or decrease	+	(9,069,691)	21,184,673	(11,341,999)	(73,401,853)

End of period		93,180,049	$1,740,206,076	102,249,740	$1,719,021,403

Net investment income not yet distributed			$6,968,875		$12,260,865

30 See financial notes

Schwab Dividend Equity Fund™

Financial Statements

Financial Highlights

	11/1/11–		11/1/10–	11/1/09–	11/1/08–	11/1/07–	11/1/06–
	4/30/12*		10/31/11	10/31/10	10/31/09[1]	10/31/08	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	13.15		12.08	10.94	10.63	15.66	14.60

Income (loss) from investment operations:
Net investment income (loss)	0.13		0.23	0.21	0.25	0.32	0.28
Net realized and unrealized gains (losses)	1.27		1.06	1.14	0.31	(4.97)	1.37

Total from investment operations	1.40		1.29	1.35	0.56	(4.65)	1.65
Less distributions:
Distributions from net investment income	(0.14)		(0.22)	(0.21)	(0.25)	(0.33)	(0.28)
Distributions from net realized gains	—		—	—	—	(0.05)	(0.31)

Total distributions	(0.14)		(0.22)	(0.21)	(0.25)	(0.38)	(0.59)

Net asset value at end of period	14.41		13.15	12.08	10.94	10.63	15.66

Total return (%)	10.71	[2]	10.73	12.42	5.62	(30.23)	11.55

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.89	[3]	0.89	0.89	0.90 [4]	0.89	0.89
Gross operating expenses	0.89	[3]	0.89	0.89	0.91	0.89	0.89
Net investment income (loss)	1.89	[3]	1.77	1.74	2.40	2.33	1.83
Portfolio turnover rate	30	[2]	31	37	39	22	18
Net assets, end of period ($ x 1,000,000)	1,477		1,325	1,322	1,297	824	1,340

* Unaudited.
1 Effective October 7, 2009, the Investor Shares class and the Select Shares class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Not annualized.
3 Annualized.
4 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.

See financial notes 31

 Schwab Dividend Equity Fund

Portfolio Holdings as of April 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.8%	Common Stock	1,195,836,113	1,444,885,995
2.0%	Short-Term Investments	28,667,256	28,667,256

99.8%	Total Investments	1,224,503,369	1,473,553,251
0.2%	Other Assets and Liabilities, Net		3,323,871

100.0%	Total Net Assets		1,476,877,122

	Number	Value
Security	of Shares	($)

Common Stock 97.8% of net assets

Banks 3.6%
Commerce Bancshares, Inc.	178,237	7,147,304
Fifth Third Bancorp	225,000	3,201,750
KeyCorp	290,000	2,331,600
People’s United Financial, Inc.	336,000	4,146,240
PNC Financial Services Group, Inc.	84,800	5,623,936
Regions Financial Corp.	1,241,000	8,364,340
Wells Fargo & Co.	650,000	21,729,500

		52,544,670

Capital Goods 7.4%
Caterpillar, Inc.	100,000	10,277,000
General Dynamics Corp.	75,000	5,062,500
General Electric Co.	1,639,500	32,101,410
KBR, Inc.	80,000	2,708,800
L-3 Communications Holdings, Inc.	37,000	2,720,980
Masco Corp.	75,000	988,500
Northrop Grumman Corp.	30,400	1,923,712
PACCAR, Inc.	8,500	365,160
Roper Industries, Inc.	61,000	6,215,900
The Boeing Co.	325,000	24,960,000
The Timken Co.	125,000	7,063,750
United Technologies Corp.	192,200	15,691,208

		110,078,920

Commercial & Professional Supplies 0.0%
Towers Watson & Co., Class A	10,000	654,000

Consumer Durables & Apparel 0.6%
Newell Rubbermaid, Inc.	259,000	4,713,800
Whirlpool Corp.	73,700	4,718,274

		9,432,074

Consumer Services 1.9%
H&R Block, Inc.	830,000	12,201,000
Yum! Brands, Inc.	216,000	15,709,680

		27,910,680

Diversified Financials 6.2%
American Express Co.	310,700	18,707,247
Capital One Financial Corp.	8,000	443,840
JPMorgan Chase & Co.	1,046,984	44,999,372
Morgan Stanley	322,500	5,572,800
Northern Trust Corp.	18,000	856,620
Raymond James Financial, Inc.	15,500	567,610
SLM Corp.	1,225,600	18,175,648
State Street Corp.	45,000	2,079,900

		91,403,037

Energy 12.7%
Anadarko Petroleum Corp.	142,000	10,395,820
Apache Corp.	50,000	4,797,000
Chevron Corp.	460,500	49,070,880
EOG Resources, Inc.	26,500	2,909,965
Exxon Mobil Corp.	792,000	68,381,280
Halliburton Co.	50,000	1,711,000
Murphy Oil Corp.	175,000	9,619,750
Occidental Petroleum Corp.	200,000	18,244,000
The Williams Cos., Inc.	169,700	5,774,891
Valero Energy Corp.	675,000	16,672,500

		187,577,086

Food & Staples Retailing 4.5%
Costco Wholesale Corp.	294,600	25,974,882
CVS Caremark Corp.	160,000	7,139,200
The Kroger Co.	400,000	9,308,000
Wal-Mart Stores, Inc.	417,500	24,594,925

		67,017,007

Food, Beverage & Tobacco 7.2%
Archer-Daniels-Midland Co.	387,000	11,931,210
ConAgra Foods, Inc.	731,000	18,874,420
Corn Products International, Inc.	219,700	12,536,082
Philip Morris International, Inc.	514,500	46,052,895
Tyson Foods, Inc., Class A	923,100	16,846,575

		106,241,182

Health Care Equipment & Services 2.1%
AmerisourceBergen Corp.	150,000	5,581,500
McKesson Corp.	250,000	22,852,500
UnitedHealth Group, Inc.	50,000	2,807,500

		31,241,500

Household & Personal Products 0.2%
Nu Skin Enterprises, Inc., Class A	50,000	2,665,000

Insurance 1.8%
Marsh & McLennan Cos., Inc.	215,000	7,191,750

32 See financial notes

 Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
MetLife, Inc.	65,000	2,341,950
The Travelers Cos., Inc.	243,000	15,629,760
W. R. Berkley Corp.	28,000	1,054,480

		26,217,940

Materials 4.7%
CF Industries Holdings, Inc.	37,000	7,143,220
Eastman Chemical Co.	111,000	5,990,670
International Paper Co.	412,000	13,723,720
MeadWestvaco Corp.	452,100	14,385,822
Monsanto Co.	17,700	1,348,386
PPG Industries, Inc.	256,000	26,941,440

		69,533,258

Media 1.3%
Gannett Co., Inc.	100,000	1,382,000
The Interpublic Group of Cos., Inc.	500,000	5,905,000
Time Warner, Inc.	313,000	11,724,980
Viacom Inc., Class B	8,400	389,676

		19,401,656

Pharmaceuticals, Biotechnology & Life Sciences 9.7%
Amgen, Inc.	260,452	18,520,742
Bristol-Myers Squibb Co.	904,200	30,173,154
Eli Lilly & Co.	351,800	14,561,002
Merck & Co., Inc.	1,020,500	40,044,420
Pfizer, Inc.	1,731,500	39,703,295

		143,002,613

Real Estate 0.5%
Host Hotels & Resorts, Inc.	435,000	7,238,400

Retailing 5.3%
Advance Auto Parts, Inc.	129,000	11,842,200
Foot Locker, Inc.	180,000	5,506,200
Macy’s, Inc.	548,500	22,499,470
PetSmart, Inc.	204,000	11,885,040
The Home Depot, Inc.	392,500	20,327,575
The TJX Cos., Inc.	147,400	6,148,054

		78,208,539

Semiconductors & Semiconductor Equipment 4.5%
Applied Materials, Inc.	1,798,500	21,564,015
Intel Corp.	854,900	24,279,160
KLA-Tencor Corp.	293,000	15,279,950
Maxim Integrated Products, Inc.	170,000	5,028,600

		66,151,725

Software & Services 7.0%
Activision Blizzard, Inc.	474,400	6,105,528
CA, Inc.	840,500	22,206,010
Computer Sciences Corp.	298,000	8,361,880
Fidelity National Information Services, Inc.	310,000	10,437,700
Global Payments, Inc.	42,500	1,973,275
International Business Machines Corp.	134,700	27,893,676
Microsoft Corp.	295,000	9,445,900
Oracle Corp.	250,300	7,356,317
Total System Services, Inc.	254,500	5,985,840
Visa, Inc., Class A	35,000	4,304,300

		104,070,426

Technology Hardware & Equipment 5.8%
Cisco Systems, Inc.	524,000	10,558,600
Hewlett-Packard Co.	653,900	16,190,564
Jabil Circuit, Inc.	595,500	13,964,475
Molex, Inc.	178,000	4,911,020
QUALCOMM, Inc.	160,500	10,246,320
TE Connectivity Ltd.	276,000	10,062,960
Xerox Corp.	2,585,000	20,111,300

		86,045,239

Telecommunication Services 4.2%
AT&T, Inc.	661,307	21,763,613
Verizon Communications, Inc.	987,500	39,875,250

		61,638,863

Transportation 1.1%
FedEx Corp.	6,500	573,560
Ryder System, Inc.	75,000	3,654,000
United Parcel Service, Inc., Class B	150,000	11,721,000

		15,948,560

Utilities 5.5%
Ameren Corp.	525,500	17,231,145
CMS Energy Corp.	235,000	5,402,650
DTE Energy Co.	498,000	28,077,240
Edison International	175,000	7,701,750
PG&E Corp.	97,000	4,285,460
Pinnacle West Capital Corp.	225,000	10,878,750
Public Service Enterprise Group, Inc.	227,500	7,086,625

		80,663,620

Total Common Stock
(Cost $1,195,836,113)		1,444,885,995

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.0% of net assets

Time Deposit 1.9%
Bank of America
0.03%, 05/01/12	27,267,393	27,267,393

See financial notes 33

 Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill
0.08%, 06/14/12 (a)(b)	1,400,000	1,399,863

Total Short-Term Investments
(Cost $28,667,256)		28,667,256

End of Investments.

At 04/30/12, the tax basis cost of the fund’s investments was $1,225,358,250 and the unrealized appreciation and depreciation were $263,214,466 and ($15,019,465), respectively, with a net unrealized appreciation of $248,195,001.

(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.

In addition to the above, the fund held the following at 04/30/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 06/15/12	310	21,600,800	405,407

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,444,885,995	$—	$—	$1,444,885,995
Short-Term Investments(a)	—	28,667,256	—	28,667,256

Total	$1,444,885,995	$28,667,256	$—	$1,473,553,251

Other Financial Instruments
Futures Contract*	$405,407	$—	$—	$405,407

*	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2012.

34 See financial notes

 Schwab Dividend Equity Fund

Statement of
Assets and Liabilities
As of April 30, 2012; unaudited

Assets

Investments, at value (cost $1,224,503,369)		$1,473,553,251
Receivables:
Fund shares sold		2,297,378
Dividends		2,037,376
Interest		23
Prepaid expenses	+	25,304

Total assets		1,477,913,332

Liabilities

Payables:
Investment adviser and administrator fees		75,665
Shareholder service fees		32,472
Fund shares redeemed		760,448
Due to brokers for futures		68,128
Accrued expenses	+	99,497

Total liabilities		1,036,210

Net Assets

Total assets		1,477,913,332
Total liabilities	−	1,036,210

Net assets		$1,476,877,122

Net Assets by Source
Capital received from investors		1,333,856,211
Net investment income not yet distributed		1,323,934
Net realized capital losses		(107,758,312)
Net unrealized capital gains		249,455,289

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,476,877,122		102,474,550		$14.41

See financial notes 35

 Schwab Dividend Equity Fund

Statement of
Operations
For November 1, 2011 through April 30, 2012; unaudited

Investment Income

Dividends		$19,291,512
Interest	+	4,060

Total investment income		19,295,572

Expenses

Investment adviser and administrator fees		4,305,364
Shareholder service fees		1,704,022
Shareholder reports		36,985
Portfolio accounting fees		32,185
Transfer agent fees		24,605
Professional fees		22,475
Custodian fees		19,056
Registration fees		16,349
Trustees’ fees		7,485
Other expenses	+	18,182

Total expenses		6,186,708
Expense reduction by CSIM and its affiliates	−	24,605

Net expenses	−	6,162,103

Net investment income		13,133,469

Realized and Unrealized Gains (Losses)

Net realized gains on investments		64,017,291
Net realized gains on futures contracts	+	3,938,088

Net realized gains		67,955,379
Net unrealized gains on investments		63,188,136
Net unrealized losses on futures contracts	+	(1,365,117)

Net unrealized gains	+	61,823,019

Net realized and unrealized gains		129,778,398

Increase in net assets resulting from operations		$142,911,867

36 See financial notes

 Schwab Dividend Equity Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/11-4/30/12			11/1/10-10/31/11
Net investment income		$13,133,469	$24,245,439
Net realized gains		67,955,379	43,566,448
Net unrealized gains	+	61,823,019	71,468,313

Increase in net assets from operations		142,911,867	139,280,200

Distributions to Shareholders

Distributions from net investment income		($14,348,655)	($23,212,957)

Transactions in Fund Shares

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		10,732,853	$147,758,619	13,544,141	$176,264,263
Shares reinvested		565,735	7,833,169	949,738	12,332,976
Shares redeemed	+	(9,585,694)	(131,870,327)	(23,171,863)	(301,886,000)

Net transactions in fund shares		1,712,894	$23,721,461	(8,677,984)	($113,288,761)

Shares Outstanding and Net Assets

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		100,761,656	$1,324,592,449	109,439,640	$1,321,813,967
Total increase or decrease	+	1,712,894	152,284,673	(8,677,984)	2,778,482

End of period		102,474,550	$1,476,877,122	100,761,656	$1,324,592,449

Net investment income not yet distributed			$1,323,934		$2,539,120

See financial notes 37

Schwab Large-Cap Growth Fund™

Financial Statements

Financial Highlights

	11/1/11–		11/1/10–	11/1/09–	11/1/08–	11/1/07–	11/1/06–
	4/30/12*		10/31/11	10/31/10	10/31/09[1]	10/31/08	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	11.18		10.48	9.10	8.22	12.77	11.09

Income (loss) from investment operations:
Net investment income (loss)	0.03		0.07	0.05	0.05	0.06	0.04
Net realized and unrealized gains (losses)	1.58		0.69	1.39	0.87	(4.56)	1.67

Total from investment operations	1.61		0.76	1.44	0.92	(4.50)	1.71
Less distributions:
Distributions from net investment income	(0.06)		(0.06)	(0.06)	(0.04)	(0.05)	(0.03)

Net asset value at end of period	12.73		11.18	10.48	9.10	8.22	12.77

Total return (%)	14.43	[2]	7.25	15.83	11.36	(35.36)	15.47

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.99	[3]	0.99	1.00 [4]	0.99	0.99	0.99
Gross operating expenses	1.05	[3]	1.05	1.04	1.03	1.01	1.03
Net investment income (loss)	0.55	[3]	0.56	0.39	0.65	0.53	0.33
Portfolio turnover rate	41	[2]	62	57	63	49	30
Net assets, end of period ($ x 1,000,000)	232		213	219	360	332	492

* Unaudited.
1 Effective October 7, 2009, the Investor Shares class and the Select Shares class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.99%, if certain non-routine expenses had not been incurred.

38 See financial notes

 Schwab Large-Cap Growth Fund

Portfolio Holdings as of April 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

98.8%	Common Stock	190,267,659	229,452,960
1.1%	Short-Term Investments	2,454,116	2,454,116

99.9%	Total Investments	192,721,775	231,907,076
0.1%	Other Assets and Liabilities, Net		335,902

100.0%	Total Net Assets		232,242,978

	Number	Value
Security	of Shares	($)

Common Stock 98.8% of net assets

Automobiles & Components 0.6%
Delphi Automotive plc *	5,000	153,450
Ford Motor Co.	101,500	1,144,920

		1,298,370

Banks 0.4%
Wells Fargo & Co.	26,900	899,267

Capital Goods 7.2%
AGCO Corp. *	41,600	1,937,312
Caterpillar, Inc.	33,000	3,391,410
General Electric Co.	75,000	1,468,500
KBR, Inc.	10,000	338,600
PACCAR, Inc.	7,500	322,200
Roper Industries, Inc.	11,800	1,202,420
Textron, Inc.	95,000	2,530,800
The Boeing Co.	47,000	3,609,600
The Timken Co.	35,000	1,977,850

		16,778,692

Commercial & Professional Supplies 0.4%
Equifax, Inc.	18,500	847,670

Consumer Durables & Apparel 1.4%
Newell Rubbermaid, Inc.	91,500	1,665,300
NIKE, Inc., Class B	15,000	1,678,050

		3,343,350

Consumer Services 3.1%
H&R Block, Inc.	74,500	1,095,150
Hyatt Hotels Corp., Class A *	13,000	559,390
Starwood Hotels & Resorts Worldwide, Inc.	4,500	266,400
Yum! Brands, Inc.	74,000	5,382,020

		7,302,960

Diversified Financials 1.9%
Affiliated Managers Group, Inc. *	22,000	2,499,640
American Express Co.	10,800	650,268
JPMorgan Chase & Co.	2,100	90,258
SLM Corp.	84,700	1,256,101

		4,496,267

Energy 10.2%
Chevron Corp.	40,000	4,262,400
EOG Resources, Inc.	32,100	3,524,901
Exxon Mobil Corp.	119,000	10,274,460
Halliburton Co.	30,000	1,026,600
Murphy Oil Corp.	28,000	1,539,160
National Oilwell Varco, Inc.	3,400	257,584
Occidental Petroleum Corp.	26,500	2,417,330
Valero Energy Corp.	11,500	284,050

		23,586,485

Food & Staples Retailing 3.3%
Costco Wholesale Corp.	35,000	3,085,950
CVS Caremark Corp.	30,000	1,338,600
Wal-Mart Stores, Inc.	41,000	2,415,310
Whole Foods Market, Inc.	9,400	780,858

		7,620,718

Food, Beverage & Tobacco 7.2%
Archer-Daniels-Midland Co.	32,000	986,560
Coca-Cola Enterprises, Inc.	101,200	3,048,144
ConAgra Foods, Inc.	70,000	1,807,400
Philip Morris International, Inc.	101,600	9,094,216
Tyson Foods, Inc., Class A	100,000	1,825,000

		16,761,320

Health Care Equipment & Services 4.6%
AmerisourceBergen Corp.	12,600	468,846
DaVita, Inc. *	46,100	4,083,538
Henry Schein, Inc. *	33,300	2,555,442
McKesson Corp.	39,000	3,564,990

		10,672,816

Household & Personal Products 0.7%
Herbalife Ltd.	22,700	1,596,264

Insurance 0.6%
Aflac, Inc.	30,800	1,387,232

Materials 5.4%
Albemarle Corp.	14,300	933,790
Ashland, Inc.	5,000	329,350
CF Industries Holdings, Inc.	6,000	1,158,360

See financial notes 39

 Schwab Large-Cap Growth Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Eastman Chemical Co.	5,000	269,850
International Paper Co.	80,000	2,664,800
MeadWestvaco Corp.	45,000	1,431,900
Monsanto Co.	13,600	1,036,048
PPG Industries, Inc.	43,900	4,620,036

		12,444,134

Media 0.9%
DISH Network Corp., Class A	10,000	319,700
Liberty Global, Inc., Series A *	34,500	1,718,445

		2,038,145

Pharmaceuticals, Biotechnology & Life Sciences 5.6%
Agilent Technologies, Inc.	15,000	632,700
Biogen Idec, Inc. *	19,800	2,653,398
Bristol-Myers Squibb Co.	18,000	600,660
Celgene Corp. *	36,800	2,683,456
Eli Lilly & Co.	12,600	521,514
Gilead Sciences, Inc. *	22,000	1,144,220
Life Technologies Corp. *	16,000	741,760
Mylan, Inc. *	61,500	1,335,165
Waters Corp. *	14,000	1,177,540
Watson Pharmaceuticals, Inc. *	20,500	1,544,880

		13,035,293

Real Estate 2.9%
CBRE Group, Inc., Class A *	45,000	846,450
Host Hotels & Resorts, Inc.	230,000	3,827,200
Jones Lang LaSalle, Inc.	8,000	639,520
Simon Property Group, Inc.	9,500	1,478,200

		6,791,370

Retailing 6.8%
Advance Auto Parts, Inc.	19,000	1,744,200
Dollar Tree, Inc. *	15,300	1,555,398
Macy’s, Inc.	105,000	4,307,100
O’Reilly Automotive, Inc. *	3,500	369,110
PetSmart, Inc.	65,800	3,833,508
The Home Depot, Inc.	20,000	1,035,800
The TJX Cos., Inc.	70,000	2,919,700

		15,764,816

Semiconductors & Semiconductor Equipment 1.1%
Applied Materials, Inc.	109,500	1,312,905
LSI Corp. *	50,000	402,000
NVIDIA Corp. *	64,500	838,500

		2,553,405

Software & Services 15.6%
Alliance Data Systems Corp. *	20,000	2,569,800
Autodesk, Inc. *	71,500	2,814,955
BMC Software, Inc. *	106,000	4,373,560
CA, Inc.	130,000	3,434,600
International Business Machines Corp.	38,600	7,993,288
Microsoft Corp.	165,000	5,283,300
Oracle Corp.	38,300	1,125,637
Rackspace Hosting, Inc. *	36,100	2,097,049
Symantec Corp. *	98,000	1,618,960
Visa, Inc., Class A	12,500	1,537,250
Western Union Co.	188,900	3,471,982

		36,320,381

Technology Hardware & Equipment 12.8%
Apple, Inc. *	30,000	17,527,200
Dell, Inc. *	285,000	4,665,450
Hewlett-Packard Co.	17,400	430,824
QUALCOMM, Inc.	25,000	1,596,000
TE Connectivity Ltd.	49,000	1,786,540
Western Digital Corp. *	94,000	3,648,140

		29,654,154

Telecommunication Services 2.7%
Crown Castle International Corp. *	13,500	764,235
SBA Communications Corp., Class A *	50,000	2,687,000
Verizon Communications, Inc.	72,300	2,919,474

		6,370,709

Transportation 2.5%
Delta Air Lines, Inc. *	334,300	3,663,928
Hertz Global Holdings, Inc. *	60,500	932,305
United Parcel Service, Inc., Class B	16,100	1,258,054

		5,854,287

Utilities 0.9%
Calpine Corp. *	92,500	1,734,375
The AES Corp. *	24,000	300,480

		2,034,855

Total Common Stock
(Cost $190,267,659)		229,452,960

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 1.1% of net assets

Time Deposit 1.0%
Bank of America
0.03%, 05/01/12	2,254,135	2,254,135

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill
0.08%, 06/14/12 (a)(b)	200,000	199,981

Total Short-Term Investments
(Cost $2,454,116)		2,454,116

End of Investments.

40 See financial notes

 Schwab Large-Cap Growth Fund

Portfolio Holdings (Unaudited) continued

At 04/30/12, the tax basis cost of the fund’s investments was $192,721,775 and the unrealized appreciation and depreciation were $40,496,593 and ($1,311,292), respectively, with a net unrealized appreciation of $39,185,301.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.

In addition to the above, the fund held the following at 04/30/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 06/15/12	20	1,393,600	28,315

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$229,452,960	$—	$—	$229,452,960
Short-Term Investments(a)	—	2,454,116	—	2,454,116

Total	$229,452,960	$2,454,116	$—	$231,907,076

Other Financial Instruments
Futures Contracts*	$28,315	$—	$—	$28,315

*	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2012.

See financial notes 41

 Schwab Large-Cap Growth Fund

Statement of
Assets and Liabilities
As of April 30, 2012; unaudited

Assets

Investments, at value (cost $192,721,775)		$231,907,076
Receivables:
Investments sold		4,611,058
Fund shares sold		407,811
Dividends		134,272
Interest		2
Prepaid expenses	+	6,598

Total assets		237,066,817

Liabilities

Payables:
Investments bought		4,570,921
Investment adviser and administrator fees		13,028
Shareholder service fees		5,045
Fund shares redeemed		161,615
Due to brokers for futures		4,900
Accrued expenses	+	68,330

Total liabilities		4,823,839

Net Assets

Total assets		237,066,817
Total liabilities	−	4,823,839

Net assets		$232,242,978

Net Assets by Source
Capital received from investors		246,699,488
Net investment income not yet distributed		289,220
Net realized capital losses		(53,959,346)
Net unrealized capital gains		39,213,616

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$232,242,978		18,249,498		$12.73

42 See financial notes

 Schwab Large-Cap Growth Fund

Statement of
Operations
For November 1, 2011 through April 30, 2012; unaudited

Investment Income

Dividends		$1,681,139
Interest	+	396

Total investment income		1,681,535

Expenses

Investment adviser and administrator fees		788,651
Shareholder service fees		270,933
Portfolio accounting fees		19,502
Shareholder reports		19,287
Professional fees		16,842
Registration fees		12,471
Transfer agent fees		11,840
Custodian fees		4,858
Trustees’ fees		3,556
Other expenses	+	3,184

Total expenses		1,151,124
Expense reduction by CSIM and its affiliates	−	66,728

Net expenses	−	1,084,396

Net investment income		597,139

Realized and Unrealized Gains (Losses)

Net realized gains on investments		21,072,490
Net realized gains on futures contracts	+	272,480

Net realized gains		21,344,970
Net unrealized gains on investments		7,778,492
Net unrealized losses on futures contracts	+	(44,446)

Net unrealized gains	+	7,734,046

Net realized and unrealized gains		29,079,016

Increase in net assets resulting from operations		$29,676,155

See financial notes 43

 Schwab Large-Cap Growth Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/11-4/30/12			11/1/10-10/31/11
Net investment income		$597,139	$1,283,025
Net realized gains		21,344,970	22,676,262
Net unrealized gains (losses)	+	7,734,046	(7,897,223)

Increase in net assets from operations		29,676,155	16,062,064

Distributions to Shareholders

Distributions from net investment income		($1,032,046)	($1,241,602)

Transactions in Fund Shares

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,588,605	$19,249,069	3,665,376	$41,539,298
Shares reinvested		45,503	506,911	51,489	572,556
Shares redeemed	+	(2,456,580)	(29,437,971)	(5,580,743)	(63,063,162)

Net transactions in fund shares		(822,472)	($9,681,991)	(1,863,878)	($20,951,308)

Shares Outstanding and Net Assets

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		19,071,970	$213,280,860	20,935,848	$219,411,706
Total increase or decrease	+	(822,472)	18,962,118	(1,863,878)	(6,130,846)

End of period		18,249,498	$232,242,978	19,071,970	$213,280,860

Net investment income not yet distributed			$289,220		$724,127

44 See financial notes

Schwab Small-Cap Equity Fund™

Financial Statements

Financial Highlights

	11/1/11–		11/1/10–	11/1/09–	11/1/08–	11/1/07–	11/1/06–
	4/30/12*		10/31/11	10/31/10	10/31/09[1]	10/31/08	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	15.61		13.96	11.14	10.55	18.22	17.80

Income (loss) from investment operations:
Net investment income (loss)	0.02		(0.01)	(0.04)	(0.02)	(0.01)	(0.10)
Net realized and unrealized gains (losses)	1.59		1.66	2.86	0.61	(6.59)	0.60

Total from investment operations	1.61		1.65	2.82	0.59	(6.60)	0.50
Less distributions:
Distributions from net investment income	(0.01)		—	—	(0.00)[2]	—	—
Distributions from net realized gains	—		—	—	—	(1.07)	(0.08)

Total distributions	(0.01)		—	—	(0.00)[2]	(1.07)	(0.08)

Net asset value at end of period	17.21		15.61	13.96	11.14	10.55	18.22

Total return (%)	10.30	[3]	11.82	25.31	5.65	(38.16)	2.80

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.11	[4]	1.11	1.12	1.12	1.11	1.09
Gross operating expenses	1.12	[4]	1.12	1.14	1.17	1.12	1.09
Net investment income (loss)	0.26	[4]	(0.05)	(0.26)	(0.16)	(0.09)	(0.28)
Portfolio turnover rate	53	[3]	72	64	85	50	106
Net assets, end of period ($ x 1,000,000)	397		226	219	202	79	228

* Unaudited.
1 Effective September 28, 2009, the Investor Shares class and the Select Shares class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Amount is less than $0.01.
3 Not annualized.
4 Annualized.

See financial notes 45

 Schwab Small-Cap Equity Fund

Portfolio Holdings as of April 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

97.8%		Common Stock	341,237,443	388,296,327
2.2%		Short-Term Investments	8,739,163	8,739,163

100.0%		Total Investments	349,976,606	397,035,490
0.6%		Collateral Invested for Securities on Loan	2,414,793	2,414,793
(0	.6)%	Other Assets and Liabilities, Net		(2,275,868)

100.0%		Total Net Assets		397,174,415

	Number	Value
Security	of Shares	($)

Common Stock 97.8% of net assets

Automobiles & Components 0.2%
Dana Holding Corp.	29,300	428,366
Standard Motor Products, Inc.	10,400	156,728
Tower International, Inc. *	4,000	42,560

		627,654

Banks 7.2%
1st Source Corp.	25,600	580,864
Ameris Bancorp *	5,800	71,920
BancFirst Corp.	21,700	904,890
BancorpSouth, Inc.	101,200	1,363,164
Bank Mutual Corp.	15,400	60,060
Bank of Kentucky Financial Corp.	9,300	234,453
Banner Corp.	136,571	2,997,734
Beneficial Mutual Bancorp, Inc. *	25,500	221,085
Capital City Bank Group, Inc.	2,000	16,700
Cathay General Bancorp	11,900	204,918
Chemical Financial Corp.	39,200	865,144
CoBiz Financial, Inc.	15,600	97,500
Columbia Banking System, Inc.	15,700	321,693
Community Trust Bancorp, Inc.	12,400	396,180
Enterprise Financial Services Corp.	13,700	165,633
F.N.B. Corp.	77,700	881,895
First Busey Corp.	86,400	400,896
First Citizens BancShares, Inc., Class A	9,100	1,577,030
First Defiance Financial Corp.	21,400	367,652
First Interstate BancSystem, Inc.	1,712	24,122
First Merchants Corp.	59,300	731,169
First Midwest Bancorp, Inc.	36,700	390,855
Great Southern Bancorp, Inc.	2,400	57,696
Heritage Commerce Corp. *	96,800	652,432
MainSource Financial Group, Inc.	19,800	231,462
MB Financial, Inc.	45,300	936,351
Metro Bancorp, Inc. *	12,400	143,468
PacWest Bancorp	109,500	2,608,290
Peoples Bancorp, Inc.	6,500	119,535
Pinnacle Financial Partners, Inc. *	44,900	821,670
PrivateBancorp, Inc.	171,300	2,694,549
Renasant Corp.	12,500	200,000
Republic Bancorp, Inc., Class A	19,200	451,776
S&T Bancorp, Inc.	7,700	144,144
Seacoast Banking Corp. of Florida *	18,500	29,970
StellarOne Corp.	23,400	292,734
Sterling Financial Corp. *	21,300	413,646
Synovus Financial Corp.	1,321,600	2,775,360
The Bancorp, Inc. *	9,700	99,619
TriCo Bancshares	2,300	37,812
Union First Market Bankshares Corp.	13,100	182,876
Univest Corp. of Pennsylvania	3,100	49,910
Virginia Commerce Bancorp, Inc. *	62,300	487,809
WesBanco, Inc.	24,500	501,760
West Bancorp	5,100	48,960
Western Alliance Bancorp *	185,300	1,626,934
Wilshire Bancorp, Inc. *	43,700	234,232

		28,718,552

Capital Goods 9.2%
Aceto Corp.	65,700	591,300
Actuant Corp., Class A	76,900	2,097,063
Aircastle Ltd.	209,970	2,551,135
Alamo Group, Inc.	41,100	1,384,248
Albany International Corp., Class A	25,100	604,910
Altra Holdings, Inc. *	11,600	212,048
American Railcar Industries, Inc. *	42,600	1,149,348
Apogee Enterprises, Inc.	18,300	281,088
Argan, Inc.	5,600	81,648
Cascade Corp.	13,600	640,152
Ceradyne, Inc.	40,700	1,030,524
Columbus McKinnon Corp. *	19,300	286,219
Curtiss-Wright Corp.	84,100	2,967,889
Dycom Industries, Inc. *	19,700	460,783
EnerSys *	19,100	667,545
Flow International Corp. *	95,100	390,861
FreightCar America, Inc.	57,700	1,246,320
Gibraltar Industries, Inc. *	64,900	877,448
Granite Construction, Inc.	108,700	3,026,208
Great Lakes Dredge & Dock Co.	156,000	1,155,960
H&E Equipment Services, Inc. *	27,300	526,890
Harsco Corp.	31,800	709,140
Kadant, Inc. *	30,000	776,100
Lydall, Inc. *	47,100	496,905
Moog, Inc., Class A *	61,500	2,599,605
NACCO Industries, Inc., Class A	25,700	2,916,179
NCI Building Systems, Inc. *	62,100	744,579
Pike Electric Corp. *	28,000	230,160
Primoris Services Corp.	68,000	980,560
Sauer-Danfoss, Inc.	52,100	2,256,451
Thermon Group Holdings, Inc. *	19,800	439,956
TriMas Corp. *	91,000	2,002,910
Xerium Technologies, Inc. *	60,200	282,940

		36,665,072

46 See financial notes

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Commercial & Professional Supplies 2.5%
Clean Harbors, Inc. *	7,300	498,152
Consolidated Graphics, Inc. *	41,900	1,675,581
EnergySolutions, Inc. *	240,700	1,013,347
Franklin Covey Co. *	2,300	21,367
G&K Services, Inc., Class A	44,400	1,458,984
Hudson Highland Group, Inc. *	20,400	110,976
Insperity, Inc.	46,100	1,257,147
Intersections, Inc.	35,200	423,456
Kelly Services, Inc., Class A	45,600	637,944
RPX Corp. *	20,100	347,328
Steelcase, Inc., Class A	119,000	1,028,160
Sykes Enterprises, Inc. *	47,100	746,535
Viad Corp.	32,800	593,024

		9,812,001

Consumer Durables & Apparel 4.2%
Arctic Cat, Inc. *	26,200	1,159,088
Brunswick Corp.	133,600	3,512,344
CSS Industries, Inc.	15,300	292,995
Ethan Allen Interiors, Inc.	49,800	1,155,360
Helen of Troy Ltd. *	11,200	387,520
Jarden Corp.	40,100	1,681,393
La-Z-Boy, Inc. *	137,600	2,073,632
Leapfrog Enterprises, Inc. *	127,300	1,188,982
Libbey, Inc. *	74,600	1,064,542
Movado Group, Inc.	65,900	1,868,265
Oxford Industries, Inc.	25,800	1,238,142
Sealy Corp. (a)*	118,100	243,286
Smith & Wesson Holding Corp. *	94,700	781,275

		16,646,824

Consumer Services 3.8%
Biglari Holdings, Inc. *	4,900	1,991,017
Churchill Downs, Inc.	9,600	569,856
Coinstar, Inc. (a)*	50,300	3,158,337
Denny’s Corp. *	33,600	139,104
DineEquity, Inc. *	8,600	417,788
Mac-Gray Corp.	4,000	59,600
Multimedia Games Holding Co., Inc. *	185,300	2,105,008
Service Corp. International	135,000	1,563,300
Shuffle Master, Inc. *	72,900	1,288,143
Six Flags Entertainment Corp.	13,500	646,785
Steiner Leisure Ltd. *	31,700	1,488,632
Town Sports International Holdings, Inc. *	139,083	1,783,044

		15,210,614

Diversified Financials 2.4%
Calamos Asset Management, Inc., Class A	80,300	1,037,476
Edelman Financial Group, Inc.	19,900	175,717
Gain Capital Holdings, Inc.	71,300	365,769
Interactive Brokers Group, Inc., Class A	159,100	2,413,547
Investment Technology Group, Inc. *	39,300	400,860
Janus Capital Group, Inc.	329,600	2,498,368
Marlin Business Services, Inc.	4,900	71,932
Nelnet, Inc., Class A	37,388	965,358
Oppenheimer Holdings, Inc., Class A	6,300	107,478
Piper Jaffray Cos., Inc. *	19,100	463,175
Pzena Investment Management, Inc., Class A	6,100	35,929
SWS Group, Inc.	154,600	871,944

		9,407,553

Energy 9.5%
Alon USA Energy, Inc.	138,400	1,251,136
ATP Oil & Gas Corp. (a)*	123,500	933,660
Basic Energy Services, Inc. *	26,800	385,920
Bristow Group, Inc.	27,600	1,348,260
Callon Petroleum Co. *	116,300	675,703
Crosstex Energy, Inc.	109,500	1,631,550
Energy Partners Ltd. *	54,400	885,632
Energy XXI (Bermuda) Ltd. *	101,800	3,835,824
Global Geophysical Services, Inc. *	24,300	232,551
GulfMark Offshore, Inc., Class A *	24,100	1,160,897
Helix Energy Solutions Group, Inc. *	190,900	3,896,269
Isramco, Inc. *	500	46,395
Key Energy Services, Inc. *	32,000	405,120
Matrix Service Co. *	15,200	207,480
Mitcham Industries, Inc. *	5,600	133,056
Parker Drilling Co. *	379,000	1,959,430
Pioneer Drilling Co. *	204,700	1,613,036
REX American Resources Corp. *	15,400	427,196
SEACOR Holdings, Inc. *	7,400	687,682
SemGroup Corp., Class A *	102,400	3,256,320
Stone Energy Corp. *	86,500	2,426,325
Targa Resources Corp.	64,000	3,077,760
Teekay Offshore Partners L.P.	90,900	2,673,369
VAALCO Energy, Inc. *	79,000	716,530
W&T Offshore, Inc.	121,600	2,404,032
Western Refining, Inc.	75,900	1,445,895

		37,717,028

Food & Staples Retailing 0.3%
Rite Aid Corp. *	758,200	1,099,390

Food, Beverage & Tobacco 2.0%
Coca-Cola Bottling Co. Consolidated	23,200	1,488,280
Dean Foods Co. *	228,300	2,803,524
Farmer Brothers Co. *	11,100	101,010
The Hain Celestial Group, Inc. *	11,700	553,410
Universal Corp.	61,900	2,836,877

		7,783,101

Health Care Equipment & Services 3.5%
Air Methods Corp. *	5,300	445,783
Align Technology, Inc. *	19,100	605,661
Alliance HealthCare Services, Inc. *	69,100	94,667
Analogic Corp.	7,500	511,575
ArthroCare Corp. *	22,600	564,096
Cantel Medical Corp.	55,350	1,299,618
Centene Corp. *	38,100	1,508,379
CONMED Corp.	14,700	420,273
CryoLife, Inc. *	46,100	243,869
Cyberonics, Inc. *	14,100	540,030
Greatbatch, Inc. *	28,300	659,107

See financial notes 47

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Invacare Corp.	18,000	285,300
Molina Healthcare, Inc. *	83,200	2,134,080
National Healthcare Corp.	16,600	756,960
NuVasive, Inc. *	18,500	306,545
Providence Service Corp. *	11,700	164,502
RTI Biologics, Inc. *	208,300	729,050
Sun Healthcare Group, Inc. *	96,700	699,141
Symmetry Medical, Inc. *	19,600	139,356
Team Health Holdings, Inc. *	23,000	495,420
Thoratec Corp. *	22,700	790,187
West Pharmaceutical Services, Inc.	10,800	484,920

		13,878,519

Household & Personal Products 0.5%
Elizabeth Arden, Inc. *	48,100	1,874,938

Insurance 2.7%
American Equity Investment Life Holding Co.	90,900	1,114,434
American Financial Group, Inc.	39,100	1,521,772
First American Financial Corp.	155,700	2,607,975
Maiden Holdings Ltd.	77,900	646,570
National Financial Partners Corp. *	141,700	2,090,075
Primerica, Inc.	22,600	592,798
ProAssurance Corp.	23,200	2,043,688

		10,617,312

Materials 5.6%
AEP Industries, Inc. *	18,000	627,660
Boise, Inc.	52,400	400,336
Buckeye Technologies, Inc.	83,900	2,719,199
Coeur d’Alene Mines Corp. *	113,700	2,450,235
Commercial Metals Co.	45,200	668,056
Georgia Gulf Corp. *	51,900	1,839,855
Graphic Packaging Holding Co. *	204,100	1,091,935
Handy & Harman Ltd. *	21,100	305,317
KapStone Paper & Packaging Corp. *	19,100	344,946
Koppers Holdings, Inc.	46,000	1,788,480
Minerals Technologies, Inc.	42,800	2,871,880
Neenah Paper, Inc.	101,400	2,895,984
Omnova Solutions, Inc. *	21,000	164,640
P.H. Glatfelter Co.	75,100	1,170,058
Rockwood Holdings, Inc. *	32,900	1,820,686
Spartech Corp. *	27,900	136,152
Tredegar Corp.	53,500	928,225
Verso Paper Corp. *	6,700	11,055

		22,234,699

Media 1.0%
AH Belo Corp., Class A	25,000	110,250
Entravision Communications Corp., Class A	35,900	56,363
Fisher Communications, Inc. *	16,500	541,035
Journal Communications, Inc., Class A *	78,800	330,172
LIN TV Corp., Class A *	95,300	376,435
Scholastic Corp.	66,200	2,022,410
The E.W. Scripps Co., Class A *	74,600	683,336

		4,120,001

Pharmaceuticals, Biotechnology & Life Sciences 6.5%
Acorda Therapeutics, Inc. *	38,100	961,644
Albany Molecular Research, Inc. *	54,300	173,217
AMAG Pharmaceuticals, Inc. *	23,200	363,312
Bio-Rad Laboratories, Inc., Class A *	12,000	1,295,880
Cambrex Corp. *	218,700	1,417,176
Charles River Laboratories International, Inc. *	75,700	2,689,621
Enzo Biochem, Inc. *	51,800	141,932
MEDTOX Scientific, Inc. *	9,400	207,740
Momenta Pharmaceuticals, Inc. *	90,900	1,443,492
Myriad Genetics, Inc. *	69,300	1,802,493
Obagi Medical Products, Inc. *	37,200	488,064
Orexigen Therapeutics, Inc. *	587,600	2,056,600
Par Pharmaceutical Cos., Inc. *	77,500	3,281,350
PAREXEL International Corp. *	121,500	3,273,210
PerkinElmer, Inc.	19,900	549,240
POZEN, Inc. *	58,700	390,942
Progenics Pharmaceuticals, Inc. *	150,400	1,652,896
SciClone Pharmaceuticals, Inc. *	52,800	316,272
The Medicines Co. *	125,900	2,781,131
ViroPharma, Inc. *	30,400	661,200

		25,947,412

Real Estate 7.0%
Acadia Realty Trust	20,700	479,826
Apartment Investment & Management Co., Class A	39,600	1,075,140
CapLease, Inc.	113,700	471,855
CBL & Associates Properties, Inc.	191,100	3,560,193
Coresite Realty Corp.	11,500	286,465
DCT Industrial Trust, Inc.	547,700	3,247,861
Extra Space Storage, Inc.	82,100	2,491,735
First Industrial Realty Trust, Inc. *	248,900	3,071,426
Kite Realty Group Trust	51,500	263,165
LaSalle Hotel Properties	123,100	3,620,371
Mission West Properties, Inc.	52,700	462,706
Pennsylvania Real Estate Investment Trust	198,800	2,801,092
RLJ Lodging Trust	11,300	212,214
Strategic Hotels & Resorts, Inc. *	399,200	2,718,552
Sunstone Hotel Investors, Inc. *	304,200	3,102,840

		27,865,441

Retailing 7.0%
Aaron’s, Inc.	45,200	1,228,084
ANN, Inc. *	108,900	3,015,441
Ascena Retail Group, Inc. *	166,200	3,403,776
Bebe Stores, Inc.	88,300	724,060
Build-A-Bear Workshop, Inc. *	9,600	43,296
Charming Shoppes, Inc. *	485,400	2,863,860
Core-Mark Holding Co., Inc.	21,200	818,320
Cost Plus, Inc. *	49,500	958,815
Dillard’s, Inc., Class A	7,300	471,288
Group 1 Automotive, Inc.	49,100	2,841,908
Kirkland’s, Inc. *	39,300	575,352
Office Depot, Inc. *	59,300	180,272
Orbitz Worldwide, Inc. *	167,400	611,010
Pier 1 Imports, Inc.	179,300	3,080,374

48 See financial notes

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Rent-A-Center, Inc.	90,400	3,092,584
Saks, Inc. *	286,200	3,136,752
Systemax, Inc. *	14,400	247,248
VOXX International Corp. *	31,100	394,659

		27,687,099

Semiconductors & Semiconductor Equipment 1.6%
Entegris, Inc. *	156,400	1,384,140
Fairchild Semiconductor International, Inc. *	40,400	572,468
IXYS Corp. *	13,500	168,210
LTX-Credence Corp. *	110,300	761,070
MKS Instruments, Inc.	31,400	868,210
Photronics, Inc. *	264,500	1,637,255
Standard Microsystems Corp. *	15,900	421,032
Tessera Technologies, Inc. *	38,200	597,448

		6,409,833

Software & Services 10.9%
ACI Worldwide, Inc. *	55,100	2,196,286
Acxiom Corp. *	217,800	2,990,394
AOL, Inc. *	38,700	969,048
CACI International, Inc., Class A *	52,500	3,209,325
Convergys Corp. *	221,000	2,954,770
CoreLogic, Inc. *	98,600	1,646,620
CSG Systems International, Inc. *	61,100	879,840
DST Systems, Inc.	8,600	481,428
Earthlink, Inc.	2,200	17,864
Euronet Worldwide, Inc. *	145,800	3,153,654
Heartland Payment Systems, Inc.	44,600	1,358,962
iGATE Corp. *	83,000	1,615,180
InfoSpace, Inc. *	17,000	189,210
JDA Software Group, Inc. *	83,200	2,402,816
MAXIMUS, Inc.	69,100	3,057,675
Mentor Graphics Corp. *	218,200	3,152,990
MoneyGram International, Inc. *	123,624	2,081,828
Monotype Imaging Holdings, Inc. *	65,000	922,350
NetScout Systems, Inc. *	26,100	540,009
Support.com, Inc. *	34,200	124,146
TeleTech Holdings, Inc. *	90,300	1,368,045
The Hackett Group, Inc. *	27,500	157,025
TIBCO Software, Inc. *	19,700	648,130
TNS, Inc. *	122,700	2,503,080
Unisys Corp. *	175,940	3,283,041
United Online, Inc.	106,700	505,758
VASCO Data Security International, Inc. *	22,800	177,612
Websense, Inc. *	27,500	570,350

		43,157,436

Technology Hardware & Equipment 3.7%
Black Box Corp.	7,600	171,836
Electro Scientific Industries, Inc.	22,500	320,850
Electronics for Imaging, Inc. *	57,600	1,028,160
Extreme Networks, Inc. *	82,600	316,358
FEI Co. *	21,300	1,068,621
Insight Enterprises, Inc. *	132,600	2,693,106
Itron, Inc. *	19,300	787,440
Ixia *	78,800	992,880
KEMET Corp. *	21,800	185,518
LeCroy Corp. *	7,400	76,516
MTS Systems Corp.	29,300	1,405,521
Newport Corp. *	37,200	635,004
Plexus Corp. *	18,500	598,845
Quantum Corp. *	156,500	372,470
Radisys Corp. *	65,400	415,290
Richardson Electronics Ltd.	25,800	325,338
Sanmina-SCI Corp. *	103,400	920,260
Symmetricom, Inc. *	74,300	413,108
Vishay Intertechnology, Inc. *	170,600	1,914,132
Zygo Corp. *	5,300	104,887

		14,746,140

Telecommunication Services 1.0%
Cbeyond, Inc. *	42,200	271,346
Cogent Communications Group, Inc. *	65,700	1,230,561
IDT Corp., Class B	170,500	1,435,610
Premiere Global Services, Inc. *	116,000	1,038,200

		3,975,717

Transportation 2.5%
Alaska Air Group, Inc. *	80,400	2,717,520
AMERCO	10,100	1,014,444
Arkansas Best Corp.	23,800	365,092
Avis Budget Group, Inc. *	153,000	2,013,480
Con-way, Inc.	15,200	494,000
International Shipholding Corp.	21,400	452,824
Park-Ohio Holdings Corp. *	15,500	334,645
RailAmerica, Inc. *	7,250	168,055
Republic Airways Holdings, Inc. *	52,900	269,261
US Airways Group, Inc. *	212,300	2,178,198

		10,007,519

Utilities 3.0%
NorthWestern Corp.	36,900	1,310,688
PNM Resources, Inc.	166,300	3,119,788
Portland General Electric Co.	127,800	3,301,074
Southwest Gas Corp.	74,100	3,113,682
Unisource Energy Corp.	34,100	1,241,240

		12,086,472

Total Common Stock
(Cost $341,237,443)		388,296,327

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.2% of net assets

Time Deposits 2.1%
Bank of America
0.03%, 05/01/12	8,299,204	8,299,204

See financial notes 49

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.08%, 06/14/12 (b)(c)	400,000	399,961
0.05%, 06/14/12 (b)(c)	40,000	39,998

		439,959

Total Short-Term Investments
(Cost $8,739,163)		8,739,163

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.6% of net assets

Wells Fargo Advantage Government Money Market Fund	2,414,793	2,414,793

Total Collateral Invested for Securities on Loan
(Cost $2,414,793)		2,414,793

End of Collateral Invested for Securities on Loan

At 04/30/12, the tax basis cost of the fund’s investments was $350,401,797 and the unrealized appreciation and depreciation were $56,711,670 and ($10,077,977), respectively, with a net unrealized appreciation of $46,633,693.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	The rate shown is the purchase yield.

In addition to the above, the fund held the following at 04/30/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

Russell 2000 Index, mini, Long, expires 06/15/12	50	4,074,500	73,662

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$388,296,327	$—	$—	$388,296,327
Short-Term Investments(a)	—	8,739,163	—	8,739,163

Total	$388,296,327	$8,739,163	$—	$397,035,490

Other Financial Instruments
Collateral Invested for Securities on Loan	$2,414,793	$—	$—	$2,414,793
Futures Contract*	73,662	—	—	73,662

*	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2012.

50 See financial notes

 Schwab Small-Cap Equity Fund

Statement of
Assets and Liabilities
As of April 30, 2012; unaudited

Assets

Investments, at value (cost $349,976,606) including securities on loan of $2,339,167		$397,035,490
Collateral invested for securities on loan		2,414,793
Receivables:
Investments sold		5,850
Fund shares sold		252,320
Dividends		216,808
Income from securities on loan		15,086
Interest		7
Prepaid expenses	+	2,864

Total assets		399,943,218

Liabilities

Collateral held for securities on loan		2,414,793
Payables:
Investment adviser and administrator fees		26,569
Shareholder service fees		6,122
Fund shares redeemed		233,277
Due to brokers for futures		44,500
Accrued expenses	+	43,542

Total liabilities		2,768,803

Net Assets

Total assets		399,943,218
Total liabilities	−	2,768,803

Net assets		$397,174,415

Net Assets by Source
Capital received from investors		384,749,539
Net investment income not yet distributed		127,259
Net realized capital losses		(34,883,251)
Net unrealized capital gains		47,180,868

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$397,174,415		23,074,803		$17.21

See financial notes 51

 Schwab Small-Cap Equity Fund

Statement of
Operations
For November 1, 2011 through April 30, 2012; unaudited

Investment Income

Dividends		$2,373,931
Interest		1,272
Securities on loan	+	74,414

Total investment income		2,449,617

Expenses

Investment adviser and administrator fees		1,445,989
Shareholder service fees		438,839
Registration fees		30,075
Portfolio accounting fees		20,667
Shareholder reports		18,542
Professional fees		17,363
Transfer agent fees		10,554
Custodian fees		7,553
Trustees’ fees		3,800
Other expenses	+	3,531

Total expenses		1,996,913
Expense reduction by CSIM and its affiliates	−	14,024

Net expenses	−	1,982,889

Net investment income		466,728

Realized and Unrealized Gains (Losses)

Net realized gains on investments		12,684,518
Net realized gains on futures contracts	+	1,417,269

Net realized gains		14,101,787
Net unrealized gains on investments		32,926,602
Net unrealized losses on futures contracts	+	(401,734)

Net unrealized gains	+	32,524,868

Net realized and unrealized gains		46,626,655

Increase in net assets resulting from operations		$47,093,383

52 See financial notes

 Schwab Small-Cap Equity Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/11-4/30/12			11/1/10-10/31/11
Net investment income (loss)		$466,728	($107,754)
Net realized gains		14,101,787	42,777,267
Net unrealized gains (losses)	+	32,524,868	(15,822,877)

Increase in net assets from operations		47,093,383	26,846,636

Distributions to Shareholders

Distributions from net investment income		($177,045)	$—

Transactions in Fund Shares

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		10,510,777	$156,226,188	2,170,598	$33,586,870
Shares reinvested		3,977	61,875	—	—
Shares redeemed	+	(1,947,028)	(32,430,918)	(3,345,626)	(52,956,292)

Net transactions in fund shares		8,567,726	$123,857,145	(1,175,028)	($19,369,422)

Shares Outstanding and Net Assets

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		14,507,077	$226,400,932	15,682,105	$218,923,718
Total increase or decrease	+	8,567,726	170,773,483	(1,175,028)	7,477,214

End of period		23,074,803	$397,174,415	14,507,077	$226,400,932

Net investment income not yet distributed/(Distributions in excess of net investment income)			$127,259		($162,424)

See financial notes 53

Schwab Hedged Equity Fund™

Financial Statements

Financial Highlights

	11/1/11–		11/1/10–	11/1/09–	11/1/08–	11/1/07–	11/1/06–
	4/30/12*		10/31/11	10/31/10	10/31/09[1]	10/31/08	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	15.32		14.79	13.45	12.55	16.39	15.98

Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.05)	(0.08)	(0.05)	(0.05)	0.14
Net realized and unrealized gains (losses)	0.86		0.58	1.42	0.96	(3.63)	0.36

Total from investment operations	0.82		0.53	1.34	0.91	(3.68)	0.50
Less distributions:
Distributions from net investment income	—		—	—	(0.01)	(0.16)	(0.09)

Total distributions	—		—	—	(0.01)	(0.16)	(0.09)

Net asset value at end of period	16.14		15.32	14.79	13.45	12.55	16.39

Total return (%)	5.35	[2]	3.58	9.96	7.28	(22.66)	3.11

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses (including dividend expense on short sales)	1.99	[3]	1.86	1.97	2.07 [4]	2.17 [5]	2.03 [5]
Net operating expenses (excluding dividend expense on short sales)	1.52	[3,6]	1.44 [7]	1.38 [6]	1.62 [4,6]	1.77	1.77
Gross operating expenses	2.03	[3]	1.88	1.99	2.29	2.19	2.04
Net investment income (loss)	(0.44)[3]		(0.25)	(0.54)	(0.41)	(0.17)	0.79
Portfolio turnover rate	61	[2]	98	115	169	138	72
Net assets, end of period ($ x 1,000,000)	215		236	329	306	343	948

* Unaudited.
1 Effective September 28, 2009, the Investor Shares class and the Select Shares class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Not annualized.
3 Annualized.
4 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.
5 The ratio of net operating expense would have been 2.02% and 2.16% for the periods ended 10/31/07 and 10/31/08, respectively, if interest expense had not been incurred.
6 The ratio of net operating expenses would have been 1.47% , 1.31% and 1.33% for the period ended 10/31/09, 10/31/10 and 04/30/12, respectively, if stock loan fees on short sales had not been incurred.
7 The ratio of net operating expenses would have been 1.33%, if stock loan fees on short sales and payment for state filing fees had not been included.

54 See financial notes

 Schwab Hedged Equity Fund

Portfolio Holdings as of April 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

95.8%		Common Stock	176,258,708	205,803,349
3.6%		Other Investment Company	7,825,888	7,825,888
0.3%		Short-Term Investments	474,960	474,960

99.7%		Total Investments	184,559,556	214,104,197
(34	.2)%	Short Sales	(73,925,667)	(73,359,808)
34.5%		Other Assets and Liabilities, Net		74,058,283

100.0%		Total Net Assets		214,802,672

	Number	Value
Security	of Shares	($)

Common Stock 95.8% of net assets

Automobiles & Components 0.3%
Ford Motor Co.	64,521	727,797

Banks 3.6%
Fifth Third Bancorp	78,998	1,124,142
KeyCorp	208,300	1,674,732
Regions Financial Corp.	248,600	1,675,564
SunTrust Banks, Inc.	13,534	328,605
Wells Fargo & Co. (a)	87,391	2,921,481

		7,724,524

Capital Goods 5.3%
AGCO Corp. *	34,373	1,600,751
Curtiss-Wright Corp.	43,600	1,538,644
General Electric Co.	54,905	1,075,040
Roper Industries, Inc.	6,500	662,350
Textron, Inc.	84,735	2,257,340
The Timken Co.	44,517	2,515,656
Wabtec Corp.	22,900	1,781,162

		11,430,943

Commercial & Professional Supplies 1.4%
Equifax, Inc.	13,800	632,316
Towers Watson & Co., Class A	37,626	2,460,740

		3,093,056

Consumer Durables & Apparel 3.4%
Brunswick Corp.	84,978	2,234,072
Harman International Industries, Inc.	40,000	1,983,200
Jarden Corp. (a)	7,711	323,322
Mohawk Industries, Inc. (a)*	38,020	2,548,100
Newell Rubbermaid, Inc.	12,600	229,320

		7,318,014

Consumer Services 2.4%
Brinker International, Inc.	86,426	2,719,826
H&R Block, Inc.	85,400	1,255,380
Penn National Gaming, Inc. (a)*	27,359	1,230,608

		5,205,814

Diversified Financials 3.7%
JPMorgan Chase & Co. (a)	80,812	3,473,300
SLM Corp. (a)	146,709	2,175,694
State Street Corp.	4,600	212,612
The NASDAQ OMX Group, Inc. (a)*	84,244	2,069,875

		7,931,481

Energy 9.3%
Chevron Corp.	32,596	3,473,430
Exxon Mobil Corp.	61,420	5,303,003
Hess Corp.	43,078	2,246,087
Marathon Oil Corp.	79,400	2,329,596
Murphy Oil Corp. (a)	44,653	2,454,575
Oceaneering International, Inc. (a)	24,501	1,264,987
Teekay Offshore Partners L.P.	27,100	797,011
Tesoro Corp. *	9,127	212,203
Valero Energy Corp. (a)	77,678	1,918,646

		19,999,538

Food & Staples Retailing 2.6%
Costco Wholesale Corp.	1,000	88,170
Harris Teeter Supermarkets, Inc.	12,904	489,965
Safeway, Inc. (a)	126,183	2,565,300
The Kroger Co. (a)	108,743	2,530,450

		5,673,885

Food, Beverage & Tobacco 6.3%
Bunge Ltd.	36,744	2,369,988
ConAgra Foods, Inc.	1,800	46,476
Constellation Brands, Inc., Class A (a)*	122,879	2,654,186
Corn Products International, Inc. (a)	44,649	2,547,672
Smithfield Foods, Inc. (a)*	109,403	2,293,087
Tyson Foods, Inc., Class A (a)	120,358	2,196,534
Universal Corp.	32,400	1,484,892

		13,592,835

Health Care Equipment & Services 1.5%
Henry Schein, Inc. *	4,100	314,634
McKesson Corp.	31,128	2,845,410
The Cooper Cos., Inc.	1,100	96,987

		3,257,031

Household & Personal Products 0.2%
Nu Skin Enterprises, Inc., Class A	7,600	405,080

See financial notes 55

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 2.3%
American Financial Group, Inc.	65,535	2,550,622
Principal Financial Group, Inc.	39,132	1,082,783
Reinsurance Group of America, Inc.	8,300	482,562
The Travelers Cos., Inc.	9,900	636,768
Torchmark Corp.	1,800	87,678

		4,840,413

Materials 5.5%
CF Industries Holdings, Inc.	944	182,249
Coeur d’Alene Mines Corp. *	42,400	913,720
International Paper Co. (a)	66,916	2,228,972
MeadWestvaco Corp. (a)	81,747	2,601,190
Minerals Technologies, Inc. (a)	38,946	2,613,277
PPG Industries, Inc.	20,072	2,112,377
Rockwood Holdings, Inc. *	19,828	1,097,281

		11,749,066

Media 1.3%
CBS Corp., Class B - Non Voting Shares (a)	83,342	2,779,456

Pharmaceuticals, Biotechnology & Life Sciences 7.0%
Agilent Technologies, Inc.	18,884	796,527
Bristol-Myers Squibb Co. (a)	66,464	2,217,904
Merck & Co., Inc.	43,700	1,714,788
Mylan, Inc. *	50,253	1,090,993
PerkinElmer, Inc. (a)	82,041	2,264,331
Pfizer, Inc. (a)	164,087	3,762,515
Watson Pharmaceuticals, Inc. (a)*	40,661	3,064,213

		14,911,271

Real Estate 2.7%
CBL & Associates Properties, Inc.	93,000	1,732,590
CBRE Group, Inc., Class A (a)*	69,178	1,301,238
Host Hotels & Resorts, Inc.	163,700	2,723,968

		5,757,796

Retailing 5.5%
Ascena Retail Group, Inc. *	115,000	2,355,200
Dillard’s, Inc., Class A	44,957	2,902,424
Foot Locker, Inc.	11,400	348,726
Macy’s, Inc.	67,321	2,761,507
PetSmart, Inc. (a)	43,852	2,554,817
Pier 1 Imports, Inc. (a)	56,337	967,870

		11,890,544

Semiconductors & Semiconductor Equipment 2.9%
Amkor Technology, Inc. *	154,276	797,607
Fairchild Semiconductor International, Inc. (a)*	120,810	1,711,878
LSI Corp. *	278,566	2,239,670
Micron Technology, Inc. *	208,354	1,373,053

		6,122,208

Software & Services 11.0%
ACI Worldwide, Inc. *	1,679	66,925
Activision Blizzard, Inc.	128,416	1,652,714
BMC Software, Inc. *	15,300	631,278
CA, Inc. (a)	112,506	2,972,409
Cadence Design Systems, Inc. (a)*	137,800	1,608,126
Computer Sciences Corp. (a)	916	25,703
Convergys Corp. (a)*	169,222	2,262,498
DST Systems, Inc.	45,439	2,543,675
IAC/InterActiveCorp	50,218	2,417,997
MAXIMUS, Inc. (a)	55,603	2,460,433
Symantec Corp. (a)*	124,425	2,055,501
Synopsys, Inc. (a)*	64,346	1,931,023
Total System Services, Inc.	124,600	2,930,592

		23,558,874

Technology Hardware & Equipment 7.9%
Apple, Inc. *	9,728	5,683,487
AVX Corp.	63,681	808,749
Brocade Communications Systems, Inc. (a)*	349,224	1,934,701
EchoStar Corp., Class A (a)*	56,967	1,654,891
Jabil Circuit, Inc.	38,188	895,509
NCR Corp. (a)*	114,249	2,684,851
Tech Data Corp. (a)*	41,545	2,234,705
Western Digital Corp. *	18,779	728,813
Xerox Corp.	47,342	368,321

		16,994,027

Telecommunication Services 1.9%
Telephone & Data Systems, Inc. (a)	71,820	1,744,508
Verizon Communications, Inc.	59,933	2,420,094

		4,164,602

Transportation 4.6%
Alaska Air Group, Inc. *	73,322	2,478,284
Delta Air Lines, Inc. *	271,300	2,973,448
FedEx Corp.	27,592	2,434,718
US Airways Group, Inc. *	188,000	1,928,880

		9,815,330

Utilities 3.2%
Ameren Corp. (a)	79,266	2,599,132
Portland General Electric Co.	41,000	1,059,030
Southwest Gas Corp. (a)	40,370	1,696,347
The AES Corp. (a)*	120,228	1,505,255

		6,859,764

Total Common Stock
(Cost $176,258,708)		205,803,349

56 See financial notes

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Other Investment Company 3.6% of net assets

Money Market Fund 3.6%
State Street Institutional U.S. Government Money Market Fund	7,825,888	7,825,888

Total Other Investment Company
(Cost $7,825,888)		7,825,888

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.3% of net assets

U.S. Treasury Obligations 0.3%
U.S. Treasury Bills
0.07%, 06/14/12 (b)(c)	325,000	324,974
0.08%, 06/14/12 (b)(c)	150,000	149,986

Total Short-Term Investments
(Cost $474,960)		474,960

End of Investments.

At 04/30/12, the tax basis cost of the fund’s investments was $184,768,156 and the unrealized appreciation and depreciation were $33,727,681 and ($4,391,640), respectively, with a net unrealized appreciation of $29,336,041.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for short sales.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	The rate shown is the purchase yield.

In addition to the above, the fund held the following at 04/30/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 06/15/12	96	6,689,280	49,542

See financial notes 57

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Short Sales 34.2% of net assets

Automobiles & Components 1.1%
Gentex Corp.	48,000	1,054,560
Johnson Controls, Inc.	8,900	284,533
Thor Industries, Inc.	32,291	1,092,405

		2,431,498

Banks 1.8%
BankUnited, Inc.	21,100	519,060
Capitol Federal Financial, Inc.	86,500	1,021,565
IBERIABANK Corp.	19,300	985,651
MGIC Investment Corp. *	6,400	22,144
New York Community Bancorp, Inc.	29,400	396,606
Valley National Bancorp	79,800	1,005,480

		3,950,506

Capital Goods 1.8%
GrafTech International Ltd. *	42,000	493,080
Joy Global, Inc.	8,500	601,545
MasTec, Inc. *	26,500	460,835
Rockwell Collins, Inc.	18,300	1,022,787
USG Corp. *	65,400	1,180,470

		3,758,717

Consumer Durables & Apparel 1.6%
Carter’s, Inc. *	14,400	781,920
Deckers Outdoor Corp. *	5,900	300,959
M.D.C. Holdings, Inc.	38,900	1,093,479
PulteGroup, Inc. *	122,500	1,205,400

		3,381,758

Consumer Services 0.2%
Chipotle Mexican Grill, Inc. *	800	331,320

Diversified Financials 0.6%
Greenhill & Co., Inc.	1,800	69,930
Leucadia National Corp.	5,900	146,674
T. Rowe Price Group, Inc.	16,500	1,041,397

		1,258,001

Energy 3.3%
Cabot Oil & Gas Corp.	31,100	1,092,854
Carrizo Oil & Gas, Inc. *	38,700	1,085,148
Continental Resources, Inc. *	12,100	1,079,925
Dril-Quip, Inc. *	15,400	1,037,806
Gulfport Energy Corp. *	7,600	199,196
Kodiak Oil & Gas Corp. *	95,784	847,688
Oasis Petroleum, Inc. *	32,400	1,071,468
Quicksilver Resources, Inc. *	151,100	710,170

		7,124,255

Food & Staples Retailing 0.6%
PriceSmart, Inc.	2,100	173,334
Sysco Corp.	35,300	1,020,170

		1,193,504

Food, Beverage & Tobacco 1.6%
General Mills, Inc.	100	3,889
Green Mountain Coffee Roasters, Inc. *	15,100	736,125
Reynolds American, Inc.	24,128	985,146
Sanderson Farms, Inc.	20,200	1,042,522
Snyders-Lance, Inc.	23,900	618,532

		3,386,214

Health Care Equipment & Services 0.4%
DexCom, Inc. *	90,800	888,932

Insurance 1.4%
MBIA, Inc. *	106,500	1,073,520
Old Republic International Corp.	98,800	983,060
Platinum Underwriters Holdings Ltd.	24,700	904,514

		2,961,094

Materials 4.0%
AK Steel Holding Corp.	41,900	310,898
Allied Nevada Gold Corp. *	31,600	925,564
Eagle Materials, Inc.	30,700	1,081,254
International Flavors & Fragrances, Inc.	17,100	1,029,591
Louisiana-Pacific Corp. *	125,900	1,139,395
Praxair, Inc.	8,900	1,029,730
Southern Copper Corp.	32,985	1,084,547
United States Steel Corp.	35,700	1,011,381
Walter Energy, Inc.	16,000	1,060,960

		8,673,320

Media 0.5%
DreamWorks Animation SKG, Inc., Class A *	58,100	1,046,381

Pharmaceuticals, Biotechnology & Life Sciences 1.4%
Human Genome Sciences, Inc. *	50,600	744,326
Regeneron Pharmaceuticals, Inc. *	7,300	987,398
Theravance, Inc. *	12,387	268,055
Vertex Pharmaceuticals, Inc. *	27,000	1,038,960

		3,038,739

Real Estate 0.4%
DuPont Fabros Technology, Inc.	30,200	819,930

Retailing 2.1%
CarMax, Inc. *	32,300	997,101
Guess?, Inc.	34,600	1,013,088
Shutterfly, Inc. *	11,000	342,320
The Buckle, Inc.	22,300	1,029,814
Urban Outfitters, Inc. *	35,800	1,036,768

		4,419,091

58 See financial notes

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Semiconductors & Semiconductor Equipment 1.1%
Cavium, Inc. *	24,500	716,870
Cree, Inc. *	34,000	1,050,600
MEMC Electronic Materials, Inc. *	172,800	620,352

		2,387,822

Software & Services 4.3%
Ariba, Inc. *	29,100	1,111,620
Concur Technologies, Inc. *	18,500	1,046,360
LinkedIn Corp., Class A *	7,100	769,995
MicroStrategy, Inc., Class A *	7,100	992,438
NetSuite, Inc. *	21,300	945,294
Pegasystems, Inc.	26,700	992,973
QLIK Technologies, Inc. *	33,400	962,254
ServiceSource International, Inc. *	67,900	1,125,782
TiVo, Inc. *	27,000	291,330
WebMD Health Corp. *	6,800	154,700
Zynga, Inc. *	111,600	930,744

		9,323,490

Technology Hardware & Equipment 3.2%
Acme Packet, Inc. *	38,200	1,072,274
Aruba Networks, Inc. *	52,900	1,117,248
Ciena Corp. *	65,600	972,192
Fusion-io, Inc. *	38,400	984,960
IPG Photonics Corp. *	1,900	91,960
Loral Space & Communications, Inc.	7,000	434,350
National Instruments Corp.	10,600	288,320
SanDisk Corp. *	20,800	769,808
Universal Display Corp. *	26,300	1,182,711

		6,913,823

Transportation 2.8%
Atlas Air Worldwide Holdings, Inc. *	22,700	1,045,335
C.H. Robinson Worldwide, Inc.	15,400	919,996
Heartland Express, Inc.	72,600	1,004,058
Hub Group, Inc., Class A *	28,800	1,008,000
J.B. Hunt Transport Services, Inc.	3,000	165,990
Kirby Corp. *	12,800	849,536
Spirit Airlines, Inc. *	44,900	1,078,498

		6,071,413

Total Short Sales
(Proceeds $73,925,667)		73,359,808

End of Short Sale Positions.

*	Non-income producing security

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2012 (see financial note 2(a) for additional information):

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$205,803,349	$—	$—	$205,803,349
Other Investment Company(a)	7,825,888	—	—	7,825,888
Short-Term Investments(a)	—	474,960	—	474,960

Total	$213,629,237	$474,960	$—	$214,104,197

Other Financial Instruments
Futures Contracts*	$49,542	$—	$—	$49,542

Liabilities Valuation Input

Other Financial Instruments
Short Sales(a)	($73,359,808)	$—	$—	($73,359,808)

*	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2012.

See financial notes 59

 Schwab Hedged Equity Fund

Statement of
Assets and Liabilities
As of April 30, 2012; unaudited

Assets

Investments, at value (cost $184,559,556)		$214,104,197
Deposits with broker for short sales		73,931,713
Receivables:
Fund shares sold		211,147
Dividends		138,713
Interest		97
Prepaid expenses	+	6,329

Total assets		288,392,196

Liabilities

Securities sold short, at value (proceeds $73,925,667)		73,359,808
Payables:
Investment adviser and administrator fees		17,986
Shareholder service fees		5,090
Fund shares redeemed		137,945
Due to brokers for futures		23,520
Dividends on short sales		7,736
Accrued expenses	+	37,439

Total liabilities		73,589,524

Net Assets

Total assets		288,392,196
Total liabilities	−	73,589,524

Net assets		$214,802,672

Net Assets by Source
Capital received from investors		196,285,861
Net investment loss		(485,182)
Net realized capital losses		(11,160,447)
Net unrealized capital gains		30,162,440

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$214,802,672		13,311,491		$16.14

60 See financial notes

 Schwab Hedged Equity Fund

Statement of
Operations
For November 1, 2011 through April 30, 2012; unaudited

Investment Income

Dividends		$1,718,140
Interest	+	2,139

Total investment income		1,720,279

Expenses

Investment adviser and administrator fees		1,163,259
Shareholder service fees		260,263
Dividends on short sales		526,803
Stock loan fees on short sales		205,768
Professional fees		24,816
Transfer agent fees		23,759
Portfolio accounting fees		18,955
Registration fees		12,199
Custodian fees		3,952
Shareholder reports		3,592
Trustees’ fees		2,372
Interest expense		60
Other expenses	+	3,831

Total expenses		2,249,629
Expense reduction by CSIM and its affiliates	−	44,167
Custody credits	−	1

Net expenses	−	2,205,461

Net investment loss		(485,182)

Realized and Unrealized Gains (Losses)

Net realized gains on investments		12,246,315
Net realized gains on futures contracts		846,280
Net realized losses on short sales	+	(5,927,881)

Net realized gains		7,164,714
Net unrealized gains on investments		11,564,824
Net unrealized losses on futures contracts		(104,887)
Net unrealized losses on short sales	+	(6,463,414)

Net unrealized gains	+	4,996,523

Net realized and unrealized gains		12,161,237

Increase in net assets resulting from operations		$11,676,055

See financial notes 61

 Schwab Hedged Equity Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/11-4/30/12			11/1/10-10/31/11
Net investment loss		($485,182)	($727,399)
Net realized gains		7,164,714	13,253,459
Net unrealized gains (losses)	+	4,996,523	(2,318,472)

Increase in net assets from operations		$11,676,055	$10,207,588

Transactions in Fund Shares

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,287,628	$20,338,163	3,890,847	$60,873,641
Shares redeemed	+	(3,357,940)	(52,835,754)	(10,766,228)	(164,542,266)

Net transactions in fund shares		(2,070,312)	($32,497,591)	(6,875,381)	($103,668,625)

Shares Outstanding and Net Assets

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		15,381,803	$235,624,208	22,257,184	$329,085,245
Total decrease	+	(2,070,312)	(20,821,536)	(6,875,381)	(93,461,037)

End of period		13,311,491	$214,802,672	15,381,803	$235,624,208

Net investment loss			($485,182)		$—

62 See financial notes

Schwab Financial Services Fund™

Financial Statements

Financial Highlights

	11/1/11–		11/1/10–	11/1/09–	11/1/08–	11/1/07–	11/1/06–
	4/30/12*		10/31/11	10/31/10	10/31/09	10/31/08	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	9.17		9.74	8.77	9.05	15.88	15.75

Income (loss) from investment operations:
Net investment income (loss)	0.05		0.05	0.04	0.08	0.18	0.18
Net realized and unrealized gains (losses)	1.28		(0.58)	0.99	(0.21)	(6.78)	0.25

Total from investment operations	1.33		(0.53)	1.03	(0.13)	(6.60)	0.43
Less distributions:
Distributions from net investment income	(0.05)		(0.04)	(0.06)	(0.15)	(0.21)	(0.11)
Distributions from net realized gains	—		—	—	—	(0.02)	(0.19)

Total distributions	(0.05)		(0.04)	(0.06)	(0.15)	(0.23)	(0.30)

Net asset value at end of period	10.45		9.17	9.74	8.77	9.05	15.88

Total return (%)	14.61	[1]	(5.51)	11.79	(1.10)	(42.08)	2.75

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.94	[2]	0.93 [3]	0.95 [4]	0.96 [5]	0.94	0.90
Gross operating expenses	1.11	[2]	1.06	1.04	0.99	0.94	0.90
Net investment income (loss)	0.97	[2]	0.45	0.37	0.91	1.56	1.06
Portfolio turnover rate	46	[1]	77	54	47	59	54
Net assets, end of period ($ x 1,000,000)	47		40	52	64	84	94

* Unaudited.
1 Not annualized.
2 Annualized.
3 The ratio of net operating expenses would have been 0.94%, if payment for state filing fees had not been included.
4 The ratio of net operating expenses would have been 0.94%, if certain non-routine expenses had not been incurred.
5 Effective July 1, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.

See financial notes 63

 Schwab Financial Services Fund

Portfolio Holdings as of April 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

97.7%		Common Stock	42,176,588	46,371,023
3.6%		Short-Term Investments	1,716,411	1,716,411

101.3%		Total Investments	43,892,999	48,087,434
(1	.3)%	Other Assets and Liabilities, Net		(637,701)

100.0%		Total Net Assets		47,449,733

	Number	Value
Security	of Shares	($)

Common Stock 97.7% of net assets

Banks 24.1%
1st Source Corp.	3,100	70,339
Banner Corp.	14,428	316,695
BB&T Corp.	17,400	557,496
Beneficial Mutual Bancorp, Inc. *	5,500	47,685
BOK Financial Corp.	2,100	119,763
Comerica, Inc.	2,800	89,656
Commerce Bancshares, Inc.	15,540	623,154
East West Bancorp, Inc.	21,400	487,278
Enterprise Financial Services Corp.	100	1,209
Fifth Third Bancorp	70,700	1,006,061
First Citizens BancShares, Inc., Class A	400	69,320
First Interstate BancSystem, Inc.	4,500	63,405
Heritage Commerce Corp. *	6,100	41,114
Home Bancorp, Inc. *	2,000	34,720
Huntington Bancshares, Inc.	31,300	209,397
KeyCorp	106,600	857,064
MainSource Financial Group, Inc.	15,700	183,533
PNC Financial Services Group, Inc.	7,100	470,872
Regions Financial Corp.	151,700	1,022,458
StellarOne Corp.	8,900	111,339
SunTrust Banks, Inc.	43,400	1,053,752
Synovus Financial Corp.	15,500	32,550
U.S. Bancorp	12,500	402,125
Virginia Commerce Bancorp, Inc. *	5,000	39,150
Washington Federal, Inc.	5,400	94,716
Wells Fargo & Co.	98,500	3,292,855
WesBanco, Inc.	2,600	53,248
Western Alliance Bancorp *	8,700	76,386

		11,427,340

Diversified Financials 33.5%
Affiliated Managers Group, Inc. *	8,300	943,046
American Express Co.	30,100	1,812,321
Bank of America Corp.	161,900	1,313,009
Calamos Asset Management, Inc., Class A	8,600	111,112
Capital One Financial Corp.	26,400	1,464,672
Citigroup, Inc.	45,250	1,495,060
Interactive Brokers Group, Inc., Class A	53,600	813,112
Jefferies Group, Inc.	3,800	60,534
JPMorgan Chase & Co.	78,300	3,365,334
Legg Mason, Inc.	11,100	289,377
Morgan Stanley	4,900	84,672
Northern Trust Corp.	3,400	161,806
Raymond James Financial, Inc.	23,100	845,922
SLM Corp.	56,900	843,827
State Street Corp.	27,900	1,289,538
SWS Group, Inc.	32,200	181,608
The NASDAQ OMX Group, Inc. *	33,100	813,267

		15,888,217

Insurance 25.6%
Aflac, Inc.	27,000	1,216,080
American Equity Investment Life Holding Co.	4,300	52,718
American Financial Group, Inc.	20,250	788,130
American National Insurance Co.	4,900	343,980
Assurant, Inc.	18,900	762,426
Axis Capital Holdings Ltd.	7,900	268,758
CNO Financial Group, Inc. *	6,700	48,709
Loews Corp.	26,400	1,085,832
MetLife, Inc.	44,800	1,614,144
Principal Financial Group, Inc.	34,600	957,382
Prudential Financial, Inc.	18,600	1,126,044
Reinsurance Group of America, Inc.	15,600	906,984
Stewart Information Services Corp.	9,900	145,728
Symetra Financial Corp.	44,800	544,768
The Travelers Cos., Inc.	21,000	1,350,720
Torchmark Corp.	19,000	925,490

		12,137,893

Real Estate 14.5%
Apartment Investment & Management Co., Class A	32,500	882,375
Camden Property Trust	5,500	372,185
CBL & Associates Properties, Inc.	6,800	126,684
First Industrial Realty Trust, Inc. *	61,400	757,676
Host Hotels & Resorts, Inc.	63,700	1,059,968
Kite Realty Group Trust	52,900	270,319
LaSalle Hotel Properties	23,500	691,135
Pennsylvania Real Estate Investment Trust	36,000	507,240
RLJ Lodging Trust	6,100	114,558
Simon Property Group, Inc.	7,037	1,094,957
Sunstone Hotel Investors, Inc. *	81,100	827,220
Thomas Properties Group, Inc.	43,700	213,256

		6,917,573

Total Common Stock
(Cost $42,176,588)		46,371,023

64 See financial notes

 Schwab Financial Services Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.6% of net assets

Time Deposits 3.4%
Bank of America
0.03%, 05/01/12	1,430,330	1,430,330
Citibank
0.03%, 05/01/12	201,089	201,089

		1,631,419

U.S. Treasury Obligations 0.2%
U.S. Treasury Bills
0.07%, 06/14/12 (a)(b)	10,000	9,999
0.08%, 06/14/12 (a)(b)	75,000	74,993

		84,992

Total Short-Term Investments
(Cost $1,716,411)		1,716,411

End of Investments.

At 04/30/12, the tax basis cost of the fund’s investments was $43,892,999 and the unrealized appreciation and depreciation were $4,992,908 and ($798,473), respectively, with a net unrealized appreciation of $4,194,435.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.

In addition to the above, the fund held the following at 04/30/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 06/15/12	7	487,760	12,615

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$46,371,023	$—	$—	$46,371,023
Short-Term Investments(a)	—	1,716,411	—	1,716,411

Total	$46,371,023	$1,716,411	$—	$48,087,434

Other Financial Instruments
Futures Contracts*	$12,615	$—	$—	$12,615

*	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2012.

See financial notes 65

 Schwab Financial Services Fund

Statement of
Assets and Liabilities
As of April 30, 2012; unaudited

Assets

Investments, at value (cost $43,892,999)		$48,087,434
Receivables:
Investments sold		3,278,316
Fund shares sold		229,147
Dividends		16,965
Interest		1
Prepaid expenses	+	1,128

Total assets		51,612,991

Liabilities

Payables:
Investments bought		4,103,484
Investment adviser and administrator fees		1,778
Shareholder service fees		3,033
Fund shares redeemed		33,381
Due to brokers for futures		1,715
Accrued expenses	+	19,867

Total liabilities		4,163,258

Net Assets

Total assets		51,612,991
Total liabilities	−	4,163,258

Net assets		$47,449,733

Net Assets by Source
Capital received from investors		79,693,115
Net investment income not yet distributed		88,274
Net realized capital losses		(36,545,478)
Net unrealized capital gains		4,213,822

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$47,449,733		4,539,510		$10.45

66 See financial notes

 Schwab Financial Services Fund

Statement of
Operations
For November 1, 2011 through April 30, 2012; unaudited

Investment Income

Dividends		$401,736
Interest		124
Securities on loan	+	17

Total investment income		401,877

Expenses

Investment adviser and administrator fees		113,428
Shareholder service fees		50,809
Portfolio accounting fees		17,542
Transfer agent fees		16,609
Professional fees		14,254
Registration fees		10,494
Shareholder reports		4,762
Trustees’ fees		2,951
Custodian fees		1,291
Other expenses	+	791

Total expenses		232,931
Expense reduction by CSIM and its affiliates	−	35,483

Net expenses	−	197,448

Net investment income		204,429

Realized and Unrealized Gains (Losses)

Net realized gains on investments		718,395
Net realized gains on futures contracts	+	31,722

Net realized gains		750,117
Net unrealized gains on investments		4,760,546
Net unrealized gains on futures contracts	+	12,615

Net unrealized gains	+	4,773,161

Net realized and unrealized gains		5,523,278

Increase in net assets resulting from operations		$5,727,707

See financial notes 67

 Schwab Financial Services Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/11-4/30/12			11/1/10-10/31/11
Net investment income		$204,429	$218,566
Net realized gains		750,117	343,656
Net unrealized gains (losses)	+	4,773,161	(2,420,332)

Increase (Decrease) in net assets from operations		5,727,707	(1,858,110)

Distributions to Shareholders

Distributions from net investment income		($224,748)	($200,494)

Transactions in Fund Shares

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		737,309	$7,363,256	944,737	$9,521,425
Shares reinvested		21,794	196,795	17,076	178,785
Shares redeemed	+	(610,719)	(5,868,792)	(1,921,163)	(19,499,334)

Net transactions in fund shares		148,384	$1,691,259	(959,350)	($9,799,124)

Shares Outstanding and Net Assets

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,391,126	$40,255,515	5,350,476	$52,113,243
Total increase or decrease	+	148,384	7,194,218	(959,350)	(11,857,728)

End of period		4,539,510	$47,449,733	4,391,126	$40,255,515

Net investment income not yet distributed			$88,274		$108,593

68 See financial notes

Schwab Health Care Fund™

Financial Statements

Financial Highlights

	11/1/11–		11/1/10–	11/1/09–	11/1/08–	11/1/07–	11/1/06–
	4/30/12*		10/31/11	10/31/10	10/31/09	10/31/08	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	17.29		15.48	13.41	12.55	17.08	15.05

Income (loss) from investment operations:
Net investment income (loss)	0.12		0.15	0.19	0.13	0.08	0.05
Net realized and unrealized gains (losses)	2.00		1.85	2.01	0.82	(4.46)	2.11

Total from investment operations	2.12		2.00	2.20	0.95	(4.38)	2.16
Less distributions:
Distributions from net investment income	(0.15)		(0.19)	(0.13)	(0.09)	(0.05)	—
Distributions from net realized gains	—		—	—	—	(0.10)	(0.13)

Total distributions	(0.15)		(0.19)	(0.13)	(0.09)	(0.15)	(0.13)

Net asset value at end of period	19.26		17.29	15.48	13.41	12.55	17.08

Total return (%)	12.34	[1]	13.00	16.49	7.65	(25.87)	14.49

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.82	[2]	0.81 [3]	0.82	0.83 [4]	0.82	0.82
Gross operating expenses	0.85	[2]	0.85	0.86	0.85	0.82	0.82
Net investment income (loss)	1.29	[2]	0.85	1.14	0.88	0.48	0.32
Portfolio turnover rate	28	[1]	24	37	36	50	34
Net assets, end of period ($ x 1,000,000)	464		414	410	430	545	834

* Unaudited.
1 Not annualized.
2 Annualized.
3 The ratio of net operating expenses would have been 0.82%, if payment for state filing fees and a voluntary reduction of Investment Adviser fees had not been included.
4 Effective July 1, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.

See financial notes 69

 Schwab Health Care Fund

Portfolio Holdings as of April 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

75.0%		Common Stock	277,204,244	348,189,940
20.1%		Foreign Common Stock	78,984,148	93,219,481
4.8%		Short-Term Investments	22,166,019	22,166,019

99.9%		Total Investments	378,354,411	463,575,440
0.7%		Collateral Invested for Securities on Loan	3,058,960	3,058,960
(0	.6)%	Other Assets and Liabilities, Net		(2,441,700)

100.0%		Total Net Assets		464,192,700

	Number	Value
Security	of Shares	($)

Common Stock 75.0% of net assets

Health Care Equipment & Services 25.3%
Aetna, Inc.	15,000	660,600
Alere, Inc. *	20,000	477,800
AmerisourceBergen Corp.	175,000	6,511,750
Boston Scientific Corp. *	1,663,000	10,410,380
CareFusion Corp. *	288,000	7,462,080
Centene Corp. *	39,000	1,544,010
CONMED Corp.	9,000	257,310
Cynosure, Inc., Class A *	17,000	351,390
DaVita, Inc. *	100,000	8,858,000
Greatbatch, Inc. *	115,000	2,678,350
Health Management Associates, Inc., Class A *	100,000	720,000
Henry Schein, Inc. *	102,000	7,827,480
Hill-Rom Holdings, Inc.	36,000	1,168,200
Hologic, Inc. *	455,000	8,699,600
ICU Medical, Inc. *	20,000	1,049,800
IDEXX Laboratories, Inc. *	5,000	439,650
Integra LifeSciences Holdings *	25,000	930,750
Invacare Corp.	135,000	2,139,750
LifePoint Hospitals, Inc. *	75,000	2,926,500
McKesson Corp.	85,000	7,769,850
MedAssets, Inc. *	161,000	2,030,210
Medtronic, Inc.	100,000	3,820,000
Omnicare, Inc.	15,000	522,600
RTI Biologics, Inc. *	81,000	283,500
Sirona Dental Systems, Inc. *	78,000	3,939,780
Stryker Corp.	50,000	2,728,500
Teleflex, Inc.	25,000	1,566,750
The Cooper Cos., Inc.	118,000	10,404,060
Thoratec Corp. *	25,000	870,250
UnitedHealth Group, Inc.	265,000	14,879,750
Wright Medical Group, Inc. *	130,000	2,421,900
Zimmer Holdings, Inc.	15,000	943,950

		117,294,500

Pharmaceuticals, Biotechnology & Life Sciences 49.7%
Abbott Laboratories	85,000	5,275,100
Acorda Therapeutics, Inc. *	62,000	1,564,880
Agilent Technologies, Inc.	39,000	1,645,020
AMAG Pharmaceuticals, Inc. *	46,000	720,360
Amgen, Inc.	275,000	19,555,250
Astex Pharmaceuticals *	108,000	190,080
Bio-Rad Laboratories, Inc., Class A *	20,000	2,159,800
Biogen Idec, Inc. *	109,000	14,607,090
Bristol-Myers Squibb Co.	640,000	21,356,800
Celgene Corp. *	184,000	13,417,280
Eli Lilly & Co.	350,000	14,486,500
Endo Pharmaceuticals Holdings, Inc. *	25,000	878,500
Forest Laboratories, Inc. *	163,000	5,677,290
Gilead Sciences, Inc. *	150,000	7,801,500
Life Technologies Corp. *	209,000	9,689,240
MAP Pharmaceuticals, Inc. *	141,000	1,807,620
Merck & Co., Inc.	532,000	20,875,680
Momenta Pharmaceuticals, Inc. *	100,000	1,588,000
Mylan, Inc. *	447,000	9,704,370
Myriad Genetics, Inc. *	256,000	6,658,560
Obagi Medical Products, Inc. *	34,000	446,080
Orexigen Therapeutics, Inc. *	32,000	112,000
Par Pharmaceutical Cos., Inc. *	229,000	9,695,860
PAREXEL International Corp. *	35,000	942,900
PerkinElmer, Inc.	133,000	3,670,800
Pfizer, Inc.	934,000	21,416,620
POZEN, Inc. *	37,000	246,420
Progenics Pharmaceuticals, Inc. *	45,000	494,550
Repligen Corp. *	18,000	79,380
Sucampo Pharmaceuticals, Inc., Class A *	13,000	108,160
The Medicines Co. *	75,000	1,656,750
Thermo Fisher Scientific, Inc.	85,000	4,730,250
United Therapeutics Corp. *	48,000	2,100,000
ViroPharma, Inc. *	186,000	4,045,500
Warner Chilcott plc, Class A *	555,000	12,071,250
Watson Pharmaceuticals, Inc. *	125,000	9,420,000

		230,895,440

Total Common Stock
(Cost $277,204,244)		348,189,940

Foreign Common Stock 20.1% of net assets

Australia 1.8%

Health Care Equipment & Services 0.2%
Cochlear Ltd.	10,000	681,082

Pharmaceuticals, Biotechnology & Life Sciences 1.6%
CSL Ltd.	196,000	7,463,779

		8,144,861

70 See financial notes

 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Belgium 0.3%

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
UCB S.A. (a)	25,000	1,169,007

Denmark 2.2%

Pharmaceuticals, Biotechnology & Life Sciences 2.2%
H. Lundbeck A/S	21,000	421,026
Novo Nordisk A/S, Class B	65,700	9,685,689

		10,106,715

France 2.8%

Pharmaceuticals, Biotechnology & Life Sciences 2.8%
Sanofi	170,000	12,984,907

Germany 0.6%

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Bayer AG - Reg’d (a)	26,000	1,832,061
Merck KGaA	10,000	1,099,199

		2,931,260

Israel 0.3%

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Teva Pharmaceutical Industries Ltd.	35,000	1,600,449

Japan 2.6%

Health Care Equipment & Services 0.0%
Fukuda Denshi Co., Ltd.	2,000	60,142

Pharmaceuticals, Biotechnology & Life Sciences 2.6%
Astellas Pharma, Inc.	90,000	3,650,003
Daiichi Sankyo Co., Ltd.	20,000	343,467
Dainippon Sumitomo Pharma Co., Ltd.	56,000	560,831
Eisai Co., Ltd.	78,000	3,048,502
Kyowa Hakko Kirin Co., Ltd.	404,000	4,246,614
Ono Pharmaceutical Co., Ltd.	5,000	283,102

		12,132,519

		12,192,661

Switzerland 5.5%

Health Care Equipment & Services 0.1%
Sonova Holding AG - Reg’d *	5,000	552,602

Pharmaceuticals, Biotechnology & Life Sciences 5.4%
Novartis AG - Reg’d	205,000	11,319,328
Roche Holding AG	74,400	13,597,381

		24,916,709

		25,469,311

United Kingdom 4.0%

Pharmaceuticals, Biotechnology & Life Sciences 4.0%
AstraZeneca plc	186,500	8,172,690
Genus plc	10,000	229,248
GlaxoSmithKline plc	400,000	9,240,593
Shire plc	30,000	977,779

		18,620,310

Total Foreign Common Stock
(Cost $78,984,148)		93,219,481

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 4.8% of net assets

Time Deposits 4.6%
Bank of America
0.03%, 05/01/12	13,959,764	13,959,764
Citibank
0.03%, 05/01/12	7,186,342	7,186,342

		21,146,106

U.S. Treasury Obligations 0.2%
U.S. Treasury Bills
0.03%, 06/14/12 (b)(c)	200,000	199,993
0.07%, 06/14/12 (b)(c)	20,000	19,998
0.08%, 06/14/12 (b)(c)	800,000	799,922

		1,019,913

Total Short-Term Investments
(Cost $22,166,019)		22,166,019

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.7% of net assets

Wells Fargo Advantage Government Money Market Fund	3,058,960	3,058,960

Total Collateral Invested for Securities on Loan
(Cost $3,058,960)		3,058,960

End of Collateral Invested for Securities on Loan.

At 04/30/12, the tax basis cost of the fund’s investments was $378,354,411 and the unrealized appreciation and depreciation were $90,854,864 and ($5,633,835), respectively, with a net unrealized appreciation of $85,221,029.

At 04/30/12, the values of certain foreign securities held by the fund aggregating $93,219,481 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2)

See financial notes 71

 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	The rate shown is the purchase yield.

Reg’d —	Registered

In addition to the above, the fund held the following at 04/30/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 06/15/12	245	17,071,600	293,174

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$348,189,940	$—	$—	$348,189,940
Foreign Common Stock
Australia(a)	—	8,144,861	—	8,144,861
Belgium(a)	—	1,169,007	—	1,169,007
Denmark(a)	—	10,106,715	—	10,106,715
France(a)	—	12,984,907	—	12,984,907
Germany(a)	—	2,931,260	—	2,931,260
Israel(a)	—	1,600,449	—	1,600,449
Japan(a)	—	12,192,661	—	12,192,661
Switzerland(a)	—	25,469,311	—	25,469,311
United Kingdom(a)	—	18,620,310	—	18,620,310
Short-Term Investments(a)	—	22,166,019	—	22,166,019

Total	$348,189,940	$115,385,500	$—	$463,575,440

Other Financial Instruments
Collateral Invested for Securities on Loan	$3,058,960	$—	$—	$3,058,960
Futures Contract*	293,174	—	—	293,174

*	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2012.

72 See financial notes

 Schwab Health Care Fund

Statement of
Assets and Liabilities
As of April 30, 2012; unaudited

Assets

Investments, at value (cost $378,354,411) including securities on loan of $2,848,677		$463,575,440
Foreign currency, at value (cost $47,946)		47,946
Collateral invested for securities on loan		3,058,960
Receivables:
Fund shares sold		550,353
Dividends		420,945
Foreign tax reclaims		212,784
Income from securities on loan		7,961
Interest		18
Prepaid expenses	+	7,941

Total assets		467,882,348

Liabilities

Collateral held for securities on loan		3,058,960
Payables:
Investment adviser and administrator fees		20,356
Shareholder service fees		22,868
Fund shares redeemed		484,614
Due to brokers for futures		60,025
Accrued expenses	+	42,825

Total liabilities		3,689,648

Net Assets

Total assets		467,882,348
Total liabilities	−	3,689,648

Net assets		$464,192,700

Net Assets by Source
Capital received from investors		356,558,656
Net investment income not yet distributed		2,768,113
Net realized capital gains		19,346,467
Net unrealized capital gains		85,519,464

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$464,192,700		24,099,127		$19.26

See financial notes 73

 Schwab Health Care Fund

Statement of
Operations
For November 1, 2011 through April 30, 2012; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $207,933)		$4,544,902
Interest		2,545
Securities on loan	+	7,961

Total investment income		4,555,408

Expenses

Investment adviser and administrator fees		1,163,022
Shareholder service fees		528,910
Transfer agent fees		46,419
Portfolio accounting fees		24,230
Professional fees		16,411
Registration fees		13,204
Shareholder reports		12,253
Custodian fees		7,615
Trustees’ fees		2,782
Other expenses	+	6,944

Total expenses		1,821,790
Expense reduction by CSIM and its affiliates	−	52,982

Net expenses	−	1,768,808

Net investment income		2,786,600

Realized and Unrealized Gains (Losses)

Net realized gains on investments		32,916,654
Net realized gains on futures contracts		1,794,137
Net realized losses on foreign currency transactions	+	(2,230)

Net realized gains		34,708,561
Net unrealized gains on investments		13,823,503
Net unrealized losses on futures contracts		(507,200)
Net unrealized losses on foreign currency translations	+	(2,401)

Net unrealized gains	+	13,313,902

Net realized and unrealized gains		48,022,463

Increase in net assets resulting from operations		$50,809,063

74 See financial notes

 Schwab Health Care Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/11-4/30/12			11/1/10-10/31/11
Net investment income		$2,786,600	$3,549,515
Net realized gains		34,708,561	29,312,204
Net unrealized gains	+	13,313,902	17,540,015

Increase in net assets from operations		50,809,063	50,401,734

Distributions to Shareholders

Distributions from net investment income		($3,529,101)	($4,837,988)

Transactions in Fund Shares

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,231,669	$40,539,032	3,540,237	$60,660,382
Shares reinvested		178,373	3,114,387	268,207	4,275,226
Shares redeemed	+	(2,238,672)	(40,532,448)	(6,338,786)	(106,395,149)

Net transactions in fund shares		171,370	$3,120,971	(2,530,342)	($41,459,541)

Shares Outstanding and Net Assets

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		23,927,757	$413,791,767	26,458,099	$409,687,562
Total increase or decrease	+	171,370	50,400,933	(2,530,342)	4,104,205

End of period		24,099,127	$464,192,700	23,927,757	$413,791,767

Net investment income not yet distributed			$2,768,113		$3,510,614

See financial notes 75

Schwab® International Core Equity Fund

Financial Statements

Financial Highlights

	11/1/11–		11/1/10–	11/1/09–		11/1/08–	5/30/08[2]–
	4/30/12*		10/31/11	10/31/10		10/31/09[1]	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	7.32		7.80	7.25		5.85	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.09		0.17	0.16		0.03	0.06
Net realized and unrealized gains (losses)	0.38		(0.46)	0.57		1.46	(4.21)

Total from investment operations	0.47		(0.29)	0.73		1.49	(4.15)
Less distributions:
Distributions from net investment income	(0.20)		(0.19)	(0.18)		(0.09)	—

Net asset value at end of period	7.59		7.32	7.80		7.25	5.85

Total return (%)	6.81	[3]	(3.89)	10.09		25.98	(41.50)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.86	[4]	0.80 [5]	0.87	[6]	0.86	0.86	[4]
Gross operating expenses	1.17	[4]	1.22	1.27		1.60	1.39	[4]
Net investment income (loss)	2.66	[4]	2.32	1.85		1.19	1.67	[4]
Portfolio turnover rate	53	[3]	86	91	[7]	94	56	[3]
Net assets, end of period ($ x 1,000,000)	65		60	53		37	3

* Unaudited.
1 Effective October 7, 2009, the Investor Shares class, the Select Shares class and the Institutional Shares class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2 Commencement of operations.
3 Not annualized.
4 Annualized.
5 The ratio of net operating expenses would have been 0.86%, if a voluntary reduction of Investment Adviser fees had not been included. (See financial note 4)
6 The ratio of net operating expenses would have been 0.86%, if certain non-routine expenses had not been incurred.
7 Portfolio turnover excludes the impact of investment activity resulting from a merger with another fund.

76 See financial notes

 Schwab International Core Equity Fund

Portfolio Holdings as of April 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.0%	Common Stock	58,770,057	63,443,945
0.0%	Preferred Stock	8,041	8,086
2.3%	Other Investment Companies	1,470,613	1,526,810

99.3%	Total Investments	60,248,711	64,978,841
0.7%	Other Assets and Liabilities, Net		446,699

100.0%	Net Assets		65,425,540

	Number	Value
Security	of Shares	($)

Common Stock 97.0% of net assets

Australia 7.7%

Automobiles & Components 0.3%
Fleetwood Corp. Ltd.	13,818	187,801

Capital Goods 0.8%
Emeco Holdings Ltd.	447,285	481,909

Diversified Financials 0.7%
Challenger Ltd.	99,231	409,081
Perpetual Ltd.	1,404	37,038

		446,119

Energy 1.0%
Beach Energy Ltd.	99,795	144,610
Woodside Petroleum Ltd.	14,566	526,756

		671,366

Health Care Equipment & Services 0.8%
Sigma Pharmaceuticals Ltd.	795,090	547,292

Materials 3.4%
BHP Billiton Ltd.	8,387	311,218
Grange Resources Ltd.	70,613	43,609
Iluka Resources Ltd.	25,409	443,855
OZ Minerals Ltd.	50,154	482,912
Rio Tinto Ltd.	6,138	419,992
St. Barbara Ltd. *	226,916	537,828

		2,239,414

Retailing 0.6%
Pacific Brands Ltd.	537,985	343,207
Wotif.com Holdings Ltd.	9,455	43,279

		386,486

Software & Services 0.1%
carsales.com Ltd.	11,012	65,646

		5,026,033

Austria 1.2%

Capital Goods 0.3%
Strabag SE - BR	8,296	222,064

Transportation 0.9%
Oesterreichische Post AG	15,840	561,857

		783,921

Belgium 0.0%

Food, Beverage & Tobacco 0.0%
Anheuser-Busch InBev N.V.	240	17,298

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A.	35	1,637

		18,935

Brazil 0.4%

Consumer Durables & Apparel 0.4%
Ez Tec Empreendimentos e Participacoes S.A.	24,900	274,976

Canada 1.3%

Banks 0.2%
National Bank of Canada	2,100	163,902

Capital Goods 0.4%
Aecon Group, Inc.	19,600	265,077
Toromont Industries Ltd.	600	13,447

		278,524

Food & Staples Retailing 0.5%
Alimentation Couche-Tard, Inc., Class B	1,000	43,377
The Jean Coutu Group (PJC), Inc., Class A	18,400	263,562

		306,939

Materials 0.2%
Inmet Mining Corp.	1,900	104,516

		853,881

China 1.4%

Banks 0.4%
China Citic Bank Corp. Ltd., Class H	385,000	243,944

Capital Goods 0.6%
Harbin Power Equipment Co., Ltd. *	204,000	211,811
Shanghai Electric Group Co., Ltd., Class H *	342,000	171,224

		383,035

Energy 0.2%
China Coal Energy Co., Ltd., Class H *	154,000	175,943

Materials 0.1%
Sinopec Yizheng Chemical Fibre Co., Ltd.	308,000	70,264

Real Estate 0.1%
Beijing Capital Land Ltd.	218,000	59,776

		932,962

See financial notes 77

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Denmark 1.3%

Pharmaceuticals, Biotechnology & Life Sciences 1.3%
Novo Nordisk A/S, Class B	5,852	862,719

Finland 1.6%

Capital Goods 1.0%
Wartsila Oyj	15,580	631,343

Technology Hardware & Equipment 0.6%
Nokia Oyj	113,048	409,427

		1,040,770

France 7.2%

Automobiles & Components 0.2%
Renault S.A.	3,480	158,308

Capital Goods 0.8%
Bouygues S.A.	14,773	403,060
Nexans S.A.	1,897	95,076

		498,136

Commercial & Professional Supplies 0.2%
Derichebourg S.A.	4,960	14,694
Societe BIC S.A.	1,175	129,430

		144,124

Consumer Durables & Apparel 1.0%
Hermes International	1,430	505,421
Nexity S.A.	4,480	127,579

		633,000

Energy 1.5%
Total S.A.	20,183	968,857

Pharmaceuticals, Biotechnology & Life Sciences 1.6%
Sanofi	13,811	1,054,909

Retailing 0.9%
PPR	3,358	561,960

Software & Services 0.8%
UbiSoft Entertainment S.A. *	78,382	540,328

Telecommunication Services 0.2%
Vivendi S.A.	7,131	131,899

		4,691,521

Germany 7.3%

Automobiles & Components 1.1%
Bayerische Motoren Werke AG	7,649	727,513

Capital Goods 0.8%
Bilfinger Berger SE	5,711	522,511

Health Care Equipment & Services 0.9%
Fresenius SE & Co KGaA	5,624	561,487

Materials 0.9%
BASF SE	6,876	566,123

Pharmaceuticals, Biotechnology & Life Sciences 2.1%
Bayer AG - Reg’d	12,215	860,716
Merck KGaA	4,779	525,307

		1,386,023

Semiconductors & Semiconductor Equipment 0.5%
Infineon Technologies AG	36,553	364,270

Software & Services 0.7%
SAP AG	7,266	481,834

Utilities 0.3%
RWE AG	3,994	171,690

		4,781,451

Hong Kong 3.3%

Energy 0.6%
CNOOC Ltd.	174,000	367,688

Materials 0.1%
China Vanadium Titano - Magnetite Mining Co Ltd. *	189,000	42,786

Real Estate 2.5%
Cheung Kong (Holdings) Ltd.	41,000	542,227
Midland Holdings Ltd.	682,000	341,998
Sino Land Co., Ltd.	90,000	154,381
Sun Hung Kai Properties Ltd.	49,000	586,917

		1,625,523

Utilities 0.1%
Power Assets Holdings Ltd.	12,500	93,324

		2,129,321

Israel 0.0%

Banks 0.0%
Israel Discount Bank, Class A *	16,959	21,993

Italy 1.6%

Energy 1.2%
Eni S.p.A.	34,705	771,138

Health Care Equipment & Services 0.0%
Sorin S.p.A. *	9,617	18,055

Telecommunication Services 0.4%
Telecom Italia S.p.A. *	231,155	262,242

		1,051,435

Japan 20.3%

Automobiles & Components 1.1%
Daihatsu Motor Co., Ltd.	8,000	151,015
Honda Motor Co., Ltd.	4,700	169,149
Toyota Motor Corp.	9,700	397,484

		717,648

Banks 4.7%
Aozora Bank Ltd.	164,000	420,624
Sumitomo Mitsui Financial Group, Inc.	23,100	739,172
Suruga Bank Ltd.	50,000	498,691
The Chiba Bank Ltd.	79,000	479,965
The Chugoku Bank Ltd.	36,000	454,905
The Shizuoka Bank Ltd.	49,000	512,771

		3,106,128

Capital Goods 2.6%
Mitsubishi Heavy Industries Ltd.	121,000	548,738

78 See financial notes

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
NEC Networks & System Integration Corp.	28,600	425,667
Shimizu Corp.	9,000	34,212
Taihei Kogyo Co., Ltd.	93,000	488,023
Taisei Corp.	77,000	195,581

		1,692,221

Consumer Durables & Apparel 0.7%
Namco Bandai Holdings, Inc.	33,300	476,147

Diversified Financials 2.5%
Acom Co., Ltd. *	3,430	73,752
Credit Saison Co., Ltd.	23,100	495,750
Jaccs Co., Ltd.	95,000	341,613
Mitsubishi UFJ Lease & Finance Co., Ltd.	11,150	463,259
ORIX Corp.	2,710	259,105

		1,633,479

Energy 0.8%
Inpex Corp.	83	548,008

Food, Beverage & Tobacco 3.1%
Ajinomoto Co., Inc.	45,000	580,781
Japan Tobacco, Inc.	114	631,524
Kewpie Corp.	33,300	499,528
Toyo Suisan Kaisha Ltd.	12,000	308,055

		2,019,888

Household & Personal Products 1.3%
Kao Corp.	21,800	584,138
Shiseido Co., Ltd.	14,100	246,850

		830,988

Media 0.7%
SKY Perfect JSAT Holdings, Inc.	1,038	452,070

Real Estate 0.7%
Nomura Real Estate Holdings, Inc.	24,600	430,037

Semiconductors & Semiconductor Equipment 0.7%
Nuflare Technology, Inc.	72	446,708

Software & Services 1.0%
Nihon Unisys Ltd.	86,500	649,714

Transportation 0.4%
Central Japan Railway Co.	31	257,366

		13,260,402

Mexico 0.4%

Materials 0.4%
Grupo Mexico S.A.B. de C.V., Series B	82,000	252,749

Netherlands 3.6%

Capital Goods 1.1%
European Aeronautic Defence & Space Co., N.V.	18,029	712,482

Food & Staples Retailing 0.8%
Koninklijke Ahold N.V.	41,427	525,809

Materials 0.4%
Koninklijke DSM N.V.	4,377	251,174

Semiconductors & Semiconductor Equipment 1.3%
ASML Holding N.V.	13,210	672,165
STMicroelectronics N.V.	35,340	203,482

		875,647

		2,365,112

New Zealand 0.4%

Telecommunication Services 0.4%
Telecom Corp. of New Zealand Ltd.	136,001	292,395

Republic of Korea 0.8%

Automobiles & Components 0.3%
Hyundai Motor Co.	430	101,510
Kia Motors Corp.	1,331	97,668

		199,178

Banks 0.4%
Korea Exchange Bank	34,140	258,186

Capital Goods 0.1%
Daelim Industrial Co., Ltd.	463	42,620

Household & Personal Products 0.0%
Amorepacific Group	58	14,578

		514,562

Singapore 0.8%

Real Estate 0.8%
UOL Group Ltd.	137,000	499,276

South Africa 0.9%

Materials 0.4%
Kumba Iron Ore Ltd.	3,666	259,621

Retailing 0.5%
Woolworths Holdings Ltd.	52,470	328,460

		588,081

Spain 1.8%

Capital Goods 0.6%
Ferrovial S.A.	37,157	414,344

Software & Services 0.4%
Amadeus IT Holding S.A., A Shares	13,096	268,100

Transportation 0.4%
Abertis Infraestructuras S.A.	15,555	240,937

Utilities 0.4%
Endesa S.A.	13,489	241,881

		1,165,262

Sweden 2.2%

Banks 0.9%
Svenska Handelsbanken AB, A Shares	18,888	611,373

Capital Goods 0.1%
Saab AB, Class B	5,141	85,501

Food, Beverage & Tobacco 0.1%
Swedish Match AB	1,194	48,639

Materials 0.9%
Billerud AB	11,737	113,630

See financial notes 79

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Boliden AB	28,492	458,175
Svenska Cellulosa AB, B Shares	489	7,752

		579,557

Real Estate 0.0%
Fabege AB	1,004	8,477

Retailing 0.1%
Bilia AB, A Shares	1,552	29,845

Software & Services 0.1%
Industrial & Financial Systems AB, B Shares	3,551	60,757

		1,424,149

Switzerland 7.5%

Capital Goods 0.9%
Geberit AG - Reg’d *	2,479	524,149
OC Oerlikon Corp. AG - Reg’d *	5,570	55,059

		579,208

Diversified Financials 0.7%
GAM Holding AG *	38,110	489,926

Food, Beverage & Tobacco 1.5%
Nestle S.A. - Reg’d	15,812	969,106

Insurance 0.9%
Swiss Re AG *	7,084	444,826
Zurich Financial Services AG *	627	153,617

		598,443

Pharmaceuticals, Biotechnology & Life Sciences 3.5%
Novartis AG - Reg’d	20,563	1,135,411
Roche Holding AG	6,242	1,140,791

		2,276,202

Transportation 0.0%
SAir Group (a)(b)*	30	—

		4,912,885

Taiwan 0.5%

Automobiles & Components 0.1%
China Motor Corp.	40,000	32,893

Technology Hardware & Equipment 0.4%
Asustek Computer, Inc.	32,000	321,458

		354,351

Thailand 0.5%

Real Estate 0.5%
LPN Development PCL	550,300	309,600

Turkey 1.1%

Automobiles & Components 0.2%
Ford Otomotiv Sanayi A/S	11,421	105,140

Banks 0.6%
Turkiye Halk Bankasi A/S	37,856	265,369
Turkiye Vakiflar Bankasi T.A.O., Class D	51,606	92,631

		358,000

Utilities 0.3%
Aygaz A.S.	48,506	224,557

		687,697

United Kingdom 21.9%

Banks 1.1%
HSBC Holdings plc	77,376	698,487

Capital Goods 2.1%
Bodycote plc	107,529	742,628
Qinetiq Group plc	8,962	22,259
Rolls-Royce Holdings plc *	47,005	628,476

		1,393,363

Commercial & Professional Supplies 0.8%
Berendsen plc	60,597	506,736

Consumer Durables & Apparel 1.0%
Persimmon plc	65,989	673,037

Consumer Services 0.8%
William Hill plc	119,332	545,089

Diversified Financials 1.0%
Aberdeen Asset Management plc	83,310	383,432
Intermediate Capital Group plc	67,977	283,382

		666,814

Energy 4.0%
BP plc	74,957	541,497
John Wood Group plc	45,854	582,273
Petrofac Ltd.	23,441	661,958
Royal Dutch Shell plc, B Shares	22,036	806,397

		2,592,125

Food, Beverage & Tobacco 1.1%
British American Tobacco plc	6,305	323,380
SABMiller plc	9,452	397,253

		720,633

Insurance 1.0%
Lancashire Holdings Ltd.	49,025	640,814

Materials 1.1%
Rio Tinto plc	13,270	743,847

Pharmaceuticals, Biotechnology & Life Sciences 2.8%
AstraZeneca plc	17,281	757,277
GlaxoSmithKline plc	45,760	1,057,124

		1,814,401

Real Estate 0.6%
Savills plc	65,709	381,466

Retailing 0.9%
Debenhams plc	52,266	70,083
WH Smith plc	60,037	513,517

		583,600

Software & Services 1.0%
Micro Focus International plc	70,104	529,339
The Sage Group plc	30,976	143,917

		673,256

Technology Hardware & Equipment 0.1%
Spectris plc	2,259	69,167

Telecommunication Services 2.4%
BT Group plc	180,505	617,408

80 See financial notes

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Vodafone Group plc	334,794	926,696

		1,544,104

Utilities 0.1%
National Grid plc	9,313	100,567

		14,347,506

Total Common Stock
(Cost $58,770,057)		63,443,945

Preferred Stock 0.0% of net assets

United Kingdom 0.0%
Rolls-Royce Holdings plc, C Shares (a)*	4,982,530	8,086

Total Preferred Stock
(Cost $8,041)		8,086

Other Investment Companies 2.3% of net assets

United States 2.3%
iShares MSCI EAFE Index Fund	11,530	619,737
State Street Institutional U.S. Government Money Market Fund	907,073	907,073

Total Other Investment Companies
(Cost $1,470,613)		1,526,810

End of Investments.

At 04/30/12, the tax basis cost of the fund’s investments was $60,261,823 and the unrealized appreciation and depreciation were $6,786,369 and ($2,069,351), respectively, with a net unrealized appreciation of $4,717,018.

At 04/30/12, the values of certain foreign securities held by the fund aggregating $61,002,519 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2)

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.

Reg’d —	Registered

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$—	$57,944,543	$—	$57,944,543
Belgium(a)	—	1,637	—	1,637
Food, Beverage & Tobacco	17,298	—	—	17,298
Brazil(a)	274,976	—	—	274,976
Canada(a)	853,881	—	—	853,881
Mexico(a)	252,749	—	—	252,749
Netherlands(a)	—	1,489,465	—	1,489,465
Semiconductors & Semiconductor Equipment	672,165	203,482	—	875,647
Sweden(a)	—	1,363,392	—	1,363,392
Software & Services	60,757	—	—	60,757
Thailand(a)	309,600	—	—	309,600
Other Investment Companies(a)	1,526,810	—	—	1,526,810
Preferred Stock(a)	—	—	8,086	8,086

Total	$3,968,236	$61,002,519	$8,086	$64,978,841

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

See financial notes 81

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2011	(Losses)	(Losses)	Purchases	Sales	in**	out**	2012

Preferred Stock
United Kingdom	$—	$—	$45	$8,041	$—	$—	$—	$8,086

Total	$—	$—	$45	$8,041	$—	$—	$—	$8,086

**	All security transfers in and out of Level 3 from Level 1 or Level 2 were the result of fair valued securities for which no quoted value was available.

There were no significant transfers between Level 1 and Level 2 for the period ended April 30, 2012.

All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying statements of operations. Changes in net unrealized gains (losses) for Level 3 investment held by the fund at April 30, 2012 are $45.

82 See financial notes

 Schwab International Core Equity Fund

Statement of
Assets and Liabilities
As of April 30, 2012; unaudited

Assets

Investments, at value (cost $60,248,711)		$64,978,841
Foreign currency, at value (cost $42,913)		42,899
Receivables:
Dividends		294,773
Fund shares sold		182,946
Foreign tax reclaims		54,016
Interest	+	8

Total assets		65,553,483

Liabilities

Payables:
Investments bought		8,086
Investment adviser and administrator fees		2,031
Shareholder service fees		2,062
Fund shares redeemed		77,881
Distribution and shareholder services fees		695
Accrued expenses	+	37,188

Total liabilities		127,943

Net Assets

Total assets		65,553,483
Total liabilities	−	127,943

Net assets		$65,425,540

Net Assets by Source
Capital received from investors		79,205,725
Net investment income not yet distributed		400,384
Net realized capital losses		(18,917,290)
Net unrealized capital gains		4,736,721

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$65,425,540		8,621,083		$7.59

See financial notes 83

 Schwab International Core Equity Fund

Statement of
Operations
For November 1, 2011 through April 30, 2012; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $68,626)		$1,068,336

Expenses

Investment adviser and administrator fees		175,820
Shareholder service fees		75,707
Portfolio accounting fees		26,198
Professional fees		23,371
Custodian fees		20,566
Registration fees		12,289
Transfer agent fees		9,292
Shareholder reports		6,372
Trustees’ fees		3,015
Interest expense		25
Other expenses	+	2,859

Total expenses		355,514
Expense reduction by CSIM and its affiliates	−	94,790

Net expenses	−	260,724

Net investment income		807,612

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(1,277,448)
Net realized losses on foreign currency transactions	+	(14,526)

Net realized losses		(1,291,974)
Net unrealized gains on investments		4,638,777
Net unrealized gains on foreign currency translations	+	8,132

Net unrealized gains	+	4,646,909

Net realized and unrealized gains		3,354,935

Increase in net assets resulting from operations		$4,162,547

84 See financial notes

 Schwab International Core Equity Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/11-4/30/12			11/1/10-10/31/11
Net investment income		$807,612	$1,403,431
Net realized gains (losses)		(1,291,974)	2,297,715
Net unrealized gains (losses)	+	4,646,909	(6,610,970)

Increase (Decrease) in net assets from operations		4,162,547	(2,909,824)

Distributions to Shareholders

Distributions from net investment income		($1,709,354)	($1,304,611)

Transactions in Fund Shares

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,510,630	$10,899,425	3,331,795	$26,421,070
Shares reinvested		151,161	1,017,316	125,830	983,995
Shares redeemed	+	(1,216,097)	(8,757,866)	(2,027,829)	(15,977,680)

Net transactions in fund shares		445,694	$3,158,875	1,429,796	$11,427,385

Shares Outstanding and Net Assets

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,175,389	$59,813,472	6,745,593	$52,600,522
Total increase	+	445,694	5,612,068	1,429,796	7,212,950

End of period		8,621,083	$65,425,540	8,175,389	$59,813,472

Net investment income not yet distributed			$400,384		$1,302,126

See financial notes 85

 Schwab Active Equity Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)	Laudus Small-Cap MarketMasters Fund
Schwab Premier Equity Fund	Laudus International MarketMasters Fund
Schwab Core Equity Fund	Schwab Balanced Fund
Schwab Dividend Equity Fund	Schwab Target 2010 Fund
Schwab Large-Cap Growth Fund	Schwab Target 2015 Fund
Schwab Small-Cap Equity Fund	Schwab Target 2020 Fund
Schwab Hedged Equity Fund	Schwab Target 2025 Fund
Schwab Financial Services Fund	Schwab Target 2030 Fund
Schwab Health Care Fund	Schwab Target 2035 Fund
Schwab International Core Equity Fund	Schwab Target 2040 Fund
Schwab S&P 500 Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab Small-Cap Index Fund	Schwab Fundamental US Small-Mid Company Index Fund
Schwab Total Stock Market Index Fund	Schwab Fundamental International Large Company Index Fund
Schwab International Index Fund	Schwab Fundamental International Small-Mid Company Index Fund
Schwab MarketTrack All Equity Portfolio	Schwab Fundamental Emerging Markets Index Fund
Schwab MarketTrack Growth Portfolio	Schwab Monthly Income Fund – Moderate Payout
Schwab MarketTrack Balanced Portfolio	Schwab Monthly Income Fund – Enhanced Payout
Schwab MarketTrack Conservative Portfolio	Schwab Monthly Income Fund – Maximum Payout

Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 10) at closing net asset value per share (“NAV”), which is the price for all outstanding shares of the funds. Each share has a par value of 1/1,000 of a cent, and the Board of Trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

Effective March 30, 2012, the Schwab Premier Equity Fund is closed to new investors.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended, when a security’s primary pricing source is unable or unwilling to provide a price, or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	International fair valuation: The Board of Trustees has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect

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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Futures and forward foreign currency exchange contracts: valued at their settlement prices as of the close of their exchanges (for futures) or at a value based on that day’s exchange rates (for forwards).

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted prices for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds

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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.

The levels associated with valuing the funds’ investments for the period ended April 30, 2012 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses until the contract is closed, at which time the gains or losses are realized. Futures are traded publicly on exchanges, and their market value changes daily.

Forward Foreign Currency Exchange Contracts: “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. The value of the forward foreign currency exchange contracts are accounted for as unrealized gains or losses until the contracts settle, at which time the gains or losses are realized.

Securities Lending: Under the Securities Lending Program, a fund (the “lender”) may make short-term loans of its securities to another party (the “borrower”) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. The initial collateral received by a fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan and is marked to market daily. The cash collateral of securities loaned is invested in money market portfolios registered under Rule 2a-7 of the 1940 Act. Securities lending income, as disclosed in a fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent which are subject to adjustments pursuant to the securities lending agreement.

If applicable, the value of the securities on loan as of April 30, 2012 and the value of the related collateral are disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities.

Short Sales: When a fund sells securities short (sells securities it does not own), the fund identifies assets worth at least 100% of the value of the short securities as collateral. If the market value of the short securities subsequently falls, the fund can realize a gain by closing the short position. However, if the value rises, the fund typically would have to add to its collateral or close out its short position at a loss. The potential for losses associated with short positions is much greater than the original value of the securities sold short and may exceed amounts recorded in the Statement of Assets and Liabilities.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on

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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

If the fund sells securities short, it records the proceeds received as an asset and the obligation to buy back the securities as a liability. At the time a short sale is initiated, the asset and liability are of equal value and effectively cancel each other out. Subsequently, the fund values the liability side of the transaction according to the market price of the securities sold short, and values the asset side according to the value of the proceeds. When the fund closes out a short position (buys the security), it records the outcome as a realized gain or loss. Dividends accrued on securities sold short are recorded as an expense on the fund’s records and presented in the Statement of Operations. The fund may also incur stock loan fees which represent the cost of borrowing securities used for short sale transactions.

Gains realized by the funds on the sale of securities in certain foreign countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly. A fund records the daily change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income, if any, once a year, with the exception of Schwab Dividend Equity Fund which typically pays quarterly dividends. The funds make distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

Certain funds have an arrangement with their custodian bank, under which the funds receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(j) Foreign Taxes:

The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges, capital gains on investments on currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of April 30, 2012, if any, are reflected in the funds’ Statement of Assets and Liabilities.

(k) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(l) New Accounting Pronouncements:

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Updates (“ASU”) related to accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new and existing transfers that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, the FASB issued an update to requirements relating to “Fair Value Measurement which represents amendments to achieve common fair value measurement and disclosure requirements in US GAAP and IFRS.” The amendments include (i) those that clarify the FASB’s intent about the application of existing fair value measurement and disclosure requirements and (ii) those that change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The amendments that change a particular principle or requirement for measuring fair value or disclosing information about fair value measurements relate to (i) measuring the fair value of the financial instruments that are managed within a portfolio; (ii) application of premium and discount in a fair value measurement; and (iii) additional disclosures about fair value measurements. The update is effective for annual periods beginning after December 15, 2011 with early adoption prohibited.

At this time, management is evaluating the implications of these changes and their impact on the financial statements.

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in a fund will fluctuate, which means that you could lose money.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

The funds’ investment adviser makes investment decisions for the funds using a strategy based largely on historical information. There is no guarantee that a strategy based on historical information will produce the desired results in the future. In addition, the portfolio optimization process used by the fund to assist in constructing the fund’s portfolio does not assure successful investment. Securities selected with the assistance of the process may be negatively impacted by factors or events not foreseen in developing the process. As a result, the fund may have a lower return than if it were managed using another process or strategy.

Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — a fund’s small-cap holdings could reduce performance.

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3. Risk Factors (continued):

Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more vulnerable to adverse business or economic events than larger, more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments — small-cap stocks, for instance — a fund’s large- and mid-cap holdings could reduce performance.

Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

To the extent that a fund invests in dividend paying stocks, the fund’s performance will correlate directly with the performance of the dividend paying stock segment of the stock market, and the fund may underperform funds that do not limit their investments to dividend paying stocks. If stocks held by a fund reduce or stop paying dividends, the fund’s ability to generate income may be affected.

The principal types of derivatives used by a fund are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day.

A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gain. These risks could cause a fund to lose more than the principal amount invested.

Convertible securities generally are debt obligations that pay income, but which may convert into common or preferred stock under certain circumstances. These investments, which are often issued by smaller or less established companies, are subject to the equity risks described above, but they also are subject to fixed income risks. For example, an issuer may fail to pay interest or dividends, and prices of convertible securities generally will fall when interest rates rise.

When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

A fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks; for example, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences on a fund. In addition, REITs have their own expenses, and a fund will bear a proportionate share of those expenses.

Certain funds engage in short sales transactions. Short sales are transactions in which a fund sells a security it does not own. To complete a short sale, a fund must borrow the security to deliver to the buyer. A fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by a fund, and the fund will incur a loss if the price of the security sold short increases between the time of the short sales and the time the fund replaces the borrowed security.

To the extent a fund establishes both long and short positions in equity securities the fund’s long positions could decline in value at the same time that the value of the stocks sold short increase, thereby increasing the fund’s overall potential for loss. The fund’s short sales may result in a loss if the prices of the borrowed securities rise and it costs more to replace the borrowed securities. In contrast to a fund’s long positions, the potential loss on the fund’s short positions is unlimited. In addition, the lender of the borrowed securities may require the fund to return the securities on short notice, which may require the fund to purchase the borrowed securities at an unfavorable price, resulting in a loss.

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Financial Notes, unaudited (continued)

3. Risk Factors (continued):

A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

To the extent a fund’s investments in a single country or a limited number of countries represent a higher percentage of the fund’s assets, the fund assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.

The investments of certain funds are concentrated in issuers doing business in the same sector, and therefore, the companies in which a fund invests will be affected by many of the same factors, such as legislative or regulatory changes, intense competition for market share, and other competitive challenges. In addition, a fund is subject to the risks that stocks of these companies may underperform other segments of the equity market or stock market as a whole and are likely to have above-average volatility.

Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

A particular investment may be difficult to purchase or sell. A fund may be unable to sell illiquid securities at an advantageous time or price.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the following funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

Schwab
	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab	International
% of Average	Premier	Core	Dividend	Large-Cap	Small-Cap	Hedged	Core
Daily Net Assets	Equity Fund	Equity Fund	Equity Fund	Growth Fund	Equity Fund	Equity Fund	Equity Fund

Flat rate	0.73%	0.47%	0.62%	0.72%	0.81%	1.05%	0.58%

	Schwab	Schwab
% of Average	Financial	Health Care
Daily Net Assets	Services Fund	Fund

First $500 million	0.54%	0.54%
$500 million to $1 billion	0.515%	0.515%
Over $1 billion	0.49%	0.49%

The Board of Trustees has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the

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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the fund), and the fund will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payment received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Although these agreements specify certain fees for these services, CSIM and Schwab have made an additional agreement (“expense limitation”) with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the funds’ Board of Trustees, to limit the total annual fund operating expenses, excluding interest, taxes and certain non-routine expenses. The expense limitation as a percentage of average daily net assets is as follows:

Schwab	Schwab	Schwab	Schwab	Schwab	Schwab
Premier	Core	Dividend	Large-Cap	Small-Cap	Hedged
Equity Fund	Equity Fund	Equity Fund	Growth Fund	Equity Fund	Equity Fund

1.02%	0.75%	0.89%	0.99%	1.12%	1.33% *

Schwab
Schwab	Schwab	International
Financial	Health Care	Core
Services Fund	Fund	Equity Fund

0.94%	0.82%	0.86%

*	Excludes dividends and stock loan fees paid on securities sold short.

Certain Schwab Funds may own shares of other Schwab Funds. The table below reflects the percentages of each fund shares in this report owned by other Schwab Funds as of April 30, 2012.

	Schwab	Schwab	Schwab
	Core	Dividend	Small-Cap
	Equity Fund	Equity Fund	Equity Fund

Schwab Target Funds:
Schwab Target 2010 Fund	0.2%	0.1%	0.6%
Schwab Target 2015 Fund	0.3%	0.1%	0.7%
Schwab Target 2020 Fund	1.7%	0.9%	4.3%
Schwab Target 2025 Fund	0.8%	0.4%	2.1%
Schwab Target 2030 Fund	3.0%	1.6%	7.8%
Schwab Target 2035 Fund	0.7%	0.4%	1.9%
Schwab Target 2040 Fund	3.3%	1.7%	8.5%
Schwab Monthly Income Funds:
Schwab Monthly Income Fund - Moderate Payout	—%	0.3%	—%
Schwab Monthly Income Fund - Enhanced Payout	—%	0.6%	—%
Schwab Monthly Income Fund - Maximum Payout	—%	0.3%	—%
Schwab Balanced Fund	2.5%	—%	—%

The funds may also let a related party own shares of the funds. As of April 30, 2012, the shares owned by Schwab Charitable Giving Trust (an affiliate of Schwab) as a percentage of the total shares of the Schwab Dividend Equity Fund was 5.0%.

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs.

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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended April 30, 2012, the funds had no direct security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

5. Transfer Agent Services:

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agent services for each fund.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:

Certain funds entered into equity index futures contracts (“futures”) during the report period. The funds invested in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The fair value and due to brokers for futures contracts held at April 30, 2012 and the realized/unrealized gains (losses) on futures contracts held during the period ended April 30, 2012 are presented on the face of the Portfolio Holdings, Statement of Assets and Liabilities and Statement of Operations, respectively. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period, the monthly average contract values of futures contracts held by the funds and the monthly average number of contracts were as follows:

	Contract Values	Number of Contracts

Schwab Premier Equity Fund	$6,958,233	104
Schwab Core Equity Fund	7,754,625	117
Schwab Dividend Equity Fund	21,016,442	318
Schwab Large-Cap Growth Fund	1,162,917	18
Schwab Small-Cap Equity Fund	6,015,330	78
Schwab Hedged Equity Fund	4,475,662	67
Schwab Financial Services Fund	307,678	5
Schwab Health Care Fund	13,457,200	201
Schwab International Core Equity Fund	—	—

94

 Schwab Active Equity Funds

Financial Notes, unaudited (continued)

9. Purchases and Sales/Maturities of Investment Securities:

For the period ended April 30, 2012, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab Premier Equity Fund	$147,438,440	$179,344,809
Schwab Core Equity Fund	376,507,692	536,147,651
Schwab Dividend Equity Fund	429,759,443	407,128,977
Schwab Large-Cap Growth Fund	89,882,223	100,589,098
Schwab Small-Cap Equity Fund	311,945,179	188,070,180
Schwab Hedged Equity Fund*	131,113,270	153,859,552
Schwab Financial Services Fund	20,284,109	19,163,823
Schwab Health Care Fund	118,968,224	124,520,193
Schwab International Core Equity Fund	33,672,505	32,047,540

*	Including securities sold short.

10. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds in the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

	Current Period	Prior Period
	(11/1/11-4/30/12)	(11/1/10-10/31/11)

Schwab Premier Equity Fund	$278	$5,348
Schwab Core Equity Fund	8,840	22,228
Schwab Dividend Equity Fund	10,635	26,900
Schwab Large-Cap Growth Fund	1,090	24,056
Schwab Small-Cap Equity Fund	2,745	8,490
Schwab Hedged Equity Fund	2,918	7,560
Schwab Financial Services Fund	3,844	3,360
Schwab Health Care Fund	3,817	17,659
Schwab International Core Equity Fund	874	4,402

11. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains, for federal income tax purposes. As of October 31, 2011, the following funds had capital loss carryforwards available to offset future net capital gains before the expiration dates:

	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab
	Premier	Core	Dividend	Large-Cap	Small-Cap	Hedged
Expiration Date	Equity Fund	Equity Fund	Equity Fund	Growth Fund	Equity Fund	Equity Fund

October 31, 2015	$—	$1,357,016	$—	$—	$—	$—
October 31, 2016	—	15,197,447	—	16,747,673	—	—
October 31, 2017	145,509,869	190,463,902	173,088,288	58,253,697	48,509,641	18,133,409

Total	$145,509,869	$207,018,365 *	$173,088,288	$75,001,370	$48,509,641	$18,133,409

 95

 Schwab Active Equity Funds

Financial Notes, unaudited (continued)

11. Federal Income Taxes (continued):

			Schwab
	Schwab	Schwab	International
	Financial	Health Care	Core
Expiration Date	Services Fund	Fund	Equity Fund

			Schwab
	Schwab	Schwab	International
	Financial	Health Care	Core
Expiration Date	Services Fund	Fund	Equity Fund

October 31, 2016	$8,451,354	$—	$17,505,510
October 31, 2017	28,673,848	14,437,135	—
October 31, 2018	170,394	—	—

Total	$37,295,596	$14,437,135	$17,505,510 *

*	The Schwab Core Equity Fund and Schwab International Core Equity Fund have capital loss carryforwards acquired via merger which are subject to certain annual limitations in regard to availability to offset potential future capital gains.

For the year ended October 31, 2011, the funds had capital losses utilized as follows:

	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab
	Premier	Core	Dividend	Large-Cap	Small-Cap	Hedged
	Equity Fund	Equity Fund	Equity Fund	Growth Fund	Equity Fund	Equity Fund

Capital losses utilized	$44,357,505	$113,293,128	$44,218,153	$22,122,709	$42,631,109	$13,003,901

Schwab
	Schwab	Schwab	International
	Financial	Health Care	Core
	Services Fund	Fund	Equity Fund

Capital losses utilized	$334,690	$29,618,797	$2,042,197

As of October 31, 2011, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2011, the funds did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by the President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010. The funds have adopted the noted provisions of the Act for the period ending April 30, 2012.

12. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

96

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Capital Trust which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 92 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	75	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	75	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	75	Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Ditech Networks Corporation (1997 – Jan. 2012)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Capital Trust since 2011.)	Private Investor.	75	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Capital Trust since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	75	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	75	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

 97

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	75	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1993.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	75	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	92	None

98

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer (Dec. 2010 – present) and Chief Investment Officer (Dec. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Capital Trust since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Capital Trust since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies, State Street Research (August 2003 – Jan. 2005).

David Lekich 1964 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 2011.)	Senior Vice President, Charles Schwab & Co., Inc., (Sept. 2011 – present); Senior Vice President, Chief Counsel, Charles Schwab Investment Management Inc. (Sept. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Sept. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Sept. 2011); Secretary, Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 99

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

gross domestic product (GDP) The output of goods and services produced by labor and property located in the United States.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

100

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2012 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR27230-09

Semiannual report dated April 30, 2012, enclosed.

Schwab Fundamental Index* Funds

Schwab Fundamental
US Large* Company Index Fund

Schwab Fundamental
US Small-Mid* Company Index Fund

Schwab Fundamental
International* Large Company
Index Fund

Schwab Fundamental
International* Small-Mid Company Index Fund

Schwab Fundamental
Emerging Markets* Index Fund

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*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL and FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

This wrapper is not part of the shareholder report.

Schwab Fundamental Index* Funds

Semiannual Report
April 30, 2012

Schwab Fundamental
US Large* Company Index Fund

Schwab Fundamental
US Small-Mid* Company Index Fund

Schwab Fundamental
International* Large Company
Index Fund

Schwab Fundamental
International* Small-Mid Company Index Fund

Schwab Fundamental
Emerging Markets* Index Fund

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL and FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

This page is intentionally left blank.

Schwab Fundamental Index Funds

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for
the Report Period

Schwab Fundamental US Large* Company Index Fund (Ticker Symbol: SFLNX)	11.12%

FTSE RAFI US 1000 Index®	11.28%
Fund Category: Morningstar Large-Cap Value	10.87%

Performance Details	page 6

Schwab Fundamental US Small-Mid* Company Index Fund (Ticker Symbol: SFSNX)	11.15%

FTSE RAFI US Mid Small 1500 Index®	11.26%
Fund Category: Morningstar Small-Cap Blend	10.79%

Performance Details	page 7

Schwab Fundamental International* Large Company Index Fund[1] (Ticker Symbol: SFNNX)	0.39%

FTSE RAFI Developed ex US 1000 Index®	-0.73%
Fund Category: Morningstar Foreign Large-Cap Value	2.29%

Performance Details	pages 8-9

Schwab Fundamental International* Small-Mid Company Index Fund[1] (Ticker Symbol: SFILX)	4.14%

FTSE RAFI Developed ex US Mid Small 1500 Index®	3.25%
Fund Category: Morningstar Foreign Small/Mid Growth	8.46%

Performance Details	pages 10-11

Schwab Fundamental Emerging Markets* Index Fund[1] (Ticker Symbol: SFENX)	4.15%

FTSE RAFI Emerging Index®	4.18%
Fund Category: Morningstar Diversified Emerging Markets	4.92%

Performance Details	pages 12-13

Minimum Initial Investment[2]	$100

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Index ownership—“FTSE®” is trademark of The Financial Times Limited (“FT”) and the London Exchange Plc (the “Exchange”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of Research Affiliates LLC (“RA”). The Schwab Fundamental Index Funds are not sponsored, endorsed, sold or promoted by FTSE or RA, and FTSE and RA do not make any representation regarding the advisability of investing in shares of a fund.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL and FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.
[1]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations, see financial note 2 for more information.
[2]	Please see prospectus for further detail and eligibility requirements.

2 Schwab Fundamental Index Funds

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment objectives, and for reading this important report concerning the Schwab Fundamental Index Funds.

For the six months ended April 30, 2012, investors became more optimistic as conditions generally improved. Economic growth was mixed across the globe, while financial markets grappled with early period concerns regarding the euro zone’s sovereign debt crisis. In an effort to restore financial market stability, the European Central Bank worked closely with the Federal Reserve (Fed) to ensure that the markets were sufficiently liquid. Backed by the support of the European Union, Greece restructured its debt by early 2012. In the U.S., the unemployment rate dropped to 8.1% by April 2012, tentative signs emerged that the housing market became healthier, and the Fed continued to support the economy through a variety of operations.

Stocks rebounded as investor optimism rose, leading equities to outperform bonds and money market securities for the report period. U.S. stocks performed particularly well, with the S&P 500 Index returning 12.8% as investors favored the relative stability of U.S. markets. Stock markets in other countries produced modestly positive returns overall in U.S. dollar terms, beginning to recover early in 2012 in tandem with U.S. equities. U.S. bonds turned in modest performances: the Barclays U.S. Aggregate Bond Index returned 2.4%. Money market securities produced flat returns, while global bonds finished slightly negative overall in U.S. dollar terms.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

12.77%	S&P 500® Index: measures U.S. large-cap stocks

11.02%	Russell 2000® Index: measures U.S. small-cap stocks

2.71%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

2.44%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.02%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Index provider websites and CSIM.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Fundamental Index Funds 3

From the President continued

Stocks rebounded as investor optimism rose, leading equities to outperform bonds and money market securities for the report period.

Thank you for investing in the Schwab Fundamental Index Funds. We encourage you to review your investment portfolio regularly to ensure that it meets your current financial plan. For answers to questions or to consult our website for more information, please visit www.schwabfunds.com. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested.

4 Schwab Fundamental Index Funds

Fund Management

Agnes Hong, CFA, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the funds. Prior to joining the firm in September 2009, she worked for 5 years as a portfolio manager for a major asset management firm. Prior to that, she worked in strategy and management consulting for five years. In addition, she also worked as a senior product manager servicing global financial services clients.

Larry Mano, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day co-management of each of the funds. Prior to joining the firm in November 1998, he worked for 20 years in equity management.

Ron Toll, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of each of the funds. He joined the firm in 1998, became Manager, Portfolio Operations in 2000, Manager, Portfolio Operations and Analytics in 2005 and was named to his current position in 2007.

Schwab Fundamental Index Funds 5

Schwab Fundamental US Large* Company Index Fund

Performance and Fund Facts as of 04/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Fundamental US Large* Company Index Fund (4/2/07)	11.12%	0.54%	1.71%	2.51%
FTSE RAFI US 1000 Index®	11.28%	0.79%	1.83%	2.59%
Fund Category: Morningstar Large-Cap Value	10.87%	0.16%	-1.23%	-0.35%

Fund Expense Ratios4: Net 0.35%; Gross 0.44%

 Statistics

Number of Holdings	1,005
Weighted Average Market Cap ($ x 1,000,000)	$79,158
Price/Earnings Ratio (P/E)	15.9
Price/Book Ratio (P/B)	1.6
Portfolio Turnover Rate[5]	10%

 Sector Weightings % of Investments

Financials	21.8%
Energy	11.4%
Industrials	11.3%
Information Technology	10.7%
Consumer Discretionary	10.6%
Consumer Staples	10.2%
Health Care	10.1%
Utilities	5.3%
Telecommunication Services	4.4%
Materials	3.8%
Other	0.4%
Total	100.0%

 Top Equity Holdings % of Net Assets6

Exxon Mobil Corp.	3.0%
Bank of America Corp.	2.3%
AT&T, Inc.	2.2%
General Electric Co.	2.2%
JPMorgan Chase & Co.	1.9%
Chevron Corp.	1.8%
Citigroup, Inc.	1.7%
Pfizer, Inc.	1.5%
Verizon Communications, Inc.	1.5%
Wal-Mart Stores, Inc.	1.5%
Total	19.6%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL and FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On October 27, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

6 Schwab Fundamental Index Funds

Schwab Fundamental US Small-Mid* Company Index Fund

Performance and Fund Facts as of 04/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Fundamental US Small-Mid* Company Index Fund (4/2/07)	11.15%	-4.61%	3.62%	3.94%
FTSE RAFI US Mid Small 1500 Index®	11.26%	-4.44%	4.25%	4.62%
Fund Category: Morningstar Small-Cap Blend	10.79%	-4.00%	1.13%	1.61%

Fund Expense Ratios4: Net 0.35%; Gross 0.50%

 Statistics

Number of Holdings	1,503
Weighted Average Market Cap ($ x 1,000,000)	$1,534
Price/Earnings Ratio (P/E)	-353.9
Price/Book Ratio (P/B)	1.6
Portfolio Turnover Rate[5]	28%

 Sector Weightings % of Investments

Financials	21.4%
Consumer Discretionary	17.6%
Industrials	17.1%
Information Technology	16.9%
Health Care	8.3%
Materials	5.8%
Energy	5.7%
Consumer Staples	3.4%
Utilities	1.6%
Telecommunication Services	1.4%
Other	0.8%
Total	100.0%

 Top Equity Holdings % of Net Assets6

Liz Claiborne, Inc.	0.2%
US Airways Group, Inc.	0.2%
Howard Hughes Corp.	0.2%
The Ryland Group, Inc.	0.2%
Skechers U.S.A., Inc, Class A	0.2%
Douglas Emmet, Inc.	0.2%
The Cooper Cos., Inc.	0.2%
The Geo Group, Inc.	0.2%
HealthSouth Corp.	0.2%
Sunstone Hotel Investors, Inc.	0.2%
Total	2.0%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than other asset classes.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL and FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On October 27, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental Index Funds 7

Schwab Fundamental International* Large Company Index Fund

Performance and Fund Facts as of 04/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Fundamental International* Large Company Index Fund (4/2/07)	0.39%	-18.57%	-4.41%	-3.81%
FTSE RAFI Developed ex US 1000 Index®	-0.73%	-18.23%	-3.73%	-2.81%
Fund Category: Morningstar Foreign Large-Cap Value	2.29%	-14.36%	-5.41%	-4.54%

Fund Expense Ratios4: Net 0.35%; Gross 0.57%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL and FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On October 19, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

8 Schwab Fundamental Index Funds

 Schwab Fundamental International* Large Company Index Fund

Performance and Fund Facts as of 04/30/12 continued

 Statistics

Number of Holdings	1,029
Weighted Average Market Cap ($ x 1,000,000)	$43,999
Price/Earnings Ratio (P/E)	124.2
Price/Book Ratio (P/B)	1.0
Portfolio Turnover Rate[1]	23%

 Sector Weightings % of Investments

Financials	27.1%
Industrials	11.8%
Energy	11.0%
Consumer Discretionary	9.8%
Materials	8.6%
Telecommunication Services	7.6%
Consumer Staples	7.4%
Utilities	6.1%
Health Care	5.2%
Information Technology	4.4%
Other	1.0%
Total	100.0%

 Top Equity Holdings % of Net Assets2

BP plc	1.8%
HSBC Holdings plc	1.6%
Vodafone Group plc	1.5%
Royal Dutch Shell plc, A Shares	1.4%
Total S.A.	1.3%
Royal Dutch Shell plc, B Shares	1.0%
Banco Santander S.A.	1.0%
Telefonica S.A.	1.0%
Nestle S.A. – Reg’d	0.9%
iShares MSCI EAFE Index Fund	0.9%
Total	12.4%

 Country Weightings % of Equity Investments

United Kingdom	19.8%
Japan	17.8%
France	10.8%
Germany	8.9%
Canada	6.7%
Australia	5.1%
Switzerland	4.7%
Italy	4.2%
Republic of Korea	4.2%
Spain	3.8%
Netherlands	2.9%
Other Countries	11.1%
Total	100.0%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental Index Funds 9

Schwab Fundamental International* Small-Mid Company Index Fund

Performance and Fund Facts as of 04/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception

Fund: Schwab Fundamental International* Small-Mid Company Index Fund (1/31/08)	4.14%	-11.07%	17.92%	2.26%
FTSE RAFI Developed ex US Mid Small 1500 Index®	3.25%	-10.21%	19.31%	4.23%
Fund Category: Morningstar Foreign Small/Mid Growth	8.46%	-9.34%	21.02%	0.10%

Fund Expense Ratios4: Net 0.55%; Gross 0.99%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL and FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On October 19, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

10 Schwab Fundamental Index Funds

 Schwab Fundamental International* Small-Mid Company Index Fund

Performance and Fund Facts as of 04/30/12 continued

 Statistics

Number of Holdings	1,515
Weighted Average Market Cap ($ x 1,000,000)	$2,455
Price/Earnings Ratio (P/E)	-163.4
Price/Book Ratio (P/B)	1.0
Portfolio Turnover Rate[1]	35%

 Sector Weightings % of Investments

Industrials	22.3%
Consumer Discretionary	17.8%
Financials	17.8%
Materials	10.8%
Information Technology	8.9%
Consumer Staples	7.9%
Energy	5.6%
Health Care	4.6%
Utilities	1.9%
Telecommunication Services	1.1%
Other	1.3%
Total	100.0%

 Top Equity Holdings % of Net Assets2

iShares MSCI EAFE Small Cap Index Fund	1.0%
Oki Electric Industry Co., Ltd.	0.2%
Yamazaki Baking Co., Ltd.	0.2%
London Stock Exchange Group plc	0.2%
Societe BIC S.A.	0.2%
Gemalto N.V.	0.2%
OC Oerlikon Corp. AG – Reg’d	0.2%
Leopalace21 Corp.	0.2%
CJ CheilJedang Corp.	0.2%
MTU Aero Engines Holding AG	0.1%
Total	2.7%

 Country Weightings % of Equity Investments

Japan	32.1%
Canada	9.6%
United Kingdom	9.2%
Republic of Korea	6.0%
Hong Kong	5.6%
Australia	5.2%
Germany	4.2%
France	3.9%
Switzerland	3.3%
Italy	2.7%
Singapore	2.5%
Other Countries	15.7%
Total	100.0%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than other asset classes.

Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental Index Funds 11

Schwab Fundamental Emerging Markets* Index Fund

Performance and Fund Facts as of 04/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception

Fund: Schwab Fundamental Emerging Markets* Index Fund (1/31/08)	4.15%	-15.26%	15.38%	0.90%
FTSE RAFI Emerging Index®	4.18%	-13.16%	17.83%	3.14%
Fund Category: Morningstar Diversified Emerging Markets	4.92%	-13.24%	17.88%	-1.09%

Fund Expense Ratios4: Net 0.60%; Gross 0.91%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL and FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On October 19, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

12 Schwab Fundamental Index Funds

 Schwab Fundamental Emerging Markets* Index Fund

Performance and Fund Facts as of 04/30/12 continued

 Statistics

Number of Holdings	362
Weighted Average Market Cap ($ x 1,000,000)	$37,171
Price/Earnings Ratio (P/E)	12.3
Price/Book Ratio (P/B)	1.5
Portfolio Turnover Rate[1]	38%

 Sector Weightings % of Investments

Financials	24.5%
Energy	22.5%
Materials	12.4%
Telecommunication Services	11.4%
Information Technology	10.7%
Industrials	5.6%
Utilities	4.8%
Consumer Staples	4.0%
Consumer Discretionary	3.2%
Health Care	0.3%
Other	0.6%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Gazprom ADR	3.4%
LUKOIL ADR	3.0%
Petroleo Brasileiro S.A.	2.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.3%
China Mobile Ltd.	2.3%
Petroleo Brasileiro S.A. – Petrobras	2.0%
China Construction Bank Corp., Class H	2.0%
America Movil S.A.B. de C.V., Series L	1.7%
Bank of China Ltd., Class H	1.6%
Industrial & Commercial Bank of China Ltd., Class H	1.5%
Total	22.6%

 Country Weightings % of Equity Investments

Brazil	19.3%
Taiwan	17.4%
China	16.9%
Russia	11.4%
South Africa	10.1%
India	5.7%
Malaysia	3.6%
Mexico	2.8%
Poland	2.5%
Other Countries	10.3%
Total	100.0%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Foreign securities can involve risks such as political and economic instability and currency risk. These risks may be greater in emerging markets.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental Index Funds 13

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees, and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2011 and held through April 30, 2012.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/11	at 4/30/12	11/1/11–4/30/12

Schwab Fundamental US Large Company Index Fund
Actual Return	0.35%	$1,000	$1,111.20	$1.84
Hypothetical 5% Return	0.35%	$1,000	$1,023.12	$1.76

Schwab Fundamental US Small-Mid Company Index Fund
Actual Return	0.35%	$1,000	$1,111.50	$1.84
Hypothetical 5% Return	0.35%	$1,000	$1,023.12	$1.76

Schwab Fundamental International Large Company Index Fund
Actual Return	0.35%	$1,000	$1,003.90	$1.74
Hypothetical 5% Return	0.35%	$1,000	$1,023.12	$1.76

Schwab Fundamental International Small-Mid Company Index Fund
Actual Return	0.46%	$1,000	$1,041.40	$2.33
Hypothetical 5% Return	0.46%	$1,000	$1,022.58	$2.31

Schwab Fundamental Emerging Markets Index Fund
Actual Return	0.61%	$1,000	$1,041.50	$3.10
Hypothetical 5% Return	0.61%	$1,000	$1,021.83	$3.07

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182 days of the period, and divided by the 366 days of the fiscal year.

14 Schwab Fundamental Index Funds

Schwab Fundamental US Large Company Index Fund

Financial Statements

Financial Highlights

	11/1/11–		11/1/10–	11/1/09–	11/1/08–	11/1/07–	4/2/07[2]–
	4/30/12*		10/31/11	10/31/10	10/31/09[1]	10/31/08	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	9.51		9.05	7.63	6.47	10.75	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.10		0.18	0.14	0.10	0.20	0.05
Net realized and unrealized gains (losses)	0.94		0.43	1.37	1.26	(4.38)	0.70

Total from investment operations	1.04		0.61	1.51	1.36	(4.18)	0.75
Less distributions:
Distributions from net investment income	(0.18)		(0.15)	(0.09)	(0.20)	(0.09)	—
Distributions from net realized gains	—		—	—	—	(0.01)	—

Total distributions	(0.18)		(0.15)	(0.09)	(0.20)	(0.10)	—

Net asset value at end of period	10.37		9.51	9.05	7.63	6.47	10.75

Total return (%)	11.12	[3]	6.74	19.95	22.04	(39.22)	7.50	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.35	[4]	0.35	0.35	0.35	0.35	0.35	[4]
Gross operating expenses	0.43	[4]	0.44	0.45	0.53	0.52	0.60	[4]
Net investment income (loss)	2.15	[4]	2.06	1.77	1.88	2.19	1.66	[4]
Portfolio turnover rate	10	[3]	11	27	28	26	2	[3]
Net assets, end of period ($ x 1,000,000)	1,840		1,490	1,019	663	277	345

* Unaudited.
1 Effective October 27, 2009, the Investor Share class, the Select Share class and the Institutional Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2 Commencement of operations.
3 Not annualized.
4 Annualized.

See financial notes 15

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings as of April 30, 2012 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.3%		Common Stock	1,581,799,924	1,826,786,531
0.3%		Other Investment Company	5,974,881	5,974,881
0.1%		Short-Term Investment	1,924,823	1,924,823

99.7%		Total Investments	1,589,699,628	1,834,686,235
0.9%		Collateral Invested for Securities on Loan	16,972,883	16,972,883
(0	.6)%	Other Assets and Liabilities, Net		(11,229,236)

100.0%		Net Assets		1,840,429,882

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.3% of net assets

Automobiles & Components 1.3%
Ford Motor Co.	680,374	0.4	7,674,619
Other Securities		0.9	15,290,394

		1.3	22,965,013

Banks 4.0%
U.S. Bancorp	275,100	0.5	8,849,967
Wells Fargo & Co.	723,425	1.3	24,184,098
Other Securities		2.2	40,951,022

		4.0	73,985,087

Capital Goods 8.5%
General Electric Co.	2,033,625	2.2	39,818,377
The Boeing Co.	86,740	0.4	6,661,632
United Technologies Corp.	97,815	0.4	7,985,617
Other Securities		5.5	102,487,580

		8.5	156,953,206

Commercial & Professional Supplies 0.8%
Other Securities		0.8	14,988,672

Consumer Durables & Apparel 1.0%
Other Securities		1.0	18,388,103

Consumer Services 1.3%
McDonald’s Corp.	72,880	0.4	7,102,156
Other Securities		0.9	17,286,281

		1.3	24,388,437

Diversified Financials 9.5%
American Express Co.	120,725	0.4	7,268,852
Bank of America Corp.	5,306,960	2.3	43,039,446
Citigroup, Inc.	959,133	1.7	31,689,754
JPMorgan Chase & Co.	828,442	1.9	35,606,437
The Charles Schwab Corp. (b)	141,215	0.1	2,019,375
The Goldman Sachs Group, Inc.	109,211	0.7	12,575,647
Other Securities		2.4	42,566,614

		9.5	174,766,125

Energy 11.4%
Chevron Corp.	312,805	1.8	33,332,501
ConocoPhillips	320,510	1.2	22,958,131
Exxon Mobil Corp.	647,284	3.0	55,886,501
Valero Energy Corp.	277,525	0.4	6,854,868
Other Securities		5.0	90,334,237

		11.4	209,366,238

Food & Staples Retailing 3.4%
CVS Caremark Corp.	185,335	0.4	8,269,648
Wal-Mart Stores, Inc.	460,025	1.5	27,100,073
Other Securities		1.5	27,505,654

		3.4	62,875,375

Food, Beverage & Tobacco 5.1%
Altria Group, Inc.	387,380	0.7	12,477,510
Kraft Foods, Inc., Class A	231,092	0.5	9,213,638
PepsiCo, Inc.	160,208	0.6	10,573,728
Philip Morris International, Inc.	98,520	0.5	8,818,525
The Coca-Cola Co.	168,665	0.7	12,872,513
Other Securities		2.1	39,816,190

		5.1	93,772,104

Health Care Equipment & Services 4.2%
UnitedHealth Group, Inc.	137,775	0.4	7,736,066
WellPoint, Inc.	120,870	0.4	8,197,403
Other Securities		3.4	61,933,306

		4.2	77,866,775

Household & Personal Products 1.7%
The Procter & Gamble Co.	294,195	1.0	18,722,570
Other Securities		0.7	12,058,456

		1.7	30,781,026

Insurance 5.8%
Berkshire Hathaway, Inc., Class A *	101	0.7	12,200,800
Berkshire Hathaway, Inc., Class B *	151,411	0.7	12,181,015

16 See financial notes

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)
The Travelers Cos., Inc.	115,195	0.4	7,409,342
Other Securities		4.0	75,426,965

		5.8	107,218,122

Materials 3.8%
The Dow Chemical Co.	208,800	0.4	7,074,144
Other Securities		3.4	62,549,907

		3.8	69,624,051

Media 3.1%
Comcast Corp., Class A	230,540	0.4	6,992,278
The Walt Disney Co.	173,650	0.4	7,486,051
Time Warner, Inc.	219,788	0.4	8,233,258
Other Securities		1.9	33,509,329

		3.1	56,220,916

Pharmaceuticals, Biotechnology & Life Sciences 5.9%
Abbott Laboratories	153,690	0.5	9,538,001
Bristol-Myers Squibb Co.	222,850	0.4	7,436,504
Eli Lilly & Co.	177,355	0.4	7,340,723
Johnson & Johnson	306,695	1.1	19,962,778
Merck & Co., Inc.	360,657	0.8	14,152,181
Pfizer, Inc.	1,237,299	1.5	28,371,266
Other Securities		1.2	21,215,153

		5.9	108,016,606

Real Estate 2.4%
Other Securities		2.4	43,155,278

Retailing 3.9%
Target Corp.	114,695	0.4	6,645,428
The Home Depot, Inc.	194,996	0.5	10,098,843
Other Securities		3.0	55,664,981

		3.9	72,409,252

Semiconductors & Semiconductor Equipment 1.7%
Intel Corp.	514,310	0.8	14,606,404
Other Securities		0.9	17,177,666

		1.7	31,784,070

Software & Services 4.7%
International Business Machines Corp.	79,495	0.9	16,461,825
Microsoft Corp.	588,115	1.0	18,831,442
Oracle Corp.	257,360	0.4	7,563,811
Other Securities		2.4	43,588,555

		4.7	86,445,633

Technology Hardware & Equipment 4.2%
Apple, Inc. *	18,330	0.6	10,709,119
Cisco Systems, Inc.	485,465	0.5	9,782,120
Hewlett-Packard Co.	500,975	0.7	12,404,141
Other Securities		2.4	44,449,157

		4.2	77,344,537

Telecommunication Services 4.4%
AT&T, Inc.	1,222,285	2.2	40,225,399
Verizon Communications, Inc.	676,730	1.5	27,326,357
Other Securities		0.7	12,848,044

		4.4	80,399,800

Transportation 1.9%
Other Securities		1.9	35,120,890

Utilities 5.3%
Other Securities		5.3	97,951,215

Total Common Stock
(Cost $1,581,799,924)			1,826,786,531

Other Investment Company 0.3% of net assets

Money Market Fund 0.3%
Other Securities		0.3	5,974,881

Total Other Investment Company
(Cost $5,974,881)			5,974,881

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investment 0.1% of net assets

U.S. Treasury Obligation 0.1%
Other Securities		0.1	1,924,823

Total Short-Term Investment
(Cost $1,924,823)			1,924,823

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 0.9% of net assets

State Street Institutional U.S. Government Money Market Fund	16,972,883	0.9	16,972,883

Total Collateral Invested for Securities on Loan
(Cost $16,972,883)			16,972,883

End of Collateral Invested for Securities on Loan.

At 04/30/12 the tax basis cost of the fund’s investments was $1,616,669,731 and the unrealized appreciation and depreciation were $274,812,884 and ($56,796,380), respectively, with a net unrealized appreciation of $218,016,504.

See financial notes 17

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	All or a portion of this security is on loan.
(d)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust.

In addition to the above, the fund held the following at 04/30/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 06/15/12	130	9,058,400	177,848

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,826,786,531	$—	$—	$1,826,786,531
Other Investment Company(a)	5,974,881	—	—	5,974,881
Short-Term Investments(a)	—	1,924,823	—	1,924,823

Total	$1,832,761,412	$1,924,823	$—	$1,834,686,235

Other Financial Instruments
Collateral Invested for Securities on Loan	$16,972,883	$—	$—	$16,972,883
Futures Contract*	177,848	—	—	177,848

*	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in complete schedule of holdings.

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2011	(Losses)	(Losses)	Purchases	Sales	in**	out**	2012

Common Stock	$9,216	($260,695)	$261,421	$—	($9,942)	$—	$—	$—

Total	$9,216	($260,695)	$261,421	$—	($9,942)	$—	$—	$—

**	All security transfers in and out of Level 3 from Level 1 or Level 2 were the result of fair valued securities for which no quoted value was available.

There were no significant transfers between Level 1 and Level 2 for the period ended April 30, 2012.

18 See financial notes

 Schwab Fundamental US Large Company Index Fund

Statement of
Assets and Liabilities
As of April 30, 2012; unaudited

Assets

Investments in affiliated issuers, at value (cost $2,325,794)		$2,019,375
Investments in unaffiliated issuers, at value (cost $1,587,373,834) including securities on loan of $16,738,329	+	1,832,666,860

Total investments, at value (cost $1,589,699,628)		1,834,686,235
Collateral invested for securities on loan		16,972,883
Receivables:
Fund shares sold		5,388,333
Dividends		2,036,364
Income from securities on loan		62,936
Foreign tax reclaims		4,358
Interest		120
Prepaid expenses	+	12,899

Total assets		1,859,164,128

Liabilities

Collateral held for securities on loan		16,972,883
Payables:
Investment adviser and administrator fees		27,945
Shareholder service fees		21,986
Fund shares redeemed		1,385,783
Due to brokers for futures		24,028
Accrued expenses	+	301,621

Total liabilities		18,734,246

Net Assets

Total assets		1,859,164,128
Total liabilities	−	18,734,246

Net assets		$1,840,429,882

Net Assets by Source
Capital received from investors		1,698,604,461
Net investment income not yet distributed		11,164,088
Net realized capital losses		(114,756,378)
Net unrealized capital gains		245,417,711

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,840,429,882		177,456,808		$10.37

See financial notes 19

 Schwab Fundamental US Large Company Index Fund

Statement of
Operations
For November 1, 2011 through April 30, 2012; unaudited

Investment Income

Dividends received from affiliated issuer		$11,342
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $33,795)		20,238,084
Interest		1,949
Securities on loan	+	322,650

Total investment income		20,574,025

Expenses

Investment adviser and administrator fees		2,010,670
Shareholder service fees		691,867
Index fee		504,411
Transfer agent fees		153,371
Portfolio accounting fees		37,226
Registration fees		36,546
Custodian fees		26,701
Professional fees		26,566
Shareholder reports		25,482
Trustees’ fees		7,974
Interest expense		462
Other expenses	+	17,366

Total expenses		3,538,642
Expense reduction by CSIM and its affiliates	−	655,831
Custody credits	−	10

Net expenses	−	2,882,801

Net investment income		17,691,224

Realized and Unrealized Gains (Losses)

Net realized gains on investments		11,830,297
Net realized gains on futures contracts	+	1,286,895

Net realized gains		13,117,192
Net unrealized gains on affiliated issuer		144,580
Net unrealized gains on unaffiliated investments		143,033,148
Net unrealized losses on futures contracts	+	(231,992)

Net unrealized gains	+	142,945,736

Net realized and unrealized gains		156,062,928

Increase in net assets resulting from operations		$173,754,152

20 See financial notes

 Schwab Fundamental US Large Company Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/11-4/30/12			11/1/10-10/31/11
Net investment income		$17,691,224	$26,024,188
Net realized gains		13,117,192	2,673,938
Net unrealized gains	+	142,945,736	33,110,169

Increase in net assets from operations		173,754,152	61,808,295

Distributions to Shareholders

Distributions from net investment income		($28,518,465)	($16,798,869)

Transactions in Fund Shares

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		41,786,669	$411,258,520	67,864,083	$655,800,808
Shares reinvested		1,765,688	16,261,985	795,894	7,465,485
Shares redeemed	+	(22,709,336)	(222,104,662)	(24,620,341)	(237,836,004)

Net transactions in fund shares		20,843,021	$205,415,843	44,039,636	$425,430,289

Shares Outstanding and Net Assets

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		156,613,787	$1,489,778,352	112,574,151	$1,019,338,637
Total increase	+	20,843,021	350,651,530	44,039,636	470,439,715

End of period		177,456,808	$1,840,429,882	156,613,787	$1,489,778,352

Net investment income not yet distributed			$11,164,088		$21,991,329

See financial notes 21

Schwab Fundamental US Small-Mid Company Index Fund

Financial Statements

Financial Highlights

	11/1/11–		11/1/10–	11/1/09–	11/1/08–	11/1/07–	4/2/07[2]–
	4/30/12*		10/31/11	10/31/10	10/31/09[1]	10/31/08	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	10.11		10.10	7.88	6.30	10.36	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.07		0.11	0.09	0.06	0.05	0.05
Net realized and unrealized gains (losses)	0.94		0.47	2.19	1.59	(4.04)	0.31

Total from investment operations	1.01		0.58	2.28	1.65	(3.99)	0.36
Less distributions:
Distributions from net investment income	(0.12)		(0.10)	(0.06)	(0.07)	(0.06)	—
Distributions from net realized gains	(0.71)		(0.47)	—	—	(0.01)	—

Total distributions	(0.83)		(0.57)	(0.06)	(0.07)	(0.07)	—

Net asset value at end of period	10.29		10.11	10.10	7.88	6.30	10.36

Total return (%)	11.15	[3]	5.55	29.07	26.68	(38.73)	3.60	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.35	[4]	0.35	0.35	0.35	0.35	0.35	[4]
Gross operating expenses	0.49	[4]	0.50	0.53	0.60	0.71	0.89	[4]
Net investment income (loss)	1.49	[4]	1.18	1.03	1.00	1.44	1.36	[4]
Portfolio turnover rate	28	[3]	35	41	29	37	4	[3]
Net assets, end of period ($ x 1,000,000)	639		563	412	298	131	33

* Unaudited.
1 Effective October 27, 2009, the Investor Share class, the Select Share class and the Institutional Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2 Commencement of operations.
3 Not annualized.
4 Annualized.

22 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings as of April 30, 2012 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

98.9%		Common Stock	553,941,661	631,381,904
0.0%		Warrants	—	—
0.7%		Other Investment Company	4,712,628	4,712,628
0.1%		Short-Term Investment	799,922	799,922

99.7%		Total Investments	559,454,211	636,894,454
5.0%		Collateral Invested for Securities on Loan	31,624,888	31,624,888
(4	.7)%	Other Assets and Liabilities, Net		(29,765,750)

100.0%		Net Assets		638,753,592

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 98.9% of net assets

Automobiles & Components 1.0%
Thor Industries, Inc.	34,300	0.2	1,160,369
Other Securities		0.8	5,083,024

		1.0	6,243,393

Banks 8.7%
Citizens Republic Bancorp, Inc. *	66,550	0.2	1,122,698
Other Securities		8.5	54,411,566

		8.7	55,534,264

Capital Goods 9.9%
Brady Corp., Class A	35,500	0.2	1,101,565
CNH Global N.V. *	24,800	0.2	1,135,096
NACCO Industries, Inc., Class A	10,740	0.2	1,218,668
WABCO Holdings, Inc. *	18,600	0.2	1,172,358
Watsco, Inc.	15,745	0.2	1,132,853
Other Securities		8.9	57,594,134

		9.9	63,354,674

Commercial & Professional Supplies 4.3%
The Geo Group, Inc. *	59,980	0.2	1,242,186
Towers Watson & Co., Class A	17,315	0.2	1,132,401
Verisk Analytics, Inc., Class A *	23,900	0.2	1,169,905
Other Securities		3.7	23,901,585

		4.3	27,446,077

Consumer Durables & Apparel 3.9%
American Greetings Corp., Class A	70,400	0.2	1,126,400
Liz Claiborne, Inc. *	116,500	0.2	1,561,100
M.D.C. Holdings, Inc.	39,900	0.2	1,121,589
Skechers U.S.A., Inc., Class A *	67,245	0.2	1,255,464
The Ryland Group, Inc.	59,500	0.2	1,339,345
Other Securities		2.9	18,305,765

		3.9	24,709,663

Consumer Services 5.6%
Cracker Barrel Old Country Store, Inc.	19,120	0.2	1,099,782
The Cheesecake Factory, Inc. *	36,335	0.2	1,144,552
Other Securities		5.2	33,219,179

		5.6	35,463,513

Diversified Financials 2.2%
Other Securities		2.2	14,120,078

Energy 5.7%
Other Securities		5.7	36,045,251

Food & Staples Retailing 0.7%
The Andersons, Inc.	22,125	0.2	1,115,100
Other Securities		0.5	3,291,442

		0.7	4,406,542

Food, Beverage & Tobacco 2.0%
TreeHouse Foods, Inc. *	19,685	0.2	1,132,084
Other Securities		1.8	11,287,352

		2.0	12,419,436

Health Care Equipment & Services 5.7%
Amedisys, Inc. *	81,870	0.2	1,205,945
HealthSouth Corp. *	55,300	0.2	1,238,167
ResMed, Inc. *	32,340	0.2	1,099,883
The Cooper Cos., Inc.	14,100	0.2	1,243,197
Other Securities		4.9	31,725,850

		5.7	36,513,042

Household & Personal Products 0.8%
Other Securities		0.8	5,167,925

Insurance 2.7%
Other Securities		2.7	17,367,009

Materials 5.8%
Carpenter Technology Corp.	22,200	0.2	1,235,652
Compass Minerals International, Inc.	14,930	0.2	1,142,444
Georgia Gulf Corp. *	33,724	0.2	1,195,516
Louisiana-Pacific Corp. *	127,300	0.2	1,152,065

See financial notes 23

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)
NewMarket Corp.	5,095	0.2	1,137,306
Other Securities		4.8	31,112,767

		5.8	36,975,750

Media 2.2%
Other Securities		2.2	14,122,735

Pharmaceuticals, Biotechnology & Life Sciences 2.5%
Bio-Rad Laboratories, Inc., Class A *	10,400	0.2	1,123,096
Other Securities		2.3	15,052,560

		2.5	16,175,656

Real Estate 7.7%
Capstead Mortgage Corp.	86,550	0.2	1,188,331
Douglas Emmett, Inc.	53,600	0.2	1,245,664
Howard Hughes Corp. *	20,100	0.2	1,348,911
LaSalle Hotel Properties	41,140	0.2	1,209,927
Mid-America Apartment Communities, Inc.	16,845	0.2	1,146,639
Newcastle Investment Corp.	155,500	0.2	1,099,385
NorthStar Realty Finance Corp.	199,432	0.2	1,136,762
Pennsylvania Real Estate Investment Trust	79,500	0.2	1,120,155
Post Properties, Inc.	22,520	0.2	1,096,724
Sabra Health Care REIT, Inc.	66,933	0.2	1,120,458
Sunstone Hotel Investors, Inc. *	121,300	0.2	1,237,260
Other Securities		5.5	36,201,825

		7.7	49,152,041

Retailing 4.9%
Charming Shoppes, Inc. *	201,300	0.2	1,187,670
Chico’s FAS, Inc.	74,300	0.2	1,141,248
GNC Holdings, Inc., Class A	29,300	0.2	1,144,458
Sally Beauty Holdings, Inc. *	44,465	0.2	1,182,769
Other Securities		4.1	26,851,565

		4.9	31,507,710

Semiconductors & Semiconductor Equipment 3.7%
Skyworks Solutions, Inc. *	40,700	0.2	1,104,598
Other Securities		3.5	22,285,062

		3.7	23,389,660

Software & Services 7.2%
Other Securities		7.2	46,225,387

Technology Hardware & Equipment 5.9%
Arris Group, Inc. *	93,105	0.2	1,203,848
Other Securities		5.7	36,559,250

		5.9	37,763,098

Telecommunication Services 1.4%
Other Securities		1.4	8,780,101

Transportation 2.8%
Old Dominion Freight Line, Inc. *	25,250	0.2	1,122,867
US Airways Group, Inc. *	147,400	0.2	1,512,324
Other Securities		2.4	15,519,345

		2.8	18,154,536

Utilities 1.6%
Northwest Natural Gas Co.	24,505	0.2	1,119,878
Other Securities		1.4	9,224,485

		1.6	10,344,363

Total Common Stock
(Cost $553,941,661)			631,381,904

Warrants 0.0% of net assets

Energy 0.0%
Other Securities		0.0	—

Total Warrants
(Cost $—)			—

Other Investment Company 0.7% of net assets

Money Fund 0.7%
State Street Institutional U.S. Government Money Market Fund	4,712,628	0.7	4,712,628

Total Other Investment Company
(Cost $4,712,628)			4,712,628

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investment 0.1% of net assets

U.S. Treasury Obligation 0.1%
Other Securities		0.1	799,922

Total Short-Term Investment
(Cost $799,922)			799,922

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 5.0% of net assets

State Street Institutional U.S. Government Money Market Fund	31,624,888	5.0	31,624,888

Total Collateral Invested for Securities on Loan
(Cost $31,624,888)			31,624,888

End of Collateral Invested for Securities on Loan.

At 04/30/12 the tax basis cost of the fund’s investments was $564,706,890 and the unrealized appreciation and depreciation

24 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

were $119,668,780 and ($47,481,216), respectively, with a net unrealized appreciation of $72,187,564.

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	All or a portion of this security is on loan.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(d)	Illiquid security. At the period end, the value of these amounted to $95,839 or 0.0% of net assets.
(e)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

Russell 2000 Index, mini, Long, expires 06/15/12	75	6,111,750	74,309

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$554,705,215	$—	$—	$554,705,215
Consumer Services	35,431,395	—	32,118	35,463,513
Energy	36,015,725	—	29,526	36,045,251
Household & Personal Products	5,133,730	—	34,195	5,167,925
Warrants(a)	—	—	—	—
Other Investment Company(a)	4,712,628	—	—	4,712,628
Short-Term Investment(a)	—	799,922	—	799,922

Total	$635,998,693	$799,922	$95,839	$636,894,454

Other Financial Instruments
Collateral Invested for Securities on Loan	$31,624,888	$—	$—	$31,624,888
Futures Contract*	74,309	—	—	74,309

*	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in complete schedule of holdings.

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2011	(Losses)	(Losses)	Purchases	Sales	in**	out**	2012

Common Stock	$40,139	($593,218)	$107,804	$386,085	($15,165)	$170,194	$—	$95,839
Rights	6,053	217	(6,053)	—	(217)	—	—	—

Total	$46,192	($593,001)	$101,751	$386,085	($15,382)	$170,194	$—	$95,839

**	All security transfers in and out of Level 3 from Level 1 or Level 2 were the result of fair valued securities for which no quoted value was available.

There were no significant transfers between Level 1 and Level 2 for the period ended April 30, 2012.

All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying statements of operations. Changes in net unrealized gains (losses) for Level 3 investment held by the fund at April 30, 2012 are ($456,441).

See financial notes 25

 Schwab Fundamental US Small-Mid Company Index Fund

Statement of
Assets and Liabilities
As of April 30, 2012; unaudited

Assets

Investments, at value (cost $559,454,211) including securities on loan of $30,412,332		$636,894,454
Foreign currency, at value (cost $34)		30
Collateral invested for securities on loan		31,624,888
Receivables:
Investments sold		500,270
Fund shares sold		1,524,749
Dividends		229,290
Income from securities on loan		108,740
Interest		32
Prepaid expenses	+	6,890

Total assets		670,889,343

Liabilities

Collateral held for securities on loan		31,624,888
Payables:
Investment adviser and administrator fees		8,554
Shareholder service fees		6,750
Fund shares redeemed		267,312
Due to brokers for futures		61,909
Accrued expenses	+	166,338

Total liabilities		32,135,751

Net Assets

Total assets		670,889,343
Total liabilities	−	32,135,751

Net assets		$638,753,592

Net Assets by Source
Capital received from investors		537,356,612
Net investment income not yet distributed		2,502,045
Net realized capital gains		20,634,132
Net unrealized capital gains		78,260,803

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$638,753,592		62,076,214		$10.29

26 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Statement of
Operations
For November 1, 2011 through April 30, 2012; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $1,655)		$4,611,533
Interest		3,234
Securities on loan	+	758,808

Total investment income		5,373,575

Expenses

Investment adviser and administrator fees		842,255
Shareholder service fees		249,757
Index fee		179,117
Transfer agent fees		51,111
Portfolio accounting fees		30,930
Professional fees		23,154
Shareholder reports		20,956
Registration fees		20,398
Custodian fees		12,840
Trustees’ fees		4,731
Interest expense		162
Other expenses	+	6,408

Total expenses		1,441,819
Expense reduction by CSIM and its affiliates	−	418,131
Custody credits	−	25

Net expenses	−	1,023,663

Net investment income		4,349,912

Realized and Unrealized Gains (Losses)

Net realized gains on investments		25,012,939
Net realized losses on futures contracts	+	(36,527)

Net realized gains		24,976,412
Net unrealized gains on investments		30,319,428
Net unrealized losses on futures contracts		(244,380)
Net unrealized losses on foreign currency translations	+	(2)

Net unrealized gains	+	30,075,046

Net realized and unrealized gains		55,051,458

Increase in net assets resulting from operations		$59,401,370

See financial notes 27

 Schwab Fundamental US Small-Mid Company Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/11-4/30/12			11/1/10-10/31/11
Net investment income		$4,349,912	$6,660,972
Net realized gains		24,976,412	36,178,006
Net unrealized gains (losses)	+	30,075,046	(22,432,154)

Increase in net assets from operations		59,401,370	20,406,824

Distributions to Shareholders

Distributions from net investment income		(6,659,188)	(4,928,997)
Distributions from net realized gains	+	(39,248,349)	(22,135,589)

Total distributions		($45,907,537)	($27,064,586)

Transactions in Fund Shares

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		10,729,870	$106,781,956	28,330,596	$298,407,637
Shares reinvested		1,892,528	17,089,526	863,850	9,079,063
Shares redeemed	+	(6,229,446)	(61,773,093)	(14,343,010)	(150,006,790)

Net transactions in fund shares		6,392,952	$62,098,389	14,851,436	$157,479,910

Shares Outstanding and Net Assets

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		55,683,262	$563,161,370	40,831,826	$412,339,222
Total increase	+	6,392,952	75,592,222	14,851,436	150,822,148

End of period		62,076,214	$638,753,592	55,683,262	$563,161,370

Net investment income not yet distributed			$2,502,045		$4,811,321

28 See financial notes

Schwab Fundamental International Large Company Index Fund

Financial Statements

Financial Highlights

	11/1/11–		11/1/10–	11/1/09–	11/1/08–	11/1/07–	4/2/07[2]–
	4/30/12*		10/31/11	10/31/10	10/31/09[1]	10/31/08	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	7.26		8.09	7.69	6.01	11.40	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.12		0.23	0.21	0.16	0.28	0.08
Net realized and unrealized gains (losses)	(0.11)		(0.85)	0.41	1.81	(5.56)	1.32

Total from investment operations	0.01		(0.62)	0.62	1.97	(5.28)	1.40
Less distributions:
Distributions from net investment income	(0.24)		(0.21)	(0.22)	(0.29)	(0.09)	—
Distributions from net realized gains	—		—	—	—	(0.02)	—

Total distributions	(0.24)		(0.21)	(0.22)	(0.29)	(0.11)	—

Net asset value at end of period	7.03		7.26	8.09	7.69	6.01	11.40

Total return (%)	0.39	[3]	(7.88)	8.27	34.89	(46.70)	14.00	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.35	[4]	0.35	0.35	0.35	0.35	0.36	[5,6]
Gross operating expenses	0.56	[4]	0.57	0.61	0.76	0.74	1.28	[5]
Net investment income (loss)	3.39	[4]	3.24	2.70	2.80	3.41	2.30	[5]
Portfolio turnover rate	23	[3]	35	65	82	74	50	[3]
Net assets, end of period ($ x 1,000,000)	392		372	301	253	145	166

* Unaudited.
1 Effective October 19, 2009, the Investor Share class, the Select Share class and the Institutional Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2 Commencement of operations.
3 Not annualized.
4 Annualized
5 Annualized.
6 The ratio of net operating expenses would have been 0.35%, if interest expense had not been incurred.

See financial notes 29

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings as of April 30, 2012 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

97.9%		Common Stock	398,182,531	383,771,434
0.4%		Preferred Stock	1,394,128	1,845,479
0.0%		Warrants	—	149
0.9%		Other Investment Company	3,391,695	3,493,750
0.1%		Short-Term Investment	211,429	211,429

99.3%		Total Investments	403,179,783	389,322,241
3.9%		Collateral Invested for Securities on Loan	15,290,058	15,290,058
(3	.2)%	Other Assets and Liabilities, Net		(12,657,441)

100.0%		Net Assets		391,954,858

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 97.9% of net assets

Australia 5.1%
Australia & New Zealand Banking Group Ltd.	61,735	0.4	1,529,377
BHP Billiton Ltd.	51,148	0.5	1,897,960
Commonwealth Bank of Australia	33,021	0.5	1,781,250
National Australia Bank Ltd.	68,998	0.5	1,803,559
Westpac Banking Corp.	69,899	0.4	1,647,255
Other Securities		2.8	11,235,180

		5.1	19,894,581

Austria 0.4%
Other Securities		0.4	1,765,438

Belgium 0.8%
Other Securities		0.8	3,181,147

Canada 6.6%
Royal Bank of Canada	30,344	0.4	1,753,646
Other Securities		6.2	24,231,857

		6.6	25,985,503

China 0.0%
Other Securities		0.0	18,217

Cyprus 0.0%
Other Securities		0.0	177,692

Denmark 0.7%
Other Securities		0.7	2,577,013

Finland 1.0%
Other Securities		1.0	4,006,971

France 10.7%
AXA S.A.	178,354	0.6	2,534,437
BNP Paribas S.A.	65,138	0.7	2,628,932
France Telecom S.A.	170,895	0.6	2,342,639
GDF Suez	95,524	0.6	2,199,367
Sanofi	41,647	0.8	3,181,073
Societe Generale S.A.	63,652	0.4	1,506,913
Total S.A.	107,601	1.3	5,165,236
Other Securities		5.7	22,337,639

		10.7	41,896,236

Germany 8.4%
Allianz SE - Reg’d	26,736	0.8	2,982,168
BASF SE (c)	26,551	0.6	2,186,026
Daimler AG - Reg’d	46,465	0.7	2,570,981
Deutsche Bank AG - Reg’d	51,587	0.6	2,239,551
Deutsche Telekom AG - Reg’d	237,705	0.7	2,680,058
E.ON AG (c)	133,419	0.8	3,020,845
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d (c)	11,069	0.4	1,607,775
RWE AG	43,204	0.5	1,857,210
Siemens AG - Reg’d	24,021	0.6	2,229,638
Other Securities		2.7	11,529,748

		8.4	32,904,000

Greece 0.3%
Other Securities		0.3	1,146,801

Hong Kong 1.8%
Other Securities		1.8	7,124,465

Ireland 0.2%
Other Securities		0.2	693,497

Israel 0.4%
Other Securities		0.4	1,411,970

Italy 4.2%
Enel S.p.A.	594,513	0.5	1,949,643
Eni S.p.A.	151,965	0.9	3,376,633
Telecom Italia S.p.A. *	1,355,408	0.4	1,537,689
UniCredit S.p.A.	417,755	0.4	1,666,264
Other Securities		2.0	7,874,733

		4.2	16,404,962

30 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Japan 17.7%
Honda Motor Co., Ltd.	44,200	0.4	1,590,722
Mitsubishi UFJ Financial Group, Inc.	499,934	0.6	2,400,438
Sumitomo Mitsui Financial Group, Inc.	49,910	0.4	1,597,059
Toyota Motor Corp.	83,100	0.9	3,405,250
Other Securities		15.4	60,332,592

		17.7	69,326,061

Netherlands 2.9%
ING Groep N.V. CVA *	274,709	0.5	1,938,038
Other Securities		2.4	9,253,087

		2.9	11,191,125

New Zealand 0.1%
Other Securities		0.1	373,128

Norway 1.0%
Other Securities		1.0	3,825,444

Portugal 0.4%
Other Securities		0.4	1,462,213

Republic of Korea 4.1%
Samsung Electronics Co., Ltd.	2,684	0.8	3,285,112
Other Securities		3.3	12,905,489

		4.1	16,190,601

Singapore 0.9%
Other Securities		0.9	3,564,520

Spain 3.7%
Banco Bilbao Vizcaya Argentaria S.A.	272,011	0.5	1,840,711
Banco Santander S.A.	609,942	1.0	3,829,596
Telefonica S.A.	254,588	0.9	3,717,686
Other Securities		1.3	5,243,414

		3.7	14,631,407

Sweden 2.1%
Other Securities		2.1	8,215,051

Switzerland 4.7%
Nestle S.A. - Reg’d	57,324	0.9	3,513,345
Novartis AG - Reg’d	44,961	0.6	2,482,577
Roche Holding AG	10,824	0.5	1,978,200
Zurich Financial Services AG *	6,410	0.4	1,570,468
Other Securities		2.3	8,976,621

		4.7	18,521,211

United Kingdom 19.7%
AstraZeneca plc	43,970	0.5	1,926,827
Barclays plc	681,942	0.6	2,414,310
BP plc	972,291	1.8	7,023,926
British American Tobacco plc	30,876	0.4	1,583,615
GlaxoSmithKline plc	128,327	0.8	2,964,544
HSBC Holdings plc	674,213	1.6	6,086,238
Royal Dutch Shell plc, A Shares	149,322	1.4	5,325,708
Royal Dutch Shell plc, B Shares	111,423	1.0	4,077,474
Tesco plc	371,905	0.5	1,916,304
Vodafone Group plc	2,037,800	1.4	5,640,548
Other Securities		9.7	38,322,686

		19.7	77,282,180

Total Common Stock
(Cost $398,182,531)			383,771,434

Preferred Stock 0.4% of net assets

Germany 0.4%
Other Securities		0.4	1,713,338

Italy 0.0%
Other Securities		0.0	127,350

United Kingdom 0.0%
Other Securities		0.0	4,791

Total Preferred Stock
(Cost $1,394,128)			1,845,479

Warrants 0.0% of net assets

Spain 0.0%
Other Securities		0.0	149

Total Warrants
(Cost $—)			149

Other Investment Company 0.9% of net assets

United States 0.9%
iShares MSCI EAFE Index Fund	65,000	0.9	3,493,750

Total Other Investment Company
(Cost $3,391,695)			3,493,750

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investment 0.1% of net assets

Time Deposit 0.1%
Other Securities		0.1	211,429

Total Short-Term Investment
(Cost $211,429)			211,429

End of Investments.

See financial notes 31

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 3.9% of net assets

Wells Fargo Advantage Government Money Market Fund	15,290,058	3.9	15,290,058

Total Collateral Invested for Securities on Loan
(Cost $15,290,058)			15,290,058

End of Collateral Invested for Securities on Loan.

At 04/30/12, the tax basis cost of the fund’s investments was $430,328,900 unrealized appreciation and depreciation were $19,757,605 and ($60,764,264), respectively, with a net unrealized depreciation of ($41,006,659).

At 04/30/12, the values of certain foreign securities held by the fund aggregating $355,614,487 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2)

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $18,366 or 0.0% of net assets.
(c)	All or a portion of this security is on loan.

CVA —	Dutch Certificate
Reg’d —	Registered
REIT —	Real Estate Investment Trust.
RSP —	Risparmio (Convertible Savings Shares).

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$222,436,687	$—	$222,436,687
Belgium	775,965	2,405,182	—	3,181,147
Canada	25,985,503	—	—	25,985,503
China	—	—	18,217	18,217
Greece	102,554	1,044,247	—	1,146,801
Hong Kong	11,269	7,113,196	—	7,124,465
Ireland	114,531	578,966	—	693,497
Netherlands	484,248	10,706,877	—	11,191,125
Republic of Korea	115,014	16,075,587	—	16,190,601
Switzerland	2,179,241	16,341,970	—	18,521,211
United Kingdom	211,093	77,071,087	—	77,282,180
Preferred Stock(a)	—	1,840,688	—	1,840,688
United Kingdom	—	—	4,791	4,791
Warrants(a)	—	—	149	149
Other Investment Company(a)	3,493,750	—	—	3,493,750
Short-Term Investment(a)	—	211,429	—	211,429

Total	$33,473,168	$355,825,916	$23,157	$389,322,241

Other Financial Instruments
Collateral Invested for Securities on Loan	$15,290,058	$—	$—	$15,290,058

(a)	As categorized in complete schedule of holdings.

32 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2011	(Losses)	(Losses)	Purchases	Sales	in*	out*	2012

Common Stock
Canada	$27,028	$—	($27,028)	$—	$—	$—	$—	$—
China	24,258	—	(6,041)	—	—	—	—	18,217
United Kingdom	4,188	(74)	(22)	—	(4,092)	—	—	—
Preferred Stock
United Kingdom	—	—	27	4,764	—	—	—	4,791
Rights			—
Hong Kong	20,125	9,267	(20,125)	—	(9,267)	—	—	—
Republic of Korea	1,790	647	(1,790)	—	(647)	—	—	—
Warrants
Spain	—	—	(268)	—	—	417	—	149

Total	$77,389	$9,840	($55,247)	$4,764	($14,006)	$417	$—	$23,157

*	All security transfers in and out of Level 3 from Level 1 or Level 2 were the result of fair valued securities for which no quoted value was available.

There were no significant transfers between Level 1 and Level 2 for the period ended April 30, 2012.

All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying statements of operations. Changes in net unrealized gains (losses) for Level 3 investment held by the fund at April 30, 2012 are ($6,281).

See financial notes 33

 Schwab Fundamental International Large Company Index Fund

Statement of
Assets and Liabilities
As of April 30, 2012; unaudited

Assets

Investments, at value (cost $403,179,783) including securities on loan of $14,231,582		$389,322,241
Foreign currency, at value (cost $605,422)		605,584
Collateral invested for securities on loan		15,290,058
Receivables:
Dividends		1,875,969
Fund shares sold		459,375
Foreign tax reclaims		130,555
Income from securities on loan		84,546
Prepaid expenses	+	4,809

Total assets		407,773,137

Liabilities

Collateral held for securities on loan		15,290,058
Payables:
Investments bought		10,544
Investment adviser and administrator fees		3,220
Shareholder service fees		3,365
Fund shares redeemed		414,209
Accrued expenses	+	96,883

Total liabilities		15,818,279

Net Assets

Total assets		407,773,137
Total liabilities	−	15,818,279

Net assets		$391,954,858

Net Assets by Source
Capital received from investors		520,937,507
Net investment income not yet distributed		3,495,529
Net realized capital losses		(118,659,614)
Net unrealized capital losses		(13,818,564)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$391,954,858		55,777,907		$7.03

34 See financial notes

 Schwab Fundamental International Large Company Index Fund

Statement of
Operations
For November 1, 2011 through April 30, 2012; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $584,527)		$6,752,395
Interest		97
Securities on loan	+	202,600

Total investment income		6,955,092

Expenses

Investment adviser and administrator fees		558,526
Shareholder service fees		160,173
Index fee		114,033
Custodian fees		91,593
Portfolio accounting fees		34,144
Professional fees		24,412
Transfer agent fees		23,922
Registration fees		17,419
Shareholder reports		7,299
Trustees’ fees		4,041
Interest expense		1,302
Other expenses	+	7,541

Total expenses		1,044,405
Expense reduction by CSIM and its affiliates	−	391,490

Net expenses	−	652,915

Net investment income		6,302,177

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(5,533,273)
Net realized losses on foreign currency transactions	+	(47,137)

Net realized losses		(5,580,410)
Net unrealized losses on investments		(126,233)
Net unrealized gains on foreign currency translations	+	52,869

Net unrealized losses	+	(73,364)

Net realized and unrealized losses		(5,653,774)

Increase in net assets resulting from operations		$648,403

See financial notes 35

 Schwab Fundamental International Large Company Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/11-4/30/12			11/1/10-10/31/11
Net investment income		$6,302,177	$11,287,685
Net realized gains (losses)		(5,580,410)	3,313,328
Net unrealized losses	+	(73,364)	(43,691,063)

Increase (Decrease) in net assets from operations		648,403	(29,090,050)

Distributions to Shareholders

Distributions from net investment income		($12,260,320)	($8,005,998)

Transactions in Fund Shares

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		11,792,074	$81,535,665	22,477,614	$174,921,214
Shares reinvested		1,363,648	9,013,714	755,041	5,964,829
Shares redeemed	+	(8,668,778)	(59,244,596)	(9,127,025)	(72,203,924)

Net transactions in fund shares		4,486,944	$31,304,783	14,105,630	$108,682,119

Shares Outstanding and Net Assets

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		51,290,963	$372,261,992	37,185,333	$300,675,921
Total increase	+	4,486,944	19,692,866	14,105,630	71,586,071

End of period		55,777,907	$391,954,858	51,290,963	$372,261,992

Net investment income not yet distributed			$3,495,529		$9,453,672

36 See financial notes

Schwab Fundamental International Small-Mid Company Index Fund

Financial Statements

Financial Highlights

	11/1/11–		11/1/10–	11/1/09–	11/1/08–	1/31/08[2]–
	4/30/12*		10/31/11	10/31/10	10/31/09[1]	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	9.53		9.96	9.00	6.22	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.10	[3]	0.24 [3]	0.16 [3]	0.12 [3]	0.27	[3]
Net realized and unrealized gains (losses)	0.23		(0.40)	1.09	2.92	(4.05)

Total from investment operations	0.33		(0.16)	1.25	3.04	(3.78)
Less distributions:
Distributions from net investment income	(0.25)		(0.27)	(0.29)	(0.26)	—
Distributions from net realized gains	(0.39)		—	—	—	—

Total distributions	(0.64)		(0.27)	(0.29)	(0.26)	—

Net asset value at end of period	9.22		9.53	9.96	9.00	6.22

Total return (%)	4.14	[4]	(1.76)	14.32	51.19	(37.80)[4]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.46	[5,6]	0.54	0.55	0.55	0.56	[5,7]
Gross operating expenses	0.82	[5,6]	0.99	1.07	3.82	5.44	[5]
Net investment income (loss)	2.34	[5]	2.29	1.77	1.59	3.55	[5]
Portfolio turnover rate	35	[4]	63	63	81	132	[4]
Net assets, end of period ($ x 1,000,000)	98		93	74	47	3

* Unaudited.
1 Effective October 19, 2009, the Investor Share class, the Select Share class and the Institutional Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2 Commencement of operations.
3 Calculated based on the average shares outstanding during the period.
4 Not annualized.
5 Annualized.
6 The net operating and gross operating expense ratios would have been 0.55% and 0.91%, respectively, if vendor payments had not been included.
7 The ratio of net operating expenses would have been 0.55%, if interest expenses had not been incurred.

See financial notes 37

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings as of April 30, 2012 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

98.0%		Common Stock	94,785,736	96,511,949
0.3%		Preferred Stock	166,261	289,693
0.0%		Rights	—	—
0.0%		Warrants	—	—
1.0%		Other Investment Company	942,530	955,680
0.3%		Short-Term Investment	303,187	303,187

99.6%		Total Investments	96,197,714	98,060,509
1.7%		Collateral Invested for Securities on Loan	1,721,428	1,721,428
(1	.3)%	Other Assets and Liabilities, Net		(1,360,328)

100.0%		Net Assets		98,421,609

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 98.0% of net assets

Australia 5.2%
APA Group	26,831	0.1	145,287
Bank of Queensland Ltd.	18,980	0.1	146,612
UGL Ltd.	11,364	0.2	154,027
Other Securities		4.8	4,662,103

		5.2	5,108,029

Austria 0.8%
Andritz AG	2,902	0.2	152,021
Other Securities		0.6	692,522

		0.8	844,543

Belgium 1.0%
Other Securities		1.0	1,036,929

Canada 9.6%
AltaGas Ltd.	4,900	0.2	158,580
Groupe Aeroplan, Inc.	11,400	0.1	146,561
Progressive Waste Solutions Ltd.	7,000	0.2	151,855
RONA, Inc.	14,400	0.2	154,517
Other Securities		8.9	8,811,504

		9.6	9,423,017

Denmark 1.1%
Other Securities		1.1	1,067,517

Finland 1.6%
Other Securities		1.6	1,545,423

France 3.9%
Gecina S.A.	1,588	0.1	147,312
Gemalto N.V.	2,328	0.2	173,423
Havas S.A.	25,602	0.1	144,911
Societe BIC S.A.	1,577	0.2	173,712
Other Securities		3.3	3,176,579

		3.9	3,815,937

Germany 3.9%
Axel Springer AG (c)	3,268	0.2	149,103
Fraport AG	2,233	0.1	145,200
Kabel Deutschland Holding AG *	2,587	0.2	163,092
MTU Aero Engines Holding AG	1,956	0.2	164,807
QIAGEN N.V. *	9,158	0.2	151,424
Stada Arzneimittel AG	4,414	0.1	146,541
Other Securities		2.9	2,882,490

		3.9	3,802,657

Greece 0.3%
Other Securities		0.3	294,816

Hong Kong 5.6%
Hengan International Group Co., Ltd.	14,000	0.2	147,933
Hysan Development Co., Ltd.	33,000	0.2	149,175
VTech Holdings Ltd.	13,000	0.1	145,448
Other Securities		5.1	5,041,012

		5.6	5,483,568

Ireland 0.4%
Other Securities		0.4	411,985

Israel 1.1%
Other Securities		1.1	1,055,630

Italy 2.7%
Pirelli & C. S.p.A.	12,099	0.1	147,422
Other Securities		2.6	2,471,694

		2.7	2,619,116

Japan 32.0%
Aiful Corp. (c)*	69,500	0.2	150,936
Air Water, Inc.	12,000	0.2	151,263
Alps Electric Co., Ltd.	16,200	0.1	147,345
Ebara Corp.	36,000	0.1	145,646
Hitachi Chemical Co., Ltd.	8,600	0.2	159,423
Hitachi Construction Machinery Co., Ltd.	7,200	0.2	155,708
Keikyu Corp.	17,000	0.1	145,943

38 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)
Konami Corp.	5,200	0.2	150,388
Kyowa Hakko Kirin Co., Ltd.	14,000	0.1	147,160
Leopalace21 Corp. *	54,800	0.2	170,264
Minebea Co., Ltd.	32,000	0.1	144,993
NHK Spring Co., Ltd.	14,000	0.1	146,130
Oki Electric Industry Co., Ltd. *	123,000	0.2	209,387
Rengo Co., Ltd.	21,000	0.2	153,548
TOTO Ltd.	20,000	0.2	147,979
Yamazaki Baking Co., Ltd.	12,000	0.2	177,456
Other Securities		29.4	29,000,992

		32.0	31,504,561

Netherlands 1.4%
Other Securities		1.4	1,415,416

New Zealand 0.6%
Other Securities		0.6	555,389

Norway 1.4%
Subsea 7 S.A. *	5,611	0.1	145,319
Other Securities		1.3	1,213,634

		1.4	1,358,953

Portugal 0.5%
Other Securities		0.5	549,871

Republic of Korea 6.0%
CJ CheilJedang Corp.	498	0.2	164,523
NHN Corp.	695	0.2	157,115
Other Securities		5.6	5,569,714

		6.0	5,891,352

Singapore 2.5%
Ascendas REIT	88,000	0.1	147,627
Other Securities		2.4	2,319,955

		2.5	2,467,582

Spain 1.7%
Other Securities		1.7	1,709,646

Sweden 2.3%
Other Securities		2.3	2,297,335

Switzerland 3.3%
Logitech International S.A. - Reg’d (c)*	14,660	0.2	149,554
OC Oerlikon Corp. AG - Reg’d *	17,355	0.2	171,552
Other Securities		2.9	2,932,525

		3.3	3,253,631

United Kingdom 9.1%
Aberdeen Asset Management plc	34,475	0.2	158,670
Bellway plc	11,548	0.1	147,562
London Stock Exchange Group plc	9,967	0.2	175,974
Petrofac Ltd.	5,457	0.2	154,102
Other Securities		8.4	8,362,738

		9.1	8,999,046

Total Common Stock
(Cost $94,785,736)			96,511,949

Preferred Stock 0.3% of net assets

Germany 0.3%
Other Securities		0.3	265,262

Republic of Korea 0.0%
Other Securities		0.0	19,639

Sweden 0.0%
Other Securities		0.0	4,792

Total Preferred Stock
(Cost $166,261)			289,693

Rights 0.0% of net assets

United Kingdom 0.0%
Other Securities		0.0	—

Total Rights
(Cost $—)			—

Warrants 0.0% of net assets

Netherlands 0.0%
Other Securities		0.0	—

Total Warrants
(Cost $—)			—

Other Investment Company 1.0% of net assets

United States 1.0%
iShares MSCI EAFE Small Cap Index Fund	24,000	1.0	955,680

Total Other Investment Company
(Cost $942,530)			955,680

See financial notes 39

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
Bank of America
0.03%, 05/01/12	303,187	0.3	303,187

Total Short-Term Investment
(Cost $303,187)			303,187

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 1.7% of net assets

Wells Fargo Advantage Government Money Market Fund	1,721,428	1.7	1,721,428

Total Collateral Invested for Securities on Loan
(Cost $1,721,428)			1,721,428

End of Collateral Invested for Securities on Loan.

At 04/30/12, the tax basis cost of the fund’s investments was $96,680,688 and the unrealized appreciation and depreciation were $12,098,751 and ($10,718,930), respectively, with a net unrealized appreciation of $1,379,821.

At 04/30/12, the values of certain foreign securities held by the fund aggregating $86,253,323 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2)

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $115,765 or 0.1% of net assets.
(c)	All or a portion of this security is on loan.

CVA —	Dutch Certificate.
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares).

40 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$48,731,899	$—	$48,731,899
Australia	34,512	5,041,368	32,149	5,108,029
Canada	9,423,017	—	—	9,423,017
France	94,045	3,721,892	—	3,815,937
Hong Kong	—	5,438,144	45,424	5,483,568
Ireland	162,891	249,094	—	411,985
Italy	6,332	2,612,784	—	2,619,116
Netherlands	—	1,405,501	9,915	1,415,416
Norway	95,680	1,263,273	—	1,358,953
Republic of Korea	139,684	5,698,324	53,344	5,891,352
Switzerland	98,513	3,155,118	—	3,253,631
United Kingdom	348,021	8,651,025	—	8,999,046
Preferred Stock(a)	—	284,901	—	284,901
Sweden	4,792	—	—	4,792
Rights(a)	—	—	—	—
Warrants(a)	—	—	—	—
Other Investment Company(a)	955,680	—	—	955,680
Short-Term Investment(a)	—	303,187	—	303,187

Total	$11,363,167	$86,556,510	$140,832	$98,060,509

Other Financial Instruments
Collateral Invested for Securities on Loan	$1,721,428	$—	$—	$1,721,428

(a)	As categorized in complete schedule of holdings.

See financial notes 41

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2011	(Losses)	(Losses)	Purchases	Sales	in*	out*	2012

Common Stock
Australia	$—	($13,386)	($8,220)	$11,291	($6,685)	$49,149	$—	$32,149
Hong Kong	—	—	(23,663)	45,906	—	23,181	—	45,424
Netherlands	9,824	—	91	—	—	—	—	9,915
Republic of Korea	124,137	—	(20,518)	—	—	73,862	(124,137)	53,344
Spain	—	—	(10,410)	—	—	10,410	—	—
Sweden	64,107	21,795	(22,704)	—	(63,198)	—	—	—
Preferred Stock
United Kingdom	1,741	(5)	5	—	(1,741)	—	—	—
Rights
Australia	3,656	935	(3,656)	—	(935)	—	—	—
Republic of Korea	9,073	3,350	(9,073)	—	(3,350)	—	—	—

Total	$212,538	$12,689	($98,148)	$57,197	($75,909)	$156,602	($124,137)	$140,832

*	All security transfers in and out of Level 3 from Level 1 or Level 2 were the result of fair valued securities for which no quoted value was available.

There were no significant transfers between Level 1 and Level 2 for the period ended April 30, 2012.

All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying statements of operations. Changes in net unrealized gains (losses) for Level 3 investment held by the fund at April 30, 2012 are ($83,474).

42 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Statement of
Assets and Liabilities
As of April 30, 2012; unaudited

Assets

Investments, at value (cost $96,197,714) including securities on loan of $1,509,707		$98,060,509
Foreign currency, at value (cost $60,469)		60,527
Collateral invested for securities on loan		1,721,428
Receivables:
Dividends		474,546
Fund shares sold		117,040
Foreign tax reclaims		14,066
Income from securities on loan		10,844
Prepaid expenses	+	1,015

Total assets		100,459,975

Liabilities

Collateral held for securities on loan		1,721,428
Payables:
Investments bought		199,050
Investment adviser and administrator fees		829
Shareholder service fees		983
Fund shares redeemed		72,295
Accrued expenses	+	43,781

Total liabilities		2,038,366

Net Assets

Total assets		100,459,975
Total liabilities	−	2,038,366

Net assets		$98,421,609

Net Assets by Source
Capital received from investors		97,891,444
Distributions in excess of net investment income		(42,975)
Net realized capital losses		(1,300,636)
Net unrealized capital gains		1,873,776

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$98,421,609		10,673,535		$9.22

See financial notes 43

 Schwab Fundamental International Small-Mid Company Index Fund

Statement of
Operations
For November 1, 2011 through April 30, 2012; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $107,936)		$1,241,118
Interest		33
Securities on loan	+	52,441

Total investment income		1,293,592

Expenses

Investment adviser and administrator fees		184,355
Shareholder service fees		33,940
Custodian fees		47,813
Portfolio accounting fees		34,096
Professional fees		23,411
Transfer agent fees		22,582
Registration fees		12,289
Shareholder reports		5,131
Index fee[1]		4,361
Trustees’ fees		3,142
Interest expense		400
Other expenses	+	8,074

Total expenses		379,594
Expense reduction by CSIM and its affiliates	−	165,706

Net expenses	−	213,888

Net investment income		1,079,704

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(716,119)
Net realized gains on foreign currency transactions	+	1,329

Net realized losses		(714,790)
Net unrealized gains on investments		3,194,120
Net unrealized gains on foreign currency translations	+	14,624

Net unrealized gains	+	3,208,744

Net realized and unrealized gains		2,493,954

Increase in net assets resulting from operations		$3,573,658

[1]	Index fees are net of vendor payments of $40,000.

44 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/11-4/30/12			11/1/10-10/31/11
Net investment income		$1,079,704	$2,100,406
Net realized gains (losses)		(714,790)	4,379,938
Net unrealized gains (losses)	+	3,208,744	(9,760,905)

Increase (Decrease) in net assets from operations		3,573,658	(3,280,561)

Distributions to Shareholders

Distributions from net investment income		(2,493,429)	(2,008,011)
Distributions from net realized gains	+	(3,900,690)	—

Total distributions		($6,394,119)	($2,008,011)

Transactions in Fund Shares

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,292,457	$20,657,707	4,357,124	$45,080,122
Shares reinvested		531,718	4,487,698	127,659	1,268,928
Shares redeemed	+	(1,855,880)	(16,411,407)	(2,197,870)	(22,426,178)

Net transactions in fund shares		968,295	$8,733,998	2,286,913	$23,922,872

Shares Outstanding and Net Assets

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		9,705,240	$92,508,072	7,418,327	$73,873,772
Total increase	+	968,295	5,913,537	2,286,913	18,634,300

End of period		10,673,535	$98,421,609	9,705,240	$92,508,072

(Distributions in excess of net investment income)/Net investment income not yet distributed			($42,975)		$1,370,750

See financial notes 45

Schwab Fundamental Emerging Markets Index Fund

Financial Statements

Financial Highlights

	11/1/11–		11/1/10–	11/1/09–	11/1/08–	1/31/08[2]–
	4/30/12*		10/31/11	10/31/10	10/31/09[1]	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	9.17		10.81	8.91	5.74	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.06		0.24	0.17	0.05	0.16
Net realized and unrealized gains (losses)	0.28		(1.37)	1.81	3.27	(4.42)

Total from investment operations	0.34		(1.13)	1.98	3.32	(4.26)
Less distributions:
Distributions from net investment income	(0.22)		(0.15)	(0.08)	(0.15)	—
Distributions from net realized gains	(0.17)		(0.36)	—	—	—

Total distributions	(0.39)		(0.51)	(0.08)	(0.15)	—

Net asset value at end of period	9.12		9.17	10.81	8.91	5.74

Total return (%)	4.15	[3]	(10.99)	22.36	59.55	(42.60)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.61	[4,5]	0.61 [4]	0.61 [4]	0.61 [4]	0.61	[4,5]
Gross operating expenses	0.88	[5]	0.91	0.98	1.70	4.06	[5]
Net investment income (loss)	1.33	[5]	2.51	2.31	1.56	2.31	[5]
Portfolio turnover rate	38	[3]	56	91	103	159	[3]
Net assets, end of period ($ x 1,000,000)	349		310	294	119	6

* Unaudited.
1 Effective October 19, 2009, the Investor Share class, the Select Share and the Institutional Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2 Commencement of operations.
3 Not annualized.
4 The ratio of net operating expenses would have been 0.60%, if interest expenses had not been incurred.
5 Annualized.

46 See financial notes

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings as of April 30, 2012 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

88.8%	Common Stock	302,779,011	309,600,525
10.4%	Preferred Stock	40,542,555	36,190,063
0.0%	Rights	—	1,589
0.4%	Other Investment Company	1,479,785	1,477,000
0.1%	Short-Term Investment	233,014	233,014

99.7%	Total Investments	345,034,365	347,502,191
0.1%	Collateral Invested for Securities on Loan	506,200	506,200
0.2%	Other Assets and Liabilities, Net		671,208

100.0%	Net Assets		348,679,599

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 88.8% of net assets

Brazil 9.0%
Banco do Brasil S.A.	223,700	0.8	2,767,278
Companhia Siderurgica Nacional S.A.	197,500	0.5	1,694,056
Petroleo Brasileiro S.A. - Petrobras	599,200	2.0	7,038,317
Vale S.A.	169,100	1.1	3,779,167
Other Securities		4.6	15,993,768

		9.0	31,272,586

Chile 1.6%
Other Securities		1.6	5,781,634

China 16.8%
Bank of China Ltd., Class H	13,466,234	1.6	5,607,632
China Construction Bank Corp., Class H	8,796,000	2.0	6,826,081
China Life Insurance Co., Ltd., Class H *	674,000	0.5	1,794,556
China Mobile Ltd.	714,500	2.3	7,904,888
China Petroleum & Chemical Corp., Class H	3,510,000	1.1	3,728,008
China Unicom (Hong Kong) Ltd.	1,001,056	0.5	1,750,823
CNOOC Ltd.	1,470,000	0.9	3,106,327
Industrial & Commercial Bank of China Ltd., Class H	7,831,172	1.5	5,203,296
PetroChina Co., Ltd., Class H	2,911,000	1.2	4,342,326
Other Securities		5.2	18,460,550

		16.8	58,724,487

Czech Republic 0.8%
CEZ A/S	41,155	0.5	1,659,475
Other Securities		0.3	1,059,551

		0.8	2,719,026

Egypt 0.6%
Other Securities		0.6	1,975,887

Hungary 1.2%
MOL Hungarian Oil & Gas plc *	18,610	0.4	1,538,581
OTP Bank Nyrt. plc	105,904	0.5	1,856,464
Other Securities		0.3	649,016

		1.2	4,044,061

India 5.7%
Reliance Industries Ltd.	186,056	0.8	2,624,330
Other Securities		4.9	17,207,072

		5.7	19,831,402

Indonesia 1.7%
PT Telekomunikasi Indonesia Tbk	1,653,000	0.4	1,524,176
Other Securities		1.3	4,358,034

		1.7	5,882,210

Malaysia 3.6%
Public Bank Berhad	344,900	0.4	1,557,232
Other Securities		3.2	10,919,244

		3.6	12,476,476

Mexico 2.7%
America Movil S.A.B. de C.V., Series L	4,566,800	1.7	6,096,803
Other Securities		1.0	3,455,341

		2.7	9,552,144

Poland 2.5%
KGHM Polska Miedz S.A.	35,362	0.4	1,563,595
Polski Koncern Naftowy Orlen S.A. *	154,565	0.5	1,803,225
Other Securities		1.6	5,401,124

		2.5	8,767,944

Russia 11.4%
Gazprom ADR	1,037,398	3.4	12,015,197
LUKOIL ADR	169,646	3.0	10,436,830
Mobile TeleSystems ADR	102,651	0.6	2,007,854
Rosneft Oil Co. GDR - Reg’d *	306,272	0.6	2,193,063
Sberbank of Russia ADR	199,747	0.7	2,567,382
Tatneft ADR	58,865	0.6	2,185,031

See financial notes 47

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)
Other Securities		2.5	8,253,493

		11.4	39,658,850

South Africa 10.1%
FirstRand Ltd.	572,605	0.5	1,862,244
Impala Platinum Holdings Ltd.	85,819	0.5	1,675,285
MTN Group Ltd.	200,376	1.0	3,504,146
Sasol Ltd.	69,929	1.0	3,324,741
Standard Bank Group Ltd.	232,755	1.0	3,438,325
Other Securities		6.1	21,460,123

		10.1	35,264,864

Taiwan 17.3%
Asustek Computer, Inc.	184,041	0.5	1,848,796
AU Optronics Corp.	4,142,800	0.5	1,864,146
China Steel Corp.	2,120,733	0.6	2,105,422
Chunghwa Telecom Co., Ltd.	622,906	0.6	1,947,713
Compal Electronics, Inc.	1,385,305	0.5	1,585,949
Formosa Chemicals & Fibre Corp.	668,420	0.6	1,929,297
Formosa Plastics Corp.	821,820	0.7	2,324,435
Hon Hai Precision Industry Co., Ltd.	1,617,042	1.5	5,084,263
Nan Ya Plastics Corp.	1,231,160	0.7	2,526,099
Quanta Computer, Inc.	661,500	0.5	1,730,855
Taiwan Semiconductor Manufacturing Co., Ltd.	2,700,689	2.3	7,982,248
Other Securities		8.3	29,525,365

		17.3	60,454,588

Thailand 1.7%
PTT PCL	144,687	0.5	1,646,844
Other Securities		1.2	4,332,788

		1.7	5,979,632

Turkey 2.1%
Other Securities		2.1	7,214,734

Total Common Stock
(Cost $302,779,011)			309,600,525

Preferred Stock 10.4% of net assets

Brazil 10.3%
Banco Bradesco S.A.	234,878	1.1	3,774,264
Companhia de Bebidas das Americas	37,069	0.4	1,561,404
Itau Unibanco Holding S.A.	268,300	1.2	4,222,648
Petroleo Brasileiro S.A.	864,600	2.8	9,656,813
Vale S.A., Class A	215,000	1.3	4,675,262
Other Securities		3.5	12,024,337

		10.3	35,914,728

Chile 0.1%
Other Securities		0.1	275,335

Total Preferred Stock
(Cost $40,542,555)			36,190,063

Rights 0.0% of net assets

Brazil 0.0%
Other Securities		0.0	1,589

Total Rights
(Cost $—)			1,589

Other Investment Company 0.4% of net assets

United States 0.4%
Other Securities		0.4	1,477,000

Total Other Investment Company
(Cost $1,479,785)			1,477,000

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investment 0.1% of net assets

Time Deposit 0.1%
Other Securities		0.1	233,014

Total Short-Term Investment
(Cost $233,014)			233,014

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 0.1% of net assets

Wells Fargo Advantage Government Money Market Fund	506,200	0.1	506,200

Total Collateral Invested for Securities on Loan
(Cost $506,200)			506,200

End of Collateral Invested for Securities on Loan.

At 04/30/12, the tax basis cost of the fund’s investments was $349,568,887 and the unrealized appreciation and depreciation were $30,846,370 and ($32,913,066), respectively, with a net unrealized depreciation of ($2,066,696).

48 See financial notes

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

At 04/30/12, the values of certain foreign securities held by the fund aggregating $250,558,288 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2)

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $218,943 or 0.1% of net assets.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
Reg’d —	Registered

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$125,160,042	$—	$125,160,042
Brazil	31,272,586	—	—	31,272,586
Chile	5,781,634	—	—	5,781,634
Czech Republic	2,406,889	312,137	—	2,719,026
Egypt	1,975,887	—	—	1,975,887
India	713,196	19,118,206	—	19,831,402
Mexico	9,552,144	—	—	9,552,144
Russia	2,007,854	37,650,996	—	39,658,850
Taiwan	365,542	60,089,046	—	60,454,588
Thailand	4,843,906	1,135,726	—	5,979,632
Turkey	122,599	7,092,135	—	7,214,734
Preferred Stock
Brazil(a)	35,914,728	—	—	35,914,728
Chile(a)	275,335	—	—	275,335
Rights(a)	—	—	1,589	1,589
Other Investment Company(a)	1,477,000	—	—	1,477,000
Short-Term Investment(a)	—	233,014	—	233,014

Total	$96,709,300	$250,791,302	$1,589	$347,502,191

Other Financial Instruments
Collateral Invested for Securities on Loan	$506,200	$—	$—	$506,200

(a)	As categorized in complete schedule of holdings.

See financial notes 49

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2011	(Losses)	(Losses)	Purchases	Sales	in*	out*	2012

Rights
Brazil	$—	$—	$1,589	$—	$—	$—	$—	$1,589
Colombia	—	33	—	—	(33)	—	—	—

Total	$—	$33	$1,589	$—	($33)	$—	$—	$1,589

*	All security transfers in and out of Level 3 from Level 1 or Level 2 were the result of fair valued securities for which no quoted value was available.

There were no significant transfers between Level 1 and Level 2 for the period ended April 30, 2012.

All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying statements of operations. Changes in net unrealized gains (losses) for Level 3 investment held by the fund at April 30, 2012 are $1,589.

50 See financial notes

 Schwab Fundamental Emerging Markets Index Fund

Statement of
Assets and Liabilities
As of April 30, 2012; unaudited

Assets

Investments, at value (cost $345,034,365) including securities on loan of $449,466		$347,502,191
Foreign currency, at value (cost $301,384)		300,449
Collateral invested for securities on loan		506,200
Receivables:
Dividends		1,012,332
Fund shares sold		416,648
Income from securities on loan		1,846
Prepaid expenses	+	3,190

Total assets		349,742,856

Liabilities

Collateral held for securities on loan		506,200
Payables:
Investments bought		174,380
Investment adviser and administrator fees		7,771
Fund shares redeemed		251,326
Accrued expenses	+	123,580

Total liabilities		1,063,257

Net Assets

Total assets		349,742,856
Total liabilities	−	1,063,257

Net assets		$348,679,599

Net Assets by Source
Capital received from investors		348,859,983
Net investment income not yet distributed		1,320,036
Net realized capital losses		(3,951,217)
Net unrealized capital gains		2,450,797

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$348,679,599		38,231,262		$9.12

See financial notes 51

 Schwab Fundamental Emerging Markets Index Fund

Statement of
Operations
For November 1, 2011 through April 30, 2012; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $240,589)		$3,132,483
Interest		90
Securities on loan	+	13,522

Total investment income		3,146,095

Expenses

Investment adviser and administrator fees		812,980
Shareholder service fees		107,279
Index fee		170,726
Custodian fees		166,273
Transfer agent fees		58,659
Portfolio accounting fees		29,606
Professional fees		24,629
Registration fees		22,056
Interest expense		11,608
Shareholder reports		10,152
Trustees’ fees		3,849
Other expenses	+	18,108

Total expenses		1,435,925
Expense reduction by CSIM and its affiliates	−	448,742

Net expenses	−	987,183

Net investment income		2,158,912

Realized and Unrealized Gains (Losses)

Net realized gains on investments		1,148,150
Net realized losses on foreign currency transactions	+	(130,170)

Net realized gains		1,017,980
Net unrealized gains on investments		8,998,430
Net unrealized losses on foreign currency translations	+	(30,633)

Net unrealized gains	+	8,967,797

Net realized and unrealized gains		9,985,777

Increase in net assets resulting from operations		$12,144,689

52 See financial notes

 Schwab Fundamental Emerging Markets Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/11-4/30/12			11/1/10-10/31/11
Net investment income		$2,158,912	$7,932,589
Net realized gains		1,017,980	4,801,593
Net unrealized gains (losses)	+	8,967,797	(50,393,763)

Increase (Decrease) in net assets from operations		12,144,689	(37,659,581)

Distributions to Shareholders

Distributions from net investment income		(7,541,071)	(4,207,384)
Distributions from net realized gains	+	(5,755,205)	(9,830,980)

Total distributions		($13,296,276)	($14,038,364)

Transactions in Fund Shares

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		11,911,132	$106,236,178	17,110,504	$176,362,625
Shares reinvested		938,276	7,843,990	806,425	8,346,494
Shares redeemed	+	(8,444,941)	(74,583,345)	(11,306,201)	(117,012,298)

Net transactions in fund shares		4,404,467	$39,496,823	6,610,728	$67,696,821

Shares Outstanding and Net Assets

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		33,826,795	$310,334,363	27,216,067	$294,335,487
Total increase	+	4,404,467	38,345,236	6,610,728	15,998,876

End of period		38,231,262	$348,679,599	33,826,795	$310,334,363

Net investment income not yet distributed			$1,320,036		$6,702,195

See financial notes 53

 Schwab Fundamental Index Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)	Schwab Premier Equity Fund
Schwab Fundamental US Large Company Index Fund	Schwab Core Equity Fund
Schwab Fundamental US Small-Mid Company Index Fund	Schwab Dividend Equity Fund
Schwab Fundamental International Large	Schwab Large-Cap Growth Fund
Company Index Fund	Schwab Small-Cap Equity Fund
Schwab Fundamental International	Schwab Hedged Equity Fund
Small-Mid Company Index Fund	Schwab Financial Services Fund
Schwab Fundamental Emerging Markets Index Fund	Schwab Health Care Fund
Schwab S&P 500 Index Fund	Schwab International Core Equity Fund
Schwab Small-Cap Index Fund	Schwab Target 2010 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2015 Fund
Schwab International Index Fund	Schwab Target 2020 Fund
Schwab MarketTrack All Equity Portfolio	Schwab Target 2025 Fund
Schwab MarketTrack Growth Portfolio	Schwab Target 2030 Fund
Schwab MarketTrack Balanced Portfolio	Schwab Target 2035 Fund
Schwab MarketTrack Conservative Portfolio	Schwab Target 2040 Fund
Laudus Small-Cap MarketMasters Fund	Schwab Monthly Income Fund-Moderate Payout
Laudus International MarketMasters Fund	Schwab Monthly Income Fund-Enhanced Payout
Schwab Balanced Fund	Schwab Monthly Income Fund-Maximum Payout

Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 10) at closing net asset value per share (“NAV”), which is the price for all outstanding shares of the funds. Each share has a par value of 1/1,000 of a cent, and the Board of Trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended, when a security’s primary pricing source is unable or unwilling to provide a price, or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	International fair valuation: The Board of Trustees has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who

54

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Futures and forward foreign currency exchange contracts: valued at their settlement prices as of the close of their exchanges (for futures) or at a value based on that day’s exchange rates (for forwards).

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted prices for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

 55

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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.

The levels associated with valuing the funds’ investments for the period ended April 30, 2012 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses until the contract is closed, at which time the gains or losses are realized. Futures are traded publicly on exchanges, and their market value changes daily.

Forward Foreign Currency Exchange Contracts: “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. The value of the forward foreign currency exchange contracts are accounted for as unrealized gains or losses until the contracts settle, at which time the gains or losses are realized.

Securities Lending: Under the Securities Lending Program, a fund (the “lender”) may make short-term loans of its securities to another party (the “borrower”) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. The initial collateral received by a fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan and is marked to market daily. The cash collateral of securities loaned is invested in money market portfolios registered under Rule 2a-7 of the 1940 Act. Securities lending income, as disclosed in a fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent which are subject to adjustments pursuant to the securities lending agreement.

If applicable, the value of the securities on loan as of April 30, 2012 and the value of the related collateral are disclosed in the complete Portfolio Holdings and the Statement of Assets and Liabilities.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the funds on the sale of securities in certain foreign countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly. A fund records the daily change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

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 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year.

(g) Custody Credit:

Certain funds have an arrangement with their custodian bank, under which the funds receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Foreign Taxes:

The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges, capital gains on investments on currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of April 30, 2012, if any, are reflected in the funds’ Statement of Assets and Liabilities.

(k) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(l) New Accounting Pronouncements:

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Updates (“ASU”) related to accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as

 57

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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new and existing transfers that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, the FASB issued an update to requirements relating to “Fair Value Measurement which represents amendments to achieve common fair value measurement and disclosure requirements in US GAAP and IFRS.” The amendments include (i) those that clarify the FASB’s intent about the application of existing fair value measurement and disclosure requirements and (ii) those that change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The amendments that change a particular principle or requirement for measuring fair value or disclosing information about fair value measurements relate to (i) measuring the fair value of the financial instruments that are managed within a portfolio; (ii) application of premium and discount in a fair value measurement; and (iii) additional disclosures about fair value measurements. The update is effective for annual periods beginning after December 15, 2011 with early adoption prohibited.

At this time, management is evaluating the implications of these changes and their impact on the financial statements.

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in a fund will fluctuate, which means that you could lose money.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

As an index fund, each fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error”. Tracking error can be caused by many factors and it may be significant. For example, a fund may not invest in certain securities in the benchmark Index, or match the securities’ weightings to the benchmark, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error.

Each fund invests in companies measured by its respective Index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, a fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, the fund’s performance may be below that of the Index.

If a fund uses a sampling method, the fund will not fully replicate the benchmark Index and may hold securities not included in the Index. As a result, the fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach, it may not track the return of the Index as well as it would if the fund purchased all of the securities in its benchmark Index.

To the extent that a fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.

Although certain indices encompass stocks from many different sectors of the economy, their performance may primarily reflect that of large company stocks, which tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investments — bonds or mid or small company stocks, for instance — a fund’s large-cap holdings could reduce performance.

Historically, mid- and small-cap stocks have been riskier than large-cap stocks. Mid- and small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. During a period when mid- and small-cap stocks fall behind other types of investments — bonds or large-cap stocks, for instance — a fund’s small- and mid-cap holdings could reduce performance.

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Financial Notes, unaudited (continued)

3. Risk Factors (continued):

A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

A fund may purchase shares of ETF’s to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When a fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio securities.

The funds may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount.

A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gain. These risks could cause a fund to lose more than the principal amount invested.

A particular investment may be difficult to purchase or sell. A fund may be unable to sell illiquid securities at an advantageous time or price.

Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

For its advisory and administrative services to the following funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

			Schwab	Schwab
	Schwab	Schwab	Fundamental	Fundamental	Schwab
	Fundamental	Fundamental	International	International	Fundamental
	US Large	US Small-Mid	Large	Small-Mid	Emerging
	Company	Company	Company	Company	Markets
% of Average Daily Net Assets	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

First $500 million	0.30%	0.30%	0.30%	0.40%	0.50%
$500 million to $5 billion	0.22%	0.22%	0.22%	0.38%	0.48%
$5 billion to $10 billion	0.20%	0.20%	0.20%	0.36%	0.46%
over $10 billion	0.18%	0.18%	0.18%	0.34%	0.44%

The Board of Trustees has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.10%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Although these agreements specify certain fees for these services, CSIM and Schwab have made an additional agreement (“expense limitation”) with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the funds’ Board of Trustees, to limit the total annual fund operating expenses, excluding interest, taxes and certain non-routine expenses. The expense limitation as a percentage of average daily net assets is as follows:

		Schwab	Schwab
Schwab	Schwab	Fundamental	Fundamental	Schwab
Fundamental	Fundamental	International	International	Fundamental
US Large	US Small-Mid	Large	Small-Mid	Emerging
Company	Company	Company	Company	Markets
Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

0.35%	0.35%	0.35%	0.55%	0.60%

CSIM has entered into a license agreement with FTSE to use certain FTSE indexes and trademarks in connection with the offering and operation of certain registered investment companies. The funds have entered into a sub-license agreement with CSIM pursuant to which CSIM has agreed to sub-license certain FTSE indexes and trademarks to the funds. Under the sub-license agreement, each fund pays its pro rata share of licensing fees.

The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corporation shares owned by the Schwab Fundamental US Large Company Index Fund during the report period:

	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received
	Held at	Gross	Gross	Held at	Value at	11/01/11	11/01/11
Fund	10/31/11	Additions	Sales	04/30/12	04/30/12	to 04/30/12	to 04/30/12

Schwab Fundamental US Large Company Index Fund	94,515	46,700	—	141,215	$2,019,375	$—	$11,342

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 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

The funds may also let a related party own shares of the funds. As of April 30, 2012, the shares owned by Schwab Charitable Giving Trust (an affiliate of Schwab) as a percentage of the total shares of the Schwab Fundamental International Large Company Index Fund was 12.2%.

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended April 30, 2012, each fund’s total aggregate security transactions with other Schwab Funds were as follows:

Schwab Fundamental US Large Company Index Fund	$18,319,026
Schwab Fundamental US Small-Mid Company Index Fund	18,319,026
Schwab Fundamental International Large Company Index Fund	—
Schwab Fundamental International Small-Mid Company Index Fund	—
Schwab Fundamental Emerging Markets Index Fund	—

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

5. Transfer Agent Services:

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agent services for each fund.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:

Certain funds entered into equity index futures contracts (“futures”) during the report period. The funds invested in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The fair value and due to brokers for futures contracts held at April 30, 2012 and the realized/unrealized gains (losses) on futures contracts held during the period ended April 30, 2012 are presented on the face of the Portfolio Holdings, Statement of Assets and Liabilities and Statement of Operations, respectively. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period, the

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Financial Notes, unaudited (continued)

8. Derivatives (continued):

monthly average contract values of futures contracts held by the funds and the monthly average number of contracts were as follows:

	Contract Values	Number of Contracts

Schwab Fundamental US Large Company Index Fund	$9,870,117	148
Schwab Fundamental US Small-Mid Company Index Fund	4,433,292	56
Schwab Fundamental International Large Company Index Fund	—	—
Schwab Fundamental International Small-Mid Company Index Fund	—	—
Schwab Fundamental Emerging Markets Index Fund	—	—

9. Purchases and Sales/Maturities of Investment Securities:

For the period ended April 30, 2012, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab Fundamental US Large Company Index Fund	$371,233,658	$172,022,017
Schwab Fundamental US Small-Mid Company Index Fund	186,988,554	163,300,692
Schwab Fundamental International Large Company Index Fund	111,130,083	87,108,198
Schwab Fundamental International Small-Mid Company Index Fund	36,619,967	32,656,043
Schwab Fundamental Emerging Markets Index Fund	152,741,559	124,147,486

10. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds in the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

	Current Period	Prior Period
	(11/1/11-4/30/12)	(11/1/10-10/31/11)

Schwab Fundamental US Large Company Index Fund	$19,721	$18,099
Schwab Fundamental US Small-Mid Company Index Fund	4,748	10,864
Schwab Fundamental International Large Company Index Fund	2,595	9,544
Schwab Fundamental International Small-Mid Company Index Fund	470	3,703
Schwab Fundamental Emerging Markets Index Fund	6,843	15,248

11. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains, for federal income tax purposes. As of October 31, 2011, the following funds had capital loss carryforwards available to offset future net capital gains before the expiration dates:

			Schwab	Schwab
	Schwab	Schwab	Fundamental	Fundamental	Schwab
	Fundamental	Fundamental	International	International	Fundamental
	US Large	US Small-Mid	Large	Small-Mid	Emerging
	Company	Company	Company	Company	Markets
Expiration Date	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

October 31, 2016	$40,343,237	$—	$6,762,865	$—	$—
October 31, 2017	63,611,979	—	58,777,944	—	—
October 31, 2018	—	—	20,948,477	—	—

Total	$103,955,216	$—	$86,489,286	$—	$—

62

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

11. Federal Income Taxes (continued):

For the year ended October 31, 2011, the funds had capital losses utilized as follows:

			Schwab	Schwab
	Schwab	Schwab	Fundamental	Fundamental	Schwab
	Fundamental	Fundamental	International	International	Fundamental
	US Large	US Small-Mid	Large	Small-Mid	Emerging
	Company	Company	Company	Company	Markets
	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

Capital losses utilized	$8,425,016	$—	$3,759,418	$153,428	$—

As of October 31, 2011, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2011, the funds did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by the President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010. The funds have adopted the noted provisions of the Act for the period ending April 30, 2012.

12. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

 63

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Capital Trust which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 92 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	75	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	75	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	75	Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Ditech Networks Corporation (1997 – Jan. 2012)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Capital Trust since 2011.)	Private Investor.	75	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Capital Trust since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	75	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	75	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

64

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	75	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1993.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	75	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	92	None

 65

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer (Dec. 2010 – present) and Chief Investment Officer (Dec. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Capital Trust since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Capital Trust since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies, State Street Research (August 2003 – Jan. 2005).

David Lekich 1964 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 2011.)	Senior Vice President, Charles Schwab & Co., Inc., (Sept. 2011 – present); Senior Vice President, Chief Counsel, Charles Schwab Investment Management Inc. (Sept. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Sept. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Sept. 2011); Secretary, Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

66

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

gross domestic product (GDP) The output of goods and services produced by labor and property located in the United States.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

 67

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2012 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR37675-05

Semiannual report dated April 30, 2012, enclosed.

Schwab Target Funds

Schwab Target 2010 Fund

Schwab Target 2015 Fund

Schwab Target 2020 Fund

Schwab Target 2025 Fund

Schwab Target 2030 Fund

Schwab Target 2035 Fund

Schwab Target 2040 Fund

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This wrapper is not part of the shareholder report.

Schwab Target Funds

Semiannual Report
April 30, 2012

Schwab Target 2010 Fund

Schwab Target 2015 Fund

Schwab Target 2020 Fund

Schwab Target 2025 Fund

Schwab Target 2030 Fund

Schwab Target 2035 Fund

Schwab Target 2040 Fund

This page is intentionally left blank.

Schwab Target Funds

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the Report Period

Schwab Target 2010 Fund (Ticker Symbol: SWBRX)	5.60%

Target 2010 Composite Index	5.07%
Fund Category: Morningstar Target-Date 2000-2010	5.31%

Performance Details	page 7

Schwab Target 2015 Fund (Ticker Symbol: SWGRX)	6.46%

Target 2015 Composite Index	5.82%
Fund Category: Morningstar Target-Date 2011-2015	5.91%

Performance Details	page 8

Schwab Target 2020 Fund (Ticker Symbol: SWCRX)	7.59%

Target 2020 Composite Index	6.87%
Fund Category: Morningstar Target-Date 2016-2020	6.64%

Performance Details	page 9

Schwab Target 2025 Fund (Ticker Symbol: SWHRX)	8.35%

Target 2025 Composite Index	7.64%
Fund Category: Morningstar Target-Date 2021-2025	7.39%

Performance Details	page 10

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

The components that make up each of the following composite indices may vary over time.

The Target 2010 Composite Index is a custom blended index developed by CSIM based on the 2010 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 28.0% Dow Jones U.S. Total Stock Market Index, 8.9% MSCI EAFE Index, 30.0% Barclays U.S. Aggregate Bond Index, 2.0% FTSE EPRA/NAREIT Global Index, 4.4% Barclays U.S. Aggregate Intermediate Bond Index, 0.5% MSCI Emerging Markets Index, 4.2% Barclays U.S. TIPS Index, 2.5% Citigroup Non-U.S. Dollar World Government Bond Index, 12.5% Barclays U.S. Government/Credit: 1-5 Years, and 7.0% Barclays U.S. Treasury Bills: 1-3 Months.

The Target 2015 Composite Index is a custom blended index developed by CSIM based on the 2015 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 35.0% Dow Jones U.S. Total Stock Market Index, 11.1% MSCI EAFE Index, 27.6% Barclays U.S. Aggregate Bond Index, 2.5% FTSE EPRA/NAREIT Global Index, 3.8% Barclays U.S. Aggregate Intermediate Bond Index, 0.6% MSCI Emerging Markets Index, 3.4% Barclays U.S. TIPS Index, 2.5% Citigroup Non-U.S. Dollar World Government Bond Index, 8.5% Barclays U.S. Government/Credit: 1-5 Years, and 5.0% Barclays U.S. Treasury Bills: 1-3 Months.

The Target 2020 Composite Index is a custom blended index developed by CSIM based on the 2020 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 43.5% Dow Jones U.S. Total Stock Market Index, 13.8% MSCI EAFE Index, 25.6% Barclays U.S. Aggregate Bond Index, 3.1% FTSE EPRA/NAREIT Global Index, 3.0% Barclays U.S. Aggregate Intermediate Bond Index, 0.7% MSCI Emerging Markets Index, 2.8% Barclays U.S. TIPS Index, 2.5% Citigroup Non-U.S. Dollar World Government Bond Index, 3.0% Barclays U.S. Government/Credit: 1-5 Years, and 2.0% Barclays U.S. Treasury Bills: 1-3 Months.

The Target 2025 Composite Index is a custom blended index developed by CSIM based on the 2025 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 50.0% Dow Jones U.S. Total Stock Market Index, 15.8% MSCI EAFE Index, 20.9% Barclays U.S. Aggregate Bond Index, 3.5% FTSE EPRA/NAREIT Global Index, 2.9% Barclays U.S. Aggregate Intermediate Bond Index, 0.8% MSCI Emerging Markets Index, 2.1% Barclays U.S. TIPS Index, 2.0% Citigroup Non-U.S. Dollar World Government Bond Index, and 2.0% Barclays U.S. Treasury Bills: 1-3 Months.

2 Schwab Target Funds

Performance at a Glance continued

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the Report Period

Schwab Target 2030 Fund (Ticker Symbol: SWDRX)	8.83%

Target 2030 Composite Index	8.18%
Fund Category: Morningstar Target-Date 2026-2030	7.74%

Performance Details	page 11

Schwab Target 2035 Fund (Ticker Symbol: SWIRX)	9.37%

Target 2035 Composite Index	8.79%
Fund Category: Morningstar Target-Date 2031-2035	8.45%

Performance Details	page 12

Schwab Target 2040 Fund (Ticker Symbol: SWERX)	9.84%

Target 2040 Composite Index	9.12%
Fund Category: Morningstar Target-Date 2036-2040	8.43%

Performance Details	page 13

Minimum Initial Investment[1]	$100

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

The components that make up each of the following composite indices may vary over time.

The Target 2030 Composite Index is a custom blended index developed by CSIM based on the 2030 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 55.1% Dow Jones U.S. Total Stock Market Index, 17.5% MSCI EAFE Index, 15.1% Barclays U.S. Aggregate Bond Index, 3.9% FTSE EPRA/ NAREIT Global Index, 2.2% Barclays U.S. Aggregate Intermediate Bond Index, 0.9% MSCI Emerging Markets Index, 1.5% Barclays U.S. TIPS Index, 1.8% Citigroup Non-U.S. Dollar World Government Bond Index, and 2.0% Barclays U.S. Treasury Bills: 1-3 Months.

The Target 2035 Composite Index is a custom blended index developed by CSIM based on the 2035 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 60.0% Dow Jones U.S. Total Stock Market Index, 19.0% MSCI EAFE Index, 10.0% Barclays U.S. Aggregate Bond Index, 4.2% FTSE EPRA/NAREIT Global Index, 1.5% Barclays U.S. Aggregate Intermediate Bond Index, 1.0% MSCI Emerging Markets Index, 1.0% Barclays U.S. TIPS Index, 1.3% Citigroup Non-U.S. Dollar World Government Bond Index, and 2.0% Barclays U.S. Treasury Bills: 1-3 Months.

The Target 2040 Composite Index is a custom blended index developed by CSIM based on the 2040 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 63.3% Dow Jones U.S. Total Stock Market Index, 20.0% MSCI EAFE Index, 6.5% Barclays U.S. Aggregate Bond Index, 4.4% FTSE EPRA/NAREIT Global Index, 1.0% Barclays U.S. Aggregate Intermediate Bond Index, 1.1% MSCI Emerging Markets Index, 0.8% Barclays U.S. TIPS Index, 0.9% Citigroup Non-U.S. Dollar World Government Bond Index, and 2.0% Barclays U.S. Treasury Bills: 1-3 Months.

[1]	Please see prospectus for further detail and eligibility requirements.

Schwab Target Funds 3

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment objectives, and for reading this important report concerning the Schwab Target Funds.

For the six months ended April 30, 2012, investors became more optimistic as conditions generally improved. Economic growth was mixed across the globe, while financial markets grappled with early period concerns regarding the euro zone’s sovereign debt crisis. In an effort to restore financial market stability, the European Central Bank worked closely with the Federal Reserve (Fed) to ensure that the markets were sufficiently liquid. Backed by the support of the European Union, Greece restructured its debt by early 2012. In the U.S., the unemployment rate dropped to 8.1% by April 2012, tentative signs emerged that the housing market became healthier, and the Fed continued to support the economy through a variety of operations.

Stocks rebounded as investor optimism rose, leading equities to outperform bonds and money market securities for the report period. U.S. stocks performed particularly well, with the S&P 500 Index returning 12.8% as investors favored the relative stability of U.S. markets. Stock markets in other countries produced modestly positive returns overall in U.S. dollar terms, beginning to recover early in 2012 in tandem with U.S. equities. U.S. bonds turned in modest performances: the Barclays U.S. Aggregate Bond Index returned 2.4%. Money market securities produced flat returns, while global bonds finished slightly negative overall in U.S. dollar terms.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

12.77%	S&P 500® Index: measures U.S. large-cap stocks

11.02%	Russell 2000® Index: measures U.S. small-cap stocks

2.71%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

2.44%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.02%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Index provider websites and CSIM.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab Target Funds

From the President continued

Stocks rebounded as investor optimism rose, leading equities to outperform bonds and money market securities for the report period.

Thank you for investing in the Schwab Target Funds. We encourage you to review your investment portfolio regularly to ensure that it meets your current financial plan. For answers to questions or to consult our website for more information, please visit www.schwabfunds.com. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested.

Schwab Target Funds 5

Fund Management

Zifan Tang, CFA, a portfolio manager of the investment adviser, is responsible for the day-to-day management of the funds. She was appointed portfolio manager of the funds in February 2012. Prior to joining the firm in 2012, she had been employed by a large business data provider as a product manager since 2010. Prior to that position, she had been employed by a large investment manager as a portfolio manager since 1997.

Ms. Tang replaced Jake Gilliam as portfolio manager during the reporting period.

6 Schwab Target Funds

Schwab Target 2010 Fund

Performance and Fund Facts as of 04/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Target 2010 Fund (7/1/05)	5.60%	3.44%	0.86%	4.08%
Target 2010 Composite Index[3]	5.07%	3.41%	2.56%	5.23%
Dow Jones U.S. Total Stock Market IndexSM	12.78%	3.52%	1.49%	5.02%
Barclays U.S. Aggregate Bond Index	2.44%	7.54%	6.37%	5.57%
Fund Category: Morningstar Target-Date 2000-2010	5.31%	1.16%	1.99%	4.21%

Fund Expense Ratios4: Net 0.55%; Gross 0.69%

 Statistics

Number of Holdings	23
Portfolio Turnover Rate[5]	9%

 Asset Class Weightings % of Investments6

Fixed-Income Funds – Intermediate-Term Bond	34.1%
Equity Funds – Large-Cap	23.0%
Fixed-Income Funds – Short-Term Bond	12.5%
Equity Funds – International	9.5%
Equity Funds – Small-Cap	5.6%
Fixed Income Funds – Inflation-Protected Bond	4.2%
Short-Term Investments	3.6%
Money Market Funds	3.1%
Fixed Income Funds – International Bond	2.3%
Equity Funds – Global Real Estate	2.1%
Total	100.0%

 Top Holdings % of Net Assets7,8

Schwab Total Bond Market Fund	19.6%
Schwab Short-Term Bond Market Fund	12.5%
Schwab Core Equity Fund	6.3%
PIMCO Total Return Fund, Institutional Shares	6.1%
Laudus Growth Investors U.S. Large Cap Growth Fund	6.0%
Schwab S&P 500 Index Fund	4.9%
Schwab Premier Income Fund	4.4%
Schwab Treasury Inflation Protected Securities Fund	4.2%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	4.0%
Schwab Small-Cap Equity Fund	3.6%
Total	71.6%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

The Laudus Growth Investors U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Target 2010 Composite Index is a custom blended index developed by CSIM based on the 2010 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 28.0% Dow Jones U.S. Total Stock Market Index, 8.9% MSCI EAFE Index, 30.0% Barclays U.S. Aggregate Bond Index, 2.0% FTSE EPRA/NAREIT Global Index, 4.4% Barclays U.S. Aggregate Intermediate Bond Index, 0.5% MSCI Emerging Markets Index, 4.2% Barclays U.S. TIPS Index, 2.5% Citigroup Non-U.S. Dollar World Government Bond Index, 12.5% Barclays U.S. Government/Credit: 1-5 Years, and 7.0% Barclays U.S. Treasury Bills: 1-3 Months. The components that make up the composite index may vary over time.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.55%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, cash equivalents, including money market securities, and futures.
[7]	This list is not a recommendation of any security by the investment adviser.
[8]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds 7

Schwab Target 2015 Fund

Performance and Fund Facts as of 04/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception

Fund: Schwab Target 2015 Fund (3/12/08)	6.46%	2.64%	13.59%	4.05%
Target 2015 Composite Index[3]	5.82%	2.40%	13.67%	3.93%
Dow Jones U.S. Total Stock Market IndexSM	12.78%	3.52%	20.12%	4.37%
Barclays U.S. Aggregate Bond Index	2.44%	7.54%	7.06%	6.40%
Fund Category: Morningstar Target-Date 2011-2015	5.91%	0.37%	13.50%	2.73%

Fund Expense Ratios4: Net 0.63%; Gross 0.85%

 Statistics

Number of Holdings	23
Portfolio Turnover Rate[5]	11%

 Asset Class Weightings % of Investments6

Fixed-Income Funds – Intermediate-Term Bond	30.5%
Equity Funds – Large-Cap	29.6%
Equity Funds – International	11.3%
Fixed-Income Funds – Short-Term Bond	8.1%
Equity Funds – Small-Cap	7.1%
Short-Term Investments	4.0%
Fixed-Income Funds – Inflation-Protected Bond	3.3%
Equity Funds – Global Real Estate	2.4%
Fixed-Income Funds – International Bond	2.4%
Money Market Funds	1.3%
Total	100.0%

 Top Holdings % of Net Assets7,8

Schwab Total Bond Market Fund	18.3%
Schwab Short-Term Bond Market Fund	8.1%
Laudus Growth Investors U.S. Large Cap Growth Fund	7.9%
Schwab Core Equity Fund	7.8%
Schwab S&P 500 Index Fund	6.5%
PIMCO Total Return Fund, Institutional Shares	5.0%
Schwab Small-Cap Equity Fund	4.6%
Laudus International MarketMasters Fund, Select Shares	4.3%
TCW Relative Value Large Cap Fund	3.8%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	3.7%
Total	70.0%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

The Laudus Growth Investors U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Target 2015 Composite Index is a custom blended index developed by CSIM based on the 2015 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 35.0% Dow Jones U.S. Total Stock Market Index, 11.1% MSCI EAFE Index, 27.6% Barclays U.S. Aggregate Bond Index, 2.5% FTSE EPRA/NAREIT Global Index, 3.8% Barclays U.S. Aggregate Intermediate Bond Index, 0.6% MSCI Emerging Markets Index, 3.4% Barclays U.S. TIPS Index, 2.5% Citigroup Non-U.S. Dollar World Government Bond Index, 8.5% Barclays U.S. Government/Credit: 1-5 Years, and 5.0% Barclays U.S. Treasury Bills: 1-3 Months. The components that make up the composite index may vary over time.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.63%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, cash equivalents, including money market securities, and futures.
[7]	This list is not a recommendation of any security by the investment adviser.
[8]	The holdings listed exclude any temporary liquidity investments.

8 Schwab Target Funds

Schwab Target 2020 Fund

Performance and Fund Facts as of 04/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Target 2020 Fund (7/1/05)	7.59%	2.09%	1.61%	4.93%
Target 2020 Composite Index[3]	6.87%	1.94%	2.42%	5.39%
Dow Jones U.S. Total Stock Market IndexSM	12.78%	3.52%	1.49%	5.02%
Barclays U.S. Aggregate Bond Index	2.44%	7.54%	6.37%	5.57%
Fund Category: Morningstar Target-Date 2016-2020	6.64%	0.84%	1.12%	3.94%

Fund Expense Ratios4: Net 0.68%; Gross 0.74%

 Statistics

Number of Holdings	21
Portfolio Turnover Rate[5]	12%

 Asset Class Weightings % of Investments6

Equity Funds – Large-Cap	35.8%
Fixed-Income Funds – Intermediate-Term Bond	28.1%
Equity Funds – International	14.3%
Equity Funds – Small-Cap	8.8%
Equity Funds – Global Real Estate	3.1%
Fixed-Income Funds – Short-Term Bond	2.9%
Fixed Income Funds – Inflation-Protected Bond	2.6%
Fixed Income Funds – International Bond	2.4%
Short-Term Investments	2.0%
Total	100.0%

 Top Holdings % of Net Assets7,8

Schwab Total Bond Market Fund	18.7%
Schwab Core Equity Fund	9.7%
Laudus Growth Investors U.S. Large Cap Growth Fund	9.3%
Schwab S&P 500 Index Fund	7.9%
Schwab Small-Cap Equity Fund	5.7%
Laudus International MarketMasters Fund, Select Shares	5.4%
TCW Relative Value Large Cap Fund	4.5%
Schwab Dividend Equity Fund	4.4%
PIMCO Total Return Fund, Institutional Shares	4.0%
Schwab Global Real Estate Fund	3.1%
Total	72.7%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

The Laudus Growth Investors U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Target 2020 Composite Index is a custom blended index developed by CSIM based on the 2020 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 43.5% Dow Jones U.S. Total Stock Market Index, 13.8% MSCI EAFE Index, 25.6% Barclays U.S. Aggregate Bond Index, 3.1% FTSE EPRA/NAREIT Global Index, 3.0% Barclays U.S. Aggregate Intermediate Bond Index, 0.7% MSCI Emerging Markets Index, 2.8% Barclays U.S. TIPS Index, 2.5% Citigroup Non-U.S. Dollar World Government Bond Index, 3.0% Barclays U.S. Government/Credit: 1-5 Years, and 2.0% Barclays U.S. Treasury Bills: 1-3 Months. The components that make up the composite index may vary over time.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.68%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, cash equivalents, including money market securities, and futures.
[7]	This list is not a recommendation of any security by the investment adviser.
[8]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds 9

Schwab Target 2025 Fund

Performance and Fund Facts as of 04/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception

Fund: Schwab Target 2025 Fund (3/12/08)	8.35%	1.69%	16.02%	5.30%
Target 2025 Composite Index[3]	7.64%	1.35%	15.19%	4.03%
Dow Jones U.S. Total Stock Market IndexSM	12.78%	3.52%	20.12%	4.37%
Barclays U.S. Aggregate Bond Index	2.44%	7.54%	7.06%	6.40%
Fund Category: Morningstar Target-Date 2021-2025	7.39%	-0.71%	15.39%	2.53%

Fund Expense Ratios4: Net 0.74%; Gross 0.88%

 Statistics

Number of Holdings	20
Portfolio Turnover Rate[5]	12%

 Asset Class Weightings % of Investments6

Equity Funds – Large-Cap	41.6%
Fixed-Income Funds – Intermediate-Term Bond	22.5%
Equity Funds – International	16.1%
Equity Funds – Small-Cap	10.2%
Equity Funds – Global Real Estate	3.4%
Short-Term Investments	2.4%
Fixed-Income Funds – Inflation-Protected Bond	2.0%
Fixed-Income Funds – International Bond	1.8%
Total	100.0%

 Top Holdings % of Net Assets7,8

Schwab Total Bond Market Fund	15.6%
Schwab Core Equity Fund	11.0%
Laudus Growth Investors U.S. Large Cap Growth Fund	11.0%
Schwab S&P 500 Index Fund	9.2%
Schwab Small-Cap Equity Fund	6.6%
Laudus International MarketMasters Fund, Select Shares	6.1%
TCW Relative Value Large Cap Fund	5.4%
Schwab Dividend Equity Fund	5.0%
Laudus Small-Cap MarketMasters Fund, Select Shares	3.6%
Schwab Global Real Estate Fund	3.4%
Total	76.9%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

The Laudus Growth Investors U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Target 2025 Composite Index is a custom blended index developed by CSIM based on the 2025 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 50.0% Dow Jones U.S. Total Stock Market Index, 15.8% MSCI EAFE Index, 20.9% Barclays U.S. Aggregate Bond Index, 3.5% FTSE EPRA/NAREIT Global Index, 2.9% Barclays U.S. Aggregate Intermediate Bond Index, 0.8% MSCI Emerging Markets Index, 2.1% Barclays U.S. TIPS Index, 2.0% Citigroup Non-U.S. Dollar World Government Bond Index, and 2.0% Barclays U.S. Treasury Bills: 1-3 Months. The components that make up the composite index may vary over time.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.74%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, cash equivalents, including money market securities, and futures.
[7]	This list is not a recommendation of any security by the investment adviser.
[8]	The holdings listed exclude any temporary liquidity investments.

10 Schwab Target Funds

Schwab Target 2030 Fund

Performance and Fund Facts as of 04/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Target 2030 Fund (7/1/05)	8.83%	0.96%	1.77%	5.26%
Target 2030 Composite Index[3]	8.18%	0.71%	2.04%	5.35%
Dow Jones U.S. Total Stock Market IndexSM	12.78%	3.52%	1.49%	5.02%
Barclays U.S. Aggregate Bond Index	2.44%	7.54%	6.37%	5.57%
Fund Category: Morningstar Target-Date 2026-2030	7.74%	-0.74%	0.20%	3.65%

Fund Expense Ratios4: Net 0.77%; Gross 0.82%

 Statistics

Number of Holdings	19
Portfolio Turnover Rate[5]	12%

 Asset Class Weightings % of Investments6

Equity Funds – Large-Cap	45.2%
Equity Funds – International	17.8%
Fixed-Income Funds – Intermediate-Term Bond	16.6%
Equity Funds – Small-Cap	11.1%
Equity Funds – Global Real Estate	3.8%
Short-Term Investments	2.4%
Fixed Income Funds – International Bond	1.7%
Fixed Income Funds – Inflation-Protected Bond	1.4%
Total	100.0%

 Top Holdings % of Net Assets7,8

Schwab Total Bond Market Fund	12.5%
Schwab Core Equity Fund	12.2%
Laudus Growth Investors U.S. Large Cap Growth Fund	11.8%
Schwab S&P 500 Index Fund	10.0%
Schwab Small-Cap Equity Fund	7.2%
Laudus International MarketMasters Fund, Select Shares	6.8%
TCW Relative Value Large Cap Fund	5.7%
Schwab Dividend Equity Fund	5.4%
Laudus Small-Cap MarketMasters Fund, Select Shares	3.9%
Schwab Global Real Estate Fund	3.8%
Total	79.3%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

The Laudus Growth Investors U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Target 2030 Composite Index is a custom blended index developed by CSIM based on the 2030 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 55.1% Dow Jones U.S. Total Stock Market Index, 17.5% MSCI EAFE Index, 15.1% Barclays U.S. Aggregate Bond Index, 3.9% FTSE EPRA/ NAREIT Global Index, 2.2% Barclays U.S. Aggregate Intermediate Bond Index, 0.9% MSCI Emerging Markets Index, 1.5% Barclays U.S. TIPS Index, 1.8% Citigroup Non-U.S. Dollar World Government Bond Index, and 2.0% Barclays U.S. Treasury Bills: 1-3 Months. The components that make up the composite index may vary over time.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.77%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, cash equivalents, including money market securities, and futures.
[7]	This list is not a recommendation of any security by the investment adviser.
[8]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds 11

Schwab Target 2035 Fund

Performance and Fund Facts as of 04/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception

Fund: Schwab Target 2035 Fund (3/12/08)	9.37%	0.54%	17.23%	5.09%
Target 2035 Composite Index[3]	8.79%	0.34%	16.12%	3.80%
Dow Jones U.S. Total Stock Market IndexSM	12.78%	3.52%	20.12%	4.37%
Barclays U.S. Aggregate Bond Index	2.44%	7.54%	7.06%	6.40%
Fund Category: Morningstar Target-Date 2031-2035	8.45%	-1.68%	16.34%	2.34%

Fund Expense Ratios4: Net 0.82%; Gross 0.99%

 Statistics

Number of Holdings	19
Portfolio Turnover Rate[5]	11%

 Asset Class Weightings % of Investments6

Equity Funds – Large-Cap	49.4%
Equity Funds – International	19.2%
Equity Fund – Small-Cap	12.2%
Fixed-Income Funds – Intermediate-Term Bond	10.7%
Equity Funds – Global Real Estate	4.1%
Short-Term Investments	2.4%
Fixed-Income Funds – International Bond	1.1%
Fixed-Income Funds – Inflation-Protected Bond	0.9%
Total	100.0%

 Top Holdings % of Net Assets7,8

Schwab Core Equity Fund	13.1%
Laudus Growth Investors U.S. Large Cap Growth Fund	13.0%
Schwab S&P 500 Index Fund	10.9%
Schwab Total Bond Market Fund	8.3%
Schwab Small-Cap Equity Fund	7.9%
Laudus International MarketMasters Fund, Select Shares	7.3%
TCW Relative Value Large Cap Fund	6.4%
Schwab Dividend Equity Fund	5.9%
Laudus Small-Cap MarketMasters Fund, Select Shares	4.2%
Schwab Global Real Estate Fund	4.1%
Total	81.1%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

The Laudus Growth Investors U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Target 2035 Composite Index is a custom blended index developed by CSIM based on the 2035 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 60.0% Dow Jones U.S. Total Stock Market Index, 19.0% MSCI EAFE Index, 10.0% Barclays U.S. Aggregate Bond Index, 4.2% FTSE EPRA/NAREIT Global Index, 1.5% Barclays U.S. Aggregate Intermediate Bond Index, 1.0% MSCI Emerging Markets Index, 1.0% Barclays U.S. TIPS Index, 1.3% Citigroup Non-U.S. Dollar World Government Bond Index, and 2.0% Barclays U.S. Treasury Bills: 1-3 Months. The components that make up the composite index may vary over time.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.82%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, cash equivalents, including money market securities, and futures.
[7]	This list is not a recommendation of any security by the investment adviser.
[8]	The holdings listed exclude any temporary liquidity investments.

12 Schwab Target Funds

Schwab Target 2040 Fund

Performance and Fund Facts as of 04/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Target 2040 Fund (7/1/05)	9.84%	0.21%	1.60%	5.45%
Target 2040 Composite Index[3]	9.12%	-0.02%	1.64%	5.33%
Dow Jones U.S. Total Stock Market IndexSM	12.78%	3.52%	1.49%	5.02%
Barclays U.S. Aggregate Bond Index	2.44%	7.54%	6.37%	5.57%
Fund Category: Morningstar Target-Date 2036-2040	8.43%	-1.66%	-0.12%	3.61%

Fund Expense Ratios4: Net 0.84%; Gross 0.90%

 Statistics

Number of Holdings	19
Portfolio Turnover Rate[5]	12%

 Asset Class Weightings % of Investments6

Equity Funds – Large-Cap	51.7%
Equity Funds – International	20.4%
Equity Funds – Small-Cap	12.7%
Fixed-Income Funds – Intermediate-Term Bond	7.0%
Equity Funds – Global Real Estate	4.4%
Short-Term Investments	2.3%
Fixed-Income Funds – International Bond	0.8%
Fixed-Income Funds – Inflation-Protected Bond	0.7%
Total	100.0%

 Top Holdings % of Net Assets7,8

Schwab Core Equity Fund	13.9%
Laudus Growth Investors U.S. Large Cap Growth Fund	13.5%
Schwab S&P 500 Index Fund	11.5%
Schwab Small-Cap Equity Fund	8.2%
Laudus International MarketMasters Fund, Select Shares	7.8%
TCW Relative Value Large Cap Fund	6.6%
Schwab Dividend Equity Fund	6.2%
Schwab Total Bond Market Fund	5.7%
Laudus Small-Cap MarketMasters Fund, Select Shares	4.4%
Schwab Global Real Estate Fund	4.4%
Total	82.2%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

The Laudus Growth Investors U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Target 2040 Composite Index is a custom blended index developed by CSIM based on the 2040 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 63.3% Dow Jones U.S. Total Stock Market Index, 20.0% MSCI EAFE Index, 6.5% Barclays U.S. Aggregate Bond Index, 4.4% FTSE EPRA/NAREIT Global Index, 1.0% Barclays U.S. Aggregate Intermediate Bond Index, 1.1% MSCI Emerging Markets Index, 0.8% Barclays U.S. TIPS Index, 0.9% Citigroup Non-U.S. Dollar World Government Bond Index, and 2.0% Barclays U.S. Treasury Bills: 1-3 Months. The components that make up the composite index may vary over time.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.84%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, cash equivalents, including money market securities, and futures.
[7]	This list is not a recommendation of any security by the investment adviser.
[8]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds 13

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees, and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2011 and held through April 30, 2012.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/11	at 4/30/12	11/1/11–4/30/12

Schwab Target 2010 Fund
Actual Return	0.00%	$1,000	$1,056.00	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,024.86	$0.00

Schwab Target 2015 Fund
Actual Return	0.00%	$1,000	$1,064.60	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,024.86	$0.00

Schwab Target 2020 Fund
Actual Return	0.00%	$1,000	$1,075.90	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,024.86	$0.00

Schwab Target 2025 Fund
Actual Return	0.00%	$1,000	$1,083.50	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,024.86	$0.00

Schwab Target 2030 Fund
Actual Return	0.00%	$1,000	$1,088.30	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,024.86	$0.00

Schwab Target 2035 Fund
Actual Return	0.00%	$1,000	$1,093.70	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,024.86	$0.00

Schwab Target 2040 Fund
Actual Return	0.00%	$1,000	$1,098.40	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,024.86	$0.00

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. The expenses incurred by the underlying funds in which the funds invest are not included in this ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182 days of the period, and divided by the 366 days of the fiscal year.

14 Schwab Target Funds

Schwab Target 2010 Fund

Financial Statements

Financial Highlights

	11/1/11–		11/1/10–	11/1/09–	11/1/08–	11/1/07–	11/1/06–
	4/30/12*		10/31/11	10/31/10	10/31/09	10/31/08	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	10.56		10.34	9.46	8.76	12.65	11.42

Income (loss) from investment operations:
Net investment income (loss)	0.13		0.23	0.23	0.28	0.32	0.23
Net realized and unrealized gains (losses)	0.45		0.24	0.89	0.75	(3.73)	1.24

Total from investment operations	0.58		0.47	1.12	1.03	(3.41)	1.47
Less distributions:
Distributions from net investment income	(0.25)		(0.25)	(0.24)	(0.33)	(0.38)	(0.21)
Distributions from net realized gains	—		—	—	—	(0.10)	(0.03)

Total distributions	(0.25)		(0.25)	(0.24)	(0.33)	(0.48)	(0.24)

Net asset value at end of period	10.89		10.56	10.34	9.46	8.76	12.65

Total return (%)	5.60	[1]	4.63 [2]	11.99	12.24	(27.87)	13.02

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	—	[4]	—	0.00 [5]	0.03 [6]	0.06	0.06
Gross operating expenses[3]	0.17	[4]	0.14	0.16	0.16	0.11	0.09
Net investment income (loss)	2.47	[4]	2.11	2.21	3.04	2.89	2.10
Portfolio turnover rate	9	[1]	11	24	47	50 [7]	1
Net assets, end of period ($ x 1,000,000)	63		64	73	75	80	138

* Unaudited.
1 Not annualized
2 Includes proceeds from a litigation settlement related to an affiliated underlying fund. Without the litigation proceeds, performance would have been lower.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.
5 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
6 Effective April 20, 2009 the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.
7 The portfolio turnover ratio increased due to additional rebalancing activity of the underlying funds during the period.

See financial notes 15

 Schwab Target 2010 Fund

Portfolio Holdings as of April 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

96.2%	Other Investment Companies	52,188,006	61,038,294
3.6%	Short-Term Investments	2,262,893	2,262,893

99.8%	Total Investments	54,450,899	63,301,187
0.2%	Other Assets and Liabilities, Net		118,435

100.0%	Total Net Assets		63,419,622

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.2% of net assets

Equity Funds 40.0%

Global Real Estate 2.0%
Schwab Global Real Estate Fund (a)	200,360	1,304,346

International 9.5%
American Century International Growth Fund, Institutional Shares	106,696	1,137,384
Laudus International MarketMasters Fund, Select Shares (a)	121,221	2,253,494
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	32,014	297,093
Laudus Mondrian International Equity Fund, Institutional Shares (a)	158,943	1,107,833
William Blair International Small Cap Growth Fund, Institutional Shares	91,819	1,205,589

		6,001,393

Large-Cap 22.9%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)*	257,918	3,819,762
Schwab Core Equity Fund (a)	214,855	4,013,499
Schwab Dividend Equity Fund (a)	123,906	1,785,484
Schwab S&P 500 Index Fund (a)	141,479	3,096,976
TCW Relative Value Large Cap Fund	124,644	1,819,797

		14,535,518

Small-Cap 5.6%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	94,945	1,262,766
Schwab Small-Cap Equity Fund (a)	133,823	2,303,093

		3,565,859

		25,407,116

Fixed-Income Funds 53.1%

Inflation-Protected Bond 4.2%
Schwab Treasury Inflation Protected Securities Fund (a)	223,616	2,658,797

Intermediate-Term Bond 34.1%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	202,692	2,527,564
PIMCO Total Return Fund, Institutional Shares	344,173	3,861,621
Schwab Premier Income Fund (a)	263,658	2,773,687
Schwab Total Bond Market Fund (a)	1,290,763	12,430,050

		21,592,922

International Bond 2.3%
Laudus Mondrian International Fixed Income Fund (a)	125,200	1,483,625

Short-Term Bond 12.5%
Schwab Short-Term Bond Market Fund (a)	853,326	7,927,403

		33,662,747

Money Market Fund 3.1%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	1,968,431	1,968,431

Total Other Investment Companies
(Cost $52,188,006)		61,038,294

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.6% of net assets

Time Deposits 3.6%
Bank of America
0.03%, 05/01/12	1,903,590	1,903,590
Citibank
0.03%, 05/01/12	359,303	359,303

Total Short-Term Investments
(Cost $2,262,893)		2,262,893

End of Investments.

At 04/30/12, the tax basis cost of the fund’s investments was $55,399,987 and the unrealized appreciation and depreciation were $7,901,200 and ($0), respectively, with a net unrealized appreciation of $7,901,200.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

16 See financial notes

 Schwab Target 2010 Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$61,038,294	$—	$—	$61,038,294
Short-Term Investments(a)	—	2,262,893	—	2,262,893

Total	$61,038,294	$2,262,893	$—	$63,301,187

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2012.

See financial notes 17

 Schwab Target 2010 Fund

Statement of
Assets and Liabilities
As of April 30, 2012; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $43,019,958)		$50,486,339
Investments in unaffiliated issuers, at value (cost $11,430,941)	+	12,814,848

Total investments, at value (cost $54,450,899)		63,301,187
Receivables:
Fund shares sold		98,782
Dividends		50,171
Due from investment adviser		788
Interest		2
Prepaid expenses	+	1,306

Total assets		63,452,236

Liabilities

Payables:
Fund shares redeemed		3,626
Accrued expenses	+	28,988

Total liabilities		32,614

Net Assets

Total assets		63,452,236
Total liabilities	−	32,614

Net assets		$63,419,622

Net Assets by Source
Capital received from investors		73,578,246
Net investment income not yet distributed		215,517
Net realized capital losses		(19,224,429)
Net unrealized capital gains		8,850,288

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$63,419,622		5,822,650		$10.89

18 See financial notes

 Schwab Target 2010 Fund

Statement of
Operations
For November 1, 2011 through April 30, 2012; unaudited

Investment Income

Dividends received from affiliated underlying funds		$576,086
Dividends received from unaffiliated underlying funds		206,259
Interest	+	152

Total investment income		782,497

Expenses

Professional fees		18,082
Registration fees		10,146
Portfolio accounting fees		7,726
Transfer agent fees		6,428
Shareholder reports		4,978
Trustees’ fees		3,056
Custodian fees		2,694
Other expenses	+	982

Total expenses		54,092
Expense reduction by CSIM	−	54,092

Net investment income		782,497

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		124,593
Realized capital gain distributions received from unaffiliated underlying funds		25,096
Net realized gains on sales of affiliated underlying funds*		1,013,300
Net realized gains on sales of unaffiliated underlying funds	+	23,176

Net realized gains		1,186,165
Net unrealized gains on affiliated underlying funds		1,075,359
Net unrealized gains on unaffiliated underlying funds	+	436,138

Net unrealized gains	+	1,511,497

Net realized and unrealized gains		2,697,662

Increase in net assets resulting from operations		$3,480,159

*	Includes $2,765 from a litigation settlement related to an affiliated underlying fund.

See financial notes 19

 Schwab Target 2010 Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/11-4/30/12			11/1/10-10/31/11
Net investment income		$782,497	$1,473,932
Net realized gains		1,186,165	1,864,017
Net unrealized gains (losses)	+	1,511,497	(88,618)

Increase in net assets from operations		3,480,159	3,249,331

Distributions to Shareholders

Distributions from net investment income		($1,479,450)	($1,782,231)

Transactions in Fund Shares

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		498,355	$5,299,348	1,007,663	$10,502,110
Shares reinvested		135,161	1,389,450	163,465	1,673,878
Shares redeemed	+	(872,320)	(9,269,396)	(2,213,519)	(23,100,427)

Net transactions in fund shares		(238,804)	($2,580,598)	(1,042,391)	($10,924,439)

Shares Outstanding and Net Assets

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		6,061,454	$63,999,511	7,103,845	$73,456,850
Total decrease	+	(238,804)	(579,889)	(1,042,391)	(9,457,339)

End of period		5,822,650	$63,419,622	6,061,454	$63,999,511

Net investment income not yet distributed			$215,517		$912,470

20 See financial notes

Schwab Target 2015 Fund

Financial Statements

Financial Highlights

	11/1/11–		11/1/10–	11/1/09–	11/1/08–	3/12/08[1]–
	4/30/12*		10/31/11	10/31/10	10/31/09	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	10.48		10.16	9.09	8.15	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.13		0.19	0.16	0.19	0.06
Net realized and unrealized gains (losses)	0.53		0.32	1.06	0.91	(1.91)

Total from investment operations	0.66		0.51	1.22	1.10	(1.85)
Less distributions:
Distributions from net investment income	(0.21)		(0.19)	(0.15)	(0.16)	—
Distributions from net realized gains	—		—	—	(0.00)[2]	—

Total distributions	(0.21)		(0.19)	(0.15)	(0.16)	—

Net asset value at end of period	10.93		10.48	10.16	9.09	8.15

Total return (%)	6.46	[3]	5.10	13.55	13.82	(18.50)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[4]	—	[5]	—	0.00 [6]	0.02 [7]	0.05	[5]
Gross operating expenses[4]	0.19	[5]	0.22	0.39	0.85	1.90	[5]
Net investment income (loss)	2.45	[5]	1.94	1.91	2.57	1.87	[5]
Portfolio turnover rate	11	[3]	16	13	39	35	[3]
Net assets, end of period ($ x 1,000,000)	62		53	37	17	6

* Unaudited.
1 Commencement of operations.
2 Amount less than $0.01.
3 Not annualized.
4 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
5 Annualized.
6 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
7 Effective April 20, 2009 the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.

See financial notes 21

 Schwab Target 2015 Fund

Portfolio Holdings as of April 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

95.9%	Other Investment Companies	52,025,145	59,723,695
4.0%	Short-Term Investments	2,484,619	2,484,619

99.9%	Total Investments	54,509,764	62,208,314
0.1%	Other Assets and Liabilities, Net		70,743

100.0%	Total Net Assets		62,279,057

	Number	Value
Security	of Shares	($)

Other Investment Companies 95.9% of net assets

Equity Funds 50.4%

Global Real Estate 2.4%
Schwab Global Real Estate Fund (a)	234,326	1,525,461

International 11.3%
American Century International Growth Fund, Institutional Shares	121,204	1,292,030
Laudus International MarketMasters Fund, Select Shares (a)	143,237	2,662,780
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	37,971	352,375
Laudus Mondrian International Equity Fund, Institutional Shares (a)	179,993	1,254,549
William Blair International Small Cap Growth Fund, Institutional Shares	111,928	1,469,620

		7,031,354

Large-Cap 29.6%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)*	333,534	4,939,641
Schwab Core Equity Fund (a)	260,785	4,871,462
Schwab Dividend Equity Fund (a)	151,108	2,177,460
Schwab S&P 500 Index Fund (a)	184,689	4,042,837
TCW Relative Value Large Cap Fund	162,997	2,379,759

		18,411,159

Small-Cap 7.1%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	115,739	1,539,333
Schwab Small-Cap Equity Fund (a)	167,352	2,880,130

		4,419,463

		31,387,437

Fixed-Income Funds 44.2%

Inflation-Protected Bond 3.3%
Schwab Treasury Inflation Protected Securities Fund (a)	174,418	2,073,830

Intermediate-Term Bond 30.4%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	183,448	2,287,599
PIMCO Total Return Fund, Institutional Shares	276,069	3,097,492
Schwab Premier Income Fund (a)	208,242	2,190,704
Schwab Total Bond Market Fund (a)	1,182,757	11,389,949

		18,965,744

International Bond 2.4%
Laudus Mondrian International Fixed Income Fund (a)	124,364	1,473,711

Short-Term Bond 8.1%
Schwab Short-Term Bond Market Fund (a)	541,585	5,031,322

		27,544,607

Money Market Fund 1.3%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	791,651	791,651

Total Other Investment Companies
(Cost $52,025,145)		59,723,695

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 4.0% of net assets

Time Deposits 4.0%
Bank of America
0.03%, 05/01/12	1,865,125	1,865,125
Citibank
0.03%, 05/01/12	619,494	619,494

Total Short-Term Investments
(Cost $2,484,619)		2,484,619

End of Investments.

At 04/30/12, the tax basis cost of the fund’s investments was $54,947,702 and the unrealized appreciation and depreciation were $7,260,612 and ($0), respectively, with a net unrealized appreciation of $7,260,612.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

22 See financial notes

 Schwab Target 2015 Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$59,723,695	$—	$—	$59,723,695
Short-Term Investments(a)	—	2,484,619	—	2,484,619

Total	$59,723,695	$2,484,619	$—	$62,208,314

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2012.

See financial notes 23

 Schwab Target 2015 Fund

Statement of
Assets and Liabilities
As of April 30, 2012; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $42,350,053)		$49,197,195
Investments in unaffiliated issuers, at value (cost $12,159,711)	+	13,011,119

Total investments, at value (cost $54,509,764)		62,208,314
Receivables:
Fund shares sold		254,979
Dividends		41,616
Due from investment adviser		802
Interest		2
Prepaid expenses	+	439

Total assets		62,506,152

Liabilities

Payables:
Investments bought		120,000
Fund shares redeemed		92,884
Accrued expenses	+	14,211

Total liabilities		227,095

Net Assets

Total assets		62,506,152
Total liabilities	−	227,095

Net assets		$62,279,057

Net Assets by Source
Capital received from investors		55,268,750
Net investment income not yet distributed		177,747
Net realized capital losses		(865,990)
Net unrealized capital gains		7,698,550

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$62,279,057		5,698,937		$10.93

24 See financial notes

 Schwab Target 2015 Fund

Statement of
Operations
For November 1, 2011 through April 30, 2012; unaudited

Investment Income

Dividends received from affiliated underlying funds		$525,532
Dividends received from unaffiliated underlying funds		163,445
Interest	+	174

Total investment income		689,151

Expenses

Professional fees		18,038
Registration fees		11,478
Portfolio accounting fees		7,602
Transfer agent fees		6,352
Shareholder reports		4,412
Trustees’ fees		2,995
Custodian fees		2,704
Other expenses	+	803

Total expenses		54,384
Expense reduction by CSIM	−	54,384

Net investment income		689,151

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		106,998
Realized capital gain distributions received from unaffiliated underlying funds		17,204
Net realized gains on sales of affiliated underlying funds		61,176
Net realized losses on sales of unaffiliated underlying funds	+	(18,685)

Net realized gains		166,693
Net unrealized gains on affiliated underlying funds		2,241,406
Net unrealized gains on unaffiliated underlying funds	+	509,190

Net unrealized gains	+	2,750,596

Net realized and unrealized gains		2,917,289

Increase in net assets resulting from operations		$3,606,440

See financial notes 25

 Schwab Target 2015 Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/11-4/30/12			11/1/10-10/31/11
Net investment income		$689,151	$923,076
Net realized gains (losses)		166,693	(16,926)
Net unrealized gains	+	2,750,596	1,064,571

Increase in net assets from operations		3,606,440	1,970,721

Distributions to Shareholders

Distributions from net investment income		($1,073,035)	($789,680)

Transactions in Fund Shares

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,197,471	$12,687,948	2,925,717	$30,532,243
Shares reinvested		100,440	1,025,491	74,372	760,827
Shares redeemed	+	(649,899)	(6,881,709)	(1,635,376)	(17,009,209)

Net transactions in fund shares		648,012	$6,831,730	1,364,713	$14,283,861

Shares Outstanding and Net Assets

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,050,925	$52,913,922	3,686,212	$37,449,020
Total increase	+	648,012	9,365,135	1,364,713	15,464,902

End of period		5,698,937	$62,279,057	5,050,925	$52,913,922

Net investment income not yet distributed			$177,747		$561,631

26 See financial notes

Schwab Target 2020 Fund

Financial Statements

Financial Highlights

	11/1/11–		11/1/10–	11/1/09–	11/1/08–	11/1/07–	11/1/06–
	4/30/12*		10/31/11	10/31/10	10/31/09	10/31/08	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	11.13		10.80	9.63	8.59	12.88	11.56

Income (loss) from investment operations:
Net investment income (loss)	0.15		0.22	0.20	0.24	0.30	0.21
Net realized and unrealized gains (losses)	0.68		0.34	1.18	1.08	(4.11)	1.33

Total from investment operations	0.83		0.56	1.38	1.32	(3.81)	1.54
Less distributions:
Distributions from net investment income	(0.23)		(0.23)	(0.21)	(0.28)	(0.38)	(0.19)
Distributions from net realized gains	—		—	—	—	(0.10)	(0.03)

Total distributions	(0.23)		(0.23)	(0.21)	(0.28)	(0.48)	(0.22)

Net asset value at end of period	11.73		11.13	10.80	9.63	8.59	12.88

Total return (%)	7.59	[1]	5.18	14.47	15.89	(30.59)	13.47

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	—	[3]	0.00 [4]	0.00 [4]	0.02 [5]	0.04	0.04
Gross operating expenses[2]	0.06	[3]	0.06	0.07	0.09	0.08	0.07
Net investment income (loss)	2.56	[3]	1.92	2.01	2.75	2.67	1.84
Portfolio turnover rate	12	[1]	15	15	48	34 [6]	—
Net assets, end of period ($ x 1,000,000)	297		273	240	198	163	225

* Unaudited.
1 Not annualized
2 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
3 Annualized.
4 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
5 Effective April 20, 2009 the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.
6 The portfolio turnover ratio increased due to additional rebalancing activity of the underlying funds during the period.

See financial notes 27

 Schwab Target 2020 Fund

Portfolio Holdings as of April 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.9%	Other Investment Companies	241,836,942	291,155,297
2.1%	Short-Term Investment	6,095,189	6,095,189

100.0%	Total Investments	247,932,131	297,250,486
0.0%	Other Assets and Liabilities, Net		93,076

100.0%	Total Net Assets		297,343,562

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.9% of net assets

Equity Funds 61.9%

Global Real Estate 3.1%
Schwab Global Real Estate Fund (a)	1,411,094	9,186,219

International 14.3%
American Century International Growth Fund, Institutional Shares	759,474	8,095,988
Laudus International MarketMasters Fund, Select Shares (a)	855,933	15,911,799
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	230,704	2,140,934
Laudus Mondrian International Equity Fund, Institutional Shares (a)	1,097,893	7,652,315
William Blair International Small Cap Growth Fund, Institutional Shares	660,328	8,670,111

		42,471,147

Large-Cap 35.7%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)*	1,873,557	27,747,374
Schwab Core Equity Fund (a)	1,538,057	28,730,903
Schwab Dividend Equity Fund (a)	897,769	12,936,852
Schwab S&P 500 Index Fund (a)	1,079,338	23,626,699
TCW Relative Value Large Cap Fund	909,665	13,281,112

		106,322,940

Small-Cap 8.8%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	685,832	9,121,566
Schwab Small-Cap Equity Fund (a)	983,846	16,931,990

		26,053,556

		184,033,862

Fixed-Income Funds 36.0%

Inflation-Protected Bond 2.6%
Schwab Treasury Inflation Protected Securities Fund (a)	661,918	7,870,205

Intermediate-Term Bond 28.1%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	589,979	7,357,039
PIMCO Total Return Fund, Institutional Shares	1,048,583	11,765,105
Schwab Premier Income Fund (a)	813,599	8,559,063
Schwab Total Bond Market Fund (a)	5,788,066	55,739,077

		83,420,284

International Bond 2.4%
Laudus Mondrian International Fixed Income Fund (a)	615,923	7,298,691

Short-Term Bond 2.9%
Schwab Short-Term Bond Market Fund (a)	918,434	8,532,255

		107,121,435

Total Other Investment Companies
(Cost $241,836,942)		291,155,297

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 2.1% of net assets

Time Deposit 2.1%
Bank of America
0.03%, 05/01/12	6,095,189	6,095,189

Total Short-Term Investment
(Cost $6,095,189)		6,095,189

End of Investments.

At 04/30/12, the tax basis cost of the fund’s investments was $250,283,077 and the unrealized appreciation and depreciation were $47,834,893 and ($867,484), respectively, with a net unrealized appreciation of $46,967,409.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

28 See financial notes

 Schwab Target 2020 Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$291,155,297	$—	$—	$291,155,297
Short-Term Investment(a)	—	6,095,189	—	6,095,189

Total	$291,155,297	$6,095,189	$—	$297,250,486

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2012.

See financial notes 29

 Schwab Target 2020 Fund

Statement of
Assets and Liabilities
As of April 30, 2012; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $199,343,330)		$241,985,942
Investments in unaffiliated issuers, at value (cost $48,588,801)	+	55,264,544

Total investments, at value (cost $247,932,131)		297,250,486
Receivables:
Fund shares sold		183,812
Dividends		177,316
Due from investment adviser		1,182
Interest		5
Prepaid expenses	+	3,792

Total assets		297,616,593

Liabilities

Payables:
Fund shares redeemed		227,283
Accrued expenses	+	45,748

Total liabilities		273,031

Net Assets

Total assets		297,616,593
Total liabilities	−	273,031

Net assets		$297,343,562

Net Assets by Source
Capital received from investors		286,665,752
Net investment income not yet distributed		785,074
Net realized capital losses		(39,425,619)
Net unrealized capital gains		49,318,355

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$297,343,562		25,339,889		$11.73

30 See financial notes

 Schwab Target 2020 Fund

Statement of
Operations
For November 1, 2011 through April 30, 2012; unaudited

Investment Income

Dividends received from affiliated underlying funds		$2,873,401
Dividends received from unaffiliated underlying funds		715,715
Interest	+	446

Total investment income		3,589,562

Expenses

Professional fees		20,209
Shareholder reports		14,959
Registration fees		14,511
Transfer agent fees		10,218
Portfolio accounting fees		9,891
Custodian fees		4,623
Trustees’ fees		3,782
Other expenses	+	3,407

Total expenses		81,600
Expense reduction by CSIM	−	81,600

Net investment income		3,589,562

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		603,534
Realized capital gain distributions received from unaffiliated underlying funds		49,298
Net realized gains on sales of affiliated underlying funds*		1,469,801
Net realized losses on sales of unaffiliated underlying funds	+	(16,507)

Net realized gains		2,106,126
Net unrealized gains on affiliated underlying funds		12,330,974
Net unrealized gains on unaffiliated underlying funds	+	2,780,804

Net unrealized gains	+	15,111,778

Net realized and unrealized gains		17,217,904

Increase in net assets resulting from operations		$20,807,466

*	Includes $2,327 from a litigation settlement related to an affiliated underlying fund.

See financial notes 31

 Schwab Target 2020 Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/11-4/30/12			11/1/10-10/31/11
Net investment income		$3,589,562	$5,133,317
Net realized gains (losses)		2,106,126	(66,826)
Net unrealized gains	+	15,111,778	7,056,875

Increase in net assets from operations		20,807,466	12,123,366

Distributions to Shareholders

Distributions from net investment income		($5,540,387)	($5,113,390)

Transactions in Fund Shares

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,696,128	$30,587,868	6,727,716	$75,400,663
Shares reinvested		494,589	5,361,345	452,434	4,949,629
Shares redeemed	+	(2,371,258)	(26,853,415)	(4,872,189)	(54,205,363)

Net transactions in fund shares		819,459	$9,095,798	2,307,961	$26,144,929

Shares Outstanding and Net Assets

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		24,520,430	$272,980,685	22,212,469	$239,825,780
Total increase	+	819,459	24,362,877	2,307,961	33,154,905

End of period		25,339,889	$297,343,562	24,520,430	$272,980,685

Net investment income not yet distributed			$785,074		$2,735,899

32 See financial notes

Schwab Target 2025 Fund

Financial Statements

Financial Highlights

	11/1/11–		11/1/10–	11/1/09–	11/1/08–	3/12/08[1]–
	4/30/12*		10/31/11	10/31/10	10/31/09	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	10.84		10.46	9.21	7.99	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.13		0.19	0.16	0.17	0.05
Net realized and unrealized gains (losses)	0.76		0.38	1.24	1.21	(2.06)

Total from investment operations	0.89		0.57	1.40	1.38	(2.01)
Less distributions:
Distributions from net investment income	(0.19)		(0.19)	(0.15)	(0.16)	—

Net asset value at end of period	11.54		10.84	10.46	9.21	7.99

Total return (%)	8.35	[2]	5.44	15.34	17.61	(20.10)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.00	[4,5]	—	0.00 [4]	0.01 [6]	0.04	[5]
Gross operating expenses[3]	0.11	[5]	0.14	0.24	0.57	1.27	[5]
Net investment income (loss)	2.46	[5]	1.66	1.62	2.15	1.60	[5]
Portfolio turnover rate	12	[2]	9	13	44	3	[2]
Net assets, end of period ($ x 1,000,000)	127		104	63	26	8

* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
5 Annualized.
6 Effective April 20, 2009 the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.

See financial notes 33

 Schwab Target 2025 Fund

Portfolio Holdings as of April 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.6%	Other Investment Companies	106,829,791	124,407,082
2.3%	Short-Term Investment	3,002,881	3,002,881

99.9%	Total Investments	109,832,672	127,409,963
0.1%	Other Assets and Liabilities, Net		69,859

100.0%	Total Net Assets		127,479,822

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.6% of net assets

Equity Funds 71.3%

Global Real Estate 3.4%
Schwab Global Real Estate Fund (a)	674,049	4,388,059

International 16.1%
American Century International Growth Fund, Institutional Shares	349,629	3,727,042
Laudus International MarketMasters Fund, Select Shares (a)	420,628	7,819,479
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	107,098	993,873
Laudus Mondrian International Equity Fund, Institutional Shares (a)	530,926	3,700,557
William Blair International Small Cap Growth Fund, Institutional Shares	325,420	4,272,767

		20,513,718

Large-Cap 41.6%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)*	950,005	14,069,577
Schwab Core Equity Fund (a)	753,320	14,072,022
Schwab Dividend Equity Fund (a)	439,196	6,328,817
Schwab S&P 500 Index Fund (a)	533,843	11,685,825
TCW Relative Value Large Cap Fund	467,741	6,829,012

		52,985,253

Small-Cap 10.2%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	340,364	4,526,841
Schwab Small-Cap Equity Fund (a)	489,966	8,432,311

		12,959,152

		90,846,182

Fixed-Income Funds 26.3%

Inflation-Protected Bond 2.0%
Schwab Treasury Inflation Protected Securities Fund (a)	215,624	2,563,766

Intermediate-Term Bond 22.5%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	143,101	1,784,464
PIMCO Total Return Fund, Institutional Shares	314,526	3,528,983
Schwab Premier Income Fund (a)	326,004	3,429,558
Schwab Total Bond Market Fund (a)	2,068,343	19,918,139

		28,661,144

International Bond 1.8%
Laudus Mondrian International Fixed Income Fund (a)	197,130	2,335,990

		33,560,900

Total Other Investment Companies
(Cost $106,829,791)		124,407,082

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 2.3% of net assets

Time Deposit 2.3%
Bank of America
0.03%, 05/01/12	3,002,881	3,002,881

Total Short-Term Investment
(Cost $3,002,881)		3,002,881

End of Investments.

At 04/30/12, the tax basis cost of the fund’s investments was $110,863,003 and the unrealized appreciation and depreciation were $16,594,134 and ($47,174), respectively, with a net unrealized appreciation of $16,546,960.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

34 See financial notes

 Schwab Target 2025 Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$124,407,082	$—	$—	$124,407,082
Short-Term Investment(a)	—	3,002,881	—	3,002,881

Total	$124,407,082	$3,002,881	$—	$127,409,963

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2012.

See financial notes 35

 Schwab Target 2025 Fund

Statement of
Assets and Liabilities
As of April 30, 2012; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $88,463,077)		$104,264,814
Investments in unaffiliated issuers, at value (cost $21,369,595)	+	23,145,149

Total investments, at value (cost $109,832,672)		127,409,963
Receivables:
Fund shares sold		193,242
Dividends		59,525
Due from investment adviser		905
Interest		2
Prepaid expenses	+	740

Total assets		127,664,377

Liabilities

Payables:
Investments bought		140,000
Fund shares redeemed		24,504
Accrued expenses	+	20,051

Total liabilities		184,555

Net Assets

Total assets		127,664,377
Total liabilities	−	184,555

Net assets		$127,479,822

Net Assets by Source
Capital received from investors		111,397,817
Net investment income not yet distributed		266,564
Net realized capital losses		(1,761,850)
Net unrealized capital gains		17,577,291

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$127,479,822		11,048,491		$11.54

36 See financial notes

 Schwab Target 2025 Fund

Statement of
Operations
For November 1, 2011 through April 30, 2012; unaudited

Investment Income

Dividends received from affiliated underlying funds		$1,144,144
Dividends received from unaffiliated underlying funds		242,643
Interest	+	189

Total investment income		1,386,976

Expenses

Professional fees		18,517
Registration fees		13,648
Portfolio accounting fees		8,151
Transfer agent fees		6,974
Shareholder reports		6,917
Trustees’ fees		3,195
Custodian fees		3,032
Interest expense		12
Other expenses	+	1,357

Total expenses		61,803
Expense reduction by CSIM	−	61,791

Net expenses	−	12

Net investment income		1,386,964

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		250,740
Realized capital gain distributions received from unaffiliated underlying funds		12,760
Net realized losses on sales of affiliated underlying funds	+	(381,709)

Net realized losses		(118,209)
Net unrealized gains on affiliated underlying funds		6,829,517
Net unrealized gains on unaffiliated underlying funds	+	1,223,428

Net unrealized gains	+	8,052,945

Net realized and unrealized gains		7,934,736

Increase in net assets resulting from operations		$9,321,700

See financial notes 37

 Schwab Target 2025 Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/11-4/30/12			11/1/10-10/31/11
Net investment income		$1,386,964	$1,434,137
Net realized losses		(118,209)	(122,004)
Net unrealized gains	+	8,052,945	1,690,609

Increase in net assets from operations		9,321,700	3,002,742

Distributions to Shareholders

Distributions from net investment income		($1,878,136)	($1,192,290)

Transactions in Fund Shares

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,163,680	$24,043,021	4,868,311	$53,244,649
Shares reinvested		174,782	1,847,442	109,885	1,176,870
Shares redeemed	+	(911,523)	(10,128,000)	(1,355,247)	(14,727,440)

Net transactions in fund shares		1,426,939	$15,762,463	3,622,949	$39,694,079

Shares Outstanding and Net Assets

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		9,621,552	$104,273,795	5,998,603	$62,769,264
Total increase	+	1,426,939	23,206,027	3,622,949	41,504,531

End of period		11,048,491	$127,479,822	9,621,552	$104,273,795

Net investment income not yet distributed			$266,564		$757,736

38 See financial notes

Schwab Target 2030 Fund

Financial Statements

Financial Highlights

	11/1/11–		11/1/10–	11/1/09–	11/1/08–	11/1/07–	11/1/06–
	4/30/12*		10/31/11	10/31/10	10/31/09	10/31/08	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	11.43		11.05	9.69	8.51	13.15	11.67

Income (loss) from investment operations:
Net investment income (loss)	0.14		0.19	0.17	0.20	0.28	0.18
Net realized and unrealized gains (losses)	0.85		0.38	1.36	1.23	(4.47)	1.48

Total from investment operations	0.99		0.57	1.53	1.43	(4.19)	1.66
Less distributions:
Distributions from net investment income	(0.19)		(0.19)	(0.17)	(0.25)	(0.35)	(0.16)
Distributions from net realized gains	—		—	—	—	(0.10)	(0.02)

Total distributions	(0.19)		(0.19)	(0.17)	(0.25)	(0.45)	(0.18)

Net asset value at end of period	12.23		11.43	11.05	9.69	8.51	13.15

Total return (%)	8.83	[1]	5.20	15.97	17.31	(32.83)	14.45

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	—	[3]	—	0.00 [4]	0.01 [5]	0.03	0.03
Gross operating expenses[2]	0.05	[3]	0.05	0.08	0.11	0.10	0.09
Net investment income (loss)	2.35	[3]	1.60	1.64	2.37	2.35	1.50
Portfolio turnover rate	12	[1]	8	14	50	31 [6]	—
Net assets, end of period ($ x 1,000,000)	429		372	296	200	129	162

* Unaudited.
1 Not annualized
2 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
3 Annualized.
4 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
5 Effective April 20, 2009 the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.
6 The portfolio turnover ratio increased due to additional rebalancing activity of the underlying funds during the period.

See financial notes 39

 Schwab Target 2030 Fund

Portfolio Holdings as of April 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.5%	Other Investment Companies	340,553,120	418,218,436
2.4%	Short-Term Investment	10,317,246	10,317,246

99.9%	Total Investments	350,870,366	428,535,682
0.1%	Other Assets and Liabilities, Net		388,762

100.0%	Total Net Assets		428,924,444

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.5% of net assets

Equity Funds 77.8%

Global Real Estate 3.8%
Schwab Global Real Estate Fund (a)	2,512,867	16,358,765

International 17.8%
American Century International Growth Fund, Institutional Shares	1,331,241	14,191,034
Laudus International MarketMasters Fund, Select Shares (a)	1,561,631	29,030,713
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	428,307	3,974,685
Laudus Mondrian International Equity Fund, Institutional Shares (a)	1,928,094	13,438,817
William Blair International Small Cap Growth Fund, Institutional Shares	1,204,545	15,815,678

		76,450,927

Large-Cap 45.1%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)*	3,411,573	50,525,397
Schwab Core Equity Fund (a)	2,796,992	52,247,818
Schwab Dividend Equity Fund (a)	1,621,619	23,367,523
Schwab S&P 500 Index Fund (a)	1,957,842	42,857,170
TCW Relative Value Large Cap Fund	1,683,376	24,577,293

		193,575,201

Small-Cap 11.1%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	1,250,203	16,627,706
Schwab Small-Cap Equity Fund (a)	1,794,495	30,883,260

		47,510,966

		333,895,859

Fixed-Income Funds 19.7%

Inflation-Protected Bond 1.4%
Schwab Treasury Inflation Protected Securities Fund (a)	495,390	5,890,188

Intermediate-Term Bond 16.6%
PIMCO Total Return Fund, Institutional Shares	803,606	9,016,456
Schwab Premier Income Fund (a)	828,662	8,717,529
Schwab Total Bond Market Fund (a)	5,545,597	53,404,102

		71,138,087

International Bond 1.7%
Laudus Mondrian International Fixed Income Fund (a)	615,553	7,294,302

		84,322,577

Total Other Investment Companies
(Cost $340,553,120)		418,218,436

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 2.4% of net assets

Time Deposit 2.4%
Bank of America
0.03%, 05/01/12	10,317,246	10,317,246

Total Short-Term Investment
(Cost $10,317,246)		10,317,246

End of Investments.

At 04/30/12, the tax basis cost of the fund’s investments was $355,049,493 and the unrealized appreciation and depreciation were $74,157,124 and ($670,935), respectively, with a net unrealized appreciation of $73,486,189.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

40 See financial notes

 Schwab Target 2030 Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$418,218,436	$—	$—	$418,218,436
Short-Term Investment(a)	—	10,317,246	—	10,317,246

Total	$418,218,436	$10,317,246	$—	$428,535,682

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2012.

See financial notes 41

 Schwab Target 2030 Fund

Statement of
Assets and Liabilities
As of April 30, 2012; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $285,850,854)		$354,617,975
Investments in unaffiliated issuers, at value (cost $65,019,512)	+	73,917,707

Total investments, at value (cost $350,870,366)		428,535,682
Receivables:
Fund shares sold		480,530
Dividends		157,637
Due from investment adviser		1,345
Interest		8
Prepaid expenses	+	4,243

Total assets		429,179,445

Liabilities

Payables:
Fund shares redeemed		200,491
Accrued expenses	+	54,510

Total liabilities		255,001

Net Assets

Total assets		429,179,445
Total liabilities	−	255,001

Net assets		$428,924,444

Net Assets by Source
Capital received from investors		384,711,287
Net investment income not yet distributed		738,051
Net realized capital losses		(34,190,210)
Net unrealized capital gains		77,665,316

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$428,924,444		35,062,840		$12.23

42 See financial notes

 Schwab Target 2030 Fund

Statement of
Operations
For November 1, 2011 through April 30, 2012; unaudited

Investment Income

Dividends received from affiliated underlying funds		$3,908,048
Dividends received from unaffiliated underlying funds		685,480
Interest	+	685

Total investment income		4,594,213

Expenses

Shareholder reports		21,353
Professional fees		21,261
Registration fees		14,844
Transfer agent fees		14,565
Portfolio accounting fees		10,899
Custodian fees		5,099
Trustees’ fees		4,101
Other expenses	+	4,718

Total expenses		96,840
Expense reduction by CSIM	−	96,840

Net investment income		4,594,213

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		855,235
Net realized losses on sales of affiliated underlying funds*		(1,199,379)
Net realized losses on sales of unaffiliated underlying funds	+	(12,979)

Net realized losses		(357,123)
Net unrealized gains on affiliated underlying funds		25,205,343
Net unrealized gains on unaffiliated underlying funds	+	4,396,465

Net unrealized gains	+	29,601,808

Net realized and unrealized gains		29,244,685

Increase in net assets resulting from operations		$33,838,898

*	Includes $1,190 from a litigation settlement related to an affiliated underlying fund.

See financial notes 43

 Schwab Target 2030 Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/11-4/30/12			11/1/10-10/31/11
Net investment income		$4,594,213	$5,671,726
Net realized losses		(357,123)	(992,639)
Net unrealized gains	+	29,601,808	9,985,667

Increase in net assets from operations		33,838,898	14,664,754

Distributions to Shareholders

Distributions from net investment income		($6,263,907)	($5,459,742)

Transactions in Fund Shares

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,759,936	$55,851,494	10,393,929	$120,477,375
Shares reinvested		547,142	6,095,164	465,434	5,296,644
Shares redeemed	+	(2,763,523)	(32,167,476)	(5,173,535)	(59,799,151)

Net transactions in fund shares		2,543,555	$29,779,182	5,685,828	$65,974,868

Shares Outstanding and Net Assets

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		32,519,285	$371,570,271	26,833,457	$296,390,391
Total increase	+	2,543,555	57,354,173	5,685,828	75,179,880

End of period		35,062,840	$428,924,444	32,519,285	$371,570,271

Net investment income not yet distributed			$738,051		$2,407,745

44 See financial notes

Schwab Target 2035 Fund

Financial Statements

Financial Highlights

	11/1/11–		11/1/10–	11/1/09–	11/1/08–	3/12/08[1]–
	4/30/12*		10/31/11	10/31/10	10/31/09	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	10.70		10.32	9.00	7.76	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.12		0.16	0.13	0.15	0.04
Net realized and unrealized gains (losses)	0.87		0.38	1.33	1.23	(2.28)

Total from investment operations	0.99		0.54	1.46	1.38	(2.24)
Less distributions:
Distributions from net investment income	(0.16)		(0.16)	(0.14)	(0.14)	—

Net asset value at end of period	11.53		10.70	10.32	9.00	7.76

Total return (%)	9.37	[2]	5.27	16.29	18.22	(22.40)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	—	[4]	—	0.00 [5]	0.01 [6]	0.02	[4]
Gross operating expenses[3]	0.14	[4]	0.17	0.30	0.67	1.57	[4]
Net investment income (loss)	2.22	[4]	1.41	1.38	1.92	1.32	[4]
Portfolio turnover rate	11	[2]	4	14	49	7	[2]
Net assets, end of period ($ x 1,000,000)	96		77	49	22	6

* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.
5 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
6 Effective April 20, 2009 the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.

See financial notes 45

 Schwab Target 2035 Fund

Portfolio Holdings as of April 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.4%	Other Investment Companies	78,162,930	93,378,615
2.4%	Short-Term Investment	2,274,640	2,274,640

99.8%	Total Investments	80,437,570	95,653,255
0.2%	Other Assets and Liabilities, Net		211,356

100.0%	Total Net Assets		95,864,611

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.4% of net assets

Equity Funds 84.7%

Global Real Estate 4.1%
Schwab Global Real Estate Fund (a)	607,821	3,956,914

International 19.2%
American Century International Growth Fund, Institutional Shares	312,690	3,333,278
Laudus International MarketMasters Fund, Select Shares (a)	376,326	6,995,909
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	103,661	961,970
Laudus Mondrian International Equity Fund, Institutional Shares (a)	468,864	3,267,980
William Blair International Small Cap Growth Fund, Institutional Shares	289,795	3,805,013

		18,364,150

Large-Cap 49.3%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)*	840,316	12,445,085
Schwab Core Equity Fund (a)	674,226	12,594,536
Schwab Dividend Equity Fund (a)	393,839	5,675,226
Schwab S&P 500 Index Fund (a)	475,473	10,408,108
TCW Relative Value Large Cap Fund	418,142	6,104,877

		47,227,832

Small-Cap 12.1%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	305,959	4,069,260
Schwab Small-Cap Equity Fund (a)	439,687	7,567,012

		11,636,272

		81,185,168

Fixed-Income Funds 12.7%

Inflation-Protected Bond 0.9%
Schwab Treasury Inflation Protected Securities Fund (a)	75,484	897,507

Intermediate-Term Bond 10.7%
PIMCO Total Return Fund, Institutional Shares	84,079	943,363
Schwab Premier Income Fund (a)	122,751	1,291,343
Schwab Total Bond Market Fund (a)	829,569	7,988,746

		10,223,452

International Bond 1.1%
Laudus Mondrian International Fixed Income Fund (a)	90,505	1,072,488

		12,193,447

Total Other Investment Companies
(Cost $78,162,930)		93,378,615

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 2.4% of net assets

Time Deposit 2.4%
Bank of America
0.03%, 05/01/12	2,274,640	2,274,640

Total Short-Term Investment
(Cost $2,274,640)		2,274,640

End of Investments.

At 04/30/12, the tax basis cost of the fund’s investments was $81,309,844 and the unrealized appreciation and depreciation were $14,387,870 and ($44,459), respectively, with a net unrealized appreciation of $14,343,411.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

46 See financial notes

 Schwab Target 2035 Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$93,378,615	$—	$—	$93,378,615
Short-Term Investment(a)	—	2,274,640	—	2,274,640

Total	$93,378,615	$2,274,640	$—	$95,653,255

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2012.

See financial notes 47

 Schwab Target 2035 Fund

Statement of
Assets and Liabilities
As of April 30, 2012; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $65,503,312)		$79,192,084
Investments in unaffiliated issuers, at value (cost $14,934,258)	+	16,461,171

Total investments, at value (cost $80,437,570)		95,653,255
Receivables:
Fund shares sold		855,502
Dividends		22,412
Due from investment adviser		854
Interest		2
Prepaid expenses	+	584

Total assets		96,532,609

Liabilities

Payables:
Investments bought		610,000
Fund shares redeemed		38,152
Accrued expenses	+	19,846

Total liabilities		667,998

Net Assets

Total assets		96,532,609
Total liabilities	−	667,998

Net assets		$95,864,611

Net Assets by Source
Capital received from investors		81,965,263
Net investment income not yet distributed		122,959
Net realized capital losses		(1,439,296)
Net unrealized capital gains		15,215,685

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$95,864,611		8,311,463		$11.53

48 See financial notes

 Schwab Target 2035 Fund

Statement of
Operations
For November 1, 2011 through April 30, 2012; unaudited

Investment Income

Dividends received from affiliated underlying funds		$797,442
Dividends received from unaffiliated underlying funds		135,028
Interest	+	170

Total investment income		932,640

Expenses

Professional fees		18,268
Registration fees		11,938
Portfolio accounting fees		7,839
Shareholder reports		6,826
Transfer agent fees		6,565
Trustees’ fees		3,076
Custodian fees		2,353
Other expenses	+	1,045

Total expenses		57,910
Expense reduction by CSIM	−	57,910

Net investment income		932,640

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		196,134
Net realized losses on sales of affiliated underlying funds	+	(344,226)

Net realized losses		(148,092)
Net unrealized gains on affiliated underlying funds		5,991,658
Net unrealized gains on unaffiliated underlying funds	+	1,035,330

Net unrealized gains	+	7,026,988

Net realized and unrealized gains		6,878,896

Increase in net assets resulting from operations		$7,811,536

See financial notes 49

 Schwab Target 2035 Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/11-4/30/12			11/1/10-10/31/11
Net investment income		$932,640	$927,810
Net realized gains (losses)		(148,092)	18,391
Net unrealized gains	+	7,026,988	1,171,771

Increase in net assets from operations		7,811,536	2,117,972

Distributions to Shareholders

Distributions from net investment income		($1,173,912)	($819,461)

Transactions in Fund Shares

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,513,305	$16,752,121	3,517,865	$38,278,820
Shares reinvested		110,095	1,149,391	74,569	798,641
Shares redeemed	+	(550,596)	(6,104,806)	(1,062,462)	(11,556,596)

Net transactions in fund shares		1,072,804	$11,796,706	2,529,972	$27,520,865

Shares Outstanding and Net Assets

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,238,659	$77,430,281	4,708,687	$48,610,905
Total increase	+	1,072,804	18,434,330	2,529,972	28,819,376

End of period		8,311,463	$95,864,611	7,238,659	$77,430,281

Net investment income not yet distributed			$122,959		$364,231

50 See financial notes

Schwab Target 2040 Fund

Financial Statements

Financial Highlights

	11/1/11–		11/1/10–	11/1/09–	11/1/08–	11/1/07–	11/1/06–
	4/30/12*		10/31/11	10/31/10	10/31/09	10/31/08	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	11.55		11.16	9.71	8.48	13.45	11.83

Income (loss) from investment operations:
Net investment income (loss)	0.13		0.17	0.15	0.18	0.28	0.17
Net realized and unrealized gains (losses)	0.99		0.40	1.46	1.27	(4.80)	1.62

Total from investment operations	1.12		0.57	1.61	1.45	(4.52)	1.79
Less distributions:
Distributions from net investment income	(0.17)		(0.18)	(0.16)	(0.22)	(0.36)	(0.15)
Distributions from net realized gains	—		—	—	—	(0.09)	(0.02)

Total distributions	(0.17)		(0.18)	(0.16)	(0.22)	(0.45)	(0.17)

Net asset value at end of period	12.50		11.55	11.16	9.71	8.48	13.45

Total return (%)	9.84	[1]	5.08	16.71	17.66	(34.60)	15.32

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	—	[3]	—	0.00 [4]	0.00 [4,5]	0.01	0.01
Gross operating expenses[2]	0.06	[3]	0.06	0.10	0.15	0.15	0.13
Net investment income (loss)	2.19	[3]	1.42	1.44	2.15	2.22	1.19
Portfolio turnover rate	12	[1]	3	15	51	36 [6]	—
Net assets, end of period ($ x 1,000,000)	409		342	259	163	94	118

* Unaudited.
1 Not annualized.
2 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
3 Annualized.
4 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
5 Effective April 20, 2009 the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.
6 The portfolio turnover ratio increased due to additional rebalancing activity of the underlying funds during the period.

See financial notes 51

 Schwab Target 2040 Fund

Portfolio Holdings as of April 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.6%	Other Investment Companies	324,469,908	399,363,379
2.3%	Short-Term Investment	9,449,656	9,449,656

99.9%	Total Investments	333,919,564	408,813,035
0.1%	Other Assets and Liabilities, Net		317,462

100.0%	Total Net Assets		409,130,497

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.6% of net assets

Equity Funds 89.1%

Global Real Estate 4.3%
Schwab Global Real Estate Fund (a)	2,738,712	17,829,014

International 20.4%
American Century International Growth Fund, Institutional Shares	1,413,435	15,067,214
Laudus International MarketMasters Fund, Select Shares (a)	1,707,405	31,740,664
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	470,587	4,367,050
Laudus Mondrian International Equity Fund, Institutional Shares (a)	2,144,907	14,950,002
William Blair International Small Cap Growth Fund, Institutional Shares	1,310,471	17,206,487

		83,331,417

Large-Cap 51.7%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)*	3,735,223	55,318,653
Schwab Core Equity Fund (a)	3,039,424	56,776,441
Schwab Dividend Equity Fund (a)	1,756,135	25,305,901
Schwab S&P 500 Index Fund (a)	2,142,404	46,897,223
TCW Relative Value Large Cap Fund	1,860,172	27,158,518

		211,456,736

Small-Cap 12.7%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	1,366,334	18,172,243
Schwab Small-Cap Equity Fund (a)	1,956,325	33,668,360

		51,840,603

		364,457,770

Fixed-Income Funds 8.5%

Inflation-Protected Bond 0.7%
Schwab Treasury Inflation Protected Securities Fund (a)	247,450	2,942,176

Intermediate-Term Bond 7.0%
PIMCO Total Return Fund, Institutional Shares	131,636	1,476,952
Schwab Premier Income Fund (a)	351,671	3,699,575
Schwab Total Bond Market Fund (a)	2,436,756	23,465,957

		28,642,484

International Bond 0.8%
Laudus Mondrian International Fixed Income Fund (a)	280,249	3,320,949

		34,905,609

Total Other Investment Companies
(Cost $324,469,908)		399,363,379

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 2.3% of net assets

Time Deposit 2.3%
Bank of America
0.03%, 05/01/12	9,449,656	9,449,656

Total Short-Term Investment
(Cost $9,449,656)		9,449,656

End of Investments.

At 04/30/12, the tax basis cost of the fund’s investments was $338,286,999 and the unrealized appreciation and depreciation were $70,526,036 and ($0), respectively, with a net unrealized appreciation of $70,526,036.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

52 See financial notes

 Schwab Target 2040 Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$399,363,379	$—	$—	$399,363,379
Short-Term Investment(a)	—	9,449,656	—	9,449,656

Total	$399,363,379	$9,449,656	$—	$408,813,035

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2012.

See financial notes 53

 Schwab Target 2040 Fund

Statement of
Assets and Liabilities
As of April 30, 2012; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $272,150,872)		$338,454,208
Investments in unaffiliated issuers, at value (cost $61,768,692)	+	70,358,827

Total investments, at value (cost $333,919,564)		408,813,035
Receivables:
Fund shares sold		799,484
Dividends		62,008
Due from investment adviser		1,526
Interest		8
Prepaid expenses	+	3,610

Total assets		409,679,671

Liabilities

Payables:
Investments bought		375,000
Fund shares redeemed		104,735
Accrued expenses	+	69,439

Total liabilities		549,174

Net Assets

Total assets		409,679,671
Total liabilities	−	549,174

Net assets		$409,130,497

Net Assets by Source
Capital received from investors		361,496,357
Net investment income not yet distributed		421,780
Net realized capital losses		(27,681,111)
Net unrealized capital gains		74,893,471

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$409,130,497		32,724,179		$12.50

54 See financial notes

 Schwab Target 2040 Fund

Statement of
Operations
For November 1, 2011 through April 30, 2012; unaudited

Investment Income

Dividends received from affiliated underlying funds		$3,417,521
Dividends received from unaffiliated underlying funds		577,232
Interest	+	568

Total investment income		3,995,321

Expenses

Shareholder reports		33,502
Professional fees		20,918
Transfer agent fees		18,521
Registration fees		14,581
Portfolio accounting fees		10,557
Custodian fees		4,509
Trustees’ fees		4,012
Other expenses	+	4,157

Total expenses		110,757
Expense reduction by CSIM	−	110,757

Net investment income		3,995,321

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		880,167
Net realized losses on sales of affiliated underlying funds*		(2,048,823)
Net realized losses on sales of unaffiliated underlying funds	+	(27,464)

Net realized losses		(1,196,120)
Net unrealized gains on affiliated underlying funds		27,534,946
Net unrealized gains on unaffiliated underlying funds	+	4,582,018

Net unrealized gains	+	32,116,964

Net realized and unrealized gains		30,920,844

Increase in net assets resulting from operations		$34,916,165

*	Includes $853 from a litigation settlement related to an affiliated underlying fund.

See financial notes 55

 Schwab Target 2040 Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/11-4/30/12			11/1/10-10/31/11
Net investment income		$3,995,321	$4,533,448
Net realized losses		(1,196,120)	(391,406)
Net unrealized gains	+	32,116,964	7,589,199

Increase in net assets from operations		34,916,165	11,731,241

Distributions to Shareholders

Distributions from net investment income		($5,065,636)	($4,347,408)

Transactions in Fund Shares

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,107,623	$61,190,201	10,468,609	$123,614,335
Shares reinvested		440,155	4,960,552	366,999	4,260,852
Shares redeemed	+	(2,453,404)	(29,231,712)	(4,450,866)	(52,299,460)

Net transactions in fund shares		3,094,374	$36,919,041	6,384,742	$75,575,727

Shares Outstanding and Net Assets

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		29,629,805	$342,360,927	23,245,063	$259,401,367
Total increase	+	3,094,374	66,769,570	6,384,742	82,959,560

End of period		32,724,179	$409,130,497	29,629,805	$342,360,927

Net investment income not yet distributed			$421,780		$1,492,095

56 See financial notes

 Schwab Target Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)	Schwab Premier Equity Fund
Schwab Target 2010 Fund	Schwab Core Equity Fund
Schwab Target 2015 Fund	Schwab Dividend Equity Fund
Schwab Target 2020 Fund	Schwab Large-Cap Growth Fund
Schwab Target 2025 Fund	Schwab Small-Cap Equity Fund
Schwab Target 2030 Fund	Schwab Hedged Equity Fund
Schwab Target 2035 Fund	Schwab Financial Services Fund
Schwab Target 2040 Fund	Schwab Health Care Fund
Schwab S&P 500 Index Fund	Schwab International Core Equity Fund
Schwab Small-Cap Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab Total Stock Market Index Fund	Schwab Fundamental US Small-Mid Company Index Fund
Schwab International Index Fund	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack All Equity Portfolio	Schwab Fundamental International Small-Mid Company Index Fund
Schwab MarketTrack Growth Portfolio	Schwab Fundamental Emerging Markets Index Fund
Schwab MarketTrack Balanced Portfolio	Schwab Monthly Income Fund-Moderate Payout
Schwab MarketTrack Conservative Portfolio	Schwab Monthly Income Fund-Enhanced Payout
Laudus Small-Cap MarketMasters Fund	Schwab Monthly Income Fund-Maximum Payout
Laudus International MarketMasters Fund
Schwab Balanced Fund

The Schwab Target Funds are “fund of funds.” Each of the funds seeks to achieve its investment objective by investing in a combination of other Schwab and/or Laudus Funds and other unaffiliated, third-party mutual funds, in accordance with its target portfolio allocation. Each fund may also invest directly in equity and fixed income securities, exchange traded funds (“ETFs”), cash equivalents, including money market securities, and futures. Each fund bears its share of the allocable expenses of the underlying funds in which they invest.

Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 9) at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the Board of Trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the Securities Exchange Commission (“SEC”).

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Underlying funds: valued at their respective net asset values.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the funds determine that either the volume and/or level of activity for an asset or

 57

 Schwab Target Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted prices for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted prices. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.

The levels associated with valuing the funds’ investments for the period ended April 30, 2012 are disclosed in the Portfolio Holdings.

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(d) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

58

 Schwab Target Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(e) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year.

(f) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(g) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(h) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(i) New Accounting Pronouncements:

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Updates (“ASU”) related to accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new and existing transfers that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, the FASB issued an update to requirements relating to “Fair Value Measurement which represents amendments to achieve common fair value measurement and disclosure requirements in US GAAP and IFRS.” The amendments include (i) those that clarify the FASB’s intent about the application of existing fair value measurement and disclosure requirements and (ii) those that change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The amendments that change a particular principle or requirement for measuring fair value or disclosing information about fair value measurements relate to (i) measuring the fair value of the financial instruments that are managed within a portfolio; (ii) application of premium and discount in a fair value measurement; and (iii) additional disclosures about fair value measurements. The update is effective for annual periods beginning after December 15, 2011 with early adoption prohibited.

At this time, management is evaluating the implications of these changes and their impact on the financial statements.

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Asset Allocation Risk. The funds are subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of a fund’s assets among the various asset classes and market segments will cause the funds to underperform other funds with a similar investment objective.

Affiliated Fund Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds, without taking fees into consideration.

 59

 Schwab Target Funds

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the funds will fluctuate, which means that an investor could lose money.

Underlying Fund Investment Risk. The value of your investment in the funds is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the funds may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although a fund’s exposure to a particular risk will be proportionate to the fund’s overall asset allocation and underlying fund allocation.

•	Investment Risk. An investment in an underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds may experience losses with respect to their investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

•	Management Risk. The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-advisers) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.

•	Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause a fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.

•	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•	Large-, Mid- and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid-cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments - bonds or stocks of another capitalization range, for instance -and underlying fund’s large-, mid- or small-cap holdings could reduce performance.

•	Money Market Risk. Although an underlying money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in a money market fund. In addition, a money market fund is not designed to offer capital appreciation.

•	ETFs Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

•	Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

•	Emerging Market Risk. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious

60

 Schwab Target Funds

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund’s investments in emerging market countries.

•	Derivatives Risk. An underlying fund’s use of derivatives instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested.

•	Leverage Risk. Certain underlying fund transactions, such as derivatives, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose a fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio of securities, which means even a small amount of leverage can have a disproportionately large impact on the fund.

•	Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

•	Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transactions costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gain distributions.

Direct Investment Risk. The funds may invest a portion of its assets directly in equity and fixed income securities, ETFs, money market securities, and futures. A fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same security.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

The Board of Trustees has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. The funds are not subject to any fee under the Plan.

CSIM and Schwab have agreed with the funds to limit (“expense limitation”) the total annual fund operating expense charged, excluding interest, taxes and certain non-routine expenses of the funds to 0.00% for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the funds’ Board of Trustees.

The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

 61

 Schwab Target Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of April 30, 2012, the percentages of shares of other related funds owned by each Schwab Target fund are:

	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab
	Target	Target	Target	Target	Target	Target	Target
	2010	2015	2020	2025	2030	2035	2040
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Equity Funds:

Global Real Estate:
Schwab Global Real Estate Fund	0.6%	0.7%	4.5%	2.1%	8.0%	1.9%	8.7%
International:
Laudus International MarketMasters Fund	0.1%	0.2%	1.0%	0.5%	1.8%	0.4%	1.9%
Laudus Mondrian Emerging Markets Fund	0.2%	0.2%	1.3%	0.6%	2.5%	0.6%	2.7%
Laudus Mondrian International Equity Fund	0.9%	1.1%	6.5%	3.1%	11.4%	2.8%	12.7%
Large-Cap:
Laudus Growth Investors U.S. Large Cap Growth Fund	0.4%	0.5%	2.6%	1.3%	4.7%	1.1%	5.1%
Schwab Core Equity Fund	0.2%	0.3%	1.7%	0.8%	3.0%	0.7%	3.3%
Schwab Dividend Equity Fund	0.1%	0.1%	0.9%	0.4%	1.6%	0.4%	1.7%
Schwab S&P 500 Index Fund	0.0% *	0.0% *	0.2%	0.1%	0.3%	0.1%	0.4%
Small-Cap:
Laudus Small-Cap MarketMasters Fund	0.8%	1.0%	5.8%	2.9%	10.5%	2.6%	11.5%
Schwab Small-Cap Equity Fund	0.6%	0.7%	4.3%	2.1%	7.8%	1.9%	8.5%

Fixed-Income Funds:

Inflation-Protected Bond:
Schwab Treasury Inflation Protected Securities Fund	0.8%	0.6%	2.3%	0.7%	1.7%	0.3%	0.8%

Intermediate-Term Bond:
Schwab Premier Income Fund	0.6%	0.5%	2.0%	0.8%	2.0%	0.3%	0.9%
Schwab Total Bond Market Fund	1.3%	1.2%	5.7%	2.0%	5.4%	0.8%	2.4%
International Bond:
Laudus Mondrian International Fixed Income Fund	0.2%	0.2%	0.8%	0.3%	0.8%	0.1%	0.4%
Short-Term Bond:
Schwab Short-Term Bond Market Fund	2.0%	1.3%	2.2%	—%	—%	—%	—%

Money Market Fund:
Schwab Value Advantage Money Fund	0.0% *	0.0% *	—%	—%	—%	—%	—%

*	Less than 0.05%

62

 Schwab Target Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Below is a summary of the funds’ transactions with their affiliated underlying funds during the period ended April 30, 2012.

Schwab Target 2010 Fund:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/11	11/01/11
Underlying Funds	10/31/11	Additions	Sales	04/30/12	04/30/12	to 04/30/12	to 04/30/12

Equity Funds:

Global Real Estate:
Schwab Global Real Estate Fund	207,569	10,260	(17,469)	200,360	$1,304,346	($23,519)	$13,477
International:
Laudus International MarketMasters Fund, Select Shares	136,896	13,518	(29,193)	121,221	2,253,494	83,646	25,457
Laudus Mondrian Emerging Markets Fund, Institutional Shares	94,911	—	(62,897)	32,014	297,093	10,270	17,255
Laudus Mondrian International Equity Fund, Institutional Shares	152,484	13,627	(7,168)	158,943	1,107,833	1,983	59,581
Large-Cap:
Laudus Growth Investors U.S. Large Cap Growth Fund	198,308	83,781	(24,171)	257,918	3,819,762	24,540	55,303
Schwab Core Equity Fund	304,554	7,602	(97,301)	214,855	4,013,499	188,337	51,538
Schwab Dividend Equity Fund	95,242	38,314	(9,650)	123,906	1,785,484	5,970	15,503
Schwab S&P 500 Index Fund	229,811	9,761	(98,093)	141,479	3,096,976	642,595	91,024
Small-Cap:
Laudus Small-Cap MarketMasters Fund, Select Shares	75,447	29,760	(10,262)	94,945	1,262,766	8,637	—
Schwab Small-Cap Equity Fund	110,790	39,351	(16,318)	133,823	2,303,093	14,923	864

Fixed-Income Funds:

Inflation-Protected Bond:
Schwab Treasury Inflation Protected Securities Fund	162,879	66,237	(5,500)	223,616	2,658,797	981	26,692
Intermediate-Term Bond:
Schwab Premier Income Fund	359,700	—	(96,042)	263,658	2,773,687	58,212	73,117
Schwab Total Bond Market Fund	1,326,136	72,623	(107,996)	1,290,763	12,430,050	(11,938)	175,050
International Bond:
Laudus Mondrian International Fixed Income Fund	126,926	11,062	(12,788)	125,200	1,483,625	5,743	52,065
Short-Term Bond:
Schwab Short-Term Bond Market Fund	859,166	23,360	(29,200)	853,326	7,927,403	155	43,335

Money Market Fund:
Schwab Value Advantage Money Fund, Institutional Prime Shares	3,468,431	—	(1,500,000)	1,968,431	1,968,431	—	418

Total					$50,486,339	$1,010,535	$700,679

 63

 Schwab Target Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Target 2015 Fund:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/11	11/01/11
Underlying Funds	10/31/11	Additions	Sales	04/30/12	04/30/12	to 04/30/12	to 04/30/12

Equity Funds:

Global Real Estate:
Schwab Global Real Estate Fund	298,566	24,651	(88,891)	234,326	$1,525,461	($75,422)	$17,855
International:
Laudus International MarketMasters Fund, Select Shares	136,706	21,914	(15,383)	143,237	2,662,780	(32,568)	25,738
Laudus Mondrian Emerging Markets Fund, Institutional Shares	114,210	3,736	(79,975)	37,971	352,375	(35,483)	20,763
Laudus Mondrian International Equity Fund, Institutional Shares	162,344	20,913	(3,264)	179,993	1,254,549	(3,819)	63,219
Large-Cap:
Laudus Growth Investors U.S. Large Cap Growth Fund	199,713	140,987	(7,166)	333,534	4,939,641	3,130	56,488
Schwab Core Equity Fund	319,081	32,012	(90,308)	260,785	4,871,462	93,985	54,302
Schwab Dividend Equity Fund	98,443	52,665	—	151,108	2,177,460	—	17,122
Schwab S&P 500 Index Fund	240,503	29,675	(85,489)	184,689	4,042,837	103,978	96,185
Small-Cap:
Laudus Small-Cap MarketMasters Fund, Select Shares	100,280	17,832	(2,373)	115,739	1,539,333	(1,443)	—
Schwab Small-Cap Equity Fund	150,005	23,901	(6,554)	167,352	2,880,130	8,567	1,182

Fixed-Income Funds:

Inflation-Protected Bond:
Schwab Treasury Inflation Protected Securities Fund	132,905	41,513	—	174,418	2,073,830	—	21,495
Intermediate-Term Bond:
Schwab Premier Income Fund	196,056	22,924	(10,738)	208,242	2,190,704	(481)	44,300
Schwab Total Bond Market Fund	997,635	195,582	(10,460)	1,182,757	11,389,949	732	145,177
International Bond:
Laudus Mondrian International Fixed Income Fund	102,177	22,187	—	124,364	1,473,711	—	43,621
Short-Term Bond:
Schwab Short-Term Bond Market Fund	426,993	114,592	—	541,585	5,031,322	—	24,868

Money Market Fund:
Schwab Value Advantage Money Fund, Institutional Prime Shares	1,791,651	—	(1,000,000)	791,651	791,651	—	215

Total					$49,197,195	$61,176	$632,530

64

 Schwab Target Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Target 2020 Fund:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/11	11/01/11
Underlying Funds	10/31/11	Additions	Sales	04/30/12	04/30/12	to 04/30/12	to 04/30/12

Equity Funds:

Global Real Estate:
Schwab Global Real Estate Fund	1,660,883	18,149	(267,938)	1,411,094	$9,186,219	($553,035)	$102,537
International:
Laudus International MarketMasters Fund, Select Shares	864,568	51,688	(60,323)	855,933	15,911,799	(25,789)	160,074
Laudus Mondrian Emerging Markets Fund, Institutional Shares	744,546	17,278	(531,120)	230,704	2,140,934	(334,037)	135,359
Laudus Mondrian International Equity Fund, Institutional Shares	1,022,140	83,023	(7,270)	1,097,893	7,652,315	(6,398)	392,621
Large-Cap:
Laudus Growth Investors U.S. Large Cap Growth Fund	1,263,479	652,868	(42,790)	1,873,557	27,747,374	54,728	355,796
Schwab Core Equity Fund	2,110,854	27,640	(600,437)	1,538,057	28,730,903	(26,790)	357,073
Schwab Dividend Equity Fund	632,350	265,419	—	897,769	12,936,852	—	106,684
Schwab S&P 500 Index Fund	1,518,287	33,287	(472,236)	1,079,338	23,626,699	2,384,647	600,323
Small-Cap:
Laudus Small-Cap MarketMasters Fund, Select Shares	586,685	121,756	(22,609)	685,832	9,121,566	11,276	—
Schwab Small-Cap Equity Fund	841,120	186,325	(43,599)	983,846	16,931,990	2,911	6,525

Fixed-Income Funds:

Inflation-Protected Bond:
Schwab Treasury Inflation Protected Securities Fund	573,400	88,518	—	661,918	7,870,205	—	91,841
Intermediate-Term Bond:
Schwab Premier Income Fund	761,332	52,267	—	813,599	8,559,063	—	171,265
Schwab Total Bond Market Fund	5,288,857	759,522	(260,313)	5,788,066	55,739,077	(40,039)	727,857
International Bond:
Laudus Mondrian International Fixed Income Fund	527,811	88,112	—	615,923	7,298,691	—	223,339
Short-Term Bond:
Schwab Short-Term Bond Market Fund	871,286	47,148	—	918,434	8,532,255	—	45,282

Money Market Fund:
Schwab Value Advantage Money Fund, Institutional Prime Shares	3,187,964	—	(3,187,964)	—	—	—	359

Total					$241,985,942	$1,467,474	$3,476,935

 65

 Schwab Target Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Target 2025 Fund:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/11	11/01/11
Underlying Funds	10/31/11	Additions	Sales	04/30/12	04/30/12	to 04/30/12	to 04/30/12

Equity Funds:

Global Real Estate:
Schwab Global Real Estate Fund	703,826	56,508	(86,285)	674,049	$4,388,059	($80,468)	$46,543
International:
Laudus International MarketMasters Fund, Select Shares	381,082	58,079	(18,533)	420,628	7,819,479	(49,590)	72,210
Laudus Mondrian Emerging Markets Fund, Institutional Shares	312,968	12,199	(218,069)	107,098	993,873	(130,860)	57,757
Laudus Mondrian International Equity Fund, Institutional Shares	452,359	78,567	—	530,926	3,700,557	—	177,524
Large-Cap:
Laudus Growth Investors U.S. Large Cap Growth Fund	553,297	410,958	(14,250)	950,005	14,069,577	8,976	161,376
Schwab Core Equity Fund	956,556	73,210	(276,446)	753,320	14,072,022	(90,186)	165,024
Schwab Dividend Equity Fund	289,198	149,998	—	439,196	6,328,817	—	49,748
Schwab S&P 500 Index Fund	627,841	77,570	(171,568)	533,843	11,685,825	(52,091)	252,112
Small-Cap:
Laudus Small-Cap MarketMasters Fund, Select Shares	260,766	87,794	(8,196)	340,364	4,526,841	(3,575)	—
Schwab Small-Cap Equity Fund	399,641	104,102	(13,777)	489,966	8,432,311	14,361	3,158

Fixed-Income Funds:

Inflation-Protected Bond:
Schwab Treasury Inflation Protected Securities Fund	173,927	41,697	—	215,624	2,563,766	—	28,893
Intermediate-Term Bond:
Schwab Premier Income Fund	213,823	112,181	—	326,004	3,429,558	—	55,178
Schwab Total Bond Market Fund	1,738,844	360,879	(31,380)	2,068,343	19,918,139	1,724	253,489
International Bond:
Laudus Mondrian International Fixed Income Fund	156,064	41,066	—	197,130	2,335,990	—	71,711

Money Market Fund:
Schwab Value Advantage Money Fund, Institutional Prime Shares	1,398,128	—	(1,398,128)	—	—	—	161

Total					$104,264,814	($381,709)	$1,394,884

66

 Schwab Target Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Target 2030 Fund:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/11	11/01/11
Underlying Funds	10/31/11	Additions	Sales	04/30/12	04/30/12	to 04/30/12	to 04/30/12

Equity Funds:

Global Real Estate:
Schwab Global Real Estate Fund	2,726,695	33,898	(247,726)	2,512,867	$16,358,765	($513,559)	$173,498
International:
Laudus International MarketMasters Fund, Select Shares	1,429,231	143,383	(10,983)	1,561,631	29,030,713	(15,925)	263,552
Laudus Mondrian Emerging Markets Fund, Institutional Shares	1,301,561	56,040	(929,294)	428,307	3,974,685	(847,548)	236,624
Laudus Mondrian International Equity Fund, Institutional Shares	1,725,566	202,528	—	1,928,094	13,438,817	—	667,912
Large-Cap:
Laudus Growth Investors U.S. Large Cap Growth Fund	2,020,252	1,391,321	—	3,411,573	50,525,397	—	568,903
Schwab Core Equity Fund	3,881,565	123,551	(1,208,124)	2,796,992	52,247,818	(182,355)	655,208
Schwab Dividend Equity Fund	1,011,752	609,867	—	1,621,619	23,367,523	—	182,195
Schwab S&P 500 Index Fund	2,342,665	107,002	(491,825)	1,957,842	42,857,170	386,186	928,867
Small-Cap:
Laudus Small-Cap MarketMasters Fund, Select Shares	1,143,509	121,846	(15,152)	1,250,203	16,627,706	(354)	—
Schwab Small-Cap Equity Fund	1,676,570	170,196	(52,271)	1,794,495	30,883,260	(27,014)	12,742

Fixed-Income Funds:

Inflation-Protected Bond:
Schwab Treasury Inflation Protected Securities Fund	424,155	71,235	—	495,390	5,890,188	—	71,267
Intermediate-Term Bond:
Schwab Premier Income Fund	544,479	284,183	—	828,662	8,717,529	—	139,269
Schwab Total Bond Market Fund	4,880,271	665,326	—	5,545,597	53,404,102	—	689,656
International Bond:
Laudus Mondrian International Fixed Income Fund	392,824	222,729	—	615,553	7,294,302	—	173,071

Money Market Fund:
Schwab Value Advantage Money Fund, Institutional Prime Shares	4,558,910	—	(4,558,910)	—	—	—	519

Total					$354,617,975	($1,200,569)	$4,763,283

 67

 Schwab Target Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Target 2035 Fund:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/11	11/01/11
Underlying Funds	10/31/11	Additions	Sales	04/30/12	04/30/12	to 04/30/12	to 04/30/12

Equity Funds:

Global Real Estate:
Schwab Global Real Estate Fund	610,226	33,270	(35,675)	607,821	$3,956,914	($56,841)	$40,494
International:
Laudus International MarketMasters Fund, Select Shares	315,685	60,641	—	376,326	6,995,909	—	59,379
Laudus Mondrian Emerging Markets Fund, Institutional Shares	278,801	20,470	(195,610)	103,661	961,970	(132,350)	52,388
Laudus Mondrian International Equity Fund, Institutional Shares	387,136	81,728	—	468,864	3,267,980	—	150,376
Large-Cap:
Laudus Growth Investors U.S. Large Cap Growth Fund	481,457	358,859	—	840,316	12,445,085	—	138,961
Schwab Core Equity Fund	884,176	55,151	(265,101)	674,226	12,594,536	(87,984)	149,967
Schwab Dividend Equity Fund	242,036	151,803	—	393,839	5,675,226	—	43,519
Schwab S&P 500 Index Fund	488,875	54,440	(67,842)	475,473	10,408,108	(63,228)	194,918
Small-Cap:-
Laudus Small-Cap MarketMasters Fund, Select Shares	258,735	47,224	—	305,959	4,069,260	—	—
Schwab Small-Cap Equity Fund	378,817	76,802	(15,932)	439,687	7,567,012	(4,073)	2,879

Fixed-Income Funds:

Inflation-Protected Bond:
Schwab Treasury Inflation Protected Securities Fund	63,489	11,995	—	75,484	897,507	—	10,824
Intermediate-Term Bond:
Schwab Premier Income Fund	90,073	32,678	—	122,751	1,291,343	—	22,081
Schwab Total Bond Market Fund	695,859	144,159	(10,449)	829,569	7,988,746	250	101,805
International Bond:
Laudus Mondrian International Fixed Income Fund	57,293	33,213	—	90,505	1,072,488	—	25,888

Money Market Fund:
Schwab Value Advantage Money Fund, Institutional Prime Shares	846,451	—	(846,451)	—	—	—	97

Total					$79,192,084	($344,226)	$993,576

68

 Schwab Target Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Target 2040 Fund:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/11	11/01/11
Underlying Funds	10/31/11	Additions	Sales	04/30/12	04/30/12	to 04/30/12	to 04/30/12

Equity Funds:

Global Real Estate:
Schwab Global Real Estate Fund	2,878,926	117,699	(257,913)	2,738,712	$17,829,014	($551,310)	$187,989
International:
Laudus International MarketMasters Fund, Select Shares	1,433,985	273,420	—	1,707,405	31,740,664	—	266,503
Laudus Mondrian Emerging Markets Fund, Institutional Shares	1,317,623	48,575	(895,611)	470,587	4,367,050	(960,072)	243,847
Laudus Mondrian International Equity Fund, Institutional Shares	1,868,526	276,381	—	2,144,907	14,950,002	—	702,753
Large-Cap:
Laudus Growth Investors U.S. Large Cap Growth Fund	2,242,301	1,492,922	—	3,735,223	55,318,653	—	631,432
Schwab Core Equity Fund	4,125,083	191,839	(1,277,498)	3,039,424	56,776,441	(386,952)	696,314
Schwab Dividend Equity Fund	1,166,029	590,106	—	1,756,135	25,305,901	—	203,373
Schwab S&P 500 Index Fund	2,173,959	176,469	(208,024)	2,142,404	46,897,223	(130,050)	861,974
Small-Cap:
Laudus Small-Cap MarketMasters Fund, Select Shares	1,178,238	188,096	—	1,366,334	18,172,243	—	—
Schwab Small-Cap Equity Fund	1,759,299	228,599	(31,573)	1,956,325	33,668,360	(20,903)	13,370

Fixed-Income Funds:

Inflation-Protected Bond:
Schwab Treasury Inflation Protected Securities Fund	225,421	22,029	—	247,450	2,942,176	—	37,372
Intermediate-Term Bond:
Schwab Premier Income Fund	340,348	44,113	(32,790)	351,671	3,699,575	(389)	75,838
Schwab Total Bond Market Fund	1,919,689	517,067	—	2,436,756	23,465,957	—	291,793
International Bond:
Laudus Mondrian International Fixed Income Fund	206,204	74,045	—	280,249	3,320,949	—	84,585

Money Market Fund:
Schwab Value Advantage Money Fund, Institutional Prime Shares	4,790,619	—	(4,790,619)	—	—	—	545

Total					$338,454,208	($2,049,676)	$4,297,688

*	Distributions received include distributions from net investment income and capital gains from the underlying funds.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject

 69

 Schwab Target Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

5. Transfer Agent Services:

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agent services for the fund.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended April 30, 2012, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab Target 2010 Fund	$5,914,000	$10,373,000
Schwab Target 2015 Fund	11,409,000	6,349,000
Schwab Target 2020 Fund	38,178,000	34,425,964
Schwab Target 2025 Fund	26,208,000	13,083,128
Schwab Target 2030 Fund	66,984,000	45,727,910
Schwab Target 2035 Fund	18,960,000	8,948,451
Schwab Target 2040 Fund	71,451,000	42,251,619

9. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds in the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

	Current Period	Prior Period
	(11/1/11-4/30/12)	(11/1/10-10/31/11)

Schwab Target 2010 Fund	$1,177	$3,912
Schwab Target 2015 Fund	2,171	6,220
Schwab Target 2020 Fund	970	7,631
Schwab Target 2025 Fund	1,241	10,063
Schwab Target 2030 Fund	1,868	11,408
Schwab Target 2035 Fund	671	3,665
Schwab Target 2040 Fund	6,530	16,855

70

 Schwab Target Funds

Financial Notes, unaudited (continued)

10. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains, for federal income tax purposes. As of October 31, 2011, the following funds had capital loss carryforwards available to offset future net capital gains before the expiration dates:

	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab
	Target	Target	Target	Target	Target	Target	Target
	2010	2015	2020	2025	2030	2035	2040
Expiration Date	Fund	Fund	Fund	Fund	Fund	Fund	Fund

October 31, 2016	$6,215,469	$—	$9,815,816	$—	$6,715,916	$—	$6,366,179
October 31, 2017	13,259,379	574,932	26,262,598	627,208	21,027,180	468,050	15,004,416
October 31, 2018	—	—	1,839,068	—	890,126	—	475,341
October 31, 2019	—	—	—	—	205,693	—	51,729

Total	$19,474,848	$574,932	$37,917,482	$627,208	$28,838,915	$468,050	$21,897,665

For the year ended October 31, 2011, the funds had capital losses utilized as follows:

	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab
	Target	Target	Target	Target	Target	Target	Target
	2010	2015	2020	2025	2030	2035	2040
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Capital losses utilized	$1,742,275	$151,016	$866,590	$104,969	$—	$36,497	$—

As of October 31, 2011, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2011, the funds did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by the President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010. The funds have adopted the noted provisions of the Act for the period ending April 30, 2012.

11. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

 71

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Capital Trust which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 92 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	75	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	75	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	75	Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Ditech Networks Corporation (1997 – Jan. 2012)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Capital Trust since 2011.)	Private Investor.	75	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Capital Trust since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	75	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	75	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

72

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	75	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1993.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	75	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	92	None

 73

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer (Dec. 2010 – present) and Chief Investment Officer (Dec. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Capital Trust since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Capital Trust since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies, State Street Research (August 2003 – Jan. 2005).

David Lekich 1964 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 2011.)	Senior Vice President, Charles Schwab & Co., Inc., (Sept. 2011 – present); Senior Vice President, Chief Counsel, Charles Schwab Investment Management Inc. (Sept. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Sept. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Sept. 2011); Secretary, Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

74

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. Aggregate Intermediate Bond Index An index that measures the intermediate-term investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.

Barclays U.S. Government/Credit: 1 − 5 Years Index An index that includes investment-grade government and corporate bonds that are denominated in U.S. dollars and have maturities of one to five years. Bonds are represented in the index in proportion to their market value.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

Dow Jones U.S. Total Stock Market Index An index that measures the performance of all U.S. equity securities with readily available prices.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

FTSE EPRA/NAREIT Global Index An index that is designed to provide a diverse representation of publicly traded equity REITs and listed property companies worldwide.

gross domestic product (GDP) The output of goods and services produced by labor and property located in the United States.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

 75

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2012 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR34720-06

Semiannual report dated April 30, 2012, enclosed.

Schwab Balanced Fundtm

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Schwab Balanced Fundtm

Semiannual Report
April 30, 2012

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Schwab Balanced Fundtm

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the Report Period

Schwab Balanced Fund (Ticker Symbol: SWOBX)	8.67%

Balanced Blended Index	8.58%
Fund Category: Morningstar Moderate Allocation	7.40%

Performance Details	page 6

Minimum Initial Investment[1]	$100

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

The Balanced Blended Index is a custom blended index developed by CSIM composed of 60% S&P 500® Index and 40% Barclays U.S. Aggregate Bond Index. The components that make up the composite index may vary over time.

[1]	Please see prospectus for further detail and eligibility requirements.

2 Schwab Balanced Fund

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment objectives, and for reading this important report concerning the Schwab Balanced Fund.

For the six months ended April 30, 2012, investors became more optimistic as conditions generally improved. Economic growth was mixed across the globe, while financial markets grappled with early period concerns regarding the euro zone’s sovereign debt crisis. In an effort to restore financial market stability, the European Central Bank worked closely with the Federal Reserve (Fed) to ensure that the markets were sufficiently liquid. Backed by the support of the European Union, Greece restructured its debt by early 2012. In the U.S., the unemployment rate dropped to 8.1% by April 2012, tentative signs emerged that the housing market became healthier, and the Fed continued to support the economy through a variety of operations.

Stocks rebounded as investor optimism rose, leading equities to outperform bonds and money market securities for the report period. U.S. stocks performed particularly well, with the S&P 500 Index returning 12.8% as investors favored the relative stability of U.S. markets. Stock markets in other countries produced modestly positive returns overall in U.S. dollar terms, beginning to recover early in 2012 in tandem with U.S. equities. U.S. bonds turned in modest performances: the Barclays U.S. Aggregate Bond Index returned 2.4%. Money market securities produced flat returns, while global bonds finished slightly negative overall in U.S. dollar terms.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

12.77%	S&P 500® Index: measures U.S. large-cap stocks

11.02%	Russell 2000® Index: measures U.S. small-cap stocks

2.71%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

2.44%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.02%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Index provider websites and CSIM.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Balanced Fund 3

From the President continued

Stocks rebounded as investor optimism rose, leading equities to outperform bonds and money market securities for the report period.

Thank you for investing in the Schwab Balanced Fund. We encourage you to review your investment portfolio regularly to ensure that it meets your current financial plan. For answers to questions or to consult our website for more information, please visit www.schwabfunds.com. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested.

4 Schwab Balanced Fund

Fund Management

Zifan Tang, CFA, a portfolio manager of the investment adviser, is responsible for the day-to-day management of the fund. She was appointed portfolio manager of the fund in February 2012. Prior to joining the firm in 2012, she had been employed by a large business data provider as a product manager since 2010. Prior to that position, she had been employed by a large investment manager as a portfolio manager since 1997.

Ms. Tang replaced Jake Gilliam as portfolio manager during the reporting period.

Schwab Balanced Fund 5

Schwab Balanced Fund

Performance and Fund Facts as of 04/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Balanced Fundtm (11/18/96)	8.67%	4.44%	2.17%	5.23%
Balanced Blended Index[3]	8.58%	6.23%	3.57%	5.45%
S&P 500® Index	12.77%	4.76%	1.01%	4.71%
Barclays U.S. Aggregate Bond Index	2.44%	7.54%	6.37%	5.71%
Fund Category: Morningstar Moderate Allocation	7.40%	1.04%	2.01%	4.91%

Fund Expense Ratios4: Net 0.64%; Gross 0.80%

 Statistics

Number of Holdings	6
Portfolio Turnover Rate[5]	20%

 Asset Class Weightings % of Investments

Equity Funds – Large-Cap	50.7%
Fixed-Income Funds – Intermediate-Term Bond	36.1%
Equity Funds – Small-Cap	10.1%
Money Market Funds	3.1%
Total	100.0%

 Top Holdings % of Net Assets6,7

Schwab Core Equity Fund	34.8%
Schwab Total Bond Market Fund	24.2%
Laudus Growth Investors U.S. Large Cap Growth Fund	15.8%
Schwab Premier Income Fund	11.8%
Laudus Small-Cap MarketMasters Fund, Select Shares	10.0%
Total	96.6%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Because the fund originally used a different asset allocation strategy and a multi-fund strategy, its performance prior to June 3, 2002 does not reflect the current strategy and may have been different if it did. From June 3, 2002 to February 28, 2008, the fund used a manager of managers strategy, and therefore its performance during this time does not reflect the fund’s current multi-fund strategy and may have been different if it did.

Portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset classes.

The Laudus Growth Investors U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Balanced Blended Index is a custom blended index developed by CSIM composed of 60% S&P 500® Index and 40% Barclays U.S. Aggregate Bond Index. The components that make up the composite index may vary over time.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.64%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.
[7]	The holdings listed exclude any temporary liquidity investments.

6 Schwab Balanced Fund

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees, and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2011 and held through April 30, 2012.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/11	at 4/30/12	11/1/11–4/30/12

Schwab Balanced Fundtm
Actual Return	0.00%	$1,000	$1,086.70	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,024.86	$0.00

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. The expenses incurred by the underlying funds in which the fund invests are not included in this ratio.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182 days of the period, and divided by the 366 days of the fiscal year.

Schwab Balanced Fund 7

Schwab Balanced Fund™

Financial Statements

Financial Highlights

	11/1/11–		11/1/10–		11/1/09–		11/1/08–	11/1/07–	11/1/06–
	4/30/12*		10/31/11		10/31/10		10/31/09	10/31/08[1]	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	11.61		11.00		9.99		9.82	13.86	13.39

Income (loss) from investment operations:
Net investment income (loss)	0.09	[2]	0.17	[2]	0.17	[2]	0.22 [2]	0.20 [2]	0.25 [2]
Net realized and unrealized gains (losses)	0.90		0.63		1.03		0.64	(3.26)	1.06

Total from investment operations	0.99		0.80		1.20		0.86	(3.06)	1.31
Less distributions:
Distributions from net investment income	(0.17)		(0.19)		(0.19)		(0.37)	(0.29)	(0.24)
Distributions from net realized gains	—		—		—		(0.32)	(0.69)	(0.60)

Total distributions	(0.17)		(0.19)		(0.19)		(0.69)	(0.98)	(0.84)

Net asset value at end of period	12.43		11.61		11.00		9.99	9.82	13.86

Total return (%)	8.67	[3]	7.28		12.08		9.45	(23.56)	10.24

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[4]	0.00	[5,6]	0.00	[6]	0.00	[6]	0.00	0.36	1.02 [7]
Gross operating expenses[4]	0.15	[5]	0.16		0.20		0.17	0.53	1.27
Net investment income (loss)	1.60	[5]	1.52		1.67		2.41	1.81	1.84
Portfolio turnover rate	20	[3]	53		8		21	267	244
Net assets, end of period ($ x 1,000,000)	123		109		88		86	85	112

* Unaudited.
1 Effective February 28, 2008, the Investor Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Investor Shares.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
5 Annualized.
6 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
7 The ratio of net operating expenses would have been 1.10% if custody credits and dividend and interest expenses on short sales had not been included.

8 See financial notes

 Schwab Balanced Fund

Portfolio Holdings as of April 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.7%	Other Investment Companies	111,285,059	122,863,778

99.7%	Total Investments	111,285,059	122,863,778
0.3%	Other Assets and Liabilities, Net		360,673

100.0%	Net Assets		123,224,451

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.7% of net assets

Equity Funds 60.6%

Large-Cap 50.6%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)*	1,313,390	19,451,308
Schwab Core Equity Fund (a)	2,296,313	42,895,125

		62,346,433

Small-Cap 10.0%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	928,505	12,349,118

		74,695,551

Fixed-Income Funds 36.0%

Intermediate-Term Bond 36.0%
Schwab Premier Income Fund (a)	1,381,151	14,529,706
Schwab Total Bond Market Fund (a)	3,103,254	29,884,335

		44,414,041

Money Market Fund 3.1%
State Street Institutional U.S. Government Money Market Fund	3,754,186	3,754,186

Total Other Investment Companies
(Cost $111,285,059)		122,863,778

End of Investments.

At 04/30/12, the tax basis cost of the fund’s investments was $113,340,538 and the unrealized appreciation and depreciation were $9,523,240 and ($0), respectively, with a net unrealized appreciation of $9,523,240.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

The following is a summary of the inputs used to value the funds’s investments as of April 30, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$122,863,778	$—	$—	$122,863,778

Total	$122,863,778	$—	$—	$122,863,778

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2012.

See financial notes 9

 Schwab Balanced Fund

Statement of
Assets and Liabilities
As of April 30, 2012; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $107,530,873)		$119,109,592
Investments in unaffiliated issuers, at value (cost $3,754,186)	+	3,754,186

Total investments, at value (cost $111,285,059)		122,863,778
Receivables:
Fund shares sold		348,811
Dividends		88,300
Due from investment adviser		1,142
Interest		28
Prepaid expenses	+	1,948

Total assets		123,304,007

Liabilities

Payables:
Fund shares redeemed		22,284
Accrued expenses	+	57,272

Total liabilities		79,556

Net Assets

Total assets		123,304,007
Total liabilities	−	79,556

Net assets		$123,224,451

Net Assets by Source
Capital received from investors		117,224,213
Net investment income not yet distributed		159,136
Net realized capital losses		(5,737,617)
Net unrealized capital gains		11,578,719

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$123,224,451		9,917,174		$12.43

10 See financial notes

 Schwab Balanced Fund

Statement of
Operations
For November 1, 2011 through April 30, 2012; unaudited

Investment Income

Dividends received from affiliated underlying funds		$814,315
Interest	+	645

Total investment income		814,960

Expenses

Professional fees		22,787
Shareholder reports		17,200
Registration fees		12,070
Transfer agent fees		11,481
Portfolio accounting fees		7,834
Trustees’ fees		3,139
Custodian fees		1,485
Interest expense		182
Other expenses	+	1,427

Total expenses		77,605
Expense reduction by CSIM	−	77,423

Net expenses	−	182

Net investment income		814,778

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		446,439
Net realized losses on sales of affiliated underlying funds		(351,380)
Net realized gains on unaffiliated investments	+	651

Net realized gains		95,710
Net unrealized gains on affiliated underlying funds	+	6,933,427

Net realized and unrealized gains		7,029,137

Increase in net assets resulting from operations		$7,843,915

See financial notes 11

 Schwab Balanced Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/11-4/30/12			11/1/10-10/31/11
Net investment income		$814,778	$1,492,259
Net realized gains (losses)		95,710	(268,656)
Net unrealized gains	+	6,933,427	6,134,481

Increase in net assets from operations		7,843,915	7,358,084

Distributions to Shareholders

Distributions from net investment income		($1,421,426)	($1,483,071)

Transactions in Fund Shares

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,554,977	$31,346,215	3,803,797	$43,245,177
Shares reinvested		115,862	1,332,417	123,329	1,393,617
Shares redeemed	+	(2,167,200)	(25,167,191)	(2,534,648)	(29,444,848)

Net transactions in fund shares		503,639	$7,511,441	1,392,478	$15,193,946

Shares Outstanding and Net Assets

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		9,413,535	$109,290,521	8,021,057	$88,221,562
Total increase	+	503,639	13,933,930	1,392,478	21,068,959

End of period		9,917,174	$123,224,451	9,413,535	$109,290,521

Net investment income not yet distributed			$159,136		$765,784

12 See financial notes

 Schwab Balanced Fund

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab Balanced Fund is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

Schwab Capital Trust (organized May 7, 1993)	Schwab Financial Services Fund
Schwab Balanced Fund	Schwab Health Care Fund
Schwab S&P 500 Index Fund	Schwab International Core Equity Fund
Schwab Small-Cap Index Fund	Schwab Target 2010 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2015 Fund
Schwab International Index Fund	Schwab Target 2020 Fund
Schwab MarketTrack All Equity Portfolio	Schwab Target 2025 Fund
Schwab MarketTrack Growth Portfolio	Schwab Target 2030 Fund
Schwab MarketTrack Balanced Portfolio	Schwab Target 2035 Fund
Schwab MarketTrack Conservative Portfolio	Schwab Target 2040 Fund
Laudus Small-Cap MarketMasters Fund	Schwab Fundamental US Large Company Index Fund
Laudus International MarketMasters Fund	Schwab Fundamental US Small-Mid Company Index Fund
Schwab Premier Equity Fund	Schwab Fundamental International Large Company Index Fund
Schwab Core Equity Fund	Schwab Fundamental International Small-Mid Company Index Fund
Schwab Dividend Equity Fund	Schwab Fundamental Emerging Markets Index Fund
Schwab Large-Cap Growth Fund	Schwab Monthly Income Fund-Moderate Payout
Schwab Small-Cap Equity Fund	Schwab Monthly Income Fund-Enhanced Payout
Schwab Hedged Equity Fund	Schwab Monthly Income Fund-Maximum Payout

The Schwab Balanced Fund is a single class “fund of funds” which seeks to achieve its investment objective by investing in a diversified group of other Schwab and/or Laudus Funds, but also may invest in other unaffiliated, third party mutual funds, including exchange traded funds (“ETFs”). In addition, the fund may purchase individual securities to maintain its allocations. The fund bears its share of allocable expenses of the underlying funds in which it invests. The financial statements of the fund should be read in conjunction with the underlying funds’ financial statements.

The fund offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 9) at closing net asset value per share (“NAV”), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the Board of Trustees may authorize the issuance of as many shares as necessary.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the Securities Exchange Commission (“SEC”).

(a) Security Valuation:

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: valued at their respective net asset values.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs

 13

 Schwab Balanced Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.

The levels associated with valuing the fund’s investments for the period ended April 30, 2012 are disclosed in the Portfolio Holdings.

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Although the fund may record certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(d) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

14

 Schwab Balanced Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(e) Distributions to Shareholders:

The fund makes distributions from net investment income and net realized capital gains, if any, once a year.

(f) Custody Credit:

The fund has an arrangement with its custodian bank, State Street Bank and Trust Company, under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(g) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(h) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(i) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

(j) New Accounting Pronouncements:

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Updates (“ASU”) related to accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new and existing transfers that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, the FASB issued an update to requirements relating to “Fair Value Measurement which represents amendments to achieve common fair value measurement and disclosure requirements in US GAAP and IFRS.” The amendments include (i) those that clarify the FASB’s intent about the application of existing fair value measurement and disclosure requirements and (ii) those that change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The amendments that change a particular principle or requirement for measuring fair value or disclosing information about fair value measurements relate to (i) measuring the fair value of the financial instruments that are managed within a portfolio; (ii) application of premium and discount in a fair value measurement; and (iii) additional disclosures about fair value measurements. The update is effective for annual periods beginning after December 15, 2011 with early adoption prohibited.

At this time, management is evaluating the implications of these changes and their impact on the financial statements.

3. Risk Factors:

Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

 15

 Schwab Balanced Fund

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Affiliated Fund Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds, without taking fees into consideration.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.

Underlying Fund Investment Risk. The value of your investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the fund’s exposure to a particular risk will be proportionate to the fund’s overall asset allocation and underlying fund allocation.

•	Investment Risk. An investment in an underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

•	Management Risk. The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-advisers) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.

•	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•	Large- and Mid-Cap Risk. Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more vulnerable to adverse business or economic events than larger more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments - small-cap stocks, for instance - an underlying fund’s large- and mid-cap holdings could reduce performance.

•	Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments - large-cap and mid-cap stocks, for instance - an underlying fund’s small-cap holdings could reduce performance.

•	Growth Investing Risk. An underlying fund’s investments in growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

•	Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause a fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.

16

 Schwab Balanced Fund

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

•	ETFs Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

•	Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

•	Emerging Market Risk. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund’s investments in emerging market countries.

•	Derivatives Risk. An underlying fund’s use of derivatives instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested.

•	Leverage Risk. Certain underlying fund transactions, such as derivatives, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose a fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio of securities, which means even a small amount of leverage can have a disproportionately large impact on the fund.

•	Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

•	Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transactions costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gain distributions.

•	Securities Lending Risk. Certain underlying funds engage in securities lending, which involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Direct Investment Risk. The fund may invest a portion of its assets directly in equity and fixed income securities, as well as other mutual funds or ETFs, to maintain its asset allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same security.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

The Board of Trustees has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. The fund is not subject to any fee under the Plan.

CSIM and Schwab have agreed with the fund to limit (“expense limitation”) the total expenses charged, excluding interest, taxes and certain non-routine expenses of the fund to 0.00% for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the fund’s Board of Trustees.

 17

 Schwab Balanced Fund

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

The fund may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended April 30, 2012, the fund had no direct security transactions with other Schwab Funds.

The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. As of April 30, 2012, the percentages of shares of other related funds owned by the Schwab Balanced Fund are:

Equity Funds:

Large-Cap:
Laudus Growth Investors U.S. Large Cap Growth Fund	1.8%
Schwab Core Equity Fund	2.5%
Small-Cap:
Laudus Small-Cap MarketMasters Fund	7.8%

Fixed-Income Funds:

Intermediate-Term Bond:
Schwab Premier Income Fund	3.4%
Schwab Total Bond Market Fund	3.0%

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2012.

	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/11	11/01/11
Underlying Funds	10/31/11	Additions	Sales	04/30/12	04/30/12	to 04/30/12	to 04/30/12

Equity Funds:

Large-Cap:
Laudus Growth Investors U.S. Large Cap Growth Fund	1,231,320	414,249	(332,179)	1,313,390	$19,451,308	($177,789)	$320,666
Schwab Core Equity Fund	2,251,895	477,236	(432,818)	2,296,313	42,895,125	(580,201)	339,110
Small-Cap:
Laudus Small-Cap MarketMasters Fund, Select Shares	904,643	177,072	(153,210)	928,505	12,349,118	262,443	—

Fixed-Income Fund:

Intermediate-Term Bond:
Schwab Premier Income Fund	1,239,024	317,920	(175,793)	1,381,151	14,529,706	18,166	251,149
Schwab Total Bond Market Fund	2,878,871	725,439	(501,056)	3,103,254	29,884,335	126,001	349,829

Total					$119,109,592	($351,380)	$1,260,754

*	Distributions received include distributions from net investment income and capital gains from the underlying funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The fund had no interfund borrowing or lending activity during the period.

18

 Schwab Balanced Fund

Financial Notes, unaudited (continued)

5. Transfer Agent Services:

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agent services for the fund.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

7. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amount it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended April 30, 2012, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

Purchases of Securities	Sales/Maturities of Securities

$27,325,000	$20,325,000

9. Redemption Fee:

The fund charges a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds in the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

Current Period	Prior Period
(11/1/11-4/30/12)	(11/1/10-10/31/11)

$139,866	$7,174

10. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2011, the fund had capital loss carryforwards $4,236,735 available to offset future net capital gains before October 31, 2017.

For the year ended October 31, 2011, the fund had capital losses utilized as follows:

Capital losses utilized	$54,180

As of October 31, 2011, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2011, the fund did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by the President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

 19

 Schwab Balanced Fund

Financial Notes, unaudited (continued)

10. Federal Income Taxes (continued):

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010. The fund has adopted the noted provisions of the Act for the period ending April 30, 2012.

11. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

20

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Capital Trust which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 92 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	75	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	75	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	75	Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Ditech Networks Corporation (1997 – Jan. 2012)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Capital Trust since 2011.)	Private Investor.	75	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Capital Trust since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	75	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	75	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

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 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	75	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1993.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	75	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	92	None

22

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer (Dec. 2010 – present) and Chief Investment Officer (Dec. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Capital Trust since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Capital Trust since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies, State Street Research (August 2003 – Jan. 2005).

David Lekich 1964 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 2011.)	Senior Vice President, Charles Schwab & Co., Inc., (Sept. 2011 – present); Senior Vice President, Chief Counsel, Charles Schwab Investment Management Inc. (Sept. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Sept. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Sept. 2011); Secretary, Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 23

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

gross domestic product (GDP) The output of goods and services produced by labor and property located in the United States.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

24

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2012 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR34721-06

Semiannual report dated April 30, 2012, enclosed.

Schwab MarketTrack Portfolios ®

Schwab MarketTrack
All Equity Portfoliotm

Schwab MarketTrack
Growth Portfoliotm

Schwab MarketTrack
Balanced Portfoliotm

Schwab MarketTrack
Conservative Portfoliotm

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Schwab MarketTrack Portfolios ®

Semiannual Report
April 30, 2012

Schwab MarketTrack
All Equity Portfoliotm

Schwab MarketTrack
Growth Portfoliotm

Schwab MarketTrack
Balanced Portfoliotm

Schwab MarketTrack
Conservative Portfoliotm

This page is intentionally left blank.

Schwab MarketTrack Portfolios®

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the Report Period

Schwab MarketTrack All Equity Portfoliotm (Ticker Symbol: SWEGX)	9.11%

All Equity Composite Index	9.63%
Fund Category: Morningstar Large-Cap Blend	11.28%

Performance Details	page 6

Schwab MarketTrack Growth Portfoliotm

Investor Shares (Ticker Symbol: SWHGX)	8.08%
P Shares (Ticker Symbol: SWPGX)	8.19%
Growth Composite Index	8.48%
Fund Category: Morningstar Aggressive Allocation	7.67%

Performance Details	page 7

Schwab MarketTrack Balanced Portfoliotm (Ticker Symbol: SWBGX)	6.62%

Balanced Composite Index	6.94%
Fund Category: Morningstar Moderate Allocation	7.40%

Performance Details	page 8

Schwab MarketTrack Conservative Portfoliotm (Ticker Symbol: SWCGX)	5.01%

Conservative Composite Index	5.40%
Fund Category: Morningstar Conservative Allocation	5.19%

Performance Details	page 9

Minimum Initial Investment[1]

Investor Shares	$100
P Shares	$100,000

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a portfolio’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or on the redemption of portfolio shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

The components that make up each of the following composite indices may vary over time.

The All Equity Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 70% Dow Jones U.S. Total Stock Market Index and 30% MSCI EAFE Index. The index is maintained by CSIM.

The Growth Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 60% Dow Jones U.S. Total Stock Market Index, 20% MSCI EAFE Index, 15% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1-3 Months Index. The index is maintained by CSIM.

The Balanced Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 45% Dow Jones U.S. Total Stock Market Index, 15% MSCI EAFE Index, 35% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1-3 Months Index. The index is maintained by CSIM.

The Conservative Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 30% Dow Jones U.S. Total Stock Market Index, 10% MSCI EAFE Index, 55% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1-3 Months Index. The index is maintained by CSIM.

[1]	Please see prospectus for further detail and eligibility requirements.

2 Schwab MarketTrack Portfolios

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment objectives, and for reading this important report concerning the Schwab MarketTrack Portfolios.

For the six months ended April 30, 2012, investors became more optimistic as conditions generally improved. Economic growth was mixed across the globe, while financial markets grappled with early period concerns regarding the euro zone’s sovereign debt crisis. In an effort to restore financial market stability, the European Central Bank worked closely with the Federal Reserve (Fed) to ensure that the markets were sufficiently liquid. Backed by the support of the European Union, Greece restructured its debt by early 2012. In the U.S., the unemployment rate dropped to 8.1% by April 2012, tentative signs emerged that the housing market became healthier, and the Fed continued to support the economy through a variety of operations.

Stocks rebounded as investor optimism rose, leading equities to outperform bonds and money market securities for the report period. U.S. stocks performed particularly well, with the S&P 500 Index returning 12.8% as investors favored the relative stability of U.S. markets. Stock markets in other countries produced modestly positive returns overall in U.S. dollar terms, beginning to recover early in 2012 in tandem with U.S. equities. U.S. bonds turned in modest performances: the Barclays U.S. Aggregate Bond Index returned 2.4%. Money market securities produced flat returns, while global bonds finished slightly negative overall in U.S. dollar terms.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

12.77%	S&P 500® Index: measures U.S. large-cap stocks

11.02%	Russell 2000® Index: measures U.S. small-cap stocks

2.71%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

2.44%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.02%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Index provider websites and CSIM.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab MarketTrack Portfolios 3

From the President continued

Stocks rebounded as investor optimism rose, leading equities to outperform bonds and money market securities for the report period.

Thank you for investing in the Schwab MarketTrack Portfolios. We encourage you to review your investment portfolio regularly to ensure that it meets your current financial plan. For answers to questions or to consult our website for more information, please visit www.schwabfunds.com. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested.

4 Schwab MarketTrack Portfolios

Portfolio Management

Zifan Tang, CFA, a portfolio manager of the investment adviser, is responsible for the day-to-day management of the portfolios. She was appointed portfolio manager of the portfolios in February 2012. Prior to joining the firm in 2012, she had been employed by a large business data provider as a product manager since 2010. Prior to that position, she had been employed by a large investment manager as a portfolio manager since 1997.

Ms. Tang replaced Jake Gilliam as portfolio manager during the reporting period.

Schwab MarketTrack Portfolios 5

Schwab MarketTrack All Equity Portfolio™

Performance and Fund Facts as of 04/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Portfolio and Inception Date	6 Months	1 Year	5 Years	10 Years

Portfolio: Schwab MarketTrack All Equity Porfoliotm (5/19/98)	9.11%	-3.17%	-0.41%	5.01%
All Equity Composite Index[3]	9.63%	-1.60%	-0.32%	5.54%
S&P 500® Index	12.77%	4.76%	1.01%	4.71%
Fund Category: Morningstar Large-Cap Blend	11.28%	1.12%	0.14%	4.13%

Fund Expense Ratios4: Net 0.65%; Gross 0.68%

 Statistics

Number of Holdings	4
Portfolio Turnover Rate[5]	6%

 Asset Class Weightings % of Investments

Equity Funds – Large-Cap	45.3%
Equity Funds – International	29.5%
Equity Funds – Small-Cap	24.9%
Short-Term Investments	0.3%
Total	100.0%

 Top Holdings % of Net Assets6,7

Schwab S&P 500 Index Fund	45.3%
Schwab International Index Fund	29.5%
Schwab Small-Cap Index Fund	24.8%
Total	99.6%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset classes.

Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The All Equity Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 70% Dow Jones U.S. Total Stock Market Index and 30% MSCI EAFE Index. The index is maintained by CSIM. The components that make up the composite index may vary over time.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.15%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.
[7]	The holdings listed exclude any temporary liquidity investments.

6 Schwab MarketTrack Portfolios

Schwab MarketTrack Growth Portfolio™

Performance and Fund Facts as of 04/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Portfolio and Inception Date	6 Months	1 Year	5 Years	10 Years	Since Inception

Investor Shares (11/20/95)	8.08%	-0.43%	0.86%	5.00%	6.29%
P Shares (4/6/06)	8.19%	-0.22%	1.01%	n/a	2.94%
Growth Composite Index[3]	8.48%	0.75%	1.31%	5.62%	(11/20/95) 6.70%
					(4/6/06) 3.38%
S&P 500® Index	12.77%	4.76%	1.01%	4.71%	(11/20/95) 7.37%
					(4/6/06) 3.22%
Fund Category: Morningstar Aggressive Allocation	7.67%	-2.38%	0.60%	4.72%	(11/20/95) 6.75%
					(4/6/06) 2.46%

Fund Expense Ratios4: Investor Shares: Net 0.66%; Gross 0.68% / P Shares: Net 0.51%; Gross 0.54%

 Statistics

Number of Holdings	7
Portfolio Turnover Rate[5]	7%

 Asset Class Weightings % of Investments

Equity Funds – Large-Cap	40.8%
Equity Funds – Small-Cap	19.9%
Equity Funds – International	19.7%
Fixed-Income Funds – Intermediate-Term Bond	14.9%
Short-Term Investments	3.7%
Money Market Funds	1.0%
Total	100.0%

 Top Holdings % of Net Assets6,7

Schwab S&P 500 Index Fund	40.8%
Schwab Small-Cap Index Fund	19.9%
Schwab International Index Fund	19.6%
Schwab Total Bond Market Fund	14.9%
Schwab Value Advantage Money Fund, Institutional Prime Shares	1.0%
Total	96.2%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset classes.

Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Growth Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 60% Dow Jones U.S. Total Stock Market Index, 20% MSCI EAFE Index, 15% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1-3 Months Index. The index is maintained by CSIM. The components that make up the composite index may vary over time.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.16%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.
[7]	The holdings listed exclude any temporary liquidity investments.

Schwab MarketTrack Portfolios 7

Schwab MarketTrack Balanced Portfolio™

Performance and Fund Facts as of 04/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Portfolio and Inception Date	6 Months	1 Year	5 Years	10 Years

Portfolio: Schwab MarketTrack Balanced Portfoliotm (11/20/95)	6.62%	1.67%	1.65%	4.89%
Balanced Composite Index[3]	6.94%	2.53%	2.74%	5.78%
S&P 500® Index	12.77%	4.76%	1.01%	4.71%
Barclays U.S. Aggregate Bond Index	2.44%	7.54%	6.37%	5.71%
Fund Category: Morningstar Moderate Allocation	7.40%	1.04%	2.01%	4.91%

Fund Expense Ratios4: Net 0.69%; Gross 0.71%

 Statistics

Number of Holdings	7
Portfolio Turnover Rate[5]	10%

 Asset Class Weightings % of Investments

Fixed-Income Funds – Intermediate-Term Bond	34.7%
Equity Funds – Large-Cap	30.7%
Equity Funds – Small-Cap	15.1%
Equity Funds – International	14.8%
Short-Term Investments	3.7%
Money Market Funds	1.0%
Total	100.0%

 Top Holdings % of Net Assets6,7

Schwab Total Bond Market Fund	34.7%
Schwab S&P 500 Index Fund	30.7%
Schwab Small-Cap Index Fund	15.1%
Schwab International Index Fund	14.8%
Schwab Value Advantage Money Fund, Institutional Prime Shares	1.0%
Total	96.3%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset classes.

Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Balanced Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 45% Dow Jones U.S. Total Stock Market Index, 15% MSCI EAFE Index, 35% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1-3 Months Index. The index is maintained by CSIM. The components that make up the composite index may vary over time.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the Portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.19%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.
[7]	The holdings listed exclude any temporary liquidity investments.

8 Schwab MarketTrack Portfolios

Schwab MarketTrack Conservative Portfolio™

Performance and Fund Facts as of 04/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Portfolio and Inception Date	6 Months	1 Year	5 Years	10 Years

Portfolio: Schwab MarketTrack Conservative Portfoliotm (11/20/95)	5.01%	3.40%	2.29%	4.67%
Conservative Composite Index[3]	5.40%	4.20%	4.02%	5.82%
S&P 500® Index	12.77%	4.76%	1.01%	4.71%
Barclays U.S. Aggregate Bond Index	2.44%	7.54%	6.37%	5.71%
Fund Category: Morningstar Conservative Allocation	5.19%	2.14%	3.24%	4.84%

Fund Expense Ratios4: Net 0.72%; Gross 0.77%

 Statistics

Number of Holdings	7
Portfolio Turnover Rate[5]	16%

 Asset Class Weightings % of Investments

Fixed-Income Funds – Intermediate-Term Bond	54.9%
Equity Funds – Large-Cap	20.6%
Equity Funds – Small-Cap	10.0%
Equity Funds – International	9.8%
Short-Term Investments	3.7%
Money Market Funds	1.0%
Total	100.0%

 Top Holdings % of Net Assets6,7

Schwab Total Bond Market Fund	54.9%
Schwab S&P 500 Index Fund	20.6%
Schwab Small-Cap Index Fund	10.0%
Schwab International Index Fund	9.8%
Schwab Value Advantage Money Fund, Institutional Prime Shares	1.0%
Total	96.3%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset classes.

Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Conservative Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 30% Dow Jones U.S. Total Stock Market Index, 10% MSCI EAFE Index, 55% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1-3 Months Index. The index is maintained by CSIM. The components that make up the composite index may vary over time.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the Portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.22%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.
[7]	The holdings listed exclude any temporary liquidity investments.

Schwab MarketTrack Portfolios 9

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees, and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2011 and held through April 30, 2012.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/11	at 4/30/12	11/1/11–4/30/12

Schwab MarketTrack All Equity Portfoliotm
Actual Return	0.50%	$1,000	$1,091.10	$2.60
Hypothetical 5% Return	0.50%	$1,000	$1,022.38	$2.51

Schwab MarketTrack Growth Portfoliotm
Investor Shares
Actual Return	0.50%	$1,000	$1,080.80	$2.59
Hypothetical 5% Return	0.50%	$1,000	$1,022.38	$2.51
P Shares
Actual Return	0.35%	$1,000	$1,081.90	$1.81
Hypothetical 5% Return	0.35%	$1,000	$1,023.12	$1.76

Schwab MarketTrack Balanced Portfoliotm
Actual Return	0.50%	$1,000	$1,066.20	$2.57
Hypothetical 5% Return	0.50%	$1,000	$1,022.38	$2.51

Schwab MarketTrack Conservative Portfoliotm
Actual Return	0.50%	$1,000	$1,050.10	$2.55
Hypothetical 5% Return	0.50%	$1,000	$1,022.38	$2.51

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. The expenses incurred by the underlying funds in which the funds invest are not included in this ratio.
[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182 days of the period, and divided by the 366 days of the fiscal year.

10 Schwab MarketTrack Portfolios

Schwab MarketTrack All Equity Portfolio™

Financial Statements

Financial Highlights

	11/1/11–		11/1/10–	11/1/09–	11/1/08–	11/1/07–	11/1/06–
	4/30/12*		10/31/11	10/31/10	10/31/09	10/31/08	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	11.52		11.30	9.82	9.44	15.58	13.63

Income (loss) from investment operations:
Net investment income (loss)	0.27		0.16	0.12	0.30	0.20	0.21
Net realized and unrealized gains (losses)	0.78		0.27	1.50	0.83	(6.11)	2.01

Total from investment operations	1.05		0.43	1.62	1.13	(5.91)	2.22
Less distributions:
Distributions from net investment income	—		(0.21)	(0.14)	(0.23)	(0.22)	(0.27)
Distributions from net realized gains	—		—	—	(0.52)	(0.01)	—

Total distributions	—		(0.21)	(0.14)	(0.75)	(0.23)	(0.27)

Net asset value at end of period	12.57		11.52	11.30	9.82	9.44	15.58

Total return (%)	9.11	[1]	3.76	16.62	13.54	(38.46)	16.55

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	0.50	[3]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[2]	0.54	[3]	0.53	0.54	0.67	0.73	0.72
Net investment income (loss)	4.34	[3]	1.37	1.14	3.46	1.46	1.24
Portfolio turnover rate	6	[1]	12	8	10	10	0 [4]
Net assets, end of period ($ x 1,000,000)	490		476	489	461	429	682

* Unaudited.
1 Not annualized.
2 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
3 Annualized.
4 Less than 1%.

See financial notes 11

 Schwab MarketTrack All Equity Portfolio

Portfolio Holdings as of April 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.6%	Other Investment Companies	406,167,176	487,895,717
0.3%	Short-Term Investment	1,361,588	1,361,588

99.9%	Total Investments	407,528,764	489,257,305
0.1%	Other Assets and Liabilities, Net		433,728

100.0%	Total Net Assets		489,691,033

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.6% of net assets

Equity Funds 99.6%

International 29.5%
Schwab International Index Fund (a)	9,065,026	144,405,867

Large-Cap 45.3%
Schwab S&P 500 Index Fund (a)	10,130,308	221,752,452

Small-Cap 24.8%
Schwab Small-Cap Index Fund (a)	5,785,998	121,737,398

Total Other Investment Companies
(Cost $406,167,176)		487,895,717

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
Bank of America
0.03%, 05/01/12	1,361,588	1,361,588

Total Short-Term Investment
(Cost $1,361,588)		1,361,588

End of Investments.

At 04/30/12, the tax basis cost of the fund’s investments was $419,254,081 and the unrealized appreciation and depreciation were $70,003,224 and ($0), respectively, with a net unrealized appreciation of $70,003,224.

(a)	Issuer is affiliated with the fund’s adviser.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$487,895,717	$—	$—	$487,895,717
Short-Term Investment(a)	—	1,361,588	—	1,361,588

Total	$487,895,717	$1,361,588	$—	$489,257,305

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2012.

12 See financial notes

 Schwab MarketTrack All Equity Portfolio

Statement of
Assets and Liabilities
As of April 30, 2012; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $406,167,176)		$487,895,717
Investments in unaffiliated issuers, at value (cost $1,361,588)	+	1,361,588

Total investments, at value (cost $407,528,764)		489,257,305
Receivables:
Investments sold		1,350,000
Fund shares sold		414,892
Interest		1
Prepaid expenses	+	8,726

Total assets		491,030,924

Liabilities

Payables:
Investment adviser and administrator fees		8,091
Shareholder service fees		11,245
Fund shares redeemed		1,245,505
Accrued expenses	+	75,050

Total liabilities		1,339,891

Net Assets

Total assets		491,030,924
Total liabilities	−	1,339,891

Net assets		$489,691,033

Net Assets by Source
Capital received from investors		463,935,174
Net investment income not yet distributed		10,348,902
Net realized capital losses		(66,321,584)
Net unrealized capital gains		81,728,541

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$489,691,033		38,949,074		$12.57

See financial notes 13

 Schwab MarketTrack All Equity Portfolio

Statement of
Operations
For November 1, 2011 through April 30, 2012; unaudited

Investment Income

Dividends received from affiliated underlying funds		$11,540,081
Interest	+	265

Total investment income		11,540,346

Expenses

Investment adviser and administrator fees		548,064
Shareholder service fees		585,349
Shareholder reports		39,890
Transfer agent fees		22,026
Professional fees		19,249
Registration fees		14,102
Portfolio accounting fees		11,650
Custodian fees		5,785
Trustees’ fees		4,461
Other expenses	+	32,268

Total expenses		1,282,844
Expense reduction by CSIM and its affiliates	−	91,400

Net expenses	−	1,191,444

Net investment income		10,348,902

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		6,555,309
Net realized gains on sales of affiliated underlying funds		1,546,446
Net realized gains on unaffiliated investments	+	1

Net realized gains		8,101,756
Net unrealized gains on affiliated underlying funds	+	23,679,148

Net realized and unrealized gains		31,780,904

Increase in net assets resulting from operations		$42,129,806

14 See financial notes

 Schwab MarketTrack All Equity Portfolio

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/11-4/30/12			11/1/10-10/31/11
Net investment income		$10,348,902	$6,999,406
Net realized gains		8,101,756	415,209
Net unrealized gains	+	23,679,148	12,035,738

Increase in net assets from operations		42,129,806	19,450,353

Distributions to Shareholders

Distributions from net investment income		$—	($9,214,430)

Transactions in Fund Shares

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,769,036	$21,287,447	5,888,921	$70,518,573
Shares reinvested		—	—	719,642	8,721,290
Shares redeemed	+	(4,177,635)	(50,142,330)	(8,520,403)	(101,904,500)

Net transactions in fund shares		(2,408,599)	($28,854,883)	(1,911,840)	($22,664,637)

Shares Outstanding and Net Assets

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		41,357,673	$476,416,110	43,269,513	$488,844,824
Total increase or decrease	+	(2,408,599)	13,274,923	(1,911,840)	(12,428,714)

End of period		38,949,074	$489,691,033	41,357,673	$476,416,110

Net investment income not yet distributed			$10,348,902		$—

See financial notes 15

Schwab MarketTrack Growth Portfolio™

Financial Statements

Financial Highlights

	11/1/11–		11/1/10–	11/1/09–	11/1/08–	11/1/07–	11/1/06–
Investor Shares	4/30/12*		10/31/11	10/31/10	10/31/09	10/31/08	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	16.85		16.35	14.51	13.71	21.09	19.16

Income (loss) from investment operations:
Net investment income (loss)	0.32		0.24	0.19	0.39	0.37	0.40
Net realized and unrealized gains (losses)	1.01		0.51	1.95	1.25	(6.94)	2.16

Total from investment operations	1.33		0.75	2.14	1.64	(6.57)	2.56
Less distributions:
Distributions from net investment income	(0.42)		(0.25)	(0.30)	(0.40)	(0.41)	(0.46)
Distributions from net realized gains	—		—	—	(0.44)	(0.40)	(0.17)

Total distributions	(0.42)		(0.25)	(0.30)	(0.84)	(0.81)	(0.63)

Net asset value at end of period	17.76		16.85	16.35	14.51	13.71	21.09

Total return (%)	8.08	[1]	4.55	14.86	12.95	(32.27)	13.69

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	0.50	[3]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[2]	0.52	[3]	0.52	0.52	0.66	0.71	0.70
Net investment income (loss)	3.68	[3]	1.39	1.25	3.03	1.99	1.94
Portfolio turnover rate	7	[1]	17	14	23	10	4
Net assets, end of period ($ x 1,000,000)	581		562	549	507	454	686

	11/1/11–		11/1/10–	11/1/09–	11/1/08–	11/1/07–	11/1/06–
P Shares	4/30/12*		10/31/11	10/31/10	10/31/09	10/31/08	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	16.86		16.35	14.51	13.72	21.10	19.18

Income (loss) from investment operations:
Net investment income (loss)	0.32		0.26	0.21	0.43	0.37	0.42
Net realized and unrealized gains (losses)	1.02		0.52	1.94	1.22	(6.91)	2.16

Total from investment operations	1.34		0.78	2.15	1.65	(6.54)	2.58
Less distributions:
Distributions from net investment income	(0.44)		(0.27)	(0.31)	(0.42)	(0.44)	(0.49)
Distributions from net realized gains	—		—	—	(0.44)	(0.40)	(0.17)

Total distributions	(0.44)		(0.27)	(0.31)	(0.86)	(0.84)	(0.66)

Net asset value at end of period	17.76		16.86	16.35	14.51	13.72	21.10

Total return (%)	8.19	[1]	4.77	15.00	13.09	(32.14)	13.83

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	0.35	[3]	0.35	0.35	0.35	0.35	0.35
Gross operating expenses[2]	0.38	[3]	0.38	0.37	0.51	0.56	0.55
Net investment income (loss)	3.67	[3]	1.46	1.43	3.31	2.10	2.07
Portfolio turnover rate	7	[1]	17	14	23	10	4
Net assets, end of period ($ x 1,000,000)	108		97	88	84	94	138

* Unaudited.
1 Not annualized.
2 The expenses incurred by the underlying funds in which the portfolio invests are not included in this ratio.
3 Annualized.

16 See financial notes

 Schwab MarketTrack Growth Portfolio

Portfolio Holdings as of April 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

96.2%	Other Investment Companies	495,016,343	662,517,621
3.7%	Short-Term Investments	25,641,698	25,641,698

99.9%	Total Investments	520,658,041	688,159,319
0.1%	Other Assets and Liabilities, Net		501,218

100.0%	Total Net Assets		688,660,537

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.2% of net assets

Equity Funds 80.3%

International 19.6%
Schwab International Index Fund (a)	8,482,461	135,125,602

Large-Cap 40.8%
Schwab S&P 500 Index Fund (a)	12,829,122	280,829,481

Small-Cap 19.9%
Schwab Small-Cap Index Fund (a)	6,505,443	136,874,529

		552,829,612

Fixed-Income Fund 14.9%

Intermediate-Term Bond 14.9%
Schwab Total Bond Market Fund (a)	10,659,147	102,647,585

Money Market Fund 1.0%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	7,040,424	7,040,424

Total Other Investment Companies
(Cost $495,016,343)		662,517,621

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.7% of net assets

Time Deposits 3.7%
Citibank
0.03%, 05/01/12	4,884,048	4,884,048
Bank of America
0.03%, 05/01/12	20,757,650	20,757,650

Total Short-Term Investments
(Cost $25,641,698)		25,641,698

End of Investments.

At 04/30/12, the tax basis cost of the fund’s investments was $526,436,815 and the unrealized appreciation and depreciation were $161,722,504 and ($0), respectively, with a net unrealized appreciation of $161,722,504.

(a)	Issuer is affiliated with the fund’s adviser.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$662,517,621	$—	$—	$662,517,621
Short-Term Investments(a)	—	25,641,698	—	25,641,698

Total	$662,517,621	$25,641,698	$—	$688,159,319

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2012.

See financial notes 17

 Schwab MarketTrack Growth Portfolio

Statement of
Assets and Liabilities
As of April 30, 2012; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $495,016,343)		$662,517,621
Investments in unaffiliated issuers, at value (cost $25,641,698)	+	25,641,698

Total investments, at value (cost $520,658,041)		688,159,319
Receivables:
Investments sold		450,000
Fund shares sold		592,112
Dividends		227,550
Interest		21
Prepaid expenses	+	11,254

Total assets		689,440,256

Liabilities

Payables:
Investments bought		221,135
Investment adviser and administrator fees		12,048
Shareholder service fees		13,486
Fund shares redeemed		447,388
Accrued expenses	+	85,662

Total liabilities		779,719

Net Assets

Total assets		689,440,256
Total liabilities	−	779,719

Net assets		$688,660,537

Net Assets by Source
Capital received from investors		552,358,106
Distributions in excess of net investment income		(4,028,380)
Net realized capital losses		(27,170,467)
Net unrealized capital gains		167,501,278

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Investor Shares	$580,516,637		32,678,667		$17.76
P Shares	$108,143,900		6,090,704		$17.76

18 See financial notes

 Schwab MarketTrack Growth Portfolio

Statement of
Operations
For November 1, 2011 through April 30, 2012; unaudited

Investment Income

Dividends received from affiliated underlying funds		$13,935,272
Interest	+	1,514

Total investment income		13,936,786

Expenses

Investment adviser and administrator fees		771,676
Shareholder service fees:
Investor Shares		697,939
P Shares		52,027
Shareholder reports		32,099
Transfer agent fees		24,880
Professional fees		21,529
Registration fees		16,064
Portfolio accounting fees		13,575
Custodian fees		7,983
Trustees’ fees		6,073
Other expenses	+	41,428

Total expenses		1,685,273
Expense reduction by CSIM and its affiliates	−	85,783

Net expenses	−	1,599,490

Net investment income		12,337,296

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		7,389,424
Net realized gains on sales of affiliated underlying funds		2,869,734
Net realized gains on unaffiliated investments	+	831

Net realized gains		10,259,989
Net unrealized gains on affiliated underlying funds	+	30,547,080

Net realized and unrealized gains		40,807,069

Increase in net assets resulting from operations		$53,144,365

See financial notes 19

 Schwab MarketTrack Growth Portfolio

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/11-4/30/12			11/1/10-10/31/11
Net investment income		$12,337,296	$9,458,447
Net realized gains		10,259,989	3,584,842
Net unrealized gains	+	30,547,080	16,466,332

Increase in net assets from operations		53,144,365	29,509,621

Distributions to Shareholders

Distributions from net investment income
Investor Shares		(13,718,858)	(8,214,913)
P Shares	+	(2,646,818)	(1,545,531)

Total distributions from net investment income		($16,365,676)	($9,760,444)

Transactions in Fund Shares

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		1,796,059	$30,830,799	4,827,264	$82,645,614
P Shares		891,852	14,956,788	1,047,316	17,774,937

Total shares sold		2,687,911	$45,787,587	5,874,580	$100,420,551

Shares Reinvested
Investor Shares		797,109	$13,048,670	462,317	$7,831,643
P Shares	+	161,786	2,646,818	91,343	1,545,531

Total shares reinvested		958,895	$15,695,488	553,660	$9,377,174

Shares Redeemed
Investor Shares		(3,233,143)	($55,655,936)	(5,542,830)	($94,754,492)
P Shares	+	(700,883)	(12,181,324)	(808,713)	(13,850,276)

Total shares redeemed		(3,934,026)	($67,837,260)	(6,351,543)	($108,604,768)

Net transactions in fund shares		(287,220)	($6,354,185)	76,697	$1,192,957

Shares Outstanding and Net Assets

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		39,056,591	$658,236,033	38,979,894	$637,293,899
Total increase or decrease	+	(287,220)	30,424,504	76,697	20,942,134

End of period		38,769,371	$688,660,537	39,056,591	$658,236,033

Distributions in excess of net investment income			($4,028,380)		$—

20 See financial notes

Schwab MarketTrack Balanced Portfolio™

Financial Statements

Financial Highlights

	11/1/11–		11/1/10–	11/1/09–	11/1/08–	11/1/07–	11/1/06–
	4/30/12*		10/31/11	10/31/10	10/31/09	10/31/08	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	15.41		14.96	13.54	12.74	18.13	17.04

Income (loss) from investment operations:
Net investment income (loss)	0.26		0.25	0.23	0.38	0.42	0.47
Net realized and unrealized gains (losses)	0.74		0.46	1.50	1.11	(5.06)	1.41

Total from investment operations	1.00		0.71	1.73	1.49	(4.64)	1.88
Less distributions:
Distributions from net investment income	(0.38)		(0.26)	(0.31)	(0.44)	(0.48)	(0.50)
Distributions from net realized gains	—		—	—	(0.25)	(0.27)	(0.29)

Total distributions	(0.38)		(0.26)	(0.31)	(0.69)	(0.75)	(0.79)

Net asset value at end of period	16.03		15.41	14.96	13.54	12.74	18.13

Total return (%)	6.62	[1]	4.80	12.92	12.41	(26.59)	11.38

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	0.50	[3]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[2]	0.53	[3]	0.52	0.52	0.66	0.72	0.72
Net investment income (loss)	3.33	[3]	1.64	1.59	3.09	2.57	2.65
Portfolio turnover rate	10	[1]	25	22	30	17	6
Net assets, end of period ($ x 1,000,000)	434		432	450	434	405	598

* Unaudited.
1 Not annualized
2 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
3 Annualized

See financial notes 21

 Schwab MarketTrack Balanced Portfolio

Portfolio Holdings as of April 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

96.3%	Other Investment Companies	312,194,393	417,670,002
3.7%	Short-Term Investments	16,050,649	16,050,649

100.0%	Total Investments	328,245,042	433,720,651
0.0%	Other Assets and Liabilities, Net		64,337

100.0%	Total Net Assets		433,784,988

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.3% of net assets

Equity Funds 60.5%

International 14.8%
Schwab International Index Fund (a)	4,025,776	64,130,618

Large-Cap 30.7%
Schwab S&P 500 Index Fund (a)	6,075,841	133,000,157

Small-Cap 15.0%
Schwab Small-Cap Index Fund (a)	3,103,118	65,289,604

		262,420,379

Fixed-Income Fund 34.8%

Intermediate-Term Bond 34.8%
Schwab Total Bond Market Fund (a)	15,651,419	150,723,169

Money Market Fund 1.0%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	4,526,454	4,526,454

Total Other Investment Companies
(Cost $312,194,393)		417,670,002

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.7% of net assets

Time Deposits 3.7%
Bank of America
0.03%, 05/01/12	13,057,593	13,057,593
Citibank
0.03%, 05/01/12	2,993,056	2,993,056

Total Short-Term Investments
(Cost $16,050,649)		16,050,649

End of Investments.

At 04/30/12, the tax basis cost of the fund’s investments was $336,330,471 and the unrealized appreciation and depreciation were $97,390,180 and ($0), respectively, with a net unrealized appreciation of $97,390,180.

(a)	Issuer is affiliated with the fund’s adviser.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$417,670,002	$—	$—	$417,670,002
Short-Term Investments(a)	—	16,050,649	—	16,050,649

Total	$417,670,002	$16,050,649	$—	$433,720,651

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2012.

22 See financial notes

 Schwab MarketTrack Balanced Portfolio

Statement of
Assets and Liabilities
As of April 30, 2012; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $312,194,393)		$417,670,002
Investments in unaffiliated issuers, at value (cost $16,050,649)	+	16,050,649

Total investments, at value (cost $328,245,042)		433,720,651
Receivables:
Fund shares sold		368,296
Dividends		336,160
Interest		13
Prepaid expenses	+	8,087

Total assets		434,433,207

Liabilities

Payables:
Investments bought		326,802
Investment adviser and administrator fees		7,367
Shareholder service fees		9,403
Fund shares redeemed		256,332
Accrued expenses	+	48,315

Total liabilities		648,219

Net Assets

Total assets		434,433,207
Total liabilities	−	648,219

Net assets		$433,784,988

Net Assets by Source
Capital received from investors		346,777,061
Distributions in excess of net investment income		(1,289,682)
Net realized capital losses		(17,178,000)
Net unrealized capital gains		105,475,609

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$433,784,988		27,062,044		$16.03

See financial notes 23

 Schwab MarketTrack Balanced Portfolio

Statement of
Operations
For November 1, 2011 through April 30, 2012; unaudited

Investment Income

Dividends received from affiliated underlying funds		$8,215,949
Interest	+	845

Total investment income		8,216,794

Expenses

Investment adviser and administrator fees		493,514
Shareholder service fees		528,597
Shareholder reports		19,332
Professional fees		19,107
Transfer agent fees		13,842
Registration fees		12,128
Portfolio accounting fees		11,303
Custodian fees		6,165
Trustees’ fees		4,340
Other expenses	+	23,071

Total expenses		1,131,399
Expense reduction by CSIM and its affiliates	−	58,542

Net expenses	−	1,072,857

Net investment income		7,143,937

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		3,605,512
Net realized gains on sales of affiliated underlying funds		2,910,204
Net realized gains on unaffiliated investments	+	540

Net realized gains		6,516,256
Net unrealized gains on affiliated underlying funds	+	13,952,293

Net realized and unrealized gains		20,468,549

Increase in net assets resulting from operations		$27,612,486

24 See financial notes

 Schwab MarketTrack Balanced Portfolio

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/11-4/30/12			11/1/10-10/31/11
Net investment income		$7,143,937	$7,417,603
Net realized gains		6,516,256	4,873,465
Net unrealized gains	+	13,952,293	8,580,707

Increase in net assets from operations		27,612,486	20,871,775

Distributions to Shareholders

Distributions from net investment income		($10,347,778)	($7,870,626)

Transactions in Fund Shares

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,738,754	$27,340,156	4,114,207	$63,537,948
Shares reinvested		647,049	9,725,147	488,528	7,420,735
Shares redeemed	+	(3,380,439)	(52,879,156)	(6,613,253)	(101,539,037)

Net transactions in fund shares		(994,636)	($15,813,853)	(2,010,518)	($30,580,354)

Shares Outstanding and Net Assets

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		28,056,680	$432,334,133	30,067,198	$449,913,338
Total increase or decrease	+	(994,636)	1,450,855	(2,010,518)	(17,579,205)

End of period		27,062,044	$433,784,988	28,056,680	$432,334,133

(Distributions in excess of net investment income)/Net investment income not yet distributed			($1,289,682)		$1,914,159

See financial notes 25

Schwab MarketTrack Conservative Portfolio™

Financial Statements

Financial Highlights

	11/1/11–		11/1/10–	11/1/09–	11/1/08–	11/1/07–	11/1/06–
	4/30/12*		10/31/11	10/31/10	10/31/09	10/31/08	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	13.59		13.22	12.15	11.34	14.90	14.33

Income (loss) from investment operations:
Net investment income (loss)	0.20		0.25	0.24	0.37	0.43	0.49
Net realized and unrealized gains (losses)	0.47		0.37	1.08	0.91	(3.40)	0.78

Total from investment operations	0.67		0.62	1.32	1.28	(2.97)	1.27
Less distributions:
Distributions from net investment income	(0.24)		(0.25)	(0.25)	(0.38)	(0.46)	(0.51)
Distributions from net realized gains	—		—	—	(0.09)	(0.13)	(0.19)

Total distributions	(0.24)		(0.25)	(0.25)	(0.47)	(0.59)	(0.70)

Net asset value at end of period	14.02		13.59	13.22	12.15	11.34	14.90

Total return (%)	5.01	[1]	4.72	10.98	11.72	(20.59)	9.12

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	0.50	[3]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[2]	0.55	[3]	0.55	0.56	0.68	0.74	0.73
Net investment income (loss)	2.96	[3]	1.84	1.93	3.31	3.12	3.37
Portfolio turnover rate	16	[1]	30	25	25	16	4
Net assets, end of period ($ x 1,000,000)	193		198	194	181	182	252

* Unaudited.
1 Not annualized
2 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
3 Annualized

26 See financial notes

 Schwab MarketTrack Conservative Portfolio

Portfolio Holdings as of April 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

96.3%	Other Investment Companies	148,659,841	185,323,712
3.7%	Short-Term Investments	7,179,222	7,179,222

100.0%	Total Investments	155,839,063	192,502,934
0.0%	Other Assets and Liabilities, Net		70,853

100.0%	Total Net Assets		192,573,787

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.3% of net assets

Equity Funds 40.4%

International 9.8%
Schwab International Index Fund (a)	1,180,548	18,806,128

Large-Cap 20.6%
Schwab S&P 500 Index Fund (a)	1,814,853	39,727,132

Small-Cap 10.0%
Schwab Small-Cap Index Fund (a)	911,429	19,176,463

		77,709,723

Fixed-Income Fund 54.9%

Intermediate-Term Bond 54.9%
Schwab Total Bond Market Fund (a)	10,968,809	105,629,632

Money Market Fund 1.0%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	1,984,357	1,984,357

Total Other Investment Companies
(Cost $148,659,841)		185,323,712

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.7% of net assets

Time Deposits 3.7%
Bank of America
0.03%, 05/01/12	5,791,398	5,791,398
Citibank
0.03%, 05/01/12	1,387,824	1,387,824

Total Short-Term Investments
(Cost $7,179,222)		7,179,222

End of Investments.

At 04/30/12 the tax basis cost of the fund’s investments was $163,427,567 and the unrealized appreciation and depreciation were $29,075,367 and ($0), respectively, with a net unrealized appreciation of $29,075,367.

(a)	Issuer is affiliated with the fund’s adviser.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$185,323,712	$—	$—	$185,323,712
Short-Term Investments(a)	—	7,179,222	—	7,179,222

Total	$185,323,712	$7,179,222	$—	$192,502,934

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2012.

See financial notes 27

 Schwab MarketTrack Conservative Portfolio

Statement of
Assets and Liabilities
As of April 30, 2012; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $148,659,841)		$185,323,712
Investments in unaffiliated issuers, at value (cost $7,179,222)	+	7,179,222

Total investments, at value (cost $155,839,063)		192,502,934
Receivables:
Investments sold		150,000
Dividends		237,956
Fund shares sold		109,546
Interest		6
Prepaid expenses	+	3,374

Total assets		193,003,816

Liabilities

Payables:
Investments bought		231,359
Investment adviser and administrator fees		2,850
Shareholder service fees		3,877
Fund shares redeemed		150,870
Accrued expenses	+	41,073

Total liabilities		430,029

Net Assets

Total assets		193,003,816
Total liabilities	−	430,029

Net assets		$192,573,787

Net Assets by Source
Capital received from investors		173,164,006
Distributions in excess of net investment income		(439,063)
Net realized capital losses		(16,815,027)
Net unrealized capital gains		36,663,871

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$192,573,787		13,736,966		$14.02

28 See financial notes

 Schwab MarketTrack Conservative Portfolio

Statement of
Operations
For November 1, 2011 through April 30, 2012; unaudited

Investment Income

Dividends received from affiliated underlying funds		$3,506,481
Interest	+	526

Total investment income		3,507,007

Expenses

Investment adviser and administrator fees		233,422
Shareholder service fees		248,797
Professional fees		18,858
Registration fees		11,967
Transfer agent fees		10,554
Shareholder reports		9,352
Portfolio accounting fees		8,856
Custodian fees		4,069
Trustees’ fees		3,517
Interest expense		32
Other expenses	+	7,501

Total expenses		556,925
Expense reduction by CSIM and its affiliates	−	49,454

Net expenses	−	507,471

Net investment income		2,999,536

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		1,160,780
Net realized gains on sales of affiliated underlying funds		1,623,036
Net realized gains on unaffiliated investments	+	76

Net realized gains		2,783,892
Net unrealized gains on affiliated underlying funds	+	4,404,900

Net realized and unrealized gains		7,188,792

Increase in net assets resulting from operations		$10,188,328

See financial notes 29

 Schwab MarketTrack Conservative Portfolio

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/11-4/30/12			11/1/10-10/31/11
Net investment income		$2,999,536	$3,594,414
Net realized gains		2,783,892	1,473,232
Net unrealized gains	+	4,404,900	3,857,853

Increase in net assets from operations		10,188,328	8,925,499

Distributions to Shareholders

Distributions from net investment income		($3,613,819)	($3,583,353)

Transactions in Fund Shares

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,401,126	$32,635,271	3,029,561	$40,809,530
Shares reinvested		251,074	3,383,473	250,464	3,340,890
Shares redeemed	+	(3,490,497)	(48,075,988)	(3,372,192)	(45,344,064)

Net transactions in fund shares		(838,297)	($12,057,244)	(92,167)	($1,193,644)

Shares Outstanding and Net Assets

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		14,575,263	$198,056,522	14,667,430	$193,908,020
Total increase or decrease	+	(838,297)	(5,482,735)	(92,167)	4,148,502

End of period		13,736,966	$192,573,787	14,575,263	$198,056,522

(Distributions in excess of net investment income)/Net investment income not yet distributed			($439,063)		$175,220

30 See financial notes

 Schwab MarketTrack Portfolios

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)	Schwab Financial Services Fund
Schwab MarketTrack All Equity Portfolio	Schwab Health Care Fund
Schwab MarketTrack Growth Portfolio	Schwab International Core Equity Fund
Schwab MarketTrack Balanced Portfolio	Schwab Target 2010 Fund
Schwab MarketTrack Conservative Portfolio	Schwab Target 2015 Fund
Schwab S&P 500 Index Fund	Schwab Target 2020 Fund
Schwab Small-Cap Index Fund	Schwab Target 2025 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2030 Fund
Schwab International Index Fund	Schwab Target 2035 Fund
Laudus Small-Cap MarketMasters Fund	Schwab Target 2040 Fund
Laudus International MarketMasters Fund	Schwab Fundamental US Large Company Index Fund
Schwab Balanced Fund	Schwab Fundamental US Small-Mid Company Index Fund
Schwab Premier Equity Fund	Schwab Fundamental International Large Company Index Fund
Schwab Core Equity Fund	Schwab Fundamental International Small-Mid Company Index Fund
Schwab Dividend Equity Fund	Schwab Fundamental Emerging Markets Index Fund
Schwab Large-Cap Growth Fund	Schwab Monthly Income Fund-Moderate Payout
Schwab Small-Cap Equity Fund	Schwab Monthly Income Fund-Enhanced Payout
Schwab Hedged Equity Fund	Schwab Monthly Income Fund-Maximum Payout

The Schwab MarketTrack Portfolios are primarily “fund of funds”. Each of the funds seeks to achieve its investment objective by investing mainly in a combination of other Schwab Funds (underlying funds) in accordance with its target portfolio allocation. The funds may also invest directly in equity or fixed income securities, cash equivalents and futures to achieve their investment objectives. Each fund bears its share of the allocable expenses of the underlying funds in which they invest.

Schwab MarketTrack Growth Portfolio offers two share classes: Investor Shares and P Shares. Shares of each class represent an interest in the same fund, but each class has different expenses and investment minimums. Schwab MarketTrack All Equity Portfolio, Schwab MarketTrack Balanced Portfolio and Schwab MarketTrack Conservative Portfolio, each offer one share class.

Shares are bought and sold (subject to a redemption fee, see financial note 9) at closing net asset value per share (“NAV”) which is the price for all outstanding shares of a fund or share class, as applicable. Each share has a par value of 1/1,000 of a cent, and the Board of Trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the Securities Exchange Commission (“SEC”).

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Underlying funds: valued at their respective net asset values.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets

 31

 Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted prices for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted prices. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.

The levels associated with valuing the funds’ investments for the period ended April 30, 2012 are disclosed in the Portfolio Holdings.

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(d) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

32

 Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year, except for the Schwab MarketTrack Conservative Portfolio, which makes distributions from net investment income quarterly.

(f) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(g) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year except for the Schwab MarketTrack Conservative Portfolio, which typically makes distributions at the end of every calendar quarter. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(h) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(i) New Accounting Pronouncements:

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Updates (“ASU”) related to accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new and existing transfers that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, the FASB issued an update to requirements relating to “Fair Value Measurement which represents amendments to achieve common fair value measurement and disclosure requirements in US GAAP and IFRS.” The amendments include (i) those that clarify the FASB’s intent about the application of existing fair value measurement and disclosure requirements and (ii) those that change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The amendments that change a particular principle or requirement for measuring fair value or disclosing information about fair value measurements relate to (i) measuring the fair value of the financial instruments that are managed within a portfolio; (ii) application of premium and discount in a fair value measurement; and (iii) additional disclosures about fair value measurements. The update is effective for annual periods beginning after December 15, 2011 with early adoption prohibited.

At this time, management is evaluating the implications of these changes and their impact on the financial statements.

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Asset Allocation Risk. The funds are subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of a fund’s assets among the various asset classes and market segments will cause the funds to underperform other funds with a similar investment objective.

 33

 Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Affiliated Fund Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the portfolio and is legally obligated to act in the portfolio’s best interests when selecting underlying funds, without taking fees into consideration.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the funds will fluctuate, which means that an investor could lose money.

Underlying Fund Investment Risk. The value of your investment in the funds is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the funds may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although a fund’s exposure to a particular risk will be proportionate to the fund’s overall asset allocation and underlying fund allocation.

•	Investment Risk. An investment in an underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds may experience losses with respect to their investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

•	Investment Style Risk. The underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Each underlying fund follows these stocks during upturns as well as downturns. Because of their indexing strategy, the underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.

•	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•	Tracking Error Risk. Certain underlying funds seek to track the performance of their benchmark indices, although they may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

•	Large-Cap Risk. Many of the risks of the underlying funds are associated with their investment in the large-cap segments of the stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments - bonds or mid- or small- cap stocks, for instance - an underlying fund’s large-cap holdings could reduce performance.

•	Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments - bonds or large-cap stocks, for instance - an underlying fund’s small-cap holdings could reduce performance.

•	Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

•	Currency Risk. As a result of an underlying fund’s investments in securities denominated in, and/or receiving revenues in foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in a fund would be adversely affected.

34

 Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

•	Derivatives Risk. An underlying fund’s use of derivatives instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested.

•	Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by a fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuer’s ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.

•	Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

•	Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Direct Investment Risk. A fund may invest directly in individual securities to maintain its allocations. A fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same security.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to each fund, CSIM is entitled to receive an annual fee of 0.23% payable monthly based on each fund’s average daily net assets.

The Board of Trustees has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25% except for the Schwab MarketTrack Growth Portfolio’s P Shares, which is subject to such annual fee up to 0.10%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Although these agreements specify certain fees for these services, CSIM and Schwab have made an additional agreement (“expense limitation”) with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the funds’ Board of Trustees, to limit the total annual fund operating expenses,

 35

 Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

excluding interest, taxes and certain non-routine expenses. The expense limitation as a percentage of average daily net assets is as follows:

	Schwab	Schwab	Schwab	Schwab
	MarketTrack	MarketTrack	MarketTrack	MarketTrack
	All Equity	Growth	Balanced	Conservative
	Portfolio	Portfolio	Portfolio	Portfolio

Investor Shares	0.50%	0.50%	0.50%	0.50%
P Shares*	n/a	0.35%	n/a	n/a

*	P Shares are currently only offered by Schwab MarketTrack Growth Portfolio

The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of April 30, 2012, the percentages of shares of other related funds owned by each Schwab MarketTrack Portfolio are:

	Schwab	Schwab	Schwab	Schwab
	MarketTrack	MarketTrack	MarketTrack	MarketTrack
	All Equity	Growth	Balanced	Conservative
	Portfolio	Portfolio	Portfolio	Portfolio

Equity Funds:

International:
Schwab International Index Fund	10.3%	9.6%	4.6%	1.3%
Large-Cap:
Schwab S&P 500 Index Fund	1.8%	2.3%	1.1%	0.3%
Small-Cap:
Schwab Small-Cap Index Fund	7.4%	8.3%	4.0%	1.2%

Fixed-Income Funds:

Intermediate-Term Bond:
Schwab Total Bond Market Fund	—%	10.5%	15.3%	10.8%

Money Market Fund:
Schwab Value Advantage Money Fund	—%	0.0% *	0.0% *	0.0% *

*	Less than 0.05%

36

 Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Below is a summary of the funds’ transactions with their affiliated underlying funds during the period ended April 30, 2012.

Schwab MarketTrack All Equity Portfolio:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/11	11/01/11
Underlying Funds	10/31/11	Additions	Sales	04/30/12	04/30/12	to 04/30/12	to 04/30/12

Equity Funds:

International:
Schwab International Index Fund	8,806,065	796,880	(537,919)	9,065,026	$144,405,867	($307,897)	$5,384,670
Large-Cap:
Schwab S&P 500 Index Fund	10,805,051	340,989	(1,015,732)	10,130,308	221,752,452	$1,124,324	4,166,405
Small-Cap:
Schwab Small-Cap Index Fund	5,814,864	517,366	(546,232)	5,785,998	121,737,398	730,020	8,544,315

Total					$487,895,717	$1,546,447	$18,095,390

Schwab MarketTrack Growth Portfolio:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/11	11/01/11
Underlying Funds	10/31/11	Additions	Sales	04/30/12	04/30/12	to 04/30/12	to 04/30/12

Equity Funds:

International:
Schwab International Index Fund	8,089,359	1,119,437	(726,335)	8,482,461	$135,125,602	$114,228	$5,060,757
Large-Cap:
Schwab S&P 500 Index Fund	13,296,624	466,601	(934,103)	12,829,122	280,829,481	1,569,991	5,247,785
Small-Cap:
Schwab Small-Cap Index Fund	6,450,906	701,388	(646,851)	6,505,443	136,874,529	1,139,814	9,631,517

Fixed-Income Fund:

Intermediate-Term Bond:
Schwab Total Bond Market Fund	10,461,993	1,160,377	(963,223)	10,659,147	102,647,585	45,701	1,381,813

Money Market Fund:
Schwab Value Advantage Money Fund, Institutional Prime Shares	25,037,593	2,831	(18,000,000)	7,040,424	7,040,424	—	2,824

Total					$662,517,621	$2,869,734	$21,324,696

 37

 Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab MarketTrack Balanced Portfolio:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/11	11/01/11
Underlying Funds	10/31/11	Additions	Sales	04/30/12	04/30/12	to 04/30/12	to 04/30/12

Equity Funds:

International:
Schwab International Index Fund	3,955,647	598,949	(528,820)	4,025,776	$64,130,618	$262,393	$2,482,753
Large-Cap:
Schwab S&P 500 Index Fund	6,549,863	404,689	(878,711)	6,075,841	133,000,157	1,804,349	2,564,792
Small-Cap:
Schwab Small-Cap Index Fund	3,148,403	493,691	(538,976)	3,103,118	65,289,604	763,151	4,699,494

Fixed-Income Fund:

Intermediate-Term Bond:
Schwab Total Bond Market Fund	16,055,272	1,508,657	(1,912,510)	15,651,419	150,723,169	80,311	2,072,525

Money Market Fund:
Schwab Value Advantage Money Fund, Institutional Prime Shares	17,024,549	1,905	(12,500,000)	4,526,454	4,526,454	—	1,897

Total					$417,670,002	$2,910,204	$11,821,461

Schwab MarketTrack Conservative Portfolio:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/11	11/01/11
Underlying Funds	10/31/11	Additions	Sales	04/30/12	04/30/12	to 04/30/12	to 04/30/12

Equity Funds:

International:
Schwab International Index Fund	1,197,306	243,532	(260,290)	1,180,548	$18,806,128	$162,727	$791,725
Large-Cap:
Schwab S&P 500 Index Fund	1,989,652	239,650	(414,449)	1,814,853	39,727,132	1,076,961	820,490
Small-Cap:
Schwab Small-Cap Index Fund	957,292	176,055	(221,918)	911,429	19,176,463	364,340	1,512,983

Fixed-Income Fund:

Intermediate-Term Bond:
Schwab Total Bond Market Fund	11,540,635	2,078,649	(2,650,475)	10,968,809	105,629,632	19,008	1,541,263

Money Market Fund:
Schwab Value Advantage Money Fund, Institutional Prime Shares	7,333,553	804	(5,350,000)	1,984,357	1,984,357	—	800

Total					$185,323,712	$1,623,036	$4,667,261

*	Distributions received include distributions from net investment income and capital gains from the underlying funds.

38

 Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended April 30, 2012, the funds had no direct security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

5. Transfer Agent Services:

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agent services for each fund.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended April 30, 2012, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab MarketTrack All Equity Portfolio	$28,255,390	$40,309,999
Schwab MarketTrack Growth Portfolio	49,874,074	71,314,995
Schwab MarketTrack Balanced Portfolio	40,713,249	67,985,000
Schwab MarketTrack Conservative Portfolio	31,506,470	47,930,000

9. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds in the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

	Current Period	Prior Period
	(11/1/11-4/30/12)	(11/1/10-10/31/11)

Schwab MarketTrack All Equity Portfolio	$6,139	$100,836
Schwab MarketTrack Growth Portfolio	3,781	9,915
Schwab MarketTrack Balanced Portfolio	1,978	5,707
Schwab MarketTrack Conservative Portfolio	3,910	10,851

 39

 Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

10. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains, for federal income tax purposes. As of October 31, 2011, the following funds had capital loss carryforwards available to offset future net capital gains before the expiration dates:

	Schwab	Schwab	Schwab	Schwab
	MarketTrack	MarketTrack	MarketTrack	MarketTrack
	All Equity	Growth	Balanced	Conservative
Expiration Date	Portfolio*	Portfolio	Portfolio	Portfolio

October 31, 2016	$11,526,446	$—	$—	$—
October 31, 2017	31,279,738	29,935,589	14,597,486	11,042,838
October 31, 2018	8,349,147	918,434	—	—

Total	$51,155,331	$30,854,023	$14,597,486	$11,042,838

For the year ended October 31, 2011, the funds had capital losses utilized as follows:

	Schwab	Schwab	Schwab	Schwab
	MarketTrack	MarketTrack	MarketTrack	MarketTrack
	All Equity	Growth	Balanced	Conservative
	Portfolio*	Portfolio	Portfolio	Portfolio

Capital losses utilized	$988,013	$4,153,324	$4,538,084	$1,732,221

*	During 2011, Schwab MarketTrack All Equity Portfolio changed its tax year end from December 31st to October 31st.

As of October 31, 2011, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2011, the funds did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by the President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010. The funds have adopted the noted provisions of the Act for the period ending April 30, 2012.

11. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

40

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Capital Trust which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 92 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	75	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	75	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	75	Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Ditech Networks Corporation (1997 – Jan. 2012)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Capital Trust since 2011.)	Private Investor.	75	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Capital Trust since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	75	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	75	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

 41

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	75	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1993.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	75	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	92	None

42

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer (Dec. 2010 – present) and Chief Investment Officer (Dec. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Capital Trust since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Capital Trust since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies, State Street Research (August 2003 – Jan. 2005).

David Lekich 1964 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 2011.)	Senior Vice President, Charles Schwab & Co., Inc., (Sept. 2011 – present); Senior Vice President, Chief Counsel, Charles Schwab Investment Management Inc. (Sept. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Sept. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Sept. 2011); Secretary, Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 43

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

Dow Jones U.S. Total Stock Market Index An index that measures the performance of all U.S. equity securities with readily available prices.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

gross domestic product (GDP) The output of goods and services produced by labor and property located in the United States.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

Russell 1000 Index An index that measures the performance of the large-cap segment of the U.S. equity universe.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

44

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2012 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13559-15

Prospectus Supplement and
Semiannual Report Enclosed

Semiannual report dated April 30, 2012, enclosed.

COMMAND PERFORMANCETM

Laudus MarketMasters Fundstm

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This supplement is not part of the shareholder report.

SCHWAB CAPITAL TRUST
(the “Trust”)

Laudus MarketMasters Funds

Laudus Small-Cap MarketMasters Fundtm
Laudus International MarketMasters Fundtm
(each a “fund”)

Supplement dated June 6, 2012 to the
Prospectus dated February 28, 2012

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

The Prospectus is being revised to reflect the following changes.

1.	Reduction of the Net Operating Expense Limit for the Laudus MarketMasters Funds

Effective June 6, 2012, the contractual expense limitation of the investment adviser and its affiliates on the net annual operating expenses of each share class of the Laudus MarketMasters Funds will be reduced. Accordingly, the following changes are being made.

On page 1, for the Laudus Small-Cap MarketMasters Fund, the “Shareholder fees” table, the “Annual fund operating expenses” table, and the “Expenses on a $10,000 investment” table are deleted and replaced in their entirety with the following:

	Investor	Select
	Shares	Shares®
Shareholder fees (fees paid directly from your investment)

Redemption fee (as a % of the amount sold or exchanged within 30 days of purchase)	2.00	2.00
Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)

Management fees	1.17	1.17
Distribution (12b-1) fees	None	None
Other expenses[1]	0.41	0.34
Acquired fund fees and expenses (AFFE)[2]	0.01	0.01

Total annual fund operating expenses[2]	1.59	1.52
Less expense reduction	(0.23)	(0.31)

Total annual fund operating expenses (including AFFE) after expense reduction[2,3]	1.36	1.21

[1]	“Other expenses” have been restated to reflect current fees and expenses of the fund.
[2]	The total fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial highlights” because the financial highlights include only the fund’s direct operating expenses and do not include acquired fund fees and expenses (AFFE), which reflect the estimated amount of fees and expenses incurred indirectly by the fund through its investments in other investment companies during its prior fiscal year.
[3]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes, and certain non-routine expenses) of the Investor Shares and Select Shares to 1.35% and 1.20%, respectively, for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. This agreement is limited to the fund’s direct operating expenses and does not apply to AFFE.

 Expenses on a $10,000 investment

	1 year	3 years	5 years	10 years

Investor Shares	$138	$431	$745	$1,635
Select Shares	$123	$384	$665	$1,466

On page 5, for the Laudus International MarketMasters Fund, the “Shareholder fees” table, the “Annual fund operating expenses” table, and the “Expenses on a $10,000 investment” table are deleted and replaced in their entirety with the following:

	Investor	Select
	Shares	Shares®
Shareholder fees (fees paid directly from your investment)

Redemption fee (as a % of the amount sold or exchanged within 30 days of purchase)	2.00	2.00
Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)

Management fees	1.27	1.27
Distribution (12b-1) fees	None	None
Other expenses	0.33	0.20
Acquired fund fees and expenses (AFFE)[1]	0.01	0.01

Total annual fund operating expenses[1]	1.61	1.48
Less expense reduction	(0.20)	(0.22)

Total annual fund operating expenses (including AFFE) after expense reduction[1,2]	1.41	1.26

[1]	The total fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial highlights” because the financial highlights include only the fund’s direct operating expenses and do not include acquired fund fees and expenses (AFFE), which reflect the estimated amount of fees and expenses incurred indirectly by the fund through its investments in other investment companies during its prior fiscal year.
[2]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes, and certain non-routine expenses) of the Investor Shares and Select Shares to 1.40% and 1.25%, respectively, for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. This agreement is limited to the fund’s direct operating expenses and does not apply to AFFE.

 Expenses on a $10,000 investment

	1 year	3 years	5 years	10 years

Investor Shares	$144	$446	$771	$1,691
Select Shares	$128	$400	$692	$1,523

2.	Revisions to the investment minimums language

On page 4, the last sentence of the third paragraph under “Purchase and sale of fund shares” is deleted and replaced in its entirety with the following:

These minimums may be waived for certain investors or in the fund’s sole discretion.

On page 8, the last sentence of the third paragraph under “Purchase and sale of fund shares” is deleted and replaced in its entirety with the following:

These minimums may be waived for certain investors or in the fund’s sole discretion.

On page 27, the sixth paragraph is deleted and replaced in its entirety with the following:

These minimums may be waived for certain retirement plans and plan participants, and for certain investment programs, or in a fund’s sole discretion. Investment advisers may aggregate investments across client accounts in order to reach the Select Shares initial minimum investment and minimum balance requirements.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG68224 - 00 (06/12) © 2012 All Rights Reserved

This wrapper is not part of the shareholder report.

Semiannual Report April 30, 2012

COMMAND PERFORMANCETM

Laudus MarketMasters Fundstm

Laudus Small-Cap MarketMasters Fundtm

Laudus International MarketMasters Fundtm

This page is intentionally left blank.

Two distinct Funds, each combining the expertise of leading
investment managers with CSIM’s overall supervision.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.laudusfunds.com/prospectus.

Total Return for the Report Period

Laudus Small-Cap MarketMasters Fundtm

Investor Shares (Ticker Symbol: SWOSX)	9.42%
Select Shares® (Ticker Symbol: SWMSX)	9.56%
Russell 2000® Index*	11.02%
Fund Category: Morningstar Small-Cap Growth	11.58%

Performance Details	pages 6-7

Laudus International MarketMasters Fundtm

Investor Shares[1] (Ticker Symbol: SWOIX)	7.57%
Select Shares®[1] (Ticker Symbol: SWMIX)	7.65%
MSCI EAFE Index®**	2.71%
Fund Category: Morningstar Foreign Large-Cap Growth	6.55%

Performance Details	pages 8-9

Minimum Initial Investment[2]

Investor Shares	$100
Select Shares®	$50,000

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

Small-company stocks are subject to greater volatility than other asset categories.

Foreign securities can involve risks such as political and economic instability and currency risk. These risks may be greater in emerging markets.

*	The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
**	The MSCI Europe, Australasia, Far East Index (MSCI EAFE Index®) is a free float-adjusted market capitalization index that is designed to measure market equity performance in 22 developed market countries, excluding the U.S. and Canada. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[1]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations, see financial note 2 for more information.
[2]	Please see prospectus for further detail and eligibility requirements.

2 Laudus MarketMasters Funds

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment objectives, and for reading this important report concerning the Laudus MarketMasters Funds.

For the six months ended April 30, 2012, investors became more optimistic as conditions generally improved. Economic growth was mixed across the globe, while financial markets grappled with early period concerns regarding the euro zone’s sovereign debt crisis. In an effort to restore financial market stability, the European Central Bank worked closely with the Federal Reserve (Fed) to ensure that the markets were sufficiently liquid. Backed by the support of the European Union, Greece restructured its debt by early 2012. In the U.S., the unemployment rate dropped to 8.1% by April 2012, tentative signs emerged that the housing market became healthier, and the Fed continued to support the economy through a variety of operations.

Stocks rebounded as investor optimism rose, leading equities to outperform bonds and money market securities for the report period. U.S. stocks performed particularly well, with the S&P 500 Index returning 12.8% as investors favored the relative stability of U.S. markets. Stock markets in other countries produced modestly positive returns overall in U.S. dollar terms, beginning to recover early in 2012 in tandem with U.S. equities. U.S. bonds turned in modest performances: the Barclays U.S. Aggregate Bond Index returned 2.4%. Money market securities produced flat returns, while global bonds finished slightly negative overall in U.S. dollar terms.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

12.77%	S&P 500® Index: measures U.S. large-cap stocks

11.02%	Russell 2000® Index: measures U.S. small-cap stocks

2.71%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

2.44%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.02%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Index provider websites and CSIM.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Laudus MarketMasters Funds 3

From the President continued

Stocks rebounded as investor optimism rose, leading equities to outperform bonds and money market securities for the report period.

In December 2011, Mellon Capital Management Corp. (Mellon Capital) was hired as a new investment manager for the two Laudus MarketMasters Funds, and Mellon Capital began managing fund assets in January 2012. In managing the assets of the Laudus Small-Cap MarketMasters Fund, Mellon Capital seeks to track the returns of the Russell 2000 Index. For the Laudus International MarketMasters Fund, Mellon Capital seeks to track the returns of the MSCI EAFE Index.

Thank you for investing in the Laudus MarketMasters Funds. We encourage you to review your investment portfolio regularly to ensure that it meets your current financial plan. For answers to questions or to consult our website for more information, please visit www.laudusfunds.com. We are also happy to hear from you at 1-800-447-3332.

Sincerely,

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested.

4 Laudus MarketMasters Funds

Fund Management

Omar Aguilar, Senior Vice President and Chief Investment Officer of Equities of the investment adviser, manages the funds. Prior to joining the firm in April 2011, he was head of the portfolio management group and Vice President of Portfolio Management at a large retirement asset planning and management firm. From 2004 to 2009, he was Senior Vice President, Head of Quantitative Equity and Senior Portfolio Manager at a large banking and asset management firm. He has over 16 years of quantitative investment experience.

Laudus MarketMasters Funds 5

Laudus Small-Cap MarketMasters Fund™

Performance and Fund Facts as of 04/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.laudusfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years	Since Inception

Investor Shares (9/16/97)	9.42%	-7.21%	0.38%	5.28%	5.16%
Select Shares® (6/9/04)	9.56%	-7.06%	0.54%	n/a	4.75%
Russell 2000® Index	11.02%	-4.25%	1.45%	6.19%	(9/16/97) 5.67%
					(6/9/04) 5.86%
Fund Category: Morningstar Small-Cap Growth	11.58%	-4.17%	2.58%	5.95%	(9/16/97) 6.02%
					(6/9/04) 6.33%

Fund Expense Ratios3: Investor Shares: Net 1.47%; Gross 1.52% / Select Shares: Net 1.32%; Gross 1.46%

 Investment Managers and Allocations4

		% of
Investment Managers	Investment Style	Net Assets

TAMRO Capital Partners LLC	Small-Cap Blend	61.9%

Neuberger Berman Management LLC	Small-Cap Growth	25.3%

Mellon Capital Management Corp.	Small-Cap Blend	9.2%

Cash and other assets	—	3.6%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Because the fund originally used a multi-fund strategy, performance of the Investor Shares prior to June 3, 2002 does not reflect the current strategy and may have been different if it did.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus dated February 28, 2012. Includes acquired fund fees and expenses incurred indirectly by the fund through its investments in other investment companies. The annualized weighted average expense ratio of these investment companies was 0.01%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements. Effective June 6, 2012, the contractual expense limitation was reduced. For more information, refer to the enclosed prospectus supplement dated June 6, 2012.
[4]	For more information about each of the investment manager’s investment styles, refer to the fund’s prospectus.

6 Laudus MarketMasters Funds

 Laudus Small-Cap MarketMasters Fund™

Performance and Fund Facts as of 04/30/12 continued

 Statistics

Number of Holdings	1,290
Weighted Average Market Cap ($ x 1,000,000)	$1,923
Price/Earnings Ratio (P/E)	34.1
Price/Book Ratio (P/B)	2.4
Portfolio Turnover Rate[1]	7%

 Sector Weightings % of Investments

Consumer Discretionary	17.9%
Industrials	15.7%
Financials	14.8%
Health Care	14.6%
Information Technology	14.0%
Energy	7.5%
Consumer Staples	5.2%
Materials	2.7%
Utilities	0.3%
Telecommunication Services	0.3%
Other	7.0%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Colfax Corp.	1.8%
The Advisory Board Co.	1.7%
Coinstar, Inc.	1.7%
CommVault Systems, Inc.	1.6%
athenahealth, Inc.	1.6%
Westlake Chemical Corp.	1.6%
LaSalle Hotel Properties	1.6%
Waddell & Reed Financial, Inc., Class A	1.5%
UMB Financial Corp.	1.5%
Analogic Corp.	1.5%
Total	16.1%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than other asset classes.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Laudus MarketMasters Funds 7

Laudus International MarketMasters Fund™

Performance and Fund Facts as of 04/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.laudusfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years	Since Inception

Investor Shares (10/16/96)	7.57%	-9.67%	-0.47%	8.18%	8.59%
Select Shares® (4/2/04)	7.65%	-9.55%	-0.34%	n/a	7.59%
MSCI EAFE Index®*	2.71%	-12.38%	-4.25%	5.89%	(10/16/96) 4.33%
					(4/2/04) 4.67%
Fund Category: Morningstar Foreign Large-Cap Growth	6.55%	-9.12%	-1.49%	6.35%	(10/16/96) 6.10%
					(4/2/04) 5.97%

Fund Expense Ratios3: Investor Shares: 1.61% / Select Shares: 1.48%

 Investment Managers and Allocations4

		% of
Investment Managers	Investment Style	Net Assets

American Century Investment Management, Inc.	International Small/Mid-Cap Growth	19.7%

WHV Investment Management/Hirayama Investments, LLC	International Large-Cap Growth	10.2%

Harris Associates L.P.	International Large-Cap Value	19.9%

William Blair & Company, LLC	International Multi-Cap Growth	17.3%

Mondrian Investment Partners Limited	International Small-Cap Value	21.5%

Mellon Capital Management Corp.	International Blend	9.7%

Cash and other assets	—	1.7%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Because the fund originally used a multi-fund strategy, performance of the Investor Shares prior to June 3, 2002 does not reflect the current strategy and may have been different if it did.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

*	The MSCI Europe, Australasia, Far East Index (MSCI EAFE Index®) is a free float-adjusted market capitalization index that is designed to measure market equity performance in 22 developed market countries, excluding the U.S. and Canada. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus dated February 28, 2012. Includes acquired fund fees and expenses incurred indirectly by the fund through its investments in other investment companies. The annualized weighted average expense ratio of these investment companies was 0.01%. For actual ratios during the period, refer to the financial highlights section of the financial statements. Effective June 6, 2012, the contractual expense limitation was reduced. For more information, refer to the enclosed prospectus supplement dated June 6, 2012.
[4]	For more information about each of the investment manager’s investment styles, refer to the fund’s prospectus.

8 Laudus MarketMasters Funds

 Laudus International MarketMasters Fund™

Performance and Fund Facts as of 04/30/12 continued

 Statistics

Number of Holdings	1,291
Weighted Average Market Cap ($ x 1,000,000)	$25,187
Price/Earnings Ratio (P/E)	20.2
Price/Book Ratio (P/B)	1.7
Portfolio Turnover Rate[1]	36%

 Sector Weightings % of Investments

Industrials	21.5%
Consumer Discretionary	14.5%
Financials	14.5%
Materials	12.3%
Information Technology	10.5%
Energy	7.6%
Consumer Staples	7.6%
Health Care	6.0%
Telecommunication Services	1.4%
Utilities	1.2%
Other	2.9%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Croda International plc	1.1%
Rotork plc	1.0%
Nestle S.A. – Reg’d	0.9%
BNP Paribas S.A.	0.9%
SAP AG	0.8%
Diageo plc	0.8%
Credit Suisse Group AG – Reg’d	0.8%
Toyota Motor Corp.	0.8%
Christian Hansen Holding A/S	0.8%
Spectris plc	0.8%
Total	8.7%

 Country Weightings % of Investments

United Kingdom	20.6%
Japan	12.7%
Switzerland	8.4%
Germany	7.7%
France	6.7%
Canada	6.1%
Australia	4.7%
Netherlands	4.6%
Singapore	3.3%
United States	2.9%
Hong Kong	2.5%
Other Countries	19.8%
Total	100.0%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Foreign securities can involve risks such as political and economic instability and currency risk. These risks may be greater in emerging markets.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Laudus MarketMasters Funds 9

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees, and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2011 and held through April 30, 2012.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/11	at 4/30/12	11/1/11–4/30/12

Laudus Small-Cap MarketMasters Fundtm
Investor Shares
Actual Return	1.46%	$1,000	$1,094.20	$7.60
Hypothetical 5% Return	1.46%	$1,000	$1,017.60	$7.32
Select Shares
Actual Return	1.31%	$1,000	$1,095.60	$6.83
Hypothetical 5% Return	1.31%	$1,000	$1,018.35	$6.57

Laudus International MarketMasters Fundtm
Investor Shares
Actual Return	1.61%	$1,000	$1,075.70	$8.31
Hypothetical 5% Return	1.61%	$1,000	$1,016.86	$8.07
Select Shares
Actual Return	1.46%	$1,000	$1,076.50	$7.54
Hypothetical 5% Return	1.46%	$1,000	$1,017.60	$7.32

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182 days of the period, and divided by the 366 days of the fiscal year.

10 Laudus MarketMasters Funds

Laudus Small-Cap MarketMasters Fund™

Financial Statements

Financial Highlights

	11/1/11–		11/1/10–	11/1/09–	11/1/08–	11/1/07–	11/1/06–
Investor Shares	4/30/12*		10/31/11	10/31/10	10/31/09	10/31/08	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	11.99		11.52	9.40	8.78	13.74	14.20

Income (loss) from investment operations:
Net investment income (loss)	(0.05)[1]		(0.09)[1]	(0.08)[1]	(0.05)[1]	(0.04)[1]	(0.08)[1]
Net realized and unrealized gains (losses)	1.18		0.56	2.20	0.67	(4.59)	1.81

Total from investment operations	1.13		0.47	2.12	0.62	(4.63)	1.73
Less distributions:
Distributions from net investment income	—		—	—	(0.00)[2]	—	—
Distributions from net realized gains	—		—	—	—	(0.33)	(2.19)

Total distributions	—		—	—	(0.00)[2]	(0.33)	(2.19)

Net asset value at end of period	13.12		11.99	11.52	9.40	8.78	13.74

Total return (%)	9.42	[3]	4.08	22.55	7.10	(34.34)	13.79

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.46	[4]	1.46	1.46	1.48 [5]	1.48	1.51 [6]
Gross operating expenses	1.58	[4]	1.51	1.50	1.50	1.48	1.59
Net investment income (loss)	(0.84)[4]		(0.70)	(0.72)	(0.64)	(0.38)	(0.60)
Portfolio turnover rate	7	[3]	95	78	129	134	83
Net assets, end of period ($ x 1,000,000)	63		62	68	64	64	99

	11/1/11–		11/1/10–	11/1/09–	11/1/08–	11/1/07–	11/1/06–
Select Shares	4/30/12*		10/31/11	10/31/10	10/31/09	10/31/08	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	12.14		11.64	9.49	8.86	13.85	14.27

Income (loss) from investment operations:
Net investment income (loss)	(0.04)[1]		(0.07)[1]	(0.06)[1]	(0.04)[1]	(0.04)[1]	(0.04)[1]
Net realized and unrealized gains (losses)	1.20		0.57	2.21	0.68	(4.62)	1.81

Total from investment operations	1.16		0.50	2.15	0.64	(4.66)	1.77
Less distributions:
Distributions from net investment income	—		—	—	(0.01)	—	—
Distributions from net realized gains	—		—	—	—	(0.33)	(2.19)

Total distributions	—		—	—	(0.01)	(0.33)	(2.19)

Net asset value at end of period	13.30		12.14	11.64	9.49	8.86	13.85

Total return (%)	9.56	[3]	4.30	22.66	7.29	(34.28)	14.04

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.31	[4]	1.31	1.32 [7]	1.33 [5]	1.37	1.36 [8]
Gross operating expenses	1.51	[4]	1.45	1.45	1.45	1.44	1.66
Net investment income (loss)	(0.63)[4]		(0.54)	(0.58)	(0.48)	(0.31)	(0.29)
Portfolio turnover rate	7	[3]	95	78	129	134	83
Net assets, end of period ($ x 1,000,000)	95		219	337	292	260	437

* Unaudited.
1 Calculated based on the average shares outstanding during the period.
2 Per share amount was less than $0.01.
3 Not annualized.
4 Annualized.
5 Effective February 28, 2009, the operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.
6 The ratio of net operating expenses would have been 1.55% if custody credits had not been included.
7 The ratio of net operating expenses would have been 1.31% if certain non-routine expense had not been incurred.
8 The ratio of net operating expenses would have been 1.37% if custody credits had not been included.

See financial notes 11

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings as of April 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.laudusfunds.com.

		Cost	Value
Holdings by Category		($)	($)

92.9%	Common Stock	115,523,540	146,382,713
6.7%	Other Investment Company	10,619,402	10,619,402
0.3%	Short-Term Investments	479,957	479,957

99.9%	Total Investments	126,622,899	157,482,072
0.1%	Other Assets and Liabilities, Net		191,193

100.0%	Net Assets		157,673,265

	Number	Value
Security	of Shares	($)

Common Stock 92.9% of net assets

Automobiles & Components 0.1%
American Axle & Manufacturing Holdings, Inc. *	1,028	9,961
Amerigon, Inc. *	278	3,975
Cooper Tire & Rubber Co.	817	12,214
Dana Holding Corp.	1,611	23,553
Dorman Products, Inc. *	100	4,778
Drew Industries, Inc. *	170	5,063
Fuel Systems Solutions, Inc. *	223	5,229
Modine Manufacturing Co. *	710	5,609
Standard Motor Products, Inc.	198	2,984
Superior Industries International, Inc.	233	3,987
Tenneco, Inc. *	667	20,564
Winnebago Industries, Inc. *	791	7,712

		105,629

Banks 8.6%
1st Source Corp.	167	3,789
Apollo Residential Mortgage, Inc.	357	6,480
Astoria Financial Corp.	570	5,523
Banco Latinoamericano de Comercio Exterior, S.A., Class E	540	11,259
BancorpSouth, Inc.	1,092	14,709
Bank of the Ozarks, Inc.	65,637	2,028,183
Banner Corp.	416	9,131
BBCN Bancorp, Inc. *	1,423	15,625
Berkshire Hills Bancorp, Inc.	188	4,266
BofI Holding, Inc. *	362	6,433
Boston Private Financial Holdings, Inc.	1,193	11,119
Brookline Bancorp, Inc.	662	5,945
Cardinal Financial Corp.	710	8,570
Cathay General Bancorp	834	14,362
Chemical Financial Corp.	186	4,105
Citizens & Northern Corp.	209	3,958
City Holding Co.	117	3,902
Columbia Banking System, Inc.	653	13,380
Community Bank System, Inc.	576	16,197
Community Trust Bancorp, Inc.	157	5,016
CVB Financial Corp.	989	11,443
Dime Community Bancshares	304	4,213
Eagle Bancorp, Inc. *	268	4,768
East West Bancorp, Inc.	94,654	2,155,272
F.N.B. Corp.	1,926	21,860
First Busey Corp.	809	3,754
First Commonwealth Financial Corp.	784	5,041
First Connecticut Bancorp, Inc.	511	6,740
First Financial Bancorp	834	14,020
First Financial Bankshares, Inc.	484	16,379
First Financial Corp.	124	3,720
First Midwest Bancorp, Inc.	899	9,574
FirstMerit Corp.	1,533	25,754
Flushing Financial Corp.	322	4,196
Glacier Bancorp, Inc.	147,453	2,197,050
Great Southern Bancorp, Inc.	288	6,924
Hancock Holding Co.	880	28,318
Hanmi Financial Corp. *	818	8,532
Home Bancshares, Inc.	419	12,210
IBERIABANK Corp.	41,567	2,122,827
Independent Bank Corp.	171	4,800
International Bancshares Corp.	810	15,981
Investors Bancorp, Inc. *	564	8,708
Lakeland Financial Corp.	158	4,114
MB Financial, Inc.	663	13,704
MGIC Investment Corp. *	2,739	9,477
National Penn Bancshares, Inc.	1,907	17,583
NBT Bancorp, Inc.	552	11,344
Northwest Bancshares, Inc.	1,466	18,061
OceanFirst Financial Corp.	470	6,848
Ocwen Financial Corp. *	829	12,360
Old National Bancorp	1,439	18,448
Oriental Financial Group, Inc.	942	11,134
Oritani Financial Corp.	860	12,745
PacWest Bancorp	542	12,910
Park National Corp.	92	6,187
Pinnacle Financial Partners, Inc. *	641	11,730
PrivateBancorp, Inc.	978	15,384
Prosperity Bancshares, Inc.	13,345	622,544
Provident Financial Services, Inc.	981	14,421
Radian Group, Inc.	1,794	5,597
Renasant Corp.	277	4,432
S&T Bancorp, Inc.	199	3,725
Sandy Spring Bancorp, Inc.	230	4,142
SCBT Financial Corp.	133	4,574
Signature Bank *	6,806	447,086
Simmons First National Corp., Class A	153	3,724
Southside Bancshares, Inc.	211	4,305
State Bank Financial Corp. *	630	10,868
Sterling Financial Corp. *	237	4,603
Susquehanna Bancshares, Inc.	2,590	26,858
SVB Financial Group *	578	37,044
Texas Capital Bancshares, Inc. *	18,404	694,015
TrustCo Bank Corp.	1,765	9,655

12 See financial notes

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Trustmark Corp.	908	23,109
UMB Financial Corp.	50,204	2,412,302
Umpqua Holdings Corp.	1,659	21,965
United Bankshares, Inc.	674	17,814
ViewPoint Financial Group	684	10,882
Webster Financial Corp.	1,023	23,253
WesBanco, Inc.	200	4,096
Westamerica Bancorp	428	19,632
Western Alliance Bancorp *	1,158	10,167
Wilshire Bancorp, Inc. *	1,173	6,287
Wintrust Financial Corp.	539	19,474

		13,532,639

Capital Goods 9.4%
A.O. Smith Corp.	543	25,847
AAON, Inc.	212	4,325
AAR Corp.	612	9,455
Accuride Corp. *	845	6,126
Actuant Corp., Class A	18,243	497,487
Acuity Brands, Inc.	435	24,173
Aegion Corp. *	602	10,986
Aerovironment, Inc. *	72,284	1,757,947
Aircastle Ltd.	931	11,312
Albany International Corp., Class A	494	11,905
Altra Holdings, Inc. *	222	4,058
Ameresco, Inc., Class A *	318	3,876
American Science & Engineering, Inc.	132	8,621
Apogee Enterprises, Inc.	303	4,654
Applied Industrial Technologies, Inc.	598	23,501
Astec Industries, Inc. *	123	3,849
AZZ, Inc.	95	4,912
Barnes Group, Inc.	804	21,226
Beacon Roofing Supply, Inc. *	650	17,348
Belden, Inc.	629	21,877
Blount International, Inc. *	806	13,033
Brady Corp., Class A	675	20,945
Briggs & Stratton Corp.	735	13,303
Cascade Corp.	77	3,624
Ceradyne, Inc.	252	6,381
Chart Industries, Inc. *	417	31,871
Chicago Bridge & Iron Co., N.V., NY Shares	32,558	1,446,226
CIRCOR International, Inc.	136	4,232
CLARCOR, Inc.	626	30,060
Colfax Corp. *	85,011	2,881,023
Comfort Systems USA, Inc.	363	3,841
Cubic Corp.	95	4,392
Curtiss-Wright Corp.	628	22,162
DigitalGlobe, Inc. *	595	7,301
Douglas Dynamics, Inc.	521	7,362
DXP Enterprises, Inc. *	129	5,595
Dycom Industries, Inc. *	604	14,128
EMCOR Group, Inc.	805	23,603
Encore Wire Corp.	156	3,976
EnerSys *	680	23,766
EnPro Industries, Inc. *	360	14,908
ESCO Technologies, Inc.	450	15,480
Esterline Technologies Corp. *	423	28,971
Federal Signal Corp. *	998	5,150
Franklin Electric Co., Inc.	28,787	1,443,668
FuelCell Energy, Inc. *	4,340	5,382
GenCorp, Inc. *	1,156	7,942
Generac Holdings, Inc. *	223	5,370
GeoEye, Inc. *	444	10,176
Gibraltar Industries, Inc. *	269	3,637
Global Power Equipment Group, Inc. *	165	4,127
Graham Corp.	193	4,261
Granite Construction, Inc.	602	16,760
Great Lakes Dredge & Dock Co.	907	6,721
Griffon Corp.	404	4,004
H&E Equipment Services, Inc. *	262	5,057
HEICO Corp.	26,648	1,074,427
Hexcel Corp. *	983	26,915
Houston Wire & Cable Co.	288	3,540
II-VI, Inc. *	798	16,287
Interline Brands, Inc. *	630	13,255
John Bean Technologies Corp.	586	9,370
Kadant, Inc. *	176	4,553
Kaman Corp.	176	6,051
Kaydon Corp.	501	12,290
Kratos Defense & Security Solutions, Inc. *	818	4,540
Layne Christensen Co. *	178	3,658
Lindsay Corp.	215	14,360
MasTec, Inc. *	904	15,721
Meritor, Inc. *	629	4,095
Miller Industries, Inc.	263	4,313
Moog, Inc., Class A *	513	21,684
Mueller Industries, Inc.	346	15,816
Mueller Water Products, Inc., Class A	1,519	5,453
MYR Group, Inc. *	221	3,695
NACCO Industries, Inc., Class A	44	4,993
National Presto Industries, Inc.	42	3,096
Orbital Sciences Corp. *	934	11,731
PMFG, Inc. *	210	2,837
Primoris Services Corp.	575	8,291
Quanex Building Products Corp.	687	12,661
Raven Industries, Inc.	148	8,911
RBC Bearings, Inc. *	163	7,641
Regal-Beloit Corp.	6,100	412,604
Robbins & Myers, Inc.	549	26,742
RSC Holdings, Inc. *	997	23,649
Rush Enterprises, Inc., Class A *	275	4,972
Sauer-Danfoss, Inc.	122	5,284
Seaboard Corp. *	2	3,981
Simpson Manufacturing Co., Inc.	565	17,532
Standex International Corp.	110	4,847
Sun Hydraulics Corp.	156	3,905
TAL International Group, Inc.	151	6,238
Taser International, Inc. *	900	4,140
Teledyne Technologies, Inc. *	502	32,439
Tennant Co.	211	9,347
Terex Corp. *	63,364	1,434,561
Textainer Group Holdings Ltd.	148	5,190
The Gorman-Rupp Co.	143	4,118
The Greenbrier Cos., Inc. *	274	4,726
The Manitowoc Co., Inc.	33,600	465,360
The Middleby Corp. *	176	17,859
Thermon Group Holdings, Inc. *	245	5,444
Titan International, Inc.	656	18,952

See financial notes 13

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Titan Machinery, Inc. *	270	9,620
Trex Co., Inc. *	12,748	407,936
TriMas Corp. *	215	4,732
Triumph Group, Inc.	6,707	421,334
Tutor Perini Corp. *	625	9,506
Twin Disc, Inc.	158	3,465
United Rentals, Inc. *	727	33,936
Universal Forest Products, Inc.	133	4,974
USG Corp. *	1,143	20,631
Wabash National Corp. *	916	7,667
Wabtec Corp.	17,148	1,333,771
Watsco, Inc.	388	27,917
Watts Water Technologies, Inc., Class A	462	17,011
Woodward, Inc.	692	28,780
Xerium Technologies, Inc. *	627	2,947

		14,788,224

Commercial & Professional Supplies 4.5%
ABM Industries, Inc.	690	16,063
Acacia Research Corp. *	398	16,318
Acco Brands Corp. *	40,563	427,940
CBIZ, Inc. *	898	5,451
Clean Harbors, Inc. *	6,611	451,135
Consolidated Graphics, Inc. *	89	3,559
Deluxe Corp.	638	15,191
Encore Capital Group, Inc. *	184	4,361
EnergySolutions, Inc. *	1,191	5,014
EnerNOC, Inc. *	684	4,111
Ennis, Inc.	287	4,523
Exponent, Inc. *	89	4,254
FTI Consulting, Inc. *	589	21,404
G&K Services, Inc., Class A	143	4,699
GP Strategies Corp. *	298	5,000
Healthcare Services Group, Inc.	1,005	21,326
Heidrick & Struggles International, Inc.	189	3,686
Herman Miller, Inc.	593	11,581
HNI Corp.	637	15,364
Huron Consulting Group, Inc. *	12,369	435,884
ICF International, Inc. *	382	9,527
InnerWorkings, Inc. *	43,698	502,964
Insperity, Inc.	419	11,426
Interface, Inc., Class A	1,022	14,472
Kelly Services, Inc., Class A	381	5,330
Kforce, Inc. *	663	9,594
Knoll, Inc.	699	10,338
Korn/Ferry International *	875	14,131
McGrath Rentcorp	152	4,472
Mine Safety Appliances Co.	375	15,922
Mistras Group, Inc. *	196	4,600
Mobile Mini, Inc. *	226	4,262
Navigant Consulting, Inc. *	878	12,222
On Assignment, Inc. *	355	6,642
Pendrell Corp. *	1,575	2,126
Portfolio Recovery Associates, Inc. *	139	9,566
Quad Graphics, Inc.	332	4,462
Resources Connection, Inc.	578	7,502
Rollins, Inc.	662	14,067
Steelcase, Inc., Class A	743	6,420
Sykes Enterprises, Inc. *	241	3,820
Team, Inc. *	369	10,933
Tetra Tech, Inc. *	608	16,234
The Advisory Board Co. *	28,722	2,618,298
The Brink’s Co.	692	17,577
The Corporate Executive Board Co.	54,460	2,253,010
The Geo Group, Inc. *	872	18,059
TrueBlue, Inc. *	715	12,341
UniFirst Corp.	132	8,020
United Stationers, Inc.	532	15,088
Viad Corp.	221	3,996

		7,124,285

Consumer Durables & Apparel 3.2%
American Greetings Corp., Class A	762	12,192
Arctic Cat, Inc. *	292	12,918
Blyth, Inc.	43	3,783
Brunswick Corp.	930	24,450
Callaway Golf Co.	1,416	8,680
Carter’s, Inc. *	636	34,535
Columbia Sportswear Co.	228	10,739
Crocs, Inc. *	979	19,776
Ethan Allen Interiors, Inc.	459	10,649
G-III Apparel Group Ltd. *	361	9,693
Harman International Industries, Inc.	42,751	2,119,595
Helen of Troy Ltd. *	487	16,850
Iconix Brand Group, Inc. *	627	9,618
iRobot Corp. *	262	6,186
JAKKS Pacific, Inc.	591	11,270
KB Home	1,344	11,666
La-Z-Boy, Inc. *	318	4,792
Leapfrog Enterprises, Inc. *	1,107	10,339
Liz Claiborne, Inc. *	757	10,144
M.D.C. Holdings, Inc.	71,065	1,997,637
Maidenform Brands, Inc. *	486	11,095
Meritage Homes Corp. *	482	13,684
Movado Group, Inc.	448	12,701
Oxford Industries, Inc.	234	11,230
Perry Ellis International, Inc. *	402	7,521
Quiksilver, Inc. *	989	3,422
Skechers U.S.A., Inc., Class A *	669	12,490
Skullcandy, Inc. *	320	5,158
Smith & Wesson Holding Corp. *	945	7,796
Standard Pacific Corp. *	1,079	5,460
Steven Madden Ltd. *	473	20,438
Sturm, Ruger & Co., Inc.	143	8,161
The Jones Group, Inc.	796	8,931
The Ryland Group, Inc.	644	14,496
The Warnaco Group, Inc. *	6,487	343,552
True Religion Apparel, Inc. *	421	11,434
Vera Bradley, Inc. *	6,225	161,726
Wolverine World Wide, Inc.	468	19,633
Zagg, Inc. *	483	6,293

		5,030,733

Consumer Services 8.5%
AFC Enterprises, Inc. *	295	5,039
American Public Education, Inc. *	164	5,694
Ameristar Casinos, Inc.	577	10,374
Ascent Capital Group, Inc., Class A *	89	4,583
Bally Technologies, Inc. *	12,600	611,730

14 See financial notes

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Biglari Holdings, Inc. *	11	4,470
BJ’s Restaurants, Inc. *	48,007	2,073,422
Bob Evans Farms, Inc.	412	15,755
Boyd Gaming Corp. *	838	6,444
Bravo Brio Restaurant Group, Inc. *	222	4,484
Bridgepoint Education, Inc. *	169	3,644
Buffalo Wild Wings, Inc. *	278	23,310
Caesars Entertainment Corp. *	198	2,899
Capella Education Co. *	265	8,668
Caribou Coffee Co., Inc. *	259	4,250
CEC Entertainment, Inc.	132	5,045
Churchill Downs, Inc.	78	4,630
Coinstar, Inc. *	41,424	2,601,013
Corinthian Colleges, Inc. *	1,452	5,576
Cracker Barrel Old Country Store, Inc.	347	19,959
Denny’s Corp. *	1,027	4,252
DineEquity, Inc. *	126	6,121
Domino’s Pizza, Inc.	623	23,556
Gaylord Entertainment Co. *	449	14,135
Grand Canyon Education, Inc. *	98,906	1,719,975
Hillenbrand, Inc.	654	13,695
International Speedway Corp., Class A	500	13,345
Interval Leisure Group, Inc.	313	5,409
Jack in the Box, Inc. *	629	14,291
K12, Inc. *	484	12,342
Krispy Kreme Doughnuts, Inc. *	638	4,677
LIFE TIME FITNESS, Inc. *	580	27,005
Lincoln Educational Services Corp.	751	5,512
Matthews International Corp., Class A	310	9,300
Multimedia Games Holding Co., Inc. *	389	4,419
Orient-Express Hotels Ltd., Class A *	161,214	1,723,378
P.F. Chang’s China Bistro, Inc.	375	14,884
Papa John’s International, Inc. *	324	13,051
Peet’s Coffee & Tea, Inc. *	139	10,678
Pinnacle Entertainment, Inc. *	404	4,484
Red Robin Gourmet Burgers, Inc. *	51,137	1,823,545
Regis Corp.	927	17,010
Ruby Tuesday, Inc. *	766	5,209
Scientific Games Corp., Class A *	564	5,730
Shuffle Master, Inc. *	798	14,101
Six Flags Entertainment Corp.	583	27,932
Sonic Corp. *	749	5,408
Sotheby’s	713	28,035
Steiner Leisure Ltd. *	8,292	389,392
Stewart Enterprises, Inc., Class A	708	4,475
Strayer Education, Inc.	108	10,657
Texas Roadhouse, Inc.	113,775	1,962,619
The Cheesecake Factory, Inc. *	815	25,672
Universal Technical Institute, Inc.	534	6,408
Vail Resorts, Inc.	346	14,110

		13,405,801

Diversified Financials 3.2%
Apollo Investment Corp.	2,835	20,554
Arlington Asset Investment Corp., Class A	252	5,925
Artio Global Investors, Inc.	947	3,428
BGC Partners, Inc., Class A	949	6,615
BlackRock Kelso Capital Corp.	1,294	12,487
Cash America International, Inc.	248	11,594
Cohen & Steers, Inc.	135	4,757
Compass Diversified Holdings	761	11,171
Credit Acceptance Corp. *	52	4,890
DFC Global Corp. *	729	12,743
Duff & Phelps Corp., Class A	662	10,526
Evercore Partners, Inc., Class A	390	10,308
Ezcorp, Inc., Class A *	574	15,377
Fifth Street Finance Corp.	1,407	13,817
Financial Engines, Inc. *	398	9,090
First Cash Financial Services, Inc. *	374	15,319
GFI Group, Inc.	943	3,112
Gladstone Capital Corp.	710	5,687
Gladstone Investment Corp.	774	5,743
Hercules Technology Growth Capital, Inc.	939	10,714
HFF, Inc., Class A *	301	4,918
INTL FCStone, Inc. *	177	3,806
Investment Technology Group, Inc. *	843	8,599
KBW, Inc.	618	10,531
Knight Capital Group, Inc., Class A *	952	12,509
Main Street Capital Corp.	456	11,678
Manning & Napier, Inc.	323	4,684
MarketAxess Holdings, Inc.	468	16,057
MCG Capital Corp.	1,016	4,257
Medley Capital Corp.	645	7,282
Nelnet, Inc., Class A	172	4,441
Netspend Holdings, Inc. *	723	5,517
New Mountain Finance Corp.	396	5,350
PennantPark Investment Corp.	925	9,666
PHH Corp. *	998	15,469
PICO Holdings, Inc. *	205	4,922
Piper Jaffray Cos., Inc. *	351	8,512
Prospect Capital Corp.	1,664	18,171
Safeguard Scientifics, Inc. *	419	6,855
Solar Capital Ltd.	608	12,622
Stifel Financial Corp. *	58,320	2,124,014
TICC Capital Corp.	806	7,423
Triangle Capital Corp.	472	9,539
Virtus Investment Partners, Inc. *	53	4,473
Waddell & Reed Financial, Inc., Class A	76,081	2,433,070
Walter Investment Management Corp.	227	4,592
World Acceptance Corp. *	233	15,497

		4,968,311

Energy 7.4%
Alon USA Energy, Inc.	425	3,842
Amyris, Inc. *	611	1,912
Apco Oil & Gas International, Inc.	55	2,307
Approach Resources, Inc. *	17,710	635,435
ATP Oil & Gas Corp. *	884	6,683
Atwood Oceanics, Inc. *	32,800	1,454,024
Basic Energy Services, Inc. *	520	7,488
Berry Petroleum Co., Class A	613	27,922
Bill Barrett Corp. *	690	16,546
BPZ Resources, Inc. *	1,313	5,318

See financial notes 15

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Bristow Group, Inc.	445	21,738
C&J Energy Services, Inc. *	233	4,392
Callon Petroleum Co. *	775	4,503
Carrizo Oil & Gas, Inc. *	420	11,777
Cheniere Energy, Inc. *	1,704	31,200
Clayton Williams Energy, Inc. *	52	3,824
Clean Energy Fuels Corp. *	459	8,831
Cloud Peak Energy, Inc. *	915	14,082
Comstock Resources, Inc. *	134,366	2,360,811
Contango Oil & Gas Co. *	27,861	1,511,738
Crosstex Energy, Inc.	733	10,922
CVR Energy, Inc. *	951	28,872
Dawson Geophysical Co. *	123	3,303
Dril-Quip, Inc. *	339	22,845
Endeavour International Corp. *	440	5,491
Energy Partners Ltd. *	533	8,677
Energy XXI (Bermuda) Ltd. *	13,101	493,646
Exterran Holdings, Inc. *	749	10,119
Frontline Ltd.	849	5,561
FX Energy, Inc. *	805	4,572
GeoResources, Inc. *	347	13,085
Global Geophysical Services, Inc. *	76,862	735,569
Golar LNG Ltd.	367	13,572
Goodrich Petroleum Corp. *	564	9,458
Green Plains Renewable Energy, Inc. *	581	4,642
Gulf Island Fabrication, Inc.	137	3,839
GulfMark Offshore, Inc., Class A *	286	13,777
Gulfport Energy Corp. *	631	16,538
Harvest Natural Resources, Inc. *	691	4,754
Heckmann Corp. *	1,174	4,461
Helix Energy Solutions Group, Inc. *	986	20,124
Hercules Offshore, Inc. *	1,181	5,999
Hornbeck Offshore Services, Inc. *	13,476	561,006
Houston American Energy Corp. *	320	739
Hyperdynamics Corp. *	1,255	1,172
ION Geophysical Corp. *	987	6,149
James River Coal Co. *	1,343	6,661
Key Energy Services, Inc. *	1,733	21,940
Knightsbridge Tankers Ltd.	533	6,748
Kodiak Oil & Gas Corp. *	3,462	30,639
Lufkin Industries, Inc.	5,937	456,199
Magnum Hunter Resources Corp. *	1,297	8,054
Matrix Service Co. *	655	8,941
McMoRan Exploration Co. *	1,169	10,287
Mitcham Industries, Inc. *	316	7,508
Newpark Resources, Inc. *	976	6,207
Nordic American Tanker Shipping Ltd.	851	12,357
Northern Oil & Gas, Inc. *	674	13,096
Oasis Petroleum, Inc. *	18,767	620,625
Overseas Shipholding Group, Inc.	336	3,931
OYO Geospace Corp. *	48	5,531
Parker Drilling Co. *	1,022	5,284
Patriot Coal Corp. *	1,578	9,200
Penn Virginia Corp.	909	4,654
Petroleum Development Corp. *	405	13,928
PetroQuest Energy, Inc. *	764	4,615
Pioneer Drilling Co. *	762	6,005
Precision Drilling Corp. *	142,331	1,315,138
Rentech, Inc. *	2,658	6,140
Resolute Energy Corp. *	676	7,172
Rex Energy Corp. *	792	8,324
Rosetta Resources, Inc. *	16,074	808,040
SemGroup Corp., Class A *	637	20,257
Ship Finance International Ltd.	846	11,717
Stone Energy Corp. *	671	18,822
Swift Energy Co. *	615	18,604
Targa Resources Corp.	259	12,455
Teekay Tankers Ltd., Class A	1,281	6,610
Tesco Corp. *	617	10,076
TETRA Technologies, Inc. *	724	6,306
Triangle Petroleum Corp. *	1,061	6,907
Uranium Energy Corp. *	1,212	3,575
VAALCO Energy, Inc. *	727	6,594
Venoco, Inc. *	690	7,666
W&T Offshore, Inc.	463	9,154
Western Refining, Inc.	722	13,754
Willbros Group, Inc. *	1,078	5,821
World Fuel Services Corp.	736	32,428

		11,741,235

Food & Staples Retailing 3.4%
Casey’s General Stores, Inc.	521	29,358
Harris Teeter Supermarkets, Inc.	642	24,377
PriceSmart, Inc.	6,346	523,799
Rite Aid Corp. *	5,385	7,808
Spartan Stores, Inc.	584	10,646
Susser Holdings Corp. *	282	7,527
The Andersons, Inc.	312	15,725
The Chefs’ Warehouse, Inc. *	17,500	423,150
The Fresh Market, Inc. *	42,706	2,185,266
The Pantry, Inc. *	590	7,529
United Natural Foods, Inc. *	44,111	2,174,231
Weis Markets, Inc.	99	4,415

		5,413,831

Food, Beverage & Tobacco 1.3%
B&G Foods, Inc.	714	15,879
Cal-Maine Foods, Inc.	152	5,477
Central European Distribution Corp. *	1,113	5,431
Chiquita Brands International, Inc. *	800	6,800
Darling International, Inc. *	1,618	26,503
Diamond Foods, Inc.	440	9,196
Dole Food Co., Inc. *	875	7,420
Fresh Del Monte Produce, Inc.	595	13,786
J&J Snack Foods Corp.	85	4,765
Lancaster Colony Corp.	278	18,128
Pilgrim’s Pride Corp. *	845	6,033
Sanderson Farms, Inc.	338	17,444
Smart Balance, Inc. *	827	4,879
Snyders-Lance, Inc.	733	18,970
The Boston Beer Co., Inc., Class A *	137	14,155
The Hain Celestial Group, Inc. *	529	25,022
Tootsie Roll Industries, Inc.	459	10,929
TreeHouse Foods, Inc. *	32,701	1,880,635
Universal Corp.	361	16,545
Vector Group Ltd.	797	13,828

		2,121,825

16 See financial notes

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Health Care Equipment & Services 11.4%
Abaxis, Inc. *	408	14,533
ABIOMED, Inc. *	597	14,525
Accretive Health, Inc. *	626	6,298
Accuray, Inc. *	991	7,631
Air Methods Corp. *	8,081	679,693
Align Technology, Inc. *	21,281	674,820
Almost Family, Inc. *	319	7,777
Amedisys, Inc. *	769	11,327
AMERIGROUP Corp. *	30,227	1,866,819
AmSurg Corp. *	525	15,099
Analogic Corp.	34,847	2,376,914
AngioDynamics, Inc. *	540	6,685
ArthroCare Corp. *	454	11,332
athenahealth, Inc. *	34,885	2,527,418
Atrion Corp.	18	4,152
Bio-Reference Laboratories, Inc. *	508	10,831
BioScrip, Inc. *	788	5,839
Cantel Medical Corp.	196	4,602
Centene Corp. *	677	26,802
Chemed Corp.	304	18,343
Computer Programs & Systems, Inc.	209	12,454
Conceptus, Inc. *	719	13,496
CONMED Corp.	474	13,552
Cyberonics, Inc. *	16,749	641,487
DexCom, Inc. *	125,887	1,232,434
Emeritus Corp. *	252	4,334
Endologix, Inc. *	998	14,950
Ensign Group, Inc.	165	4,407
Gentiva Health Services, Inc. *	688	5,697
Greatbatch, Inc. *	463	10,783
Haemonetics Corp. *	363	25,980
Hanger Orthopedic Group, Inc. *	606	14,271
Health Management Associates, Inc., Class A *	246,417	1,774,202
HealthSouth Corp. *	1,124	25,166
HealthStream, Inc. *	236	5,409
Healthways, Inc. *	898	5,990
HeartWare International, Inc. *	80	6,237
HMS Holdings Corp. *	954	22,953
ICU Medical, Inc. *	8,234	432,203
Insulet Corp. *	326	5,822
Integra LifeSciences Holdings *	303	11,281
Invacare Corp.	587	9,304
IPC The Hospitalist Co. *	11,160	428,656
Kindred Healthcare, Inc. *	372	3,586
Landauer, Inc.	74	3,901
LHC Group, Inc. *	471	8,341
Magellan Health Services, Inc. *	249	11,026
MAKO Surgical Corp. *	10,054	415,331
Masimo Corp. *	26,517	586,821
MedAssets, Inc. *	683	8,613
Medidata Solutions, Inc. *	446	11,556
Merge Healthcare, Inc. *	1,173	5,044
Meridian Bioscience, Inc.	687	14,118
Merit Medical Systems, Inc. *	791	10,457
Metropolitan Health Networks, Inc. *	514	3,845
Molina Healthcare, Inc. *	333	8,541
MWI Veterinary Supply, Inc. *	5,392	509,005
National Healthcare Corp.	93	4,241
Natus Medical, Inc. *	707	8,654
Neogen Corp. *	141	5,498
NuVasive, Inc. *	793	13,140
NxStage Medical, Inc. *	678	11,526
Omnicell, Inc. *	632	9,019
OraSure Technologies, Inc. *	921	10,564
Orthofix International N.V. *	107	4,411
Owens & Minor, Inc.	706	20,643
PharMerica Corp. *	487	5,781
Providence Service Corp. *	286	4,021
PSS World Medical, Inc. *	815	19,503
Quality Systems, Inc.	386	14,436
Quidel Corp. *	607	10,028
Rockwell Medical Technologies, Inc. *	418	3,866
Select Medical Holdings Corp. *	656	5,622
STAAR Surgical Co. *	395	4,333
STERIS Corp.	643	20,197
Sun Healthcare Group, Inc. *	1,071	7,743
Sunrise Senior Living, Inc. *	617	3,875
SXC Health Solutions Corp. *	5,300	480,074
Symmetry Medical, Inc. *	969	6,890
Team Health Holdings, Inc. *	509	10,964
Teleflex, Inc.	29,976	1,878,596
Triple-S Management Corp., Class B *	424	8,929
Universal American Corp.	375	3,442
VCA Antech, Inc. *	28,500	674,310
Volcano Corp. *	4,413	119,813
WellCare Health Plans, Inc. *	451	27,592
West Pharmaceutical Services, Inc.	288	12,931
Wright Medical Group, Inc. *	704	13,115

		18,036,450

Household & Personal Products 0.4%
Central Garden & Pet Co., Class A *	440	4,704
Elizabeth Arden, Inc. *	172	6,704
Medifast, Inc. *	424	8,149
Nu Skin Enterprises, Inc., Class A	10,972	584,808
Prestige Brands Holdings, Inc. *	579	9,837
Spectrum Brands Holdings, Inc. *	336	11,595
WD-40 Co.	99	4,463

		630,260

Insurance 0.3%
Alterra Capital Holdings Ltd.	1,229	29,410
American Equity Investment Life Holding Co.	1,010	12,383
American Safety Insurance Holdings Ltd. *	205	3,881
AMERISAFE, Inc. *	181	4,836
AmTrust Financial Services, Inc.	441	12,013
Argo Group International Holdings Ltd.	467	13,478
Citizens, Inc. *	419	4,027
CNO Financial Group, Inc. *	2,377	17,281
Delphi Financial Group, Inc., Class A	656	29,795
eHealth, Inc. *	275	4,873
Employers Holdings, Inc.	690	11,951
Enstar Group Ltd. *	43	4,049
FBL Financial Group, Inc., Class A	152	4,426

See financial notes 17

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
First American Financial Corp.	1,317	22,060
Flagstone Reinsurance Holdings S.A.	502	3,765
Greenlight Capital Re Ltd., Class A *	491	12,226
Harleysville Group, Inc.	214	12,827
Horace Mann Educators Corp.	728	12,776
Infinity Property & Casualty Corp.	74	3,952
Maiden Holdings Ltd.	628	5,212
Meadowbrook Insurance Group, Inc.	979	8,645
Montpelier Re Holdings Ltd.	803	16,478
National Financial Partners Corp. *	758	11,180
OneBeacon Insurance Group Ltd., Class A	638	9,079
Platinum Underwriters Holdings Ltd.	556	20,361
Primerica, Inc.	562	14,741
ProAssurance Corp.	408	35,941
RLI Corp.	269	18,529
Safety Insurance Group, Inc.	100	3,985
Selective Insurance Group, Inc.	861	15,059
Symetra Financial Corp.	1,224	14,884
The Navigators Group, Inc. *	89	4,227
Tower Group, Inc.	623	13,444
United Fire Group, Inc.	216	3,719

		415,493

Materials 2.7%
A. M. Castle & Co. *	579	7,753
A. Schulman, Inc.	536	13,191
AMCOL International Corp.	426	14,041
American Vanguard Corp.	536	13,400
Balchem Corp.	442	12,774
Boise, Inc.	1,320	10,085
Buckeye Technologies, Inc.	577	18,701
Calgon Carbon Corp. *	747	10,338
Century Aluminum Co. *	969	8,915
Chemtura Corp. *	824	14,024
Clearwater Paper Corp. *	378	12,463
Coeur d’Alene Mines Corp. *	1,200	25,860
Deltic Timber Corp.	66	4,031
Eagle Materials, Inc.	659	23,210
Ferro Corp. *	1,023	5,309
Flotek Industries, Inc. *	880	12,003
FutureFuel Corp.	348	3,424
General Moly, Inc. *	1,289	4,176
Georgia Gulf Corp. *	447	15,846
Globe Specialty Metals, Inc.	678	9,044
Gold Resource Corp.	176	4,773
Golden Star Resources Ltd. *	2,473	3,784
Graphic Packaging Holding Co. *	1,045	5,591
H.B. Fuller Co.	728	23,951
Haynes International, Inc.	111	6,923
Hecla Mining Co.	2,963	12,682
Horsehead Holding Corp. *	873	9,804
Innophos Holdings, Inc.	339	16,669
Innospec, Inc. *	159	4,807
Jaguar Mining, Inc. *	1,451	3,932
Kaiser Aluminum Corp.	122	6,414
KapStone Paper & Packaging Corp. *	645	11,649
Koppers Holdings, Inc.	348	13,530
Kraton Performance Polymers, Inc. *	526	13,676
Louisiana-Pacific Corp. *	1,105	10,000
LSB Industries, Inc. *	330	11,194
Materion Corp. *	153	3,781
McEwen Mining, Inc. *	2,019	7,652
Minerals Technologies, Inc.	149	9,998
Myers Industries, Inc.	598	9,885
Neenah Paper, Inc.	178	5,084
NewMarket Corp.	86	19,197
Noranda Aluminum Holding Corp.	508	5,395
Olin Corp.	771	16,160
OM Group, Inc. *	512	12,349
P.H. Glatfelter Co.	627	9,769
PolyOne Corp.	832	11,531
Quaker Chemical Corp.	100	4,340
Royal Gold, Inc.	18,400	1,140,064
RTI International Metals, Inc. *	266	6,530
Schweitzer-Mauduit International, Inc.	142	9,630
Sensient Technologies Corp.	688	25,559
Stepan Co.	50	4,543
Stillwater Mining Co. *	1,215	13,037
SunCoke Energy, Inc. *	1,128	17,168
Texas Industries, Inc.	165	5,546
Thompson Creek Metals Co., Inc. *	2,263	13,420
TPC Group, Inc. *	140	5,877
Tredegar Corp.	172	2,984
Wausau Paper Corp.	1,052	9,531
Westlake Chemical Corp.	38,309	2,449,861
Worthington Industries, Inc.	699	12,470
Zep, Inc.	264	3,762
Zoltek Cos., Inc. *	528	5,824

		4,238,914

Media 2.4%
Arbitron, Inc.	430	16,362
Belo Corp., Class A	789	5,318
Central European Media Enterprises Ltd., Class A *	775	6,130
Cinemark Holdings, Inc.	878	20,159
Digital Generation, Inc. *	921	8,547
Entercom Communications Corp., Class A *	797	4,933
Harte-Hanks, Inc.	433	3,637
Knology, Inc. *	495	9,628
Lions Gate Entertainment Corp. *	765	9,356
Live Nation Entertainment, Inc. *	1,257	11,388
Meredith Corp.	551	15,885
Morningstar, Inc.	34,235	1,976,044
National CineMedia, Inc.	340	4,859
Scholastic Corp.	454	13,870
Sinclair Broadcast Group, Inc., Class A	709	7,289
The E.W. Scripps Co., Class A *	173,445	1,588,756
The New York Times Co., Class A *	1,084	6,840
Valassis Communications, Inc. *	720	14,400
World Wrestling Entertainment, Inc., Class A	671	5,287

		3,728,688

18 See financial notes

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 3.2%
Achillion Pharmaceuticals, Inc. *	937	6,231
Acorda Therapeutics, Inc. *	622	15,699
Affymax, Inc. *	702	9,203
Affymetrix, Inc. *	895	3,956
Akorn, Inc. *	35,678	432,774
Alkermes plc *	1,286	22,248
Alnylam Pharmaceuticals, Inc. *	1,006	11,458
AMAG Pharmaceuticals, Inc. *	267	4,181
Ardea Biosciences, Inc. *	430	13,700
Arena Pharmaceuticals, Inc. *	951	2,320
ARIAD Pharmaceuticals, Inc. *	2,032	33,122
ArQule, Inc. *	769	5,421
Auxilium Pharmaceuticals, Inc. *	772	13,834
AVANIR Pharmaceuticals, Inc., Class A *	1,614	4,923
AVEO Pharmaceuticals, Inc. *	324	3,726
Cadence Pharmaceuticals, Inc. *	1,048	3,867
Cambrex Corp. *	771	4,996
Cepheid, Inc. *	13,577	521,493
Chelsea Therapeutics International Ltd. *	1,896	4,019
Cubist Pharmaceuticals, Inc. *	13,425	567,609
Curis, Inc. *	1,172	5,614
DepoMed, Inc. *	835	5,085
Dynavax Technologies Corp. *	2,128	10,661
Emergent Biosolutions, Inc. *	676	9,505
Endocyte, Inc. *	1,348	9,625
Enzon Pharmaceuticals, Inc. *	696	4,336
eResearch Technology, Inc. *	1,130	8,927
Exact Sciences Corp. *	47,113	507,407
Exelixis, Inc. *	1,072	5,146
Fluidigm Corp. *	308	4,808
Genomic Health, Inc. *	160	4,586
Halozyme Therapeutics, Inc. *	1,180	9,546
Hi-Tech Pharmacal Co., Inc. *	157	5,117
Idenix Pharmaceuticals, Inc. *	816	7,156
ImmunoGen, Inc. *	737	9,397
Immunomedics, Inc. *	1,236	4,437
Impax Laboratories, Inc. *	631	15,542
Incyte Corp. *	1,258	28,531
InterMune, Inc. *	846	8,832
Ironwood Pharmaceuticals, Inc. *	546	7,213
Isis Pharmaceuticals, Inc. *	752	6,016
ISTA Pharmaceuticals, Inc. *	882	7,982
Jazz Pharmaceuticals plc *	168	8,573
Luminex Corp. *	628	15,725
MannKind Corp. *	1,477	3,323
MAP Pharmaceuticals, Inc. *	535	6,859
Maxygen, Inc. *	1,081	6,108
Medicis Pharmaceutical Corp., Class A	11,350	436,634
Medivation, Inc. *	365	29,521
Metabolix, Inc. *	1,587	4,301
Momenta Pharmaceuticals, Inc. *	705	11,195
Nektar Therapeutics *	841	6,408
Neurocrine Biosciences, Inc. *	976	7,252
NPS Pharmacuticals, Inc. *	1,057	7,568
Oncothyreon, Inc. *	1,086	4,659
Onyx Pharmaceuticals, Inc. *	800	36,408
Opko Health, Inc. *	837	3,976
Optimer Pharmaceuticals, Inc. *	740	10,952
Par Pharmaceutical Cos., Inc. *	537	22,737
PAREXEL International Corp. *	684	18,427
PDL BioPharma, Inc.	1,198	7,535
Pharmacyclics, Inc. *	671	18,493
Progenics Pharmaceuticals, Inc. *	448	4,923
Questcor Pharmaceuticals, Inc. *	13,097	588,055
Raptor Pharmaceutical Corp. *	1,137	6,663
Rigel Pharmaceuticals, Inc. *	997	7,707
Sagent Pharmaceuticals, Inc. *	206	3,706
Salix Pharmaceuticals Ltd. *	604	29,838
Savient Pharmaceuticals, Inc. *	1,802	4,271
Seattle Genetics, Inc. *	1,184	23,408
Sequenom, Inc. *	1,119	5,729
Spectrum Pharmaceuticals, Inc. *	952	10,120
Synta Pharmaceuticals Corp. *	1,116	4,855
The Medicines Co. *	692	15,286
Theravance, Inc. *	732	15,840
Transcept Pharmaceuticals, Inc. *	194	1,744
Trius Therapeutics, Inc. *	742	3,985
United Therapeutics Corp. *	27,493	1,202,819
Vical, Inc. *	1,240	3,869
ViroPharma, Inc. *	980	21,315
VIVUS, Inc. *	1,160	28,095
ZIOPHARM Oncology, Inc. *	1,259	5,993

		5,025,124

Real Estate 2.8%
Acadia Realty Trust	696	16,133
AG Mortgage Investment Trust, Inc.	290	5,742
Agree Realty Corp.	280	6,384
Alexander’s, Inc.	13	5,065
American Assets Trust, Inc.	198	4,655
American Campus Communities, Inc.	762	33,871
American Capital Mortgage Investment Corp.	462	10,501
Anworth Mortgage Asset Corp.	921	6,208
Apollo Commercial Real Estate Finance, Inc.	471	7,597
ARMOUR Residential REIT, Inc.	1,664	11,615
Ashford Hospitality Trust	944	8,062
Associated Estates Realty Corp.	745	12,613
BioMed Realty Trust, Inc.	2,022	40,076
Campus Crest Communities, Inc.	754	8,784
CapLease, Inc.	1,754	7,279
Capstead Mortgage Corp.	1,033	14,183
CBL & Associates Properties, Inc.	1,647	30,684
Cedar Realty Trust, Inc.	1,016	5,303
Chesapeake Lodging Trust	249	4,507
Colonial Properties Trust	907	20,290
Colony Financial, Inc.	628	10,670
Coresite Realty Corp.	441	10,985
Cousins Properties, Inc.	947	7,443
CreXus Investment Corp.	1,040	10,910
CubeSmart	1,067	13,401
CYS Investments, Inc.	1,267	17,396
DCT Industrial Trust, Inc.	2,844	16,865
DiamondRock Hospitality Co.	1,858	19,751
DuPont Fabros Technology, Inc.	889	24,136
Dynex Capital, Inc.	1,211	11,420
EastGroup Properties, Inc.	404	20,321

See financial notes 19

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Education Realty Trust, Inc.	1,165	13,130
Entertainment Properties Trust	618	29,658
Equity Lifestyle Properties, Inc.	419	29,305
Equity One, Inc.	813	16,894
Excel Trust, Inc.	347	4,161
Extra Space Storage, Inc.	1,258	38,180
FelCor Lodging Trust, Inc. *	1,063	4,486
First Industrial Realty Trust, Inc. *	851	10,501
First Potomac Realty Trust	864	10,748
Forestar Group, Inc. *	464	7,136
Franklin Street Properties Corp.	1,246	12,547
Getty Realty Corp.	550	8,701
Gladstone Commercial Corp.	236	4,010
Glimcher Realty Trust	1,394	13,787
Government Properties Income Trust	586	13,607
Hatteras Financial Corp.	924	26,916
Healthcare Realty Trust, Inc.	1,046	22,468
Hersha Hospitality Trust	1,259	7,239
Highwoods Properties, Inc.	905	31,431
Home Properties, Inc.	634	38,706
Hudson Pacific Properties, Inc.	283	4,480
Inland Real Estate Corp.	920	7,912
Invesco Mortgage Capital, Inc.	1,090	19,228
Investors Real Estate Trust	823	5,942
iStar Financial, Inc. *	1,083	7,494
Jones Lang LaSalle, Inc.	7,000	559,580
Kennedy-Wilson Holdings, Inc.	329	4,626
Kilroy Realty Corp.	769	36,489
LaSalle Hotel Properties	83,193	2,446,706
Lexington Realty Trust	1,146	10,199
LTC Properties, Inc.	485	16,141
Medical Properties Trust, Inc.	1,253	11,753
MFA Financial, Inc.	3,575	26,383
Mid-America Apartment Communities, Inc.	495	33,695
Monmouth Real Estate Investment Corp., Class A	459	4,709
National Health Investors, Inc.	197	9,746
National Retail Properties, Inc.	1,267	34,690
Newcastle Investment Corp.	846	5,981
NorthStar Realty Finance Corp.	1,614	9,200
Omega Healthcare Investors, Inc.	987	21,132
Parkway Properties, Inc.	612	6,053
Pebblebrook Hotel Trust	785	18,903
Pennsylvania Real Estate Investment Trust	728	10,257
PennyMac Mortgage Investment Trust	556	11,281
Post Properties, Inc.	678	33,019
Potlatch Corp.	346	10,830
PS Business Parks, Inc.	150	10,237
RAIT Financial Trust	1,193	5,774
Ramco-Gershenson Properties Trust	811	9,764
Redwood Trust, Inc.	913	10,664
Resource Capital Corp.	1,460	7,884
Retail Opportunity Investments Corp.	927	11,263
RLJ Lodging Trust	239	4,488
Sabra Health Care REIT, Inc.	722	12,086
Saul Centers, Inc.	205	8,202
Sovran Self Storage, Inc.	415	21,870
Starwood Property Trust, Inc.	1,301	27,152
Strategic Hotels & Resorts, Inc. *	1,356	9,234
Sun Communities, Inc.	354	15,487
Sunstone Hotel Investors, Inc. *	948	9,670
Tanger Factory Outlet Centers, Inc.	862	26,998
Tejon Ranch Co. *	159	4,748
Terreno Realty Corp.	299	4,276
Two Harbors Investment Corp.	2,170	22,698
Universal Health Realty Income Trust	106	4,287
Urstadt Biddle Properties, Class A	224	4,310
Washington Real Estate Investment Trust	714	21,099
Whitestone REIT, Class B	346	4,782

		4,389,863

Retailing 3.7%
Aeropostale, Inc. *	1,044	23,156
ANN, Inc. *	765	21,183
Asbury Automotive Group, Inc. *	518	14,463
Ascena Retail Group, Inc. *	1,276	26,133
Barnes & Noble, Inc. *	342	7,097
Bebe Stores, Inc.	766	6,281
Blue Nile, Inc. *	112	3,391
Body Central Corp. *	287	8,716
Brown Shoe Co., Inc.	764	6,960
Cabela’s, Inc. *	16,084	608,136
Charming Shoppes, Inc. *	1,261	7,440
Chico’s FAS, Inc.	120,755	1,854,797
Coldwater Creek, Inc. *	5,306	5,253
Collective Brands, Inc. *	978	20,313
Core-Mark Holding Co., Inc.	105	4,053
Cost Plus, Inc. *	530	10,266
DSW, Inc., Class A	7,300	410,698
Express, Inc. *	813	19,203
Fred’s, Inc., Class A	710	10,167
Genesco, Inc. *	345	25,875
GNC Holdings, Inc., Class A	171	6,679
Group 1 Automotive, Inc.	189	10,939
Hibbett Sports, Inc. *	8,104	483,971
Hot Topic, Inc.	623	6,105
HSN, Inc.	580	22,446
Jos. A. Bank Clothiers, Inc. *	408	19,400
Kirkland’s, Inc. *	479	7,013
Lithia Motors, Inc., Class A	438	11,752
Lumber Liquidators Holdings, Inc. *	238	6,885
Monro Muffler Brake, Inc.	458	18,897
Office Depot, Inc. *	1,755	5,335
OfficeMax, Inc. *	1,012	4,706
Penske Automotive Group, Inc.	689	18,217
PetMed Express, Inc.	563	7,584
Pier 1 Imports, Inc.	1,046	17,970
Pool Corp.	614	22,663
Rent-A-Center, Inc.	645	22,065
Rue21, Inc. *	182	5,524
Saks, Inc. *	932	10,215
Select Comfort Corp. *	608	17,559
Shutterfly, Inc. *	379	11,794
Sonic Automotive, Inc., Class A	732	12,312
Stage Stores, Inc.	586	8,948
Stein Mart, Inc. *	603	3,871
Teavana Holdings, Inc. *	23,400	488,826

20 See financial notes

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Buckle, Inc.	219	10,113
The Cato Corp., Class A	166	4,620
The Children’s Place Retail Stores, Inc. *	385	17,702
The Finish Line, Inc., Class A	661	14,714
The Men’s Wearhouse, Inc.	598	22,150
The Pep Boys - Manny, Moe & Jack	705	10,526
Tractor Supply Co.	6,300	619,983
Tuesday Morning Corp. *	1,317	5,321
Ulta Salon, Cosmetics & Fragrance, Inc.	4,600	405,628
Vitamin Shoppe, Inc. *	9,084	427,584
VOXX International Corp. *	326	4,137
Zumiez, Inc. *	232	8,505

		5,896,240

Semiconductors & Semiconductor Equipment 1.0%
Advanced Energy Industries, Inc. *	853	10,185
Amkor Technology, Inc. *	1,019	5,268
Applied Micro Circuits Corp. *	734	4,096
ATMI, Inc. *	546	11,471
AXT, Inc. *	1,100	5,599
Brooks Automation, Inc.	992	11,666
Cabot Microelectronics Corp.	357	12,274
Cavium, Inc. *	21,486	628,680
CEVA, Inc. *	392	8,659
Cirrus Logic, Inc. *	778	21,302
Cymer, Inc. *	437	22,654
Diodes, Inc. *	365	8,136
Entegris, Inc. *	1,145	10,133
Entropic Communications, Inc. *	936	3,959
FormFactor, Inc. *	849	4,754
FSI International, Inc. *	1,064	5,394
GT Advanced Technologies, Inc. *	983	6,399
Hittite Microwave Corp. *	440	23,558
Inphi Corp. *	298	3,025
Integrated Device Technology, Inc. *	1,097	7,427
Kulicke & Soffa Industries, Inc. *	903	11,829
Lattice Semiconductor Corp. *	1,055	5,760
LTX-Credence Corp. *	1,167	8,052
Micrel, Inc.	970	10,563
Microsemi Corp. *	812	17,474
Mindspeed Technologies, Inc. *	764	3,828
MIPS Technologies, Inc. *	911	5,958
MKS Instruments, Inc.	747	20,655
Monolithic Power Systems, Inc. *	591	12,246
Nanometrics, Inc. *	445	6,902
OmniVision Technologies, Inc. *	900	16,578
Photronics, Inc. *	877	5,429
Power Integrations, Inc.	409	15,493
Rambus, Inc. *	947	4,820
RF Micro Devices, Inc. *	2,375	10,284
Rubicon Technology, Inc. *	773	7,305
Rudolph Technologies, Inc. *	940	10,152
Semtech Corp. *	621	16,928
Sigma Designs, Inc. *	1,002	5,521
Silicon Image, Inc. *	1,158	6,948
Spansion, Inc., Class A *	809	9,757
Standard Microsystems Corp. *	425	11,254
STR Holdings, Inc. *	612	2,338
Tessera Technologies, Inc. *	654	10,229
TriQuint Semiconductor, Inc. *	1,424	6,949
Ultratech, Inc. *	441	14,086
Veeco Instruments, Inc. *	644	19,442
Volterra Semiconductor Corp. *	12,199	401,225

		1,492,644

Software & Services 8.0%
Accelrys, Inc. *	576	4,740
ACI Worldwide, Inc. *	370	14,748
Actuate Corp. *	877	6,227
Acxiom Corp. *	852	11,698
Advent Software, Inc. *	537	14,494
Allot Communications Ltd. *	18,100	444,174
Ancestry.com, Inc. *	231	6,168
Ariba, Inc. *	14,900	569,180
Aspen Technology, Inc. *	754	14,914
Bankrate, Inc. *	183	4,286
Blackbaud, Inc.	657	20,354
Bottomline Technologies, Inc. *	271	6,377
BroadSoft, Inc. *	242	10,360
CACI International, Inc., Class A *	332	20,295
Cardtronics, Inc. *	652	17,187
CommVault Systems, Inc. *	48,936	2,548,097
comScore, Inc. *	239	4,761
Concur Technologies, Inc. *	11,155	630,927
Constant Contact, Inc. *	187	4,520
Convergys Corp. *	920	12,300
Convio, Inc. *	400	6,400
CoreLogic, Inc. *	37,700	629,590
Cornerstone OnDemand, Inc. *	235	4,883
CoStar Group, Inc. *	364	26,532
CSG Systems International, Inc. *	799	11,506
DealerTrack Holdings, Inc. *	13,927	415,442
Dice Holdings, Inc. *	775	8,354
Digital River, Inc. *	679	12,772
Earthlink, Inc.	768	6,236
Ebix, Inc.	353	7,219
Envestnet, Inc. *	355	4,441
EPIQ Systems, Inc.	706	8,020
Euronet Worldwide, Inc. *	376	8,133
Exlservice Holdings, Inc. *	220	6,090
Fair Isaac Corp.	462	19,820
Forrester Research, Inc.	139	4,928
Global Cash Access Holdings, Inc. *	785	6,633
Heartland Payment Systems, Inc.	587	17,886
Higher One Holdings, Inc. *	570	8,989
iGATE Corp. *	257	5,001
InfoSpace, Inc. *	750	8,347
Interactive Intelligence Group, Inc. *	317	9,402
Internap Network Services Corp. *	869	6,118
InterXion Holding N.V. *	29,600	594,072
IntraLinks Holdings, Inc. *	807	3,761
j2 Global, Inc.	626	16,170
Jack Henry & Associates, Inc.	888	30,156
JDA Software Group, Inc. *	353	10,195
Kenexa Corp. *	483	15,780
Keynote Systems, Inc.	372	6,845
KIT Digital, Inc. *	838	5,682
Liquidity Services, Inc. *	165	8,799
LivePerson, Inc. *	27,233	432,460
LogMeIn, Inc. *	153	5,510

See financial notes 21

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
LoopNet, Inc. *	439	8,416
Manhattan Associates, Inc. *	142	7,121
ManTech International Corp., Class A	392	12,317
MAXIMUS, Inc.	382	16,903
Mentor Graphics Corp. *	1,019	14,725
MicroStrategy, Inc., Class A *	122	17,053
ModusLink Global Solutions, Inc. *	891	4,410
MoneyGram International, Inc. *	348	5,860
Monotype Imaging Holdings, Inc. *	481	6,825
Move, Inc. *	1,041	9,057
NetScout Systems, Inc. *	369	7,635
NetSuite, Inc. *	12,579	558,256
NIC, Inc.	407	4,554
OpenTable, Inc. *	363	16,237
Opnet Technologies, Inc.	132	3,057
Parametric Technology Corp. *	1,350	29,133
Pegasystems, Inc.	340	12,645
Progress Software Corp. *	788	18,234
PROS Holdings, Inc. *	24,357	479,589
QLIK Technologies, Inc. *	668	19,245
Quest Software, Inc. *	876	20,384
QuinStreet, Inc. *	551	5,791
Rackspace Hosting, Inc. *	8,200	476,338
RealPage, Inc. *	505	9,166
Responsys, Inc. *	367	4,690
Saba Software, Inc. *	391	3,801
Sapient Corp.	968	11,587
SeaChange International, Inc. *	44,517	365,930
ServiceSource International, Inc. *	24,562	407,238
Solarwinds, Inc. *	691	32,415
Sourcefire, Inc. *	450	22,945
SS&C Technologies Holdings, Inc. *	511	12,146
Stamps.com, Inc. *	166	4,819
Synchronoss Technologies, Inc. *	435	13,615
Syntel, Inc.	93	5,570
Take-Two Interactive Software, Inc. *	938	13,226
Tangoe, Inc. *	277	5,673
TeleTech Holdings, Inc. *	251	3,803
The Active Network, Inc. *	294	4,939
The Ultimate Software Group, Inc. *	19,242	1,484,713
TiVo, Inc. *	997	10,758
TNS, Inc. *	238	4,855
Travelzoo, Inc. *	203	5,270
Tyler Technologies, Inc. *	466	18,617
Unisys Corp. *	643	11,998
United Online, Inc.	776	3,678
ValueClick, Inc. *	1,161	24,590
VASCO Data Security International, Inc. *	6,493	50,580
Verint Systems, Inc. *	391	11,824
Virnetx Holding Corp. *	309	7,676
Vocus, Inc. *	645	8,340
Web.com Group, Inc. *	329	4,261
Websense, Inc. *	72,907	1,512,091
Wright Express Corp. *	524	33,442
XO Group, Inc. *	687	6,368
Zillow, Inc. *	198	6,904
Zix Corp. *	1,368	3,871

		12,623,163

Technology Hardware & Equipment 5.0%
3D Systems Corp. *	708	20,879
Acme Packet, Inc. *	61,507	1,726,502
ADTRAN, Inc.	781	23,836
Aeroflex Holding Corp. *	348	3,898
Anaren, Inc. *	249	4,492
Anixter International, Inc. *	400	27,432
Arris Group, Inc. *	1,232	15,930
Aruba Networks, Inc. *	1,135	23,971
Avid Technology, Inc. *	773	6,717
Badger Meter, Inc.	136	5,024
Benchmark Electronics, Inc. *	698	11,084
Black Box Corp.	134	3,030
Brightpoint, Inc. *	556	3,403
Calix, Inc. *	848	6,750
Ceragon Networks Ltd. *	117,617	1,087,957
Checkpoint Systems, Inc. *	842	9,228
Cognex Corp.	384	15,456
Coherent, Inc. *	204	10,730
Comtech Telecommunications Corp.	372	11,502
Cray, Inc. *	899	10,024
Daktronics, Inc.	790	6,431
DTS, Inc. *	346	10,795
Electro Rent Corp.	245	3,817
Electro Scientific Industries, Inc.	263	3,750
Electronics for Imaging, Inc. *	400	7,140
Emulex Corp. *	794	6,892
Extreme Networks, Inc. *	1,418	5,431
Fabrinet *	249	4,188
FARO Technologies, Inc. *	117	6,550
FEI Co. *	544	27,293
Finisar Corp. *	1,044	17,247
GSI Group, Inc. *	370	4,466
Harmonic, Inc. *	788	3,719
Imation Corp. *	928	5,382
Infinera Corp. *	804	5,757
Insight Enterprises, Inc. *	288	5,849
InterDigital, Inc.	644	17,852
Intermec, Inc. *	768	4,086
InvenSense, Inc. *	302	4,856
Ixia *	136,348	1,717,985
KEMET Corp. *	1,092	9,293
Littelfuse, Inc.	184	11,531
Loral Space & Communications, Inc.	67	4,157
Maxwell Technologies, Inc. *	474	4,508
Measurement Specialties, Inc. *	130	4,645
Mercury Computer Systems, Inc. *	573	7,564
Methode Electronics, Inc.	461	3,895
MTS Systems Corp.	124	5,948
Multi-Fineline Electronix, Inc. *	162	4,291
NETGEAR, Inc. *	57,109	2,198,697
Newport Corp. *	655	11,181
Novatel Wireless, Inc. *	1,418	4,098
Oclaro, Inc. *	1,205	3,458
OCZ Technology Group, Inc. *	1,106	6,525
Oplink Communications, Inc. *	255	4,039
OSI Systems, Inc. *	150	10,029
Park Electrochemical Corp.	140	4,039
Plantronics, Inc.	614	23,529
Plexus Corp. *	305	9,873
Power-One, Inc. *	894	3,826

22 See financial notes

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Procera Networks, Inc. *	21,583	448,063
Quantum Corp. *	1,535	3,653
RealD, Inc. *	770	9,302
Rofin-Sinar Technologies, Inc. *	393	9,904
Rogers Corp. *	112	4,288
Sanmina-SCI Corp. *	993	8,838
ScanSource, Inc. *	206	6,790
ShoreTel, Inc. *	692	3,315
Silicon Graphics International Corp. *	982	9,270
Sonus Networks, Inc. *	1,630	4,613
STEC, Inc. *	805	6,673
Stratasys, Inc. *	156	7,989
Super Micro Computer, Inc. *	549	9,690
Sycamore Networks, Inc. *	216	3,367
Synaptics, Inc. *	496	15,232
SYNNEX Corp. *	408	15,541
TTM Technologies, Inc. *	856	8,843
Universal Display Corp. *	419	18,842
ViaSat, Inc. *	510	24,633
Xyratex Ltd.	591	8,581

		7,859,884

Telecommunication Services 0.3%
AboveNet, Inc. *	332	27,613
Alaska Communications Systems Group, Inc.	1,477	3,781
Boingo Wireless, Inc. *	34,000	358,020
Cincinnati Bell, Inc. *	1,476	5,609
Cogent Communications Group, Inc. *	437	8,185
Consolidated Communications Holdings, Inc.	529	10,236
General Communication, Inc., Class A *	408	3,101
inContact, Inc. *	1,012	5,515
Iridium Communications, Inc. *	770	6,768
Leap Wireless International, Inc. *	917	5,144
Neutral Tandem, Inc. *	360	4,183
NTELOS Holdings Corp.	303	6,127
Premiere Global Services, Inc. *	473	4,233
SureWest Communications	344	7,768
USA Mobility, Inc.	547	7,067

		463,350

Transportation 1.8%
Air Transport Services Group, Inc. *	834	4,420
Alaska Air Group, Inc. *	780	26,364
Allegiant Travel Co. *	131	7,698
AMERCO	59	5,926
Arkansas Best Corp.	487	7,471
Atlas Air Worldwide Holdings, Inc. *	402	18,512
Avis Budget Group, Inc. *	1,236	16,266
Dollar Thrifty Automotive Group, Inc. *	394	31,859
Echo Global Logistics, Inc. *	27,700	471,731
Forward Air Corp.	36,335	1,227,396
Genco Shipping & Trading Ltd. *	897	4,799
Genesee & Wyoming, Inc., Class A *	529	28,518
Hawaiian Holdings, Inc. *	681	3,854
Heartland Express, Inc.	778	10,760
Hub Group, Inc., Class A *	12,509	437,815
JetBlue Airways Corp. *	2,129	10,113
Knight Transportation, Inc.	763	12,528
Old Dominion Freight Line, Inc. *	10,454	464,889
Pacer International, Inc. *	762	4,580
RailAmerica, Inc. *	517	11,984
Roadrunner Transportation Systems, Inc. *	377	6,541
SkyWest, Inc.	318	2,859
Spirit Airlines, Inc. *	270	6,485
Swift Transportation Co. *	1,381	14,487
US Airways Group, Inc. *	1,619	16,611
Werner Enterprises, Inc.	547	12,920
Zipcar, Inc. *	286	3,446

		2,870,832

Utilities 0.3%
Allete, Inc.	473	19,492
American States Water Co.	334	12,171
Atlantic Power Corp.	1,045	14,923
Avista Corp.	816	21,575
Black Hills Corp.	467	15,416
California Water Service Group	614	11,119
Central Vermont Public Service Corp.	274	9,658
CH Energy Group, Inc.	114	7,481
Chesapeake Utilities Corp.	100	4,202
Cleco Corp.	792	32,314
El Paso Electric Co.	612	18,752
IDACORP, Inc.	524	21,348
MGE Energy, Inc.	177	8,096
New Jersey Resources Corp.	569	24,603
Northwest Natural Gas Co.	399	18,234
NorthWestern Corp.	542	19,252
Ormat Technologies, Inc.	443	8,758
Otter Tail Corp.	608	13,352
Piedmont Natural Gas Co., Inc.	906	27,615
PNM Resources, Inc.	744	13,957
Portland General Electric Co.	805	20,793
South Jersey Industries, Inc.	425	20,931
Southwest Gas Corp.	635	26,683
The Empire District Electric Co.	692	14,200
The Laclede Group, Inc.	160	6,301
UIL Holdings Corp.	691	23,750
Unisource Energy Corp.	541	19,692
WGL Holdings, Inc.	614	24,627

		479,295

Total Common Stock
(Cost $115,523,540)		146,382,713

Other Investment Company 6.7% of net assets

Money Market Fund 6.7%
State Street Institutional U.S. Government Money Market Fund	10,619,402	10,619,402

Total Other Investment Company
(Cost $10,619,402)		10,619,402

See financial notes 23

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.3% of net assets

U.S. Treasury Obligations 0.3%
U.S. Treasury Bills
0.05%, 05/24/12 (a)(b)	5,000	5,000
0.05%, 06/14/12 (a)(b)	40,000	39,997
0.06%, 05/24/12 (a)(b)	20,000	19,999
0.08%, 05/24/12 (a)(b)	10,000	10,000
0.08%, 06/14/12 (a)(b)	400,000	399,961
0.11%, 05/24/12 (a)(b)	5,000	5,000

Total Short-Term Investments
(Cost $479,957)		479,957

End of Investments.

At 04/30/12, the tax basis cost of the fund’s investments was $128,761,856 and the unrealized appreciation and depreciation were $31,968,922 and ($3,248,706), respectively, with a net appreciation of $28,720,216.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

Russell 2000 Index, mini, Long, expires 06/15/12	71	5,785,790	85,741

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$146,382,713	$—	$—	$146,382,713
Other Investment Company(a)	10,619,402	—	—	10,619,402
Short-Term Investments(a)	—	479,957	—	479,957

Total	$157,002,115	$479,957	$—	$157,482,072

Other Financial Instruments
Futures Contract*	$85,741	$—	$—	$85,741

*	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2012.

24 See financial notes

 Laudus Small-Cap MarketMasters Fund

Statement of
Assets and Liabilities
As of April 30, 2012; unaudited

Assets

Investments, at value (cost $126,622,899)		$157,482,072
Receivables:
Investments sold		3,140,164
Fund shares sold		76,488
Dividends		33,704
Interest		79
Prepaid expenses	+	6,904

Total assets		160,739,411

Liabilities

Payables:
Investments bought		2,875,872
Investment adviser and administrator fees		31,919
Fund shares redeemed		69,657
Due to brokers for futures		63,190
Accrued expenses	+	25,508

Total liabilities		3,066,146

Net Assets

Total assets		160,739,411
Total liabilities	−	3,066,146

Net assets		$157,673,265

Net Assets by Source
Capital received from investors		193,051,288
Net investment loss		(601,957)
Net realized capital losses		(65,841,295)
Net unrealized capital gains		31,065,229

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Investor Shares	$62,764,476		4,783,609		$13.12
Select Shares	$94,908,789		7,136,977		$13.30

See financial notes 25

 Laudus Small-Cap MarketMasters Fund

Statement of
Operations
For November 1, 2011 through April 30, 2012; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $1,121)		$554,134
Interest	+	4,462

Total investment income		558,596

Expenses

Investment adviser and administrator fees		994,843
Shareholder service fees:
Investor Shares		76,684
Select Shares		102,563
Portfolio accounting fees		33,047
Transfer agent fees		23,229
Professional fees		22,343
Registration fees		16,501
Custodian fees		15,179
Shareholder reports		13,929
Trustees’ fees		3,582
Interest expense		2
Other expenses	+	4,089

Total expenses		1,305,991
Expense reduction by CSIM and its affiliates	−	145,437
Custody credits	−	1

Net expenses	−	1,160,553

Net investment loss		(601,957)

Realized and Unrealized Gains (Losses)

Net realized gains on investments		1,121,618
Net realized gains on futures contracts		2,717,078
Net realized gains on foreign currency transactions	+	1

Net realized gains		3,838,697
Net unrealized gains on investments		2,704,219
Net unrealized losses on futures contracts	+	(732,131)

Net unrealized gains	+	1,972,088

Net realized and unrealized gains		5,810,785

Increase in net assets resulting from operations		$5,208,828

26 See financial notes

 Laudus Small-Cap MarketMasters Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/11-4/30/12			11/1/10-10/31/11
Net investment loss		($601,957)	($1,841,609)
Net realized gains		3,838,697	57,475,908
Net unrealized gains (losses)	+	1,972,088	(36,471,721)

Increase in net assets from operations		$5,208,828	$19,162,578

Transactions in Fund Shares

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		61,704	$790,703	126,703	$1,624,965
Select Shares	+	852,708	10,762,956	2,023,632	24,972,114

Total shares sold		914,412	$11,553,659	2,150,335	$26,597,079

Shares Redeemed
Investor Shares		(478,744)	($6,031,388)	(827,089)	($10,514,720)
Select Shares	+	(11,763,918)	(134,500,935)	(12,892,563)	(158,472,758)

Total shares redeemed		(12,242,662)	($140,532,323)	(13,719,652)	($168,987,478)

Net transactions in fund shares		(11,328,250)	($128,978,664)	(11,569,317)	($142,390,399)

Shares Outstanding and Net Assets

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		23,248,836	$281,443,101	34,818,153	$404,670,922
Total decrease	+	(11,328,250)	(123,769,836)	(11,569,317)	(123,227,821)

End of period		11,920,586	$157,673,265	23,248,836	$281,443,101

Net investment loss			($601,957)		$—

See financial notes 27

Laudus International MarketMasters Fund™

Financial Statements

Financial Highlights

	11/1/11–		11/1/10–	11/1/09–	11/1/08–	11/1/07–	11/1/06–
Investor Shares	4/30/12*		10/31/11	10/31/10	10/31/09	10/31/08	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	17.45		18.36	15.04	11.78	25.96	20.73

Income (loss) from investment operations:
Net investment income (loss)	0.05		0.16	0.09	0.14	0.20	0.14
Net realized and unrealized gains (losses)	1.25		(0.85)	3.41	3.63	(12.25)	6.84

Total from investment operations	1.30		(0.69)	3.50	3.77	(12.05)	6.98
Less distributions:
Distributions from net investment income	(0.15)		(0.22)	(0.18)	(0.51)	(0.10)	(0.16)
Distributions from net realized gains	—		—	—	—	(2.03)	(1.59)

Total distributions	(0.15)		(0.22)	(0.18)	(0.51)	(2.13)	(1.75)

Net asset value at end of period	18.60		17.45	18.36	15.04	11.78	25.96

Total return (%)	7.57	[1]	(3.87)	23.47	33.64	(49.97)	36.01

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.61	[2]	1.59	1.60	1.62	1.59	1.56 [3]
Gross operating expenses	1.62	[2]	1.60	1.62	1.63	1.59	1.59
Net investment income (loss)	0.68	[2]	0.80	0.53	0.95	0.95	0.62
Portfolio turnover rate	36	[1]	78	83	96	88	71
Net assets, end of period ($ x 1,000,000)	618		665	849	931	918	2,297

	11/1/11–		11/1/10–	11/1/09–	11/1/08–	11/1/07–	11/1/06–
Select Shares	4/30/12*		10/31/11	10/31/10	10/31/09	10/31/08	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	17.46		18.38	15.05	11.80	26.00	20.77

Income (loss) from investment operations:
Net investment income (loss)	0.08		0.19	0.10	0.15	0.23	0.15
Net realized and unrealized gains (losses)	1.23		(0.86)	3.43	3.64	(12.27)	6.86

Total from investment operations	1.31		(0.67)	3.53	3.79	(12.04)	7.01
Less distributions:
Distributions from net investment income	(0.18)		(0.25)	(0.20)	(0.54)	(0.13)	(0.19)
Distributions from net realized gains	—		—	—	—	(2.03)	(1.59)

Total distributions	(0.18)		(0.25)	(0.20)	(0.54)	(2.16)	(1.78)

Net asset value at end of period	18.59		17.46	18.38	15.05	11.80	26.00

Total return (%)	7.65	[1]	(3.76)	23.68	33.82	(49.91)	36.16

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.46	[2]	1.45	1.48 [4]	1.47	1.48 [4]	1.44 [5]
Gross operating expenses	1.47	[2]	1.47	1.50	1.58	1.54	1.55
Net investment income (loss)	0.89	[2]	0.99	0.69	1.08	1.08	0.73
Portfolio turnover rate	36	[1]	78	83	96	88	71
Net assets, end of period ($ x 1,000,000)	1,026		961	948	630	540	1,255

* Unaudited.
1 Not annualized.
2 Annualized.
3 The ratio of net operating expenses would have been 1.59% if custody credits had not been included.
4 The ratio of net operating expenses would have been 1.47% if certain non-routine expenses had not been incurred.
5 The ratio of net operating expenses would have been 1.47% if custody credits had not been included.

28 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings as of April 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.laudusfunds.com.

		Cost	Value
Holdings by Category		($)	($)

96.2%	Common Stock	1,323,491,242	1,580,605,086
0.3%	Preferred Stock	4,196,238	5,038,987
2.5%	Other Investment Company	40,954,017	40,954,017
0.0%	Corporate Bond	117,338	60,756
0.0%	Rights	5,792	106,617
0.1%	Short-Term Investments	2,404,785	2,404,785

99.1%	Total Investments	1,371,169,412	1,629,170,248
0.9%	Other Assets and Liabilities, Net		14,235,530

100.0%	Net Assets		1,643,405,778

	Number	Value
Security	of Shares	($)

Common Stock 96.2% of net assets

Australia 4.7%

Banks 0.3%
Australia & New Zealand Banking Group Ltd.	40,521	1,003,837
Bendigo and Adelaide Bank Ltd.	5,509	43,079
Commonwealth Bank of Australia	24,227	1,306,876
National Australia Bank Ltd.	33,910	886,383
Westpac Banking Corp.	46,602	1,098,233

		4,338,408

Capital Goods 0.6%
Boart Longyear Group	69,756	300,611
Leighton Holdings Ltd.	2,271	48,417
Monadelphous Group Ltd.	282,324	6,791,974
NRW Holdings Ltd.	591,592	2,497,624

		9,638,626

Commercial & Professional Supplies 0.6%
Brambles Ltd.	23,064	173,050
Campbell Brothers Ltd.	42,266	2,999,115
SAI Global Ltd.	210,930	1,150,409
Transfield Services Ltd.	2,205,350	5,200,915

		9,523,489

Consumer Services 0.2%
Aristocrat Leisure Ltd.	516,307	1,661,656
Crown Ltd.	7,066	66,722
Echo Entertainment Group Ltd. *	10,317	48,060
Flight Centre Ltd.	100,812	2,205,573
TABCORP Holdings Ltd.	10,270	30,634
Tatts Group Ltd.	19,773	53,102

		4,065,747

Diversified Financials 0.0%
ASX Ltd.	2,626	87,305
Macquarie Group Ltd.	5,434	163,783

		251,088

Energy 0.1%
Caltex Australia Ltd.	2,024	28,835
Origin Energy Ltd.	16,850	231,501
Santos Ltd.	14,656	212,614
Whitehaven Coal Ltd.	6,829	37,596
Woodside Petroleum Ltd.	9,956	360,043
WorleyParsons Ltd.	2,899	84,887

		955,476

Food & Staples Retailing 0.1%
Metcash Ltd.	11,533	47,451
Wesfarmers Ltd.	15,350	482,018
Woolworths Ltd.	18,891	509,373

		1,038,842

Food, Beverage & Tobacco 0.0%
Coca-Cola Amatil Ltd.	8,528	110,381
Treasury Wine Estates	134,333	600,191

		710,572

Health Care Equipment & Services 0.1%
Cochlear Ltd.	10,526	716,907
Ramsay Health Care Ltd.	1,970	41,058
Sonic Healthcare Ltd.	5,555	72,668

		830,633

Insurance 0.0%
AMP Ltd.	44,364	196,159
Insurance Australia Group Ltd.	31,174	114,346
QBE Insurance Group Ltd.	17,292	248,107
Suncorp Group Ltd.	20,038	168,967

		727,579

Materials 1.9%
Alumina Ltd.	36,590	43,705
Amcor Ltd.	1,107,707	8,645,548
Atlas Iron Ltd.	556,698	1,603,745
BHP Billiton Ltd.	49,327	1,830,388
BHP Billiton Ltd. ADR	140,425	10,433,577
Boral Ltd.	10,945	42,806
Fortescue Metals Group Ltd.	18,676	108,496
Iluka Resources Ltd.	124,375	2,172,635
Incitec Pivot Ltd.	24,422	82,540
Lynas Corp Ltd. *	25,698	29,671
Newcrest Mining Ltd.	11,684	318,390
Orica Ltd.	188,376	5,242,429
OZ Minerals Ltd.	4,856	46,756
Rio Tinto Ltd.	6,649	454,957
Sims Metal Management Ltd.	23,164	340,635

		31,396,278

Media 0.0%
Fairfax Media Ltd.	33,502	23,907

See financial notes 29

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
CSL Ltd.	8,053	306,662
Mesoblast Ltd. *	90,500	706,470

		1,013,132

Real Estate 0.6%
CFS Retail Property Trust	27,676	55,359
Commonwealth Property Office Fund	8,530,634	9,233,536
Dexus Property Group	72,559	70,398
Goodman Group	21,067	78,765
GPT Group	26,221	89,269
Lend Lease Group	8,133	62,642
Mirvac Group	51,235	68,844
Stockland	35,733	114,790
Westfield Group	33,609	321,348
Westfield Retail Trust	43,506	122,771

		10,217,722

Retailing 0.1%
David Jones Ltd.	671,225	1,728,291
Harvey Norman Holdings Ltd.	7,965	16,701

		1,744,992

Software & Services 0.0%
Computershare Ltd.	6,665	58,130

Telecommunication Services 0.0%
Telstra Corp., Ltd.	67,567	249,119

Transportation 0.0%
Asciano Ltd.	14,625	71,577
Qantas Airways Ltd. *	16,643	28,213
QR National Ltd.	25,611	96,645
Sydney Airport	5,582	16,872
Toll Holdings Ltd.	10,116	61,314
Transurban Group	19,579	119,551

		394,172

Utilities 0.0%
AGL Energy Ltd.	7,295	113,519
APA Group	7,825	42,372
SP AusNet	21,374	24,548

		180,439

		77,358,351

Austria 0.1%

Banks 0.0%
Erste Group Bank AG	2,837	65,419
Raiffeisen Bank International AG	733	24,390

		89,809

Capital Goods 0.1%
Andritz AG	27,063	1,417,691

Energy 0.0%
OMV AG	2,454	83,011

Insurance 0.0%
Vienna Insurance Group AG Wiener Versicherung Gruppe	576	23,455

Materials 0.0%
Voestalpine AG	1,648	53,686

Real Estate 0.0%
Immofinanz AG *	15,816	55,683

Telecommunication Services 0.0%
Telekom Austria AG	4,982	54,665

Utilities 0.0%
Verbund AG	1,021	28,613

		1,806,613

Belgium 0.2%

Banks 0.0%
KBC GROEP NV	2,415	46,820

Capital Goods 0.0%
Bekaert N.V.	584	17,345

Diversified Financials 0.0%
Groupe Bruxelles Lambert S.A.	1,210	83,975

Food & Staples Retailing 0.0%
Colruyt S.A.	1,136	46,544
Delhaize Group S.A.	1,527	74,322

		120,866

Food, Beverage & Tobacco 0.1%
Anheuser-Busch InBev N.V.	12,350	890,132

Insurance 0.0%
Ageas	33,176	60,454

Materials 0.1%
Solvay S.A.	889	108,294
Umicore S.A.	19,296	1,047,846

		1,156,140

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A.	1,512	70,702

Telecommunication Services 0.0%
Belgacom S.A.	2,281	64,815
Mobistar S.A.	450	17,039

		81,854

		2,528,288

Brazil 1.2%

Capital Goods 0.2%
Iochpe-Maxion S.A.	31,000	537,822
Mills Estruturas e Servicos de Engenharia S.A.	192,700	2,506,116

		3,043,938

Commercial & Professional Supplies 0.0%
Qualicorp SA *	800	6,967

Consumer Durables & Apparel 0.0%
Arezzo Industria e Comercio S.A.	6,600	103,874

Diversified Financials 0.1%
CETIP SA - Balcao Organizado de Ativos e Derivativos	108,974	1,679,074

Energy 0.1%
OGX Petroleo e Gas Participacoes S.A. *	39,900	276,934

30 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Petroleo Brasileiro S.A. - Petrobras	92,800	1,090,046

		1,366,980

Health Care Equipment & Services 0.0%
OdontoPrev S.A.	71,100	379,344

Materials 0.4%
Vale S.A. ADR	313,100	6,950,820

Media 0.0%
T4F Entretenimento S.A.	47,300	432,267

Real Estate 0.2%
BR Malls Participacoes S.A.	79,200	983,897
BR Properties S.A. *	115,500	1,433,033

		2,416,930

Retailing 0.1%
Cia. Hering	49,900	1,238,240

Software & Services 0.0%
Cielo S.A.	25,540	766,408

Transportation 0.1%
CCR S.A.	151,300	1,174,745

Utilities 0.0%
Tractebel Energia S.A.	42,000	723,815

		20,283,402

Canada 6.1%

Banks 0.1%
Canadian Western Bank	66,177	1,921,970

Capital Goods 0.1%
Finning International, Inc.	31,018	866,626
Westport Innovations, Inc. *	9,209	288,242

		1,154,868

Consumer Services 0.2%
Tim Hortons, Inc.	48,629	2,806,930

Diversified Financials 0.1%
CI Financial Corp.	51,732	1,238,510

Energy 1.3%
Africa Oil Corp. *	422,368	2,334,493
Canadian Natural Resources Ltd.	113,950	3,959,762
Legacy Oil + Gas, Inc. *	72,108	629,216
Pason Systems, Inc.	439,100	5,720,724
Petrominerales Ltd.	38,961	569,911
Peyto Exploration & Development Corp.	54,602	931,360
Precision Drilling Corp. *	111,547	1,027,563
Suncor Energy, Inc.	175,775	5,807,606

		20,980,635

Food & Staples Retailing 0.3%
Alimentation Couche-Tard, Inc., Class B	72,943	3,164,051
Metro, Inc.	21,053	1,161,501

		4,325,552

Health Care Equipment & Services 0.3%
SXC Health Solutions Corp. *	55,241	5,009,352

Insurance 0.0%
Intact Financial Corp.	12,641	816,159

Materials 1.2%
Agrium, Inc.	24,300	2,135,970
AuRico Gold, Inc. *	219,177	2,014,605
Detour Gold Corp.	63,792	1,574,377
Franco-Nevada Corp.	26,600	1,193,143
Major Drilling Group International, Inc.	109,277	1,640,510
Methanex Corp.	24,118	849,141
Potash Corp. of Saskatchewan, Inc.	250,825	10,655,046

		20,062,792

Media 0.4%
Imax Corp. *	19,862	476,092
Thomson Reuters Corp.	201,900	6,033,394

		6,509,486

Real Estate 0.6%
Brookfield Asset Management, Inc., Class A	136,998	4,518,194
Morguard REIT	130,090	2,224,244
Northern Property REIT	116,000	3,855,120

		10,597,558

Retailing 0.3%
Dollarama, Inc.	42,965	2,391,270
Dollarama, Inc.	43,000	2,393,217

		4,784,487

Transportation 1.2%
Canadian National Railway Co.	122,625	10,457,460
Canadian Pacific Railway Ltd.	116,725	9,043,853

		19,501,313

		99,709,612

Chile 0.3%

Banks 0.1%
Banco Santander Chile ADR	14,379	1,176,346

Materials 0.1%
Sociedad Quimica y Minera de Chile S.A. ADR	18,536	1,080,464

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
CFR Pharmaceuticals S.A.	2,025,897	505,743

Real Estate 0.1%
Parque Arauco S.A. *	434,291	843,783

Software & Services 0.0%
Sonda S.A.	129,065	384,455

Telecommunication Services 0.0%
ENTEL Chile S.A.	38,594	764,799

		4,755,590

China 0.7%

Automobiles & Components 0.1%
Dongfeng Motor Group Co., Ltd., Class H	438,000	856,669
Great Wall Motor Co., Ltd., Class H *	375,500	805,874

		1,662,543

See financial notes 31

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food & Staples Retailing 0.1%
Sun Art Retail Group Ltd. *	443,500	587,217

Household & Personal Products 0.1%
Vinda International Holdings Ltd.	948,000	1,682,404

Materials 0.3%
AMVIG Holdings Ltd.	5,288,000	2,955,241
China Bluechemical Ltd., Class H *	788,000	561,617
Dongyue Group *	763,000	567,989
Nine Dragons Paper Holdings Ltd.	452,000	370,551

		4,455,398

Media 0.0%
Focus Media Holding Ltd. ADR	18,397	439,504

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
WuXi PharmaTech Cayman, Inc. ADR *	19,732	283,746

Real Estate 0.0%
Evergrande Real Estate Group Ltd.	253,000	145,244
Longfor Properties Co., Ltd. *	114,000	180,090

		325,334

Retailing 0.1%
Baoxin Auto Group Ltd. *	907,000	1,040,426

Semiconductors & Semiconductor Equipment 0.0%
Spreadtrum Communications, Inc. ADR	20,875	288,075

Technology Hardware & Equipment 0.0%
Hollysys Automation Technologies Ltd. *	26,548	263,622

		11,028,269

Colombia 0.1%

Energy 0.1%
Ecopetrol S.A.	375,107	1,213,195

Denmark 1.1%

Banks 0.0%
Danske Bank A/S *	10,154	165,012

Capital Goods 0.0%
FLSmidth & Co. A/S	4,394	309,306
Vestas Wind Systems A/S *	3,054	26,918

		336,224

Food, Beverage & Tobacco 0.0%
Carlsberg A/S, Class B	1,604	138,460

Health Care Equipment & Services 0.2%
Coloplast A/S, Class B	9,972	1,846,167
William Demant Holding A/S *	16,612	1,569,478

		3,415,645

Insurance 0.0%
Tryg A/S	368	20,547

Materials 0.8%
Christian Hansen Holding A/S	451,604	12,531,154
Novozymes A/S, B Shares	3,457	90,721

		12,621,875

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Novo Nordisk A/S, Class B	6,541	964,293

Software & Services 0.0%
SimCorp A/S	2,282	407,056

Telecommunication Services 0.0%
TDC A/S	7,940	56,915

Transportation 0.0%
AP Moller - Maersk A/S, Series A	8	59,670
AP Moller - Maersk A/S, Series B	20	156,599
DSV A/S	3,059	69,760

		286,029

		18,412,056

Egypt 0.0%

Diversified Financials 0.0%
Egyptian Financial Group-Hermes Holding *	5,548	12,279

Finland 0.5%

Automobiles & Components 0.2%
Nokian Renkaat Oyj	55,357	2,627,884

Capital Goods 0.3%
Kone Oyj, Class B	2,335	144,500
Metso Oyj	1,916	82,297
Outotec Oyj	77,166	4,155,396
Wartsila Oyj	2,514	101,874

		4,484,067

Diversified Financials 0.0%
Pohjola Bank plc, A Shares	2,071	22,288

Energy 0.0%
Neste Oil Oyj	1,922	22,744

Food & Staples Retailing 0.0%
Kesko Oyj, B Shares	1,003	26,828

Insurance 0.0%
Sampo Oyj, A Shares	6,533	173,941

Materials 0.0%
Huhtamaki Oyj	34,090	541,021
Stora Enso Oyj, R Shares	8,723	59,706
UPM-Kymmene Oyj	7,872	101,023

		701,750

Media 0.0%
Sanoma Oyj	1,221	12,768

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	1,428	29,129

Technology Hardware & Equipment 0.0%
Nokia Oyj	57,419	207,955

Telecommunication Services 0.0%
Elisa Oyj	2,120	47,809

32 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 0.0%
Fortum Oyj	6,918	148,803

		8,505,966

France 6.7%

Automobiles & Components 0.0%
Cie Generale des Etablissements Michelin, Class B	2,795	208,878
Peugeot S.A.	3,449	41,422
Renault S.A.	2,997	136,336

		386,636

Banks 0.9%
BNP Paribas S.A.	352,233	14,215,922
Credit Agricole S.A.	14,982	77,123
Natixis	13,865	42,266
Societe Generale S.A.	10,107	239,276

		14,574,587

Capital Goods 0.8%
Alstom S.A.	3,091	110,549
Bouygues S.A.	2,833	77,294
Compagnie de Saint-Gobain	6,158	258,547
Eiffage S.A.	607	20,663
Legrand S.A.	3,356	113,294
Mersen S.A.	98,381	3,260,915
Nexans S.A.	69,243	3,470,391
Rexel S.A.	43,772	915,791
Safran S.A.	2,501	92,699
Schneider Electric S.A. *	7,473	460,306
Thales S.A.	1,517	52,592
Vallourec S.A.	1,696	102,136
Vinci S.A.	6,906	320,303
Zodiac Aerospace	36,004	3,962,027

		13,217,507

Commercial & Professional Supplies 0.0%
Bureau Veritas S.A.	819	72,962
Edenred	18,258	583,298
Societe BIC S.A.	431	47,476

		703,736

Consumer Durables & Apparel 0.2%
Christian Dior S.A.	19,020	2,868,053
LVMH Moet Hennessy Louis Vuitton S.A.	3,909	648,486

		3,516,539

Consumer Services 0.0%
Accor S.A.	2,211	76,458
Sodexo	8,224	655,185

		731,643

Diversified Financials 0.0%
Eurazeo	473	24,250
Wendel S.A.	493	36,927

		61,177

Energy 0.3%
Compagnie Generale de Geophysique - Veritas *	2,163	62,030
Technip S.A.	23,213	2,636,077
Total S.A.	32,604	1,565,109

		4,263,216

Food & Staples Retailing 0.0%
Carrefour S.A.	8,960	179,975
Casino Guichard Perrachon S.A. *	826	81,154

		261,129

Food, Beverage & Tobacco 0.2%
DANONE S.A.	29,695	2,090,500
Pernod Ricard S.A.	3,042	315,661

		2,406,161

Health Care Equipment & Services 0.3%
Essilor International S.A.	27,137	2,391,231
Medica S.A.	125,724	1,944,385

		4,335,616

Household & Personal Products 0.0%
L’Oreal S.A.	3,674	442,264

Insurance 0.2%
AXA S.A.	259,668	3,689,921
CNP Assurances	2,227	31,268
SCOR SE	2,591	68,500

		3,789,689

Materials 0.1%
Air Liquide S.A.	4,372	562,357
Arkema	15,389	1,364,836
Imerys S.A.	509	29,003
Lafarge S.A.	3,139	122,694

		2,078,890

Media 0.7%
Eutelsat Communications S.A.	1,976	70,357
Ipsos	97,957	3,177,407
JC Decaux S.A. *	997	28,304
Lagardere S.C.A.	1,770	53,672
Publicis Groupe S.A.	148,570	7,671,711
Societe Television Francaise 1	1,760	17,048

		11,018,499

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Boiron S.A.	81,759	2,516,609
Eurofins Scientific	27,955	3,306,413
Sanofi	66,594	5,086,570

		10,909,592

Real Estate 0.0%
Fonciere des Regions	412	31,923
Gecina S.A.	329	30,520
ICADE *	350	29,528
Klepierre	1,564	49,582
Unibail-Rodamco SE	1,410	263,836

		405,389

Retailing 0.6%
CFAO	28,468	1,226,734
PPR	46,982	7,862,417

		9,089,151

Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	9,557	55,028

Software & Services 0.0%
AtoS	742	47,815

See financial notes 33

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cap Gemini S.A.	2,219	86,690
Dassault Systemes S.A.	906	87,918

		222,423

Technology Hardware & Equipment 1.3%
Alcatel-Lucent *	34,792	53,504
Gemalto N.V.	31,956	2,380,543
Ingenico S.A.	217,715	11,451,926
Neopost S.A.	116,671	6,714,718

		20,600,691

Telecommunication Services 0.1%
France Telecom S.A.	28,326	388,295
Iliad S.A.	7,379	950,279
Vivendi S.A.	19,056	352,470

		1,691,044

Transportation 0.0%
Aeroports de Paris	519	43,678
Groupe Eurotunnel S.A. - Reg’d	8,080	67,982

		111,660

Utilities 0.3%
EDF S.A.	3,627	76,841
GDF Suez	18,898	435,112
Rubis	78,441	4,265,817
Suez Environnement Co.	4,195	59,175
Veolia Environnement	5,454	79,856

		4,916,801

		109,789,068

Germany 7.6%

Automobiles & Components 1.2%
Bayerische Motoren Werke AG	48,905	4,651,459
Continental AG	1,200	116,386
Daimler AG - Reg’d	213,944	11,837,855
ElringKlinger AG	124,546	3,607,822
Volkswagen AG	442	75,505

		20,289,027

Banks 0.0%
Commerzbank AG *	56,777	122,931

Capital Goods 1.5%
Bilfinger Berger SE	61,184	5,597,849
Brenntag AG	7,806	972,461
GEA Group AG	54,982	1,815,931
Gildemeister AG *	195,311	4,002,049
Hochtief AG	635	37,247
KUKA AG *	75,370	1,794,926
MAN SE	951	120,217
MTU Aero Engines Holding AG	77,133	6,499,003
Rational AG	10,622	2,716,154
Siemens AG - Reg’d	12,645	1,173,714

		24,729,551

Consumer Durables & Apparel 0.3%
Adidas AG	3,242	270,415
Gerry Weber International AG	98,988	4,204,512
Hugo Boss AG	306	34,112

		4,509,039

Diversified Financials 0.2%
Deutsche Bank AG - Reg’d	78,449	3,405,714
Deutsche Boerse AG	3,030	190,250

		3,595,964

Food & Staples Retailing 0.0%
Metro AG	1,944	62,762

Food, Beverage & Tobacco 0.0%
Suedzucker AG	994	30,269

Health Care Equipment & Services 0.0%
Celesio AG	1,275	21,987
Fresenius Medical Care AG & Co KGaA	3,256	231,215
Fresenius SE & Co KGaA	1,769	176,613

		429,815

Household & Personal Products 0.0%
Beiersdorf AG	1,511	106,037
Henkel AG & Co. KGaA	1,948	119,277

		225,314

Insurance 0.6%
Allianz SE - Reg’d	87,492	9,758,972
Hannover Rueckversicherung AG - Reg’d	904	54,708
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	2,742	398,276

		10,211,956

Materials 1.4%
BASF SE	39,454	3,248,370
BASF SE ADR	76,750	6,311,920
HeidelbergCement AG	2,109	116,047
K&S AG - Reg’d	2,583	129,103
Lanxess AG	10,626	846,003
Linde AG	2,608	446,394
Salzgitter AG	586	30,714
Symrise AG	379,029	10,985,070
ThyssenKrupp AG	6,015	142,648
Wacker Chemie AG	235	18,949

		22,275,218

Media 0.2%
Axel Springer AG	593	27,055
GfK SE	69,181	3,676,228
Kabel Deutschland Holding AG *	1,350	85,108

		3,788,391

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Bayer AG - Reg’d	72,344	5,097,639
Merck KGaA	969	106,512
QIAGEN N.V. *	195,025	3,224,655

		8,428,806

Real Estate 0.1%
TAG Immobilien AG *	86,306	856,825

Retailing 0.5%
Delticom AG	21,872	2,125,466
Fielmann AG	56,911	5,515,709

		7,641,175

Semiconductors & Semiconductor Equipment 0.0%
Infineon Technologies AG	16,932	168,736

34 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Software & Services 1.0%
SAP AG	198,565	13,167,540
United Internet AG - Reg’d	1,612	31,901
Wirecard AG	59,921	1,111,741
XING AG *	16,136	1,203,520

		15,514,702

Telecommunication Services 0.0%
Deutsche Telekom AG - Reg’d	42,861	483,246

Transportation 0.0%
Deutsche Lufthansa AG - Reg’d	3,433	44,706
Deutsche Post AG - Reg’d	13,117	244,946
Fraport AG	551	35,828

		325,480

Utilities 0.1%
E.ON AG	27,729	627,834
RWE AG	7,495	322,188

		950,022

		124,639,229

Greece 0.0%

Banks 0.0%
National Bank of Greece S.A. *	14,336	31,986

Consumer Services 0.0%
OPAP S.A.	3,348	29,921

Food, Beverage & Tobacco 0.0%
Coca Cola Hellenic Bottling Co., S.A. *	2,748	54,563

Telecommunication Services 0.0%
Hellenic Telecommunications Organization S.A. (OTE)	3,675	11,997

		128,467

Hong Kong 2.5%

Banks 0.0%
BOC Hong Kong (Holdings) Ltd.	55,500	171,543
Hang Seng Bank Ltd.	11,500	157,485
The Bank of East Asia, Ltd.	23,200	86,323

		415,351

Capital Goods 0.0%
Hopewell Holdings Ltd.	8,500	22,781
Hutchison Whampoa Ltd.	33,000	316,141
Noble Group Ltd.	58,000	55,049
NWS Holdings Ltd.	20,000	30,049

		424,020

Consumer Durables & Apparel 0.1%
Goodbaby International Holdings Ltd.	2,853,000	880,449
Yue Yuen Industrial (Holdings) Ltd.	11,000	36,696

		917,145

Consumer Services 0.1%
Galaxy Entertainment Group Ltd. *	19,000	59,231
Melco Crown Entertainment Ltd. ADR *	74,201	1,151,600
Sands China Ltd.	36,400	142,516
Shangri-La Asia Ltd.	22,000	46,559
SJM Holdings Ltd.	25,000	54,627
Wynn Macau Ltd.	23,200	74,158

		1,528,691

Diversified Financials 0.0%
First Pacific Co., Ltd.	32,000	34,664
Hong Kong Exchanges & Clearing Ltd.	15,900	252,858
Value Partners Group Ltd.	614,000	372,913

		660,435

Energy 0.2%
CNOOC Ltd.	1,252,000	2,645,661

Food, Beverage & Tobacco 0.2%
Biostime International Holdings Ltd.	808,000	2,317,729

Insurance 0.2%
AIA Group Ltd.	1,112,400	3,936,641

Materials 0.1%
China Resources Cement Holdings Ltd.	370,000	292,196
China Shanshui Cement Group	1,521,000	1,225,603
Yingde Gases	411,500	477,943

		1,995,742

Real Estate 0.3%
Cheung Kong (Holdings) Ltd.	22,000	290,951
China Overseas Grand Oceans Group Ltd.	1,955,500	2,615,281
Hang Lung Group Ltd.	14,000	87,316
Hang Lung Properties Ltd.	37,000	136,031
Henderson Land Development Co., Ltd.	15,000	85,112
Hysan Development Co., Ltd.	10,000	45,205
Kerry Properties Ltd.	11,000	49,912
New World Development Co., Ltd.	54,000	66,941
Sino Land Co., Ltd.	44,000	75,475
Sun Hung Kai Properties Ltd.	22,000	263,513
Swire Pacific Ltd., Class A	11,000	129,668
The Link REIT	167,500	696,867
The Wharf Holdings Ltd.	24,000	142,329
Wheelock & Co., Ltd.	14,000	47,169

		4,731,770

Retailing 0.3%
Emperor Watch & Jewellery Ltd.	17,060,000	2,403,634
Giordano International Ltd.	2,400,000	2,086,667
Li & Fung Ltd.	86,000	183,390
Lifestyle International Holdings Ltd.	9,000	20,976
Sa Sa International Holdings Ltd.	646,000	399,506

		5,094,173

Semiconductors & Semiconductor Equipment 0.2%
ASM Pacific Technology Ltd.	235,000	3,174,901

See financial notes 35

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Technology Hardware & Equipment 0.4%
AAC Technologies Holdings, Inc.	1,264,000	3,711,665
China High Precision Automation Group Ltd. (a)	234,000	61,979
Foxconn International Holdings Ltd. *	32,000	15,132
Lenovo Group Ltd.	3,040,000	2,907,228

		6,696,004

Telecommunication Services 0.1%
HKT Trust & HKT Ltd. *	1,304	1,013
Hutchison Telecommunications Hong Kong Holdings Ltd.	1,614,000	717,116
PCCW Ltd.	60,000	22,279
SmarTone Telecommunications Holdings Ltd.	336,500	628,310

		1,368,718

Transportation 0.3%
Cathay Pacific Airways Ltd.	18,000	30,453
MTR Corp., Ltd.	21,500	76,253
Orient Overseas International Ltd.	3,500	23,847
Pacific Basin Shipping Ltd.	7,765,000	4,063,498

		4,194,051

Utilities 0.0%
Cheung Kong Infrastructure Holdings Ltd.	8,000	47,410
CLP Holdings Ltd.	30,000	256,821
Hong Kong & China Gas Co., Ltd.	74,000	189,026
Power Assets Holdings Ltd.	21,000	156,785

		650,042

		40,751,074

India 1.0%

Automobiles & Components 0.1%
Exide Industries Ltd.	238,955	584,283
Tata Motors Ltd.	360,838	2,159,833

		2,744,116

Banks 0.2%
HDFC Bank Ltd.	136,082	1,401,370
Indian Bank	227,750	982,295
IndusInd Bank Ltd.	38,805	245,077
LIC Housing Finance Ltd.	47,069	232,561
Yes Bank Ltd.	150,555	993,395

		3,854,698

Capital Goods 0.1%
Havells India Ltd.	106,397	1,123,082
IRB Infrastructure Developers Ltd.	136,561	444,351

		1,567,433

Diversified Financials 0.1%
Crisil Ltd.	7,230	142,277
Mahindra & Mahindra Financial Services Ltd.	90,036	1,185,681

		1,327,958

Food, Beverage & Tobacco 0.1%
McLeod Russel India Ltd.	252,858	1,341,370

Media 0.1%
Hathway Cable & Datacom Ltd. *	297,451	875,416

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Ipca Laboratories Ltd.	34,831	238,596
Lupin Ltd.	61,912	651,354
Sun Pharmaceutical Industries Ltd.	83,116	953,776

		1,843,726

Software & Services 0.2%
Tata Consultancy Services Ltd.	150,547	3,560,226

		17,114,943

Indonesia 0.6%

Banks 0.1%
PT Bank Rakyat Indonesia (Persero) Tbk	2,251,000	1,620,568

Capital Goods 0.1%
PT United Tractors Tbk	580,893	1,863,446

Food, Beverage & Tobacco 0.1%
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	5,015,500	1,590,785

Materials 0.0%
PT Semen Gresik (Persero) Tbk	355,000	467,880

Media 0.0%
Media Nusantara Citra Tbk PT	1,842,000	449,753

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
PT Kalbe Farma Tbk	1,729,500	755,078

Retailing 0.1%
PT Mitra Adiperkasa Tbk	1,970,000	1,485,277

Transportation 0.1%
PT Jasa Marga	2,693,500	1,562,963

		9,795,750

Ireland 1.7%

Banks 0.4%
The Governor & Company of the Bank of Ireland *	42,115,000	6,253,491

Capital Goods 0.6%
Cooper Industries plc	117,800	7,370,746
Grafton Group plc	171,414	749,007
Ingersoll-Rand plc	43,200	1,836,864

		9,956,617

Commercial & Professional Supplies 0.3%
Experian plc	269,544	4,257,241

Consumer Services 0.0%
Paddy Power plc	12,548	819,940

Food, Beverage & Tobacco 0.2%
Glanbia plc	472,792	3,612,100
Kerry Group plc, Class A	2,105	96,133

		3,708,233

36 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 0.0%
CRH plc	11,148	226,195

Media 0.0%
WPP plc	19,544	264,645

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Elan Corp. plc *	7,501	103,410
Elan Corp. plc ADR *	59,496	820,450
Shire plc	63,760	2,078,106

		3,001,966

		28,488,328

Israel 0.6%

Banks 0.0%
Bank Hapoalim B.M.	15,869	58,888
Bank Leumi Le-Israel B.M.	17,676	55,294
Israel Discount Bank, Class A *	11,851	15,369
Mizrahi Tefahot Bank Ltd. *	1,853	16,697

		146,248

Capital Goods 0.0%
Delek Group Ltd.	68	13,236
Elbit Systems Ltd.	353	12,878

		26,114

Energy 0.1%
Avner Oil Exploration LLP *	1,426,978	933,884

Materials 0.0%
Israel Chemicals Ltd.	6,666	76,251
The Israel Corp., Ltd.	35	22,812

		99,063

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Teva Pharmaceutical Industries Ltd.	14,498	662,952

Semiconductors & Semiconductor Equipment 0.3%
Mellanox Technologies Ltd. *	93,028	5,450,511

Software & Services 0.2%
Allot Communications Ltd. *	25,819	633,598
Check Point Software Technologies Ltd. *	31,109	1,808,366
NICE Systems Ltd. *	898	34,428

		2,476,392

Telecommunication Services 0.0%
Bezeq Israeli Telecommunication Corp., Ltd.	26,399	44,011
Cellcom Israel Ltd.	820	10,335
Partner Communications Co., Ltd.	1,283	9,589

		63,935

		9,859,099

Italy 1.7%

Automobiles & Components 0.2%
Fiat S.p.A. *	80,666	389,633
Pirelli & C. S.p.A.	187,133	2,280,156

		2,669,789

Banks 0.6%
Banca Carige S.p.A.	9,693	10,133
Banca Monte dei Paschi di Siena S.p.A.	73,168	26,028
Banco Popolare Scarl	26,443	39,323
Intesa Sanpaolo S.p.A.	6,007,083	9,105,860
Intesa Sanpaolo S.p.A. - RSP	13,982	18,687
UniCredit S.p.A.	61,962	247,143
Unione di Banche Italiane S.C.P.A.	12,169	45,230

		9,492,404

Capital Goods 0.4%
Fiat Industrial S.p.A.	473,565	5,375,956
Finmeccanica S.p.A.	6,068	26,102
Prysmian S.p.A.	32,672	532,191

		5,934,249

Consumer Durables & Apparel 0.2%
Luxottica Group S.p.A.	1,751	62,611
Salvatore Ferragamo Italia S.p.A. *	136,637	3,339,100

		3,401,711

Consumer Services 0.0%
Autogrill S.p.A.	1,717	17,097

Diversified Financials 0.2%
Banca Generali S.p.A.	274,359	3,356,409
Exor S.p.A.	961	22,375
Mediobanca S.p.A.	7,747	37,875

		3,416,659

Energy 0.1%
Eni S.p.A.	36,966	821,377
Saipem S.p.A.	4,111	203,192
Tenaris S.A.	7,371	143,478

		1,168,047

Insurance 0.0%
Assicurazioni Generali S.p.A.	17,902	244,238

Media 0.0%
Mediaset S.p.A.	10,627	25,294

Telecommunication Services 0.0%
Telecom Italia S.p.A. *	146,192	165,852
Telecom Italia S.p.A. - RSP *	90,360	84,634

		250,486

Transportation 0.0%
Atlantia S.p.A.	4,726	71,657

Utilities 0.0%
A2A S.p.A.	16,442	10,434
Enel Green Power S.p.A.	26,240	42,369
Enel S.p.A.	100,538	329,704
Snam Rete Gas S.p.A.	24,097	114,475
Terna - Rete Elettrica Nationale S.p.A.	18,083	67,174

		564,156

		27,255,787

Japan 12.5%

Automobiles & Components 2.5%
Aisin Seiki Co., Ltd.	15,300	538,753

See financial notes 37

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Bridgestone Corp.	10,100	238,984
Daihatsu Motor Co., Ltd.	24,000	453,045
Denso Corp.	7,500	242,514
EXEDY Corp.	17,600	494,647
F.C.C. Co., Ltd.	292,611	5,974,912
Fuji Heavy Industries Ltd.	9,000	67,883
Honda Motor Co., Ltd.	269,500	9,699,085
Isuzu Motors Ltd.	19,000	108,478
Keihin Corp.	87,200	1,483,017
Koito Manufacturing Co., Ltd.	2,000	30,948
Mazda Motor Corp. *	39,000	63,376
Mitsubishi Motor Corp. *	58,000	65,073
NGK Spark Plug Co., Ltd.	3,000	42,829
NHK Spring Co., Ltd.	2,200	22,963
Nifco, Inc.	280,600	7,548,084
Nissan Motors Co., Ltd.	38,000	395,087
NOK Corp.	1,600	32,913
Stanley Electric Co., Ltd.	2,200	33,703
Sumitomo Rubber Industries Ltd.	2,600	35,778
Suzuki Motor Corp.	5,300	124,743
Toyoda Gosei Co., Ltd.	1,000	20,382
Toyota Boshoku Corp.	1,000	12,313
Toyota Industries Corp.	2,700	76,264
Toyota Motor Corp.	313,700	12,854,716
Yamaha Motor Co., Ltd.	4,200	56,098

		40,716,588

Banks 0.5%
Aozora Bank Ltd.	9,000	23,083
Fukuoka Financial Group, Inc.	12,000	49,926
Hokuhoku Financial Group, Inc.	19,000	33,241
Mitsubishi UFJ Financial Group, Inc.	195,900	940,616
Mizuho Financial Group, Inc.	351,500	554,142
Resona Holdings, Inc.	29,500	125,302
Seven Bank Ltd.	8,900	21,990
Shinsei Bank Ltd.	21,000	27,099
Sumitomo Mitsui Financial Group, Inc.	189,700	6,070,169
Sumitomo Mitsui Trust Holdings, Inc.	49,000	143,548
Suruga Bank Ltd.	3,000	29,921
The Bank of Kyoto Ltd.	5,000	42,358
The Bank of Yokohama Ltd.	18,000	87,175
The Chiba Bank Ltd.	12,000	72,906
The Chugoku Bank Ltd.	3,000	37,909
The Gunma Bank Ltd.	6,000	30,443
The Hachijuni Bank Ltd.	7,000	38,096
The Hiroshima Bank Ltd.	8,000	32,501
The Iyo Bank Ltd.	4,000	33,194
The Joyo Bank Ltd.	10,000	43,654
The Nishi-Nippon City Bank Ltd.	10,000	26,449
The Shizuoka Bank Ltd.	9,000	94,182
Yamaguchi Financial Group, Inc.	4,000	34,358

		8,592,262

Capital Goods 1.3%
Amada Co., Ltd.	6,000	40,724
Asahi Glass Co., Ltd.	16,000	125,801
Chiyoda Corp.	88,000	1,059,685
Daikin Industries Ltd.	3,500	92,473
Fanuc Ltd.	26,100	4,401,777
Fuji Electric Co., Ltd.	8,000	21,427
Furukawa Electric Co., Ltd.	10,000	27,137
GS Yuasa Corp.	5,000	25,734
Hino Motors Ltd.	4,000	28,289
Hitachi Construction Machinery Co., Ltd.	1,600	34,602
IHI Corp.	20,000	48,383
ITOCHU Corp.	23,300	263,621
JGC Corp.	3,000	86,385
JS Group Corp.	4,000	78,546
JTEKT Corp.	3,300	36,168
Kajima Corp.	13,000	37,053
Kawasaki Heavy Industries Ltd.	23,000	69,039
Kinden Corp.	2,000	13,889
Komatsu Ltd.	14,500	417,310
Kubota Corp.	18,000	173,756
Kurita Water Industries Ltd.	1,700	41,657
Mabuchi Motor Co., Ltd.	400	16,734
Makita Corp.	1,700	65,074
Marubeni Corp.	26,000	180,536
Mitsubishi Corp.	21,500	465,947
Mitsubishi Electric Corp.	30,000	263,538
Mitsubishi Heavy Industries Ltd.	46,000	208,611
Mitsui & Co., Ltd.	26,500	413,813
Miura Co., Ltd.	80,400	2,082,267
Nabtesco Corp.	1,400	29,887
Nachi-Fujikoshi Corp.	331,000	1,652,287
NGK Insulators Ltd.	4,000	49,889
Nidec Corp.	1,700	152,774
Nippon Sheet Glass Co., Ltd.	14,000	18,133
Nisshinbo Holdings, Inc.	53,000	465,975
NSK Ltd.	97,000	665,545
NTN Corp.	7,000	26,480
Obayashi Corp.	10,000	42,328
Okuma Corp.	82,000	644,774
Shimizu Corp.	9,000	34,212
SMC Corp.	800	133,602
Sojitz Corp.	18,800	31,662
Sumitomo Corp.	17,400	247,275
Sumitomo Electric Industries Ltd.	11,800	159,173
Sumitomo Heavy Industries Ltd.	9,000	46,419
Taisei Corp.	15,000	38,100
The Japan Steel Works Ltd.	5,000	30,413
THK Co., Ltd.	1,800	35,996
TOTO Ltd.	5,000	36,995
Toyota Tsusho Corp.	3,200	63,458
Tsubakimoto Chain Co.	548,000	3,329,515
Ushio, Inc.	193,100	2,519,052

		21,273,920

Commercial & Professional Supplies 0.5%
Dai Nippon Printing Co., Ltd.	9,000	79,874
Meitec Corp.	120,000	2,466,140
Park24 Co., Ltd.	56,800	781,790
Secom Co., Ltd.	117,400	5,554,988
Toppan Printing Co., Ltd.	9,000	60,957

		8,943,749

38 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Durables & Apparel 0.7%
Asics Corp.	2,200	23,685
Casio Computer Co., Ltd.	3,600	23,916
Namco Bandai Holdings, Inc.	2,900	41,466
Nikon Corp.	194,000	5,749,827
Panasonic Corp.	33,900	259,899
Rinnai Corp.	500	36,427
Sankyo Co., Ltd.	800	38,572
Sega Sammy Holdings, Inc.	3,200	67,144
Sekisui Chemical Co., Ltd.	7,000	62,939
Sekisui House Ltd.	9,000	83,433
Sharp Corp.	16,000	102,355
Shimano, Inc.	9,500	624,659
Sony Corp.	15,500	250,694
Tamron Co., Ltd.	113,800	3,429,143
Yamaha Corp.	2,400	23,268

		10,817,427

Consumer Services 0.0%
Benesse Holdings, Inc.	1,000	49,652
McDonald’s Holdings Co., Ltd.	1,000	28,378
Oriental Land Co., Ltd.	800	88,697

		166,727

Diversified Financials 1.0%
Aeon Credit Service Co., Ltd.	1,200	20,919
Credit Saison Co., Ltd.	2,200	47,214
Daiwa Securities Group, Inc.	3,142,000	11,873,645
Mitsubishi UFJ Lease & Finance Co., Ltd.	870	36,147
Nomura Holdings, Inc.	56,200	230,371
ORIX Corp.	43,270	4,137,079
SBI Holdings, Inc.	336	27,039

		16,372,414

Energy 0.0%
Cosmo Oil Co., Ltd.	9,000	24,959
Idemitsu Kosan Co., Ltd.	400	36,830
Inpex Corp.	34	224,485
Japan Petroleum Exploration Co.	400	18,249
JX Holdings, Inc.	34,900	196,867
Showa Shell Sekiyu K.K.	2,800	17,621
TonenGeneral Sekiyu K.K.	5,000	46,767

		565,778

Food & Staples Retailing 0.2%
Aeon Co., Ltd.	9,000	117,495
Ain Pharmaciez, Inc.	5,800	310,125
FamilyMart Co., Ltd.	24,200	1,077,202
Lawson, Inc.	14,800	979,844
Seven & i Holdings Co., Ltd.	11,500	348,107

		2,832,773

Food, Beverage & Tobacco 0.2%
Ajinomoto Co., Inc.	10,000	129,062
Ariake Japan Co., Ltd.	127,200	2,566,442
Asahi Group Holdings Ltd.	6,100	137,355
Coca-Cola West Co., Ltd.	900	16,245
Japan Tobacco, Inc.	69	382,238
Kikkoman Corp.	3,000	35,176
Kirin Holdings Co., Ltd.	13,000	165,522
Meiji Holdings Co., Ltd.	1,000	44,291
Nippon Meat Packers, Inc.	3,000	38,322
Nisshin Seifun Group, Inc.	3,000	36,604
Nissin Food Holdings Co., Ltd.	900	33,863
Toyo Suisan Kaisha Ltd.	1,000	25,671
Yakult Honsha Co., Ltd.	1,500	55,255
Yamazaki Baking Co., Ltd.	2,000	29,576

		3,695,622

Health Care Equipment & Services 1.1%
Alfresa Holdings Corp.	600	27,708
Hogy Medical Co., Ltd.	107,900	4,974,038
M3, Inc.	420	1,952,413
Medipal Holdings Corp.	2,200	27,829
Miraca Holdings, Inc.	134,600	5,301,043
Nihon Kohden Corp.	63,900	1,863,839
Olympus Corp. *	138,300	2,171,420
Ship Healthcare Holdings, Inc.	72,200	1,706,731
Suzuken Co., Ltd.	1,100	33,272
Sysmex Corp.	1,100	44,207
Terumo Corp.	2,700	123,714

		18,226,214

Household & Personal Products 0.0%
Kao Corp.	8,200	219,722
Shiseido Co., Ltd.	5,400	94,538
Unicharm Corp.	1,700	95,101

		409,361

Insurance 0.1%
MS&AD Insurance Group Holdings, Inc.	8,800	162,238
NKSJ Holdings, Inc.	5,600	115,269
Sony Financial Holdings, Inc.	2,600	42,492
T&D Holdings, Inc.	8,700	93,782
The Dai-ichi Life Insurance Co., Ltd.	140	175,310
Tokio Marine Holdings, Inc.	11,200	286,537

		875,628

Materials 0.3%
Air Water, Inc.	2,000	25,210
Asahi Kasei Corp.	20,000	123,615
Daicel Corp.	5,000	31,694
Daido Steel Co., Ltd.	5,000	31,017
Denki Kagaku Kogyo K.K.	7,000	27,093
Hitachi Chemical Co., Ltd.	1,600	29,660
Hitachi Metals Ltd.	3,000	37,366
JFE Holdings, Inc.	7,200	134,651
JSR Corp.	2,700	53,288
Kaneka Corp.	5,000	30,899
Kansai Paint Co., Ltd.	4,000	43,053
Kobe Steel Ltd.	37,000	52,769
Kuraray Co., Ltd.	5,200	74,211
Maruichi Steel Tube Ltd.	700	15,405
Mitsubhishi Gas Chemical Co., Inc.	6,000	39,308
Mitsubishi Chemical Holdings Corp.	20,500	108,037
Mitsubishi Materials Corp.	17,000	50,703
Mitsui Chemicals, Inc.	12,000	34,669
Nippon Paper Group, Inc.	1,500	30,030
Nippon Steel Corp.	79,000	196,859
Nisshin Steel Co., Ltd.	10,000	14,035
Nitto Denko Corp.	2,500	102,600
OJI Paper Co., Ltd.	13,000	59,691

See financial notes 39

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Shin-Etsu Chemical Co., Ltd.	6,200	357,862
Showa Denko K.K.	22,000	48,953
Sumitomo Chemical Co., Ltd.	24,000	98,684
Sumitomo Metal Industries Ltd.	53,000	95,208
Sumitomo Metal Mining Co., Ltd.	8,000	104,939
Taiyo Holdings Co., Ltd.	81,200	2,153,190
Taiyo Nippon Sanso Corp.	4,000	27,635
Teijin Ltd.	14,000	47,080
Toray Industries, Inc.	23,000	176,831
Tosoh Corp.	8,000	22,117
Toyo Seikan Kaisha Ltd.	2,300	30,606
Ube Industries Ltd.	15,000	38,360
Yamato Kogyo Co., Ltd.	7,000	199,186
Zeon Corp.	106,000	923,704

		5,670,218

Media 0.3%
CyberAgent, Inc.	1,205	3,711,132
Dentsu, Inc.	2,900	89,044
Hakuhodo DY Holdings, Inc.	350	21,856
Jupiter Telecommunications Co., Ltd.	26	27,550
Nippon Television Network Corp.	5,600	867,256
Toho Co., Ltd.	1,700	30,471

		4,747,309

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Astellas Pharma, Inc.	6,900	279,834
Chugai Pharmaceutical Co., Ltd.	3,400	61,194
Daiichi Sankyo Co., Ltd.	10,500	180,320
Dainippon Sumitomo Pharma Co., Ltd.	2,400	24,036
Eisai Co., Ltd.	3,800	148,517
Hisamitsu Pharmaceutical Co., Inc.	900	40,047
Kaken Pharmaceutical Co., Ltd.	32,000	395,754
Kyowa Hakko Kirin Co., Ltd.	4,000	42,046
Mitsubishi Tanabe Pharma Corp.	3,400	47,194
Ono Pharmaceutical Co., Ltd.	1,300	73,606
Otsuka Holdings Co., Ltd.	3,800	114,523
Santen Pharmaceutical Co., Ltd.	1,100	46,034
Shionogi & Co., Ltd.	4,500	58,696
Taisho Pharmaceutical Holdings Co., Ltd.	600	48,017
Takeda Pharmaceutical Co., Ltd.	12,200	532,348
Tsumura & Co.	900	24,047

		2,116,213

Real Estate 0.2%
Aeon Mall Co., Ltd.	1,100	24,394
Daito Trust Construction Co., Ltd.	16,900	1,519,786
Daiwa House Industry Co., Ltd.	8,000	103,234
Japan Prime Realty Investment Corp.	10	28,718
Japan Real Estate Investment Corp.	8	70,871
Japan Retail Fund Investment Corp.	28	44,644
Mitsubishi Estate Co., Ltd.	19,000	335,889
Mitsui Fudosan Co., Ltd.	13,000	238,118
Nippon Building Fund, Inc.	9	85,519
Nomura Real Estate Holdings, Inc.	1,400	24,474
Nomura Real Estate Office Fund, Inc.	4	23,224
NTT Urban Development Corp.	17	13,041
Sumitomo Realty & Development Co., Ltd.	6,000	143,080
Tokyu Land Corp.	6,000	28,917

		2,683,909

Retailing 0.3%
ABC-Mart, Inc.	400	14,566
Fast Retailing Co., Ltd.	10,500	2,346,413
Isetan Mitsukoshi Holdings Ltd.	5,600	60,997
J. Front Retailing Co., Ltd.	7,000	35,967
K’s Holdings Corp.	13,400	403,116
Marui Group Co., Ltd.	3,300	26,194
Nitori Holdings Co., Ltd.	21,660	1,993,167
Rakuten, Inc.	109	121,573
Sanrio Co., Ltd.	700	30,768
Shimamura Co., Ltd.	400	45,298
Start Today Co., Ltd.	15,900	244,675
Takashimaya Co., Ltd.	4,000	30,320
United Arrows Ltd.	12,800	292,441
USS Co., Ltd.	330	33,474
Yamada Denki Co., Ltd.	1,230	79,817

		5,758,786

Semiconductors & Semiconductor Equipment 0.8%
Advantest Corp.	2,200	36,559
Dainippon Screen Manufacturing Co., Ltd.	197,000	1,778,688
Disco Corp.	38,900	2,324,366
Rohm Co., Ltd.	187,300	8,446,986
Sumco Corp. *	1,700	18,047
Tokyo Electron Ltd.	2,700	149,624

		12,754,270

Software & Services 0.2%
Dena Co., Ltd.	1,500	47,068
Gree, Inc.	49,400	1,336,104
Itochu Techno-Solutions Corp.	400	18,251
Konami Corp.	1,400	40,489
Net One Systems Co., Ltd.	68,000	927,693
Nintendo Co., Ltd.	1,500	202,476
Nomura Research Institute Ltd.	1,500	34,413
NTT Data Corp.	19	65,759
Oracle Corp., Japan	600	23,175
Otsuka Corp.	300	24,128
Square Enix Holdings Co., Ltd.	1,000	19,573
Trend Micro, Inc.	1,600	48,537
Yahoo Japan Corp.	218	65,423

		2,853,089

Technology Hardware & Equipment 1.9%
Anritsu Corp.	321,000	4,188,247
Brother Industries Ltd.	3,500	47,029
Canon, Inc.	235,700	10,683,765
Citizen Holdings Co., Ltd.	3,900	24,493

40 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
FUJIFILM Holdings Corp	7,200	152,715
Fujitsu Ltd.	28,000	136,089
Hamamatsu Photonics K.K.	1,000	39,738
Hirose Electric Co., Ltd.	500	52,356
Hitachi High-Technologies Corp.	900	22,617
Hitachi Ltd.	70,000	445,847
Horiba Ltd.	168,100	5,894,317
Hoya Corp.	6,800	155,972
Ibiden Co., Ltd.	1,800	36,749
Keyence Corp.	700	165,217
Konica Minolta Holdings, Inc.	7,000	56,792
Kyocera Corp.	2,400	233,976
Murata Manufacturing Co., Ltd.	3,200	182,879
NEC Corp. *	39,000	70,409
Nippon Electric Glass Co., Ltd.	6,000	48,478
Omron Corp.	387,500	8,232,723
Ricoh Co., Ltd.	11,000	98,539
Seiko Epson Corp.	1,900	25,347
Shimadzu Corp.	4,000	35,612
TDK Corp.	1,900	99,212
Toshiba Corp.	62,000	253,444
Yaskawa Electric Corp.	4,000	34,835
Yokogawa Electric Corp.	3,200	30,716

		31,448,113

Telecommunication Services 0.1%
KDDI Corp.	45	294,583
Nippon Telegraph & Telephone Corp.	6,800	307,670
NTT DoCoMo, Inc.	234	399,555
Softbank Corp.	13,700	408,897

		1,410,705

Transportation 0.1%
All Nippon Airways Co., Ltd.	14,000	41,089
Central Japan Railway Co.	23	190,949
East Japan Railway Co.	5,300	329,751
Kamigumi Co., Ltd.	4,000	32,148
Kawasaki Kisen Kaisha Ltd.	11,000	23,170
Keikyu Corp.	7,000	60,094
Keio Corp.	9,000	65,094
Keisei Electric Railway Co., Ltd.	5,000	38,591
Kintetsu Corp.	26,000	91,722
Mitsubishi Logistics Corp.	2,000	21,938
Mitsui O.S.K. Lines, Ltd.	17,000	65,890
Nippon Express Co., Ltd.	13,000	49,075
Nippon Yusen K.K.	198,000	585,295
Odakyu Electric Railway Co., Ltd.	10,000	92,684
Tobu Railway Co., Ltd.	15,000	76,350
Tokyu Corp.	17,000	79,608
West Japan Railway Co.	2,700	110,923
Yamato Holdings Co., Ltd.	6,000	92,511

		2,046,882

Utilities 0.1%
Chubu Electric Power Co., Inc.	10,600	173,595
Electric Power Development Co., Ltd.	1,700	47,038
Hokkaido Electric Power Co., Inc.	2,700	37,945
Hokuriku Electric Power Co.	2,500	42,787
Kyushu Electric Power Co., Inc.	6,400	84,894
Osaka Gas Co., Ltd.	28,000	113,235
Shikoku Electric Power Co., Inc.	2,700	69,740
The Chugoku Electric Power Co., Inc.	4,500	77,211
The Kansai Electric Power Co., Inc.	11,700	169,657
The Tokyo Electric Power Co., Inc. *	21,700	54,175
Toho Gas Co., Ltd.	7,000	42,237
Tohoku Electric Power Co., Inc.	6,800	71,300
Tokyo Gas Co., Ltd.	37,000	178,547

		1,162,361

		206,140,318

Luxembourg 0.7%

Energy 0.6%
Pacific Drilling SA *	42,653	423,544
Subsea 7 S.A. *	93,966	2,433,619
Tenaris S.A. ADR	161,250	6,319,388

		9,176,551

Materials 0.0%
ArcelorMittal	13,157	228,563

Media 0.0%
SES S.A.	4,494	107,678

Telecommunication Services 0.1%
Millicom International Cellular S.A. SDR	20,660	2,186,670

		11,699,462

Malaysia 0.1%

Food, Beverage & Tobacco 0.1%
Kuala Lumpur Kepong Berhad	113,400	884,416

Mexico 0.2%

Media 0.1%
Grupo Televisa S.A. ADR	66,400	1,458,808

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Genomma Lab Internacional S.A., Class B *	786,660	1,382,971

		2,841,779

Netherlands 4.5%

Capital Goods 1.5%
Aalberts Industries N.V.	103,960	1,995,146
European Aeronautic Defence & Space Co., N.V.	6,354	251,101
Koninklijke Boskalis Westminster N.V.	307,746	11,241,431
Koninklijke Philips Electronics N.V. *	528,652	10,520,417

		24,008,095

Commercial & Professional Supplies 0.0%
Randstad Holding N.V.	1,794	62,151

See financial notes 41

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Diversified Financials 0.0%
ING Groep N.V. CVA *	58,441	412,294

Energy 1.4%
Core Laboratories N.V.	43,500	5,958,630
Fugro N.V. CVA	1,037	75,808
Royal Dutch Shell plc, B Shares	152,048	5,564,127
SBM Offshore N.V.	110,564	2,012,608
Schlumberger Ltd.	126,125	9,350,907

		22,962,080

Food & Staples Retailing 0.2%
Koninklijke Ahold N.V.	318,608	4,043,907

Food, Beverage & Tobacco 0.5%
Heineken Holding N.V.	112,528	5,211,451
Heineken N.V.	4,024	220,067
Unilever N.V. CVA	25,061	858,447
Unilever N.V., NY Shares	47,850	1,643,648

		7,933,613

Insurance 0.0%
Aegon N.V. *	26,811	124,714
Delta Lloyd N.V.	1,535	25,888

		150,602

Materials 0.5%
Akzo Nobel N.V.	147,643	7,918,203
James Hardie Industries SE CDI	64,665	499,795
Koninklijke DSM N.V.	2,312	132,674

		8,550,672

Media 0.0%
Reed Elsevier N.V.	10,314	121,715
Wolters Kluwer N.V.	4,523	78,191

		199,906

Real Estate 0.0%
Corio N.V.	900	40,318

Semiconductors & Semiconductor Equipment 0.2%
ASM International N.V.	7,875	278,791
ASML Holding N.V.	55,609	2,829,555

		3,108,346

Software & Services 0.1%
InterXion Holding N.V. *	61,197	1,228,224

Telecommunication Services 0.0%
Koninklijke (Royal) KPN N.V.	22,892	205,522

Transportation 0.1%
Koninklijke Vopak N.V.	18,954	1,222,449
TNT Express N.V.	5,294	64,302

		1,286,751

		74,192,481

New Zealand 0.6%

Consumer Services 0.2%
Sky City Entertainment Group Ltd.	1,091,254	3,424,421

Health Care Equipment & Services 0.2%
Fisher & Paykel Healthcare Corp., Ltd.	1,252,207	2,271,979

Materials 0.0%
Fletcher Building Ltd.	10,175	51,909

Telecommunication Services 0.0%
Telecom Corp. of New Zealand Ltd.	28,860	62,048

Transportation 0.2%
Auckland International Airport Ltd.	1,610,975	3,327,734

Utilities 0.0%
Contact Energy Ltd. *	5,211	20,640

		9,158,731

Norway 1.3%

Banks 0.0%
DnB A.S.A.	15,192	163,746

Capital Goods 0.0%
Orkla A.S.A.	11,571	84,983

Commercial & Professional Supplies 0.1%
Tomra Systems A.S.A.	291,770	2,277,287

Energy 0.7%
Aker Solutions A.S.A.	98,012	1,669,169
Det Norske Oljeselskap A.S.A *	67,738	974,787
Farstad Shipping A.S.A.	83,615	2,485,161
Petroleum Geo-Services A.S.A. *	158,196	2,393,152
Seadrill Ltd.	5,108	198,047
Statoil A.S.A.	139,139	3,733,430

		11,453,746

Insurance 0.0%
Gjensidige Forsikring A.S.A.	2,999	33,789

Materials 0.1%
Norsk Hydro A.S.A.	13,961	68,077
Yara International A.S.A.	2,815	137,991
Yara International A.S.A. ADR	14,200	691,682

		897,750

Media 0.1%
Schibsted A.S.A.	52,914	2,020,119

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Algeta A.S.A. *	43,391	1,026,214

Software & Services 0.0%
Opera Software A.S.A.	66,851	431,999

Telecommunication Services 0.2%
Telenor A.S.A.	172,471	3,170,257

Transportation 0.0%
Norwegian Air Shuttle A.S.A. *	23,300	393,574

		21,953,464

Panama 0.0%

Transportation 0.0%
Copa Holdings S.A., Class A	6,560	533,394

Papua New Guinea 0.1%

Energy 0.1%
Oil Search Ltd.	193,270	1,467,185

42 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Peru 0.1%

Banks 0.1%
Credicorp Ltd.	14,098	1,845,569

Philippines 0.2%

Capital Goods 0.0%
Alliance Global Group, Inc.	2,777,500	809,394

Food, Beverage & Tobacco 0.1%
Universal Robina Corp.	719,400	1,105,309

Real Estate 0.0%
SM Prime Holdings, Inc.	1,461,600	577,453

Transportation 0.1%
International Container Terminal Services, Inc.	774,100	1,242,117

		3,734,273

Portugal 0.0%

Banks 0.0%
Banco Espirito Santo, S.A. *	10,955	9,280

Energy 0.0%
Galp Energia, SGPS, S.A., B Shares	3,469	54,613

Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	3,303	61,814

Materials 0.0%
CIMPOR-Cimentos de Portugal, SGPS, S.A.	3,023	22,115

Telecommunication Services 0.0%
Portugal Telecom, SGPS, S.A. - Reg’d	10,082	54,253

Utilities 0.0%
EDP - Energias de Portugal S.A.	28,618	81,839

		283,914

Republic of Korea 1.7%

Automobiles & Components 0.4%
Hyundai Motor Co.	15,292	3,609,986
Mando Corp.	11,260	1,793,168
Nexen Tire Corp.	19,440	324,769

		5,727,923

Capital Goods 0.2%
Jinsung T.E.C.	95,232	881,557
Samsung Engineering Co., Ltd.	10,130	1,917,862
Samsung Heavy Industries Co., Ltd.	33,370	1,220,014

		4,019,433

Consumer Durables & Apparel 0.2%
Handsome Co., Ltd.	72,660	2,444,968

Consumer Services 0.2%
Hotel Shilla Co., Ltd.	79,910	3,727,197

Media 0.1%
Cheil Worldwide, Inc.	122,290	2,121,983

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Celltrion, Inc.	47,646	1,336,841

Semiconductors & Semiconductor Equipment 0.4%
Eugene Technology Co., Ltd.	29,316	909,533
Samsung Electronics Co., Ltd.	4,610	5,642,462

		6,551,995

Software & Services 0.1%
Daum Communications Corp.	3,425	320,350
NCSoft Corp.	5,238	1,350,957

		1,671,307

		27,601,647

Singapore 3.3%

Banks 0.1%
DBS Group Holdings Ltd.	27,000	303,327
Oversea-Chinese Banking Corp., Ltd.	40,000	288,859
United Overseas Bank Ltd.	19,000	294,793

		886,979

Capital Goods 0.2%
Cosco Corp., Ltd.	15,000	12,473
Fraser & Neave Ltd.	14,000	79,453
Keppel Corp., Ltd.	321,500	2,859,655
SembCorp Industries Ltd.	15,000	60,928
SembCorp Marine Ltd.	13,000	53,192
Singapore Technologies Engineering Ltd.	23,000	55,855
Yangzijiang Shipbuilding Holdings Ltd.	29,000	27,510

		3,149,066

Consumer Services 0.0%
Genting Singapore plc *	96,000	133,764

Diversified Financials 0.0%
Singapore Exchange Ltd.	13,000	70,089

Energy 0.2%
Ezion Holdings Ltd.	1,450,000	1,015,198
Ezra Holdings Ltd. *	2,768,000	2,248,784

		3,263,982

Food & Staples Retailing 0.0%
Olam International Ltd.	22,000	40,143

Food, Beverage & Tobacco 0.1%
First Resources Ltd.	179,000	271,155
Golden Agri-Resources Ltd.	528,000	312,545
Wilmar International Ltd.	29,000	113,543

		697,243

Health Care Equipment & Services 0.1%
Biosensors International Group Ltd. *	2,001,000	2,152,856

Media 0.0%
Singapore Press Holdings Ltd.	23,000	73,689

Real Estate 1.1%
Ascendas REIT	3,242,000	5,438,716
Capitaland Ltd.	38,000	89,820
CapitaMall Trust REIT	6,724,200	9,762,598
CapitaMalls Asia Ltd.	752,000	932,089
City Developments Ltd.	8,000	65,352

See financial notes 43

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Global Logistic Properties Ltd. *	927,000	1,538,365
Keppel Land Ltd.	11,000	28,006
UOL Group Ltd.	7,000	25,510

		17,880,456

Retailing 0.0%
Jardine Cycle & Carriage Ltd.	2,000	75,969

Telecommunication Services 0.3%
Singapore Telecommunications Ltd.	123,000	308,161
StarHub Ltd.	1,947,000	5,014,687

		5,322,848

Transportation 1.0%
ComfortDelGro Corp., Ltd.	28,000	34,566
Hutchison Port Holdings Trust	78,000	58,752
Neptune Orient Lines Ltd. *	459,000	455,943
SATS Ltd.	3,033,000	6,385,471
SIA Engineering Co., Ltd.	2,373,000	7,541,883
Singapore Airlines Ltd.	9,000	77,199
SMRT Corp., Ltd.	1,379,553	1,870,435

		16,424,249

Utilities 0.2%
Hyflux Ltd.	2,866,000	3,314,460

		53,485,793

South Africa 0.6%

Capital Goods 0.0%
Bidvest Group Ltd.	12,966	306,877

Energy 0.1%
Sasol Ltd.	50,581	2,404,850

Food & Staples Retailing 0.1%
Shoprite Holdings Ltd.	77,081	1,333,241

Food, Beverage & Tobacco 0.1%
Tiger Brands Ltd.	26,573	974,609

Health Care Equipment & Services 0.1%
Life Healthcare Group Holdings Pte Ltd.	245,973	851,020

Insurance 0.0%
Discovery Holdings Ltd	46,371	306,897

Media 0.1%
Naspers Ltd., Class N	26,345	1,589,572

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Aspen Pharmacare Holdings Ltd. *	36,769	594,338

Retailing 0.1%
Mr. Price Group Ltd.	16,606	224,896
The Foschini Group Ltd.	66,556	1,103,309

		1,328,205

		9,689,609

Spain 1.3%

Banks 0.6%
Banco Bilbao Vizcaya Argentaria S.A.	71,737	485,448
Banco de Sabadell S.A.	31,120	73,679
Banco Popular Espanol S.A.	16,518	52,823
Banco Santander S.A.	1,496,238	9,394,314
Bankia S.A. *	12,989	44,583
Bankinter S.A.	3,195	14,253
CaixaBank	11,311	38,992

		10,104,092

Capital Goods 0.0%
ACS, Actividades de Construccion y Servicios S.A.	2,123	39,050
Ferrovial S.A.	5,499	61,320
Fomento de Construcciones y Contratas S.A.	764	13,072
Zardoya Otis S.A.	2,201	26,988

		140,430

Commercial & Professional Supplies 0.2%
Prosegur, Compania de Seguridad S.A. - Reg’d	68,012	3,890,156

Energy 0.0%
Repsol YPF S.A.	12,147	233,525

Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A. *	8,658	41,569

Food, Beverage & Tobacco 0.1%
Viscofan S.A.	16,658	754,017

Insurance 0.0%
Mapfre S.A.	11,544	33,419

Materials 0.0%
Acerinox S.A.	1,495	18,252

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Grifols S.A. *	47,386	1,193,098

Retailing 0.2%
Industria de Diseno Textil S.A.	37,562	3,385,622

Software & Services 0.0%
Amadeus IT Holding S.A., A Shares	4,698	96,177
Indra Sistemas S.A.	1,477	15,336

		111,513

Telecommunication Services 0.1%
Telefonica S.A.	63,152	922,193

Transportation 0.0%
Abertis Infraestructuras S.A.	5,818	90,117
International Consolidated Airlines Group S.A. *	13,910	40,016

		130,133

Utilities 0.0%
Acciona S.A.	381	23,465
EDP Renovaveis S.A. *	3,270	13,937
Enagas S.A.	2,685	47,172
Gas Natural SDG S.A.	5,204	72,542
Iberdrola S.A.	58,492	272,558
Red Electrica Corp. S.A.	1,623	70,660

		500,334

		21,458,353

44 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Sweden 1.4%

Banks 0.1%
Nordea Bank AB	40,231	356,061
Skandinaviska Enskilda Banken AB, A Shares	21,986	148,132
Svenska Handelsbanken AB, A Shares	7,591	245,708
Swedbank AB, A Shares	12,741	210,324

		960,225

Capital Goods 0.5%
Alfa Laval AB	5,063	100,994
Assa Abloy AB, B Shares	179,006	5,210,224
Atlas Copco AB, A Shares	10,309	245,318
Atlas Copco AB, B Shares	21,951	460,977
NIBE Industrier AB, B Shares	15,306	241,695
Sandvik AB	15,586	246,416
Scania AB, B Shares	4,798	98,047
Skanska AB, B Shares	22,597	368,006
SKF AB, B Shares	6,116	144,900
Trelleborg AB, B Shares	104,437	1,197,506
Volvo AB, B Shares	21,281	295,342

		8,609,425

Commercial & Professional Supplies 0.2%
AF AB, B Shares	167,418	3,384,541
Securitas AB, B Shares	4,695	42,997

		3,427,538

Consumer Durables & Apparel 0.0%
Electrolux AB, B Shares	3,606	80,407
Husqvarna AB, B Shares	6,685	38,490
JM AB	22,289	412,890

		531,787

Diversified Financials 0.0%
Industrivarden AB, C Shares	1,765	26,981
Investor AB, B Shares	7,103	141,629
Kinnevik Investment AB, B Shares	3,084	62,730
Ratos AB, B Shares	2,873	33,626

		264,966

Energy 0.0%
Lundin Petroleum AB *	30,292	602,970

Food, Beverage & Tobacco 0.1%
Swedish Match AB	33,708	1,373,133

Health Care Equipment & Services 0.2%
Elekta AB, B Shares	13,957	705,845
Getinge AB, B Shares	88,165	2,362,512

		3,068,357

Materials 0.0%
Boliden AB	4,101	65,948
Holmen AB, B Shares	792	21,037
SSAB AB, A Shares	2,347	23,927
Svenska Cellulosa AB, B Shares	9,015	142,912

		253,824

Media 0.0%
Modern Times Group AB, B Shares	731	35,591

Retailing 0.1%
Hennes & Mauritz AB, B Shares *	15,753	540,148
Mekonomen AB *	19,559	625,650

		1,165,798

Technology Hardware & Equipment 0.2%
Axis Communications AB	14,499	364,675
Hexagon AB, B Shares	71,705	1,452,843
Telefonaktiebolaget LM Ericsson, B Shares *	45,993	455,950

		2,273,468

Telecommunication Services 0.0%
Tele2 AB, B Shares	4,754	90,436
TeliaSonera AB	33,575	223,610

		314,046

		22,881,128

Switzerland 8.3%

Capital Goods 0.4%
ABB Ltd. - Reg’d *	168,398	3,068,697
Geberit AG - Reg’d *	16,433	3,474,522
Meyer Burger Technology AG *	3,317	54,835
Schindler Holding AG	729	94,345
Schindler Holding AG - Reg’d	323	41,251
Sulzer AG - Reg’d	360	51,847

		6,785,497

Commercial & Professional Supplies 0.7%
Adecco S.A. - Reg’d *	219,287	10,697,550
SGS S.A. - Reg’d	822	1,589,157

		12,286,707

Consumer Durables & Apparel 0.4%
Compagnie Financiere Richemont S.A., Series A	94,870	5,872,323
The Swatch Group AG - Bearer Shares	479	221,302
The Swatch Group AG - Reg’d	651	52,040

		6,145,665

Consumer Services 0.0%
Orascom Development Holding AG *	5,167	87,763

Diversified Financials 1.0%
Credit Suisse Group AG - Reg’d *	541,222	12,945,441
GAM Holding AG *	76,965	989,430
Julius Baer Group Ltd. *	3,098	118,752
Pargesa Holding S.A.	405	27,149
Partners Group Holding AG	6,884	1,310,132
UBS AG - Reg’d *	56,001	699,351

		16,090,255

Energy 1.2%
Noble Corp. *	261,200	9,941,272
Transocean Ltd.	82,280	4,144,663
Weatherford International Ltd. *	427,125	6,095,074

		20,181,009

Food, Beverage & Tobacco 1.7%
Aryzta AG *	15,522	781,882

See financial notes 45

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Barry Callebaut AG - Reg’d *	27	25,993
Lindt & Spruengli AG	15	48,897
Lindt & Spruengli AG - Reg’d	2	78,330
Nestle S.A. - Reg’d	253,287	15,523,771
Nestle S.A. - Reg’d ADR	178,812	10,932,566

		27,391,439

Health Care Equipment & Services 0.0%
Sonova Holding AG - Reg’d *	737	81,454
Straumann Holding AG - Reg’d	118	19,608
Synthes, Inc. - Reg’d	1,016	175,227

		276,289

Insurance 0.1%
Baloise Holding AG - Reg’d	712	55,140
Swiss Life Holding AG - Reg’d *	457	46,746
Swiss Re AG *	5,291	332,238
Zurich Financial Services AG *	2,270	556,156

		990,280

Materials 1.3%
Clariant AG - Reg’d *	113,432	1,444,124
Givaudan S.A. - Reg’d *	8,225	7,984,699
Glencore International plc	534,092	3,701,264
Holcim Ltd. - Reg’d *	83,301	5,195,664
Sika AG	598	1,268,464
Syngenta AG - Reg’d	6,059	2,124,748

		21,718,963

Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Actelion Ltd. - Reg’d *	1,659	70,255
Lonza Group AG - Reg’d *	754	34,022
Novartis AG - Reg’d	139,242	7,688,419
Novartis AG ADR	57,725	3,184,688
Roche Holding AG	17,291	3,160,112

		14,137,496

Semiconductors & Semiconductor Equipment 0.1%
Micronas Semiconductor Holding AG - Reg’d *	94,949	1,025,511

Software & Services 0.0%
Temenos Group AG - Reg’d *	35,606	667,458

Telecommunication Services 0.0%
Swisscom AG - Reg’d	365	135,931

Transportation 0.5%
Kuehne & Nagel International AG - Reg’d	68,710	8,355,438

		136,275,701

Taiwan 0.5%

Capital Goods 0.1%
AirTac International Group	189,000	1,075,853
Hiwin Technologies Corp.	51,000	479,398

		1,555,251

Consumer Durables & Apparel 0.0%
Johnson Health Tech Co., Ltd.	277,000	744,007

Food, Beverage & Tobacco 0.1%
Standard Foods Corp.	464,000	1,436,765

Health Care Equipment & Services 0.1%
St. Shine Optical Co., Ltd.	89,000	1,026,356

Semiconductors & Semiconductor Equipment 0.1%
Radiant Opto-Electronics Corp.	610,000	2,544,855

Technology Hardware & Equipment 0.1%
Catcher Technology Co., Ltd.	162,490	1,031,684
Simplo Technology Co., Ltd.	84,000	639,582

		1,671,266

		8,978,500

Thailand 0.4%

Banks 0.1%
Kasikornbank PCL	261,800	1,383,519

Food & Staples Retailing 0.0%
CP ALL PCL *	471,000	1,167,927

Food, Beverage & Tobacco 0.1%
Thai Union Frozen Products PCL	688,400	1,628,654

Media 0.0%
BEC World PCL	183,700	307,660

Retailing 0.1%
Home Product Center PCL	2,904,800	1,322,510

Telecommunication Services 0.1%
Advanced Info Service PCL - Reg’d	270,400	1,609,210

		7,419,480

Turkey 0.2%

Banks 0.0%
Turkiye Halk Bankasi A/S	116,947	819,795

Food & Staples Retailing 0.2%
BIM Birlesik Magazalar A/S	27,382	1,142,073
Bizim Toptan Satis Magazalari A/S	124,412	1,827,915

		2,969,988

		3,789,783

United Kingdom 20.4%

Automobiles & Components 0.0%
GKN plc	23,289	77,028

Banks 1.0%
Barclays plc	178,377	631,516
HSBC Holdings plc	274,341	2,476,524
Lloyds Banking Group plc *	19,344,435	9,709,781
Royal Bank of Scotland Group plc *	266,423	105,105
Standard Chartered plc	120,916	2,955,868

		15,878,794

Capital Goods 4.0%
Ashtead Group plc	1,297,607	5,239,841
BAE Systems plc	51,611	247,332
Balfour Beatty plc	10,304	43,664
Bodycote plc	866,764	5,986,138
Bunzl plc	25,179	418,352
Cobham plc	1,138,329	4,185,605
Fenner plc	260,849	1,908,963
Interserve plc	577,625	2,680,964

46 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Invensys plc	12,175	43,920
Kentz Corp., Ltd.	140,996	969,634
Meggitt plc	170,603	1,131,328
Rolls-Royce Holdings plc *	235,162	3,144,214
Rotork plc	458,646	16,433,535
Smiths Group plc	211,185	3,668,220
Spirax-Sarco Engineering plc	173,661	6,501,616
The Weir Group plc	80,610	2,231,420
Ultra Electronics Holdings plc	235,310	6,433,026
Wolseley plc	126,931	4,832,463

		66,100,235

Commercial & Professional Supplies 1.6%
Aggreko plc	62,735	2,292,959
Babcock International Group plc	269,562	3,638,298
Capita Group plc	9,196	99,041
CPP Group plc	846,461	649,083
De La Rue plc	472,730	7,489,674
G4S plc	1,531,653	6,949,117
Hays plc	806,809	1,170,803
Intertek Group plc	15,947	651,097
RPS Group plc	87,334	336,083
Serco Group plc	303,990	2,678,751

		25,954,906

Consumer Durables & Apparel 0.4%
Bellway plc	231,163	2,953,835
Burberry Group plc	38,464	927,147
Persimmon plc	67,700	690,488
The Berkeley Group Holdings plc *	94,094	1,956,526

		6,527,996

Consumer Services 0.4%
Carnival plc	2,747	89,227
Compass Group plc	29,081	304,021
Greene King plc	262,691	2,176,853
InterContinental Hotels Group plc	51,848	1,236,257
Millennium & Copthorne Hotels plc	225,567	1,778,877
Restaurant Group plc	34,672	158,099
TUI Travel plc	7,543	23,391
Whitbread plc	2,658	83,152

		5,849,877

Diversified Financials 1.1%
3i Group plc	14,557	45,142
Aberdeen Asset Management plc	1,238,532	5,700,319
Ashmore Group plc	335,098	2,081,221
ICAP plc	8,336	51,382
IG Group Holdings plc	106,519	800,387
Investec plc	8,046	46,403
Jupiter Fund Management plc	127,554	472,907
London Stock Exchange Group plc	2,236	39,478
Man Group plc	28,276	47,504
Schroders plc	360,395	8,294,788

		17,579,531

Energy 1.0%
AMEC plc	102,533	1,893,471
BG Group plc	52,161	1,230,748
BP plc	291,191	2,103,592
Essar Energy plc *	4,886	11,647
John Wood Group plc	332,022	4,216,155
Ophir Energy plc *	23,761	222,143
Petrofac Ltd.	131,233	3,705,929
Royal Dutch Shell plc, A Shares	58,393	2,082,640
Tullow Oil plc	73,456	1,832,616

		17,298,941

Food & Staples Retailing 0.4%
J. Sainsbury plc	18,294	91,450
Tesco plc	1,324,363	6,824,007
WM Morrison Supermarkets plc	32,828	149,524

		7,064,981

Food, Beverage & Tobacco 1.9%
Associated British Foods plc	5,342	105,717
British American Tobacco plc	30,259	1,551,969
British American Tobacco plc ADR	76,850	7,909,402
Diageo plc	520,821	13,136,801
Diageo plc ADR	63,625	6,433,760
Imperial Tobacco Group plc	15,447	617,732
SABMiller plc	14,695	617,608
Tate & Lyle plc	7,008	78,554
Unilever plc	19,764	675,177

		31,126,720

Health Care Equipment & Services 0.0%
Smith & Nephew plc	13,959	137,401

Household & Personal Products 0.0%
Reckitt Benckiser Group plc	9,446	549,883

Insurance 0.5%
Admiral Group plc	3,040	59,746
Amlin plc	158,170	847,134
Aviva plc	44,994	225,194
Hiscox Ltd.	77,808	503,221
Lancashire Holdings Ltd.	228,569	2,987,663
Legal & General Group plc	91,272	174,275
Old Mutual plc	75,509	181,288
Prudential plc	166,646	2,042,396
Resolution Ltd.	21,377	77,656
RSA Insurance Group plc	52,853	90,118
St. James’s Place plc	75,598	405,758
Standard Life plc	36,765	133,420
Willis Group Holdings plc	31,700	1,155,782

		8,883,651

Materials 3.6%
Anglo American plc	20,363	786,923
Antofagasta plc	5,913	113,866
AZ Electronic Materials S.A.	1,109,894	5,736,715
BHP Billiton plc	32,477	1,045,495
Croda International plc	515,353	18,665,436
Eurasian Natural Resources Corp.	3,862	35,205
Fresnillo plc	2,689	68,514
Johnson Matthey plc	110,677	4,156,074
Kazakhmys plc	3,210	45,059
Lonmin plc	2,431	41,262

See financial notes 47

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Randgold Resources Ltd.	1,432	127,106
Rexam plc	1,351,877	9,436,757
Rio Tinto plc	21,086	1,181,971
Rio Tinto plc ADR	161,150	9,035,680
Vedanta Resources plc	1,793	35,537
Victrex plc	314,518	7,411,601
Xstrata plc	31,973	614,057

		58,537,258

Media 0.4%
British Sky Broadcasting Group plc	17,701	194,801
ITV plc	55,400	75,279
Pearson plc	12,645	238,179
Reed Elsevier plc	259,161	2,144,570
Rightmove plc	127,271	3,184,300
UBM plc	74,772	715,569

		6,552,698

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Abcam plc	161,279	968,836
AstraZeneca plc	19,922	873,010
BTG plc *	48,112	296,800
GlaxoSmithKline plc	123,839	2,860,864

		4,999,510

Real Estate 0.2%
British Land Co., plc	12,662	100,588
Capital Shopping Centers Group plc	8,375	44,186
Derwent London plc	28,809	814,613
Hammerson plc	10,685	72,437
Land Securities Group plc	12,150	143,483
Segro plc	11,121	39,909
Shaftesbury plc	192,083	1,594,669

		2,809,885

Retailing 0.5%
Dunelm Group plc	85,895	713,115
Kingfisher plc	276,202	1,302,557
Marks & Spencer Group plc	24,746	143,422
Next plc	26,918	1,280,148
Ocado Group plc *	277,118	584,165
Signet Jewelers Ltd.	77,400	3,774,798
Sports Direct International plc *	57,209	280,646

		8,078,851

Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings plc	129,155	1,092,809
Imagination Technologies Group plc *	207,033	2,309,791

		3,402,600

Software & Services 0.3%
Moneysupermarket.com Group plc	145,381	314,724
Telecity Group plc *	367,879	4,821,536
The Sage Group plc	19,846	92,206

		5,228,466

Technology Hardware & Equipment 2.1%
Diploma plc	567,731	4,227,036
Domino Printing Sciences plc	480,673	4,673,909
Halma plc	756,134	4,972,583
Laird plc	1,323,411	4,645,574
Spectris plc	408,059	12,494,084
TT Electronics plc	950,255	2,930,691

		33,943,877

Telecommunication Services 0.2%
BT Group plc	118,800	406,349
Inmarsat plc	6,807	48,573
Vodafone Group plc	772,065	2,137,044

		2,591,966

Utilities 0.3%
Centrica plc	79,104	393,583
International Power plc	22,914	155,001
National Grid plc	54,857	592,375
Pennon Group plc	49,456	590,499
Severn Trent plc	3,562	97,685
SSE plc	180,655	3,873,856
United Utilities Group plc	10,223	102,578

		5,805,577

		334,980,632

United States 0.4%

Automobiles & Components 0.0%
Autoliv, Inc.	9,420	591,011

Energy 0.1%
Golar LNG Ltd.	37,605	1,390,633

Food, Beverage & Tobacco 0.1%
Bunge Ltd.	14,600	941,700

Household & Personal Products 0.1%
Herbalife Ltd.	15,800	1,111,056

Insurance 0.1%
PartnerRe Ltd.	26,425	1,839,708

		5,874,108

Total Common Stock
(Cost $1,323,491,242)		1,580,605,086

Preferred Stock 0.3% of net assets

Brazil 0.2%
Marcopolo S.A.	546,000	2,936,023

Germany 0.1%
Bayerische Motoren Werke AG	783	48,746
Henkel AG & Co. KGaA	2,771	206,204
Hugo Boss AG	10,658	1,190,318
Porsche Automobil Holding SE	2,393	146,201
ProSiebenSat.1 Media AG	1,148	29,170
RWE AG	585	23,136
Volkswagen AG	2,209	418,735

		2,062,510

48 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

United Kingdom 0.0%
Rolls-Royce Holdings plc, C Shares (a)*	24,927,172	40,454

Total Preferred Stock
(Cost $4,196,238)		5,038,987

Other Investment Company 2.5% of net assets

Money Market Fund 2.5%
State Street Institutional U.S. Government Money Market Fund	40,954,017	40,954,017

Total Other Investment Company
(Cost $40,954,017)		40,954,017

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)

Corporate Bond 0.0% of net assets

Brazil 0.0%
Lupatech S.A. (a)
6.50%, 04/15/18	226,000	60,756

Total Corporate Bond
(Cost $117,338)		60,756

	Number	Value
Security	of Shares	($)

Rights 0.0% of net assets

Portugal 0.0%
Banco Espirito Santo S.A. (a)*	10,955	4,756

Thailand 0.0%
Thai Union Frozen Prod S.A. (a)*	137,680	101,861

Total Rights
(Cost $5,792)		106,617

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.1% of net assets

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.08%, 06/14/12 (b)(c)	2,100,000	2,099,795
0.05%, 05/24/12 (b)(c)	305,000	304,990

Total Short-Term Investments
(Cost $2,404,785)		2,404,785

End of Investments.

At 04/30/12, the tax basis cost of the fund’s investments was $1,398,507,918 and the unrealized appreciation and depreciation were $288,246,309 and ($57,583,979), respectively, with a net unrealized appreciation of $230,662,330.

At 04/30/12, the values of certain foreign securities held by the fund aggregating $1,291,536,537 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2)

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	The rate shown is the purchase yield.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

In addition to the above the fund held the following at 04/30/12.

			Unrealized
		Contract	Gains /
	Number of	Value	(Losses)
	Contracts	($)	($)

Futures Contracts

ASX SPI 200 Index, Long, expires 06/21/12	2	229,073	5,176
Euro Stoxx 50 Index, Long, expires 06/15/12	28	837,267	(50,103)
FTSE 100 Index, Long, expires 06/15/12	7	649,241	(12,484)
Russell 2000 Index, mini, Long, expires 06/15/12	160	13,038,400	189,630
S&P 500 Index, e-mini, Long, expires 06/15/12	190	13,239,200	245,268
Topix Index, Long, expires 06/08/12	5	502,568	(16,871)

Net unrealized gains			360,616

See financial notes 49

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

			Amount of		Amount of	Unrealized
		Currency	Currency	Currency	Currency	Gains /
Expiration		to be	to be	to be	to be	(Losses)
Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Exchange Contracts

06/20/2012	Barclays Bank PLC	AUD	213,078	USD	220,880	(1,194)
06/20/2012	State Street Bank & Trust Co.	AUD	370,000	USD	383,549	31,786
06/20/2012	State Street Bank & Trust Co.	AUD	910,000	USD	943,322	105,239
06/19/2012	Morgan Stanley & Co., Inc.	EUR	7,522,000	USD	9,958,933	28,690
06/20/2012	Standard Chartered Bank	EUR	238,203	USD	315,376	3,110
06/20/2012	Barclays Bank PLC	EUR	363,319	USD	481,028	5,995
06/20/2012	HSBC Bank USA	GBP	400,454	USD	649,703	21,969
06/20/2012	Citibank N.A.	JPY	15,292,998	USD	191,628	6,471
06/20/2012	Standard Chartered Bank	JPY	27,305,882	USD	342,155	11,961
09/19/2012	State Street Bank & Trust Co.	JPY	242,000,000	USD	3,036,018	11,094
09/19/2012	State Street Bank & Trust Co.	JPY	460,000,000	USD	5,770,944	(182,978)
09/19/2012	State Street Bank & Trust Co.	JPY	650,000,000	USD	8,154,594	(232,503)
06/20/2012	Credit Suisse London	USD	153,701	AUD	148,272	(1,320)
06/20/2012	State Street Bank & Trust Co.	USD	1,430,533	AUD	1,380,000	38,712
06/20/2012	State Street Bank & Trust Co.	USD	8,707,590	AUD	8,400,000	(352,950)
07/31/2012	State Street Bank London	USD	11,318,339	AUD	10,963,000	(100,998)
12/19/2012	State Street Bank & Trust Co.	USD	26,764,182	CHF	24,200,000	(173,990)
06/19/2012	Morgan Stanley & Co., Inc.	USD	9,958,933	EUR	7,522,000	116,786
06/20/2012	Credit Suisse London	USD	616,691	EUR	465,785	(2,558)
06/20/2012	Credit Suisse London	USD	486,992	GBP	300,165	(12,685)
07/26/2012	Deutsche Bank AG London	USD	9,018,738	GBP	5,560,000	(50,625)
06/20/2012	Credit Suisse London	USD	445,201	JPY	35,529,501	(14,039)
09/19/2012	State Street Bank & Trust Co.	USD	3,387,293	JPY	270,000,000	171,848
09/19/2012	State Street Bank & Trust Co.	USD	4,641,846	JPY	370,000,000	205,083
09/19/2012	State Street Bank & Trust Co.	USD	38,765,686	JPY	3,090,000,000	1,812,121
07/31/2012	State Street Bank London	USD	6,909,210	NZD	8,499,500	(34,219)
09/19/2012	State Street Bank & Trust Co.	USD	1,531,943	SEK	10,350,000	(47,753)

Net unrealized gains on Forward Foreign Currency Exchange Contracts						1,363,053

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2012 (see financial note 2(a) for additional information):

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$317,532,498	$—	$317,532,498
Australia(a)	—	45,962,073	—	45,962,073
Materials	10,433,577	20,962,701	—	31,396,278
Belgium(a)	—	1,638,156	—	1,638,156
Food, Beverage & Tobacco	890,132	—	—	890,132
Brazil(a)	20,283,402	—	—	20,283,402
Canada(a)	99,709,612	—	—	99,709,612
Chile(a)	4,755,590	—	—	4,755,590

50 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

China(a)	$—	$8,712,896	$—	$8,712,896
Media	439,504	—	—	439,504
Pharmaceuticals, Biotechnology & Life Sciences	283,746	—	—	283,746
Retailing	1,040,426	—	—	1,040,426
Semiconductors & Semiconductor Equipment	288,075	—	—	288,075
Technology Hardware & Equipment	263,622	—	—	263,622
Colombia(a)	1,213,195	—	—	1,213,195
Germany(a)	—	101,507,186	—	101,507,186
Materials	6,311,920	15,963,298	—	22,275,218
Real Estate	856,825	—	—	856,825
Greece(a)	—	73,904	—	73,904
Food, Beverage & Tobacco	54,563	—	—	54,563
Hong Kong(a)	—	31,157,661	—	31,157,661
Consumer Services	1,151,600	377,091	—	1,528,691
Technology Hardware & Equipment	—	6,634,025	61,979	6,696,004
Telecommunication Services	1,013	1,367,705	—	1,368,718
India(a)	—	15,271,217	—	15,271,217
Pharmaceuticals, Biotechnology & Life Sciences	238,596	1,605,130	—	1,843,726
Ireland(a)	—	15,529,745	—	15,529,745
Capital Goods	9,207,610	749,007	—	9,956,617
Pharmaceuticals, Biotechnology & Life Sciences	820,450	2,181,516	—	3,001,966
Israel(a)	—	1,932,196	—	1,932,196
Semiconductors & Semiconductor Equipment	5,450,511	—	—	5,450,511
Software & Services	2,441,964	34,428	—	2,476,392
Japan(a)	—	201,393,009	—	201,393,009
Media	27,550	4,719,759	—	4,747,309
Luxembourg(a)	—	2,522,911	—	2,522,911
Energy	6,742,932	2,433,619	—	9,176,551
Mexico(a)	2,841,779	—	—	2,841,779
Netherlands(a)	—	38,960,218	—	38,960,218
Energy	15,309,537	7,652,543	—	22,962,080
Food, Beverage & Tobacco	1,863,715	6,069,898	—	7,933,613
Semiconductors & Semiconductor Equipment	2,829,555	278,791	—	3,108,346
Software & Services	1,228,224	—	—	1,228,224
Norway(a)	—	21,055,714	—	21,055,714
Materials	691,682	206,068	—	897,750
Panama(a)	533,394	—	—	533,394
Peru(a)	1,845,569	—	—	1,845,569
Spain(a)	—	11,354,261	—	11,354,261
Banks	44,583	10,059,509	—	10,104,092

See financial notes 51

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Switzerland(a)	$—	$51,690,005	$—	$51,690,005
Capital Goods	3,068,697	3,716,800	—	6,785,497
Diversified Financials	12,945,441	3,144,814	—	16,090,255
Energy	19,914,915	266,094	—	20,181,009
Food, Beverage & Tobacco	10,932,566	16,458,873	—	27,391,439
Pharmaceuticals, Biotechnology & Life Sciences	3,184,688	10,952,808	—	14,137,496
Thailand(a)	—	1,383,519	—	1,383,519
Food & Staples Retailing	1,167,927	—	—	1,167,927
Food, Beverage & Tobacco	1,628,654	—	—	1,628,654
Media	307,660	—	—	307,660
Retailing	1,322,510	—	—	1,322,510
Telecommunication Services	1,609,210	—	—	1,609,210
United Kingdom(a)	—	202,399,246	—	202,399,246
Commercial & Professional Supplies	649,083	25,305,823	—	25,954,906
Food, Beverage & Tobacco	14,343,162	16,783,558	—	31,126,720
Insurance	1,215,528	7,668,123	—	8,883,651
Materials	9,035,680	49,501,578	—	58,537,258
Retailing	3,774,798	4,304,053	—	8,078,851
United States(a)	5,874,108	—	—	5,874,108
Preferred Stock(a)	—	2,062,510	—	2,062,510
Brazil	2,936,023	—	—	2,936,023
United Kingdom	—	—	40,454	40,454
Other Investment Company(a)	40,954,017	—	—	40,954,017
Rights(a)	—	—	106,617	106,617
Short-Term Investments(a)	—	2,404,785	—	2,404,785
Corporate Bond(a)	—	—	60,756	60,756

Total	$334,959,120	$1,293,941,322	$269,806	$1,629,170,248

Other Financial Instruments
Futures Contracts*	$440,074	$—	$—	$440,074
Forward Foreign Currency Exchange Contracts*	2,570,865	—	—	2,570,865

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts*	($79,458)	$—	$—	($79,458)
Forward Foreign Currency Exchange Contracts*	(1,207,812)	—	—	(1,207,812)

*	Futures contracts and forward foreign currency exchange contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

52 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in					Balance
	as of	Accrued	Realized	Unrealized			Gross	Gross	as of
	October 31,	Discounts	Gains	Gains	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2011	(Premiums)	(Losses)	(Losses)	Purchases	Sales	in**	out**	2012

Common Stock
Hong Kong	$82,530	$—	$—	($20,551)	$—	$—	$—	$—	$61,979
United Kingdom	27,850	—	(496)	(147)	—	(27,207)	—	—	—
Preferred Stock
United Kingdom	—	—	—	226	40,228	—	—	—	40,454
Corporate Bonds
Brazil	67,455	(157)	—	(6,542)	—	—	—	—	60,756
Rights
Portugal	—	—	—	(1,036)	5,792	—	—	—	4,756
Thailand	—	—	—	101,861	—	—	—	—	101,861

Total	$177,835	($157)	($496)	$73,811	$46,020	($27,207)	$—	$—	$269,806

**	All security transfers in and out of Level 3 from Level 1 or Level 2 were the result of fair valued securities for which no quoted value was available.

There were no significant transfers between Level 1 and Level 2 for the period ended April 30, 2012.

All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying statements of operations. Changes in net unrealized gains (losses) for Level 3 investment held by the fund at April 30, 2012 are $73,958.

See financial notes 53

 Laudus International MarketMasters Fund

Statement of
Assets and Liabilities
As of April 30, 2012; unaudited

Assets

Investments, at value (cost $1,371,169,412)		$1,629,170,248
Foreign currency, at value (cost $3,468,748)		3,489,008
Cash		30,084
Receivables:
Investments sold		6,242,910
Dividends		6,168,697
Fund shares sold		4,737,879
Foreign tax reclaims		839,678
Interest		8,478
Unrealized gains on forward foreign currency exchange contracts		2,570,865
Prepaid expenses	+	234,630

Total assets		1,653,492,477

Liabilities

Payables:
Investments bought		6,852,538
Investment adviser and administrator fees		172,454
Shareholder service fees		360,021
Fund shares redeemed		1,215,409
Due to brokers for futures		165,477
Foreign capital gains tax		112,988
Unrealized losses on forward foreign currency exchange contracts	+	1,207,812

Total liabilities		10,086,699

Net Assets

Total assets		1,653,492,477
Total liabilities	−	10,086,699

Net assets		$1,643,405,778

Net Assets by Source
Capital received from investors		1,793,406,495
Distributions in excess of net investment income		(5,648,621)
Net realized capital losses		(404,085,516)
Net unrealized capital gains		259,733,420

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Investor Shares	$617,762,456		33,215,487		$18.60
Select Shares	$1,025,643,322		55,174,449		$18.59

54 See financial notes

 Laudus International MarketMasters Fund

Statement of
Operations
For November 1, 2011 through April 30, 2012; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $1,447,941)		$18,292,877
Interest (net of foreign withholding taxes of $618)	+	9,127

Total investment income		18,302,004

Expenses

Investment adviser and administrator fees		9,999,318
Shareholder service fees:
Investor Shares		766,908
Select Shares		446,318
Custodian fees		471,291
Transfer agent fees		100,579
Portfolio accounting fees		63,600
Shareholder reports		62,366
Professional fees		46,785
Registration fees		30,888
Trustees’ fees		9,078
Interest expense		169
Other expenses	+	34,470

Total expenses		12,031,770
Expense reduction by CSIM and its affiliates	−	100,790
Custody credits	−	15

Net expenses	−	11,930,965

Net investment income		6,371,039

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(12,941,368)
Net realized gains on futures contracts		4,062,565
Net realized gains on foreign currency transactions	+	7,659,747

Net realized losses		(1,219,056)
Net unrealized gains on investments (net of foreign capital gain tax of ($112,988))		115,572,469
Net unrealized losses on futures contracts		(2,138,949)
Net unrealized losses on foreign currency translations	+	(2,716,086)

Net unrealized gains	+	110,717,434

Net realized and unrealized gains		109,498,378

Increase in net assets resulting from operations		$115,869,417

See financial notes 55

 Laudus International MarketMasters Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/11-4/30/12			11/1/10-10/31/11
Net investment income		$6,371,039	$16,424,222
Net realized gains (losses)		(1,219,056)	111,994,929
Net unrealized gains (losses)	+	110,717,434	(183,591,536)

Increase (Decrease) in net assets from operations		115,869,417	(55,172,385)

Distributions to Shareholders

Distributions from net investment income
Investor Shares		(5,407,664)	(9,898,208)
Select Shares	+	(9,563,990)	(12,886,046)

Total distributions from net investment income		($14,971,654)	($22,784,254)

Transactions in Fund Shares

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		827,748	$14,594,400	5,069,725	$93,748,039
Select Shares	+	8,030,157	140,734,485	14,896,939	281,255,337

Total shares sold		8,857,905	$155,328,885	19,966,664	$375,003,376

Shares Reinvested
Investor Shares		313,230	$4,983,484	484,093	$9,134,831
Select Shares	+	403,057	6,404,578	489,574	9,233,362

Total shares reinvested		716,287	$11,388,062	973,667	$18,368,193

Shares Redeemed
Investor Shares		(6,039,877)	($107,452,691)	(13,644,152)	($260,043,586)
Select Shares	+	(8,268,239)	(142,591,904)	(11,964,535)	(226,246,386)

Total shares redeemed		(14,308,116)	($250,044,595)	(25,608,687)	($486,289,972)

Net transactions in fund shares		(4,733,924)	($83,327,648)	(4,668,356)	($92,918,403)

Shares Outstanding and Net Assets

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		93,123,860	$1,625,835,663	97,792,216	$1,796,710,705
Total increase or decrease	+	(4,733,924)	17,570,115	(4,668,356)	(170,875,042)

End of period		88,389,936	$1,643,405,778	93,123,860	$1,625,835,663

(Distributions in excess of net investment income)/Net investment income not yet distributed			($5,648,621)		$2,951,994

56 See financial notes

 Laudus MarketMasters Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)	Schwab Financial Services Fund
Laudus Small-Cap MarketMasters Fund	Schwab Health Care Fund
Laudus International MarketMasters Fund	Schwab International Core Equity Fund
Schwab S&P 500 Index Fund	Schwab Target 2010 Fund
Schwab Small-Cap Index Fund	Schwab Target 2015 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2020 Fund
Schwab International Index Fund	Schwab Target 2025 Fund
Schwab MarketTrack All Equity Portfolio	Schwab Target 2030 Fund
Schwab MarketTrack Growth Portfolio	Schwab Target 2035 Fund
Schwab MarketTrack Balanced Portfolio	Schwab Target 2040 Fund
Schwab MarketTrack Conservative Portfolio	Schwab Fundamental US Large Company Index Fund
Schwab Balanced Fund	Schwab Fundamental US Small-Mid Company Index Fund
Schwab Premier Equity Fund	Schwab Fundamental International Large Company Index Fund
Schwab Core Equity Fund	Schwab Fundamental International Small-Mid Company Index Fund
Schwab Dividend Equity Fund	Schwab Fundamental Emerging Markets Index Fund
Schwab Large-Cap Growth Fund	Schwab Monthly Income Fund-Moderate Payout
Schwab Small-Cap Equity Fund	Schwab Monthly Income Fund-Enhanced Payout
Schwab Hedged Equity Fund	Schwab Monthly Income Fund-Maximum Payout

Each of the Laudus MarketMasters Funds offers two share classes: Investor Shares and Select Shares®. Shares of each class represent an interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold (subject to a redemption fee, see financial note 10) at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund or share class, as applicable. Each share has a par value of 1/1,000 of a cent, and the Board of Trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended, when a security’s primary pricing source is unable or unwilling to provide a price, or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	International fair valuation: The Board of Trustees has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have

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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Futures and forward foreign currency exchange contracts: valued at their settlement prices as of the close of their exchanges (for futures) or at a value based on that day’s exchange rates (for forwards).

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted prices for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds

58

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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.

The levels associated with valuing the funds’ investments for the period ended April 30, 2012 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses until the contract is closed, at which time the gains or losses are realized. Futures are traded publicly on exchanges, and their market value changes daily.

Forward Foreign Currency Exchange Contracts: “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. The value of the forward foreign currency exchange contracts are accounted for as unrealized gains or losses until the contracts settle, at which time the gains or losses are realized.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the funds on the sale of securities in certain foreign countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly. A fund records the daily change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

 59

 Laudus MarketMasters Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year.

(g) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Foreign Taxes:

The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges, capital gains on investments on currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of April 30, 2012, if any, are reflected in the funds’ Statement of Assets and Liabilities.

(k) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(l) New Accounting Pronouncements:

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Updates (“ASU”) related to accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new and existing transfers that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, the FASB issued an update to requirements relating to “Fair Value Measurement which represents amendments to achieve common fair value measurement and disclosure requirements in US GAAP and IFRS.” The amendments include (i) those that clarify the FASB’s intent about the application of existing fair value measurement and disclosure requirements and (ii) those that change a particular principle or requirement for measuring fair value or for disclosing information about fair

60

 Laudus MarketMasters Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

value measurements. The amendments that change a particular principle or requirement for measuring fair value or disclosing information about fair value measurements relate to (i) measuring the fair value of the financial instruments that are managed within a portfolio; (ii) application of premium and discount in a fair value measurement; and (iii) additional disclosures about fair value measurements. The update is effective for annual periods beginning after December 15, 2011 with early adoption prohibited.

At this time, management is evaluating the implications of these changes and their impact on the financial statements.

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in a fund will fluctuate, which means that you could lose money.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

The fund’s investment managers attempt to reduce the impact of the performance of any given investment style by investing in both value and growth style stocks. But whenever value stocks fall out of favor with investors, they may underperform growth stocks, and vice versa.

Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — a fund’s small-cap holdings could reduce performance.

As with all actively managed funds, the strategies of the fund’s managers — its investment adviser and investment managers — may not achieve their desired results.

Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more vulnerable to adverse business or economic events than larger, more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments — small-cap stocks, for instance — a fund’s large- and mid-cap holdings could reduce performance.

A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a fund’s investments in emerging market countries.

As a result of the fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar. If such an event occurs, the dollar value of an investment in the fund would be adversely affected.

A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on a fund.

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Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Although CSIM monitors and seeks to coordinate the overall management of a fund, each investment manager makes investment decisions independently, and it is possible that the investment styles of the investment managers may not complement one another. As a result, a fund’s exposure to a given stock, industry or investment style could unintentionally be smaller or larger than if a fund had a single manager.

A particular investment may be difficult to purchase or sell. A fund may be unable to sell illiquid securities at an advantageous time or price.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the following funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

	Laudus Small-Cap	Laudus International
% of Average Daily Net Assets	MarketMasters Fund	MarketMasters Fund

First $500 million	1.17%	1.29%
$500 million to $1 billion	1.13%	1.275%
Over $1 billion	1.07%	1.25%

The Board of Trustees has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25% for Investor Shares and 0.20% for Select Shares. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than 0.25% for Investor Shares and 0.20% for Select Shares of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Although these agreements specify certain fees for these services, CSIM and Schwab have made an additional agreement (“expense limitation”) with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the funds’ Board of Trustees, to limit the total annual fund operating expenses, excluding interest, taxes and certain non-routine expenses. The expense limitation as a percentage of average daily net assets is as follows:

	Laudus Small-Cap	Laudus International
	MarketMasters Fund	MarketMasters Fund

Investor Shares	1.46%	1.65%
Select Shares	1.31%	1.47%

Effective June 6, 2012, the expense limitation for the Investor Shares and Select Shares of Laudus Small-Cap MarketMasters Fund will be reduced to 1.35% and 1.20%, respectively, and the expense limitation for the Investor Shares and Select Shares of Laudus International MarketMasters Fund will be reduced to 1.40% and 1.25%, respectively.

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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Certain Schwab Funds may own shares of other Schwab Funds. The table below reflects the percentage of each fund shares in this report owned by other Schwab Funds as of April 30, 2012.

	Laudus Small-Cap	Laudus International
	MarketMasters Fund	MarketMasters Fund

Schwab Target Funds:
Schwab Target 2010 Fund	0.8%	0.1%
Schwab Target 2015 Fund	1.0%	0.2%
Schwab Target 2020 Fund	5.8%	1.0%
Schwab Target 2025 Fund	2.9%	0.5%
Schwab Target 2030 Fund	10.5%	1.8%
Schwab Target 2035 Fund	2.6%	0.4%
Schwab Target 2040 Fund	11.5%	1.9%
Schwab Monthly Income Funds:
Schwab Monthly Income Fund - Moderate Payout	—%	0.1%
Schwab Monthly Income Fund - Enhanced Payout	—%	0.1%

Schwab Balanced Fund	7.8%	—%

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended April 30, 2012, the funds had no direct security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

5. Transfer Agent Services:

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agent services for each fund.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

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Financial Notes, unaudited (continued)

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended April 30, 2012, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Laudus Small-Cap MarketMasters Fund	$10,908,615	$222,436,409
Laudus International MarketMasters Fund	560,979,290	636,601,176

9. Derivatives:

The funds entered into equity index futures contracts (“futures”) during the report period. The funds invested in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The fair value and due to brokers for futures contracts held at April 30, 2012 and the realized/unrealized gains (losses) on futures contracts held during the period ended April 30, 2012 are presented on the face of the Portfolio Holdings, Statement of Assets and Liabilities and Statement of Operations, respectively. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period, the monthly average contract values of futures contracts held by the funds and the monthly average number of contracts were as follows:

	Contract Values	Number of Contracts

Laudus Small-Cap MarketMasters Fund	$9,101,037	119
Laudus International MarketMasters Fund	57,089,095	306

The Laudus International MarketMasters Fund also invested in forward foreign currency exchange contracts (“forwards”) during the report period. The fund invested in forwards in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates. Refer to financial note 2(b) for the fund’s accounting policy with respect to forwards and financial note 3 for disclosures concerning the risks of investing in forwards. During the period, the monthly average notional amount and the monthly average unrealized gains (losses) in forwards were $215,087,367 and $5,177,762, respectively.

As of April 30, 2012, the derivatives contracts held by the Laudus International MarketMasters Fund, categorized by primary risk exposure, were:

Asset Derivatives	Fair Value

Equity Index - Futures Contracts[1]	$360,616
Forward Foreign Currency Exchange Contracts[2]	2,570,865

Total	$2,931,481

Liability Derivatives	Fair Value

Forward Foreign Currency Exchange Contracts[3]	$1,207,812

[1]	Includes cumulative unrealized gains of futures contracts as reported in the Schedule of Portfolio Holdings. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
[2]	Statement of Assets and Liabilities location: Unrealized gains on forward foreign currency exchange contracts.
[3]	Statement of Assets and Liabilities location: Unrealized losses on forward foreign currency exchange contracts.

During the period ending April 30, 2012, the derivatives held by the Laudus International MarketMasters Fund, categorized by primary risk exposure, were:

	Equity Index	Forward Foreign Currency
	Futures Contracts	Exchange Contracts

Realized Gain (Losses)[1]	$4,062,565	$7,378,355
Change in Unrealized Gains (Losses)[2]	(2,138,949)	(2,780,566)

[1]	Statement of Operations location: Net realized gains/losses on futures contracts and net realized gains/losses on foreign currency transactions.
[2]	Statement of Operations location: Net unrealized gains/losses on futures contracts and net unrealized gains/losses on foreign currency translations.

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Financial Notes, unaudited (continued)

10. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds in the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

	Current Period	Prior Period
	(11/1/11-4/30/12)	(11/1/10-10/31/11)

Laudus Small-Cap MarketMasters Fund	$272	$3,545
Laudus International MarketMasters Fund	4,190	32,578

11. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains, for federal income tax purposes. As of October 31, 2011, the following funds had capital loss carryforwards available to offset future net capital gains before the expiration dates:

	Laudus Small-Cap	Laudus International
Expiration Date	MarketMasters Fund	MarketMasters Fund

October 31, 2016	$3,679,494	$4,009,455
October 31, 2017	59,667,102	366,649,297

Total	$63,346,596	$370,658,752

For the year ended October 31, 2011, the funds had capital losses utilized as follows:

	Laudus Small-Cap	Laudus International
	MarketMasters Fund	MarketMasters Fund

Capital losses utilized	$55,366,378	$111,719,333

As of October 31, 2011, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2011, the funds did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by the President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010. The funds have adopted the noted provisions of the Act for the period ending April 30, 2012.

 65

 Laudus MarketMasters Funds

Financial Notes, unaudited (continued)

12. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

66

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Capital Trust which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 92 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	75	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	75	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	75	Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Ditech Networks Corporation (1997 – Jan. 2012)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Capital Trust since 2011.)	Private Investor.	75	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Capital Trust since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	75	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	75	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

 67

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	75	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1993.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	75	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	92	None

68

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer (Dec. 2010 – present) and Chief Investment Officer (Dec. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Capital Trust since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Capital Trust since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies, State Street Research (August 2003 – Jan. 2005).

David Lekich 1964 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 2011.)	Senior Vice President, Charles Schwab & Co., Inc., (Sept. 2011 – present); Senior Vice President, Chief Counsel, Charles Schwab Investment Management Inc. (Sept. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Sept. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Sept. 2011); Secretary, Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 69

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

gross domestic product (GDP) The output of goods and services produced by labor and property located in the United States.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

70

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Laudus Funds’ website at www.laudusfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Laudus Funds at 1-800-447-3332.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.laudusfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Laudus Fundstm

Laudus Growth Investors
Laudus Growth Investors U.S. Large Cap Growth Fund

Laudus MarketMasters Fundstm
Laudus International MarketMasters Fundtm
Laudus Small-Cap MarketMasters Fundtm

Laudus Mondrian Fundstm
Laudus Mondrian Emerging Markets Fund
Laudus Mondrian Global Equity Fund
Laudus Mondrian International Fixed Income Fund

Laudus Mondrian Institutional Fundstm
Laudus Mondrian Institutional Emerging Markets Fund
Laudus Mondrian Institutional International Equity Fund

The Laudus Funds includes the Laudus Growth Investors U.S. Large Cap Growth Fund and the Laudus Mondrian Funds, which are part of the Laudus Trust and Laudus Institutional Trust and distributed by ALPS Distributors Inc.; and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust, and distributed by Charles Schwab & Co., Inc. Charles Schwab & Co., Inc. and ALPS Distributors Inc. are unaffiliated entities.

For More Information about the Funds:

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Laudus MarketMasters Funds
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

© 2012 Charles Schwab & Co., Inc. All rights reserved. Member SIPC®. Printed on recycled paper.	MFR13563-15

COMMAND PERFORMANCETM

Item 2: Code of Ethics.
Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.
Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for the Schwab Fundamental US Large Company Index Fund, Schwab Fundamental US Small-Mid Company Index Fund, Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small-Mid Company Index Fund, Schwab Fundamental Emerging Markets Index Fund, Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund are filed under this Item.

 Schwab S&P 500 Index Fund

Portfolio Holdings as of April 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

98.6%		Common Stock	9,105,724,184	12,224,127,212
1.3%		Short-Term Investments	161,349,372	161,349,372

99.9%		Total Investments	9,267,073,556	12,385,476,584
0.2%		Collateral Invested for Securities on Loan	19,347,114	19,347,114
(0	.1)%	Other Assets and Liabilities, Net		(1,499,570)

100.0%		Net Assets		12,403,324,128

	Number	Value
Security	of Shares	($)

Common Stock 98.6% of net assets

Automobiles & Components 0.7%
BorgWarner, Inc. *	102,800	8,125,312
Ford Motor Co.	3,682,797	41,541,950
Harley-Davidson, Inc.	231,470	12,112,825
Johnson Controls, Inc.	649,059	20,750,416
The Goodyear Tire & Rubber Co. *	233,336	2,562,030

		85,092,533

Banks 2.9%
BB&T Corp.	692,113	22,175,301
Comerica, Inc.	188,270	6,028,405
Fifth Third Bancorp	904,029	12,864,333
First Horizon National Corp.	238,860	2,192,735
Hudson City Bancorp, Inc.	481,992	3,402,864
Huntington Bancshares, Inc.	821,893	5,498,464
KeyCorp	941,198	7,567,232
M&T Bank Corp.	121,098	10,447,124
People’s United Financial, Inc.	343,300	4,236,322
PNC Financial Services Group, Inc.	506,278	33,576,357
Regions Financial Corp.	1,354,945	9,132,329
SunTrust Banks, Inc.	501,716	12,181,664
U.S. Bancorp	1,872,428	60,236,009
Wells Fargo & Co.	5,093,509	170,276,006
Zions Bancorp	174,698	3,562,092

		363,377,237

Capital Goods 8.1%
3M Co.	667,919	59,685,242
Caterpillar, Inc.	625,062	64,237,622
Cooper Industries plc	154,700	9,679,579
Cummins, Inc.	182,562	21,146,157
Danaher Corp.	544,974	29,548,490
Deere & Co.	395,286	32,555,755
Dover Corp.	174,270	10,919,758
Eaton Corp.	338,678	16,317,506
Emerson Electric Co.	713,815	37,503,840
Fastenal Co.	283,398	13,268,694
Flowserve Corp.	50,100	5,757,993
Fluor Corp.	160,582	9,273,611
General Dynamics Corp.	338,960	22,879,800
General Electric Co.	10,258,352	200,858,532
Goodrich Corp.	119,596	15,004,514
Honeywell International, Inc.	744,229	45,144,931
Illinois Tool Works, Inc.	466,036	26,741,146
Ingersoll-Rand plc	300,000	12,756,000
Jacobs Engineering Group, Inc. *	119,534	5,239,175
Joy Global, Inc.	100,000	7,077,000
L-3 Communications Holdings, Inc.	105,783	7,779,282
Lockheed Martin Corp.	257,891	23,349,451
Masco Corp.	347,388	4,578,574
Northrop Grumman Corp.	242,467	15,343,312
PACCAR, Inc.	343,250	14,746,020
Pall Corp.	107,030	6,380,058
Parker Hannifin Corp.	155,336	13,621,414
Precision Castparts Corp.	139,327	24,573,103
Quanta Services, Inc. *	231,900	5,129,628
Raytheon Co.	331,388	17,941,346
Rockwell Automation, Inc.	132,521	10,249,174
Rockwell Collins, Inc.	147,405	8,238,466
Roper Industries, Inc.	97,200	9,904,680
Snap-on, Inc.	58,282	3,644,956
Stanley Black & Decker, Inc.	157,781	11,543,258
Textron, Inc.	259,904	6,923,843
The Boeing Co.	715,754	54,969,907
Tyco International Ltd.	454,200	25,494,246
United Technologies Corp.	888,535	72,539,997
W.W. Grainger, Inc.	57,927	12,038,389
Xylem, Inc.	173,800	4,845,544

		999,429,993

Commercial & Professional Supplies 0.5%
Avery Dennison Corp.	103,076	3,296,370
Cintas Corp.	111,376	4,362,598
Equifax, Inc.	119,661	5,482,867
Iron Mountain, Inc.	190,400	5,782,448
Pitney Bowes, Inc.	196,591	3,367,604
R.R. Donnelley & Sons Co. (b)	194,869	2,437,811
Republic Services, Inc.	299,934	8,209,194
Robert Half International, Inc.	123,342	3,675,592
Stericycle, Inc. *	80,700	6,988,620
The Dun & Bradstreet Corp.	46,500	3,616,770
Waste Management, Inc.	454,916	15,558,127

		62,778,001

See financial notes 1

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Durables & Apparel 1.1%
Coach, Inc.	278,728	20,391,741
D.R. Horton, Inc.	260,616	4,261,072
Fossil, Inc. *	50,000	6,533,500
Harman International Industries, Inc.	64,756	3,210,602
Hasbro, Inc.	107,917	3,964,871
Leggett & Platt, Inc.	157,894	3,437,352
Lennar Corp., Class A	151,118	4,192,013
Mattel, Inc.	321,294	10,795,478
Newell Rubbermaid, Inc.	276,450	5,031,390
NIKE, Inc., Class B	354,362	39,642,477
PulteGroup, Inc. *	328,586	3,233,286
Ralph Lauren Corp.	61,126	10,530,176
VF Corp.	83,891	12,755,627
Whirlpool Corp.	76,122	4,873,330

		132,852,915

Consumer Services 2.1%
Apollo Group, Inc., Class A *	109,790	3,866,804
Carnival Corp.	433,221	14,075,350
Chipotle Mexican Grill, Inc. *	30,000	12,424,500
Darden Restaurants, Inc.	128,248	6,422,660
DeVry, Inc.	57,700	1,855,055
H&R Block, Inc.	286,205	4,207,213
International Game Technology	280,660	4,372,683
Marriott International, Inc., Class A	267,172	10,443,753
McDonald’s Corp.	983,838	95,875,013
Starbucks Corp.	724,662	41,581,106
Starwood Hotels & Resorts Worldwide, Inc.	192,168	11,376,346
Wyndham Worldwide Corp.	148,464	7,473,678
Wynn Resorts Ltd.	74,700	9,964,980
Yum! Brands, Inc.	444,985	32,363,759

		256,302,900

Diversified Financials 5.9%
American Express Co.	975,741	58,749,366
Ameriprise Financial, Inc.	215,714	11,693,856
Bank of America Corp.	10,433,211	84,613,341
BlackRock, Inc.	99,400	19,043,052
Capital One Financial Corp.	528,974	29,347,478
Citigroup, Inc.	2,828,847	93,465,105
CME Group, Inc.	63,537	16,889,405
Discover Financial Services	524,873	17,793,195
E*TRADE Financial Corp. *	243,719	2,590,733
Federated Investors, Inc., Class B (b)	76,906	1,698,084
Franklin Resources, Inc.	139,335	17,487,936
IntercontinentalExchange, Inc. *	67,958	9,041,132
Invesco Ltd.	436,147	10,833,891
JPMorgan Chase & Co.	3,687,331	158,481,486
Legg Mason, Inc.	143,998	3,754,028
Leucadia National Corp.	177,151	4,403,974
Moody’s Corp.	188,529	7,720,263
Morgan Stanley	1,462,254	25,267,749
Northern Trust Corp.	225,818	10,746,679
NYSE Euronext	245,500	6,321,625
SLM Corp.	494,418	7,332,219
State Street Corp.	466,026	21,539,722
T. Rowe Price Group, Inc.	243,179	15,348,243
The Bank of New York Mellon Corp.	1,163,073	27,506,676
The Charles Schwab Corp. (a)	1,085,681	15,525,238
The Goldman Sachs Group, Inc.	484,569	55,798,120
The NASDAQ OMX Group, Inc. *	119,900	2,945,943

		735,938,539

Energy 11.1%
Alpha Natural Resources, Inc. *	196,430	3,168,416
Anadarko Petroleum Corp.	478,509	35,031,644
Apache Corp.	369,206	35,421,624
Baker Hughes, Inc.	419,963	18,524,568
Cabot Oil & Gas Corp.	199,600	7,013,944
Cameron International Corp. *	234,100	11,997,625
Chesapeake Energy Corp.	635,866	11,725,369
Chevron Corp.	1,909,634	203,490,599
ConocoPhillips	1,242,590	89,006,721
CONSOL Energy, Inc.	212,018	7,047,478
Denbury Resources, Inc. *	377,200	7,181,888
Devon Energy Corp.	387,858	27,091,881
Diamond Offshore Drilling, Inc.	65,300	4,476,315
El Paso Corp.	733,471	21,762,085
EOG Resources, Inc.	267,306	29,352,872
EQT Corp.	140,100	6,979,782
Exxon Mobil Corp.	4,560,241	393,731,208
FMC Technologies, Inc. *	230,000	10,810,000
Halliburton Co.	912,468	31,224,655
Helmerich & Payne, Inc.	118,300	6,079,437
Hess Corp.	293,240	15,289,534
Marathon Oil Corp.	670,652	19,676,929
Marathon Petroleum Corp.	335,326	13,952,915
Murphy Oil Corp.	184,892	10,163,513
Nabors Industries Ltd. *	287,890	4,793,369
National Oilwell Varco, Inc.	415,524	31,480,098
Newfield Exploration Co. *	120,000	4,308,000
Noble Corp. *	258,800	9,849,928
Noble Energy, Inc.	167,684	16,654,375
Occidental Petroleum Corp.	786,450	71,739,969
Peabody Energy Corp.	261,564	8,137,256
Pioneer Natural Resources Co.	119,800	13,875,236
QEP Resources, Inc.	162,691	5,012,510
Range Resources Corp.	150,900	10,058,994
Rowan Cos., Inc. *	126,263	4,359,861
Schlumberger Ltd.	1,293,715	95,916,030
Southwestern Energy Co. *	326,100	10,298,238
Spectra Energy Corp.	617,509	18,982,227
Sunoco, Inc.	109,001	5,372,659
Tesoro Corp. *	164,807	3,831,763
The Williams Cos., Inc.	568,398	19,342,584
Valero Energy Corp.	549,440	13,571,168
WPX Energy, Inc. *	182,099	3,199,479

		1,370,984,746

Food & Staples Retailing 2.2%
Costco Wholesale Corp.	420,492	37,074,780
CVS Caremark Corp.	1,258,851	56,169,931

2 See financial notes

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Safeway, Inc.	275,696	5,604,900
Sysco Corp.	563,357	16,281,017
The Kroger Co.	562,047	13,078,834
Wal-Mart Stores, Inc.	1,687,102	99,387,179
Walgreen Co.	838,911	29,412,220
Whole Foods Market, Inc.	155,816	12,943,635

		269,952,496

Food, Beverage & Tobacco 6.3%
Altria Group, Inc.	1,982,091	63,843,151
Archer-Daniels-Midland Co.	633,199	19,521,525
Beam, Inc.	161,179	9,151,744
Brown-Forman Corp., Class B	94,128	8,127,953
Campbell Soup Co.	168,411	5,697,344
Coca-Cola Enterprises, Inc.	295,862	8,911,363
ConAgra Foods, Inc.	401,749	10,373,159
Constellation Brands, Inc., Class A *	175,065	3,781,404
Dean Foods Co. *	154,970	1,903,032
Dr Pepper Snapple Group, Inc.	203,200	8,245,856
General Mills, Inc.	634,980	24,694,372
H.J. Heinz Co.	303,643	16,187,208
Hormel Foods Corp.	119,300	3,466,858
Kellogg Co.	234,434	11,855,327
Kraft Foods, Inc., Class A	1,715,154	68,383,190
Lorillard, Inc.	129,697	17,546,707
McCormick & Co., Inc. - Non Voting Shares	132,602	7,413,778
Mead Johnson Nutrition Co.	205,300	17,565,468
Molson Coors Brewing Co., Class B	147,030	6,113,507
PepsiCo, Inc.	1,517,163	100,132,758
Philip Morris International, Inc.	1,665,946	149,118,827
Reynolds American, Inc.	327,596	13,375,745
Sara Lee Corp.	573,042	12,629,846
The Coca-Cola Co.	2,186,128	166,845,289
The Hershey Co.	145,128	9,725,027
The JM Smucker Co.	106,275	8,462,678
Tyson Foods, Inc., Class A	277,090	5,056,893

		778,130,009

Health Care Equipment & Services 3.8%
Aetna, Inc.	347,780	15,316,231
AmerisourceBergen Corp.	247,246	9,200,024
Baxter International, Inc.	538,489	29,837,675
Becton, Dickinson & Co.	202,390	15,877,496
Boston Scientific Corp. *	1,434,274	8,978,555
C.R. Bard, Inc.	84,773	8,389,136
Cardinal Health, Inc.	330,733	13,980,084
CareFusion Corp. *	207,066	5,365,080
Cerner Corp. *	137,400	11,141,766
Cigna Corp.	274,508	12,690,505
Coventry Health Care, Inc.	138,985	4,168,160
Covidien plc	462,400	25,538,352
DaVita, Inc. *	90,400	8,007,632
DENTSPLY International, Inc.	132,400	5,436,344
Edwards Lifesciences Corp. *	115,800	9,607,926
Express Scripts Holding Co. *	766,895	42,785,072
Humana, Inc.	159,403	12,860,634
Intuitive Surgical, Inc. *	37,800	21,855,960
Laboratory Corp. of America Holdings *	89,691	7,882,942
McKesson Corp.	234,575	21,442,501
Medtronic, Inc.	1,007,839	38,499,450
Patterson Cos., Inc.	103,047	3,512,872
Quest Diagnostics, Inc.	148,280	8,554,273
St. Jude Medical, Inc.	319,387	12,366,665
Stryker Corp.	317,640	17,333,615
Tenet Healthcare Corp. *	451,617	2,343,892
UnitedHealth Group, Inc.	1,011,410	56,790,671
Varian Medical Systems, Inc. *	110,706	7,020,975
WellPoint, Inc.	321,329	21,792,533
Zimmer Holdings, Inc.	177,223	11,152,643

		469,729,664

Household & Personal Products 2.2%
Avon Products, Inc.	423,620	9,150,192
Colgate-Palmolive Co.	459,397	45,452,739
Kimberly-Clark Corp.	387,795	30,430,274
The Clorox Co.	127,857	8,962,776
The Estee Lauder Cos., Inc., Class A	215,852	14,105,928
The Procter & Gamble Co.	2,664,990	169,599,963

		277,701,872

Insurance 3.5%
ACE Ltd.	321,700	24,439,549
Aflac, Inc.	445,773	20,077,616
American International Group, Inc. *	509,577	17,340,905
Aon plc	311,450	16,133,110
Assurant, Inc.	89,346	3,604,218
Berkshire Hathaway, Inc., Class B *	1,703,130	137,016,808
Cincinnati Financial Corp.	155,203	5,528,331
Genworth Financial, Inc., Class A *	496,064	2,981,345
Hartford Financial Services Group, Inc.	413,495	8,497,322
Lincoln National Corp.	294,671	7,299,001
Loews Corp.	286,616	11,788,516
Marsh & McLennan Cos., Inc.	541,179	18,102,438
MetLife, Inc.	1,009,977	36,389,471
Principal Financial Group, Inc.	307,867	8,518,680
Prudential Financial, Inc.	451,431	27,329,633
The Allstate Corp.	502,110	16,735,326
The Chubb Corp.	267,893	19,574,941
The Progressive Corp.	590,520	12,578,076
The Travelers Cos., Inc.	377,260	24,265,363
Torchmark Corp.	95,511	4,652,341
Unum Group	276,440	6,562,686
XL Group plc	312,199	6,715,400

		436,131,076

Materials 3.4%
Air Products & Chemicals, Inc.	203,601	17,405,849
Airgas, Inc.	62,700	5,745,828
Alcoa, Inc.	996,064	9,691,703
Allegheny Technologies, Inc.	101,170	4,344,240

See financial notes 3

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Ball Corp.	152,738	6,378,339
Bemis Co., Inc.	88,735	2,874,127
CF Industries Holdings, Inc.	66,225	12,785,398
Cliffs Natural Resources, Inc.	136,800	8,517,168
E.I. du Pont de Nemours & Co.	894,804	47,836,222
Eastman Chemical Co.	130,816	7,060,140
Ecolab, Inc.	284,528	18,121,588
FMC Corp.	67,100	7,411,195
Freeport-McMoran Copper & Gold, Inc.	927,140	35,509,462
International Flavors & Fragrances, Inc.	71,843	4,325,667
International Paper Co.	419,089	13,959,855
MeadWestvaco Corp.	155,750	4,955,965
Monsanto Co.	521,800	39,750,724
Newmont Mining Corp.	490,946	23,393,577
Nucor Corp.	312,900	12,268,809
Owens-Illinois, Inc. *	157,500	3,661,875
PPG Industries, Inc.	153,048	16,106,772
Praxair, Inc.	287,779	33,296,030
Sealed Air Corp.	183,368	3,516,998
Sigma-Aldrich Corp.	116,454	8,256,589
The Dow Chemical Co.	1,137,735	38,546,462
The Mosaic Co.	283,200	14,958,624
The Sherwin-Williams Co.	88,636	10,661,138
Titanium Metals Corp.	82,800	1,222,956
United States Steel Corp. (b)	134,613	3,813,586
Vulcan Materials Co.	123,471	5,285,793

		421,662,679

Media 3.1%
Cablevision Systems Corp., Class A	220,000	3,260,400
CBS Corp., Class B - Non Voting Shares	633,936	21,141,766
Comcast Corp., Class A	2,601,964	78,917,568
DIRECTV, Class A *	649,102	31,981,256
Discovery Communications, Inc., Class A *	255,000	13,877,100
Gannett Co., Inc.	207,114	2,862,315
News Corp., Class A	2,065,801	40,489,700
Omnicom Group, Inc.	257,747	13,224,999
Scripps Networks Interactive, Class A	91,193	4,579,712
The Interpublic Group of Cos., Inc.	454,565	5,368,413
The McGraw-Hill Cos., Inc.	266,867	13,121,850
The Walt Disney Co.	1,735,183	74,803,739
The Washington Post Co., Class B (b)	5,369	2,030,395
Time Warner Cable, Inc.	311,201	25,036,120
Time Warner, Inc.	930,674	34,863,048
Viacom Inc., Class B	534,353	24,788,636

		390,347,017

Pharmaceuticals, Biotechnology & Life Sciences 7.4%
Abbott Laboratories	1,529,086	94,895,077
Agilent Technologies, Inc.	333,666	14,074,032
Allergan, Inc.	289,758	27,816,768
Amgen, Inc.	760,959	54,111,794
Biogen Idec, Inc. *	231,991	31,089,114
Bristol-Myers Squibb Co.	1,634,364	54,538,727
Celgene Corp. *	421,213	30,714,852
Eli Lilly & Co.	977,123	40,443,121
Forest Laboratories, Inc. *	277,864	9,678,003
Gilead Sciences, Inc. *	722,875	37,596,729
Hospira, Inc. *	157,282	5,523,744
Johnson & Johnson	2,656,025	172,880,667
Life Technologies Corp. *	173,435	8,040,447
Merck & Co., Inc.	2,940,314	115,377,921
Mylan, Inc. *	404,751	8,787,144
PerkinElmer, Inc.	105,660	2,916,216
Perrigo Co.	95,800	10,049,420
Pfizer, Inc.	7,293,833	167,247,591
Thermo Fisher Scientific, Inc.	353,637	19,679,899
Waters Corp. *	92,152	7,750,905
Watson Pharmaceuticals, Inc. *	125,746	9,476,219

		922,688,390

Real Estate 2.1%
American Tower Corp.	377,000	24,723,660
Apartment Investment & Management Co., Class A	127,314	3,456,575
AvalonBay Communities, Inc.	90,399	13,144,015
Boston Properties, Inc.	139,976	15,152,402
CBRE Group, Inc., Class A *	307,440	5,782,946
Equity Residential	288,222	17,708,360
HCP, Inc.	398,000	16,497,100
Health Care REIT, Inc.	201,900	11,439,654
Host Hotels & Resorts, Inc.	669,511	11,140,663
Kimco Realty Corp.	378,159	7,340,066
Plum Creek Timber Co., Inc.	158,777	6,674,985
ProLogis, Inc.	461,289	16,504,921
Public Storage	143,278	20,526,006
Simon Property Group, Inc.	293,953	45,739,087
Ventas, Inc.	289,700	17,031,463
Vornado Realty Trust REIT	178,456	15,318,663
Weyerhaeuser Co.	510,240	10,388,486

		258,569,052

Retailing 4.1%
Abercrombie & Fitch Co., Class A	78,745	3,950,637
Amazon.com, Inc. *	350,580	81,299,502
AutoNation, Inc. (b)*	40,833	1,412,005
AutoZone, Inc. *	27,098	10,735,144
Bed Bath & Beyond, Inc. *	226,869	15,969,309
Best Buy Co., Inc.	296,557	6,545,013
Big Lots, Inc. *	72,567	2,658,855
CarMax, Inc. *	207,800	6,414,786
Dollar Tree, Inc. *	110,000	11,182,600
Expedia, Inc.	95,113	4,054,667
Family Dollar Stores, Inc.	108,430	7,324,446
GameStop Corp., Class A (b)	146,800	3,341,168
Genuine Parts Co.	142,838	9,253,046
J.C. Penney Co., Inc.	153,021	5,517,937
Kohl’s Corp.	243,310	12,197,130
Limited Brands, Inc.	227,535	11,308,489
Lowe’s Cos., Inc.	1,218,488	38,345,817
Macy’s, Inc.	399,926	16,404,965

4 See financial notes

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Netflix, Inc. *	58,300	4,672,162
Nordstrom, Inc.	151,296	8,451,395
O’Reilly Automotive, Inc. *	121,200	12,781,752
Priceline.com, Inc. *	47,538	36,167,861
Ross Stores, Inc.	230,000	14,165,700
Sears Holdings Corp. (b)*	44,826	2,410,742
Staples, Inc.	653,469	10,063,423
Target Corp.	642,708	37,238,502
The Gap, Inc.	325,062	9,264,267
The Home Depot, Inc.	1,491,550	77,247,374
The TJX Cos., Inc.	744,006	31,032,490
Tiffany & Co.	116,328	7,963,815
TripAdvisor, Inc. *	95,113	3,567,689
Urban Outfitters, Inc. *	111,100	3,217,456

		506,160,144

Semiconductors & Semiconductor Equipment 2.3%
Advanced Micro Devices, Inc. *	559,039	4,114,527
Altera Corp.	304,846	10,843,372
Analog Devices, Inc.	296,254	11,547,981
Applied Materials, Inc.	1,262,472	15,137,039
Broadcom Corp., Class A *	470,818	17,231,939
First Solar, Inc. (b)*	47,800	879,520
Intel Corp.	4,830,405	137,183,502
KLA-Tencor Corp.	160,681	8,379,514
Linear Technology Corp.	214,968	7,031,603
LSI Corp. *	573,376	4,609,943
Microchip Technology, Inc.	178,623	6,312,537
Micron Technology, Inc. *	940,775	6,199,707
Novellus Systems, Inc. *	66,111	3,090,689
NVIDIA Corp. *	601,582	7,820,566
Teradyne, Inc. *	168,449	2,899,008
Texas Instruments, Inc.	1,098,954	35,100,591
Xilinx, Inc.	269,163	9,792,150

		288,174,188

Software & Services 9.5%
Accenture plc, Class A	621,200	40,346,940
Adobe Systems, Inc. *	495,676	16,634,887
Akamai Technologies, Inc. *	169,341	5,520,517
Autodesk, Inc. *	214,381	8,440,180
Automatic Data Processing, Inc.	470,873	26,189,956
BMC Software, Inc. *	162,339	6,698,107
CA, Inc.	370,925	9,799,839
Citrix Systems, Inc. *	176,408	15,102,289
Cognizant Technology Solutions Corp., Class A *	289,448	21,222,327
Computer Sciences Corp.	144,040	4,041,762
eBay, Inc. *	1,126,469	46,241,552
Electronic Arts, Inc. *	305,892	4,704,619
Fidelity National Information Services, Inc.	232,234	7,819,319
Fiserv, Inc. *	132,652	9,324,109
Google, Inc., Class A *	245,375	148,508,311
International Business Machines Corp.	1,121,090	232,155,317
Intuit, Inc.	284,809	16,510,378
MasterCard, Inc., Class A	104,000	47,036,080
Microsoft Corp.	7,225,431	231,358,301
Oracle Corp.	3,786,586	111,287,762
Paychex, Inc.	305,065	9,450,914
Red Hat, Inc. *	180,900	10,783,449
SAIC, Inc.	252,000	3,064,320
Salesforce.com, Inc. *	130,527	20,326,970
Symantec Corp. *	692,550	11,440,926
Teradata Corp. *	161,371	11,260,468
Total System Services, Inc.	177,100	4,165,392
VeriSign, Inc.	149,825	6,159,306
Visa, Inc., Class A	483,700	59,485,426
Western Union Co.	630,625	11,590,887
Yahoo!, Inc. *	1,162,255	18,061,443

		1,174,732,053

Technology Hardware & Equipment 8.2%
Amphenol Corp., Class A	161,800	9,407,052
Apple, Inc. *	902,140	527,066,274
Cisco Systems, Inc.	5,241,228	105,610,744
Corning, Inc.	1,500,787	21,536,293
Dell, Inc. *	1,453,085	23,787,001
EMC Corp. *	2,000,645	56,438,196
F5 Networks, Inc. *	74,000	9,910,820
FLIR Systems, Inc.	149,700	3,362,262
Harris Corp.	129,300	5,888,322
Hewlett-Packard Co.	1,896,808	46,964,966
Jabil Circuit, Inc.	170,686	4,002,587
JDS Uniphase Corp. *	191,981	2,332,569
Juniper Networks, Inc. *	491,565	10,534,238
Lexmark International, Inc., Class A	83,508	2,513,591
Molex, Inc.	126,666	3,494,715
Motorola Mobility Holdings, Inc. *	255,681	9,925,536
Motorola Solutions, Inc.	282,922	14,437,509
NetApp, Inc. *	345,174	13,403,106
QUALCOMM, Inc.	1,633,165	104,261,254
SanDisk Corp. *	229,524	8,494,683
TE Connectivity Ltd.	416,600	15,189,236
Western Digital Corp. *	223,300	8,666,273
Xerox Corp.	1,284,866	9,996,258

		1,017,223,485

Telecommunication Services 2.9%
AT&T, Inc.	5,731,136	188,611,686
CenturyLink, Inc.	613,843	23,669,786
Crown Castle International Corp. *	240,000	13,586,400
Frontier Communications Corp. (b)	937,945	3,789,298
MetroPCS Communications, Inc. *	243,900	1,780,470
Sprint Nextel Corp. *	2,882,208	7,147,876
Verizon Communications, Inc.	2,738,878	110,595,893
Windstream Corp.	565,074	6,351,432

		355,532,841

Transportation 1.8%
C.H. Robinson Worldwide, Inc.	155,995	9,319,141
CSX Corp.	1,013,291	22,606,522

See financial notes 5

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Expeditors International of Washington, Inc.	199,300	7,972,000
FedEx Corp.	302,968	26,733,896
Norfolk Southern Corp.	325,292	23,723,546
Ryder System, Inc.	60,702	2,957,401
Southwest Airlines Co.	753,336	6,237,622
Union Pacific Corp.	464,175	52,191,837
United Parcel Service, Inc., Class B	923,318	72,148,069

		223,890,034

Utilities 3.4%
AGL Resources, Inc.	108,840	4,291,561
Ameren Corp.	230,420	7,555,472
American Electric Power Co., Inc.	469,202	18,223,806
CenterPoint Energy, Inc.	399,066	8,065,124
CMS Energy Corp.	237,984	5,471,252
Consolidated Edison, Inc.	295,865	17,589,174
Dominion Resources, Inc.	551,564	28,786,125
DTE Energy Co.	161,012	9,077,857
Duke Energy Corp.	1,280,498	27,441,072
Edison International	308,293	13,567,975
Entergy Corp.	173,453	11,371,579
Exelon Corp.	816,293	31,843,590
FirstEnergy Corp.	397,794	18,624,715
Integrys Energy Group, Inc.	71,494	3,906,432
NextEra Energy, Inc.	400,638	25,781,055
NiSource, Inc.	302,662	7,460,618
Northeast Utilities	298,700	10,983,199
NRG Energy, Inc. *	240,000	4,080,000
ONEOK, Inc.	100,200	8,606,178
Pepco Holdings, Inc.	205,700	3,891,844
PG&E Corp.	394,806	17,442,529
Pinnacle West Capital Corp.	104,861	5,070,029
PPL Corp.	573,970	15,698,080
Progress Energy, Inc.	280,959	14,952,638
Public Service Enterprise Group, Inc.	485,170	15,113,046
SCANA Corp.	113,900	5,253,068
Sempra Energy	240,269	15,555,015
TECO Energy, Inc.	194,819	3,510,638
The AES Corp. *	623,349	7,804,329
The Southern Co.	831,725	38,209,447
Wisconsin Energy Corp.	218,600	8,053,224
Xcel Energy, Inc.	497,586	13,464,677

		426,745,348

Total Common Stock
(Cost $9,105,724,184)		12,224,127,212

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 1.3% of net assets

Time Deposit 1.2%
Bank of America
0.03%, 05/01/12	148,350,643	148,350,643

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill
0.08%, 06/14/12 (c)(d)	13,000,000	12,998,729

Total Short-Term Investments
(Cost $161,349,372)		161,349,372

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.2% of net assets

Wells Fargo Advantage Government Money Market Fund	19,347,114	19,347,114

Total Collateral Invested for Securities on Loan
(Cost $19,347,114)		19,347,114

End of Collateral Invested for Securities on Loan.

At 04/30/12, tax basis cost of the fund’s investments was $9,311,633,508 and the unrealized appreciation and depreciation were $4,273,809,673 and ($1,199,966,597), respectively, with a net unrealized appreciation of $3,073,843,076.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 06/15/12	2,300	160,264,000	3,785,225

6 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings as of April 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

98.3%		Common Stock	1,314,574,537	1,615,955,126
0.0%		Rights	—	—
0.0%		Warrants	—	—
1.7%		Short-Term Investments	27,907,579	27,907,579

100.0%		Total Investments	1,342,482,116	1,643,862,705
5.4%		Collateral Invested for Securities on Loan	88,178,306	88,178,306
(5	.4)%	Other Assets and Liabilities, Net		(88,461,247)

100.0%		Net Assets		1,643,579,764

	Number	Value
Security	of Shares	($)

Common Stock 98.3% of net assets

Automobiles & Components 0.8%
American Axle & Manufacturing Holdings, Inc. *	89,400	866,286
Amerigon, Inc. *	39,700	567,710
Cooper Tire & Rubber Co.	83,223	1,244,184
Dana Holding Corp.	196,200	2,868,444
Dorman Products, Inc. *	14,500	692,810
Drew Industries, Inc. *	25,600	762,368
Exide Technologies *	103,700	298,656
Fuel Systems Solutions, Inc. *	22,300	522,935
Modine Manufacturing Co. *	62,300	492,170
Motorcar Parts of America, Inc. *	16,200	122,472
Shiloh Industries, Inc.	7,200	66,168
Spartan Motors, Inc.	44,700	194,445
Standard Motor Products, Inc.	26,400	397,848
Stoneridge, Inc. *	35,400	305,148
Superior Industries International, Inc.	31,400	537,254
Tenneco, Inc. *	81,000	2,497,230
Tower International, Inc. *	8,800	93,632
Winnebago Industries, Inc. *	39,000	380,250

		12,910,010

Banks 7.5%
1st Source Corp.	22,921	520,077
1st United Bancorp, Inc. *	36,500	221,190
Alliance Financial Corp.	6,400	195,264
Ameris Bancorp *	31,800	394,320
Ames National Corp.	11,100	245,088
Apollo Residential Mortgage, Inc.	31,600	573,540
Arrow Financial Corp.	13,600	325,584
Astoria Financial Corp.	116,500	1,128,885
BancFirst Corp.	10,416	434,347
Banco Latinoamericano de Comercio Exterior, S.A., Class E	37,300	777,705
BancorpSouth, Inc.	124,300	1,674,321
Bank Mutual Corp.	61,600	240,240
Bank of Kentucky Financial Corp.	7,700	194,117
Bank of Marin Bancorp	7,100	263,197
Bank of the Ozarks, Inc.	37,600	1,161,840
BankFinancial Corp.	28,200	187,812
Banner Corp.	22,100	485,095
BBCN Bancorp, Inc. *	99,600	1,093,608
Beneficial Mutual Bancorp, Inc. *	44,503	385,841
Berkshire Hills Bancorp, Inc.	27,800	630,782
BofI Holding, Inc. *	11,900	211,463
Boston Private Financial Holdings, Inc.	103,100	960,892
Bridge Bancorp, Inc.	9,000	175,320
Bridge Capital Holdings *	12,200	186,538
Brookline Bancorp, Inc.	102,522	920,648
Bryn Mawr Bank Corp.	14,500	311,605
Camden National Corp.	10,300	334,956
Cape Bancorp, Inc. *	15,400	125,356
Capital Bank Corp. *	22,400	51,520
Capital City Bank Group, Inc.	15,300	127,755
Cardinal Financial Corp.	38,800	468,316
Cascade Bancorp (c)*	3,871	22,026
Cathay General Bancorp	105,322	1,813,645
Center Bancorp, Inc.	16,200	171,234
Centerstate Banks, Inc.	40,200	323,208
Central Pacific Financial Corp. *	20,600	292,932
Century Bancorp, Inc., Class A	3,200	87,904
Charter Financial Corp.	3,029	27,261
Chemical Financial Corp.	36,803	812,242
Citizens & Northern Corp.	16,300	308,722
City Holding Co.	20,400	680,340
Clifton Savings Bancorp, Inc.	11,400	116,508
CNB Financial Corp.	16,500	271,260
CoBiz Financial, Inc.	43,600	272,500
Columbia Banking System, Inc.	52,900	1,083,921
Community Bank System, Inc.	52,200	1,467,864
Community Trust Bancorp, Inc.	18,600	594,270
CVB Financial Corp.	119,619	1,383,992
Dime Community Bancshares	41,700	577,962
Doral Financial Corp. *	96,500	176,595
Eagle Bancorp, Inc. *	22,400	398,496
Encore Bancshares, Inc. *	11,301	231,784
Enterprise Bancorp, Inc.	3,090	49,718
Enterprise Financial Services Corp.	21,300	257,517
ESB Financial Corp.	16,700	224,281
ESSA Bancorp, Inc.	15,200	148,200
F.N.B. Corp.	182,237	2,068,390
Federal Agricultural Mortgage Corp., Class C	13,200	301,752
Financial Institutions, Inc.	18,500	313,020
First Bancorp	20,200	202,404
First Bancorp, Inc.	9,496	137,787
First Busey Corp.	103,200	478,848

18 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
First Commonwealth Financial Corp.	140,556	903,775
First Community Bancshares, Inc.	21,300	285,207
First Connecticut Bancorp, Inc.	23,900	315,241
First Defiance Financial Corp.	13,000	223,340
First Financial Bancorp	77,989	1,310,995
First Financial Bankshares, Inc. (c)	42,131	1,425,713
First Financial Corp.	14,900	447,000
First Financial Holdings, Inc.	22,100	255,034
First Interstate BancSystem, Inc.	21,100	297,299
First Merchants Corp.	34,400	424,152
First Midwest Bancorp, Inc.	99,863	1,063,541
First PacTrust Bancorp, Inc.	13,600	149,464
FirstMerit Corp.	146,300	2,457,840
Flagstar Bancorp, Inc. *	336,700	293,064
Flushing Financial Corp.	42,000	547,260
Fox Chase Bancorp, Inc.	19,500	248,040
Franklin Financial Corp. *	18,600	267,468
German American Bancorp, Inc.	16,900	321,776
Glacier Bancorp, Inc.	96,311	1,435,034
Great Southern Bancorp, Inc.	13,600	326,944
Hampton Roads Bankshares, Inc. (c)*	15,500	48,980
Hancock Holding Co.	102,249	3,290,373
Hanmi Financial Corp. *	42,100	439,103
Heartland Financial USA, Inc.	17,800	329,656
Heritage Commerce Corp. *	27,900	188,046
Heritage Financial Corp.	21,000	275,100
Home Bancshares, Inc.	29,990	873,909
Home Federal Bancorp, Inc.	22,200	217,338
Home Loan Servicing Solutions Ltd.	8,000	110,880
HomeStreet, Inc. *	1,200	41,904
Hudson Valley Holding Corp.	20,900	383,097
IBERIABANK Corp.	39,600	2,022,372
Independent Bank Corp.	28,700	805,609
International Bancshares Corp.	71,000	1,400,830
Investors Bancorp, Inc. *	62,000	957,280
Kearny Financial Corp.	17,800	172,660
Lakeland Bancorp, Inc.	30,450	278,313
Lakeland Financial Corp.	21,700	565,068
MainSource Financial Group, Inc.	27,000	315,630
MB Financial, Inc.	72,924	1,507,339
Merchants Bancshares, Inc.	6,446	173,268
Meridian Interstate Bancorp, Inc. *	11,800	158,120
Metro Bancorp, Inc. *	18,600	215,202
MGIC Investment Corp. *	251,400	869,844
MidSouth Bancorp, Inc.	10,200	143,820
National Bankshares	9,300	276,303
National Penn Bancshares, Inc.	165,778	1,528,473
NBT Bancorp, Inc.	46,085	947,047
Northfield Bancorp, Inc. (c)	22,800	318,288
Northwest Bancshares, Inc.	142,109	1,750,783
OceanFirst Financial Corp.	19,600	285,572
Ocwen Financial Corp. *	127,400	1,899,534
Old National Bancorp	126,883	1,626,640
OmniAmerican Bancorp, Inc. *	15,900	318,795
Oriental Financial Group, Inc.	60,600	716,292
Oritani Financial Corp.	68,450	1,014,429
Orrstown Financial Services, Inc.	9,400	72,662
Pacific Capital Bancorp *	5,500	250,525
Pacific Continental Corp.	24,700	219,583
PacWest Bancorp	40,516	965,091
Park National Corp. (c)	17,253	1,160,264
Park Sterling Corp. *	42,900	202,059
Penns Woods Bancorp, Inc.	5,100	201,144
Peoples Bancorp, Inc.	14,100	259,299
Pinnacle Financial Partners, Inc. *	45,732	836,896
PrivateBancorp, Inc.	80,376	1,264,314
Prosperity Bancshares, Inc.	62,800	2,929,620
Provident Financial Services, Inc.	80,951	1,189,980
Provident New York Bancorp	50,900	429,596
Radian Group, Inc. (c)	202,100	630,552
Renasant Corp.	33,600	537,600
Republic Bancorp, Inc., Class A	13,300	312,949
Rockville Financial, Inc.	39,500	462,545
Roma Financial Corp.	10,100	95,344
S&T Bancorp, Inc.	37,581	703,516
S.Y. Bancorp, Inc.	16,100	373,520
Sandy Spring Bancorp, Inc.	32,300	581,723
SCBT Financial Corp.	18,700	643,093
Seacoast Banking Corp. of Florida *	97,100	157,302
Sierra Bancorp	15,900	145,644
Signature Bank *	61,709	4,053,664
Simmons First National Corp., Class A	23,200	564,688
Southside Bancshares, Inc.	23,100	471,240
Southwest Bancorp, Inc. *	26,000	236,340
State Bank Financial Corp. *	42,300	729,675
StellarOne Corp.	30,800	385,308
Sterling Bancorp	41,400	393,714
Sterling Financial Corp. *	35,900	697,178
Suffolk Bancorp *	13,000	154,440
Sun Bancorp, Inc. *	50,400	145,656
Susquehanna Bancshares, Inc.	246,208	2,553,177
SVB Financial Group *	57,400	3,678,766
Taylor Capital Group, Inc. (c)*	20,300	282,576
Territorial Bancorp, Inc.	16,000	347,520
Texas Capital Bancshares, Inc. *	49,900	1,881,729
The Bancorp, Inc. *	39,200	402,584
The First of Long Island Corp.	10,200	280,806
Tompkins Financial Corp.	12,200	461,770
TowneBank (c)	32,600	424,452
TriCo Bancshares	18,800	309,072
TrustCo Bank Corp.	124,602	681,573
Trustmark Corp.	85,677	2,180,480
UMB Financial Corp.	42,900	2,061,345
Umpqua Holdings Corp.	153,595	2,033,598
Union First Market Bankshares Corp.	27,100	378,316
United Bankshares, Inc. (c)	67,222	1,776,677
United Community Banks, Inc. *	55,700	524,137
United Financial Bancorp, Inc.	21,600	346,464
Univest Corp. of Pennsylvania	22,500	362,250
ViewPoint Financial Group	46,700	742,997
Virginia Commerce Bancorp, Inc. *	31,400	245,862
Walker & Dunlop, Inc. *	14,400	187,920
Washington Banking Co.	20,500	285,770
Washington Trust Bancorp, Inc.	19,100	452,097
Webster Financial Corp.	96,500	2,193,445
WesBanco, Inc.	30,998	634,839
West Bancorp	20,800	199,680
West Coast Bancorp *	25,800	504,132

See financial notes 19

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Westamerica Bancorp	38,700	1,775,169
Western Alliance Bancorp *	92,900	815,662
Westfield Financial, Inc.	37,600	280,872
Wilshire Bancorp, Inc. *	82,400	441,664
Wintrust Financial Corp.	46,855	1,692,871
WSFS Financial Corp.	8,600	343,226

		123,988,111

Capital Goods 9.2%
A.O. Smith Corp.	50,895	2,422,602
A123 Systems, Inc. (c)*	114,900	117,198
AAON, Inc.	25,150	513,060
AAR Corp.	53,197	821,894
Accuride Corp. *	54,200	392,950
Aceto Corp.	35,700	321,300
Active Power, Inc. *	30,000	26,550
Actuant Corp., Class A	91,848	2,504,695
Acuity Brands, Inc.	58,100	3,228,617
Aegion Corp. *	52,900	965,425
Aerovironment, Inc. *	22,600	549,632
Aircastle Ltd.	73,200	889,380
Alamo Group, Inc.	8,900	299,752
Albany International Corp., Class A	37,000	891,700
Altra Holdings, Inc. *	36,000	658,080
Ameresco, Inc., Class A *	23,700	288,903
American Railcar Industries, Inc. *	13,000	350,740
American Science & Engineering, Inc.	12,200	796,782
American Superconductor Corp. (c)*	59,800	246,974
American Woodmark Corp.	12,600	226,170
Ampco-Pittsburgh Corp.	11,400	211,812
Apogee Enterprises, Inc.	37,600	577,536
Applied Industrial Technologies, Inc.	56,766	2,230,904
Argan, Inc.	10,500	153,090
Astec Industries, Inc. *	26,695	835,287
Astronics Corp. *	13,800	438,150
AZZ, Inc.	16,800	868,728
Barnes Group, Inc.	72,940	1,925,616
Beacon Roofing Supply, Inc. *	61,582	1,643,624
Belden, Inc.	63,500	2,208,530
Blount International, Inc. *	65,162	1,053,670
Brady Corp., Class A	63,629	1,974,408
Briggs & Stratton Corp.	67,593	1,223,433
Builders FirstSource, Inc. *	60,900	253,953
CAI International, Inc. *	16,200	334,692
Capstone Turbine Corp. (c)*	329,500	359,155
Cascade Corp.	12,300	578,961
Ceradyne, Inc.	33,312	843,460
Chart Industries, Inc. *	39,300	3,003,699
CIRCOR International, Inc.	23,100	718,872
CLARCOR, Inc.	67,600	3,246,152
Coleman Cable, Inc. *	11,200	95,200
Colfax Corp. *	69,100	2,341,799
Columbus McKinnon Corp. *	25,800	382,614
Comfort Systems USA, Inc.	50,800	537,464
Commercial Vehicle Group, Inc. *	42,700	454,328
Cubic Corp.	21,115	976,146
Curtiss-Wright Corp.	62,200	2,195,038
DigitalGlobe, Inc. *	47,200	579,144
Douglas Dynamics, Inc.	25,000	353,250
Ducommun, Inc. *	14,100	166,380
DXP Enterprises, Inc. *	11,600	503,092
Dycom Industries, Inc. *	47,200	1,104,008
Dynamic Materials Corp.	17,900	327,212
EMCOR Group, Inc.	89,500	2,624,140
Encore Wire Corp.	24,841	633,197
Energy Recovery, Inc. *	61,300	128,730
EnerSys *	63,578	2,222,051
EnPro Industries, Inc. *	27,700	1,147,057
ESCO Technologies, Inc.	35,669	1,227,014
Essex Rental Corp. *	22,900	89,997
Esterline Technologies Corp. *	40,800	2,794,392
Federal Signal Corp. *	83,200	429,312
Flow International Corp. *	63,400	260,574
Franklin Electric Co., Inc.	31,118	1,560,568
FreightCar America, Inc.	16,000	345,600
FuelCell Energy, Inc. *	215,500	267,220
Furmanite Corp. *	49,500	309,870
GenCorp, Inc. (c)*	78,600	539,982
Generac Holdings, Inc. *	33,400	804,272
GeoEye, Inc. *	29,700	680,724
Gibraltar Industries, Inc. *	40,700	550,264
Global Power Equipment Group, Inc. *	21,100	527,711
Graham Corp.	13,200	291,456
Granite Construction, Inc.	51,800	1,442,112
Great Lakes Dredge & Dock Co.	78,800	583,908
Griffon Corp.	63,821	632,466
H&E Equipment Services, Inc. *	38,300	739,190
HEICO Corp.	69,945	2,820,182
Hexcel Corp. *	131,383	3,597,266
Houston Wire & Cable Co.	23,800	292,502
Hurco Cos., Inc. *	8,600	226,438
II-VI, Inc. *	69,300	1,414,413
Insteel Industries, Inc.	23,600	268,332
Interline Brands, Inc. *	44,634	939,099
John Bean Technologies Corp.	38,400	614,016
Kadant, Inc. *	16,500	426,855
Kaman Corp.	35,149	1,208,423
Kaydon Corp.	43,635	1,070,367
Kratos Defense & Security Solutions, Inc. *	44,400	246,420
L.B. Foster Co., Class A	12,700	340,487
Lawson Products, Inc.	4,700	68,432
Layne Christensen Co. *	26,311	540,691
Lindsay Corp.	16,800	1,122,072
Lmi Aerospace, Inc. *	12,300	224,967
LSI Industries, Inc.	26,100	178,785
Lydall, Inc. *	23,000	242,650
MasTec, Inc. *	75,873	1,319,431
Meritor, Inc. *	126,500	823,515
Met-Pro Corp.	19,600	195,216
Michael Baker Corp. *	11,200	252,336
Miller Industries, Inc.	15,800	259,120
Moog, Inc., Class A *	60,800	2,570,016
Mueller Industries, Inc.	50,724	2,318,594
Mueller Water Products, Inc., Class A	208,300	747,797
MYR Group, Inc. *	27,000	451,440
NACCO Industries, Inc., Class A	7,777	882,456
National Presto Industries, Inc. (c)	6,400	471,808

20 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
NCI Building Systems, Inc. *	26,400	316,536
NN, Inc. *	22,500	177,975
Northwest Pipe Co. *	12,500	260,125
Omega Flex, Inc. *	1,502	20,202
Orbital Sciences Corp. *	78,236	982,644
Orion Marine Group, Inc. *	36,200	250,504
Pike Electric Corp. *	21,800	179,196
PMFG, Inc. *	27,700	374,227
Powell Industries, Inc. *	11,800	384,798
PowerSecure International, Inc. *	25,200	130,788
Preformed Line Products Co.	3,300	190,509
Primoris Services Corp.	35,800	516,236
Proto Labs, Inc. *	6,600	244,860
Quanex Building Products Corp.	50,804	936,318
Raven Industries, Inc.	24,200	1,457,082
RBC Bearings, Inc. *	29,400	1,378,272
Robbins & Myers, Inc.	52,800	2,571,888
RSC Holdings, Inc. *	90,700	2,151,404
Rush Enterprises, Inc., Class A *	43,387	784,437
Satcon Technology Corp. *	70,900	29,778
Sauer-Danfoss, Inc.	15,500	671,305
Seaboard Corp. *	500	995,210
SeaCube Container Leasing Ltd.	14,800	274,540
Simpson Manufacturing Co., Inc.	55,694	1,728,185
Standex International Corp.	16,700	735,802
Sterling Construction Co., Inc. *	22,000	215,380
Sun Hydraulics Corp.	26,850	672,055
TAL International Group, Inc.	29,400	1,214,514
Taser International, Inc. *	76,200	350,520
Tecumseh Products Co., Class A *	24,800	94,736
Teledyne Technologies, Inc. *	49,300	3,185,766
Tennant Co.	25,600	1,134,080
Textainer Group Holdings Ltd. (c)	15,200	533,064
The Gorman-Rupp Co.	20,425	588,240
The Greenbrier Cos., Inc. *	26,400	455,400
The KEYW Holding Corp. *	24,700	232,180
The Middleby Corp. *	25,052	2,542,026
Thermon Group Holdings, Inc. *	13,400	297,748
Titan International, Inc. (c)	56,400	1,629,396
Titan Machinery, Inc. *	20,600	733,978
Trex Co., Inc. *	20,800	665,600
TriMas Corp. *	34,200	752,742
Triumph Group, Inc.	50,500	3,172,410
Tutor Perini Corp. *	41,230	627,108
Twin Disc, Inc. (c)	11,300	247,809
United Rentals, Inc. (c)*	83,800	3,911,784
UniTek Global Services, Inc. *	22,200	72,150
Universal Forest Products, Inc.	26,162	978,459
USG Corp. (c)*	95,700	1,727,385
Vicor Corp.	26,200	182,614
Wabash National Corp. *	91,700	767,529
Watsco, Inc.	37,700	2,712,515
Watts Water Technologies, Inc., Class A	40,307	1,484,104
Woodward, Inc.	82,500	3,431,175
Xerium Technologies, Inc. *	14,700	69,090

		150,602,122

Commercial & Professional Supplies 3.9%
A.T. Cross Co., Class A *	12,800	146,944
ABM Industries, Inc.	71,009	1,653,090
Acacia Research Corp. *	57,400	2,353,400
Acco Brands Corp. *	149,100	1,573,005
American Reprographics Co. *	49,600	270,816
Barrett Business Services, Inc.	10,200	201,960
Casella Waste Systems, Inc., Class A *	33,900	204,417
CBIZ, Inc. *	52,800	320,496
CDI Corp.	17,000	301,580
Cenveo, Inc. *	73,800	211,068
Clean Harbors, Inc. *	62,800	4,285,472
Consolidated Graphics, Inc. *	11,400	455,886
Courier Corp.	13,800	141,726
CRA International, Inc. *	14,500	296,525
Deluxe Corp.	68,846	1,639,223
Dolan Co. *	40,700	326,007
Encore Capital Group, Inc. *	21,600	511,920
EnergySolutions, Inc. *	106,900	450,049
EnerNOC, Inc. *	31,100	186,911
Ennis, Inc.	34,900	550,024
Exponent, Inc. *	17,900	855,620
Franklin Covey Co. *	17,900	166,291
FTI Consulting, Inc. *	56,300	2,045,942
Fuel Tech, Inc. *	24,400	112,972
G&K Services, Inc., Class A	25,030	822,486
GP Strategies Corp. *	19,900	333,922
Healthcare Services Group, Inc.	88,925	1,886,988
Heidrick & Struggles International, Inc.	24,100	469,950
Heritage-Crystal Clean, Inc. *	6,300	133,245
Herman Miller, Inc.	76,700	1,497,951
Hill International, Inc. *	33,600	119,616
HNI Corp.	59,900	1,444,788
Hudson Highland Group, Inc. *	43,900	238,816
Huron Consulting Group, Inc. *	29,700	1,046,628
ICF International, Inc. *	26,300	655,922
InnerWorkings, Inc. *	34,500	397,095
Insperity, Inc.	30,710	837,462
Interface, Inc., Class A	70,600	999,696
Intersections, Inc.	12,300	147,969
Kelly Services, Inc., Class A	35,723	499,765
Kforce, Inc. *	38,800	561,436
Kimball International, Inc., Class B	42,000	286,860
Knoll, Inc.	64,103	948,083
Korn/Ferry International *	62,961	1,016,820
McGrath Rentcorp	32,598	959,033
Metalico, Inc. *	53,700	173,988
Mine Safety Appliances Co.	36,389	1,545,077
Mistras Group, Inc. *	19,700	462,359
Mobile Mini, Inc. *	49,268	929,194
Multi-Color Corp.	15,300	326,196
Navigant Consulting, Inc. *	69,048	961,148
NL Industries, Inc.	8,900	125,223
Odyssey Marine Exploration, Inc. (c)*	97,500	296,400
On Assignment, Inc. *	49,500	926,145
Pendrell Corp. *	202,500	273,375
Portfolio Recovery Associates, Inc. *	22,943	1,578,937
Quad Graphics, Inc. (c)	33,800	454,272
Resources Connection, Inc.	62,050	805,409
Rollins, Inc.	85,100	1,808,375
RPX Corp. *	12,800	221,184

See financial notes 21

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Schawk, Inc.	17,700	238,419
Standard Parking Corp. *	21,200	404,072
Steelcase, Inc., Class A	106,542	920,523
Swisher Hygiene, Inc. (c)*	113,300	254,925
Sykes Enterprises, Inc. *	51,293	812,994
Team, Inc. *	26,100	773,343
Tetra Tech, Inc. *	83,500	2,229,450
The Advisory Board Co. *	22,376	2,039,796
The Brink’s Co.	62,500	1,587,500
The Corporate Executive Board Co.	46,200	1,911,294
The Geo Group, Inc. *	86,900	1,799,699
TMS International Corp., Class A *	17,200	207,776
TRC Cos., Inc. *	23,700	155,946
TrueBlue, Inc. *	54,576	941,982
UniFirst Corp.	18,935	1,150,491
United Stationers, Inc.	56,834	1,611,812
US Ecology, Inc.	24,500	531,160
Viad Corp.	27,296	493,512
VSE Corp.	5,500	121,000

		63,638,851

Consumer Durables & Apparel 3.0%
American Greetings Corp., Class A (c)	54,111	865,776
Arctic Cat, Inc. *	16,300	721,112
Beazer Homes USA, Inc. *	102,100	316,510
Black Diamond, Inc. *	25,100	249,243
Blyth, Inc.	7,000	615,790
Brunswick Corp.	119,400	3,139,026
Callaway Golf Co.	86,269	528,829
Carter’s, Inc. *	65,814	3,573,700
Cavco Industries, Inc. *	9,100	469,560
Cherokee, Inc.	11,400	147,972
Columbia Sportswear Co.	16,300	767,730
Crocs, Inc. *	121,100	2,446,220
CSS Industries, Inc.	10,900	208,735
Delta Apparel, Inc. *	9,500	135,945
Ethan Allen Interiors, Inc.	32,379	751,193
Furniture Brands International, Inc. *	56,200	88,796
G-III Apparel Group Ltd. *	22,100	593,385
Helen of Troy Ltd. *	41,300	1,428,980
Hovnanian Enterprises, Inc., Class A *	102,200	204,400
Iconix Brand Group, Inc. *	97,700	1,498,718
iRobot Corp. *	31,800	750,798
JAKKS Pacific, Inc.	36,400	694,148
Johnson Outdoors, Inc., Class A *	6,500	120,055
K-Swiss, Inc., Class A *	35,100	129,168
KB Home (c)	103,100	894,908
Kenneth Cole Productions, Inc., Class A *	10,100	160,893
La-Z-Boy, Inc. *	69,500	1,047,365
Leapfrog Enterprises, Inc. *	55,500	518,370
Libbey, Inc. *	26,600	379,582
Lifetime Brands, Inc.	12,400	144,460
Liz Claiborne, Inc. *	126,700	1,697,780
M.D.C. Holdings, Inc.	50,200	1,411,122
M/I Homes, Inc. *	25,100	333,830
Maidenform Brands, Inc. *	31,300	714,579
Marine Products Corp.	13,700	81,789
Meritage Homes Corp. *	37,485	1,064,199
Movado Group, Inc.	23,200	657,720
Oxford Industries, Inc.	17,200	825,428
Perry Ellis International, Inc. *	16,800	314,328
Quiksilver, Inc. *	173,800	601,348
R. G. Barry Corp.	11,500	146,510
Sealy Corp. (c)*	66,200	136,372
Skechers U.S.A., Inc., Class A *	50,178	936,824
Skullcandy, Inc. (c)*	12,900	207,948
Skyline Corp.	9,200	50,508
Smith & Wesson Holding Corp. *	80,700	665,775
Standard Pacific Corp. *	142,300	720,038
Steinway Musical Instruments, Inc. *	8,800	221,848
Steven Madden Ltd. *	50,700	2,190,747
Sturm, Ruger & Co., Inc.	25,300	1,443,871
Summer Infant, Inc. *	17,900	95,765
The Jones Group, Inc.	112,600	1,263,372
The Ryland Group, Inc.	59,400	1,337,094
The Warnaco Group, Inc. *	54,600	2,891,616
True Religion Apparel, Inc. *	34,500	937,020
Unifi, Inc. *	18,700	207,944
Universal Electronics, Inc. *	20,100	340,092
Vera Bradley, Inc. (c)*	26,500	688,470
Wolverine World Wide, Inc.	66,436	2,786,990
Zagg, Inc. (c)*	29,700	386,991

		48,949,285

Consumer Services 4.1%
AFC Enterprises, Inc. *	33,200	567,056
Ambassadors Group, Inc.	23,700	127,743
American Public Education, Inc. *	24,000	833,280
Ameristar Casinos, Inc.	43,175	776,287
Archipelago Learning, Inc. *	17,500	193,725
Ascent Capital Group, Inc., Class A *	19,300	993,950
Benihana, Inc.	17,800	245,462
Biglari Holdings, Inc. *	1,600	650,128
BJ’s Restaurants, Inc. *	32,200	1,390,718
Bob Evans Farms, Inc.	40,546	1,550,479
Boyd Gaming Corp. *	73,400	564,446
Bravo Brio Restaurant Group, Inc. *	25,800	521,160
Bridgepoint Education, Inc. (c)*	23,900	515,284
Buffalo Wild Wings, Inc. *	24,500	2,054,325
Caesars Entertainment Corp. (c)*	40,400	591,456
Cambium Learning Group, Inc. *	22,100	50,167
Capella Education Co. *	19,400	634,574
Caribou Coffee Co., Inc. *	17,300	283,893
Carrols Restaurant Group, Inc. *	16,900	254,852
CEC Entertainment, Inc.	26,538	1,014,282
Churchill Downs, Inc.	16,861	1,000,869
Coinstar, Inc. *	42,000	2,637,180
Corinthian Colleges, Inc. *	104,400	400,896
Cracker Barrel Old Country Store, Inc.	30,753	1,768,913
Denny’s Corp. *	132,500	548,550
DineEquity, Inc. *	20,700	1,005,606
Domino’s Pizza, Inc.	78,079	2,952,167

22 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Einstein Noah Restaurant Group, Inc.	8,000	113,200
Gaylord Entertainment Co. *	47,735	1,502,698
Grand Canyon Education, Inc. *	38,400	667,776
Hillenbrand, Inc.	84,000	1,758,960
International Speedway Corp., Class A	39,400	1,051,586
Interval Leisure Group, Inc.	53,900	931,392
Isle of Capri Casinos, Inc. *	27,300	170,625
Jack in the Box, Inc. *	58,588	1,331,119
Jamba, Inc. *	88,300	164,238
K12, Inc. (c)*	34,800	887,400
Krispy Kreme Doughnuts, Inc. *	78,300	573,939
LIFE TIME FITNESS, Inc. *	56,777	2,643,537
Lincoln Educational Services Corp.	30,200	221,668
Luby’s, Inc. *	25,200	154,224
Mac-Gray Corp.	15,900	236,910
Matthews International Corp., Class A	39,484	1,184,520
Monarch Casino & Resort, Inc. *	11,900	115,192
Morgans Hotel Group *	29,500	146,320
Multimedia Games Holding Co., Inc. *	36,000	408,960
National American University Holdings, Inc.	11,900	62,237
Orient-Express Hotels Ltd., Class A *	127,600	1,364,044
P.F. Chang’s China Bistro, Inc.	28,242	1,120,925
Papa John’s International, Inc. *	24,855	1,001,159
Peet’s Coffee & Tea, Inc. *	17,200	1,321,304
Pinnacle Entertainment, Inc. *	82,985	921,134
Red Lion Hotels Corp. *	19,700	164,298
Red Robin Gourmet Burgers, Inc. *	17,400	620,484
Regis Corp.	77,349	1,419,354
Ruby Tuesday, Inc. *	87,200	592,960
Ruth’s Hospitality Group, Inc. *	47,100	325,932
School Specialty, Inc. *	21,600	70,632
Scientific Games Corp., Class A *	77,900	791,464
Shuffle Master, Inc. *	72,400	1,279,308
Six Flags Entertainment Corp.	55,800	2,673,378
Sonic Corp. *	82,829	598,025
Sotheby’s	90,600	3,562,392
Speedway Motorsports, Inc.	15,784	269,275
Steiner Leisure Ltd. *	20,109	944,319
Stewart Enterprises, Inc., Class A	105,500	666,760
Strayer Education, Inc. (c)	16,400	1,618,352
Texas Roadhouse, Inc.	84,296	1,454,106
The Cheesecake Factory, Inc. *	77,500	2,441,250
The Marcus Corp.	27,300	341,523
Town Sports International Holdings, Inc. *	27,400	351,268
Universal Technical Institute, Inc.	28,600	343,200
Vail Resorts, Inc.	49,471	2,017,427

		66,728,222

Diversified Financials 2.8%
Apollo Investment Corp.	262,400	1,902,400
Arlington Asset Investment Corp., Class A	10,600	249,206
Artio Global Investors, Inc.	41,900	151,678
BGC Partners, Inc., Class A	101,200	705,364
BlackRock Kelso Capital Corp.	97,800	943,770
Calamos Asset Management, Inc., Class A	25,400	328,168
California First National Bancorp	2,000	31,800
Capital Southwest Corp.	3,900	373,308
Cash America International, Inc.	39,370	1,840,547
CIFC Corp. *	15,900	95,082
Cohen & Steers, Inc.	23,828	839,699
Compass Diversified Holdings (c)	54,100	794,188
Cowen Group, Inc., Class A *	89,600	225,792
Credit Acceptance Corp. *	8,900	836,867
DFC Global Corp. *	58,200	1,017,336
Diamond Hill Investment Group	3,400	258,026
Duff & Phelps Corp., Class A	40,700	647,130
Edelman Financial Group, Inc.	27,100	239,293
Epoch Holding Corp.	19,800	534,600
Evercore Partners, Inc., Class A	28,100	742,683
Ezcorp, Inc., Class A *	62,900	1,685,091
FBR & Co. *	67,700	179,405
Fidus Investment Corp.	7,200	97,632
Fifth Street Finance Corp.	110,500	1,085,110
Financial Engines, Inc. *	51,300	1,171,692
First Cash Financial Services, Inc. *	41,900	1,716,224
FX Alliance, Inc. *	8,000	138,800
FXCM, Inc., Class A	23,200	268,656
Gain Capital Holdings, Inc.	10,000	51,300
GAMCO Investors, Inc., Class A	9,700	437,082
GFI Group, Inc.	92,868	306,464
Gladstone Capital Corp.	28,200	225,882
Gladstone Investment Corp.	29,600	219,632
Gleacher & Co., Inc. *	105,500	109,720
Golub Capital BDC, Inc.	13,700	203,582
Harris & Harris Group, Inc. *	41,500	167,245
Hercules Technology Growth Capital, Inc.	65,600	748,496
HFF, Inc., Class A *	38,900	635,626
ICG Group, Inc. *	49,700	471,156
Imperial Holdings, Inc. *	27,100	103,793
INTL FCStone, Inc. *	17,800	382,700
Investment Technology Group, Inc. *	55,265	563,703
JMP Group, Inc.	20,300	150,423
KBW, Inc.	44,000	749,760
Knight Capital Group, Inc., Class A *	134,400	1,766,016
Kohlberg Capital Corp.	25,600	157,952
Ladenburg Thalmann Financial Services, Inc. *	142,600	235,290
Main Street Capital Corp. (c)	30,700	786,227
Manning & Napier, Inc.	16,800	243,600
MarketAxess Holdings, Inc.	38,460	1,319,563
Marlin Business Services, Inc.	11,600	170,288
MCG Capital Corp.	103,200	432,408
Medallion Financial Corp.	19,700	215,321
Medley Capital Corp.	14,900	168,221
MVC Capital, Inc.	32,100	423,720
Nelnet, Inc., Class A	34,400	888,208
Netspend Holdings, Inc. *	34,300	261,709
New Mountain Finance Corp.	9,700	131,047
NewStar Financial, Inc. *	36,500	433,255
NGP Capital Resources Co.	29,000	176,610

See financial notes 23

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Nicholas Financial, Inc.	13,000	171,990
Oppenheimer Holdings, Inc., Class A	13,800	235,428
PennantPark Investment Corp.	73,600	769,120
PHH Corp. *	75,363	1,168,127
PICO Holdings, Inc. *	30,400	729,904
Piper Jaffray Cos., Inc. *	21,139	512,621
Prospect Capital Corp. (c)	163,100	1,781,052
Pzena Investment Management, Inc., Class A	11,700	68,913
Safeguard Scientifics, Inc. *	27,700	453,172
Solar Capital Ltd.	48,900	1,015,164
Solar Senior Capital Ltd	10,400	168,584
Stifel Financial Corp. *	72,100	2,625,882
SWS Group, Inc.	39,000	219,960
The First Marblehead Corp. *	73,900	78,334
THL Credit, Inc.	12,400	156,240
TICC Capital Corp.	50,100	461,421
Triangle Capital Corp.	36,300	733,623
Virtus Investment Partners, Inc. *	8,800	742,720
Walter Investment Management Corp.	34,600	699,958
Westwood Holdings Group, Inc.	8,400	308,952
World Acceptance Corp. *	20,200	1,343,502

		46,880,213

Energy 6.4%
Abraxas Petroleum Corp. (c)*	110,200	328,396
Alon USA Energy, Inc.	15,200	137,408
Amyris, Inc. (c)*	23,600	73,868
Apco Oil & Gas International, Inc. (c)	12,200	511,790
Approach Resources, Inc. *	34,900	1,252,212
ATP Oil & Gas Corp. (c)*	59,600	450,576
Basic Energy Services, Inc. *	32,300	465,120
Berry Petroleum Co., Class A	69,000	3,142,950
Bill Barrett Corp. *	63,200	1,515,536
Bonanza Creek Energy, Inc. *	13,400	294,398
BPZ Resources, Inc. (c)*	145,300	588,465
Bristow Group, Inc.	48,687	2,378,360
C&J Energy Services, Inc. (c)*	16,000	301,600
Cal Dive International, Inc. *	127,800	494,586
Callon Petroleum Co. *	52,400	304,444
CAMAC Energy, Inc. (c)*	78,600	61,308
Carrizo Oil & Gas, Inc. *	52,200	1,463,688
Ceres, Inc. *	7,700	103,796
Cheniere Energy, Inc. *	205,800	3,768,198
Clayton Williams Energy, Inc. *	7,900	580,966
Clean Energy Fuels Corp. (c)*	66,400	1,277,536
Cloud Peak Energy, Inc. *	81,600	1,255,824
Comstock Resources, Inc. *	63,800	1,120,966
Contango Oil & Gas Co. *	16,300	884,438
Crimson Exploration, Inc. *	29,200	159,140
Crosstex Energy, Inc.	54,400	810,560
CVR Energy, Inc. (c)*	117,600	3,570,336
Dawson Geophysical Co. *	10,600	284,610
Delek US Holdings, Inc.	19,000	309,700
DHT Holdings, Inc.	86,300	69,040
Dril-Quip, Inc. *	46,000	3,099,940
Endeavour International Corp. *	49,700	620,256
Energy Partners Ltd. *	38,800	631,664
Energy XXI (Bermuda) Ltd. *	100,900	3,801,912
Evolution Petroleum Corp. *	21,500	190,060
Exterran Holdings, Inc. *	85,600	1,156,456
Frontline Ltd. (c)	69,000	451,950
FX Energy, Inc. *	70,100	398,168
Gastar Exploration Ltd. *	77,800	218,618
Geokinetics, Inc. (c)*	17,800	31,506
GeoResources, Inc. *	26,900	1,014,399
Gevo, Inc. (c)*	8,000	77,520
Global Geophysical Services, Inc. *	24,300	232,551
GMX Resources, Inc. (c)*	80,300	110,011
Golar LNG Ltd. (c)	53,400	1,974,732
Goodrich Petroleum Corp. (c)*	34,700	581,919
Green Plains Renewable Energy, Inc. *	27,800	222,122
Gulf Island Fabrication, Inc.	19,200	537,984
GulfMark Offshore, Inc., Class A *	31,800	1,531,806
Gulfport Energy Corp. *	60,700	1,590,947
Hallador Energy Co.	6,000	48,420
Harvest Natural Resources, Inc. (c)*	45,500	313,040
Heckmann Corp. (c)*	156,500	594,700
Helix Energy Solutions Group, Inc. *	142,000	2,898,220
Hercules Offshore, Inc. *	177,400	901,192
Hornbeck Offshore Services, Inc. *	41,445	1,725,355
Houston American Energy Corp. (c)*	22,100	51,051
Hyperdynamics Corp. (c)*	208,400	194,541
ION Geophysical Corp. *	176,000	1,096,480
Isramco, Inc. *	600	55,674
James River Coal Co. (c)*	47,600	236,096
Key Energy Services, Inc. *	167,100	2,115,486
KiOR, Inc., Class A (c)*	14,500	142,100
Knightsbridge Tankers Ltd.	29,400	372,204
Kodiak Oil & Gas Corp. *	343,000	3,035,550
L&L Energy, Inc. (c)*	29,900	67,275
Lufkin Industries, Inc.	44,890	3,449,348
Magnum Hunter Resources Corp. (c)*	149,200	926,532
Matador Resources Co. *	18,500	214,230
Matrix Service Co. *	35,400	483,210
McMoRan Exploration Co. (c)*	131,600	1,158,080
Miller Energy Resources, Inc. (c)*	41,600	225,888
Mitcham Industries, Inc. *	16,100	382,536
Natural Gas Services Group *	16,400	213,856
Newpark Resources, Inc. *	121,110	770,260
Nordic American Tanker Shipping Ltd. (c)	71,000	1,030,920
Northern Oil & Gas, Inc. *	84,600	1,643,778
Oasis Petroleum, Inc. *	79,700	2,635,679
Overseas Shipholding Group, Inc. (c)	41,400	484,380
OYO Geospace Corp. *	5,800	668,276
Panhandle Oil & Gas, Inc., Class A	9,400	258,970
Parker Drilling Co. *	156,265	807,890
Patriot Coal Corp. *	122,300	713,009
Penn Virginia Corp.	61,178	313,231
Petroleum Development Corp. *	31,503	1,083,388
PetroQuest Energy, Inc. *	84,900	512,796
PHI, Inc. - Non Voting Shares *	17,500	466,025
Pioneer Drilling Co. *	82,500	650,100

24 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Renewable Energy Group, Inc. (c)*	9,600	87,072
Rentech, Inc. *	298,500	689,535
Resolute Energy Corp. *	61,800	655,698
REX American Resources Corp. *	8,200	227,468
Rex Energy Corp. *	55,900	587,509
RigNet, Inc. *	7,800	133,224
Rosetta Resources, Inc. *	71,000	3,569,170
Sanchez Energy Corp. *	13,400	324,816
Scorpio Tankers, Inc. *	40,100	271,477
SemGroup Corp., Class A *	55,600	1,768,080
Ship Finance International Ltd. (c)	60,300	835,155
Solazyme, Inc. (c)*	14,700	161,700
Stone Energy Corp. *	65,668	1,841,988
Swift Energy Co. *	56,801	1,718,230
Syntroleum Corp. *	118,300	111,202
Targa Resources Corp.	22,000	1,057,980
Teekay Tankers Ltd., Class A	70,600	364,296
Tesco Corp. *	40,400	659,732
TETRA Technologies, Inc. *	102,874	896,033
Triangle Petroleum Corp. *	57,500	374,325
Union Drilling, Inc. *	20,300	113,071
Ur-Energy, Inc. (c)*	138,900	151,401
Uranerz Energy Corp. (c)*	86,500	151,375
Uranium Energy Corp. (c)*	100,800	297,360
Uranium Resources, Inc. *	40,000	35,052
USEC, Inc. (c)*	155,423	130,804
VAALCO Energy, Inc. *	68,500	621,295
Vantage Drilling Co. *	234,000	369,720
Venoco, Inc. *	44,100	489,951
Voyager Oil & Gas, Inc. *	62,900	159,766
W&T Offshore, Inc.	46,700	923,259
Warren Resources, Inc. *	95,700	295,713
Western Refining, Inc.	70,722	1,347,254
Westmoreland Coal Co. *	13,300	134,197
Willbros Group, Inc. *	69,500	375,300
World Fuel Services Corp.	94,800	4,176,888
Zion Oil & Gas, Inc. (c)*	40,700	100,936

		105,582,134

Food & Staples Retailing 1.1%
Arden Group, Inc., Class A	1,300	114,985
Casey’s General Stores, Inc.	51,200	2,885,120
Harris Teeter Supermarkets, Inc.	65,800	2,498,426
Ingles Markets, Inc., Class A	16,831	292,691
Nash Finch Co.	16,200	406,620
PriceSmart, Inc.	23,800	1,964,452
Rite Aid Corp. *	789,400	1,144,630
Roundy’s, Inc. *	25,800	319,404
Spartan Stores, Inc.	30,300	552,369
Susser Holdings Corp. *	12,300	328,287
The Andersons, Inc.	24,900	1,254,960
The Chefs’ Warehouse, Inc. *	13,900	336,102
The Fresh Market, Inc. *	37,700	1,929,109
The Pantry, Inc. *	30,800	393,008
United Natural Foods, Inc. *	64,782	3,193,105
Village Super Market, Inc., Class A	8,400	231,840
Weis Markets, Inc.	14,700	655,620

		18,500,728

Food, Beverage & Tobacco 1.7%
Alico, Inc.	4,700	106,878
Alliance One International, Inc. *	116,600	412,764
B&G Foods, Inc.	64,200	1,427,808
Cal-Maine Foods, Inc.	19,000	684,570
Calavo Growers, Inc.	15,900	456,012
Central European Distribution Corp. (c)*	97,400	475,312
Chiquita Brands International, Inc. *	60,802	516,817
Coca-Cola Bottling Co. Consolidated	6,100	391,315
Craft Brewers Alliance, Inc. *	13,900	107,030
Darling International, Inc. *	156,700	2,566,746
Diamond Foods, Inc. (c)	29,500	616,550
Dole Food Co., Inc. (c)*	48,100	407,888
Farmer Brothers Co. *	9,100	82,810
Fresh Del Monte Produce, Inc.	48,900	1,133,013
Griffin Land & Nurseries, Inc.	1,900	45,752
Imperial Sugar Co.	16,400	66,420
J&J Snack Foods Corp.	19,100	1,070,746
Lancaster Colony Corp.	25,100	1,636,771
Lifeway Foods, Inc. *	6,100	50,874
Limoneira Co. (c)	8,500	142,885
MGP Ingredients, Inc.	16,100	74,865
National Beverage Corp. *	15,001	222,915
Omega Protein Corp. *	25,900	185,444
Pilgrim’s Pride Corp. *	81,849	584,402
Primo Water Corp. (c)*	49,700	74,550
Sanderson Farms, Inc.	29,700	1,532,817
Seneca Foods Corp., Class A *	12,400	288,796
Smart Balance, Inc. *	79,700	470,230
Snyders-Lance, Inc.	63,300	1,638,204
Star Scientific, Inc. (c)*	143,400	509,070
The Boston Beer Co., Inc., Class A (c)*	11,000	1,136,520
The Hain Celestial Group, Inc. *	47,931	2,267,136
Tootsie Roll Industries, Inc.	32,851	782,182
TreeHouse Foods, Inc. *	47,600	2,737,476
Universal Corp.	31,045	1,422,793
Vector Group Ltd. (c)	64,441	1,118,051

		27,444,412

Health Care Equipment & Services 6.0%
Abaxis, Inc. *	30,200	1,075,724
ABIOMED, Inc. *	42,400	1,031,592
Accretive Health, Inc. (c)*	53,600	539,216
Accuray, Inc. *	91,600	705,320
Air Methods Corp. *	15,200	1,278,472
Align Technology, Inc. *	82,100	2,603,391
Alliance HealthCare Services, Inc. *	5,000	6,850
Almost Family, Inc. *	11,000	268,180
Alphatec Holdings, Inc. *	72,200	157,396
Amedisys, Inc. *	39,400	580,362
AMN Healthcare Services, Inc. *	53,000	355,630
AmSurg Corp. *	41,900	1,205,044
Analogic Corp.	16,854	1,149,611
AngioDynamics, Inc. *	33,500	414,730
Antares Pharma, Inc. *	117,500	370,125

See financial notes 25

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
ArthroCare Corp. *	36,600	913,536
Assisted Living Concepts, Inc., Class A	26,200	469,242
athenahealth, Inc. *	46,700	3,383,415
AtriCure, Inc. *	18,800	154,160
Atrion Corp.	2,100	484,344
Bacterin International Holdings, Inc. (c)*	29,900	61,295
Bio-Reference Laboratories, Inc. *	32,900	701,428
Biolase Technology, Inc. (c)*	41,204	107,130
BioScrip, Inc. *	54,500	403,845
Cantel Medical Corp.	26,550	623,394
Capital Senior Living Corp. *	36,900	357,561
CardioNet, Inc. *	32,600	91,932
Cardiovascular Systems, Inc. *	19,400	191,284
Centene Corp. *	66,892	2,648,254
Cerus Corp. (c)*	72,600	286,044
Chemed Corp.	26,500	1,599,010
Chindex International, Inc. *	15,200	148,504
Computer Programs & Systems, Inc.	14,800	881,932
Conceptus, Inc. *	41,800	784,586
CONMED Corp.	37,900	1,083,561
CorVel Corp. *	8,300	360,967
Cross Country Healthcare, Inc. *	37,200	171,492
CryoLife, Inc. *	37,400	197,846
Cyberonics, Inc. *	38,000	1,455,400
Cynosure, Inc., Class A *	12,900	266,643
Delcath Systems, Inc. (c)*	64,400	180,964
DexCom, Inc. *	89,800	879,142
Dynavox, Inc., Class A *	18,600	45,756
Emeritus Corp. *	40,900	703,480
Endologix, Inc. *	65,500	981,190
Ensign Group, Inc.	21,800	582,278
Epocrates, Inc. *	8,400	68,376
Exactech, Inc. *	11,400	176,700
ExamWorks Group, Inc. *	36,200	421,368
Five Star Quality Care, Inc. *	56,200	192,766
Gentiva Health Services, Inc. *	40,996	339,447
Greatbatch, Inc. *	31,200	726,648
Greenway Medical Technologies *	10,300	158,620
Haemonetics Corp. *	34,400	2,462,008
Hanger Orthopedic Group, Inc. *	44,900	1,057,395
Hansen Medical, Inc. (c)*	62,800	198,448
HealthSouth Corp. *	127,400	2,852,486
HealthStream, Inc. *	24,300	556,956
Healthways, Inc. *	45,500	303,485
HeartWare International, Inc. *	16,100	1,255,156
HMS Holdings Corp. *	113,700	2,735,622
ICU Medical, Inc. *	16,300	855,587
Insulet Corp. *	61,600	1,100,176
Integra LifeSciences Holdings *	26,048	969,767
Invacare Corp.	38,411	608,814
IPC The Hospitalist Co. *	21,900	841,179
IRIS International, Inc. *	23,800	311,304
Kensey Nash Corp.	11,400	324,102
Kindred Healthcare, Inc. *	69,575	670,703
Landauer, Inc.	12,600	664,272
LHC Group, Inc. *	21,100	373,681
Magellan Health Services, Inc. *	37,800	1,673,784
MAKO Surgical Corp. (c)*	42,800	1,768,068
Masimo Corp. *	70,400	1,557,952
MedAssets, Inc. *	63,800	804,518
Medical Action Industries, Inc. *	21,900	120,888
Medidata Solutions, Inc. *	28,200	730,662
Merge Healthcare, Inc. *	69,500	298,850
Meridian Bioscience, Inc.	54,950	1,129,223
Merit Medical Systems, Inc. *	56,100	741,642
Metropolitan Health Networks, Inc. *	56,700	424,116
MModal, Inc. *	48,500	618,860
Molina Healthcare, Inc. *	37,600	964,440
MWI Veterinary Supply, Inc. *	16,800	1,585,920
National Healthcare Corp.	13,688	624,173
National Research Corp.	2,400	116,016
Natus Medical, Inc. *	38,900	476,136
Navidea Biopharmaceuticals, Inc. (c)*	126,800	395,616
Neogen Corp. *	31,050	1,210,640
NuVasive, Inc. *	56,700	939,519
NxStage Medical, Inc. *	59,800	1,016,600
Omnicell, Inc. *	44,400	633,588
OraSure Technologies, Inc. *	62,500	716,875
Orthofix International N.V. *	24,200	997,524
Owens & Minor, Inc.	85,500	2,500,020
Palomar Medical Technologies, Inc. *	25,500	221,850
PharMerica Corp. *	39,300	466,491
Providence Service Corp. *	17,400	244,644
PSS World Medical, Inc. *	74,266	1,777,185
Quality Systems, Inc.	51,900	1,941,060
Quidel Corp. *	38,200	631,064
RadNet, Inc. *	40,800	126,072
Rockwell Medical Technologies, Inc. *	21,500	198,875
RTI Biologics, Inc. *	73,900	258,650
Select Medical Holdings Corp. *	59,900	513,343
Skilled Healthcare Group, Inc., Class A *	25,900	198,653
Solta Medical, Inc. *	81,200	263,900
STAAR Surgical Co. *	47,600	522,172
STERIS Corp.	79,300	2,490,813
Sun Healthcare Group, Inc. *	33,600	242,928
Sunrise Senior Living, Inc. *	76,900	482,932
SurModics, Inc. *	20,400	301,716
Symmetry Medical, Inc. *	48,700	346,257
Synergetics U.S.A., Inc. *	29,800	194,296
Team Health Holdings, Inc. *	35,700	768,978
The Spectranetics Corp. *	44,700	468,903
Tornier N.V. *	14,100	334,734
Triple-S Management Corp., Class B *	26,500	558,090
U.S. Physical Therapy, Inc.	15,800	385,204
Unilife Corp. (c)*	86,400	369,792
Universal American Corp.	43,202	396,594
Uroplasty, Inc. *	27,700	84,208
Vanguard Health Systems, Inc. *	40,900	363,192
Vascular Solutions, Inc. *	22,700	257,645
Volcano Corp. *	69,800	1,895,070
WellCare Health Plans, Inc. *	57,100	3,493,378
West Pharmaceutical Services, Inc.	44,865	2,014,439
Wright Medical Group, Inc. *	52,300	974,349
Young Innovations, Inc.	7,600	258,400

26 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Zeltiq Aesthetics, Inc. (c)*	9,800	60,956

		99,318,787

Household & Personal Products 0.7%
Central Garden & Pet Co., Class A *	63,400	677,746
Elizabeth Arden, Inc. *	32,698	1,274,568
Harbinger Group, Inc. *	12,100	62,436
Inter Parfums, Inc.	21,600	340,200
Medifast, Inc. *	18,500	355,570
Nature’s Sunshine Products, Inc. *	15,000	232,200
Nu Skin Enterprises, Inc., Class A	73,422	3,913,393
Nutraceutical International Corp. *	12,300	188,559
Oil-Dri Corp. of America	3,487	73,785
Prestige Brands Holdings, Inc. *	67,400	1,145,126
Revlon, Inc., Class A *	14,502	247,694
Schiff Nutrition International, Inc. *	16,300	268,135
Spectrum Brands Holdings, Inc. *	22,346	771,160
Synutra International, Inc. (c)*	23,200	133,400
The Female Health Co. (c)	24,700	148,447
USANA Health Sciences, Inc. (c)*	9,100	379,470
WD-40 Co.	21,400	964,712

		11,176,601

Insurance 2.6%
Alterra Capital Holdings Ltd.	121,500	2,907,495
American Equity Investment Life Holding Co.	79,664	976,681
American Safety Insurance Holdings Ltd. *	14,000	265,020
AMERISAFE, Inc. *	24,600	657,312
AmTrust Financial Services, Inc.	32,305	879,988
Argo Group International Holdings Ltd.	36,738	1,060,259
Baldwin & Lyons, Inc., Class B	11,200	243,824
Citizens, Inc. *	50,800	488,188
CNO Financial Group, Inc. *	297,000	2,159,190
Crawford & Co., Class B	34,500	164,565
Delphi Financial Group, Inc., Class A	64,680	2,937,766
Donegal Group, Inc., Class A	10,400	141,648
eHealth, Inc. *	28,600	506,792
EMC Insurance Group, Inc.	6,200	122,574
Employers Holdings, Inc.	44,900	777,668
Enstar Group Ltd. *	9,194	865,799
FBL Financial Group, Inc., Class A	17,168	499,932
First American Financial Corp.	140,900	2,360,075
Flagstone Reinsurance Holdings S.A.	70,229	526,717
Fortegra Financial Corp. *	8,200	68,060
Global Indemnity plc *	18,155	326,972
Greenlight Capital Re Ltd., Class A *	37,589	935,966
Hallmark Financial Services, Inc. *	16,200	121,824
Harleysville Group, Inc.	16,363	980,798
Hilltop Holdings, Inc. *	53,339	422,978
Horace Mann Educators Corp.	53,378	936,784
Independence Holding Co.	4,048	43,030
Infinity Property & Casualty Corp.	16,592	886,179
Kansas City Life Insurance Co.	5,700	185,478
Maiden Holdings Ltd.	67,700	561,910
Meadowbrook Insurance Group, Inc.	71,400	630,462
Montpelier Re Holdings Ltd.	83,500	1,713,420
National Financial Partners Corp. *	54,100	797,975
National Interstate Corp.	3,094	74,256
National Western Life Insurance Co., Class A	2,994	407,364
OneBeacon Insurance Group Ltd., Class A	29,700	422,631
Platinum Underwriters Holdings Ltd.	49,900	1,827,338
Presidential Life Corp.	29,000	335,820
Primerica, Inc.	45,500	1,193,465
ProAssurance Corp.	41,000	3,611,690
RLI Corp.	24,455	1,684,460
Safety Insurance Group, Inc.	16,870	672,269
Seabright Holdings, Inc.	26,800	240,932
Selective Insurance Group, Inc.	72,314	1,264,772
State Auto Financial Corp.	19,600	280,868
Stewart Information Services Corp.	24,400	359,168
Symetra Financial Corp.	90,500	1,100,480
The Navigators Group, Inc. *	15,585	740,287
The Phoenix Cos., Inc. *	155,800	327,180
Tower Group, Inc.	49,365	1,065,297
United Fire Group, Inc.	28,800	495,936
Universal Insurance Holdings, Inc.	25,100	103,914

		43,361,456

Materials 4.5%
A. M. Castle & Co. *	22,400	299,936
A. Schulman, Inc.	41,309	1,016,615
AEP Industries, Inc. *	5,800	202,246
AMCOL International Corp.	32,652	1,076,210
American Vanguard Corp.	29,900	747,500
Balchem Corp.	38,700	1,118,430
Boise, Inc.	121,800	930,552
Buckeye Technologies, Inc.	53,400	1,730,694
Calgon Carbon Corp. *	75,600	1,046,304
Century Aluminum Co. *	69,100	635,720
Chase Corp.	8,600	127,710
Chemtura Corp. *	129,000	2,195,580
Clearwater Paper Corp. *	30,900	1,018,773
Coeur d’Alene Mines Corp. *	119,950	2,584,923
Deltic Timber Corp.	14,504	885,904
Eagle Materials, Inc.	59,590	2,098,760
Ferro Corp. *	115,900	601,521
Flotek Industries, Inc. *	66,900	912,516
FutureFuel Corp.	25,000	246,000
General Moly, Inc. (c)*	90,300	292,572
Georgia Gulf Corp. *	45,500	1,612,975
Globe Specialty Metals, Inc.	84,400	1,125,896
Gold Resource Corp. (c)	38,000	1,030,560
Golden Minerals Co. (c)*	37,400	279,378
Golden Star Resources Ltd. *	346,300	529,839
Graphic Packaging Holding Co. *	211,815	1,133,210
GSE Holding, Inc. *	10,800	136,620
H.B. Fuller Co.	66,216	2,178,506
Handy & Harman Ltd. *	7,800	112,866
Hawkins, Inc.	11,600	402,868
Haynes International, Inc.	16,325	1,018,190

See financial notes 27

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Headwaters, Inc. *	81,500	353,710
Hecla Mining Co.	374,000	1,600,720
Horsehead Holding Corp. *	58,500	656,955
Innophos Holdings, Inc.	29,100	1,430,847
Innospec, Inc. *	31,800	961,314
Jaguar Mining, Inc. (c)*	113,000	306,230
Kaiser Aluminum Corp.	21,850	1,148,655
KapStone Paper & Packaging Corp. *	52,300	944,538
KMG Chemicals, Inc.	9,600	165,504
Koppers Holdings, Inc.	27,600	1,073,088
Kraton Performance Polymers, Inc. *	42,700	1,110,200
Landec Corp. *	35,300	227,332
Louisiana-Pacific Corp. *	177,000	1,601,850
LSB Industries, Inc. *	24,600	834,432
Materion Corp. *	27,300	674,583
McEwen Mining, Inc. (c)*	141,200	535,148
Metals USA Holdings Corp. *	15,500	233,740
Midway Gold Corp. (c)*	114,900	165,456
Minerals Technologies, Inc.	24,461	1,641,333
Myers Industries, Inc.	40,400	667,812
Neenah Paper, Inc.	21,300	608,328
NewMarket Corp.	12,100	2,700,962
Noranda Aluminum Holding Corp.	30,400	322,848
Olin Corp.	106,700	2,236,432
Olympic Steel, Inc.	12,200	257,786
OM Group, Inc. *	41,500	1,000,980
Omnova Solutions, Inc. *	60,600	475,104
P.H. Glatfelter Co.	58,700	914,546
Paramount Gold & Silver Corp. (c)*	156,900	382,836
PolyOne Corp.	125,075	1,733,540
Quaker Chemical Corp.	17,200	746,480
Revett Minerals, Inc. *	33,600	133,392
RTI International Metals, Inc. *	40,466	993,440
Schweitzer-Mauduit International, Inc.	21,600	1,464,912
Senomyx, Inc. *	53,000	116,070
Sensient Technologies Corp.	67,025	2,489,979
Spartech Corp. *	41,300	201,544
Stepan Co.	10,900	990,374
Stillwater Mining Co. *	154,600	1,658,858
SunCoke Energy, Inc. *	94,700	1,441,334
Texas Industries, Inc. (c)	30,551	1,026,819
Thompson Creek Metals Co., Inc. *	204,600	1,213,278
TPC Group, Inc. *	17,800	747,244
Tredegar Corp.	32,000	555,200
U.S. Energy Corp. *	32,700	85,674
United States Lime & Minerals, Inc. *	3,500	167,895
Universal Stainless & Alloy Products, Inc. *	9,500	440,800
US Silica Holdings, Inc. (c)*	15,800	286,296
Verso Paper Corp. *	5,000	8,250
Vista Gold Corp. (c)*	95,200	287,504
Wausau Paper Corp.	65,900	597,054
Worthington Industries, Inc.	76,960	1,372,966
Zep, Inc.	29,400	418,950
Zoltek Cos., Inc. *	37,200	410,316

		74,150,812

Media 1.2%
AH Belo Corp., Class A	25,000	110,250
Arbitron, Inc.	36,356	1,383,346
Belo Corp., Class A	124,000	835,760
Central European Media Enterprises Ltd., Class A (c)*	49,100	388,381
Cinemark Holdings, Inc.	124,500	2,858,520
Crown Media Holdings, Inc., Class A (c)*	46,700	70,517
Cumulus Media, Inc., Class A (c)*	50,500	183,315
Digital Domain Media Group, Inc. (c)*	4,900	41,650
Digital Generation, Inc. *	36,700	340,576
Entercom Communications Corp., Class A *	32,400	200,556
Entravision Communications Corp., Class A	67,300	105,661
Fisher Communications, Inc. *	11,800	386,922
Global Sources Ltd. *	15,300	94,248
Gray Television, Inc. *	66,400	119,520
Harte-Hanks, Inc.	61,316	515,054
Journal Communications, Inc., Class A *	57,900	242,601
Knology, Inc. *	40,200	781,890
LIN TV Corp., Class A *	39,700	156,815
Lions Gate Entertainment Corp. (c)*	60,400	738,692
Live Nation Entertainment, Inc. *	189,000	1,712,340
Martha Stewart Living Omnimedia, Inc., Class A	36,500	130,305
MDC Partners, Inc., Class A	33,600	346,752
Meredith Corp. (c)	48,700	1,404,021
National CineMedia, Inc.	73,900	1,056,031
Nexstar Broadcasting Group, Inc., Class A *	14,700	113,925
Outdoor Channel Hldgs, Inc.	19,200	142,080
ReachLocal, Inc. *	13,400	101,304
Rentrak Corp. *	12,700	240,284
Saga Communications, Inc., Class A *	4,800	180,768
Scholastic Corp.	35,569	1,086,633
Sinclair Broadcast Group, Inc., Class A	67,600	694,928
The E.W. Scripps Co., Class A *	44,100	403,956
The McClatchy Co., Class A *	77,300	210,256
The New York Times Co., Class A *	183,700	1,159,147
Valassis Communications, Inc. *	59,600	1,192,000
Value Line, Inc.	4,100	49,897
World Wrestling Entertainment, Inc., Class A (c)	36,500	287,620

		20,066,521

Pharmaceuticals, Biotechnology & Life Sciences 6.2%
Achillion Pharmaceuticals, Inc. *	63,500	422,275
Acorda Therapeutics, Inc. *	52,900	1,335,196
Acura Pharmaceuticals, Inc. (c)*	16,100	52,003
Aegerion Pharmaceuticals, Inc. *	12,200	151,890
Affymax, Inc. *	47,400	621,414
Affymetrix, Inc. *	94,400	417,248

28 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Akorn, Inc. *	75,100	910,963
Albany Molecular Research, Inc. *	29,500	94,105
Alimera Sciences, Inc. (c)*	24,500	75,705
Alkermes plc *	127,742	2,209,937
Allos Therapeutics, Inc. *	105,500	192,010
Alnylam Pharmaceuticals, Inc. *	59,900	682,261
AMAG Pharmaceuticals, Inc. *	28,300	443,178
Amicus Therapeutics, Inc. *	28,200	137,616
Ampio Pharmaceuticals, Inc. (c)*	26,600	82,194
Anacor Pharmaceuticals, Inc. *	14,600	81,030
Anthera Pharmaceuticals, Inc. *	28,200	43,992
Ardea Biosciences, Inc. *	30,700	978,102
Arena Pharmaceuticals, Inc. (c)*	225,800	550,952
ARIAD Pharmaceuticals, Inc. *	214,600	3,497,980
ArQule, Inc. *	83,300	587,265
Array BioPharma, Inc. *	107,200	374,128
Astex Pharmaceuticals *	75,500	132,880
Auxilium Pharmaceuticals, Inc. *	64,100	1,148,672
AVANIR Pharmaceuticals, Inc., Class A (c)*	177,300	540,765
AVEO Pharmaceuticals, Inc. *	42,000	483,000
AVI BioPharma, Inc. *	181,400	151,342
BG Medicine, Inc. (c)*	11,800	78,234
BioCryst Pharmaceuticals, Inc. (c)*	38,700	140,094
BioMimetic Therapeutics, Inc. *	25,700	68,619
Biosante Pharmaceuticals, Inc. (c)*	146,800	80,740
Biospecifics Technologies Corp. *	6,600	97,350
Biotime, Inc. (c)*	33,100	125,449
Cadence Pharmaceuticals, Inc. *	66,300	244,647
Cambrex Corp. *	39,400	255,312
Cell Therapeutics, Inc. (c)*	303,300	336,663
Celldex Therapeutics, Inc. *	76,500	348,840
Cempra, Inc. *	1,200	8,400
Cepheid, Inc. *	88,800	3,410,808
Chelsea Therapeutics International Ltd. (c)*	71,700	152,004
ChemoCentryx, Inc. *	5,000	86,000
Cleveland Biolabs, Inc. (c)*	38,000	73,720
Clovis Oncology, Inc. (c)*	16,800	301,224
Codexis, Inc. *	32,900	119,098
Columbia Laboratories, Inc. *	98,300	71,749
Complete Genomics, Inc. (c)*	42,100	113,670
Corcept Therapeutics, Inc. *	55,000	205,700
Cornerstone Therapeutics, Inc. *	10,800	63,720
Cubist Pharmaceuticals, Inc. *	84,232	3,561,329
Curis, Inc. (c)*	102,300	490,017
Cytori Therapeutics, Inc. (c)*	64,900	153,813
DepoMed, Inc. *	71,900	437,871
Durect Corp. *	108,100	75,670
DUSA Pharmaceuticals, Inc. *	32,700	191,622
Dyax Corp. *	132,200	215,486
Dynavax Technologies Corp. *	203,900	1,021,539
Emergent Biosolutions, Inc. *	32,600	458,356
Endocyte, Inc. *	23,100	164,934
Enzo Biochem, Inc. *	51,300	140,562
Enzon Pharmaceuticals, Inc. *	50,400	313,992
eResearch Technology, Inc. *	65,700	519,030
Exact Sciences Corp. *	75,200	809,904
Exelixis, Inc. *	197,572	948,346
Fluidigm Corp. *	8,600	134,246
Furiex Pharmaceuticals, Inc. *	13,200	189,684
Genomic Health, Inc. *	22,800	653,448
Geron Corp. *	172,800	290,304
GTx, Inc. *	29,300	91,709
Halozyme Therapeutics, Inc. *	118,400	957,856
Harvard Bioscience, Inc. *	30,800	122,892
Hi-Tech Pharmacal Co., Inc. *	13,900	453,001
Horizon Pharma, Inc. (c)*	13,600	57,120
Idenix Pharmaceuticals, Inc. *	80,200	703,354
ImmunoGen, Inc. *	100,600	1,282,650
Immunomedics, Inc. *	88,100	316,279
Impax Laboratories, Inc. *	87,400	2,152,662
Incyte Corp. (c)*	118,463	2,686,741
Infinity Pharmaceuticals, Inc. *	25,600	345,600
Insmed, Inc. *	33,300	96,237
InterMune, Inc. *	72,400	755,856
Ironwood Pharmaceuticals, Inc. *	71,700	947,157
Isis Pharmaceuticals, Inc. *	133,400	1,067,200
ISTA Pharmaceuticals, Inc. *	42,900	388,245
Jazz Pharmaceuticals plc *	29,600	1,510,488
K-V Pharmaceutical Co., Class A	69,000	79,350
Keryx Biopharmaceuticals, Inc. (c)*	92,500	146,150
Lannett Co., Inc. *	21,700	85,498
Lexicon Pharmaceuticals, Inc. *	246,800	399,816
Ligand Pharmaceuticals, Inc., Class B *	26,300	355,313
Luminex Corp. *	50,600	1,267,024
MannKind Corp. (c)*	127,000	285,750
MAP Pharmaceuticals, Inc. *	29,300	375,626
Maxygen, Inc. *	40,500	228,825
Medicis Pharmaceutical Corp., Class A	82,649	3,179,507
Medivation, Inc. *	42,000	3,396,960
MEDTOX Scientific, Inc. *	10,100	223,210
Metabolix, Inc. (c)*	45,600	123,576
Momenta Pharmaceuticals, Inc. *	61,744	980,495
Nabi Biopharmaceuticals *	57,300	95,691
Nektar Therapeutics (c)*	152,771	1,164,115
Neurocrine Biosciences, Inc. *	77,000	572,110
NewLink Genetics Corp. *	9,300	108,252
Novavax, Inc. (c)*	128,700	175,032
NPS Pharmacuticals, Inc. *	115,200	824,832
Nymox Pharmaceutical Corp. (c)*	26,000	211,900
Obagi Medical Products, Inc. *	24,800	325,376
OncoGenex Pharmaceutical, Inc. *	19,500	253,500
Oncothyreon, Inc. (c)*	76,700	329,043
Onyx Pharmaceuticals, Inc. *	84,900	3,863,799
Opko Health, Inc. (c)*	145,900	693,025
Optimer Pharmaceuticals, Inc. (c)*	62,100	919,080
Orexigen Therapeutics, Inc. *	60,700	212,450
Osiris Therapeutics, Inc. (c)*	22,300	118,413
Pacific Biosciences of California, Inc. *	45,400	122,580
Pacira Pharmaceuticals, Inc. (c)*	9,600	107,616
Pain Therapeutics, Inc. *	49,400	200,070
Par Pharmaceutical Cos., Inc. *	48,480	2,052,643
PAREXEL International Corp. *	78,818	2,123,357
PDL BioPharma, Inc.	187,100	1,176,859
Peregrine Pharmaceuticals, Inc. (c)*	106,500	50,055
Pernix Therapeutics Holdings *	7,300	62,780
Pharmacyclics, Inc. *	61,500	1,694,940
PharmAthene, Inc. (c)*	47,800	77,436
POZEN, Inc. *	35,400	235,764

See financial notes 29

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Progenics Pharmaceuticals, Inc. *	39,300	431,907
Questcor Pharmaceuticals, Inc. *	71,100	3,192,390
Raptor Pharmaceutical Corp. (c)*	63,000	369,180
Rigel Pharmaceuticals, Inc. *	91,900	710,387
Sagent Pharmaceuticals, Inc. *	8,900	160,111
Salix Pharmaceuticals Ltd. *	78,200	3,863,080
Sangamo BioSciences, Inc. (c)*	70,100	325,965
Santarus, Inc. *	71,400	454,818
Savient Pharmaceuticals, Inc. (c)*	95,200	225,624
SciClone Pharmaceuticals, Inc. *	46,300	277,337
Seattle Genetics, Inc. (c)*	129,198	2,554,244
Sequenom, Inc. (c)*	152,200	779,264
SIGA Technologies, Inc. (c)*	46,100	152,130
Spectrum Pharmaceuticals, Inc. (c)*	76,400	812,132
Sucampo Pharmaceuticals, Inc., Class A *	17,000	141,440
Sunesis Pharmaceuticals, Inc. (c)*	38,100	104,775
Synta Pharmaceuticals Corp. *	31,200	135,720
Targacept, Inc. *	47,400	225,150
The Medicines Co. *	72,208	1,595,075
Theravance, Inc. *	92,338	1,998,194
Transcept Pharmaceuticals, Inc. (c)*	6,900	62,031
Trius Therapeutics, Inc. *	10,300	55,311
Vanda Pharmaceuticals, Inc. *	37,600	166,568
Verastem, Inc. *	6,000	62,280
Vical, Inc. *	113,400	353,808
ViroPharma, Inc. *	94,774	2,061,334
VIVUS, Inc. *	131,100	3,175,242
XenoPort, Inc. *	47,400	216,618
Zalicus, Inc. *	99,600	104,580
ZIOPHARM Oncology, Inc. (c)*	89,200	424,592
Zogenix, Inc. (c)*	28,300	51,789

		101,626,238

Real Estate 9.6%
Acadia Realty Trust	56,736	1,315,140
AG Mortgage Investment Trust, Inc.	12,600	249,480
Agree Realty Corp.	15,200	346,560
Alexander’s, Inc.	2,900	1,129,927
American Assets Trust, Inc.	43,200	1,015,632
American Campus Communities, Inc.	99,300	4,413,885
American Capital Mortgage Investment Corp.	23,700	538,701
Anworth Mortgage Asset Corp.	178,300	1,201,742
Apollo Commercial Real Estate Finance, Inc.	27,500	443,575
ARMOUR Residential REIT, Inc.	237,700	1,659,146
Ashford Hospitality Trust	69,900	596,946
Associated Estates Realty Corp.	55,500	939,615
AV Homes, Inc. *	12,000	149,640
BioMed Realty Trust, Inc.	209,800	4,158,236
Campus Crest Communities, Inc.	41,000	477,650
CapLease, Inc.	91,200	378,480
Capstead Mortgage Corp.	120,900	1,659,957
CBL & Associates Properties, Inc.	198,700	3,701,781
Cedar Realty Trust, Inc.	75,100	392,022
Chatham Lodging Trust	18,500	240,500
Chesapeake Lodging Trust	43,100	780,110
Colonial Properties Trust	117,600	2,630,712
Colony Financial, Inc.	44,100	749,259
Consolidated-Tomoka Land Co.	5,600	164,640
Coresite Realty Corp.	26,600	662,606
Cousins Properties, Inc.	122,173	960,280
CreXus Investment Corp.	76,600	803,534
CubeSmart	163,200	2,049,792
CYS Investments, Inc.	149,600	2,054,008
DCT Industrial Trust, Inc.	329,100	1,951,563
DiamondRock Hospitality Co.	224,217	2,383,427
DuPont Fabros Technology, Inc.	78,800	2,139,420
Dynex Capital, Inc.	72,600	684,618
EastGroup Properties, Inc.	36,190	1,820,357
Education Realty Trust, Inc.	122,400	1,379,448
Entertainment Properties Trust	62,500	2,999,375
Equity Lifestyle Properties, Inc.	44,459	3,109,462
Equity One, Inc.	71,837	1,492,773
Excel Trust, Inc.	41,500	497,585
Extra Space Storage, Inc.	138,358	4,199,165
FelCor Lodging Trust, Inc. *	170,200	718,244
First Industrial Realty Trust, Inc. *	116,000	1,431,440
First Potomac Realty Trust	67,000	833,480
Forestar Group, Inc. *	47,400	729,012
Franklin Street Properties Corp.	94,565	952,270
Getty Realty Corp. (c)	34,542	546,454
Gladstone Commercial Corp.	14,700	249,753
Glimcher Realty Trust	186,600	1,845,474
Government Properties Income Trust	47,400	1,100,628
Hatteras Financial Corp.	127,700	3,719,901
Healthcare Realty Trust, Inc.	104,281	2,239,956
Hersha Hospitality Trust	188,500	1,083,875
Highwoods Properties, Inc.	96,600	3,354,918
Home Properties, Inc.	64,365	3,929,483
Hudson Pacific Properties, Inc.	29,500	466,985
Inland Real Estate Corp.	103,236	887,830
Invesco Mortgage Capital, Inc.	154,600	2,727,144
Investors Real Estate Trust	113,000	815,860
iStar Financial, Inc. *	123,900	857,388
Kennedy-Wilson Holdings, Inc.	36,100	507,566
Kilroy Realty Corp.	93,000	4,412,850
Kite Realty Group Trust	74,600	381,206
LaSalle Hotel Properties	113,926	3,350,564
Lexington Realty Trust (c)	160,384	1,427,418
LTC Properties, Inc.	40,667	1,353,398
Medical Properties Trust, Inc.	178,900	1,678,082
MFA Financial, Inc.	476,900	3,519,522
Mid-America Apartment Communities, Inc.	54,800	3,730,236
Mission West Properties, Inc.	23,700	208,086
Monmouth Real Estate Investment Corp., Class A	52,100	534,546
MPG Office Trust, Inc. (c)*	65,700	138,627
National Health Investors, Inc.	32,668	1,616,086
National Retail Properties, Inc.	141,200	3,866,056
Newcastle Investment Corp.	140,900	996,163
NorthStar Realty Finance Corp.	151,700	864,690
Omega Healthcare Investors, Inc.	136,100	2,913,901
One Liberty Properties, Inc.	14,900	281,759
Parkway Properties, Inc.	29,400	290,766
Pebblebrook Hotel Trust	68,200	1,642,256

30 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Pennsylvania Real Estate Investment Trust	74,512	1,049,874
PennyMac Mortgage Investment Trust	40,200	815,658
Post Properties, Inc.	72,267	3,519,403
Potlatch Corp.	53,803	1,684,034
PS Business Parks, Inc.	24,938	1,702,018
RAIT Financial Trust	66,800	323,312
Ramco-Gershenson Properties Trust	51,600	621,264
Redwood Trust, Inc.	105,200	1,228,736
Resource Capital Corp.	111,300	601,020
Retail Opportunity Investments Corp.	66,600	809,190
RLJ Lodging Trust	36,900	692,982
Sabra Health Care REIT, Inc.	51,866	868,237
Saul Centers, Inc.	9,800	392,098
Sovran Self Storage, Inc.	37,126	1,956,540
STAG Industrial, Inc.	21,300	296,496
Starwood Property Trust, Inc.	152,100	3,174,327
Strategic Hotels & Resorts, Inc. *	252,400	1,718,844
Summit Hotel Properties, Inc.	36,500	305,140
Sun Communities, Inc.	35,200	1,540,000
Sunstone Hotel Investors, Inc. *	158,310	1,614,762
Tanger Factory Outlet Centers, Inc.	115,100	3,604,932
Tejon Ranch Co. *	19,092	570,087
Terreno Realty Corp.	17,900	255,970
Two Harbors Investment Corp.	287,100	3,003,066
UMH Properties, Inc.	15,400	181,566
Universal Health Realty Income Trust	15,900	642,996
Urstadt Biddle Properties, Class A	30,900	594,516
Washington Real Estate Investment Trust	88,300	2,609,265
Whitestone REIT, Class B	10,100	139,582
Winthrop Realty Trust	38,400	409,728

		157,650,265

Retailing 4.5%
1-800-FLOWERS.COM, Inc., Class A *	34,800	103,704
Aeropostale, Inc. *	108,100	2,397,658
America’s Car-Mart, Inc. *	11,500	528,310
ANN, Inc. *	69,700	1,929,993
Asbury Automotive Group, Inc. *	39,100	1,091,672
Ascena Retail Group, Inc. *	168,600	3,452,928
Barnes & Noble, Inc. (c)*	38,900	807,175
Bebe Stores, Inc.	51,449	421,882
Big 5 Sporting Goods Corp.	29,400	246,078
Blue Nile, Inc. (c)*	15,900	481,452
Body Central Corp. *	15,700	476,809
Brown Shoe Co., Inc.	56,175	511,754
Build-A-Bear Workshop, Inc. *	21,300	96,063
Cabela’s, Inc. *	57,936	2,190,560
Casual Male Retail Group, Inc. *	56,400	177,096
Charming Shoppes, Inc. *	155,700	918,630
Christopher & Banks Corp.	47,900	89,573
Citi Trends, Inc. *	20,100	223,914
Coldwater Creek, Inc. *	97,500	96,525
Collective Brands, Inc. *	82,500	1,713,525
Conn’s, Inc. *	19,400	317,190
Core-Mark Holding Co., Inc.	15,300	590,580
Cost Plus, Inc. *	25,400	491,998
Destination Maternity Corp.	14,400	285,696
Express, Inc. *	74,000	1,747,880
Francesca’s Holdings Corp. *	13,400	420,090
Fred’s, Inc., Class A	49,600	710,272
Geeknet, Inc. *	5,900	85,845
Genesco, Inc. *	31,744	2,380,800
GNC Holdings, Inc., Class A	30,600	1,195,236
Gordmans Stores, Inc. *	7,100	150,804
Group 1 Automotive, Inc.	30,300	1,753,764
Haverty Furniture Cos, Inc.	25,200	302,400
hhgregg, Inc. (c)*	27,700	289,742
Hibbett Sports, Inc. *	36,675	2,190,231
Hot Topic, Inc.	54,900	538,020
HSN, Inc.	53,500	2,070,450
Jos. A. Bank Clothiers, Inc. *	37,018	1,760,206
Kirkland’s, Inc. *	22,400	327,936
Lithia Motors, Inc., Class A	29,600	794,168
Lumber Liquidators Holdings, Inc. *	31,000	896,830
MarineMax, Inc. *	31,100	331,526
Mattress Firm Holding Corp. (c)*	7,600	304,304
Monro Muffler Brake, Inc.	40,850	1,685,471
New York & Co, Inc. *	36,400	143,780
Nutrisystem, Inc.	36,148	418,594
Office Depot, Inc. *	371,800	1,130,272
OfficeMax, Inc. *	115,200	535,680
Orbitz Worldwide, Inc. *	28,000	102,200
Overstock.com, Inc. (c)*	15,500	93,465
Pacific Sunwear of California, Inc. (c)*	63,500	93,345
Penske Automotive Group, Inc.	59,816	1,581,535
PetMed Express, Inc.	25,300	340,791
Pier 1 Imports, Inc.	131,400	2,257,452
Pool Corp.	64,477	2,379,846
Rent-A-Center, Inc.	78,305	2,678,814
Rue21, Inc. *	20,100	610,035
Saks, Inc. *	154,500	1,693,320
Select Comfort Corp. *	74,500	2,151,560
Shoe Carnival, Inc. *	18,450	358,668
Shutterfly, Inc. *	42,200	1,313,264
Sonic Automotive, Inc., Class A	53,900	906,598
Stage Stores, Inc.	41,627	635,644
Stein Mart, Inc. *	36,800	236,256
Systemax, Inc. *	14,500	248,965
Teavana Holdings, Inc. (c)*	9,600	200,544
The Bon-Ton Stores, Inc. (c)	16,500	102,300
The Buckle, Inc. (c)	36,064	1,665,436
The Cato Corp., Class A	37,004	1,029,821
The Children’s Place Retail Stores, Inc. *	34,913	1,605,300
The Finish Line, Inc., Class A	69,419	1,545,267
The Men’s Wearhouse, Inc.	69,100	2,559,464
The Pep Boys - Manny, Moe & Jack	70,500	1,052,565
The Talbots, Inc. (c)*	93,600	277,056
Tuesday Morning Corp. *	57,700	233,108
US Auto Parts Network, Inc. *	24,800	89,776
ValueVision Media, Inc., Class A *	54,800	88,776
Vitamin Shoppe, Inc. *	33,200	1,562,724
VOXX International Corp. *	24,200	307,098

See financial notes 31

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
West Marine, Inc. *	19,800	231,858
Wet Seal, Inc., Class A *	121,200	398,748
Weyco Group, Inc.	4,600	112,194
Winmark Corp.	3,000	172,020
Zale Corp. *	43,000	117,820
Zumiez, Inc. *	28,400	1,041,144

		73,879,843

Semiconductors & Semiconductor Equipment 3.2%
Advanced Energy Industries, Inc. *	57,600	687,744
Alpha & Omega Semiconductor Ltd. *	19,700	194,833
Amkor Technology, Inc. *	128,918	666,506
Amtech Systems, Inc. *	12,800	89,344
ANADIGICS, Inc. *	90,300	199,563
Applied Micro Circuits Corp. *	84,865	473,547
ATMI, Inc. *	42,354	889,857
Axcelis Technologies, Inc. *	142,100	193,256
AXT, Inc. *	42,800	217,852
Brooks Automation, Inc.	88,631	1,042,301
Cabot Microelectronics Corp.	31,500	1,082,970
Cavium, Inc. *	64,900	1,898,974
CEVA, Inc. *	30,900	682,581
Cirrus Logic, Inc. *	88,700	2,428,606
Cohu, Inc.	32,200	353,556
Cymer, Inc. *	40,865	2,118,442
Diodes, Inc. *	47,281	1,053,893
DSP Group, Inc. *	31,400	205,356
Entegris, Inc. *	180,000	1,593,000
Entropic Communications, Inc. *	119,200	504,216
Exar Corp. *	49,000	388,080
FormFactor, Inc. *	68,473	383,449
FSI International, Inc. *	51,800	262,626
GSI Technology, Inc. *	27,000	114,210
GT Advanced Technologies, Inc. *	168,600	1,097,586
Hittite Microwave Corp. *	42,909	2,297,348
Inphi Corp. *	27,500	279,125
Integrated Device Technology, Inc. *	198,500	1,343,845
Integrated Silicon Solutions, Inc. *	35,900	381,258
Intermolecular, Inc. *	11,000	73,370
IXYS Corp. *	32,400	403,704
Kopin Corp. *	86,500	308,805
Kulicke & Soffa Industries, Inc. *	96,400	1,262,840
Lattice Semiconductor Corp. *	157,800	861,588
LTX-Credence Corp. *	66,300	457,470
MaxLinear, Inc., Class A *	21,400	103,790
Micrel, Inc.	67,505	735,129
Microsemi Corp. *	115,919	2,494,577
Mindspeed Technologies, Inc. *	44,900	224,949
MIPS Technologies, Inc. *	65,300	427,062
MKS Instruments, Inc.	69,999	1,935,472
Monolithic Power Systems, Inc. *	40,100	830,872
MoSys, Inc. *	43,700	157,320
Nanometrics, Inc. *	27,000	418,770
NVE Corp. *	6,400	324,352
OmniVision Technologies, Inc. *	77,673	1,430,737
PDF Solutions, Inc. *	31,400	276,948
Pericom Semiconductor Corp. *	33,500	263,310
Photronics, Inc. *	78,700	487,153
PLX Technology, Inc. *	59,600	237,208
Power Integrations, Inc.	38,662	1,464,517
Rambus, Inc. *	131,500	669,335
RF Micro Devices, Inc. *	369,900	1,601,667
Rubicon Technology, Inc. (c)*	23,500	222,075
Rudolph Technologies, Inc. *	42,400	457,920
Semtech Corp. *	87,529	2,386,040
Sigma Designs, Inc. *	43,000	236,930
Silicon Image, Inc. *	106,500	639,000
Spansion, Inc., Class A *	67,400	812,844
Standard Microsystems Corp. *	30,792	815,372
STR Holdings, Inc. *	40,500	154,710
Supertex, Inc. *	14,800	302,956
Tessera Technologies, Inc. *	68,490	1,071,184
TriQuint Semiconductor, Inc. *	220,000	1,073,600
Ultra Clean Holdings, Inc. *	30,500	208,925
Ultratech, Inc. *	33,700	1,076,378
Veeco Instruments, Inc. (c)*	54,600	1,648,374
Volterra Semiconductor Corp. *	32,900	1,082,081

		52,763,258

Software & Services 8.0%
Accelrys, Inc. *	74,200	610,666
ACI Worldwide, Inc. *	54,415	2,168,982
Actuate Corp. *	48,100	341,510
Acxiom Corp. *	108,676	1,492,121
Advent Software, Inc. *	43,928	1,185,617
American Software, Inc., Class A	30,400	251,712
Ancestry.com, Inc. (c)*	42,400	1,132,080
Angie’s List, Inc. (c)*	13,600	189,720
Aspen Technology, Inc. *	113,300	2,241,074
AVG Technologies NV *	10,800	149,580
Bankrate, Inc. *	30,800	721,336
Bazaarvoice, Inc. (c)*	14,600	289,226
Blackbaud, Inc.	59,569	1,845,448
Bottomline Technologies, Inc. *	48,100	1,131,793
Brightcove, Inc. *	7,700	144,375
BroadSoft, Inc. *	30,200	1,292,862
CACI International, Inc., Class A *	35,400	2,164,002
Callidus Software, Inc. *	40,200	318,384
Carbonite, Inc. (c)*	9,600	76,704
Cardtronics, Inc. *	57,700	1,520,972
Cass Information Systems, Inc.	12,400	507,780
CIBER, Inc. *	85,700	356,512
CommVault Systems, Inc. *	59,100	3,077,337
Computer Task Group, Inc. *	20,200	291,284
comScore, Inc. *	42,500	846,600
Concur Technologies, Inc. *	59,900	3,387,944
Constant Contact, Inc. *	39,500	954,715
Convergys Corp. *	140,900	1,883,833
Convio, Inc. *	16,200	259,200
Cornerstone OnDemand, Inc. (c)*	15,300	317,934
CoStar Group, Inc. *	33,883	2,469,732
CSG Systems International, Inc. *	46,400	668,160
DealerTrack Holdings, Inc. *	55,036	1,641,724
Deltek, Inc. *	29,700	310,068
Demand Media, Inc. (c)*	10,600	88,086
Dice Holdings, Inc. *	64,900	699,622
Digimarc Corp. *	8,400	219,660
Digital River, Inc. *	49,800	936,738
Dynamics Research Corp. *	12,000	86,280
Earthlink, Inc.	147,381	1,196,734

32 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Ebix, Inc. (c)	38,600	789,370
Ellie Mae, Inc. *	11,300	146,448
Envestnet, Inc. *	25,600	320,256
EPAM Systems, Inc. *	4,900	101,136
EPIQ Systems, Inc.	42,100	478,256
ePlus, Inc. *	5,200	154,232
Euronet Worldwide, Inc. *	68,636	1,484,597
Exlservice Holdings, Inc. *	22,800	631,104
Fair Isaac Corp.	47,800	2,050,620
FalconStor Software, Inc. *	41,100	135,219
Forrester Research, Inc.	19,717	698,968
Global Cash Access Holdings, Inc. *	86,400	730,080
Glu Mobile, Inc. (c)*	63,500	288,925
Guidance Software, Inc. *	18,600	176,514
Guidewire Software, Inc. *	11,900	323,918
Heartland Payment Systems, Inc.	51,600	1,572,252
Higher One Holdings, Inc. (c)*	41,000	646,570
iGATE Corp. *	41,440	806,422
Imperva, Inc. *	7,300	253,821
InfoSpace, Inc. *	52,800	587,664
Interactive Intelligence Group, Inc. *	19,100	566,506
Internap Network Services Corp. *	70,000	492,800
IntraLinks Holdings, Inc. *	42,800	199,448
j2 Global, Inc.	61,628	1,591,851
Jack Henry & Associates, Inc.	115,800	3,932,568
JDA Software Group, Inc. *	56,669	1,636,601
Jive Software, Inc. *	20,700	492,867
Kenexa Corp. *	35,400	1,156,518
Keynote Systems, Inc.	18,700	344,080
KIT Digital, Inc. (c)*	51,500	349,170
Limelight Networks, Inc. *	90,900	249,066
Lionbridge Technologies, Inc. *	82,500	226,875
Liquidity Services, Inc. *	25,200	1,343,916
LivePerson, Inc. *	70,600	1,121,128
LogMeIn, Inc. *	27,300	983,073
LoopNet, Inc. *	24,100	461,997
Manhattan Associates, Inc. *	27,347	1,371,452
ManTech International Corp., Class A	31,200	980,304
Marchex, Inc., Class B	28,600	99,528
MAXIMUS, Inc.	46,448	2,055,324
Mentor Graphics Corp. *	128,967	1,863,573
MicroStrategy, Inc., Class A *	10,662	1,490,334
ModusLink Global Solutions, Inc. *	58,700	290,565
MoneyGram International, Inc. *	14,000	235,760
Monotype Imaging Holdings, Inc. *	47,900	679,701
Motricity, Inc. (c)*	49,600	51,088
Move, Inc. *	53,100	461,970
NCI, Inc., Class A *	8,900	44,144
NetScout Systems, Inc. *	50,000	1,034,500
NetSuite, Inc. *	38,300	1,699,754
NIC, Inc.	85,700	958,983
OpenTable, Inc. (c)*	31,500	1,408,995
Openwave Systems, Inc. *	114,100	294,378
Opnet Technologies, Inc.	19,300	446,988
Parametric Technology Corp. *	159,800	3,448,484
Pegasystems, Inc.	22,300	829,337
Perficient, Inc. *	32,400	389,124
PRGX Global, Inc. *	26,200	165,584
Progress Software Corp. *	89,820	2,078,435
PROS Holdings, Inc. *	28,800	567,072
QAD, Inc., Class A *	8,800	108,680
QLIK Technologies, Inc. *	99,600	2,869,476
Quepasa Corp. (c)*	11,800	44,840
Quest Software, Inc. *	75,600	1,759,212
QuinStreet, Inc. *	36,900	387,819
RealNetworks, Inc.	28,257	270,420
RealPage, Inc. *	40,600	736,890
Responsys, Inc. *	12,700	162,306
Rosetta Stone, Inc. *	14,700	153,762
Saba Software, Inc. *	37,900	368,388
Sapient Corp.	146,363	1,751,965
SciQuest, Inc. *	16,500	245,025
SeaChange International, Inc. *	35,400	290,988
ServiceSource International, Inc. *	13,400	222,172
Smith Micro Software, Inc. *	48,000	96,480
Solarwinds, Inc. *	76,300	3,579,233
Sourcefire, Inc. *	38,100	1,942,719
SPS Commerce, Inc. *	11,300	314,366
Srs Labs, Inc. *	16,200	154,386
SS&C Technologies Holdings, Inc. *	33,800	803,426
Stamps.com, Inc. *	16,100	467,383
Support.com, Inc. *	64,900	235,587
Synchronoss Technologies, Inc. *	35,400	1,108,020
Syntel, Inc.	20,600	1,233,734
Take-Two Interactive Software, Inc. *	98,504	1,388,906
Tangoe, Inc. *	13,700	280,576
TechTarget, Inc. *	19,600	145,824
TeleCommunication Systems, Inc., Class A *	62,100	119,853
TeleNav, Inc. *	22,100	149,617
TeleTech Holdings, Inc. *	34,000	515,100
The Active Network, Inc. *	16,500	277,200
The Hackett Group, Inc. *	40,800	232,968
The Ultimate Software Group, Inc. *	34,600	2,669,736
TiVo, Inc. *	159,703	1,723,195
TNS, Inc. *	34,100	695,640
Travelzoo, Inc. (c)*	7,400	192,104
Tyler Technologies, Inc. *	39,600	1,582,020
Unisys Corp. *	57,650	1,075,749
United Online, Inc.	118,687	562,576
ValueClick, Inc. *	105,400	2,232,372
VASCO Data Security International, Inc. *	36,200	281,998
Verint Systems, Inc. *	28,400	858,816
Virnetx Holding Corp. (c)*	54,500	1,353,780
Virtusa Corp. *	20,300	306,327
Vocus, Inc. *	23,600	305,148
Wave Systems Corp., Class A (c)*	111,000	158,730
Web.com Group, Inc. *	38,900	503,755
Websense, Inc. *	53,504	1,109,673
Wright Express Corp. *	51,776	3,304,344
XO Group, Inc. *	39,800	368,946
Zillow, Inc. *	5,500	191,785
Zix Corp. *	88,900	251,587

		132,083,922

See financial notes 33

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Technology Hardware & Equipment 5.0%
3D Systems Corp. (c)*	56,100	1,654,389
ADTRAN, Inc.	86,900	2,652,188
Aeroflex Holding Corp. *	26,600	297,920
Agilysys, Inc. *	24,000	210,240
Anaren, Inc. *	20,200	364,408
Anixter International, Inc. *	38,800	2,660,904
Arris Group, Inc. *	165,760	2,143,277
Aruba Networks, Inc. *	120,400	2,542,848
Aviat Networks, Inc. *	81,200	207,060
Avid Technology, Inc. *	39,705	345,036
Badger Meter, Inc.	20,203	746,299
Bel Fuse, Inc., Class B	14,100	250,839
Benchmark Electronics, Inc. *	81,294	1,290,949
Black Box Corp.	24,092	544,720
Brightpoint, Inc. *	91,295	558,725
Calix, Inc. *	49,100	390,836
Checkpoint Systems, Inc. *	53,744	589,034
Cognex Corp.	55,509	2,234,237
Coherent, Inc. *	31,451	1,654,323
Communications Systems, Inc.	8,900	115,789
Comtech Telecommunications Corp.	27,100	837,932
Cray, Inc. *	48,500	540,775
CTS Corp.	46,000	493,580
Daktronics, Inc.	46,400	377,696
DDi Corp.	20,200	262,196
Digi International, Inc. *	33,900	314,592
Dot Hill Systems Corp. *	75,700	94,625
DTS, Inc. *	23,300	726,960
Echelon Corp. *	47,000	204,920
Electro Rent Corp.	25,200	392,616
Electro Scientific Industries, Inc.	30,200	430,652
Electronics for Imaging, Inc. *	62,509	1,115,786
eMagin Corp. *	25,000	77,750
Emcore Corp. (c)*	29,700	134,244
Emulex Corp. *	117,590	1,020,681
Extreme Networks, Inc. *	123,300	472,239
Fabrinet *	27,300	459,186
FARO Technologies, Inc. *	21,900	1,225,962
FEI Co. *	51,800	2,598,806
Finisar Corp. *	120,500	1,990,660
Globecomm Systems, Inc. *	30,000	425,400
GSI Group, Inc. *	34,600	417,622
Harmonic, Inc. *	153,800	725,936
Identive Group, Inc. *	51,800	106,708
Imation Corp. *	40,200	233,160
Immersion Corp. *	38,200	208,190
Infinera Corp. *	140,000	1,002,400
Insight Enterprises, Inc. *	58,500	1,188,135
InterDigital, Inc.	60,800	1,685,376
Intermec, Inc. *	79,640	423,685
Intevac, Inc. *	30,600	246,636
InvenSense, Inc. (c)*	13,400	215,472
Ixia *	51,764	652,226
KEMET Corp. *	59,100	502,941
KVH Industries, Inc. *	19,900	198,602
LeCroy Corp. *	22,000	227,480
Littelfuse, Inc.	30,400	1,905,168
Loral Space & Communications, Inc.	14,600	905,930
Maxwell Technologies, Inc. *	37,400	355,674
Measurement Specialties, Inc. *	20,000	714,600
Mercury Computer Systems, Inc. *	40,400	533,280
Meru Networks, Inc. (c)*	14,400	40,896
Methode Electronics, Inc.	49,500	418,275
Microvision, Inc. (c)*	20,000	37,200
MTS Systems Corp.	20,875	1,001,374
Multi-Fineline Electronix, Inc. *	12,100	320,529
NeoPhotonics Corp. *	11,600	54,868
NETGEAR, Inc. *	49,000	1,886,500
Newport Corp. *	50,200	856,914
Novatel Wireless, Inc. *	42,900	123,981
NumereX Corp., Class A *	12,800	121,344
Oclaro, Inc. (c)*	67,600	194,012
OCZ Technology Group, Inc. (c)*	88,200	520,380
Oplink Communications, Inc. *	26,200	415,008
Opnext, Inc. *	45,000	53,550
OSI Systems, Inc. *	25,500	1,704,930
Park Electrochemical Corp.	27,800	802,030
PC Connection, Inc.	12,500	100,250
Plantronics, Inc.	57,993	2,222,292
Plexus Corp. *	47,662	1,542,819
Power-One, Inc. *	91,200	390,336
Powerwave Technologies, Inc. (c)*	51,720	58,444
Procera Networks, Inc. *	22,700	471,252
Pulse Electronics Corp.	55,700	114,185
Quantum Corp. *	301,900	718,522
Radisys Corp. *	26,000	165,100
RealD, Inc. (c)*	53,000	640,240
Richardson Electronics Ltd.	18,900	238,329
Rimage Corp.	12,700	115,443
Rofin-Sinar Technologies, Inc. *	38,136	961,027
Rogers Corp. *	21,367	818,142
Sanmina-SCI Corp. *	107,800	959,420
ScanSource, Inc. *	36,178	1,192,427
ShoreTel, Inc. *	63,200	302,728
Silicon Graphics International Corp. (c)*	41,500	391,760
Sonus Networks, Inc. *	282,658	799,922
STEC, Inc. *	49,000	406,210
Stratasys, Inc. *	28,300	1,449,243
Super Micro Computer, Inc. *	36,000	635,400
Sycamore Networks, Inc. *	26,811	417,983
Symmetricom, Inc. *	58,000	322,480
Synaptics, Inc. *	43,100	1,323,601
SYNNEX Corp. *	33,700	1,283,633
TTM Technologies, Inc. *	69,600	718,968
Ubiquiti Networks, Inc. (c)*	11,600	383,032
Universal Display Corp. (c)*	51,500	2,315,955
ViaSat, Inc. *	49,419	2,386,938
Viasystems Group, Inc. *	3,800	84,702
Vishay Precision Group, Inc. *	16,500	238,920
Westell Technologies, Inc., Class A *	71,100	162,108
X-Rite, Inc. *	35,300	195,562
Xyratex Ltd.	37,900	550,308
Zygo Corp. *	21,300	421,527

		82,151,499

Telecommunication Services 0.8%
8x8, Inc. *	83,200	343,616

34 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
AboveNet, Inc. *	31,100	2,586,587
Alaska Communications Systems Group, Inc. (c)	60,500	154,880
Atlantic Tele-Network, Inc.	12,600	429,156
Boingo Wireless, Inc. *	7,700	81,081
Cbeyond, Inc. *	37,400	240,482
Cincinnati Bell, Inc. *	266,245	1,011,731
Cogent Communications Group, Inc. *	61,600	1,153,768
Consolidated Communications Holdings, Inc.	35,000	677,250
Fairpoint Communications, Inc. (c)*	28,900	133,807
General Communication, Inc., Class A *	55,500	421,800
HickoryTech Corp.	17,900	177,747
IDT Corp., Class B	18,600	156,612
inContact, Inc. *	41,100	223,995
Iridium Communications, Inc. *	58,400	513,336
Leap Wireless International, Inc. *	81,800	458,898
Lumos Networks Corp.	20,100	181,704
Neutral Tandem, Inc. *	42,100	489,202
NTELOS Holdings Corp.	20,150	407,433
ORBCOMM, Inc. *	46,400	151,264
Premiere Global Services, Inc. *	70,000	626,500
Shenandoah Telecommunications Co.	31,800	354,570
SureWest Communications	18,800	424,504
Towerstream Corp. (c)*	56,700	260,253
USA Mobility, Inc.	29,600	382,432
Vonage Holdings Corp. *	185,700	378,828

		12,421,436

Transportation 2.3%
Air Transport Services Group, Inc. *	72,100	382,130
Alaska Air Group, Inc. *	96,000	3,244,800
Allegiant Travel Co. *	19,800	1,163,448
AMERCO	11,504	1,155,462
Arkansas Best Corp.	34,072	522,664
Atlas Air Worldwide Holdings, Inc. *	35,200	1,620,960
Avis Budget Group, Inc. *	140,600	1,850,296
Baltic Trading Ltd.	21,800	101,370
Celadon Group, Inc.	26,900	420,447
Covenant Transport Group, Inc., Class A *	15,000	49,650
Dollar Thrifty Automotive Group, Inc. *	38,700	3,129,282
Eagle Bulk Shipping, Inc. (c)*	83,800	137,432
Echo Global Logistics, Inc. *	15,100	257,153
Excel Maritime Carriers Ltd. (c)*	61,200	114,444
Forward Air Corp.	39,382	1,330,324
Genco Shipping & Trading Ltd. (c)*	48,200	257,870
Genesee & Wyoming, Inc., Class A *	53,100	2,862,621
Hawaiian Holdings, Inc. *	67,500	382,050
Heartland Express, Inc.	67,500	933,525
Hub Group, Inc., Class A *	49,292	1,725,220
International Shipholding Corp.	7,300	154,468
JetBlue Airways Corp. *	330,100	1,567,975
Knight Transportation, Inc.	81,700	1,341,514
Marten Transport Ltd.	20,800	438,256
Old Dominion Freight Line, Inc. *	63,583	2,827,536
Pacer International, Inc. *	46,900	281,869
Park-Ohio Holdings Corp. *	11,200	241,808
Patriot Transportation Holding, Inc. *	6,200	136,214
Quality Distribution, Inc. *	22,600	252,442
RailAmerica, Inc. *	28,600	662,948
Republic Airways Holdings, Inc. *	64,600	328,814
Roadrunner Transportation Systems, Inc. *	12,200	211,670
Saia, Inc. *	21,300	400,014
SkyWest, Inc.	70,812	636,600
Spirit Airlines, Inc. *	20,900	502,018
Swift Transportation Co. *	106,100	1,112,989
Ultrapetrol Bahamas Ltd. (c)*	28,600	54,626
Universal Truckload Services, Inc.	7,300	113,880
US Airways Group, Inc. *	217,000	2,226,420
Werner Enterprises, Inc.	58,743	1,387,510
Wesco Aircraft Holdings, Inc. *	28,100	443,699
Zipcar, Inc. (c)*	13,700	165,085

		37,129,503

Utilities 3.2%
Allete, Inc.	45,290	1,866,401
American States Water Co.	25,000	911,000
Artesian Resources Corp., Class A	8,700	166,083
Atlantic Power Corp.	150,000	2,142,000
Avista Corp.	77,212	2,041,485
Black Hills Corp.	59,298	1,957,427
Cadiz, Inc. *	16,200	136,566
California Water Service Group	55,974	1,013,689
Central Vermont Public Service Corp.	17,900	630,975
CH Energy Group, Inc.	20,797	1,364,699
Chesapeake Utilities Corp.	12,800	537,856
Cleco Corp.	81,700	3,333,360
Connecticut Water Service, Inc.	11,500	319,125
Consolidated Water Co., Ltd.	19,500	139,815
Dynegy, Inc. *	137,900	56,539
El Paso Electric Co.	56,416	1,728,586
Genie Energy Ltd., Class B	18,600	154,752
IDACORP, Inc.	66,400	2,705,136
MGE Energy, Inc.	30,960	1,416,110
Middlesex Water Co.	20,900	387,904
New Jersey Resources Corp.	55,400	2,395,496
Northwest Natural Gas Co.	35,695	1,631,262
NorthWestern Corp.	48,612	1,726,698
Ormat Technologies, Inc.	24,000	474,480
Otter Tail Corp.	48,309	1,060,866
Piedmont Natural Gas Co., Inc.	96,200	2,932,176
PNM Resources, Inc.	116,100	2,178,036
Portland General Electric Co.	100,900	2,606,247
SJW Corp.	20,700	498,870
South Jersey Industries, Inc.	40,160	1,977,880
Southwest Gas Corp.	61,396	2,579,860
The Empire District Electric Co.	56,000	1,149,120
The Laclede Group, Inc.	29,977	1,180,494
The York Water Co.	17,000	296,990
UIL Holdings Corp.	67,710	2,327,193
Unisource Energy Corp.	49,117	1,787,859
Unitil Corp.	14,600	386,316

See financial notes 35

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
WGL Holdings, Inc.	68,600	2,751,546

		52,950,897

Total Common Stock
(Cost $1,314,574,537)		1,615,955,126

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Indevus Pharmaceuticals, Inc. (a)(b)*	138,800	—

Total Rights
(Cost $—)		—

Warrants 0.0% of net assets

Energy 0.0%
Magnum Hunter Resources Corp. (a)(b)*	19,700	—

Total Warrants
(Cost $—)		—

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 1.7% of net assets

Time Deposit 1.5%
Bank of America
0.03%, 05/01/12	24,957,845	24,957,845

U.S. Treasury Obligations 0.2%
U.S. Treasury Bills
0.04%, 06/14/12 (d)(e)	450,000	449,978
0.08%, 06/14/12 (d)(e)	2,500,000	2,499,756

		2,949,734

Total Short-Term Investments
(Cost $27,907,579)		27,907,579

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 5.4% of net assets

Wells Fargo Advantage Government Money Market Fund	88,178,306	88,178,306

Total Collateral Invested for Securities on Loan
(Cost $88,178,306)		88,178,306

End of Collateral Invested for Securities on Loan.

At 04/30/12 tax basis cost of the fund’s investments was $1,347,303,690 and the unrealized appreciation and depreciation were $412,189,439 and ($115,630,424), respectively, with a net unrealized appreciation of $296,559,015.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these securities amounted to $0 or 0.0% of net assets.
(c)	All or a portion of this security is on loan.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

Russell 2000 Index, mini, Long, expires 06/15/12	330	26,891,700	456,803

36 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings as of April 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

98.8%		Common Stock	1,474,801,458	1,987,650,809
0.0%		Rights	—	—
0.0%		Warrants	—	—
1.0%		Short-Term Investments	19,537,730	19,537,730

99.8%		Total Investments	1,494,339,188	2,007,188,539
0.6%		Collateral Invested for Securities on Loan	12,025,131	12,025,131
(0	.4)%	Other Assets and Liabilities, Net		(8,755,558)

100.0%		Net Assets		2,010,458,112

	Number	Value
Security	of Shares	($)

Common Stock 98.8% of net assets

Automobiles & Components 0.8%
American Axle & Manufacturing Holdings, Inc. *	8,300	80,427
BorgWarner, Inc. *	13,800	1,090,752
Cooper Tire & Rubber Co.	8,900	133,055
Dana Holding Corp.	19,500	285,090
Dorman Products, Inc. *	1,500	71,670
Drew Industries, Inc. *	2,400	71,472
Exide Technologies *	15,500	44,640
Federal-Mogul Corp. *	9,200	118,956
Ford Motor Co.	490,236	5,529,862
General Motors Co. *	74,000	1,702,000
Gentex Corp.	18,000	395,460
Harley-Davidson, Inc.	28,500	1,491,405
Johnson Controls, Inc.	88,500	2,829,345
Lear Corp.	14,000	581,000
Modine Manufacturing Co. *	8,000	63,200
Standard Motor Products, Inc.	7,500	113,025
Stoneridge, Inc. *	8,200	70,684
Strattec Security Corp.	1,500	32,700
Tenneco, Inc. *	7,480	230,608
Tesla Motors, Inc. (d)*	7,500	248,475
The Goodyear Tire & Rubber Co. *	29,000	318,420
Thor Industries, Inc.	7,500	253,725
TRW Automotive Holdings Corp. *	12,800	585,088
Visteon Corp. *	8,000	401,360
Winnebago Industries, Inc. *	5,100	49,725

		16,792,144

Banks 3.3%
1st Source Corp.	5,528	125,430
Ameris Bancorp *	1,848	22,915
Arrow Financial Corp.	1,180	28,249
Associated Banc-Corp.	21,500	286,595
Astoria Financial Corp.	11,300	109,497
BancFirst Corp.	2,300	95,910
BancorpSouth, Inc.	7,612	102,534
BancTrust Financial Group, Inc. *	2,100	4,431
Bank Mutual Corp.	6,168	24,055
Bank of Hawaii Corp.	6,500	317,785
Bank of the Ozarks, Inc.	5,600	173,040
BankUnited, Inc.	6,000	147,600
Banner Corp.	3,171	69,603
BB&T Corp.	89,458	2,866,234
BBCN Bancorp, Inc. *	7,000	76,860
Beneficial Mutual Bancorp, Inc. *	7,500	65,025
Berkshire Bancorp, Inc. *	3,600	25,740
Berkshire Hills Bancorp, Inc.	1,400	31,766
BOK Financial Corp.	7,540	430,006
Boston Private Financial Holdings, Inc.	12,129	113,042
Brookline Bancorp, Inc.	8,405	75,477
Bryn Mawr Bank Corp.	3,400	73,066
Camco Financial Corp. *	700	1,687
Camden National Corp.	700	22,764
Capital City Bank Group, Inc.	4,375	36,531
CapitalSource, Inc.	32,900	212,205
Capitol Federal Financial, Inc.	18,963	223,953
Cathay General Bancorp	9,200	158,424
Central Pacific Financial Corp. *	5,169	73,503
Century Bancorp, Inc., Class A	800	21,976
Chemical Financial Corp.	5,383	118,803
CIT Group, Inc. *	25,000	946,250
Citizens South Banking Corp.	1,050	5,250
City Holding Co.	4,800	160,080
City National Corp.	6,100	324,886
Columbia Banking System, Inc.	4,951	101,446
Comerica, Inc.	26,159	837,611
Commerce Bancshares, Inc.	17,861	716,226
Community Bank System, Inc.	4,400	123,728
Community Trust Bancorp, Inc.	2,487	79,460
Cullen/Frost Bankers, Inc.	8,300	489,368
CVB Financial Corp.	10,311	119,298
Dime Community Bancshares	6,875	95,288
East West Bancorp, Inc.	19,600	446,292
F.N.B. Corp.	15,661	177,752
Fifth Third Bancorp	116,714	1,660,840
First BanCorp Puerto Rico *	479	2,041
First Busey Corp.	14,300	66,352
First Citizens BancShares, Inc., Class A	900	155,970
First Commonwealth Financial Corp.	13,504	86,831
First Financial Bancorp	10,339	173,799
First Financial Bankshares, Inc. (d)	6,000	203,040
First Financial Corp.	2,600	78,000
First Financial Holdings, Inc.	3,900	45,006
First Horizon National Corp.	32,816	301,251
First M&F Corp.	2,000	8,720
First Merchants Corp.	9,041	111,476

See financial notes 37

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
First Midwest Bancorp, Inc.	9,125	97,181
First Niagara Financial Group, Inc.	37,165	332,255
First Republic Bank *	11,000	363,330
First United Corp. (d)*	2,200	18,150
FirstMerit Corp.	13,406	225,221
Flagstar Bancorp, Inc. *	54,100	47,089
Flushing Financial Corp.	6,800	88,604
Fulton Financial Corp.	28,262	296,468
Glacier Bancorp, Inc.	7,697	114,685
Great Southern Bancorp, Inc.	3,400	81,736
Hancock Holding Co.	9,144	294,254
Hawthorn Bancshares, Inc.	843	6,318
Heritage Financial Corp.	3,735	48,929
Home Bancshares, Inc.	3,300	96,162
Hudson City Bancorp, Inc.	59,231	418,171
Huntington Bancshares, Inc.	114,599	766,667
IBERIABANK Corp.	3,875	197,896
Independent Bank Corp.	3,000	84,210
Independent Bank Corp., Michigan (d)*	431	1,651
Indiana Community Bancorp	800	18,224
International Bancshares Corp.	7,784	153,578
Investors Bancorp, Inc. *	9,600	148,224
Kearny Financial Corp.	6,500	63,050
KeyCorp	121,290	975,172
Lakeland Financial Corp.	3,700	96,348
M&T Bank Corp.	15,949	1,375,920
MainSource Financial Group, Inc.	3,235	37,817
MB Financial, Inc.	8,133	168,109
Merchants Bancshares, Inc.	1,450	38,976
MGIC Investment Corp. *	21,800	75,428
MutualFirst Financial, Inc.	2,000	20,220
National Penn Bancshares, Inc.	13,175	121,473
NBT Bancorp, Inc.	4,400	90,420
New York Community Bancorp, Inc.	58,085	783,567
North Valley Bancorp *	300	3,774
Northrim BanCorp, Inc.	4,281	93,925
Northwest Bancshares, Inc.	11,250	138,600
OceanFirst Financial Corp.	5,050	73,579
Ocwen Financial Corp. *	12,420	185,182
Old National Bancorp	15,244	195,428
Oriental Financial Group, Inc.	8,163	96,487
Oritani Financial Corp.	13,200	195,624
Pacific Capital Bancorp *	3,117	141,979
PacWest Bancorp	6,000	142,920
Park National Corp. (d)	2,845	191,326
People’s United Financial, Inc.	44,187	545,268
Peoples Financial Corp.	3,000	29,880
Pinnacle Financial Partners, Inc. *	6,475	118,492
PNC Financial Services Group, Inc.	68,532	4,545,042
Popular, Inc. *	125,200	222,856
Premier Financial Bancorp, Inc. *	245	1,906
PrivateBancorp, Inc.	8,000	125,840
Prosperity Bancshares, Inc.	6,400	298,560
Provident Financial Holdings, Inc.	2,750	29,673
Provident Financial Services, Inc.	5,217	76,690
Radian Group, Inc. (d)	24,500	76,440
Regions Financial Corp.	180,462	1,216,314
Renasant Corp.	4,125	66,000
Republic Bancorp, Inc., Class A	6,521	153,439
Roma Financial Corp.	4,000	37,760
S&T Bancorp, Inc.	4,400	82,368
S.Y. Bancorp, Inc.	1,470	34,104
Sandy Spring Bancorp, Inc.	5,900	106,259
SCBT Financial Corp.	3,000	103,170
Seacoast Banking Corp. of Florida *	1,980	3,208
Shore Bancshares, Inc.	1,250	8,000
Signature Bank *	6,000	394,140
Simmons First National Corp., Class A	4,000	97,360
Southwest Bancorp, Inc. *	3,300	29,997
StellarOne Corp.	6,000	75,060
Sterling Bancorp	1,918	18,240
Sterling Financial Corp. *	5,000	97,100
Suffolk Bancorp *	2,400	28,512
Sun Bancorp, Inc. *	6,218	17,970
SunTrust Banks, Inc.	68,342	1,659,344
Susquehanna Bancshares, Inc.	23,468	243,363
SVB Financial Group *	5,200	333,268
Synovus Financial Corp.	87,200	183,120
TCF Financial Corp.	19,100	219,077
Texas Capital Bancshares, Inc. *	4,000	150,840
TF Financial Corp.	735	18,375
TFS Financial Corp. *	19,500	191,685
The First of Long Island Corp.	4,000	110,120
Timberland Bancorp, Inc. *	2,000	10,180
Tompkins Financial Corp.	4,024	152,308
Tree.com, Inc. *	1,044	8,352
TriCo Bancshares	1,900	31,236
TrustCo Bank Corp.	10,357	56,653
Trustmark Corp.	8,300	211,235
U.S. Bancorp	247,031	7,946,987
UMB Financial Corp.	3,574	171,731
Umpqua Holdings Corp.	12,343	163,421
Union First Market Bankshares Corp.	7,050	98,418
United Bankshares, Inc.	7,400	195,582
United Community Banks, Inc. *	8,378	78,837
Valley National Bancorp	24,326	306,508
Washington Federal, Inc.	14,942	262,083
Washington Trust Bancorp, Inc.	2,500	59,175
Webster Financial Corp.	8,663	196,910
Wells Fargo & Co.	642,306	21,472,290
WesBanco, Inc.	4,456	91,259
West Coast Bancorp *	3,916	76,519
Westamerica Bancorp	5,200	238,524
Western Alliance Bancorp *	9,500	83,410
Wintrust Financial Corp.	5,800	209,554
WSFS Financial Corp.	2,000	79,820
Zions Bancorp	22,725	463,363

		67,268,489

Capital Goods 8.1%
3M Co.	83,000	7,416,880
A.O. Smith Corp.	4,950	235,620
AAON, Inc.	9,169	187,048
AAR Corp.	5,000	77,250
Aceto Corp.	5,000	45,000
Actuant Corp., Class A	8,680	236,704
Acuity Brands, Inc.	5,200	288,964

38 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
AECOM Technology Corp. *	14,000	308,980
Aegion Corp. *	4,300	78,475
Aerosonic Corp. *	300	1,032
AGCO Corp. *	12,762	594,326
Aircastle Ltd.	5,500	66,825
Alamo Group, Inc.	2,500	84,200
Albany International Corp., Class A	3,918	94,424
Alliant Techsystems, Inc.	4,437	236,492
American Science & Engineering, Inc.	500	32,655
American Superconductor Corp. (d)*	5,200	21,476
American Woodmark Corp.	4,000	71,800
AMETEK, Inc.	21,950	1,104,743
Ampco-Pittsburgh Corp.	2,800	52,024
Apogee Enterprises, Inc.	1,200	18,432
Applied Industrial Technologies, Inc.	6,525	256,432
Armstrong World Industries, Inc.	3,500	154,140
Astronics Corp. *	3,438	109,157
Barnes Group, Inc.	6,600	174,240
BE Aerospace, Inc. *	13,200	620,796
Beacon Roofing Supply, Inc. *	5,000	133,450
Belden, Inc.	6,900	239,982
Blount International, Inc. *	4,200	67,914
Brady Corp., Class A	6,400	198,592
Breeze-Eastern Corp. *	500	4,063
Briggs & Stratton Corp.	6,500	117,650
Carlisle Cos., Inc.	9,200	506,552
Cascade Corp.	4,400	207,108
Caterpillar, Inc.	75,400	7,748,858
Ceradyne, Inc.	2,500	63,300
Chart Industries, Inc. *	3,000	229,290
CIRCOR International, Inc.	3,750	116,700
CLARCOR, Inc.	6,400	307,328
Coleman Cable, Inc. *	1,500	12,750
Columbus McKinnon Corp. *	2,400	35,592
Cooper Industries plc	22,000	1,376,540
Crane Co.	8,000	353,040
Cubic Corp.	2,000	92,460
Cummins, Inc.	22,400	2,594,592
Curtiss-Wright Corp.	6,600	232,914
Danaher Corp.	72,000	3,903,840
Deere & Co.	54,000	4,447,440
DigitalGlobe, Inc. *	3,500	42,945
Donaldson Co., Inc.	18,000	623,880
Dover Corp.	23,700	1,485,042
Ducommun, Inc. *	3,200	37,760
Dycom Industries, Inc. *	5,300	123,967
Eaton Corp.	41,800	2,013,924
EMCOR Group, Inc.	7,800	228,696
Emerson Electric Co.	94,000	4,938,760
EnerSys *	7,500	262,125
EnPro Industries, Inc. *	3,000	124,230
ESCO Technologies, Inc.	2,800	96,320
Esterline Technologies Corp. *	2,400	164,376
Exelis, Inc.	23,400	269,802
Fastenal Co.	38,400	1,797,888
Federal Signal Corp. *	5,300	27,348
Flow International Corp. *	900	3,699
Flowserve Corp.	6,900	793,017
Fluor Corp.	23,200	1,339,800
Fortune Brands Home & Security, Inc. *	19,000	432,060
Foster Wheeler AG *	22,000	506,000
Franklin Electric Co., Inc.	1,300	65,195
FreightCar America, Inc.	2,500	54,000
FuelCell Energy, Inc. *	1,200	1,488
Furmanite Corp. *	1,400	8,764
Gardner Denver, Inc.	6,400	416,896
GATX Corp.	10,000	428,700
GenCorp, Inc. *	2,500	17,175
General Cable Corp. *	6,700	197,248
General Dynamics Corp.	38,400	2,592,000
General Electric Co.	1,362,666	26,681,000
GeoEye, Inc. *	6,000	137,520
Gibraltar Industries, Inc. *	2,500	33,800
Goodrich Corp.	16,404	2,058,046
Graco, Inc.	7,012	373,810
GrafTech International Ltd. *	16,600	194,884
Granite Construction, Inc.	4,850	135,024
Griffon Corp.	5,500	54,505
Hardinge, Inc.	4,800	54,144
Harsco Corp.	9,200	205,160
HEICO Corp., Class A	4,464	143,867
Hexcel Corp. *	13,000	355,940
Honeywell International, Inc.	91,562	5,554,151
Hubbell, Inc., Class B	6,800	545,632
Huntington Ingalls Industries, Inc. *	5,172	204,035
IDEX Corp.	10,225	442,845
II-VI, Inc. *	7,600	155,116
Illinois Tool Works, Inc.	54,700	3,138,686
Ingersoll-Rand plc	41,000	1,743,320
Integrated Electrical Services, Inc. *	5,105	22,564
Interline Brands, Inc. *	4,000	84,160
ITT Corp.	11,700	262,782
Jacobs Engineering Group, Inc. *	16,600	727,578
John Bean Technologies Corp.	4,983	79,678
Joy Global, Inc.	16,350	1,157,089
Kadant, Inc. *	3,001	77,636
Kaman Corp.	3,000	103,140
Kaydon Corp.	3,300	80,949
KBR, Inc.	19,000	643,340
Kennametal, Inc.	10,000	422,300
Kratos Defense & Security Solutions, Inc. *	3,180	17,649
L-3 Communications Holdings, Inc.	15,100	1,110,454
Lawson Products, Inc.	3,000	43,680
Lennox International, Inc.	4,771	207,061
Lincoln Electric Holdings, Inc.	11,800	578,318
Lockheed Martin Corp.	36,052	3,264,148
Lydall, Inc. *	5,500	58,025
Magnetek, Inc. *	1,650	31,515
Masco Corp.	46,300	610,234
MasTec, Inc. *	5,350	93,037
Meritor, Inc. *	9,900	64,449
Michael Baker Corp. *	3,000	67,590
Moog, Inc., Class A *	5,787	244,616
MSC Industrial Direct Co., Inc., Class A	4,300	316,953
Mueller Industries, Inc.	4,200	191,982
Mueller Water Products, Inc., Class A	16,139	57,939

See financial notes 39

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
NACCO Industries, Inc., Class A	1,300	147,511
Navistar International Corp. *	9,500	322,525
NCI Building Systems, Inc. *	580	6,954
NN, Inc. *	1,800	14,238
Nordson Corp.	8,000	431,200
Northrop Grumman Corp.	34,032	2,153,545
Omega Flex, Inc. *	700	9,415
Orbital Sciences Corp. *	7,600	95,456
Oshkosh Corp. *	11,000	251,130
Owens Corning *	14,000	480,900
PACCAR, Inc.	44,725	1,921,386
Pall Corp.	15,900	947,799
Parker Hannifin Corp.	19,500	1,709,955
Pentair, Inc.	12,500	541,750
Powell Industries, Inc. *	4,000	130,440
Precision Castparts Corp.	18,502	3,263,198
Quanex Building Products Corp.	5,625	103,669
Quanta Services, Inc. *	27,371	605,447
Raven Industries, Inc.	2,800	168,588
Raytheon Co.	44,900	2,430,886
RBC Bearings, Inc. *	3,000	140,640
Regal-Beloit Corp.	4,500	304,380
Robbins & Myers, Inc.	6,970	339,509
Rockwell Automation, Inc.	18,700	1,446,258
Rockwell Collins, Inc.	20,100	1,123,389
Roper Industries, Inc.	12,500	1,273,750
Sauer-Danfoss, Inc.	3,800	164,578
Seaboard Corp. *	200	398,084
Simpson Manufacturing Co., Inc.	6,200	192,386
Snap-on, Inc.	7,000	437,780
Spirit AeroSystems Holdings, Inc., Class A *	14,500	362,500
SPX Corp.	8,610	661,076
Standex International Corp.	3,000	132,180
Stanley Black & Decker, Inc.	21,652	1,584,060
Taser International, Inc. *	1,700	7,820
Tecumseh Products Co., Class A *	3,200	12,224
Teledyne Technologies, Inc. *	9,657	624,035
Tennant Co.	4,200	186,060
Terex Corp. *	14,400	326,016
Textainer Group Holdings Ltd. (d)	2,500	87,675
Textron, Inc.	35,100	935,064
The Babcock & Wilcox Co. *	15,500	381,300
The Boeing Co.	86,300	6,627,840
The Gorman-Rupp Co.	5,613	161,654
The Greenbrier Cos., Inc. *	4,100	70,725
The Manitowoc Co., Inc.	14,600	202,210
The Middleby Corp. *	5,000	507,350
The Shaw Group, Inc. *	11,500	348,105
The Timken Co.	9,600	542,496
The Toro Co.	4,100	292,986
Thomas & Betts Corp. *	7,300	524,943
Titan International, Inc.	4,125	119,171
TransDigm Group, Inc. *	6,600	832,392
Trinity Industries, Inc.	13,650	404,040
Triumph Group, Inc.	5,400	339,228
Tutor Perini Corp. *	5,000	76,050
Tyco International Ltd.	60,733	3,408,943
United Rentals, Inc. (d)*	8,900	415,452
United Technologies Corp.	102,068	8,332,832
Universal Forest Products, Inc.	2,500	93,500
URS Corp.	10,700	442,017
USG Corp. *	7,400	133,570
Valmont Industries, Inc.	2,700	334,611
Vicor Corp.	4,200	29,274
W.W. Grainger, Inc.	7,600	1,579,432
Wabash National Corp. *	8,000	66,960
WABCO Holdings, Inc. *	8,133	512,623
Wabtec Corp.	5,828	453,302
Watsco, Inc.	3,400	244,630
Watts Water Technologies, Inc., Class A	4,000	147,280
WESCO International, Inc. *	4,800	318,672
Woodward, Inc.	8,000	332,720
Xylem, Inc.	23,400	652,392

		162,885,682

Commercial & Professional Supplies 0.9%
A.T. Cross Co., Class A *	2,900	33,292
ABM Industries, Inc.	4,900	114,072
Acacia Research Corp. *	3,000	123,000
American Reprographics Co. *	7,000	38,220
AMREP Corp. *	2,500	19,425
Asset Acceptance Capital Corp. *	2,500	13,300
ASTA Funding, Inc.	6,000	50,880
Avery Dennison Corp.	12,700	406,146
Casella Waste Systems, Inc., Class A *	6,500	39,195
CDI Corp.	3,700	65,638
Cenveo, Inc. *	7,300	20,878
Cintas Corp.	15,350	601,259
Clean Harbors, Inc. *	5,000	341,200
CompX International, Inc.	2,000	26,860
Consolidated Graphics, Inc. *	3,900	155,961
Copart, Inc. *	17,618	465,291
Corrections Corp. of America *	14,484	418,443
Covanta Holding Corp.	14,700	235,935
CRA International, Inc. *	2,500	51,125
Deluxe Corp.	6,800	161,908
Encore Capital Group, Inc. *	2,000	47,400
EnergySolutions, Inc. *	10,500	44,205
Ennis, Inc.	4,500	70,920
Equifax, Inc.	15,595	714,563
Exponent, Inc. *	6,000	286,800
FTI Consulting, Inc. *	5,700	207,138
G&K Services, Inc., Class A	4,100	134,726
GP Strategies Corp. *	1,500	25,170
Healthcare Services Group, Inc.	12,656	268,560
Heidrick & Struggles International, Inc.	3,100	60,450
Herman Miller, Inc.	8,700	169,911
HNI Corp.	4,000	96,480
Hudson Highland Group, Inc. *	3,220	17,517
Huron Consulting Group, Inc. *	3,000	105,720
IHS, Inc., Class A *	6,600	667,062
Insperity, Inc.	2,800	76,356
Interface, Inc., Class A	5,800	82,128
Iron Mountain, Inc.	23,180	703,977
KAR Auction Services, Inc. *	6,000	110,400
Kelly Services, Inc., Class A	5,700	79,743
Kforce, Inc. *	4,905	70,975
Kimball International, Inc., Class B	9,100	62,153
Knoll, Inc.	7,000	103,530

40 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Korn/Ferry International *	6,600	106,590
Manpower, Inc.	9,991	425,617
Mastech Holdings, Inc. *	540	3,113
McGrath Rentcorp	4,600	135,332
Mine Safety Appliances Co.	4,700	199,562
Mobile Mini, Inc. *	1,200	22,632
Multi-Color Corp.	4,625	98,605
Navigant Consulting, Inc. *	5,000	69,600
Nielsen Holdings N.V. *	10,000	292,200
NL Industries, Inc.	7,800	109,746
On Assignment, Inc. *	4,700	87,937
Pitney Bowes, Inc.	25,000	428,250
Portfolio Recovery Associates, Inc. *	2,000	137,640
Quad Graphics, Inc. (d)	2,500	33,600
R.R. Donnelley & Sons Co. (d)	23,500	293,985
Republic Services, Inc.	39,645	1,085,084
Resources Connection, Inc.	3,700	48,026
Robert Half International, Inc.	17,000	506,600
Rollins, Inc.	15,018	319,132
Steelcase, Inc., Class A	11,500	99,360
Stericycle, Inc. *	9,400	814,040
Sykes Enterprises, Inc. *	4,026	63,812
Tetra Tech, Inc. *	12,031	321,228
The Advisory Board Co. *	1,000	91,160
The Brink’s Co.	5,600	142,240
The Corporate Executive Board Co.	3,700	153,069
The Dun & Bradstreet Corp.	5,640	438,679
The Geo Group, Inc. *	17,380	359,940
The Standard Register Co. (d)	4,100	3,567
Towers Watson & Co., Class A	6,600	431,640
TRC Cos., Inc. *	3,350	22,043
TrueBlue, Inc. *	6,000	103,560
UniFirst Corp.	1,500	91,140
United Stationers, Inc.	5,800	164,488
Verisk Analytics, Inc., Class A *	16,000	783,200
Viad Corp.	3,625	65,540
Virco Mfg. Corp.	1,170	2,106
Waste Connections, Inc.	13,712	441,938
Waste Management, Inc.	54,100	1,850,220

		18,434,133

Consumer Durables & Apparel 1.5%
American Greetings Corp., Class A (d)	8,500	136,000
Blyth, Inc.	2,700	237,519
Brookfield Residential Properties, Inc. *	2,350	27,307
Brunswick Corp.	9,900	260,271
Callaway Golf Co.	8,100	49,653
Carter’s, Inc. *	8,000	434,400
Cavco Industries, Inc. *	410	21,156
Coach, Inc.	36,008	2,634,345
Columbia Sportswear Co.	4,350	204,885
Crocs, Inc. *	15,000	303,000
CSS Industries, Inc.	3,400	65,110
D.R. Horton, Inc.	35,104	573,950
Deckers Outdoor Corp. *	7,500	382,575
DGSE Cos., Inc. (a)(d)*	700	4,161
Ethan Allen Interiors, Inc.	4,200	97,440
Flexsteel Industries, Inc.	600	12,006
Foamex International, Inc. (a)(c)*	2,278	—
Fossil, Inc. *	6,762	883,591
Furniture Brands International, Inc. *	4,700	7,426
Garmin Ltd.	16,000	754,080
Hanesbrands, Inc. *	11,047	311,746
Harman International Industries, Inc.	8,800	436,304
Hasbro, Inc.	14,500	532,730
Helen of Troy Ltd. *	5,000	173,000
Hovnanian Enterprises, Inc., Class A *	3,700	7,400
Iconix Brand Group, Inc. *	15,200	233,168
iRobot Corp. *	3,000	70,830
JAKKS Pacific, Inc.	3,000	57,210
Jarden Corp.	9,359	392,423
K-Swiss, Inc., Class A *	2,400	8,832
KB Home (d)	7,800	67,704
Kenneth Cole Productions, Inc., Class A *	3,100	49,383
Kid Brands, Inc. *	3,000	7,050
La-Z-Boy, Inc. *	4,500	67,815
Leggett & Platt, Inc.	19,200	417,984
Lennar Corp., Class A	15,190	421,371
Liz Claiborne, Inc. *	11,600	155,440
M.D.C. Holdings, Inc.	4,403	123,768
M/I Homes, Inc. *	1,800	23,940
Maidenform Brands, Inc. *	5,000	114,150
Marine Products Corp.	405	2,418
Mattel, Inc.	44,800	1,505,280
Meritage Homes Corp. *	1,000	28,390
Mohawk Industries, Inc. *	6,819	457,009
Movado Group, Inc.	6,300	178,605
Nautilus, Inc. *	4,125	10,684
Newell Rubbermaid, Inc.	35,900	653,380
NIKE, Inc., Class B	48,500	5,425,695
NVR, Inc. *	600	470,364
Oxford Industries, Inc.	2,500	119,975
Perry Ellis International, Inc. *	5,500	102,905
Polaris Industries, Inc.	8,200	651,408
PulteGroup, Inc. *	42,876	421,900
PVH Corp.	8,600	763,680
Quiksilver, Inc. *	17,000	58,820
Ralph Lauren Corp.	8,000	1,378,160
Skechers U.S.A., Inc., Class A *	6,500	121,355
Skyline Corp.	2,600	14,274
Standard Pacific Corp. *	9,300	47,058
Stanley Furniture Co., Inc. *	6,875	30,938
Steven Madden Ltd. *	6,075	262,501
Sturm, Ruger & Co., Inc.	6,000	342,420
Superior Uniform Group, Inc.	1,600	18,800
Tandy Brands Accessories, Inc. *	1,000	1,690
Tempur-Pedic International, Inc. *	8,000	470,720
The Jones Group, Inc.	12,156	136,390
The Ryland Group, Inc.	6,700	150,817
The Warnaco Group, Inc. *	5,500	291,280
Toll Brothers, Inc. *	19,200	487,680
True Religion Apparel, Inc. *	3,000	81,480
Tupperware Brands Corp.	7,800	485,862
Under Armour, Inc., Class A *	2,000	195,860
Universal Electronics, Inc. *	5,200	87,984

See financial notes 41

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Vera Bradley, Inc. (d)*	3,000	77,940
VF Corp.	12,500	1,900,625
Whirlpool Corp.	9,849	630,533
Wolverine World Wide, Inc.	7,800	327,210

		29,153,213

Consumer Services 2.4%
Ambassadors Group, Inc.	3,400	18,326
American Public Education, Inc. *	2,500	86,800
Ameristar Casinos, Inc.	6,400	115,072
Apollo Group, Inc., Class A *	14,550	512,451
Ascent Capital Group, Inc., Class A *	3,116	160,474
Bally Technologies, Inc. *	5,000	242,750
Biglari Holdings, Inc. *	179	72,733
BJ’s Restaurants, Inc. *	3,000	129,570
Bob Evans Farms, Inc.	4,200	160,608
Boyd Gaming Corp. *	7,800	59,982
Brinker International, Inc.	12,350	388,654
Buffalo Wild Wings, Inc. *	3,000	251,550
Career Education Corp. *	8,614	61,418
Carnival Corp.	50,000	1,624,500
CEC Entertainment, Inc.	2,025	77,396
Chipotle Mexican Grill, Inc. *	3,800	1,573,770
Choice Hotels International, Inc.	6,800	255,816
Churchill Downs, Inc.	2,900	172,144
Coinstar, Inc. *	5,000	313,950
Corinthian Colleges, Inc. *	9,200	35,328
Cracker Barrel Old Country Store, Inc.	3,446	198,214
Darden Restaurants, Inc.	16,300	816,304
DeVry, Inc.	7,800	250,770
DineEquity, Inc. *	3,000	145,740
Domino’s Pizza, Inc.	8,100	306,261
Dover Downs Gaming & Entertainment, Inc.	5,899	15,927
Dover Motorsports, Inc. *	1,400	2,030
Education Management Corp. *	3,700	45,880
Gaylord Entertainment Co. *	4,625	145,595
H&R Block, Inc.	36,200	532,140
Hillenbrand, Inc.	8,800	184,272
Hyatt Hotels Corp., Class A *	5,000	215,150
International Game Technology	38,100	593,598
International Speedway Corp., Class A	3,245	86,609
Interval Leisure Group, Inc.	6,269	108,328
Isle of Capri Casinos, Inc. *	7,400	46,250
ITT Educational Services, Inc. (d)*	6,000	396,120
Jack in the Box, Inc. *	8,400	190,848
Krispy Kreme Doughnuts, Inc. *	2,100	15,393
Lakes Entertainment, Inc. *	6,800	15,980
Las Vegas Sands Corp.	53,500	2,968,715
Learning Tree International, Inc. *	1,400	7,994
LIFE TIME FITNESS, Inc. *	5,500	256,080
Luby’s, Inc. *	2,400	14,688
Marriott International, Inc., Class A	40,808	1,595,185
Marriott Vacations Worldwide Corp. *	4,080	120,482
Matthews International Corp., Class A	2,900	87,000
McDonald’s Corp.	132,709	12,932,492
MGM Resorts International *	37,500	503,250
Monarch Casino & Resort, Inc. *	8,000	77,440
MTR Gaming Group, Inc. *	5,800	29,522
Multimedia Games Holding Co., Inc. *	5,500	62,480
Orient-Express Hotels Ltd., Class A *	8,600	91,934
P.F. Chang’s China Bistro, Inc.	3,800	150,822
Panera Bread Co., Class A *	3,800	600,096
Papa John’s International, Inc. *	3,400	136,952
Peet’s Coffee & Tea, Inc. *	1,800	138,276
Penn National Gaming, Inc. *	9,800	440,804
Pinnacle Entertainment, Inc. *	6,800	75,480
Regis Corp.	6,900	126,615
Royal Caribbean Cruises Ltd.	19,500	533,715
Ruby Tuesday, Inc. *	5,600	38,080
School Specialty, Inc. *	2,600	8,502
Scientific Games Corp., Class A *	9,500	96,520
Service Corp. International	30,100	348,558
Shuffle Master, Inc. *	2,812	49,688
Six Flags Entertainment Corp.	6,000	287,460
Sonic Corp. *	7,968	57,529
Sotheby’s	8,438	331,782
Speedway Motorsports, Inc.	4,800	81,888
Starbucks Corp.	95,900	5,502,742
Starwood Hotels & Resorts Worldwide, Inc.	24,230	1,434,416
Steiner Leisure Ltd. *	3,000	140,880
Stewart Enterprises, Inc., Class A	10,000	63,200
Strayer Education, Inc. (d)	1,000	98,680
Texas Roadhouse, Inc.	5,900	101,775
The Cheesecake Factory, Inc. *	5,887	185,441
The Wendy’s Co.	50,775	247,274
Vail Resorts, Inc.	3,800	154,964
Weight Watchers International, Inc. (d)	6,700	508,932
WMS Industries, Inc. *	8,250	202,208
Wyndham Worldwide Corp.	21,744	1,094,593
Wynn Resorts Ltd.	11,000	1,467,400
Yum! Brands, Inc.	60,500	4,400,165

		48,477,400

Diversified Financials 5.1%
Affiliated Managers Group, Inc. *	6,800	772,616
American Express Co.	132,650	7,986,856
Ameriprise Financial, Inc.	30,530	1,655,031
Bank of America Corp.	1,301,956	10,558,863
BGC Partners, Inc., Class A	28,300	197,251
BlackRock, Inc.	13,100	2,509,698
Calamos Asset Management, Inc., Class A	5,000	64,600
Capital One Financial Corp.	61,710	3,423,671
Cash America International, Inc.	6,500	303,875
CBOE Holdings, Inc.	3,000	79,320
Citigroup, Inc.	374,528	12,374,405
CME Group, Inc.	8,330	2,214,281
Cohen & Steers, Inc.	5,400	190,296
CompuCredit Holdings Corp. *	7,277	40,096
Cowen Group, Inc., Class A *	11,889	29,960
Credit Acceptance Corp. *	2,400	225,672
DFC Global Corp. *	9,750	170,430

42 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Discover Financial Services	69,150	2,344,185
E*TRADE Financial Corp. *	32,433	344,763
Eaton Vance Corp.	14,600	383,980
Evercore Partners, Inc., Class A	6,500	171,795
Ezcorp, Inc., Class A *	8,500	227,715
FBR & Co. *	4,000	10,600
Federated Investors, Inc., Class B (d)	9,950	219,696
Financial Engines, Inc. *	3,500	79,940
First Cash Financial Services, Inc. *	3,000	122,880
Franklin Resources, Inc.	18,900	2,372,139
GAMCO Investors, Inc., Class A	3,200	144,192
GFI Group, Inc.	9,900	32,670
Greenhill & Co., Inc.	2,500	97,125
ICG Group, Inc. *	350	3,318
Interactive Brokers Group, Inc., Class A	3,400	51,578
IntercontinentalExchange, Inc. *	9,400	1,250,576
INTL FCStone, Inc. *	737	15,846
Invesco Ltd.	48,000	1,192,320
Investment Technology Group, Inc. *	4,750	48,450
Janus Capital Group, Inc.	19,200	145,536
Jefferies Group, Inc.	18,200	289,926
JPMorgan Chase & Co.	489,944	21,057,793
Knight Capital Group, Inc., Class A *	9,700	127,458
Legg Mason, Inc.	19,050	496,633
Leucadia National Corp.	24,908	619,213
LPL Investment Holdings, Inc. *	3,000	107,670
MarketAxess Holdings, Inc.	4,000	137,240
MicroFinancial, Inc.	1,900	12,920
Moody’s Corp.	26,600	1,089,270
Morgan Stanley	181,200	3,131,136
MSCI, Inc., Class A *	16,000	585,440
Nelnet, Inc., Class A	5,363	138,473
NewStar Financial, Inc. *	4,000	47,480
Northern Trust Corp.	28,500	1,356,315
NYSE Euronext	34,600	890,950
Penson Worldwide, Inc. (d)*	8,000	3,896
PHH Corp. *	7,186	111,383
Piper Jaffray Cos., Inc. *	3,950	95,788
Raymond James Financial, Inc.	14,350	525,497
Resource America, Inc., Class A	4,000	27,960
SEI Investments Co.	19,400	391,686
SLM Corp.	64,300	953,569
State Street Corp.	63,983	2,957,294
Stifel Financial Corp. *	4,500	163,890
SWS Group, Inc.	8,211	46,310
T. Rowe Price Group, Inc.	32,400	2,044,926
TD Ameritrade Holding Corp.	38,800	729,052
The Bank of New York Mellon Corp.	156,734	3,706,759
The Charles Schwab Corp. (b)	131,526	1,880,822
The First Marblehead Corp. *	7,500	7,950
The Goldman Sachs Group, Inc.	54,400	6,264,160
The NASDAQ OMX Group, Inc. *	17,100	420,147
Virtus Investment Partners, Inc. *	475	40,090
Waddell & Reed Financial, Inc., Class A	10,250	327,795
Walter Investment Management Corp.	5,325	107,725
Westwood Holdings Group, Inc.	4,285	157,602
World Acceptance Corp. *	5,000	332,550

		103,440,993

Energy 10.4%
Abraxas Petroleum Corp. (d)*	8,500	25,330
Adams Resources & Energy, Inc.	1,400	85,022
Alon USA Energy, Inc.	8,700	78,648
Alpha Natural Resources, Inc. *	29,330	473,093
Anadarko Petroleum Corp.	65,160	4,770,364
Apache Corp.	49,072	4,707,968
Apco Oil & Gas International, Inc. (d)	1,800	75,510
Approach Resources, Inc. *	4,000	143,520
Arch Coal, Inc.	26,500	258,640
ATP Oil & Gas Corp. (d)*	6,600	49,896
Atwood Oceanics, Inc. *	10,800	478,764
Baker Hughes, Inc.	58,750	2,591,463
Basic Energy Services, Inc. *	6,000	86,400
Berry Petroleum Co., Class A	10,000	455,500
Bill Barrett Corp. *	6,700	160,666
Bristow Group, Inc.	6,800	332,180
C&J Energy Services, Inc. (d)*	5,500	103,675
Cabot Oil & Gas Corp.	26,400	927,696
Cal Dive International, Inc. *	9,000	34,830
Callon Petroleum Co. *	12,000	69,720
Cameron International Corp. *	32,047	1,642,409
CARBO Ceramics, Inc. (d)	2,700	227,043
Carrizo Oil & Gas, Inc. *	3,000	84,120
Chesapeake Energy Corp.	85,500	1,576,620
Chevron Corp.	258,539	27,549,916
Cimarex Energy Co.	11,008	760,763
Clayton Williams Energy, Inc. *	2,500	183,850
Clean Energy Fuels Corp. (d)*	4,000	76,960
Cloud Peak Energy, Inc. *	6,500	100,035
Cobalt International Energy, Inc. *	9,500	254,220
Comstock Resources, Inc. *	4,500	79,065
Concho Resources, Inc. *	13,100	1,404,058
ConocoPhillips	160,723	11,512,588
CONSOL Energy, Inc.	29,100	967,284
Contango Oil & Gas Co. *	2,000	108,520
Continental Resources, Inc. *	10,000	892,500
CREDO Petroleum Corp. *	6,700	68,407
Crosstex Energy, Inc.	6,200	92,380
CVR Energy, Inc. *	9,900	300,564
Delek US Holdings, Inc.	7,000	114,100
Denbury Resources, Inc. *	48,725	927,724
Devon Energy Corp.	49,560	3,461,766
Diamond Offshore Drilling, Inc.	8,200	562,110
Dresser-Rand Group, Inc. *	9,000	438,120
Dril-Quip, Inc. *	6,100	411,079
El Paso Corp.	100,587	2,984,416
Energen Corp.	8,200	429,516
ENGlobal Corp. *	4,000	8,000
EOG Resources, Inc.	34,400	3,777,464
EQT Corp.	19,300	961,526
EXCO Resources, Inc. (d)	22,000	161,480
Exterran Holdings, Inc. *	10,720	144,827
Exxon Mobil Corp.	619,034	53,447,396

See financial notes 43

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
FMC Technologies, Inc. *	32,364	1,521,108
Forest Oil Corp. *	12,450	165,834
Geomet, Inc. *	4,000	2,080
Goodrich Petroleum Corp. *	3,500	58,695
Gulf Island Fabrication, Inc.	2,800	78,456
GulfMark Offshore, Inc., Class A *	4,100	197,497
Gulfport Energy Corp. *	5,000	131,050
Halliburton Co.	118,200	4,044,804
Harvest Natural Resources, Inc. *	6,000	41,280
Helix Energy Solutions Group, Inc. *	11,564	236,021
Helmerich & Payne, Inc.	12,600	647,514
Hercules Offshore, Inc. *	12,900	65,532
Hess Corp.	41,700	2,174,238
HollyFrontier Corp.	29,854	920,100
Hornbeck Offshore Services, Inc. *	5,000	208,150
Houston American Energy Corp. (d)*	4,000	9,240
ION Geophysical Corp. *	13,900	86,597
James River Coal Co. (d)*	5,500	27,280
Key Energy Services, Inc. *	22,300	282,318
Kinder Morgan, Inc. (d)	19,000	682,100
Kodiak Oil & Gas Corp. *	31,500	278,775
Lufkin Industries, Inc.	7,000	537,880
Magnum Hunter Resources Corp. (d)*	15,839	98,360
Marathon Oil Corp.	91,808	2,693,647
Marathon Petroleum Corp.	46,404	1,930,870
Matrix Service Co. *	8,000	109,200
McDermott International, Inc. *	28,000	316,400
McMoRan Exploration Co. (d)*	22,500	198,000
Murphy Oil Corp.	24,500	1,346,765
Nabors Industries Ltd. *	37,634	626,606
National Oilwell Varco, Inc.	55,122	4,176,043
Natural Gas Services Group *	7,500	97,800
Newfield Exploration Co. *	17,100	613,890
Newpark Resources, Inc. *	11,500	73,140
Noble Corp. *	32,500	1,236,950
Noble Energy, Inc.	22,218	2,206,692
Occidental Petroleum Corp.	104,820	9,561,680
Oceaneering International, Inc.	13,400	691,842
Oil States International, Inc. *	6,600	525,228
Overseas Shipholding Group, Inc. (d)	3,700	43,290
OYO Geospace Corp. *	500	57,610
Panhandle Oil & Gas, Inc., Class A	2,000	55,100
Parker Drilling Co. *	18,300	94,611
Patriot Coal Corp. *	9,700	56,551
Patterson-UTI Energy, Inc.	18,200	294,294
Peabody Energy Corp.	34,700	1,079,517
Penn Virginia Corp.	5,000	25,600
Petroleum Development Corp. *	4,000	137,560
PetroQuest Energy, Inc. *	7,200	43,488
PHI, Inc. - Non Voting Shares *	4,000	106,520
Pioneer Drilling Co. *	9,200	72,496
Pioneer Natural Resources Co.	16,133	1,868,524
Plains Exploration & Production Co. *	18,765	766,550
QEP Resources, Inc.	22,200	683,982
Quicksilver Resources, Inc. (d)*	14,900	70,030
Range Resources Corp.	20,600	1,373,196
Resolute Energy Corp. *	5,000	53,050
REX American Resources Corp. *	4,875	135,233
Rex Energy Corp. *	8,000	84,080
Rosetta Resources, Inc. *	6,600	331,782
Rowan Cos., Inc. *	8,700	300,411
RPC, Inc. (d)	25,818	266,958
SandRidge Energy, Inc. *	49,331	394,155
Schlumberger Ltd.	173,260	12,845,496
SEACOR Holdings, Inc. *	4,250	394,952
SemGroup Corp., Class A *	6,000	190,800
Ship Finance International Ltd. (d)	6,100	84,485
SM Energy Co.	7,400	489,214
Southwestern Energy Co. *	45,000	1,421,100
Spectra Energy Corp.	83,678	2,572,262
Stone Energy Corp. *	7,383	207,093
Sunoco, Inc.	17,000	837,930
Superior Energy Services, Inc. *	20,499	551,833
Swift Energy Co. *	5,500	166,375
Targa Resources Corp.	4,000	192,360
Teekay Corp.	6,000	216,600
Tesoro Corp. *	17,600	409,200
TETRA Technologies, Inc. *	8,300	72,293
The Williams Cos., Inc.	76,360	2,598,531
Tidewater, Inc.	7,700	423,731
Ultra Petroleum Corp. *	13,000	256,880
Union Drilling, Inc. *	2,500	13,925
Unit Corp. *	7,400	312,650
USEC, Inc. (d)*	14,300	12,035
VAALCO Energy, Inc. *	9,000	81,630
Valero Energy Corp.	70,980	1,753,206
Verenium Corp. (d)*	91	393
W&T Offshore, Inc.	7,500	148,275
Warren Resources, Inc. *	12,000	37,080
Weatherford International Ltd. *	94,500	1,348,515
Western Refining, Inc.	5,600	106,680
Westmoreland Coal Co. *	6,500	65,585
Whiting Petroleum Corp. *	15,600	892,320
World Fuel Services Corp.	8,200	361,292
WPX Energy, Inc. *	24,453	429,639

		208,408,321

Food & Staples Retailing 1.9%
Arden Group, Inc., Class A	600	53,070
Casey’s General Stores, Inc.	5,100	287,385
Costco Wholesale Corp.	56,600	4,990,422
CVS Caremark Corp.	171,140	7,636,267
Harris Teeter Supermarkets, Inc.	6,100	231,617
Ingles Markets, Inc., Class A	300	5,217
Nash Finch Co.	1,700	42,670
PriceSmart, Inc.	3,500	288,890
Rite Aid Corp. *	75,000	108,750
Safeway, Inc.	44,900	912,817
Spartan Stores, Inc.	500	9,115
SUPERVALU, Inc. (d)	24,332	144,532
Sysco Corp.	74,136	2,142,530
The Andersons, Inc.	1,000	50,400
The Fresh Market, Inc. *	4,000	204,680
The Kroger Co.	71,800	1,670,786
The Pantry, Inc. *	1,000	12,760
United Natural Foods, Inc. *	5,600	276,024
Wal-Mart Stores, Inc.	225,100	13,260,641
Walgreen Co.	115,400	4,045,924

44 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Weis Markets, Inc.	1,700	75,820
Whole Foods Market, Inc.	19,400	1,611,558

		38,061,875

Food, Beverage & Tobacco 5.5%
Alico, Inc.	500	11,370
Alliance One International, Inc. *	16,800	59,472
Altria Group, Inc.	264,800	8,529,208
Archer-Daniels-Midland Co.	71,458	2,203,050
B&G Foods, Inc.	6,000	133,440
Beam, Inc.	19,000	1,078,820
Bridgford Foods Corp. *	300	2,738
Brown-Forman Corp., Class B	12,390	1,069,876
Bunge Ltd.	18,000	1,161,000
Campbell Soup Co.	26,400	893,112
Chiquita Brands International, Inc. *	6,200	52,700
Coca-Cola Bottling Co. Consolidated	3,400	218,110
Coca-Cola Enterprises, Inc.	41,000	1,234,920
ConAgra Foods, Inc.	54,293	1,401,845
Constellation Brands, Inc., Class A *	24,100	520,560
Corn Products International, Inc.	11,800	673,308
Darling International, Inc. *	15,500	253,890
Dean Foods Co. *	27,113	332,948
Diamond Foods, Inc. (d)	3,000	62,700
Dole Food Co., Inc. *	6,000	50,880
Dr Pepper Snapple Group, Inc.	31,500	1,278,270
Flowers Foods, Inc.	17,737	380,459
Fresh Del Monte Produce, Inc.	4,200	97,314
General Mills, Inc.	75,100	2,920,639
Green Mountain Coffee Roasters, Inc. *	15,150	738,562
Griffin Land & Nurseries, Inc.	300	7,224
H.J. Heinz Co.	39,900	2,127,069
Hormel Foods Corp.	23,000	668,380
J&J Snack Foods Corp.	5,693	319,150
John B. Sanfilippo & Son, Inc. *	5,000	72,300
Kellogg Co.	29,400	1,486,758
Kraft Foods, Inc., Class A	228,013	9,090,878
Lancaster Colony Corp.	3,400	221,714
Lorillard, Inc.	18,048	2,441,714
McCormick & Co., Inc. - Non Voting Shares	20,300	1,134,973
Mead Johnson Nutrition Co.	24,500	2,096,220
Molson Coors Brewing Co., Class B	23,000	956,340
Monster Beverage Corp. *	20,000	1,299,200
National Beverage Corp. *	4,500	66,870
PepsiCo, Inc.	200,858	13,256,628
Philip Morris International, Inc.	223,300	19,987,583
Pilgrim’s Pride Corp. *	10,866	77,583
Post Holdings, Inc. *	3,350	99,662
Primo Water Corp. (d)*	1,000	1,500
Ralcorp Holdings, Inc. *	6,700	487,827
Reynolds American, Inc.	42,328	1,728,252
Rocky Mountain Chocolate Factory, Inc.	3,427	32,454
Sanderson Farms, Inc.	1,750	90,318
Sara Lee Corp.	72,378	1,595,211
Smithfield Foods, Inc. *	19,800	415,008
Snyders-Lance, Inc.	2,900	75,052
The Boston Beer Co., Inc., Class A (d)*	2,500	258,300
The Coca-Cola Co.	268,700	20,507,184
The Hain Celestial Group, Inc. *	4,406	208,404
The Hershey Co.	19,400	1,299,994
The JM Smucker Co.	15,246	1,214,039
Tootsie Roll Industries, Inc.	2,852	67,906
TreeHouse Foods, Inc. *	3,722	214,052
Tyson Foods, Inc., Class A	36,340	663,205
Universal Corp.	4,800	219,984
Vector Group Ltd.	4,762	82,621

		109,930,748

Health Care Equipment & Services 4.2%
ABIOMED, Inc. *	3,800	92,454
Accretive Health, Inc. (d)*	6,700	67,402
Aetna, Inc.	49,200	2,166,768
Air Methods Corp. *	1,500	126,165
Alere, Inc. *	12,441	297,215
Align Technology, Inc. *	8,700	275,877
Alliance HealthCare Services, Inc. *	1,800	2,466
Allscripts Healthcare Solutions, Inc. *	23,460	259,937
Amedisys, Inc. *	3,334	49,110
AMERIGROUP Corp. *	7,300	450,848
AmerisourceBergen Corp.	33,796	1,257,549
AMN Healthcare Services, Inc. *	7,110	47,708
AmSurg Corp. *	4,300	123,668
Analogic Corp.	1,400	95,494
ArthroCare Corp. *	3,000	74,880
Assisted Living Concepts, Inc., Class A	4,000	71,640
athenahealth, Inc. *	4,000	289,800
Baxter International, Inc.	74,418	4,123,501
Becton, Dickinson & Co.	26,300	2,063,235
BioScrip, Inc. *	2,172	16,095
Boston Scientific Corp. *	190,568	1,192,956
Brookdale Senior Living, Inc. *	11,300	214,813
C.R. Bard, Inc.	11,300	1,118,248
Cantel Medical Corp.	5,356	125,759
Cardinal Health, Inc.	45,260	1,913,140
CareFusion Corp. *	30,080	779,373
Catalyst Health Solutions, Inc. *	5,900	509,583
Centene Corp. *	7,000	277,130
Cerner Corp. *	19,800	1,605,582
Chemed Corp.	3,900	235,326
Chindex International, Inc. *	3,300	32,241
Cigna Corp.	37,400	1,729,002
Community Health Systems, Inc. *	12,100	294,514
CONMED Corp.	4,200	120,078
CorVel Corp. *	2,850	123,947
Coventry Health Care, Inc.	23,937	717,871
Covidien plc	63,500	3,507,105
Cross Country Healthcare, Inc. *	7,100	32,731
CryoLife, Inc. *	4,250	22,483
Cyberonics, Inc. *	4,200	160,860
DaVita, Inc. *	14,250	1,262,265
DENTSPLY International, Inc.	18,100	743,186

See financial notes 45

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
DexCom, Inc. *	8,600	84,194
Edwards Lifesciences Corp. *	13,800	1,144,986
Emeritus Corp. *	3,400	58,480
Ensign Group, Inc.	3,000	80,130
Express Scripts Holding Co. *	103,763	5,788,938
Five Star Quality Care, Inc. *	3,635	12,468
Gen-Probe, Inc. *	6,400	521,920
Gentiva Health Services, Inc. *	3,250	26,910
Greatbatch, Inc. *	4,100	95,489
Haemonetics Corp. *	3,700	264,809
Hanger Orthopedic Group, Inc. *	5,400	127,170
HCA Holdings, Inc.	26,500	713,380
Health Management Associates, Inc., Class A *	32,700	235,440
Health Net, Inc. *	11,100	395,271
HealthSouth Corp. *	20,000	447,800
HealthStream, Inc. *	1,500	34,380
Healthways, Inc. *	3,100	20,677
Henry Schein, Inc. *	12,600	966,924
Hill-Rom Holdings, Inc.	7,800	253,110
HMS Holdings Corp. *	10,000	240,600
Hologic, Inc. *	32,512	621,629
Humana, Inc.	20,900	1,686,212
ICU Medical, Inc. *	3,550	186,339
IDEXX Laboratories, Inc. *	8,000	703,440
Insulet Corp. *	4,500	80,370
Integra LifeSciences Holdings *	3,100	115,413
Intuitive Surgical, Inc. *	5,050	2,919,910
Invacare Corp.	4,000	63,400
IPC The Hospitalist Co. *	2,000	76,820
Kindred Healthcare, Inc. *	6,508	62,737
Laboratory Corp. of America Holdings *	12,800	1,124,992
Landauer, Inc.	1,100	57,992
LCA-Vision, Inc. *	2,500	18,500
LeMaitre Vascular, Inc.	2,000	10,800
LifePoint Hospitals, Inc. *	6,707	261,707
Lincare Holdings, Inc.	12,650	308,660
Magellan Health Services, Inc. *	3,007	133,150
MAKO Surgical Corp. (d)*	5,000	206,550
Masimo Corp. *	8,500	188,105
McKesson Corp.	32,500	2,970,825
MedAssets, Inc. *	6,000	75,660
MedCath Corp.	4,500	35,505
Medical Action Industries, Inc. *	6,250	34,500
MEDNAX, Inc. *	6,000	421,440
Medtronic, Inc.	136,874	5,228,587
Meridian Bioscience, Inc.	11,250	231,187
Merit Medical Systems, Inc. *	2,777	36,712
Molina Healthcare, Inc. *	3,750	96,188
MWI Veterinary Supply, Inc. *	3,000	283,200
National Healthcare Corp.	2,100	95,760
Neogen Corp. *	7,405	288,721
NuVasive, Inc. *	10,000	165,700
NxStage Medical, Inc. *	6,000	102,000
Omnicare, Inc.	15,000	522,600
Omnicell, Inc. *	3,000	42,810
OraSure Technologies, Inc. *	1,500	17,205
Orthofix International N.V. *	1,000	41,220
Owens & Minor, Inc.	7,500	219,300
Patterson Cos., Inc.	13,100	446,579
PDI, Inc. *	2,900	23,519
PharMerica Corp. *	3,413	40,512
Providence Service Corp. *	3,000	42,180
PSS World Medical, Inc. *	5,800	138,794
Quality Systems, Inc.	4,000	149,600
Quest Diagnostics, Inc.	19,820	1,143,416
ResMed, Inc. *	18,000	612,180
RTI Biologics, Inc. *	1,700	5,950
Sirona Dental Systems, Inc. *	7,000	353,570
St. Jude Medical, Inc.	42,300	1,637,856
STERIS Corp.	6,100	191,601
Stryker Corp.	37,100	2,024,547
Sunrise Senior Living, Inc. *	6,400	40,192
Symmetry Medical, Inc. *	3,000	21,330
Teleflex, Inc.	4,300	269,481
Tenet Healthcare Corp. *	55,650	288,823
The Cooper Cos., Inc.	5,781	509,711
Thoratec Corp. *	8,636	300,619
U.S. Physical Therapy, Inc.	3,500	85,330
UnitedHealth Group, Inc.	139,080	7,809,342
Universal American Corp.	4,000	36,720
Universal Health Services, Inc., Class B	12,000	512,520
Utah Medical Products, Inc.	2,500	79,175
Varian Medical Systems, Inc. *	14,900	944,958
VCA Antech, Inc. *	9,900	234,234
Volcano Corp. *	7,500	203,625
WellCare Health Plans, Inc. *	6,200	379,316
WellPoint, Inc.	47,023	3,189,100
West Pharmaceutical Services, Inc.	4,600	206,540
Wright Medical Group, Inc. *	4,200	78,246
Young Innovations, Inc.	2,000	68,000
Zimmer Holdings, Inc.	23,300	1,466,269

		83,452,762

Household & Personal Products 2.0%
Avon Products, Inc.	53,500	1,155,600
Central Garden & Pet Co., Class A *	6,200	66,278
Church & Dwight Co., Inc.	15,900	807,720
Colgate-Palmolive Co.	58,800	5,817,672
Elizabeth Arden, Inc. *	3,500	136,430
Energizer Holdings, Inc. *	9,333	665,723
Harbinger Group, Inc. *	8,000	41,280
Herbalife Ltd.	15,600	1,096,992
Inter Parfums, Inc.	4,013	63,205
Kimberly-Clark Corp.	49,139	3,855,937
Medifast, Inc. *	3,500	67,270
Nu Skin Enterprises, Inc., Class A	6,500	346,450
Nutraceutical International Corp. *	5,000	76,650
Oil-Dri Corp. of America	500	10,580
Orchids Paper Products Co.	2,500	45,000
Prestige Brands Holdings, Inc. *	6,500	110,435
Revlon, Inc., Class A *	3,500	59,780
Schiff Nutrition International, Inc. *	3,500	57,575
Spectrum Brands Holdings, Inc. *	2,000	69,020
The Clorox Co.	17,700	1,240,770
The Estee Lauder Cos., Inc., Class A	32,000	2,091,200
The Female Health Co.	3,500	21,035
The Procter & Gamble Co.	352,215	22,414,963
USANA Health Sciences, Inc. (d)*	3,500	145,950

46 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
WD-40 Co.	1,600	72,128

		40,535,643

Insurance 3.7%
21st Century Holding Co. *	1,500	6,615
ACE Ltd.	44,000	3,342,680
Aflac, Inc.	60,600	2,729,424
Alleghany Corp. *	2,040	699,516
Allied World Assurance Co. Holdings AG	4,900	352,604
American Equity Investment Life Holding Co.	6,400	78,464
American Financial Group, Inc.	10,750	418,390
American International Group, Inc. *	25,596	871,032
American National Insurance Co.	1,300	91,260
American Safety Insurance Holdings Ltd. *	3,000	56,790
AmTrust Financial Services, Inc.	7,500	204,300
Aon plc	35,996	1,864,593
Arch Capital Group Ltd. *	20,700	813,096
Argo Group International Holdings Ltd.	4,556	131,486
Arthur J. Gallagher & Co.	15,800	593,448
Aspen Insurance Holdings Ltd.	9,000	254,880
Assurant, Inc.	13,500	544,590
Assured Guaranty Ltd.	20,500	290,690
Axis Capital Holdings Ltd.	16,700	568,134
Baldwin & Lyons, Inc., Class B	750	16,328
Berkshire Hathaway, Inc., Class B *	246,274	19,812,743
Brown & Brown, Inc.	14,000	377,580
Cincinnati Financial Corp.	19,450	692,809
Citizens, Inc. *	5,000	48,050
CNA Financial Corp.	16,900	517,478
CNO Financial Group, Inc. *	25,000	181,750
Crawford & Co., Class B	1,600	7,632
Delphi Financial Group, Inc., Class A	6,772	307,584
Eastern Insurance Holdings, Inc.	2,500	38,250
EMC Insurance Group, Inc.	1,200	23,724
Employers Holdings, Inc.	4,200	72,744
Endurance Specialty Holdings Ltd.	5,000	200,900
Erie Indemnity Co., Class A	5,500	422,950
Everest Re Group Ltd.	5,900	584,690
FBL Financial Group, Inc., Class A	2,090	60,861
Fidelity National Financial, Inc., Class A	27,727	534,299
First American Financial Corp.	16,800	281,400
Flagstone Reinsurance Holdings S.A.	7,500	56,250
Genworth Financial, Inc., Class A *	62,500	375,625
Greenlight Capital Re Ltd., Class A *	3,000	74,700
Harleysville Group, Inc.	1,800	107,892
Hartford Financial Services Group, Inc.	53,400	1,097,370
HCC Insurance Holdings, Inc.	13,950	445,842
Hilltop Holdings, Inc. *	3,726	29,547
Horace Mann Educators Corp.	4,300	75,465
Independence Holding Co.	2,970	31,571
Infinity Property & Casualty Corp.	2,500	133,525
Kemper Corp.	5,600	167,944
Lincoln National Corp.	38,426	951,812
Loews Corp.	44,645	1,836,249
Markel Corp. *	1,200	528,336
Marsh & McLennan Cos., Inc.	69,500	2,324,775
MBIA, Inc. (d)*	25,250	254,520
Mercury General Corp.	5,400	244,026
MetLife, Inc.	106,500	3,837,195
Montpelier Re Holdings Ltd.	8,100	166,212
National Financial Partners Corp. *	2,500	36,875
National Western Life Insurance Co., Class A	300	40,818
Old Republic International Corp.	30,322	301,704
OneBeacon Insurance Group Ltd., Class A	8,200	116,686
PartnerRe Ltd.	8,900	619,618
Platinum Underwriters Holdings Ltd.	4,500	164,790
Presidential Life Corp.	1,000	11,580
Primerica, Inc.	7,500	196,725
Principal Financial Group, Inc.	36,900	1,021,023
ProAssurance Corp.	3,670	323,290
Protective Life Corp.	10,500	307,230
Prudential Financial, Inc.	63,000	3,814,020
Reinsurance Group of America, Inc.	10,100	587,214
RenaissanceRe Holdings Ltd.	5,800	452,748
RLI Corp.	2,800	192,864
Safety Insurance Group, Inc.	1,000	39,850
Selective Insurance Group, Inc.	5,400	94,446
StanCorp Financial Group, Inc.	5,000	191,900
State Auto Financial Corp.	3,800	54,454
Stewart Information Services Corp.	1,400	20,608
Symetra Financial Corp.	11,500	139,840
The Allstate Corp.	60,874	2,028,931
The Chubb Corp.	37,094	2,710,459
The Hanover Insurance Group, Inc.	4,900	197,764
The Navigators Group, Inc. *	1,500	71,250
The Phoenix Cos., Inc. *	9,500	19,950
The Progressive Corp.	78,700	1,676,310
The Travelers Cos., Inc.	55,050	3,540,816
Torchmark Corp.	15,900	774,489
Tower Group, Inc.	4,000	86,320
United Fire Group, Inc.	5,000	86,100
Unum Group	38,914	923,818
Validus Holdings Ltd.	10,920	354,900
W. R. Berkley Corp.	22,950	864,297
White Mountains Insurance Group Ltd.	600	313,800
XL Group plc	40,200	864,702

		74,074,809

Materials 3.9%
A. M. Castle & Co. *	4,000	53,560
A. Schulman, Inc.	5,300	130,433
AbitibiBowater, Inc. *	8,500	112,625
AEP Industries, Inc. *	1,900	66,253
Air Products & Chemicals, Inc.	25,700	2,197,093
Airgas, Inc.	7,500	687,300
AK Steel Holding Corp.	11,527	85,530

See financial notes 47

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Albemarle Corp.	11,000	718,300
Alcoa, Inc.	131,664	1,281,091
Allegheny Technologies, Inc.	11,292	484,879
Allied Nevada Gold Corp. *	7,000	205,030
AMCOL International Corp.	3,000	98,880
AptarGroup, Inc.	6,900	376,119
Ashland, Inc.	11,523	759,020
Balchem Corp.	3,000	86,700
Ball Corp.	21,400	893,664
Bemis Co., Inc.	13,400	434,026
Boise, Inc.	13,500	103,140
Buckeye Technologies, Inc.	7,700	249,557
Cabot Corp.	13,200	569,316
Calgon Carbon Corp. *	7,000	96,880
Carpenter Technology Corp.	5,000	278,300
Celanese Corp., Series A	21,500	1,041,890
Century Aluminum Co. *	7,100	65,320
CF Industries Holdings, Inc.	8,900	1,718,234
Chase Corp.	200	2,970
Chemtura Corp. *	11,500	195,730
Clearwater Paper Corp. *	1,572	51,829
Cliffs Natural Resources, Inc.	16,300	1,014,838
Coeur d’Alene Mines Corp. *	11,500	247,825
Commercial Metals Co.	15,000	221,700
Compass Minerals International, Inc.	5,000	382,600
Crown Holdings, Inc. *	19,900	735,902
Cytec Industries, Inc.	6,600	419,562
Deltic Timber Corp.	3,700	225,996
Domtar Corp.	5,250	459,270
E.I. du Pont de Nemours & Co.	120,695	6,452,355
Eagle Materials, Inc.	4,143	145,916
Eastman Chemical Co.	16,200	874,314
Ecolab, Inc.	37,604	2,394,999
Ferro Corp. *	8,200	42,558
FMC Corp.	9,200	1,016,140
Freeport-McMoran Copper & Gold, Inc.	122,244	4,681,945
Globe Specialty Metals, Inc.	6,500	86,710
Graphic Packaging Holding Co. *	4,000	21,400
Greif, Inc., Class A	7,400	396,936
H.B. Fuller Co.	6,500	213,850
Hawkins, Inc.	1,900	65,987
Haynes International, Inc.	2,500	155,925
Headwaters, Inc. *	12,000	52,080
Hecla Mining Co.	28,500	121,980
Horsehead Holding Corp. *	4,000	44,920
Huntsman Corp.	24,500	346,920
Innophos Holdings, Inc.	6,500	319,605
International Flavors & Fragrances, Inc.	9,900	596,079
International Paper Co.	50,304	1,675,626
Intrepid Potash, Inc. *	6,500	161,525
Koppers Holdings, Inc.	2,500	97,200
Kraton Performance Polymers, Inc. *	3,500	91,000
Kronos Worldwide, Inc. (d)	12,120	287,729
Landec Corp. *	6,500	41,860
Louisiana-Pacific Corp. *	17,300	156,565
LSB Industries, Inc. *	3,000	101,760
LyondellBasell Industries N.V., Class A	43,500	1,817,430
Martin Marietta Materials, Inc.	4,200	348,096
Materion Corp. *	4,000	98,840
MeadWestvaco Corp.	22,974	731,033
Minerals Technologies, Inc.	3,100	208,010
Mod-Pac Corp. *	500	3,455
Molycorp, Inc. (d)*	3,500	94,710
Monsanto Co.	69,290	5,278,512
Myers Industries, Inc.	8,080	133,562
Neenah Paper, Inc.	4,231	120,837
NewMarket Corp.	2,000	446,440
Newmont Mining Corp.	59,251	2,823,310
Nucor Corp.	36,500	1,431,165
Olin Corp.	10,320	216,307
OM Group, Inc. *	4,400	106,128
Omnova Solutions, Inc. *	6,400	50,176
Owens-Illinois, Inc. *	20,200	469,650
P.H. Glatfelter Co.	7,000	109,060
Packaging Corp. of America	14,000	408,660
Penford Corp. *	6,200	51,460
PolyOne Corp.	15,200	210,672
PPG Industries, Inc.	20,400	2,146,896
Praxair, Inc.	38,900	4,500,730
Reliance Steel & Aluminum Co.	8,500	475,065
Rock-Tenn Co., Class A	7,713	480,751
Rockwood Holdings, Inc. *	5,900	326,506
Royal Gold, Inc.	5,200	322,192
RPM International, Inc.	15,600	414,492
RTI International Metals, Inc. *	4,500	110,475
Schnitzer Steel Industries, Inc., Class A	1,650	65,786
Schweitzer-Mauduit International, Inc.	3,300	223,806
Sealed Air Corp.	18,500	354,830
Sensient Technologies Corp.	4,800	178,320
Sigma-Aldrich Corp.	13,600	964,240
Silgan Holdings, Inc.	11,600	508,892
Solutia, Inc.	14,000	396,760
Sonoco Products Co.	13,500	447,255
Southern Copper Corp.	26,177	860,700
Spartech Corp. *	8,200	40,016
Steel Dynamics, Inc.	26,000	332,020
Stepan Co.	1,200	109,032
Stillwater Mining Co. *	14,733	158,085
SunCoke Energy, Inc. *	9,017	137,239
Texas Industries, Inc. (d)	4,000	134,440
The Dow Chemical Co.	150,766	5,107,952
The Mosaic Co.	36,500	1,927,930
The Scotts Miracle-Gro Co., Class A	5,600	293,440
The Sherwin-Williams Co.	13,000	1,563,640
The Valspar Corp.	10,400	531,960
Titanium Metals Corp.	16,307	240,854
Tredegar Corp.	5,100	88,485
United States Steel Corp. (d)	14,900	422,117
Valhi, Inc.	6,100	329,705
Vulcan Materials Co.	19,592	838,734
W.R. Grace & Co. *	7,000	417,270
Walter Energy, Inc.	7,600	503,956
Wausau Paper Corp.	8,700	78,822
Westlake Chemical Corp.	2,100	134,295
Worthington Industries, Inc.	7,200	128,448

48 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Zep, Inc.	6,600	94,050

		78,942,945

Media 3.1%
AH Belo Corp., Class A	7,880	34,751
AMC Networks, Inc., Class A *	7,400	314,500
Arbitron, Inc.	2,120	80,666
Belo Corp., Class A	9,400	63,356
Cablevision Systems Corp., Class A	29,600	438,672
Carmike Cinemas, Inc. *	2,500	33,325
CBS Corp., Class B - Non Voting Shares	80,106	2,671,535
Charter Communications, Inc., Class A *	4,500	272,115
Cinemark Holdings, Inc.	12,500	287,000
Clear Channel Outdoor Holdings, Inc., Class A *	20,700	156,699
Comcast Corp., Class A	277,004	8,401,531
Comcast Corp., Special Class A	64,200	1,915,086
Crown Media Holdings, Inc., Class A (d)*	6,000	9,060
Cumulus Media, Inc., Class A *	4,351	15,794
Digital Generation, Inc. *	3,000	27,840
DIRECTV, Class A *	96,126	4,736,128
Discovery Communications, Inc., Class A *	36,561	1,989,650
DISH Network Corp., Class A	25,700	821,629
DreamWorks Animation SKG, Inc., Class A *	8,200	147,682
Entercom Communications Corp., Class A *	3,000	18,570
Gannett Co., Inc.	27,000	373,140
Harte-Hanks, Inc.	8,100	68,040
John Wiley & Sons, Inc., Class A	6,300	284,697
Journal Communications, Inc., Class A *	11,500	48,185
Lamar Advertising Co., Class A *	9,200	292,744
Liberty Global, Inc., Series A *	33,575	1,672,371
Liberty Media Corp. - Liberty Capital, Class A *	15,095	1,319,907
Live Nation Entertainment, Inc. *	19,957	180,810
Martha Stewart Living Omnimedia, Inc., Class A	3,900	13,923
Media General, Inc., Class A (d)*	5,000	17,850
Meredith Corp. (d)	3,800	109,554
Morningstar, Inc.	3,200	184,704
National CineMedia, Inc.	4,500	64,305
News Corp., Class A	295,450	5,790,820
Omnicom Group, Inc.	36,600	1,877,946
Regal Entertainment Group, Class A	12,100	164,681
Salem Communications Corp., Class A	900	4,824
Scholastic Corp.	2,200	67,210
Scripps Networks Interactive, Class A	12,000	602,640
Sinclair Broadcast Group, Inc., Class A	7,300	75,044
Sirius XM Radio, Inc. *	499,800	1,129,548
The E.W. Scripps Co., Class A *	7,000	64,120
The Interpublic Group of Cos., Inc.	55,937	660,616
The Madison Square Garden, Inc., Class A *	7,275	261,682
The McGraw-Hill Cos., Inc.	39,600	1,947,132
The New York Times Co., Class A *	13,200	83,292
The Walt Disney Co.	218,193	9,406,300
The Washington Post Co., Class B (d)	600	226,902
Time Warner Cable, Inc.	42,711	3,436,100
Time Warner, Inc.	132,850	4,976,561
Valassis Communications, Inc. *	5,700	114,000
Viacom Inc., Class B	68,106	3,159,437
Virgin Media, Inc.	35,000	859,600
World Wrestling Entertainment, Inc., Class A	4,900	38,612

		62,012,886

Pharmaceuticals, Biotechnology & Life Sciences 7.2%
Abbott Laboratories	201,305	12,492,988
Acorda Therapeutics, Inc. *	5,000	126,200
Acura Pharmaceuticals, Inc. (d)*	4,500	14,535
Affymax, Inc. *	2,900	38,019
Affymetrix, Inc. *	17,400	76,908
Agilent Technologies, Inc.	44,817	1,890,381
Akorn, Inc. *	8,000	97,040
Albany Molecular Research, Inc. *	8,600	27,434
Alexion Pharmaceuticals, Inc. *	24,400	2,203,808
Alkermes plc *	11,500	198,950
Allergan, Inc.	40,468	3,884,928
Allos Therapeutics, Inc. *	11,000	20,020
Alnylam Pharmaceuticals, Inc. *	7,400	84,286
AMAG Pharmaceuticals, Inc. *	3,000	46,980
Amgen, Inc.	115,268	8,196,708
Amicus Therapeutics, Inc. *	500	2,440
Amylin Pharmaceuticals, Inc. *	18,400	476,744
Arena Pharmaceuticals, Inc. (d)*	6,300	15,372
ARIAD Pharmaceuticals, Inc. *	19,500	317,850
ArQule, Inc. *	8,800	62,040
Astex Pharmaceuticals *	5,900	10,384
Auxilium Pharmaceuticals, Inc. *	5,000	89,600
AVEO Pharmaceuticals, Inc. *	5,000	57,500
Bio-Rad Laboratories, Inc., Class A *	3,000	323,970
BioCryst Pharmaceuticals, Inc. (d)*	4,900	17,738
Biogen Idec, Inc. *	31,125	4,171,061
BioMarin Pharmaceuticals, Inc. *	15,800	548,260
Bristol-Myers Squibb Co.	221,450	7,389,787
Bruker Corp. *	14,600	219,438
Cambrex Corp. *	16,400	106,272
Celgene Corp. *	58,445	4,261,809
Cepheid, Inc. *	8,500	326,485
Charles River Laboratories International, Inc. *	7,416	263,491
Codexis, Inc. *	1,870	6,769
Covance, Inc. *	8,800	411,488
Cubist Pharmaceuticals, Inc. *	8,900	376,292
Dendreon Corp. (d)*	16,900	196,885
DepoMed, Inc. *	4,000	24,360
Durect Corp. *	14,500	10,150
Dyax Corp. *	7,000	11,410

See financial notes 49

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Eli Lilly & Co.	126,900	5,252,391
Emergent Biosolutions, Inc. *	6,000	84,360
Endo Pharmaceuticals Holdings, Inc. *	16,000	562,240
Enzo Biochem, Inc. *	9,281	25,430
Enzon Pharmaceuticals, Inc. *	10,900	67,907
eResearch Technology, Inc. *	9,125	72,088
Exelixis, Inc. *	14,800	71,040
Ford Acquisition Co. (a)(c)*	8,700	—
Forest Laboratories, Inc. *	36,300	1,264,329
Furiex Pharmaceuticals, Inc. *	1,000	14,370
Genomic Health, Inc. *	5,000	143,300
Geron Corp. *	11,500	19,320
Gilead Sciences, Inc. *	99,640	5,182,276
GTx, Inc. *	3,000	9,390
Halozyme Therapeutics, Inc. *	12,000	97,080
Harvard Bioscience, Inc. *	6,500	25,935
Hi-Tech Pharmacal Co., Inc. *	3,000	97,770
Hospira, Inc. *	21,070	739,978
Human Genome Sciences, Inc. *	29,100	428,061
Idenix Pharmaceuticals, Inc. *	9,000	78,930
Illumina, Inc. *	15,200	676,856
ImmunoGen, Inc. *	10,000	127,500
Impax Laboratories, Inc. *	8,500	209,355
Incyte Corp. (d)*	15,100	342,468
InterMune, Inc. *	12,600	131,544
Ironwood Pharmaceuticals, Inc. *	6,000	79,260
Isis Pharmaceuticals, Inc. *	10,300	82,400
Jazz Pharmaceuticals plc *	5,000	255,150
Johnson & Johnson	353,170	22,987,835
Lexicon Pharmaceuticals, Inc. *	42,400	68,688
Life Technologies Corp. *	23,362	1,083,062
Ligand Pharmaceuticals, Inc., Class B *	448	6,053
Luminex Corp. *	7,800	195,312
MannKind Corp. (d)*	7,000	15,750
MAP Pharmaceuticals, Inc. *	4,000	51,280
Maxygen, Inc. *	10,000	56,500
Medicis Pharmaceutical Corp., Class A	7,900	303,913
Medivation, Inc. *	5,000	404,400
Merck & Co., Inc.	396,670	15,565,331
Mettler-Toledo International, Inc. *	4,800	860,736
Momenta Pharmaceuticals, Inc. *	7,000	111,160
Mylan, Inc. *	55,900	1,213,589
Myrexis, Inc. *	7,200	21,744
Myriad Genetics, Inc. *	14,800	384,948
Nabi Biopharmaceuticals *	10,300	17,201
Nektar Therapeutics *	13,300	101,346
Neurocrine Biosciences, Inc. *	10,900	80,987
NPS Pharmacuticals, Inc. *	7,500	53,700
Obagi Medical Products, Inc. *	3,000	39,360
Onyx Pharmaceuticals, Inc. *	7,500	341,325
Opko Health, Inc. (d)*	19,000	90,250
Pain Therapeutics, Inc. *	7,400	29,970
Par Pharmaceutical Cos., Inc. *	8,900	376,826
PAREXEL International Corp. *	7,800	210,132
PDL BioPharma, Inc.	16,000	100,640
PerkinElmer, Inc.	14,477	399,565
Perrigo Co.	13,300	1,395,170
Pfizer, Inc.	992,801	22,764,927
Pharmacyclics, Inc. *	7,500	206,700
POZEN, Inc. *	4,800	31,968
Questcor Pharmaceuticals, Inc. *	8,000	359,200
Regeneron Pharmaceuticals, Inc. *	9,200	1,244,392
Salix Pharmaceuticals Ltd. *	7,000	345,800
Sangamo BioSciences, Inc. (d)*	4,700	21,855
Savient Pharmaceuticals, Inc. (d)*	6,800	16,116
Seattle Genetics, Inc. (d)*	11,500	227,355
Sequenom, Inc. (d)*	15,000	76,800
Spectrum Pharmaceuticals, Inc. (d)*	6,500	69,095
Sucampo Pharmaceuticals, Inc., Class A *	6,500	54,080
Synta Pharmaceuticals Corp. *	8,500	36,975
Techne Corp.	3,800	254,372
The Medicines Co. *	8,300	183,347
Theravance, Inc. *	9,700	209,908
Thermo Fisher Scientific, Inc.	49,602	2,760,351
United Therapeutics Corp. *	6,000	262,500
Vertex Pharmaceuticals, Inc. *	28,144	1,082,981
Vical, Inc. *	6,600	20,592
ViroPharma, Inc. *	13,000	282,750
VIVUS, Inc. *	11,500	278,530
Warner Chilcott plc, Class A *	21,500	467,625
Waters Corp. *	11,700	984,087
Watson Pharmaceuticals, Inc. *	15,732	1,185,564
XenoPort, Inc. *	2,500	11,425
Zalicus, Inc. *	10,500	11,025

		145,254,601

Real Estate 3.4%
Acadia Realty Trust	6,000	139,080
Alexander’s, Inc.	700	272,741
Alexandria Real Estate Equities, Inc.	7,500	561,900
American Assets Trust, Inc.	3,000	70,530
American Campus Communities, Inc.	7,500	333,375
American Capital Agency Corp.	34,200	1,068,408
American Realty Investors, Inc. *	1,537	4,642
American Tower Corp.	51,800	3,397,044
Annaly Capital Management, Inc.	123,600	2,017,152
Anworth Mortgage Asset Corp.	24,200	163,108
Apartment Investment & Management Co., Class A	16,711	453,704
ARMOUR Residential REIT, Inc.	20,500	143,090
Ashford Hospitality Trust	9,000	76,860
Associated Estates Realty Corp.	5,000	84,650
AV Homes, Inc. *	4,500	56,115
AvalonBay Communities, Inc.	12,192	1,772,717
BioMed Realty Trust, Inc.	20,000	396,400
Boston Properties, Inc.	18,700	2,024,275
Brandywine Realty Trust	14,863	176,275
BRE Properties, Inc.	11,000	577,500
Brookfield Office Properties, Inc.	35,200	639,232
Camden Property Trust	10,800	730,836
Capstead Mortgage Corp.	9,240	126,865
CBL & Associates Properties, Inc.	19,485	363,006
CBRE Group, Inc., Class A *	36,500	686,565
Chimera Investment Corp.	131,400	379,746
Colonial Properties Trust	10,067	225,199
CommonWealth REIT	11,850	222,187

50 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Consolidated-Tomoka Land Co.	1,100	32,340
Corporate Office Properties Trust	9,000	211,950
Cousins Properties, Inc.	9,145	71,880
CreXus Investment Corp.	9,000	94,410
CubeSmart	14,500	182,120
CYS Investments, Inc.	13,500	185,355
DCT Industrial Trust, Inc.	29,300	173,749
DDR Corp.	30,784	455,603
DiamondRock Hospitality Co.	19,786	210,325
Digital Realty Trust, Inc.	14,000	1,051,260
Douglas Emmett, Inc.	17,000	395,080
Duke Realty Corp.	30,290	448,898
DuPont Fabros Technology, Inc.	7,500	203,625
EastGroup Properties, Inc.	3,900	196,170
Education Realty Trust, Inc.	9,000	101,430
Entertainment Properties Trust	5,200	249,548
Equity Lifestyle Properties, Inc.	6,000	419,640
Equity One, Inc.	12,100	251,438
Equity Residential	37,500	2,304,000
Essex Property Trust, Inc.	4,200	663,474
Extra Space Storage, Inc.	11,000	333,850
Federal Realty Investment Trust	8,200	825,412
FelCor Lodging Trust, Inc. *	12,200	51,484
First Industrial Realty Trust, Inc. *	15,900	196,206
First Potomac Realty Trust	6,000	74,640
Forest City Enterprises, Inc., Class A *	15,400	245,630
Forestar Group, Inc. *	2,933	45,110
Franklin Street Properties Corp.	14,000	140,980
General Growth Properties, Inc.	48,409	861,680
Getty Realty Corp.	2,000	31,640
Glimcher Realty Trust	16,300	161,207
Government Properties Income Trust	6,000	139,320
Gramercy Capital Corp. *	17,528	45,047
Hatteras Financial Corp.	12,000	349,560
HCP, Inc.	53,048	2,198,840
Health Care REIT, Inc.	27,200	1,541,152
Healthcare Realty Trust, Inc.	10,900	234,132
Hersha Hospitality Trust	13,500	77,625
Highwoods Properties, Inc.	8,600	298,678
Home Properties, Inc.	5,500	335,775
Hospitality Properties Trust	16,100	444,038
Host Hotels & Resorts, Inc.	91,263	1,518,616
Howard Hughes Corp. *	3,500	234,885
Inland Real Estate Corp.	8,500	73,100
Invesco Mortgage Capital, Inc.	18,000	317,520
Investors Real Estate Trust	8,000	57,760
iStar Financial, Inc. *	9,390	64,979
Jones Lang LaSalle, Inc.	5,300	423,682
Kilroy Realty Corp.	9,800	465,010
Kimco Realty Corp.	52,595	1,020,869
LaSalle Hotel Properties	11,600	341,156
Lexington Realty Trust (d)	14,367	127,866
Liberty Property Trust	14,800	539,460
LTC Properties, Inc.	2,800	93,184
Mack-Cali Realty Corp.	11,400	327,408
Maui Land & Pineapple Co., Inc. *	800	3,160
Medical Properties Trust, Inc.	16,800	157,584
MFA Financial, Inc.	45,500	335,790
Mid-America Apartment Communities, Inc.	5,500	374,385
Mission West Properties, Inc.	6,500	57,070
MPG Office Trust, Inc. *	18,500	39,035
National Health Investors, Inc.	6,100	301,767
National Retail Properties, Inc.	12,320	337,322
New Century Financial Corp. (a)(c)*	3,600	—
Omega Healthcare Investors, Inc.	12,284	263,000
Parkway Properties, Inc.	3,500	34,615
Pebblebrook Hotel Trust	8,000	192,640
Pennsylvania Real Estate Investment Trust	8,500	119,765
PennyMac Mortgage Investment Trust	6,000	121,740
Piedmont Office Realty Trust, Inc., Class A	23,000	408,020
Plum Creek Timber Co., Inc.	20,547	863,796
PMC Commercial Trust	4,500	37,845
Post Properties, Inc.	8,200	399,340
Potlatch Corp.	5,753	180,069
ProLogis, Inc.	60,034	2,148,016
PS Business Parks, Inc.	3,000	204,750
Public Storage	18,190	2,605,899
RAIT Financial Trust	10,199	49,363
Ramco-Gershenson Properties Trust	4,900	58,996
Rayonier, Inc. REIT	17,082	774,669
Realty Income Corp.	16,600	653,044
Redwood Trust, Inc.	8,500	99,280
Regency Centers Corp.	11,700	526,032
RLJ Lodging Trust	8,000	150,240
Rouse Properties, Inc. *	1,815	24,394
Sabra Health Care REIT, Inc.	8,000	133,920
Saul Centers, Inc.	5,100	204,051
Senior Housing Properties Trust	20,450	451,536
Simon Property Group, Inc.	37,783	5,879,035
SL Green Realty Corp.	11,250	927,450
Sovran Self Storage, Inc.	3,800	200,260
Starwood Property Trust, Inc.	11,300	235,831
Strategic Hotels & Resorts, Inc. *	15,000	102,150
Sun Communities, Inc.	3,000	131,250
Sunstone Hotel Investors, Inc. *	13,000	132,600
Tanger Factory Outlet Centers, Inc.	12,200	382,104
Taubman Centers, Inc.	7,100	547,978
Tejon Ranch Co. *	3,674	109,706
The Macerich Co.	16,805	1,034,684
The St. Joe Co. *	12,900	230,007
Two Harbors Investment Corp.	26,200	274,052
UDR, Inc.	27,361	720,415
UMH Properties, Inc.	5,100	60,129
Universal Health Realty Income Trust	3,900	157,716
Urstadt Biddle Properties, Class A	4,500	86,580
Urstadt Biddle Properties, Inc.	500	9,685
Ventas, Inc.	36,250	2,131,137
Vornado Realty Trust REIT	23,641	2,029,343
Washington Real Estate Investment Trust	8,100	239,355
Weingarten Realty Investors	14,475	384,456
Weyerhaeuser Co.	69,592	1,416,893
Winthrop Realty Trust	10,000	106,700

		69,143,647

See financial notes 51

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Retailing 4.3%
Aaron’s, Inc.	9,375	254,719
Abercrombie & Fitch Co., Class A	11,800	592,006
Advance Auto Parts, Inc.	9,540	875,772
Aeropostale, Inc. *	9,900	219,582
Amazon.com, Inc. *	45,400	10,528,260
America’s Car-Mart, Inc. *	3,750	172,275
American Eagle Outfitters, Inc.	24,150	434,941
ANN, Inc. *	9,825	272,054
Asbury Automotive Group, Inc. *	4,100	114,472
Ascena Retail Group, Inc. *	17,636	361,185
AutoNation, Inc. *	6,600	228,228
AutoZone, Inc. *	3,800	1,505,408
Barnes & Noble, Inc. (d)*	7,400	153,550
Bed Bath & Beyond, Inc. *	30,700	2,160,973
Best Buy Co., Inc.	39,225	865,696
Big Lots, Inc. *	11,100	406,704
Brown Shoe Co., Inc.	6,675	60,809
Cabela’s, Inc. *	6,500	245,765
CarMax, Inc. *	30,546	942,955
Charming Shoppes, Inc. *	10,200	60,180
Chico’s FAS, Inc.	22,800	350,208
Christopher & Banks Corp.	2,900	5,423
Coldwater Creek, Inc. *	8,502	8,417
Collective Brands, Inc. *	5,906	122,668
Destination Maternity Corp.	5,000	99,200
Dick’s Sporting Goods, Inc.	11,000	556,600
Dillard’s, Inc., Class A	5,500	355,080
Dollar General Corp. *	15,000	711,900
Dollar Tree, Inc. *	14,975	1,522,358
DSW, Inc., Class A	7,980	448,955
Duckwall-ALCO Stores, Inc. *	1,800	14,418
Expedia, Inc.	15,672	668,097
Family Dollar Stores, Inc.	15,700	1,060,535
Foot Locker, Inc.	20,100	614,859
GameStop Corp., Class A (d)	17,548	399,392
Geeknet, Inc. *	452	6,577
Genesco, Inc. *	4,300	322,500
Genuine Parts Co.	20,500	1,327,990
Group 1 Automotive, Inc.	4,400	254,672
Guess?, Inc.	7,900	231,312
Hibbett Sports, Inc. *	3,543	211,588
HSN, Inc.	6,269	242,610
J.C. Penney Co., Inc.	27,400	988,044
Kirkland’s, Inc. *	6,000	87,840
Kohl’s Corp.	33,300	1,669,329
Liberty Interactive Corp., Class A *	75,309	1,418,822
Limited Brands, Inc.	33,520	1,665,944
Lithia Motors, Inc., Class A	700	18,781
LKQ Corp. *	18,000	602,100
Lowe’s Cos., Inc.	170,000	5,349,900
Macy’s, Inc.	54,452	2,233,621
MarineMax, Inc. *	800	8,528
Monro Muffler Brake, Inc.	2,362	97,456
Netflix, Inc. *	7,100	568,994
Nordstrom, Inc.	20,600	1,150,716
O’Reilly Automotive, Inc. *	17,899	1,887,629
Office Depot, Inc. *	26,000	79,040
OfficeMax, Inc. *	9,400	43,710
Pacific Sunwear of California, Inc. (d)*	7,475	10,988
Penske Automotive Group, Inc.	5,000	132,200
PetSmart, Inc.	14,100	821,466
Pier 1 Imports, Inc.	13,500	231,930
Pool Corp.	5,662	208,984
Priceline.com, Inc. *	6,383	4,856,314
RadioShack Corp. (d)	13,700	70,966
Rent-A-Center, Inc.	7,750	265,128
Ross Stores, Inc.	29,800	1,835,382
Saks, Inc. *	14,800	162,208
Sally Beauty Holdings, Inc. *	18,950	504,070
Sears Holdings Corp. (d)*	6,385	343,385
Shoe Carnival, Inc. *	6,300	122,472
Signet Jewelers Ltd.	12,500	609,625
Sonic Automotive, Inc., Class A	4,400	74,008
Stage Stores, Inc.	5,700	87,039
Staples, Inc.	90,300	1,390,620
Stein Mart, Inc. *	6,800	43,656
Systemax, Inc. *	2,500	42,925
Target Corp.	78,300	4,536,702
The Buckle, Inc. (d)	5,875	271,308
The Cato Corp., Class A	7,300	203,159
The Children’s Place Retail Stores, Inc. *	1,800	82,764
The Finish Line, Inc., Class A	5,061	112,658
The Gap, Inc.	48,900	1,393,650
The Home Depot, Inc.	199,070	10,309,835
The Men’s Wearhouse, Inc.	6,600	244,464
The Pep Boys - Manny, Moe & Jack	5,000	74,650
The Talbots, Inc. (d)*	5,700	16,872
The TJX Cos., Inc.	96,800	4,037,528
Tiffany & Co.	17,500	1,198,050
Tractor Supply Co.	8,000	787,280
Trans World Entertainment Corp. *	1,500	3,345
TripAdvisor, Inc. *	15,672	587,857
Tuesday Morning Corp. *	2,500	10,100
Ulta Salon, Cosmetics & Fragrance, Inc.	7,000	617,260
Urban Outfitters, Inc. *	15,800	457,568
Vitamin Shoppe, Inc. *	3,000	141,210
VOXX International Corp. *	1,600	20,304
West Marine, Inc. *	5,500	64,405
Wet Seal, Inc., Class A *	11,500	37,835
Williams-Sonoma, Inc.	12,200	472,018
Winmark Corp.	1,200	68,808
Zale Corp. *	10,520	28,825
Zumiez, Inc. *	3,000	109,980

		85,563,148

Semiconductors & Semiconductor Equipment 2.5%
Advanced Energy Industries, Inc. *	6,900	82,386
Advanced Micro Devices, Inc. *	71,700	527,712
Altera Corp.	39,900	1,419,243
Amkor Technology, Inc. *	14,400	74,448
Amtech Systems, Inc. *	3,500	24,430
ANADIGICS, Inc. *	8,150	18,012
Analog Devices, Inc.	38,200	1,489,036
Applied Materials, Inc.	170,398	2,043,072
Applied Micro Circuits Corp. *	7,000	39,060
Atmel Corp. *	56,400	500,268
ATMI, Inc. *	4,400	92,444

52 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
AXT, Inc. *	3,500	17,815
Broadcom Corp., Class A *	60,200	2,203,320
Brooks Automation, Inc.	8,085	95,080
Cabot Microelectronics Corp.	2,160	74,261
Cavium, Inc. *	7,000	204,820
CEVA, Inc. *	3,433	75,835
Cirrus Logic, Inc. *	9,800	268,324
Cohu, Inc.	4,600	50,508
Cree, Inc. *	15,000	463,500
Cymer, Inc. *	4,200	217,728
Cypress Semiconductor Corp. *	19,500	302,250
Diodes, Inc. *	6,412	142,923
DSP Group, Inc. *	6,300	41,202
Entegris, Inc. *	14,299	126,546
Entropic Communications, Inc. *	8,000	33,840
Exar Corp. *	9,834	77,885
Fairchild Semiconductor International, Inc. *	14,600	206,882
First Solar, Inc. (d)*	6,900	126,960
FormFactor, Inc. *	8,500	47,600
GSI Technology, Inc. *	8,500	35,955
GT Advanced Technologies, Inc. *	14,000	91,140
Hittite Microwave Corp. *	4,500	240,930
Integrated Device Technology, Inc. *	16,120	109,132
Integrated Silicon Solutions, Inc. *	6,038	64,124
Intel Corp.	656,232	18,636,989
International Rectifier Corp. *	8,600	187,738
Intersil Corp., Class A	15,364	157,788
IXYS Corp. *	6,900	85,974
KLA-Tencor Corp.	22,500	1,173,375
Kopin Corp. *	2,500	8,925
Kulicke & Soffa Industries, Inc. *	10,400	136,240
Lam Research Corp. *	15,600	649,740
Lattice Semiconductor Corp. *	12,100	66,066
Linear Technology Corp.	28,000	915,880
LSI Corp. *	73,387	590,032
Marvell Technology Group Ltd. *	65,400	981,654
Maxim Integrated Products, Inc.	38,000	1,124,040
MEMC Electronic Materials, Inc. *	27,300	98,007
Micrel, Inc.	6,800	74,052
Microchip Technology, Inc. (d)	24,975	882,617
Micron Technology, Inc. *	127,699	841,536
Microsemi Corp. *	10,652	229,231
MIPS Technologies, Inc. *	7,100	46,434
MKS Instruments, Inc.	6,300	174,195
Monolithic Power Systems, Inc. *	6,500	134,680
MoSys, Inc. *	1,200	4,320
Nanometrics, Inc. *	3,300	51,183
Novellus Systems, Inc. *	11,171	522,244
NVIDIA Corp. *	76,000	988,000
OmniVision Technologies, Inc. *	7,800	143,676
ON Semiconductor Corp. *	54,665	451,533
Pericom Semiconductor Corp. *	6,600	51,876
Photronics, Inc. *	12,900	79,851
PLX Technology, Inc. *	1,300	5,174
PMC-Sierra, Inc. *	27,300	193,011
Power Integrations, Inc.	3,000	113,640
Rambus, Inc. *	13,700	69,733
RF Micro Devices, Inc. *	30,020	129,987
Rudolph Technologies, Inc. *	4,318	46,634
Semtech Corp. *	8,000	218,080
Silicon Image, Inc. *	9,000	54,000
Silicon Laboratories, Inc. *	5,000	177,450
Skyworks Solutions, Inc. *	22,689	615,779
Spansion, Inc., Class A *	4,000	48,240
Standard Microsystems Corp. *	3,600	95,328
SunPower Corp. (d)*	13,300	74,613
Supertex, Inc. *	4,900	100,303
Teradyne, Inc. *	24,559	422,660
Tessera Technologies, Inc. *	6,000	93,840
Texas Instruments, Inc.	147,397	4,707,860
TriQuint Semiconductor, Inc. *	19,310	94,233
Ultratech, Inc. *	4,800	153,312
Veeco Instruments, Inc. (d)*	5,500	166,045
Volterra Semiconductor Corp. *	3,000	98,670
Xilinx, Inc.	34,600	1,258,748

		50,053,887

Software & Services 9.2%
Accelrys, Inc. *	13,264	109,163
Accenture plc, Class A	88,500	5,748,075
ACI Worldwide, Inc. *	5,200	207,272
Activision Blizzard, Inc.	69,732	897,451
Actuate Corp. *	8,862	62,920
Acxiom Corp. *	13,300	182,609
Adobe Systems, Inc. *	62,210	2,087,768
Advent Software, Inc. *	8,200	221,318
Akamai Technologies, Inc. *	22,138	721,699
Alliance Data Systems Corp. *	6,600	848,034
Ancestry.com, Inc. (d)*	3,000	80,100
ANSYS, Inc. *	10,786	723,417
AOL, Inc. *	14,122	353,615
Ariba, Inc. *	11,570	441,974
Aspen Technology, Inc. *	11,500	227,470
Autodesk, Inc. *	27,300	1,074,801
Automatic Data Processing, Inc.	62,600	3,481,812
Blackbaud, Inc.	6,000	185,880
BMC Software, Inc. *	29,000	1,196,540
Bottomline Technologies, Inc. *	5,000	117,650
Broadridge Financial Solutions, Inc.	15,025	348,730
CA, Inc.	50,508	1,334,421
CACI International, Inc., Class A *	4,100	250,633
Cadence Design Systems, Inc. *	33,100	386,277
Cardtronics, Inc. *	5,000	131,800
CIBER, Inc. *	7,300	30,368
Citrix Systems, Inc. *	25,000	2,140,250
Cognizant Technology Solutions Corp., Class A *	38,200	2,800,824
CommVault Systems, Inc. *	5,000	260,350
Computer Sciences Corp.	18,238	511,758
Compuware Corp. *	27,900	243,288
Concur Technologies, Inc. *	3,000	169,680
Constant Contact, Inc. *	3,000	72,510
Convergys Corp. *	13,500	180,495
CoreLogic, Inc. *	13,800	230,460
CoStar Group, Inc. *	3,800	276,982
CSG Systems International, Inc. *	5,400	77,760
DealerTrack Holdings, Inc. *	6,100	181,963
Deltek, Inc. *	3,000	31,320
Digimarc Corp. *	2,142	56,013
Digital River, Inc. *	5,100	95,931

See financial notes 53

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
DST Systems, Inc.	8,100	453,438
Dynamics Research Corp. *	1,200	8,628
Earthlink, Inc.	17,050	138,446
EasyLink Services International Corp., Class A *	17,500	103,250
eBay, Inc. *	139,848	5,740,761
Ebix, Inc. (d)	3,000	61,350
Edgewater Technology, Inc. *	767	3,068
Electronic Arts, Inc. *	40,400	621,352
EPIQ Systems, Inc.	3,825	43,452
Equinix, Inc. *	6,065	995,873
Euronet Worldwide, Inc. *	5,500	118,965
Exlservice Holdings, Inc. *	8,000	221,440
FactSet Research Systems, Inc.	5,250	550,515
Fair Isaac Corp.	7,744	332,218
FalconStor Software, Inc. *	1,200	3,948
Fidelity National Information Services, Inc.	38,506	1,296,497
Fiserv, Inc. *	18,300	1,286,307
FleetCor Technologies, Inc. *	4,000	158,200
Forrester Research, Inc.	4,100	145,345
Fortinet, Inc. *	16,000	417,920
Gartner, Inc. *	10,300	451,140
Genpact Ltd. *	15,000	250,200
Global Cash Access Holdings, Inc. *	21,600	182,520
Global Payments, Inc.	9,240	429,013
Google, Inc., Class A *	32,765	19,830,361
GSE Systems, Inc. *	2,424	6,981
Heartland Payment Systems, Inc.	4,500	137,115
IAC/InterActiveCorp	15,672	754,607
iGATE Corp. *	9,600	186,816
Informatica Corp. *	12,200	561,444
Information Services Group, Inc. (d)*	7,500	10,275
InfoSpace, Inc. *	6,872	76,485
Interactive Intelligence Group, Inc. *	7,500	222,450
Internap Network Services Corp. *	9,500	66,880
International Business Machines Corp.	145,710	30,173,627
IntraLinks Holdings, Inc. *	3,000	13,980
Intuit, Inc.	36,430	2,111,847
j2 Global, Inc.	6,000	154,980
Jack Henry & Associates, Inc.	9,300	315,828
JDA Software Group, Inc. *	4,500	129,960
Lender Processing Services, Inc.	11,157	296,218
LinkedIn Corp., Class A *	3,000	325,350
Lionbridge Technologies, Inc. *	12,400	34,100
Liquidity Services, Inc. *	6,000	319,980
LogMeIn, Inc. *	3,000	108,030
LookSmart Ltd. *	480	437
Manhattan Associates, Inc. *	4,300	215,645
ManTech International Corp., Class A	5,000	157,100
MasterCard, Inc., Class A	13,100	5,924,737
Mattersight Corp. *	190	1,797
MAXIMUS, Inc.	8,400	371,700
Mentor Graphics Corp. *	11,200	161,840
MICROS Systems, Inc. *	18,000	1,022,940
Microsoft Corp.	962,750	30,827,255
MicroStrategy, Inc., Class A *	856	119,652
ModusLink Global Solutions, Inc. *	10,450	51,728
MoneyGram International, Inc. *	1,937	32,619
Monotype Imaging Holdings, Inc. *	4,500	63,855
Monster Worldwide, Inc. *	14,300	123,409
Move, Inc. *	8,630	75,081
NetScout Systems, Inc. *	7,300	151,037
NetSuite, Inc. *	3,500	155,330
NeuStar, Inc., Class A *	9,300	338,055
NIC, Inc.	8,000	89,520
Nuance Communications, Inc. *	28,474	695,905
OpenTable, Inc. (d)*	2,500	111,825
Openwave Systems, Inc. *	7,771	20,049
Opnet Technologies, Inc.	5,100	118,116
Oracle Corp.	501,749	14,746,403
Parametric Technology Corp. *	15,680	338,374
Paychex, Inc.	41,900	1,298,062
PRGX Global, Inc. *	2,000	12,640
Progress Software Corp. *	9,300	215,202
Quest Software, Inc. *	7,700	179,179
Rackspace Hosting, Inc. *	12,500	726,125
RealNetworks, Inc.	4,725	45,218
RealPage, Inc. *	2,500	45,375
Red Hat, Inc. *	25,600	1,526,016
Reis, Inc. *	1,400	12,166
Rovi Corp. *	12,812	366,423
Saba Software, Inc. *	4,549	44,216
SAIC, Inc.	44,000	535,040
Salesforce.com, Inc. *	15,800	2,460,534
Sapient Corp.	12,100	144,837
SeaChange International, Inc. *	6,350	52,197
Solarwinds, Inc. *	15,000	703,650
Solera Holdings, Inc.	8,000	359,520
SS&C Technologies Holdings, Inc. *	4,500	106,965
StarTek, Inc. *	3,900	7,137
Support.com, Inc. *	11,600	42,108
Symantec Corp. *	93,673	1,547,478
Synopsys, Inc. *	18,684	560,707
Syntel, Inc.	2,500	149,725
Take-Two Interactive Software, Inc. *	9,000	126,900
TeleCommunication Systems, Inc., Class A *	10,800	20,844
TeleTech Holdings, Inc. *	5,000	75,750
Teradata Corp. *	23,800	1,660,764
The Hackett Group, Inc. *	7,200	41,112
The Ultimate Software Group, Inc. *	3,000	231,480
THQ, Inc. (d)*	11,925	8,078
TIBCO Software, Inc. *	21,000	690,900
TiVo, Inc. *	13,000	140,270
TNS, Inc. *	3,000	61,200
Total System Services, Inc.	28,204	663,358
Tyler Technologies, Inc. *	4,000	159,800
Unisys Corp. *	4,000	74,640
United Online, Inc.	12,150	57,591
ValueClick, Inc. *	8,500	180,030
VeriFone Systems, Inc. *	11,600	552,624
VeriSign, Inc.	20,875	858,171
Virnetx Holding Corp. (d)*	5,500	136,620
Virtusa Corp. *	3,000	45,270
Visa, Inc., Class A	66,300	8,153,574

54 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
VistaPrint N.V. (d)*	4,500	167,805
VMware, Inc., Class A *	12,400	1,385,328
Web.com Group, Inc. *	223	2,888
WebMD Health Corp. *	7,074	160,934
Websense, Inc. *	7,500	155,550
Western Union Co.	81,932	1,505,910
Wright Express Corp. *	4,500	287,190
Yahoo!, Inc. *	150,144	2,333,238

		185,625,289

Technology Hardware & Equipment 7.6%
3D Systems Corp. (d)*	6,800	200,532
Acme Packet, Inc. *	7,000	196,490
ADTRAN, Inc.	7,000	213,640
Agilysys, Inc. *	4,860	42,574
Amphenol Corp., Class A	21,600	1,255,824
Anaren, Inc. *	5,300	95,612
Anixter International, Inc. *	3,300	226,314
Apple, Inc. *	119,700	69,933,528
Arris Group, Inc. *	12,775	165,181
Arrow Electronics, Inc. *	14,000	588,700
Aruba Networks, Inc. *	13,700	289,344
Aviat Networks, Inc. *	10,677	27,226
Avid Technology, Inc. *	3,756	32,640
Avnet, Inc. *	17,788	641,791
AVX Corp.	14,000	177,800
Badger Meter, Inc.	4,000	147,760
Benchmark Electronics, Inc. *	7,830	124,340
Black Box Corp.	1,700	38,437
Brightpoint, Inc. *	7,454	45,619
Brocade Communications Systems, Inc. *	56,535	313,204
Checkpoint Systems, Inc. *	4,600	50,416
Ciena Corp. *	12,970	192,215
Cisco Systems, Inc.	694,509	13,994,356
Cognex Corp.	4,900	197,225
Coherent, Inc. *	2,800	147,280
Comtech Telecommunications Corp.	2,175	67,251
Comverse Technology, Inc. *	25,500	164,475
Corning, Inc.	201,307	2,888,755
CTS Corp.	8,800	94,424
Daktronics, Inc.	8,700	70,818
DDi Corp.	5,501	71,403
Dell, Inc. *	206,400	3,378,768
Diebold, Inc.	7,300	287,985
Digi International, Inc. *	6,000	55,680
Dolby Laboratories, Inc., Class A *	8,800	345,224
DTS, Inc. *	2,000	62,400
Echelon Corp. *	7,200	31,392
EchoStar Corp., Class A *	7,540	219,037
Electro Rent Corp.	5,100	79,458
Electro Scientific Industries, Inc.	4,800	68,448
Electronics for Imaging, Inc. *	6,400	114,240
EMC Corp. *	262,686	7,410,372
Emulex Corp. *	8,900	77,252
Extreme Networks, Inc. *	19,500	74,685
F5 Networks, Inc. *	9,700	1,299,121
FARO Technologies, Inc. *	3,000	167,940
FEI Co. *	4,500	225,765
Finisar Corp. *	12,000	198,240
FLIR Systems, Inc.	18,600	417,756
Frequency Electronics, Inc. *	500	3,825
Gerber Scientific, Inc. (a)(c)*	8,900	—
Harmonic, Inc. *	9,842	46,454
Harris Corp.	17,000	774,180
Hewlett-Packard Co.	261,636	6,478,107
Hutchinson Technology, Inc. (d)*	6,000	12,360
I.D. Systems, Inc. *	5,500	33,330
Identive Group, Inc. *	1,200	2,472
Imation Corp. *	5,500	31,900
Immersion Corp. *	4,300	23,435
Infinera Corp. *	10,500	75,180
Ingram Micro, Inc., Class A *	19,900	387,254
Insight Enterprises, Inc. *	4,650	94,442
Intellicheck Mobilisa, Inc. *	500	790
InterDigital, Inc.	4,500	124,740
Intermec, Inc. *	5,600	29,792
IPG Photonics Corp. *	2,900	140,360
Itron, Inc. *	4,500	183,600
Ixia *	8,200	103,320
Jabil Circuit, Inc.	25,400	595,630
JDS Uniphase Corp. *	29,553	359,069
Juniper Networks, Inc. *	63,565	1,362,198
LeCroy Corp. *	5,400	55,836
Lexmark International, Inc., Class A	10,900	328,090
LightPath Technologies, Inc., Class A *	75	95
Littelfuse, Inc.	2,000	125,340
Loral Space & Communications, Inc.	1,500	93,075
Maxwell Technologies, Inc. *	4,500	42,795
Measurement Specialties, Inc. *	3,200	114,336
Mercury Computer Systems, Inc. *	3,600	47,520
Methode Electronics, Inc.	6,600	55,770
MOCON, Inc.	600	10,698
Molex, Inc.	19,125	527,659
Motorola Mobility Holdings, Inc. *	35,556	1,380,284
Motorola Solutions, Inc.	38,779	1,978,892
MTS Systems Corp.	3,781	181,375
Multi-Fineline Electronix, Inc. *	2,500	66,225
National Instruments Corp.	11,512	313,126
NCR Corp. *	23,800	559,300
NetApp, Inc. *	47,500	1,844,425
NETGEAR, Inc. *	6,000	231,000
Network Equipment Technologies, Inc. *	8,500	8,330
Newport Corp. *	4,200	71,694
Oplink Communications, Inc. *	4,157	65,847
OSI Systems, Inc. *	3,700	247,382
Park Electrochemical Corp.	3,600	103,860
PC Connection, Inc.	7,000	56,140
PC-Tel, Inc.	8,900	60,787
Performance Technologies, Inc. *	1,600	3,584
Plantronics, Inc.	6,000	229,920
Plexus Corp. *	3,700	119,769
Polycom, Inc. *	22,400	297,248
Power-One, Inc. *	9,500	40,660
Presstek, Inc. *	5,100	4,054
Pulse Electronics Corp.	11,500	23,575
QLogic Corp. *	17,044	294,009
QUALCOMM, Inc.	216,600	13,827,744

See financial notes 55

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Radisys Corp. *	7,200	45,720
Research Frontiers, Inc. *	2,800	9,240
Richardson Electronics Ltd.	4,800	60,528
Riverbed Technology, Inc. *	18,500	365,005
Rofin-Sinar Technologies, Inc. *	3,800	95,760
Rogers Corp. *	2,500	95,725
SanDisk Corp. *	31,000	1,147,310
Sanmina-SCI Corp. *	8,500	75,650
ScanSource, Inc. *	3,200	105,472
Seagate Technology plc	57,066	1,755,350
Sonus Networks, Inc. *	19,400	54,902
STEC, Inc. *	3,500	29,015
Stratasys, Inc. *	2,700	138,267
Sycamore Networks, Inc. *	2,790	43,496
Symmetricom, Inc. *	11,950	66,442
Synaptics, Inc. *	5,250	161,228
SYNNEX Corp. *	3,000	114,270
TE Connectivity Ltd.	55,200	2,012,592
Tech Data Corp. *	5,300	285,087
Tellabs, Inc.	38,064	143,501
TESSCO Technologies, Inc.	4,025	80,500
TransAct Technologies, Inc. *	1,500	12,840
Trimble Navigation Ltd. *	14,792	800,839
TTM Technologies, Inc. *	7,900	81,607
Universal Display Corp. (d)*	3,000	134,910
UTStarcom Holdings Corp. *	36,000	47,160
ViaSat, Inc. *	5,500	265,650
Vishay Intertechnology, Inc. *	36,688	411,639
Vishay Precision Group, Inc. *	5,620	81,378
Western Digital Corp. *	28,200	1,094,442
Xerox Corp.	174,056	1,354,156
Xybernaut Corp. (a)(c)*	1,400	—
Zebra Technologies Corp., Class A *	6,375	247,286
Zygo Corp. *	7,000	138,530

		153,037,316

Telecommunication Services 2.5%
AboveNet, Inc. *	3,000	249,510
Alaska Communications Systems Group, Inc. (d)	5,000	12,800
AT&T, Inc.	766,056	25,210,903
Atlantic Tele-Network, Inc.	3,250	110,695
CenturyLink, Inc.	76,778	2,960,560
Cincinnati Bell, Inc. *	22,268	84,618
Clearwire Corp., Class A *	40,600	59,479
Cogent Communications Group, Inc. *	9,900	185,427
Consolidated Communications Holdings, Inc.	5,622	108,786
Crown Castle International Corp. *	30,776	1,742,229
Frontier Communications Corp. (d)	122,868	496,387
General Communication, Inc., Class A *	10,500	79,800
HickoryTech Corp.	4,600	45,678
Leap Wireless International, Inc. *	7,700	43,197
Level 3 Communications, Inc. *	20,706	477,480
Lumos Networks Corp.	1,500	13,560
MetroPCS Communications, Inc. *	40,000	292,000
NII Holdings, Inc. *	22,900	320,486
NTELOS Holdings Corp.	4,500	90,990
Premiere Global Services, Inc. *	8,100	72,495
SBA Communications Corp., Class A *	12,800	687,872
Shenandoah Telecommunications Co.	2,500	27,875
Sprint Nextel Corp. *	379,330	940,738
SureWest Communications	5,500	124,190
Telephone & Data Systems, Inc.	11,522	279,869
tw telecom, Inc. *	20,000	435,600
United States Cellular Corp. *	9,100	356,902
USA Mobility, Inc.	5,500	71,060
Verizon Communications, Inc.	364,072	14,701,227
Warwick Valley Telephone Co.	1,100	15,004
Windstream Corp.	73,569	826,916

		51,124,333

Transportation 1.8%
Alaska Air Group, Inc. *	8,800	297,440
Alexander & Baldwin, Inc.	6,400	327,424
AMERCO	3,900	391,716
Arkansas Best Corp.	1,100	16,874
Atlas Air Worldwide Holdings, Inc. *	3,000	138,150
Avis Budget Group, Inc. *	3,000	39,480
C.H. Robinson Worldwide, Inc.	21,000	1,254,540
Con-way, Inc.	5,500	178,750
Covenant Transport Group, Inc., Class A *	3,000	9,930
CSX Corp.	137,100	3,058,701
Delta Air Lines, Inc. *	109,100	1,195,736
Dollar Thrifty Automotive Group, Inc. *	3,500	283,010
Expeditors International of Washington, Inc.	27,200	1,088,000
FedEx Corp.	38,563	3,402,799
Forward Air Corp.	2,600	87,828
Genco Shipping & Trading Ltd. (d)*	5,500	29,425
Genesee & Wyoming, Inc., Class A *	6,000	323,460
Heartland Express, Inc.	8,941	123,654
Hertz Global Holdings, Inc. *	37,000	570,170
Hub Group, Inc., Class A *	4,400	154,000
J.B. Hunt Transport Services, Inc.	13,000	719,290
JetBlue Airways Corp. *	30,962	147,070
Kansas City Southern	13,550	1,043,621
Kirby Corp. *	8,600	570,782
Knight Transportation, Inc.	9,050	148,601
Landstar System, Inc.	11,200	599,984
MAIR Holdings, Inc. (a)(c)*	1,100	1,793
Norfolk Southern Corp.	44,000	3,208,920
Old Dominion Freight Line, Inc. *	6,075	270,155
Pacer International, Inc. *	2,800	16,828
Park-Ohio Holdings Corp. *	2,600	56,134
Republic Airways Holdings, Inc. *	7,500	38,175
Ryder System, Inc.	6,400	311,808
Saia, Inc. *	6,100	114,558
SkyWest, Inc.	7,000	62,930
Southwest Airlines Co.	99,715	825,640
Swift Transportation Co. *	8,000	83,920
Union Pacific Corp.	62,000	6,971,280

56 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
United Continental Holdings, Inc. *	41,900	918,448
United Parcel Service, Inc., Class B	87,380	6,827,873
US Airways Group, Inc. *	17,400	178,524
UTI Worldwide, Inc.	11,300	188,371
Werner Enterprises, Inc.	5,832	137,752

		36,413,544

Utilities 3.5%
AGL Resources, Inc.	14,829	584,707
Allete, Inc.	5,233	215,652
Alliant Energy Corp.	14,800	669,552
Ameren Corp.	31,100	1,019,769
American Electric Power Co., Inc.	63,520	2,467,117
American States Water Co.	2,000	72,880
American Water Works Co., Inc.	22,200	760,128
Aqua America, Inc.	15,094	342,785
Atmos Energy Corp.	12,200	397,476
Avista Corp.	7,800	206,232
Black Hills Corp.	3,900	128,739
California Water Service Group	6,000	108,660
Calpine Corp. *	48,400	907,500
CenterPoint Energy, Inc.	51,500	1,040,815
Central Vermont Public Service Corp.	6,200	218,550
CH Energy Group, Inc.	1,900	124,678
Chesapeake Utilities Corp.	647	27,187
Cleco Corp.	6,400	261,120
CMS Energy Corp.	29,900	687,401
Consolidated Edison, Inc.	37,400	2,223,430
Dominion Resources, Inc.	74,580	3,892,330
DTE Energy Co.	20,301	1,144,570
Duke Energy Corp.	168,556	3,612,155
Edison International	37,710	1,659,617
El Paso Electric Co.	5,300	162,392
Entergy Corp.	21,700	1,422,652
Exelon Corp.	108,469	4,231,376
FirstEnergy Corp.	54,656	2,558,994
GenOn Energy, Inc. *	86,304	183,828
Great Plains Energy, Inc.	17,341	354,103
Hawaiian Electric Industries, Inc.	10,700	283,978
IDACORP, Inc.	10,200	415,548
Integrys Energy Group, Inc.	10,540	575,906
ITC Holdings Corp.	5,000	387,300
MDU Resources Group, Inc.	22,425	514,429
MGE Energy, Inc.	2,000	91,480
Middlesex Water Co.	3,000	55,680
National Fuel Gas Co.	8,800	416,416
New Jersey Resources Corp.	6,225	269,169
NextEra Energy, Inc.	53,900	3,468,465
NiSource, Inc.	36,864	908,698
Northeast Utilities	41,143	1,512,828
Northwest Natural Gas Co.	5,700	260,490
NorthWestern Corp.	7,100	252,192
NRG Energy, Inc. *	30,600	520,200
NV Energy, Inc.	27,976	465,800
OGE Energy Corp.	12,500	674,500
ONEOK, Inc.	12,900	1,107,981
Ormat Technologies, Inc.	2,800	55,356
Otter Tail Corp.	4,100	90,036
Pepco Holdings, Inc.	29,300	554,356
PG&E Corp.	54,000	2,385,720
Piedmont Natural Gas Co., Inc.	9,300	283,464
Pinnacle West Capital Corp.	17,800	860,630
PNM Resources, Inc.	8,500	159,460
Portland General Electric Co.	8,200	211,806
PPL Corp.	73,200	2,002,020
Progress Energy, Inc.	37,959	2,020,178
Public Service Enterprise Group, Inc.	63,300	1,971,795
Questar Corp.	22,200	438,450
SCANA Corp.	15,405	710,479
Sempra Energy	29,675	1,921,159
South Jersey Industries, Inc.	2,500	123,125
Southwest Gas Corp.	11,600	487,432
TECO Energy, Inc.	26,700	481,134
The AES Corp. *	96,396	1,206,878
The Empire District Electric Co.	6,500	133,380
The Laclede Group, Inc.	3,300	129,954
The Southern Co.	110,100	5,057,994
UGI Corp.	13,700	399,766
UIL Holdings Corp.	6,166	211,925
Unisource Energy Corp.	3,800	138,320
Unitil Corp.	3,600	95,256
Vectren Corp.	8,766	258,159
Westar Energy, Inc.	11,700	335,673
WGL Holdings, Inc.	6,000	240,660
Wisconsin Energy Corp.	28,300	1,042,572
Xcel Energy, Inc.	62,395	1,688,409

		69,563,001

Total Common Stock
(Cost $1,474,801,458)		1,987,650,809

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Indevus Pharmaceuticals, Inc. (a)(c)*	1,800	—

Total Rights
(Cost $—)		—

Warrants 0.0% of net assets

Magnum Hunter Resources Corp. (a)(c)*	33	—

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 1.0% of net assets

Time Deposit 0.9%
Bank of America
0.03%, 05/01/12	17,987,881	17,987,881

See financial notes 57

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill
0.08%, 06/14/12 (e)(f)	1,550,000	1,549,849

Total Short-Term Investments
(Cost $19,537,730)		19,537,730

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.6% of net assets

Wells Fargo Advantage Government Money Market Fund	12,025,131	12,025,131

Total Collateral Invested for Securities on Loan
(Cost $12,025,131)		12,025,131

End of collateral invested for securities on loan.

At 04/30/12 tax basis cost of the fund’s investments was $1,505,644,571 and the unrealized appreciation and depreciation were $667,599,688 and ($166,055,720), respectively, with a net unrealized appreciation of $501,543,968.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	Illiquid security. At the period end, the value of these amounted to $1,793 or 0.0% of net assets.
(d)	All or a portion of this security is on loan.
(e)	All or a portion of this security is held as collateral for open futures contracts.
(f)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 06/15/12	100	8,149,000	135,825
S&P 500 Index, e-mini, Long, expires 06/15/12	150	10,452,000	246,863

Net unrealized gains			382,688

58 See financial notes

 Schwab International Index Fund

Portfolio Holdings as of April 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

97.7%		Common Stock	1,163,863,477	1,371,693,600
0.6%		Preferred Stock	5,995,172	7,789,713
0.8%		Other Investment Company	11,327,697	11,287,500
0.1%		Short-Term Investment	1,570,310	1,570,310

99.2%		Total Investments	1,182,756,656	1,392,341,123
3.1%		Collateral Invested for Securities on Loan	43,878,380	43,878,380
(2	.3)%	Other Assets and Liabilities, Net		(33,022,145)

100.0%		Total Net Assets		1,403,197,358

	Number	Value
Security	of Shares	($)

Common Stock 97.7% of net assets

Australia 8.6%

Banks 2.7%
Australia & New Zealand Banking Group Ltd.	356,001	8,819,305
Bendigo and Adelaide Bank Ltd.	50,130	392,002
Commonwealth Bank of Australia	212,688	11,473,020
National Australia Bank Ltd.	297,767	7,783,418
Westpac Banking Corp.	410,573	9,675,653

		38,143,398

Capital Goods 0.0%
Leighton Holdings Ltd.	20,663	440,523

Commercial & Professional Supplies 0.2%
Brambles Ltd.	201,968	1,515,372
Campbell Brothers Ltd.	9,211	653,595

		2,168,967

Consumer Services 0.1%
Crown Ltd.	54,264	512,400
Echo Entertainment Group Ltd. *	93,881	437,326
TABCORP Holdings Ltd.	93,458	278,774
Tatts Group Ltd.	179,936	483,234

		1,711,734

Diversified Financials 0.2%
ASX Ltd.	23,898	794,520
Macquarie Group Ltd.	46,040	1,387,669

		2,182,189

Energy 0.6%
Caltex Australia Ltd.	18,421	262,439
Origin Energy Ltd.	145,318	1,996,515
Santos Ltd.	128,649	1,866,308
Woodside Petroleum Ltd.	86,590	3,131,390
WorleyParsons Ltd.	26,381	772,470

		8,029,122

Food & Staples Retailing 0.7%
Metcash Ltd.	104,953	431,814
Wesfarmers Ltd.	137,241	4,309,619
Woolworths Ltd.	166,004	4,476,094

		9,217,527

Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	77,601	1,004,418

Health Care Equipment & Services 0.1%
Cochlear Ltd.	7,752	527,975
Ramsay Health Care Ltd.	17,923	373,541
Sonic Healthcare Ltd.	50,551	661,291

		1,562,807

Insurance 0.4%
AMP Ltd.	383,659	1,696,378
Insurance Australia Group Ltd.	283,686	1,040,560
QBE Insurance Group Ltd.	149,094	2,139,208
Suncorp Group Ltd.	177,722	1,498,611

		6,374,757

Materials 2.2%
Alumina Ltd.	332,968	397,716
Amcor Ltd.	167,504	1,307,353
BHP Billiton Ltd.	435,626	16,164,868
Boral Ltd.	99,599	389,528
Fortescue Metals Group Ltd.	169,952	987,313
Iluka Resources Ltd.	57,132	998,006
Incitec Pivot Ltd.	222,242	751,116
James Hardie Industries SE CDI	59,672	461,205
Lynas Corp Ltd. (b)*	233,856	270,010
Newcrest Mining Ltd.	104,385	2,844,499
Orica Ltd.	49,664	1,382,129
OZ Minerals Ltd.	44,193	425,515
Rio Tinto Ltd.	59,460	4,068,545
Sims Metal Management Ltd.	22,423	329,738

		30,777,541

Media 0.0%
Fairfax Media Ltd. (b)	304,880	217,564

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSL Ltd.	71,617	2,727,211

Real Estate 0.6%
CFS Retail Property Trust	251,853	503,774
Dexus Property Group	660,290	640,629
Goodman Group	191,710	716,766
GPT Group	238,616	812,367
Lend Lease Group	74,007	570,013
Mirvac Group	466,243	626,486
Stockland	314,715	1,011,001
Westfield Group	299,311	2,861,817
Westfield Retail Trust	403,643	1,139,051

		8,881,904

See financial notes 59

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Retailing 0.0%
Harvey Norman Holdings Ltd.	72,477	151,971

Software & Services 0.0%
Computershare Ltd.	60,657	529,031

Telecommunication Services 0.2%
Telstra Corp., Ltd.	594,255	2,191,010

Transportation 0.2%
Asciano Ltd.	133,090	651,367
Qantas Airways Ltd. *	151,449	256,735
QR National Ltd.	233,058	879,457
Toll Holdings Ltd.	92,053	557,946
Transurban Group	178,171	1,087,924

		3,433,429

Utilities 0.1%
AGL Energy Ltd.	62,946	979,521
APA Group (b)	70,000	379,043
SP AusNet	194,506	223,388

		1,581,952

		121,327,055

Austria 0.2%

Banks 0.1%
Erste Group Bank AG	25,821	595,411
Raiffeisen Bank International AG (b)	6,669	221,904

		817,315

Energy 0.1%
OMV AG	22,073	746,658

Insurance 0.0%
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,240	213,379

Materials 0.0%
Voestalpine AG	14,994	488,450

Real Estate 0.0%
Immofinanz Immobil *	128,236	451,481

Telecommunication Services 0.0%
Telekom Austria AG	45,336	497,452

Utilities 0.0%
Verbund AG	9,608	269,255

		3,483,990

Belgium 1.0%

Banks 0.0%
KBC GROEP NV	21,978	426,089

Capital Goods 0.0%
Bekaert N.V.	5,320	158,007

Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A. (b)	10,830	751,612

Food & Staples Retailing 0.1%
Colruyt S.A.	10,334	423,404
Delhaize Group S.A.	13,897	676,387

		1,099,791

Food, Beverage & Tobacco 0.6%
Anheuser-Busch InBev N.V. (b)	109,149	7,866,967

Insurance 0.0%
Ageas (b)	301,904	550,139

Materials 0.1%
Solvay S.A.	8,090	985,491
Umicore S.A.	15,555	844,695

		1,830,186

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A. (b)	13,761	643,468

Telecommunication Services 0.1%
Belgacom S.A. (b)	19,684	559,324
Mobistar S.A.	4,094	155,020

		714,344

		14,040,603

Denmark 1.2%

Banks 0.1%
Danske Bank A/S *	88,996	1,446,268

Capital Goods 0.0%
Vestas Wind Systems A/S (b)*	27,796	244,996

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	14,596	1,259,952

Health Care Equipment & Services 0.1%
Coloplast A/S, Class B	3,107	575,215
William Demant Holding A/S *	3,185	300,914

		876,129

Insurance 0.0%
Tryg A/S	3,346	186,819

Materials 0.1%
Novozymes A/S, B Shares	31,461	825,622

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Novo Nordisk A/S, Class B	57,578	8,488,319

Telecommunication Services 0.0%
TDC A/S	50,657	363,117

Transportation 0.2%
AP Moller - Maersk A/S, Series A	75	559,411
AP Moller - Maersk A/S, Series B	180	1,409,389
DSV A/S	27,836	634,794

		2,603,594

		16,294,816

Finland 0.8%

Automobiles & Components 0.1%
Nokian Renkaat Oyj	15,028	713,403

Capital Goods 0.2%
Kone Oyj, Class B	21,246	1,314,790
Metso Oyj	17,438	749,009
Wartsila Oyj	22,877	927,037

		2,990,836

Diversified Financials 0.0%
Pohjola Bank plc, A Shares	18,850	202,864

Energy 0.0%
Neste Oil Oyj	17,493	207,000

Food & Staples Retailing 0.0%
Kesko Oyj, B Shares	9,130	244,204

60 See financial notes

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 0.1%
Sampo Oyj, A Shares	57,318	1,526,093

Materials 0.1%
Stora Enso Oyj, R Shares	79,383	543,345
UPM-Kymmene Oyj	71,633	919,280

		1,462,625

Media 0.0%
Sanoma Oyj (b)	11,108	116,157

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	12,992	265,021

Technology Hardware & Equipment 0.2%
Nokia Oyj	511,003	1,850,701

Telecommunication Services 0.0%
Elisa Oyj	19,292	435,064

Utilities 0.1%
Fortum Oyj	58,639	1,261,297

		11,275,265

France 8.8%

Automobiles & Components 0.2%
Cie Generale des Etablissements Michelin, Class B	24,474	1,829,008
Peugeot S.A.	20,759	249,315
Renault S.A.	26,229	1,193,177

		3,271,500

Banks 0.6%
BNP Paribas S.A.	130,512	5,267,390
Credit Agricole S.A.	136,340	701,837
Natixis	112,136	341,837
Societe Generale S.A.	90,012	2,130,966

		8,442,030

Capital Goods 1.2%
Alstom S.A.	28,306	1,012,355
Bouygues S.A. (b)	25,779	703,343
Compagnie de Saint-Gobain	54,808	2,301,140
Eiffage S.A.	5,526	188,115
European Aeronautic Defence & Space Co., N.V.	55,946	2,210,910
Legrand S.A.	30,536	1,030,857
Safran S.A.	22,762	843,671
Schneider Electric S.A. *	66,283	4,082,758
Thales S.A.	13,802	478,491
Vallourec S.A.	15,564	937,291
Vinci S.A.	61,586	2,856,385

		16,645,316

Commercial & Professional Supplies 0.1%
Bureau Veritas S.A.	7,455	664,143
Edenred	21,577	689,332
Societe BIC S.A.	3,926	432,462

		1,785,937

Consumer Durables & Apparel 0.5%
Christian Dior S.A.	7,169	1,081,024
LVMH Moet Hennessy Louis Vuitton S.A.	34,297	5,689,724

		6,770,748

Consumer Services 0.1%
Accor S.A.	20,125	695,936
Sodexo	12,865	1,024,922

		1,720,858

Diversified Financials 0.0%
Eurazeo	4,308	220,862
Wendel S.A.	4,484	335,869

		556,731

Energy 1.1%
Compagnie Generale de Geophysique - Veritas *	19,684	564,493
Technip S.A.	13,539	1,537,494
Total S.A.	287,862	13,818,413

		15,920,400

Food & Staples Retailing 0.2%
Carrefour S.A.	78,792	1,582,655
Casino Guichard Perrachon S.A. *	7,517	738,538

		2,321,193

Food, Beverage & Tobacco 0.6%
DANONE S.A.	78,735	5,542,870
Pernod Ricard S.A.	26,749	2,775,679

		8,318,549

Health Care Equipment & Services 0.2%
Essilor International S.A.	27,437	2,417,666

Household & Personal Products 0.3%
L’Oreal S.A.	32,802	3,948,592

Insurance 0.3%
AXA S.A.	235,294	3,343,563
CNP Assurances	18,752	263,287
SCOR SE	23,576	623,295

		4,230,145

Materials 0.6%
Air Liquide S.A.	38,441	4,944,552
ArcelorMittal	117,144	2,035,020
Arkema	7,552	669,780
Imerys S.A.	4,634	264,043
Lafarge S.A.	26,328	1,029,078

		8,942,473

Media 0.3%
Eutelsat Communications S.A.	13,516	481,250
JC Decaux S.A. *	9,072	257,548
Lagardere S.C.A.	16,104	488,325
Publicis Groupe S.A.	19,628	1,013,531
SES S.A.	40,893	979,817
Societe Television Francaise 1 (b)	16,016	155,133

		3,375,604

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Sanofi	154,320	11,787,240

Real Estate 0.3%
Fonciere des Regions	3,749	290,485
Gecina S.A.	2,992	277,554
ICADE *	3,182	268,454
Klepierre	14,233	451,216
Unibail-Rodamco SE	12,543	2,347,017

		3,634,726

See financial notes 61

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Retailing 0.1%
PPR	10,384	1,737,758

Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	86,971	500,765

Software & Services 0.2%
AtoS	6,751	435,039
Cap Gemini S.A.	20,192	788,848
Dassault Systemes S.A.	8,246	800,188

		2,024,075

Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	316,604	486,882
Neopost S.A.	4,494	258,641

		745,523

Telecommunication Services 0.5%
France Telecom S.A.	250,672	3,436,228
Iliad S.A.	2,612	336,377
Vivendi S.A.	170,157	3,147,317

		6,919,922

Transportation 0.1%
Aeroports de Paris	4,726	397,731
Groupe Eurotunnel S.A. - Reg’d	73,526	618,620

		1,016,351

Utilities 0.4%
EDF S.A.	33,008	699,306
GDF Suez	167,596	3,858,770
Suez Environnement Co.	38,178	538,543
Veolia Environnement	49,629	726,652

		5,823,271

		122,857,373

Germany 7.8%

Automobiles & Components 0.9%
Bayerische Motoren Werke AG	44,804	4,261,404
Continental AG (b)	11,151	1,081,517
Daimler AG - Reg’d	122,572	6,782,099
Volkswagen AG	4,026	687,743

		12,812,763

Banks 0.1%
Commerzbank AG *	488,413	1,057,492

Capital Goods 0.9%
Brenntag AG	4,568	569,075
GEA Group AG	23,827	786,952
Hochtief AG	5,779	338,979
MAN SE	8,737	1,104,456
Siemens AG - Reg’d	111,626	10,361,169

		13,160,631

Consumer Durables & Apparel 0.2%
Adidas AG	28,548	2,381,185

Diversified Financials 0.5%
Deutsche Bank AG - Reg’d	126,082	5,473,609
Deutsche Boerse AG	26,608	1,670,687

		7,144,296

Food & Staples Retailing 0.0%
Metro AG	17,029	549,780

Food, Beverage & Tobacco 0.0%
Suedzucker AG	9,044	275,408

Health Care Equipment & Services 0.3%
Celesio AG	11,605	200,129
Fresenius Medical Care AG & Co KGaA	28,651	2,034,560
Fresenius SE & Co KGaA	15,517	1,549,181

		3,783,870

Household & Personal Products 0.1%
Beiersdorf AG	13,999	982,404
Henkel AG & Co. KGaA	17,072	1,045,328

		2,027,732

Insurance 0.8%
Allianz SE - Reg’d	61,483	6,857,894
Hannover Rueckversicherung AG - Reg’d	8,228	497,937
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d (b)	24,420	3,547,012

		10,902,843

Materials 1.4%
BASF SE (b)	124,582	10,257,223
HeidelbergCement AG	19,188	1,055,812
K&S AG - Reg’d	22,781	1,138,635
Lanxess AG	11,353	903,885
Linde AG	23,300	3,988,102
Salzgitter AG	5,330	279,364
ThyssenKrupp AG	50,861	1,206,184
Wacker Chemie AG (b)	2,134	172,072

		19,001,277

Media 0.1%
Axel Springer AG (b)	5,400	246,375
Kabel Deutschland Holding AG *	12,281	774,231

		1,020,606

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Bayer AG - Reg’d (b)	111,979	7,890,476
Merck KGaA	8,818	969,273
QIAGEN N.V. *	31,809	525,948

		9,385,697

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	148,287	1,477,759

Software & Services 0.6%
SAP AG	124,580	8,261,335
United Internet AG - Reg’d	14,668	290,275

		8,551,610

Telecommunication Services 0.3%
Deutsche Telekom AG - Reg’d	380,195	4,286,593

Transportation 0.2%
Deutsche Lufthansa AG - Reg’d	31,243	406,858
Deutsche Post AG - Reg’d	115,480	2,156,466
Fraport AG	5,014	326,035

		2,889,359

Utilities 0.6%
E.ON AG (b)	244,203	5,529,192
RWE AG	66,777	2,870,543

		8,399,735

		109,108,636

62 See financial notes

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Greece 0.1%

Banks 0.0%
National Bank of Greece S.A. *	130,460	291,076

Consumer Services 0.0%
OPAP S.A.	30,470	272,308

Food, Beverage & Tobacco 0.1%
Coca Cola Hellenic Bottling Co., S.A. *	25,006	496,507

Telecommunication Services 0.0%
Hellenic Telecommunications Organization S.A. (OTE)	33,441	109,170

		1,169,061

Hong Kong 2.9%

Banks 0.3%
BOC Hong Kong (Holdings) Ltd.	496,000	1,533,068
Hang Seng Bank Ltd.	103,136	1,412,382
The Bank of East Asia, Ltd.	210,600	783,601
Wing Hang Bank Ltd.	24,500	259,744

		3,988,795

Capital Goods 0.2%
Hopewell Holdings Ltd.	78,000	209,049
Hutchison Whampoa Ltd.	287,370	2,753,016
NWS Holdings Ltd.	184,000	276,450

		3,238,515

Consumer Durables & Apparel 0.0%
Yue Yuen Industrial (Holdings) Ltd.	101,000	336,939

Consumer Services 0.3%
Galaxy Entertainment Group Ltd. (b)*	170,000	529,964
Sands China Ltd.	329,600	1,290,478
Shangri-La Asia Ltd.	192,000	406,335
SJM Holdings Ltd.	226,000	493,830
Wynn Macau Ltd.	212,000	677,646

		3,398,253

Diversified Financials 0.2%
First Pacific Co., Ltd.	290,000	314,144
Hong Kong Exchanges & Clearing Ltd.	139,818	2,223,525

		2,537,669

Insurance 0.3%
AIA Group Ltd.	1,150,400	4,071,118

Real Estate 1.0%
Cheung Kong (Holdings) Ltd.	188,656	2,494,986
Hang Lung Group Ltd.	120,000	748,421
Hang Lung Properties Ltd.	336,000	1,235,312
Henderson Land Development Co., Ltd.	124,000	703,592
Hysan Development Co., Ltd.	87,000	393,280
Kerry Properties Ltd.	98,000	444,668
New World Development Co., Ltd.	490,000	607,424
Sino Land Co., Ltd.	396,000	679,278
Sun Hung Kai Properties Ltd.	192,604	2,306,990
Swire Pacific Ltd., Class A	95,090	1,120,924
The Link REIT	307,000	1,277,243
The Wharf Holdings Ltd.	206,100	1,222,247
Wheelock & Co., Ltd.	124,000	417,781

		13,652,146

Retailing 0.1%
Li & Fung Ltd.	774,000	1,650,510
Lifestyle International Holdings Ltd.	80,500	187,622

		1,838,132

Semiconductors & Semiconductor Equipment 0.0%
ASM Pacific Technology Ltd.	27,000	364,776

Technology Hardware & Equipment 0.0%
Foxconn International Holdings Ltd. *	294,000	139,025

Telecommunication Services 0.0%
HKT Trust & HKT Ltd. *	23,738	18,449
PCCW Ltd.	546,000	202,743

		221,192

Transportation 0.1%
Cathay Pacific Airways Ltd.	141,000	238,547
MTR Corp., Ltd.	195,500	693,367
Orient Overseas International Ltd.	30,000	204,405

		1,136,319

Utilities 0.4%
Cheung Kong Infrastructure Holdings Ltd.	64,000	379,284
CLP Holdings Ltd.	262,580	2,247,865
Hong Kong & China Gas Co., Ltd.	646,392	1,651,145
Power Assets Holdings Ltd.	189,500	1,414,799

		5,693,093

		40,615,972

Ireland 0.3%

Food, Beverage & Tobacco 0.1%
Kerry Group plc, Class A	19,160	875,014

Materials 0.1%
CRH plc	97,761	1,983,589

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Elan Corp. plc *	68,254	940,961

Transportation 0.0%
Ryanair Holdings plc *	25,968	146,647

		3,946,211

Israel 0.6%

Banks 0.1%
Bank Hapoalim B.M.	144,407	535,883
Bank Leumi Le-Israel B.M.	160,854	503,180
Israel Discount Bank, Class A *	107,851	139,865
Mizrahi Tefahot Bank Ltd. *	16,863	151,949

		1,330,877

Capital Goods 0.0%
Delek Group Ltd.	620	120,684
Elbit Systems Ltd.	3,214	117,252

		237,936

Materials 0.1%
Israel Chemicals Ltd.	57,844	661,668

See financial notes 63

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Israel Corp., Ltd.	316	205,962

		867,630

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Teva Pharmaceutical Industries Ltd.	128,323	5,867,842

Software & Services 0.0%
NICE Systems Ltd. *	8,174	313,373

Telecommunication Services 0.0%
Bezeq Israeli Telecommunication Corp., Ltd.	240,228	400,491
Cellcom Israel Ltd.	7,466	94,100

		494,591

		9,112,249

Italy 2.1%

Automobiles & Components 0.1%
Fiat S.p.A. *	108,720	525,140
Pirelli & C. S.p.A.	32,458	395,490

		920,630

Banks 0.4%
Banca Carige S.p.A.	88,206	92,209
Banca Monte dei Paschi di Siena S.p.A. (b)	665,860	236,868
Banco Popolare Scarl (b)	240,636	357,845
Intesa Sanpaolo S.p.A.	1,374,858	2,084,084
Intesa Sanpaolo S.p.A. - RSP	127,239	170,058
UniCredit S.p.A.	484,099	1,930,885
Unione di Banche Italiane S.C.P.A.	110,740	411,599

		5,283,548

Capital Goods 0.1%
Fiat Industrial S.p.A.	100,960	1,146,108
Finmeccanica S.p.A.	55,222	237,547
Prysmian S.p.A.	27,788	452,635

		1,836,290

Consumer Durables & Apparel 0.0%
Luxottica Group S.p.A.	15,932	569,686

Consumer Services 0.0%
Autogrill S.p.A.	15,620	155,532

Diversified Financials 0.0%
Exor S.p.A.	8,747	203,655
Mediobanca S.p.A.	70,501	344,682

		548,337

Energy 0.7%
Eni S.p.A.	327,921	7,286,342
Saipem S.p.A.	35,929	1,775,844
Tenaris S.A.	64,434	1,254,216

		10,316,402

Insurance 0.2%
Assicurazioni Generali S.p.A.	159,328	2,173,720

Media 0.0%
Mediaset S.p.A.	96,708	230,178

Telecommunication Services 0.2%
Telecom Italia S.p.A. *	1,281,520	1,453,864
Telecom Italia S.p.A. - RSP *	822,271	770,162

		2,224,026

Transportation 0.0%
Atlantia S.p.A.	45,553	690,691

Utilities 0.4%
A2A S.p.A.	149,621	94,946
Enel Green Power S.p.A.	238,789	385,568
Enel S.p.A.	898,169	2,945,451
Snam Rete Gas S.p.A.	219,282	1,041,717
Terna - Rete Elettrica Nationale S.p.A.	164,559	611,299

		5,078,981

		30,028,021

Japan 21.0%

Automobiles & Components 2.8%
Aisin Seiki Co., Ltd.	26,100	919,050
Bridgestone Corp.	88,757	2,100,148
Daihatsu Motor Co., Ltd.	26,000	490,799
Denso Corp.	66,300	2,143,828
Fuji Heavy Industries Ltd.	80,000	603,401
Honda Motor Co., Ltd.	221,539	7,973,008
Isuzu Motors Ltd.	162,000	924,922
Koito Manufacturing Co., Ltd.	13,000	201,161
Mazda Motor Corp. *	206,000	334,757
Mitsubishi Motor Corp. *	529,000	593,511
NGK Spark Plug Co., Ltd.	21,000	299,803
NHK Spring Co., Ltd.	20,000	208,757
Nissan Motors Co., Ltd.	338,396	3,518,312
NOK Corp.	14,200	292,102
Stanley Electric Co., Ltd.	19,800	303,329
Sumitomo Rubber Industries Ltd.	23,400	322,005
Suzuki Motor Corp.	45,900	1,080,322
Toyoda Gosei Co., Ltd.	8,800	179,360
Toyota Industries Corp.	24,500	692,024
Toyota Motor Corp.	374,003	15,325,796
Yamaha Motor Co., Ltd.	38,200	510,221

		39,016,616

Banks 2.0%
Aozora Bank Ltd.	79,000	202,618
Fukuoka Financial Group, Inc.	106,000	441,011
Hokuhoku Financial Group, Inc.	171,000	299,167
Mitsubishi UFJ Financial Group, Inc.	1,725,609	8,285,528
Mizuho Financial Group, Inc.	3,090,634	4,872,406
Resona Holdings, Inc.	257,400	1,093,310
Seven Bank Ltd.	81,200	200,625
Shinsei Bank Ltd.	188,000	242,603
Sumitomo Mitsui Financial Group, Inc.	182,246	5,831,650
Sumitomo Mitsui Trust Holdings, Inc.	425,000	1,245,055
Suruga Bank Ltd.	25,000	249,346
The Bank of Kyoto Ltd.	44,000	372,755
The Bank of Yokohama Ltd.	167,000	808,788
The Chiba Bank Ltd.	104,000	631,854
The Chugoku Bank Ltd.	24,000	303,270
The Gunma Bank Ltd.	52,000	263,837
The Hachijuni Bank Ltd.	57,000	310,211
The Hiroshima Bank Ltd.	68,000	276,255
The Iyo Bank Ltd.	33,000	273,854
The Joyo Bank Ltd.	89,000	388,523

64 See financial notes

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Nishi-Nippon City Bank Ltd.	92,000	243,332
The Shizuoka Bank Ltd.	79,000	826,712
Yamaguchi Financial Group, Inc.	28,000	240,505

		27,903,215

Capital Goods 3.2%
Amada Co., Ltd.	49,000	332,578
Asahi Glass Co., Ltd.	138,000	1,085,033
Chiyoda Corp.	21,000	252,879
Daikin Industries Ltd.	32,000	845,464
Fanuc Corp.	25,900	4,368,047
Fuji Electric Co., Ltd.	76,000	203,556
Furukawa Electric Co., Ltd.	90,000	244,234
GS Yuasa Corp.	48,000	247,047
Hino Motors Ltd.	35,000	247,525
Hitachi Construction Machinery Co., Ltd.	14,600	315,742
IHI Corp.	180,000	435,448
ITOCHU Corp.	204,000	2,308,099
JGC Corp.	28,000	806,262
JS Group Corp.	36,300	712,802
JTEKT Corp.	30,300	332,086
Kajima Corp.	115,000	327,776
Kawasaki Heavy Industries Ltd.	194,000	582,330
Kinden Corp.	18,000	125,005
Komatsu Ltd.	128,309	3,692,729
Kubota Corp.	156,000	1,505,887
Kurita Water Industries Ltd.	15,400	377,362
Mabuchi Motor Co., Ltd.	3,300	138,054
Makita Corp.	15,300	585,663
Marubeni Corp.	224,000	1,555,390
Mitsubishi Corp.	190,300	4,124,172
Mitsubishi Electric Corp.	260,000	2,283,993
Mitsubishi Heavy Industries Ltd.	414,000	1,877,500
Mitsui & Co., Ltd.	236,200	3,688,404
Nabtesco Corp.	13,000	277,520
NGK Insulators Ltd.	35,000	436,532
Nidec Corp.	14,600	1,312,057
Nippon Sheet Glass Co., Ltd. (b)	123,000	159,311
NSK Ltd.	60,000	411,678
NTN Corp.	65,000	245,886
Obayashi Corp.	89,000	376,723
Shimizu Corp.	81,000	307,913
SMC Corp.	7,400	1,235,823
Sojitz Corp.	170,800	287,649
Sumitomo Corp.	153,600	2,182,839
Sumitomo Electric Industries Ltd.	102,900	1,388,043
Sumitomo Heavy Industries Ltd.	75,000	386,823
Taisei Corp.	140,000	355,601
The Japan Steel Works Ltd.	43,000	261,554
THK Co., Ltd.	16,400	327,964
TOTO Ltd.	40,000	295,958
Toyota Tsusho Corp.	29,000	575,091
Ushio, Inc.	14,300	186,548

		44,612,580

Commercial & Professional Supplies 0.2%
Dai Nippon Printing Co., Ltd.	76,000	674,492
Secom Co., Ltd.	28,600	1,353,259
Toppan Printing Co., Ltd.	76,000	514,751

		2,542,502

Consumer Durables & Apparel 0.8%
Asics Corp.	20,000	215,320
Casio Computer Co., Ltd. (b)	32,000	212,586
Namco Bandai Holdings, Inc.	26,700	381,775
Nikon Corp.	46,000	1,363,361
Panasonic Corp.	297,312	2,279,387
Rinnai Corp.	4,400	320,556
Sankyo Co., Ltd.	7,300	351,972
Sega Sammy Holdings, Inc.	29,100	610,590
Sekisui Chemical Co., Ltd.	59,000	530,481
Sekisui House Ltd.	79,000	732,360
Sharp Corp.	136,785	875,040
Shimano, Inc.	10,200	670,687
Sony Corp.	135,400	2,189,932
Yamaha Corp.	22,000	213,287

		10,947,334

Consumer Services 0.1%
Benesse Holdings, Inc.	9,200	456,795
McDonald’s Holdings Co., Ltd.	9,000	255,404
Oriental Land Co., Ltd.	6,800	753,925

		1,466,124

Diversified Financials 0.4%
Aeon Credit Service Co., Ltd. (b)	10,700	186,526
Credit Saison Co., Ltd.	20,200	433,513
Daiwa Securities Group, Inc.	227,000	857,835
Mitsubishi UFJ Lease & Finance Co., Ltd.	7,950	330,306
Nomura Holdings, Inc.	495,500	2,031,115
ORIX Corp.	14,290	1,366,278
SBI Holdings, Inc.	3,059	246,166

		5,451,739

Energy 0.3%
Cosmo Oil Co., Ltd.	81,000	224,631
Idemitsu Kosan Co., Ltd.	3,000	276,229
Inpex Corp.	299	1,974,150
Japan Petroleum Exploration Co.	3,900	177,925
JX Holdings, Inc.	306,000	1,726,112
Showa Shell Sekiyu K.K.	25,700	161,733
TonenGeneral Sekiyu K.K.	39,000	364,784

		4,905,564

Food & Staples Retailing 0.4%
Aeon Co., Ltd.	81,900	1,069,204
FamilyMart Co., Ltd.	8,700	387,259
Lawson, Inc.	8,200	542,887
Seven & i Holdings Co., Ltd.	101,503	3,072,513

		5,071,863

Food, Beverage & Tobacco 0.7%
Ajinomoto Co., Inc.	88,000	1,135,749
Asahi Group Holdings Ltd.	52,800	1,188,909
Coca-Cola West Co., Ltd.	8,300	149,817
Japan Tobacco, Inc.	607	3,362,588
Kikkoman Corp.	22,000	257,954
Kirin Holdings Co., Ltd.	112,000	1,426,034
Meiji Holdings Co., Ltd.	9,400	416,337
Nippon Meat Packers, Inc.	23,000	293,798
Nisshin Seifun Group, Inc.	25,500	311,132
Nissin Food Holdings Co., Ltd.	8,000	301,007
Toyo Suisan Kaisha Ltd.	12,000	308,055
Yakult Honsha Co., Ltd. (b)	13,200	486,246

See financial notes 65

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Yamazaki Baking Co., Ltd.	16,000	236,608

		9,874,234

Health Care Equipment & Services 0.2%
Alfresa Holdings Corp.	5,300	244,753
Medipal Holdings Corp.	20,000	252,992
Miraca Holdings, Inc.	7,600	299,316
Suzuken Co., Ltd.	10,000	302,470
Sysmex Corp.	9,800	393,845
Terumo Corp.	22,500	1,030,949

		2,524,325

Household & Personal Products 0.3%
Kao Corp.	70,619	1,892,260
Shiseido Co., Ltd.	49,000	857,847
Unicharm Corp.	15,500	867,092

		3,617,199

Insurance 0.5%
MS&AD Insurance Group Holdings, Inc.	76,262	1,405,975
NKSJ Holdings, Inc.	49,500	1,018,894
Sony Financial Holdings, Inc.	23,700	387,335
T&D Holdings, Inc.	79,000	851,587
The Dai-ichi Life Insurance Co., Ltd.	1,229	1,538,973
Tokio Marine Holdings, Inc.	97,499	2,494,377

		7,697,141

Materials 1.5%
Air Water, Inc.	20,000	252,105
Asahi Kasei Corp.	172,000	1,063,088
Daicel Corp.	40,000	253,551
Daido Steel Co., Ltd.	39,000	241,929
Denki Kagaku Kogyo K.K.	66,000	255,450
Hitachi Chemical Co., Ltd.	14,200	263,233
Hitachi Metals Ltd.	22,000	274,013
JFE Holdings, Inc.	62,900	1,176,323
JSR Corp.	24,400	481,564
Kaneka Corp.	38,000	234,836
Kansai Paint Co., Ltd.	30,000	322,894
Kobe Steel Ltd.	340,000	484,906
Kuraray Co., Ltd.	47,000	670,756
Maruichi Steel Tube Ltd.	6,400	140,842
Mitsubhishi Gas Chemical Co., Inc.	53,000	347,223
Mitsubishi Chemical Holdings Corp.	185,000	974,965
Mitsubishi Materials Corp.	153,000	456,328
Mitsui Chemicals, Inc.	112,000	323,578
Nippon Paper Group, Inc.	13,500	270,269
Nippon Steel Corp.	697,000	1,736,845
Nisshin Steel Co., Ltd.	95,000	133,336
Nitto Denko Corp.	22,500	923,400
OJI Paper Co., Ltd.	116,000	532,626
Shin-Etsu Chemical Co., Ltd.	55,260	3,189,591
Showa Denko K.K.	204,000	453,923
Sumitomo Chemical Co., Ltd.	215,000	884,046
Sumitomo Metal Industries Ltd.	459,000	824,535
Sumitomo Metal Mining Co., Ltd.	71,000	931,331
Taiyo Nippon Sanso Corp.	36,000	248,716
Teijin Ltd.	128,000	430,449
Toray Industries, Inc.	200,000	1,537,662
Tosoh Corp.	70,000	193,523
Toyo Seikan Kaisha Ltd.	20,700	275,453
Ube Industries Ltd.	138,000	352,916
Yamato Kogyo Co., Ltd.	5,700	162,194

		21,298,399

Media 0.1%
Dentsu, Inc.	24,700	758,413
Hakuhodo DY Holdings, Inc.	3,180	198,577
Jupiter Telecommunications Co., Ltd.	237	251,130
Toho Co., Ltd.	15,500	277,821

		1,485,941

Pharmaceuticals, Biotechnology & Life Sciences 1.1%
Astellas Pharma, Inc.	60,670	2,460,508
Chugai Pharmaceutical Co., Ltd.	30,500	548,944
Daiichi Sankyo Co., Ltd.	90,600	1,555,907
Dainippon Sumitomo Pharma Co., Ltd.	21,800	218,323
Eisai Co., Ltd.	34,400	1,344,467
Hisamitsu Pharmaceutical Co., Inc.	8,400	373,772
Kyowa Hakko Kirin Co., Ltd.	36,000	378,411
Mitsubishi Tanabe Pharma Corp.	31,000	430,295
Ono Pharmaceutical Co., Ltd.	11,300	639,811
Otsuka Holdings Co., Ltd.	34,300	1,033,721
Santen Pharmaceutical Co., Ltd.	10,100	422,674
Shionogi & Co., Ltd.	41,000	534,787
Taisho Pharmaceutical Holdings Co., Ltd.	5,000	400,145
Takeda Pharmaceutical Co., Ltd.	107,200	4,677,682
Tsumura & Co.	8,200	219,099

		15,238,546

Real Estate 0.8%
Aeon Mall Co., Ltd.	9,900	219,543
Daito Trust Construction Co., Ltd.	9,900	890,288
Daiwa House Industry Co., Ltd.	65,000	838,777
Japan Prime Realty Investment Corp.	93	267,078
Japan Real Estate Investment Corp.	63	558,108
Japan Retail Fund Investment Corp.	256	408,174
Mitsubishi Estate Co., Ltd.	170,502	3,014,193
Mitsui Fudosan Co., Ltd.	113,777	2,084,030
Nippon Building Fund, Inc.	75	712,662
Nomura Real Estate Holdings, Inc.	13,000	227,255
Nomura Real Estate Office Fund, Inc.	37	214,825
Sumitomo Realty & Development Co., Ltd.	49,000	1,168,490
Tokyu Land Corp.	58,000	279,535

		10,882,958

Retailing 0.4%
ABC-Mart, Inc.	3,600	131,097
Fast Retailing Co., Ltd.	7,200	1,608,969
Isetan Mitsukoshi Holdings Ltd.	51,200	557,685
J. Front Retailing Co., Ltd.	66,000	339,120
Marui Group Co., Ltd.	30,000	238,124
Nitori Holdings Co., Ltd.	5,100	469,305
Rakuten, Inc.	1,000	1,115,347
Sanrio Co., Ltd.	6,100	268,124
Shimamura Co., Ltd.	3,000	339,738
Takashimaya Co., Ltd.	36,000	272,881

66 See financial notes

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
USS Co., Ltd.	2,990	303,297
Yamada Denki Co., Ltd.	11,210	727,437

		6,371,124

Semiconductors & Semiconductor Equipment 0.2%
Advantest Corp.	20,400	339,003
Rohm Co., Ltd.	13,200	595,303
Sumco Corp. *	15,800	167,727
Tokyo Electron Ltd.	23,400	1,296,735

		2,398,768

Software & Services 0.4%
Dena Co., Ltd.	13,300	417,339
Gree, Inc. (b)	13,000	351,606
Itochu Techno-Solutions Corp.	3,800	173,383
Konami Corp.	12,700	367,293
Nintendo Co., Ltd.	13,539	1,827,547
Nomura Research Institute Ltd.	13,800	316,598
NTT Data Corp.	172	595,296
Oracle Corp., Japan	5,200	200,850
Otsuka Corp.	2,200	176,937
Square Enix Holdings Co., Ltd.	8,700	170,284
Trend Micro, Inc.	14,500	439,870
Yahoo Japan Corp.	1,984	595,410

		5,632,413

Technology Hardware & Equipment 2.1%
Brother Industries Ltd.	32,200	432,663
Canon, Inc.	153,895	6,975,723
Citizen Holdings Co., Ltd.	36,000	226,088
FUJIFILM Holdings Corp	63,211	1,340,730
Fujitsu Ltd.	254,000	1,234,524
Hamamatsu Photonics K.K.	9,100	361,621
Hirose Electric Co., Ltd.	4,400	460,731
Hitachi High-Technologies Corp.	8,400	211,089
Hitachi Ltd.	611,079	3,892,111
Hoya Corp.	59,407	1,362,625
Ibiden Co., Ltd.	16,500	336,863
Keyence Corp.	6,100	1,439,751
Konica Minolta Holdings, Inc.	65,500	531,411
Kyocera Corp.	20,900	2,037,541
Murata Manufacturing Co., Ltd.	27,474	1,570,129
NEC Corp. *	355,000	640,902
Nippon Electric Glass Co., Ltd.	54,000	436,307
Omron Corp.	27,700	588,507
Ricoh Co., Ltd.	89,000	797,271
Seiko Epson Corp.	17,700	236,127
Shimadzu Corp.	32,000	284,895
TDK Corp.	16,800	877,245
Toshiba Corp.	549,178	2,244,930
Yaskawa Electric Corp.	29,000	252,556
Yokogawa Electric Corp.	29,300	281,241

		29,053,581

Telecommunication Services 0.9%
KDDI Corp.	392	2,566,146
Nippon Telegraph & Telephone Corp.	59,178	2,677,545
NTT DoCoMo, Inc.	2,061	3,519,158
Softbank Corp.	119,700	3,572,622

		12,335,471

Transportation 0.9%
All Nippon Airways Co., Ltd.	114,000	334,581
Central Japan Railway Co.	205	1,701,936
East Japan Railway Co.	45,860	2,853,278
Kamigumi Co., Ltd.	34,000	273,258
Kawasaki Kisen Kaisha Ltd. (b)	99,000	208,529
Keikyu Corp.	64,000	549,433
Keio Corp.	79,000	571,384
Keisei Electric Railway Co., Ltd.	38,000	293,294
Kintetsu Corp. (b)	222,000	783,164
Mitsubishi Logistics Corp.	16,000	175,508
Mitsui O.S.K. Lines, Ltd.	156,000	604,642
Nippon Express Co., Ltd.	116,000	437,900
Nippon Yusen K.K.	209,000	617,811
Odakyu Electric Railway Co., Ltd.	85,000	787,812
Tobu Railway Co., Ltd.	139,000	707,508
Tokyu Corp.	155,000	725,836
West Japan Railway Co.	23,100	949,005
Yamato Holdings Co., Ltd.	54,000	832,598

		13,407,477

Utilities 0.7%
Chubu Electric Power Co., Inc.	93,200	1,526,329
Electric Power Development Co., Ltd.	15,900	439,947
Hokkaido Electric Power Co., Inc.	25,000	351,343
Hokuriku Electric Power Co.	23,000	393,640
Kyushu Electric Power Co., Inc.	55,000	729,555
Osaka Gas Co., Ltd.	256,000	1,035,291
Shikoku Electric Power Co., Inc.	24,900	643,162
The Chugoku Electric Power Co., Inc.	40,500	694,900
The Kansai Electric Power Co., Inc.	102,500	1,486,307
The Tokyo Electric Power Co., Inc. *	193,990	484,300
Toho Gas Co., Ltd.	56,000	337,897
Tohoku Electric Power Co., Inc.	61,500	644,846
Tokyo Gas Co., Ltd.	331,201	1,598,244

		10,365,761

		294,100,875

Netherlands 2.3%

Capital Goods 0.2%
Koninklijke Boskalis Westminster N.V.	9,644	352,279
Koninklijke Philips Electronics N.V. *	135,978	2,706,024

		3,058,303

Commercial & Professional Supplies 0.0%
Randstad Holding N.V.	16,328	565,663

Diversified Financials 0.3%
ING Groep N.V. CVA *	518,676	3,659,195

Energy 0.1%
Fugro N.V. CVA	9,440	690,095
SBM Offshore N.V.	23,355	425,134

		1,115,229

Food & Staples Retailing 0.2%
Koninklijke Ahold N.V.	158,541	2,012,269

Food, Beverage & Tobacco 0.7%
Heineken Holding N.V.	15,080	698,392
Heineken N.V.	35,368	1,934,229

See financial notes 67

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Unilever N.V. CVA	220,395	7,549,476

		10,182,097

Insurance 0.1%
Aegon N.V. *	234,517	1,090,876
Delta Lloyd N.V.	14,000	236,114

		1,326,990

Materials 0.2%
Akzo Nobel N.V. (b)	31,611	1,695,321
Koninklijke DSM N.V.	21,042	1,207,494

		2,902,815

Media 0.1%
Reed Elsevier N.V.	93,858	1,107,613
Wolters Kluwer N.V.	41,162	711,584

		1,819,197

Real Estate 0.0%
Corio N.V.	8,186	366,711

Semiconductors & Semiconductor Equipment 0.2%
ASML Holding N.V.	58,064	2,954,473

Telecommunication Services 0.1%
Koninklijke (Royal) KPN N.V.	201,610	1,810,030

Transportation 0.1%
Koninklijke Vopak N.V.	9,594	618,770
TNT Express N.V.	48,178	585,185

		1,203,955

		32,976,927

New Zealand 0.1%

Consumer Services 0.0%
Sky City Entertainment Group Ltd.	78,727	247,050

Materials 0.0%
Fletcher Building Ltd.	92,592	472,369

Telecommunication Services 0.1%
Telecom Corp. of New Zealand Ltd.	262,628	564,636

Transportation 0.0%
Auckland International Airport Ltd.	126,326	260,947

Utilities 0.0%
Contact Energy Ltd. *	47,421	187,829

		1,732,831

Norway 1.0%

Banks 0.1%
DnB A.S.A. (b)	133,336	1,437,149

Capital Goods 0.1%
Orkla A.S.A.	105,200	772,643

Energy 0.5%
Aker Solutions A.S.A.	22,400	381,478
Seadrill Ltd.	44,800	1,736,986
Statoil A.S.A.	151,111	4,054,667
Subsea 7 S.A. *	38,400	994,519

		7,167,650

Insurance 0.0%
Gjensidige Forsikring A.S.A.	27,290	307,467

Materials 0.2%
Norsk Hydro A.S.A.	127,000	619,279
Yara International A.S.A.	25,600	1,254,914

		1,874,193

Telecommunication Services 0.1%
Telenor A.S.A.	96,838	1,780,017

		13,339,119

Portugal 0.2%

Energy 0.1%
Galp Energia, SGPS, S.A., B Shares	38,642	608,351

Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	30,054	562,444

Materials 0.0%
CIMPOR-Cimentos de Portugal, SGPS, S.A.	27,508	201,232

Telecommunication Services 0.0%
Portugal Telecom, SGPS, S.A. - Reg’d	91,748	493,707

Utilities 0.1%
EDP - Energias de Portugal S.A.	260,423	744,733
EDP Renovaveis S.A. *	29,756	126,820

		871,553

		2,737,287

Singapore 1.8%

Banks 0.6%
DBS Group Holdings Ltd.	246,246	2,766,411
Oversea-Chinese Banking Corp., Ltd.	346,552	2,502,620
United Overseas Bank Ltd.	171,233	2,656,747

		7,925,778

Capital Goods 0.3%
Fraser & Neave Ltd.	125,000	709,399
Keppel Corp., Ltd.	194,800	1,732,693
Noble Group Ltd.	526,000	499,234
SembCorp Industries Ltd.	134,000	544,295
SembCorp Marine Ltd.	114,000	466,453
Singapore Technologies Engineering Ltd.	208,000	505,121
Yangzijiang Shipbuilding Holdings Ltd.	262,000	248,540

		4,705,735

Consumer Services 0.1%
Genting Singapore plc *	836,000	1,164,858

Diversified Financials 0.1%
Singapore Exchange Ltd.	117,000	630,804

Food & Staples Retailing 0.0%
Olam International Ltd.	200,000	364,940

Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	911,000	539,258
Wilmar International Ltd.	262,000	1,025,806

		1,565,064

68 See financial notes

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Media 0.1%
Singapore Press Holdings Ltd.	209,000	669,609

Real Estate 0.2%
Ascendas REIT	242,000	405,974
Capitaland Ltd.	350,000	827,287
CapitaMall Trust REIT	296,000	429,751
CapitaMalls Asia Ltd.	186,000	230,543
City Developments Ltd.	68,000	555,493
Global Logistic Properties Ltd. *	251,000	416,537
Keppel Land Ltd.	102,000	259,693
UOL Group Ltd.	63,000	229,594

		3,354,872

Retailing 0.0%
Jardine Cycle & Carriage Ltd.	15,000	569,767

Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,115,237	2,805,346
StarHub Ltd.	82,000	211,199

		3,016,545

Transportation 0.1%
ComfortDelGro Corp., Ltd.	257,000	317,263
Hutchison Port Holdings Trust	713,000	537,053
Singapore Airlines Ltd.	74,000	638,299

		1,492,615

		25,460,587

Spain 2.5%

Banks 0.9%
Banco Bilbao Vizcaya Argentaria S.A.	625,431	4,232,320
Banco de Sabadell S.A. (b)	151,733	359,241
Banco Popular Espanol S.A. (b)	133,736	427,676
Banco Santander S.A.	1,151,685	7,230,996
Bankia S.A. (b)*	118,206	405,725
Bankinter S.A. (b)	29,071	129,688
CaixaBank (b)	102,935	354,843

		13,140,489

Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A. (b)	19,321	355,390
Ferrovial S.A.	50,044	558,049
Fomento de Construcciones y Contratas S.A.	6,948	118,876
Zardoya Otis S.A.	20,026	245,554

		1,277,869

Energy 0.2%
Repsol YPF S.A.	108,282	2,081,715

Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A. *	78,792	378,300

Insurance 0.0%
Mapfre S.A.	105,052	304,116

Materials 0.0%
Acerinox S.A.	13,607	166,118

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A. *	18,897	475,794

Retailing 0.2%
Industria de Diseno Textil S.A.	29,769	2,683,206

Software & Services 0.1%
Amadeus IT Holding S.A., A Shares	42,751	875,194
Indra Sistemas S.A.	13,438	139,532

		1,014,726

Telecommunication Services 0.6%
Telefonica S.A.	560,486	8,184,638

Transportation 0.1%
Abertis Infraestructuras S.A.	52,942	820,037
International Consolidated Airlines Group S.A. *	126,584	364,156

		1,184,193

Utilities 0.3%
Acciona S.A.	3,469	213,651
Enagas S.A.	24,432	429,234
Gas Natural SDG S.A.	47,360	660,185
Iberdrola S.A.	521,737	2,431,162
Red Electrica Corp. S.A.	14,766	642,861

		4,377,093

		35,268,257

Sweden 3.1%

Banks 0.6%
Nordea Bank AB	355,299	3,144,540
Skandinaviska Enskilda Banken AB, A Shares	192,466	1,296,754
Svenska Handelsbanken AB, A Shares	66,840	2,163,500
Swedbank AB, A Shares	110,454	1,823,332

		8,428,126

Capital Goods 0.9%
Alfa Laval AB	46,070	918,977
Assa Abloy AB, B Shares	42,869	1,247,763
Atlas Copco AB, A Shares	90,253	2,147,705
Atlas Copco AB, B Shares	53,246	1,118,179
Sandvik AB	133,452	2,109,889
Scania AB, B Shares	43,664	892,274
Skanska AB, B Shares	54,571	888,722
SKF AB, B Shares	53,410	1,265,384
Volvo AB, B Shares	189,501	2,629,937

		13,218,830

Commercial & Professional Supplies 0.0%
Securitas AB, B Shares	42,726	391,287

Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	32,815	731,709
Husqvarna AB, B Shares	60,834	350,265

		1,081,974

Diversified Financials 0.2%
Industrivarden AB, C Shares	16,064	245,567
Investor AB, B Shares	62,151	1,239,247
Kinnevik Investment AB, B Shares	28,060	570,752
Ratos AB, B Shares	26,143	305,986

		2,361,552

See financial notes 69

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Energy 0.0%
Lundin Petroleum AB *	30,365	604,423

Food, Beverage & Tobacco 0.1%
Swedish Match AB	29,064	1,183,954

Health Care Equipment & Services 0.1%
Getinge AB, B Shares	27,310	731,812

Materials 0.2%
Boliden AB	37,321	600,153
Holmen AB, B Shares	7,206	191,404
SSAB AB, A Shares	21,354	217,700
Svenska Cellulosa AB, B Shares	78,834	1,249,734

		2,258,991

Media 0.0%
Modern Times Group AB, B Shares	6,648	323,677

Retailing 0.3%
Hennes & Mauritz AB, B Shares *	137,750	4,723,256

Technology Hardware & Equipment 0.3%
Hexagon AB, B Shares	34,580	700,639
Telefonaktiebolaget LM Ericsson, B Shares *	404,543	4,010,419

		4,711,058

Telecommunication Services 0.3%
Millicom International Cellular S.A. SDR	10,418	1,102,649
Tele2 AB, B Shares	43,259	822,921
TeliaSonera AB	295,422	1,967,516

		3,893,086

		43,912,026

Switzerland 8.4%

Capital Goods 0.6%
ABB Ltd. - Reg’d *	296,031	5,394,538
Geberit AG - Reg’d *	5,342	1,129,490
Schindler Holding AG	6,633	858,425
Schindler Holding AG - Reg’d	2,938	375,216
Sulzer AG - Reg’d	3,272	471,232

		8,228,901

Commercial & Professional Supplies 0.1%
Adecco S.A. - Reg’d *	18,078	881,905
SGS S.A. - Reg’d	726	1,403,562

		2,285,467

Consumer Durables & Apparel 0.5%
Compagnie Financiere Richemont S.A., Series A	70,647	4,372,953
The Swatch Group AG - Bearer Shares	4,208	1,944,129
The Swatch Group AG - Reg’d	5,924	473,555

		6,790,637

Diversified Financials 0.8%
Credit Suisse Group AG - Reg’d *	154,492	3,695,280
GAM Holding AG *	26,785	344,337
Julius Baer Group Ltd. *	28,195	1,080,759
Pargesa Holding S.A.	3,688	247,223
Partners Group Holding AG	1,822	346,755
UBS AG - Reg’d *	492,059	6,144,926

		11,859,280

Energy 0.2%
Transocean Ltd.	47,198	2,365,631

Food, Beverage & Tobacco 2.1%
Aryzta AG *	11,530	580,795
Barry Callebaut AG - Reg’d *	247	237,787
Lindt & Spruengli AG	122	397,693
Lindt & Spruengli AG - Reg’d	14	548,314
Nestle S.A. - Reg’d	446,989	27,395,622

		29,160,211

Health Care Equipment & Services 0.2%
Sonova Holding AG - Reg’d *	6,704	740,929
Straumann Holding AG - Reg’d	1,070	177,798
Synthes, Inc. - Reg’d	8,762	1,511,163

		2,429,890

Insurance 0.6%
Baloise Holding AG - Reg’d	6,481	501,915
Swiss Life Holding AG - Reg’d *	4,159	425,414
Swiss Re AG *	47,111	2,958,243
Zurich Financial Services AG *	19,872	4,868,695

		8,754,267

Materials 0.6%
Givaudan S.A. - Reg’d *	1,134	1,100,869
Holcim Ltd. - Reg’d *	33,473	2,087,784
Sika AG	279	591,808
Syngenta AG - Reg’d	12,800	4,488,658

		8,269,119

Pharmaceuticals, Biotechnology & Life Sciences 2.5%
Actelion Ltd. - Reg’d *	15,099	639,411
Lonza Group AG - Reg’d *	6,860	309,533
Novartis AG - Reg’d	316,679	17,485,822
Roche Holding AG	95,297	17,416,527

		35,851,293

Telecommunication Services 0.1%
Swisscom AG - Reg’d	3,130	1,165,655

Transportation 0.1%
Kuehne & Nagel International AG - Reg’d	7,368	895,981

		118,056,332

United Kingdom 22.9%

Automobiles & Components 0.0%
GKN plc	211,927	700,942

Banks 2.8%
Barclays plc	1,563,453	5,535,162
HSBC Holdings plc	2,424,143	21,883,160
Lloyds Banking Group plc *	5,626,694	2,824,273
Royal Bank of Scotland Group plc *	2,424,448	956,455
Standard Chartered plc	322,141	7,874,942

		39,073,992

Capital Goods 0.8%
BAE Systems plc	439,121	2,104,370
Balfour Beatty plc	93,770	397,362
Bunzl plc	45,083	749,060

70 See financial notes

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cobham plc	150,684	554,061
Invensys plc	110,792	399,672
Meggitt plc	106,056	703,294
Rolls-Royce Holdings plc *	255,467	3,415,701
Smiths Group plc	53,553	930,199
The Weir Group plc	28,836	798,229
Wolseley plc	38,877	1,480,109

		11,532,057

Commercial & Professional Supplies 0.5%
Aggreko plc	36,295	1,326,579
Babcock International Group plc	48,999	661,343
Capita Group plc	83,687	901,312
Experian plc	136,944	2,162,926
G4S plc	192,487	873,314
Intertek Group plc	21,852	892,192
Serco Group plc	67,334	593,345

		7,411,011

Consumer Durables & Apparel 0.1%
Burberry Group plc	59,816	1,441,822

Consumer Services 0.4%
Carnival plc	24,999	812,011
Compass Group plc	258,865	2,706,249
InterContinental Hotels Group plc	39,611	944,479
TUI Travel plc	68,649	212,886
Whitbread plc	24,188	756,685

		5,432,310

Diversified Financials 0.2%
3i Group plc	132,467	410,784
ICAP plc	75,860	467,586
Investec plc	73,220	422,278
London Stock Exchange Group plc	20,346	359,223
Man Group plc	257,314	432,289
Schroders plc	15,420	354,904

		2,447,064

Energy 4.6%
AMEC plc	45,327	837,051
BG Group plc	459,872	10,850,760
BP plc	2,572,053	18,580,763
Essar Energy plc *	44,464	105,992
Petrofac Ltd.	35,391	999,417
Royal Dutch Shell plc, A Shares	493,817	17,612,441
Royal Dutch Shell plc, B Shares	360,605	13,196,175
Tullow Oil plc	123,342	3,077,196

		65,259,795

Food & Staples Retailing 0.6%
J. Sainsbury plc	166,478	832,212
Tesco plc	1,080,820	5,569,110
WM Morrison Supermarkets plc	298,735	1,360,665

		7,761,987

Food, Beverage & Tobacco 2.9%
Associated British Foods plc	46,459	919,416
British American Tobacco plc	266,775	13,682,756
Diageo plc	338,960	8,549,674
Imperial Tobacco Group plc	136,631	5,463,930
SABMiller plc	129,195	5,429,867
Tate & Lyle plc	63,775	714,869
Unilever plc	173,177	5,916,068

		40,676,580

Health Care Equipment & Services 0.1%
Smith & Nephew plc	121,818	1,199,075

Household & Personal Products 0.3%
Reckitt Benckiser Group plc	83,848	4,881,074

Insurance 0.9%
Admiral Group plc	27,667	543,748
Aviva plc	390,663	1,955,264
Legal & General Group plc	801,173	1,529,761
Old Mutual plc	645,319	1,549,330
Prudential plc	347,651	4,260,775
Resolution Ltd.	186,246	676,576
RSA Insurance Group plc	480,961	820,076
Standard Life plc	317,684	1,152,875

		12,488,405

Materials 2.8%
Anglo American plc	179,033	6,918,685
Antofagasta plc	52,809	1,016,936
BHP Billiton plc	286,240	9,214,594
Eurasian Natural Resources Corp.	35,143	320,353
Fresnillo plc	24,967	636,139
Glencore International plc (b)	113,353	785,538
Johnson Matthey plc	29,293	1,099,993
Kazakhmys plc	29,214	410,082
Lonmin plc	22,122	375,481
Randgold Resources Ltd.	12,484	1,108,095
Rexam plc	119,663	835,306
Rio Tinto plc	185,805	10,415,253
Vedanta Resources plc	16,318	323,419
Xstrata plc	279,801	5,373,718

		38,833,592

Media 0.6%
British Sky Broadcasting Group plc	154,910	1,704,802
ITV plc	504,142	685,039
Pearson plc	111,151	2,093,616
Reed Elsevier plc	165,989	1,373,567
WPP plc	172,097	2,330,359

		8,187,383

Pharmaceuticals, Biotechnology & Life Sciences 1.9%
AstraZeneca plc	176,485	7,733,819
GlaxoSmithKline plc	683,760	15,795,870
Shire plc	76,749	2,501,451

		26,031,140

Real Estate 0.3%
British Land Co., plc	115,224	915,348
Capital Shopping Centers Group plc	76,214	402,101
Hammerson plc	97,236	659,194
Land Securities Group plc	105,823	1,249,697
Segro plc	101,202	363,179

		3,589,519

Retailing 0.3%
Kingfisher plc	322,595	1,521,344
Marks & Spencer Group plc	216,320	1,253,741
Next plc	23,533	1,119,166

		3,894,251

See financial notes 71

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings plc	184,035	1,557,160

Software & Services 0.1%
The Sage Group plc	180,600	839,081

Telecommunication Services 1.6%
BT Group plc	1,060,708	3,628,095
Inmarsat plc	61,946	442,029
Vodafone Group plc	6,809,854	18,849,399

		22,919,523

Utilities 1.0%
Centrica plc	705,667	3,511,056
International Power plc	208,519	1,410,515
National Grid plc	482,181	5,206,845
Severn Trent plc	32,415	888,954
SSE plc	127,849	2,741,516
United Utilities Group plc	93,029	933,458

		14,692,344

		320,850,107

Total Common Stock
(Cost $1,163,863,477)		1,371,693,600

Preferred Stock 0.6% of net assets

Germany 0.6%

Automobiles & Components 0.4%
Bayerische Motoren Werke AG	7,122	443,388
Porsche Automobil Holding SE	20,894	1,276,524
Volkswagen AG	19,734	3,740,747

		5,460,659

Household & Personal Products 0.2%
Henkel AG & Co. KGaA	24,311	1,809,104

Media 0.0%
ProSiebenSat.1 Media AG	10,450	265,526

Utilities 0.0%
RWE AG	5,322	210,477

		7,745,766

United Kingdom 0.0%

Capital Goods 0.0%
Rolls-Royce Holdings plc, C Shares (a)*	27,079,502	43,947

Total Preferred Stock
(Cost $5,995,172)		7,789,713

Other Investment Company 0.8% of net assets

United States 0.8%
iShares MSCI EAFE Index Fund	210,000	11,287,500

Total Other Investment Company
(Cost $11,327,697)		11,287,500

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.1% of net assets

Time Deposit 0.1%
Bank of America
0.03%, 05/01/12	1,570,310	1,570,310

Total Short-Term Investment
(Cost $1,570,310)		1,570,310

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 3.1% of net assets

Wells Fargo Advantage Government Money Market Fund	43,878,380	43,878,380

Total Collateral Invested for Securities on Loan
(Cost $43,878,380)		43,878,380

End of collateral invested for securities on loan.

At 04/30/12, the tax basis cost of the fund’s investments was $1,188,832,336 and the unrealized appreciation and depreciation were $366,863,082 and ($163,354,295), respectively, with a net unrealized appreciation of $203,508,787.

At 04/30/12, the values of certain foreign securities held by the fund aggregating $1,355,878,319 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2)

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	All or a portion of this security is on loan.

CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

72 See financial notes

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings as of April 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.3%		Common Stock	1,581,799,924	1,826,786,531
0.3%		Other Investment Company	5,974,881	5,974,881
0.1%		Short-Term Investments	1,924,823	1,924,823

99.7%		Total Investments	1,589,699,628	1,834,686,235
0.9%		Collateral Invested for Securities on Loan	16,972,883	16,972,883
(0	.6)%	Other Assets and Liabilities, Net		(11,229,236)

100.0%		Net Assets		1,840,429,882

	Number	Value
Security	of Shares	($)

Common Stock 99.3% of net assets

Automobiles & Components 1.3%
Autoliv, Inc.	12,300	771,702
BorgWarner, Inc. *	6,750	533,520
Cooper Tire & Rubber Co.	15,400	230,230
Dana Holding Corp.	38,500	562,870
Exide Technologies *	95,600	275,328
Ford Motor Co.	680,374	7,674,619
General Motors Co. *	148,400	3,413,200
Gentex Corp.	9,600	210,912
Harley-Davidson, Inc.	23,660	1,238,128
Johnson Controls, Inc.	98,810	3,158,956
Lear Corp.	24,100	1,000,150
Tenneco, Inc. *	11,660	359,478
The Goodyear Tire & Rubber Co. *	123,390	1,354,822
TRW Automotive Holdings Corp. *	32,350	1,478,718
Visteon Corp. *	14,000	702,380

		22,965,013

Banks 4.0%
Associated Banc-Corp.	39,760	530,001
Astoria Financial Corp.	36,355	352,280
BancorpSouth, Inc.	22,445	302,334
Bank of Hawaii Corp.	7,020	343,208
BB&T Corp.	134,975	4,324,599
CapitalSource, Inc.	91,400	589,530
CIT Group, Inc. *	24,900	942,465
City National Corp.	8,420	448,449
Comerica, Inc.	43,600	1,396,072
Commerce Bancshares, Inc.	10,849	435,045
Cullen/Frost Bankers, Inc.	7,400	436,304
East West Bancorp, Inc.	12,300	280,071
F.N.B. Corp.	19,900	225,865
Fifth Third Bancorp	189,890	2,702,135
First Horizon National Corp.	60,266	553,242
First Niagara Financial Group, Inc.	39,700	354,918
First Republic Bank *	9,400	310,482
FirstMerit Corp.	20,325	341,460
Fulton Financial Corp.	35,980	377,430
Hudson City Bancorp, Inc.	158,690	1,120,351
Huntington Bancshares, Inc.	188,027	1,257,901
KeyCorp	246,190	1,979,368
M&T Bank Corp.	20,086	1,732,819
MGIC Investment Corp. *	50,700	175,422
New York Community Bancorp, Inc.	90,065	1,214,977
People’s United Financial, Inc.	58,352	720,064
PNC Financial Services Group, Inc.	82,545	5,474,384
Popular, Inc. *	431,180	767,500
Regions Financial Corp.	503,925	3,396,454
SunTrust Banks, Inc.	163,660	3,973,665
Susquehanna Bancshares, Inc.	31,100	322,507
SVB Financial Group *	3,800	243,542
Synovus Financial Corp.	289,710	608,391
TCF Financial Corp.	40,065	459,546
Trustmark Corp.	10,600	269,770
U.S. Bancorp	275,100	8,849,967
Valley National Bancorp	22,044	277,754
Washington Federal, Inc.	18,250	320,105
Webster Financial Corp.	13,425	305,150
Wells Fargo & Co.	723,425	24,184,098
Zions Bancorp	53,235	1,085,462

		73,985,087

Capital Goods 8.5%
3M Co.	71,075	6,351,262
Acuity Brands, Inc.	3,720	206,720
AECOM Technology Corp. *	24,200	534,094
AerCap Holdings N.V. *	21,400	247,812
AGCO Corp. *	15,440	719,041
Alliant Techsystems, Inc.	9,120	486,096
AMETEK, Inc.	7,765	390,812
Armstrong World Industries, Inc.	4,900	215,796
BE Aerospace, Inc. *	7,600	357,428
Briggs & Stratton Corp.	14,235	257,654
Carlisle Cos., Inc.	6,850	377,161
Caterpillar, Inc.	50,545	5,194,510
Cooper Industries plc	15,470	967,958
Crane Co.	8,295	366,058
Cummins, Inc.	11,784	1,364,941
Curtiss-Wright Corp.	6,200	218,798
Danaher Corp.	39,100	2,120,002
Deere & Co.	36,886	3,037,931
Donaldson Co., Inc.	7,000	242,620
Dover Corp.	19,875	1,245,368
Eaton Corp.	39,020	1,879,984
EMCOR Group, Inc.	18,440	540,661

See financial notes 1

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Emerson Electric Co.	85,150	4,473,781
EnerSys *	7,500	262,125
Esterline Technologies Corp. *	4,100	280,809
Exelis, Inc.	82,355	949,553
Fastenal Co.	8,640	404,525
Flowserve Corp.	4,425	508,565
Fluor Corp.	25,540	1,474,935
Fortune Brands Home & Security, Inc. *	16,000	363,840
Foster Wheeler AG *	21,570	496,110
Gardner Denver, Inc.	3,500	227,990
GATX Corp.	7,835	335,886
General Cable Corp. *	17,000	500,480
General Dynamics Corp.	55,725	3,761,437
General Electric Co.	2,033,625	39,818,377
Goodrich Corp.	7,955	998,034
GrafTech International Ltd. *	18,800	220,712
Granite Construction, Inc.	8,200	228,288
Harsco Corp.	22,435	500,301
Honeywell International, Inc.	79,240	4,806,698
Hubbell, Inc., Class B	5,130	411,631
Huntington Ingalls Industries, Inc. *	17,315	683,077
IDEX Corp.	6,900	298,839
Illinois Tool Works, Inc.	54,270	3,114,013
Ingersoll-Rand plc	42,942	1,825,894
ITT Corp.	56,327	1,265,104
Jacobs Engineering Group, Inc. *	23,540	1,031,758
Joy Global, Inc.	5,700	403,389
KBR, Inc.	20,300	687,358
Kennametal, Inc.	6,840	288,853
L-3 Communications Holdings, Inc.	26,835	1,973,446
Lennox International, Inc.	7,835	340,039
Lincoln Electric Holdings, Inc.	6,700	328,367
Lockheed Martin Corp.	54,935	4,973,815
Masco Corp.	107,250	1,413,555
Meritor, Inc. *	42,935	279,507
Moog, Inc., Class A *	5,900	249,393
Mueller Industries, Inc.	4,800	219,408
Navistar International Corp. *	25,700	872,515
Northrop Grumman Corp.	68,995	4,366,004
Oshkosh Corp. *	25,220	575,773
Owens Corning *	28,750	987,563
PACCAR, Inc.	46,442	1,995,148
Pall Corp.	6,140	366,005
Parker Hannifin Corp.	15,917	1,395,762
Pentair, Inc.	12,550	543,917
Precision Castparts Corp.	7,416	1,307,960
Quanta Services, Inc. *	27,800	614,936
Raytheon Co.	65,410	3,541,297
Regal-Beloit Corp.	4,100	277,324
Rockwell Automation, Inc.	10,150	785,001
Rockwell Collins, Inc.	12,630	705,891
Roper Industries, Inc.	5,000	509,500
Snap-on, Inc.	6,730	420,894
Spirit AeroSystems Holdings, Inc., Class A *	16,500	412,500
SPX Corp.	7,835	601,571
Stanley Black & Decker, Inc.	15,303	1,119,567
Teledyne Technologies, Inc. *	3,900	252,018
Terex Corp. *	29,625	670,710
Textron, Inc.	51,220	1,364,501
The Babcock & Wilcox Co. *	13,400	329,640
The Boeing Co.	86,740	6,661,632
The Manitowoc Co., Inc.	20,300	281,155
The Shaw Group, Inc. *	20,240	612,665
The Timken Co.	10,565	597,028
Thomas & Betts Corp. *	5,000	359,550
TransDigm Group, Inc. *	3,400	428,808
Trinity Industries, Inc.	12,325	364,820
Triumph Group, Inc.	3,700	232,434
Tutor Perini Corp. *	20,200	307,242
Tyco International Ltd.	65,465	3,674,550
United Rentals, Inc. (c)*	12,000	560,160
United Technologies Corp.	97,815	7,985,617
URS Corp.	21,693	896,138
USG Corp. (c)*	21,625	390,331
W.W. Grainger, Inc.	4,135	859,336
WESCO International, Inc. *	6,100	404,979
Xylem, Inc.	21,455	598,165

		156,953,206

Commercial & Professional Supplies 0.8%
ABM Industries, Inc.	11,300	263,064
Avery Dennison Corp.	27,550	881,049
Cintas Corp.	15,450	605,177
Copart, Inc. *	9,000	237,690
Corrections Corp. of America *	14,290	412,838
Covanta Holding Corp.	15,315	245,806
Deluxe Corp.	10,645	253,457
Equifax, Inc.	9,130	418,337
FTI Consulting, Inc. *	6,400	232,576
HNI Corp.	9,320	224,798
Iron Mountain, Inc.	15,455	469,368
Kelly Services, Inc., Class A	17,840	249,582
Manpower, Inc.	28,790	1,226,454
Nielsen Holdings N.V. *	12,700	371,094
Pitney Bowes, Inc. (c)	63,905	1,094,693
Quad Graphics, Inc. (c)	17,200	231,168
R.R. Donnelley & Sons Co. (c)	102,640	1,284,026
Republic Services, Inc.	50,824	1,391,053
Robert Half International, Inc.	14,910	444,318
Steelcase, Inc., Class A	29,300	253,152
Stericycle, Inc. *	3,100	268,460
The Brink’s Co.	10,920	277,368
The Dun & Bradstreet Corp.	3,500	272,230
United Stationers, Inc.	14,350	406,966
Waste Connections, Inc.	6,900	222,387
Waste Management, Inc.	80,455	2,751,561

		14,988,672

Consumer Durables & Apparel 1.0%
Brunswick Corp.	12,270	322,578
Carter’s, Inc. *	4,500	244,350
Coach, Inc.	7,475	546,871
D.R. Horton, Inc.	66,090	1,080,571
Fossil, Inc. *	2,200	287,474
Garmin Ltd.	13,070	615,989
Hanesbrands, Inc. *	16,400	462,808
Harman International Industries, Inc.	6,420	318,304

2 See financial notes

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hasbro, Inc.	17,365	637,990
Jarden Corp.	13,777	577,670
KB Home (c)	30,260	262,657
Leggett & Platt, Inc.	27,720	603,464
Lennar Corp., Class A	22,000	610,280
Mattel, Inc.	35,035	1,177,176
Mohawk Industries, Inc. *	14,935	1,000,944
Newell Rubbermaid, Inc.	53,850	980,070
NIKE, Inc., Class B	17,428	1,949,670
NVR, Inc. *	903	707,898
Polaris Industries, Inc.	3,800	301,872
PulteGroup, Inc. *	57,452	565,328
PVH Corp.	4,300	381,840
Ralph Lauren Corp.	2,720	468,574
The Jones Group, Inc.	36,775	412,616
The Warnaco Group, Inc. *	4,700	248,912
Toll Brothers, Inc. *	17,995	457,073
Tupperware Brands Corp.	5,000	311,450
VF Corp.	9,145	1,390,497
Whirlpool Corp.	22,855	1,463,177

		18,388,103

Consumer Services 1.3%
Apollo Group, Inc., Class A *	15,650	551,193
Boyd Gaming Corp. *	30,225	232,430
Brinker International, Inc.	13,955	439,164
Career Education Corp. *	33,035	235,540
Carnival Corp.	46,745	1,518,745
Chipotle Mexican Grill, Inc. *	600	248,490
Darden Restaurants, Inc.	16,745	838,590
Domino’s Pizza, Inc.	10,700	404,567
H&R Block, Inc.	45,465	668,335
Hyatt Hotels Corp., Class A *	5,300	228,059
International Game Technology	42,655	664,565
Jack in the Box, Inc. *	11,540	262,189
Las Vegas Sands Corp.	8,870	492,196
Marriott International, Inc., Class A	31,389	1,226,996
McDonald’s Corp.	72,880	7,102,156
MGM Resorts International *	73,415	985,229
Penn National Gaming, Inc. *	11,740	528,065
Regis Corp.	14,775	271,121
Royal Caribbean Cruises Ltd.	32,505	889,662
Service Corp. International	32,600	377,508
Starbucks Corp.	24,490	1,405,236
Starwood Hotels & Resorts Worldwide, Inc.	17,270	1,022,384
The Wendy’s Co.	71,600	348,692
Wyndham Worldwide Corp.	14,540	731,944
Wynn Resorts Ltd.	6,000	800,400
Yum! Brands, Inc.	26,330	1,914,981

		24,388,437

Diversified Financials 9.5%
Affiliated Managers Group, Inc. *	3,300	374,946
American Express Co.	120,725	7,268,852
Ameriprise Financial, Inc.	30,000	1,626,300
Bank of America Corp.	5,306,960	43,039,446
BlackRock, Inc.	9,300	1,781,694
Capital One Financial Corp.	94,410	5,237,867
Citigroup, Inc.	959,133	31,689,754
CME Group, Inc.	7,820	2,078,712
Discover Financial Services	55,722	1,888,976
E*TRADE Financial Corp. *	74,697	794,029
Eaton Vance Corp.	9,400	247,220
Federated Investors, Inc., Class B (c)	22,630	499,670
Franklin Resources, Inc.	12,340	1,548,793
Interactive Brokers Group, Inc., Class A	21,900	332,223
IntercontinentalExchange, Inc. *	3,000	399,120
Invesco Ltd.	25,800	640,872
Jefferies Group, Inc.	15,500	246,915
JPMorgan Chase & Co.	828,442	35,606,437
Knight Capital Group, Inc., Class A *	20,200	265,428
Legg Mason, Inc.	32,320	842,582
Leucadia National Corp.	14,900	370,414
Moody’s Corp.	12,670	518,837
Morgan Stanley	348,135	6,015,773
MSCI, Inc., Class A *	10,100	369,559
Northern Trust Corp.	34,660	1,649,469
NYSE Euronext	44,620	1,148,965
PHH Corp. *	49,390	765,545
Raymond James Financial, Inc.	13,435	491,990
SEI Investments Co.	11,400	230,166
SLM Corp.	75,835	1,124,633
State Street Corp.	67,536	3,121,514
T. Rowe Price Group, Inc.	15,145	955,877
TD Ameritrade Holding Corp.	38,970	732,246
The Bank of New York Mellon Corp.	224,752	5,315,385
The Charles Schwab Corp. (b)	141,215	2,019,375
The Goldman Sachs Group, Inc.	109,211	12,575,647
The NASDAQ OMX Group, Inc. *	29,330	720,638
Waddell & Reed Financial, Inc., Class A	7,200	230,256

		174,766,125

Energy 11.4%
Alpha Natural Resources, Inc. *	27,572	444,736
Anadarko Petroleum Corp.	43,215	3,163,770
Apache Corp.	34,420	3,302,255
Arch Coal, Inc.	36,100	352,336
Atwood Oceanics, Inc. *	4,800	212,784
Baker Hughes, Inc.	49,649	2,190,017
Bill Barrett Corp. *	7,700	184,646
Bristow Group, Inc.	5,600	273,560
Cabot Oil & Gas Corp.	8,200	288,148
Cameron International Corp. *	17,680	906,100
Chesapeake Energy Corp.	106,920	1,971,605
Chevron Corp.	312,805	33,332,501
Cimarex Energy Co.	5,645	390,126
Concho Resources, Inc. *	3,000	321,540
ConocoPhillips	320,510	22,958,131
CONSOL Energy, Inc.	20,235	672,611
CVR Energy, Inc. *	10,200	309,672
Denbury Resources, Inc. *	32,500	618,800
Devon Energy Corp.	49,340	3,446,399
Diamond Offshore Drilling, Inc.	16,020	1,098,171
Dresser-Rand Group, Inc. *	6,000	292,080

See financial notes 3

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
El Paso Corp.	47,320	1,403,984
Energen Corp.	8,310	435,278
EOG Resources, Inc.	15,950	1,751,470
EQT Corp.	11,180	556,988
EXCO Resources, Inc. (c)	31,200	229,008
Exterran Holdings, Inc. *	34,100	460,691
Exxon Mobil Corp.	647,284	55,886,501
FMC Technologies, Inc. *	10,580	497,260
Forest Oil Corp. *	29,150	388,278
Halliburton Co.	81,965	2,804,842
Helix Energy Solutions Group, Inc. *	21,100	430,651
Helmerich & Payne, Inc.	7,895	405,724
Hess Corp.	64,950	3,386,493
HollyFrontier Corp.	13,002	400,722
Key Energy Services, Inc. *	16,200	205,092
Kinder Morgan, Inc. (c)	8,000	287,200
Marathon Oil Corp.	222,890	6,539,593
Marathon Petroleum Corp.	110,095	4,581,053
McDermott International, Inc. *	42,810	483,753
Murphy Oil Corp.	37,375	2,054,504
Nabors Industries Ltd. *	59,400	989,010
National Oilwell Varco, Inc.	29,823	2,259,390
Newfield Exploration Co. *	21,300	764,670
Noble Corp. *	31,520	1,199,651
Noble Energy, Inc.	12,835	1,274,772
Occidental Petroleum Corp.	68,570	6,254,955
Oceaneering International, Inc.	6,600	340,758
Oil States International, Inc. *	5,100	405,858
Overseas Shipholding Group, Inc. (c)	38,220	447,174
Patterson-UTI Energy, Inc.	25,800	417,186
Peabody Energy Corp.	28,645	891,146
Pioneer Natural Resources Co.	5,550	642,801
Plains Exploration & Production Co. *	14,900	608,665
QEP Resources, Inc.	16,550	509,906
Range Resources Corp.	5,500	366,630
Rowan Cos., Inc. *	14,900	514,497
SandRidge Energy, Inc. *	38,800	310,012
Schlumberger Ltd.	86,200	6,390,868
SEACOR Holdings, Inc. *	4,100	381,013
SemGroup Corp., Class A *	8,900	283,020
Ship Finance International Ltd. (c)	17,118	237,084
SM Energy Co.	3,200	211,552
Southwestern Energy Co. *	20,540	648,653
Spectra Energy Corp.	74,060	2,276,604
Sunoco, Inc.	64,580	3,183,148
Superior Energy Services, Inc. *	12,900	347,268
Targa Resources Corp.	6,300	302,967
Teekay Corp.	14,240	514,064
Tesoro Corp. *	58,560	1,361,520
The Williams Cos., Inc.	73,475	2,500,354
Tidewater, Inc.	6,720	369,802
Ultra Petroleum Corp. *	11,700	231,192
Unit Corp. *	8,210	346,873
USEC, Inc. (c)*	196,400	165,290
Valero Energy Corp.	277,525	6,854,868
Weatherford International Ltd. *	133,890	1,910,610
Western Refining, Inc.	18,750	357,188
Whiting Petroleum Corp. *	7,800	446,160
World Fuel Services Corp.	17,900	788,674
WPX Energy, Inc. *	64,958	1,141,312

		209,366,238

Food & Staples Retailing 3.4%
Casey’s General Stores, Inc.	6,112	344,411
Costco Wholesale Corp.	56,915	5,018,196
CVS Caremark Corp.	185,335	8,269,648
Harris Teeter Supermarkets, Inc.	5,835	221,555
Nash Finch Co.	9,530	239,203
Rite Aid Corp. *	811,000	1,175,950
Safeway, Inc. (c)	143,840	2,924,267
SUPERVALU, Inc. (c)	405,420	2,408,195
Sysco Corp.	111,040	3,209,056
The Kroger Co.	210,920	4,908,108
The Pantry, Inc. *	25,520	325,635
United Natural Foods, Inc. *	6,400	315,456
Wal-Mart Stores, Inc.	460,025	27,100,073
Walgreen Co.	159,770	5,601,536
Whole Foods Market, Inc.	9,800	814,086

		62,875,375

Food, Beverage & Tobacco 5.1%
Altria Group, Inc.	387,380	12,477,510
Archer-Daniels-Midland Co.	153,505	4,732,559
Brown-Forman Corp., Class B	5,700	492,195
Bunge Ltd.	46,375	2,991,187
Campbell Soup Co.	30,130	1,019,298
Central European Distribution Corp. (c)*	57,600	281,088
Chiquita Brands International, Inc. *	25,700	218,450
Coca-Cola Enterprises, Inc.	96,095	2,894,381
ConAgra Foods, Inc.	71,505	1,846,259
Constellation Brands, Inc., Class A *	28,505	615,708
Corn Products International, Inc.	8,100	462,186
Cosan Ltd., Class A	23,200	321,088
Dean Foods Co. *	139,890	1,717,849
Dole Food Co., Inc. (c)*	25,300	214,544
Dr Pepper Snapple Group, Inc.	20,600	835,948
Flowers Foods, Inc.	18,050	387,173
Fresh Del Monte Produce, Inc.	10,440	241,895
General Mills, Inc.	74,110	2,882,138
H.J. Heinz Co.	38,275	2,040,440
Hormel Foods Corp.	20,020	581,781
Kellogg Co.	32,180	1,627,343
Kraft Foods, Inc., Class A	231,092	9,213,638
Lorillard, Inc.	15,018	2,031,785
McCormick & Co., Inc. - Non Voting Shares	9,840	550,154
Mead Johnson Nutrition Co.	7,500	641,700
Molson Coors Brewing Co., Class B	22,680	943,034
PepsiCo, Inc.	160,208	10,573,728
Philip Morris International, Inc.	98,520	8,818,525
Ralcorp Holdings, Inc. *	7,400	538,794
Reynolds American, Inc.	56,850	2,321,185
Sara Lee Corp.	77,850	1,715,814
Smithfield Foods, Inc. *	48,706	1,020,878

4 See financial notes

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Coca-Cola Co.	168,665	12,872,513
The Hershey Co.	11,650	780,667
The JM Smucker Co.	13,025	1,037,181
Tyson Foods, Inc., Class A	83,480	1,523,510
Universal Corp.	6,720	307,978

		93,772,104

Health Care Equipment & Services 4.2%
Aetna, Inc.	61,260	2,697,890
Alere, Inc. *	14,000	334,460
AMERIGROUP Corp. *	6,600	407,616
AmerisourceBergen Corp.	98,040	3,648,068
Baxter International, Inc.	46,860	2,596,513
Becton, Dickinson & Co.	22,355	1,753,750
Boston Scientific Corp. *	363,665	2,276,543
Brookdale Senior Living, Inc. *	14,400	273,744
C.R. Bard, Inc.	5,300	524,488
Cardinal Health, Inc.	125,220	5,293,049
CareFusion Corp. *	33,310	863,062
Catalyst Health Solutions, Inc. *	3,500	302,295
Centene Corp. *	6,300	249,417
Cerner Corp. *	5,510	446,806
Cigna Corp.	40,309	1,863,485
Community Health Systems, Inc. *	47,750	1,162,235
Coventry Health Care, Inc.	41,850	1,255,082
Covidien plc	40,570	2,240,681
DaVita, Inc. *	10,080	892,886
DENTSPLY International, Inc.	9,435	387,401
Edwards Lifesciences Corp. *	3,800	315,286
Express Scripts Holding Co. *	45,140	2,518,361
HCA Holdings, Inc.	60,800	1,636,736
Health Management Associates, Inc., Class A *	58,095	418,284
Health Net, Inc. *	31,670	1,127,769
Henry Schein, Inc. *	10,030	769,702
Hill-Rom Holdings, Inc.	8,200	266,090
Hologic, Inc. *	21,400	409,168
Humana, Inc.	32,540	2,625,327
Intuitive Surgical, Inc. *	700	404,740
Kindred Healthcare, Inc. *	39,700	382,708
Laboratory Corp. of America Holdings *	9,230	811,225
LifePoint Hospitals, Inc. *	12,530	488,921
Lincare Holdings, Inc.	9,902	241,609
Magellan Health Services, Inc. *	6,400	283,392
McKesson Corp.	69,700	6,371,277
MEDNAX, Inc. *	3,800	266,912
Medtronic, Inc.	116,665	4,456,603
Omnicare, Inc.	20,010	697,148
Owens & Minor, Inc.	15,502	453,279
Patterson Cos., Inc.	11,175	380,956
Quest Diagnostics, Inc.	18,455	1,064,669
St. Jude Medical, Inc.	25,260	978,067
STERIS Corp.	7,400	232,434
Stryker Corp.	20,645	1,126,598
Teleflex, Inc.	6,220	389,807
Tenet Healthcare Corp. *	161,075	835,979
UnitedHealth Group, Inc.	137,775	7,736,066
Universal American Corp.	24,200	222,156
Universal Health Services, Inc., Class B	10,950	467,675
Varian Medical Systems, Inc. *	5,920	375,446
VCA Antech, Inc. *	11,200	264,992
WellCare Health Plans, Inc. *	6,500	397,670
WellPoint, Inc.	120,870	8,197,403
Zimmer Holdings, Inc.	12,440	782,849

		77,866,775

Household & Personal Products 1.7%
Avon Products, Inc.	78,825	1,702,620
Church & Dwight Co., Inc.	7,900	401,320
Colgate-Palmolive Co.	33,930	3,357,034
Energizer Holdings, Inc. *	8,520	607,732
Herbalife Ltd.	4,500	316,440
Kimberly-Clark Corp.	52,620	4,129,091
The Clorox Co.	13,620	954,762
The Estee Lauder Cos., Inc., Class A	9,020	589,457
The Procter & Gamble Co.	294,195	18,722,570

		30,781,026

Insurance 5.8%
ACE Ltd.	50,400	3,828,888
Aflac, Inc.	62,640	2,821,306
Alleghany Corp. *	818	280,492
Allied World Assurance Co. Holdings AG	6,940	499,402
Alterra Capital Holdings Ltd.	18,600	445,098
American Financial Group, Inc.	10,740	418,001
American International Group, Inc. *	88,280	3,004,168
Aon plc	32,536	1,685,365
Arch Capital Group Ltd. *	21,875	859,250
Arthur J. Gallagher & Co.	12,440	467,246
Aspen Insurance Holdings Ltd.	18,025	510,468
Assurant, Inc.	24,655	994,583
Assured Guaranty Ltd.	20,500	290,690
Axis Capital Holdings Ltd.	28,350	964,467
Berkshire Hathaway, Inc., Class A *	101	12,200,800
Berkshire Hathaway, Inc., Class B *	151,411	12,181,015
Brown & Brown, Inc.	12,400	334,428
Cincinnati Financial Corp.	32,780	1,167,624
CNO Financial Group, Inc. *	118,800	863,676
Delphi Financial Group, Inc., Class A	5,500	249,810
Endurance Specialty Holdings Ltd.	12,330	495,419
Erie Indemnity Co., Class A	4,325	332,593
Everest Re Group Ltd.	11,725	1,161,947
Fidelity National Financial, Inc., Class A	56,525	1,089,237
First American Financial Corp.	26,400	442,200
Genworth Financial, Inc., Class A *	213,700	1,284,337
Hartford Financial Services Group, Inc.	213,810	4,393,795
HCC Insurance Holdings, Inc.	17,635	563,615

See financial notes 5

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Kemper Corp.	15,450	463,345
Lincoln National Corp.	83,380	2,065,323
Loews Corp.	81,082	3,334,903
Markel Corp. *	1,313	578,088
Marsh & McLennan Cos., Inc.	62,550	2,092,297
MBIA, Inc. (c)*	23,310	234,965
Mercury General Corp.	6,030	272,496
MetLife, Inc.	145,005	5,224,530
Montpelier Re Holdings Ltd.	14,580	299,182
Old Republic International Corp.	62,960	626,452
PartnerRe Ltd.	18,230	1,269,173
Platinum Underwriters Holdings Ltd.	8,400	307,608
Primerica, Inc.	11,700	306,891
Principal Financial Group, Inc.	64,985	1,798,135
ProAssurance Corp.	3,400	299,506
Protective Life Corp.	21,865	639,770
Prudential Financial, Inc.	88,240	5,342,050
Reinsurance Group of America, Inc.	14,000	813,960
RenaissanceRe Holdings Ltd.	7,925	618,625
Selective Insurance Group, Inc.	13,300	232,617
StanCorp Financial Group, Inc.	10,425	400,112
Symetra Financial Corp.	32,000	389,120
The Allstate Corp.	149,755	4,991,334
The Chubb Corp.	49,175	3,593,217
The Hanover Insurance Group, Inc.	9,930	400,775
The Progressive Corp.	110,845	2,360,998
The Travelers Cos., Inc.	115,195	7,409,342
Torchmark Corp.	16,510	804,202
Unum Group	69,425	1,648,149
Validus Holdings Ltd.	16,100	523,250
W. R. Berkley Corp.	20,560	774,290
White Mountains Insurance Group Ltd.	1,429	747,367
Willis Group Holdings plc	20,445	745,425
XL Group plc	82,785	1,780,705

		107,218,122

Materials 3.8%
AbitibiBowater, Inc. *	35,500	470,375
Air Products & Chemicals, Inc.	22,075	1,887,192
Airgas, Inc.	4,900	449,036
AK Steel Holding Corp. (c)	57,445	426,242
Albemarle Corp.	5,600	365,680
Alcoa, Inc.	352,705	3,431,820
Allegheny Technologies, Inc.	14,411	618,808
AptarGroup, Inc.	5,900	321,609
Ashland, Inc.	16,935	1,115,508
Ball Corp.	17,680	738,317
Bemis Co., Inc.	18,155	588,040
Cabot Corp.	8,530	367,899
Celanese Corp., Series A	12,600	610,596
CF Industries Holdings, Inc.	3,471	670,111
Chemtura Corp. *	22,300	379,546
Cliffs Natural Resources, Inc.	10,300	641,278
Coeur d’Alene Mines Corp. *	7,900	170,245
Commercial Metals Co.	45,045	665,765
Crown Holdings, Inc. *	21,120	781,018
Cytec Industries, Inc.	6,120	389,048
Domtar Corp.	7,191	629,069
E.I. du Pont de Nemours & Co.	104,845	5,605,014
Eastman Chemical Co.	15,620	843,011
Ecolab, Inc.	14,991	954,777
FMC Corp.	4,040	446,218
Freeport-McMoran Copper & Gold, Inc.	103,270	3,955,241
Greif, Inc.	1,500	81,675
Greif, Inc., Class A	4,012	215,204
Huntsman Corp.	46,415	657,236
International Flavors & Fragrances, Inc.	7,235	435,619
International Paper Co.	83,495	2,781,218
LyondellBasell Industries N.V., Class A	68,300	2,853,574
Martin Marietta Materials, Inc.	4,710	390,365
MeadWestvaco Corp.	33,440	1,064,061
Monsanto Co.	32,895	2,505,941
Newmont Mining Corp.	39,810	1,896,946
Nucor Corp.	63,880	2,504,735
Olin Corp.	12,955	271,537
OM Group, Inc. *	8,300	200,196
Owens-Illinois, Inc. *	46,645	1,084,496
Packaging Corp. of America	14,145	412,893
PolyOne Corp.	17,100	237,006
PPG Industries, Inc.	21,600	2,273,184
Praxair, Inc.	21,270	2,460,939
Reliance Steel & Aluminum Co.	12,720	710,921
Rock-Tenn Co., Class A	4,372	272,507
Rockwood Holdings, Inc. *	8,700	481,458
RPM International, Inc.	20,865	554,383
Sealed Air Corp.	32,775	628,624
Sensient Technologies Corp.	6,300	234,045
Sigma-Aldrich Corp.	6,730	477,157
Silgan Holdings, Inc.	5,540	243,040
Solutia, Inc.	10,100	286,234
Sonoco Products Co.	17,455	578,284
Southern Copper Corp.	35,222	1,158,099
Steel Dynamics, Inc.	43,950	561,241
The Dow Chemical Co.	208,800	7,074,144
The Mosaic Co.	23,310	1,231,234
The Scotts Miracle-Gro Co., Class A	8,020	420,248
The Sherwin-Williams Co.	9,945	1,196,185
The Valspar Corp.	9,350	478,253
United States Steel Corp. (c)	54,395	1,541,010
Vulcan Materials Co.	19,223	822,937
W.R. Grace & Co. *	5,100	304,011
Walter Energy, Inc.	3,600	238,716
Worthington Industries, Inc.	15,865	283,032

		69,624,051

Media 3.1%
Cablevision Systems Corp., Class A	54,465	807,171
CBS Corp., Class B - Non Voting Shares	82,490	2,751,041
Charter Communications, Inc., Class A *	24,500	1,481,515
Cinemark Holdings, Inc.	15,200	348,992
Comcast Corp., Class A	230,540	6,992,278

6 See financial notes

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Comcast Corp., Special Class A	68,920	2,055,884
Dex One Corp. (c)*	161,300	156,138
DIRECTV, Class A *	63,040	3,105,981
Discovery Communications, Inc., Class A *	7,667	417,238
Discovery Communications, Inc., Class C *	7,407	368,054
DISH Network Corp., Class A	25,870	827,064
Gannett Co., Inc.	83,830	1,158,531
John Wiley & Sons, Inc., Class A	4,900	221,431
Lamar Advertising Co., Class A *	11,120	353,838
Liberty Global, Inc., Series A *	20,410	1,016,622
Liberty Global, Inc., Series C *	17,470	837,337
Liberty Media Corp. - Liberty Capital, Class A *	2,965	259,260
Live Nation Entertainment, Inc. *	44,114	399,673
News Corp., Class A	169,620	3,324,552
News Corp., Class B	62,690	1,243,770
Omnicom Group, Inc.	33,804	1,734,483
Regal Entertainment Group, Class A	41,085	559,167
Scripps Networks Interactive, Class A	5,300	266,166
The Interpublic Group of Cos., Inc.	66,305	783,062
The McGraw-Hill Cos., Inc.	29,780	1,464,283
The New York Times Co., Class A *	56,100	353,991
The Walt Disney Co.	173,650	7,486,051
The Washington Post Co., Class B (c)	1,063	401,995
Time Warner Cable, Inc.	39,509	3,178,499
Time Warner, Inc.	219,788	8,233,258
Valassis Communications, Inc. *	9,600	192,000
Viacom Inc., Class B	51,100	2,370,529
Virgin Media, Inc.	43,610	1,071,062

		56,220,916

Pharmaceuticals, Biotechnology & Life Sciences 5.9%
Abbott Laboratories	153,690	9,538,001
Agilent Technologies, Inc.	18,405	776,323
Allergan, Inc.	9,630	924,480
Amgen, Inc.	77,455	5,507,825
Biogen Idec, Inc. *	11,450	1,534,415
Bristol-Myers Squibb Co.	222,850	7,436,504
Celgene Corp. *	12,600	918,792
Charles River Laboratories International, Inc. *	6,420	228,103
Covance, Inc. *	6,620	309,551
Eli Lilly & Co.	177,355	7,340,723
Endo Pharmaceuticals Holdings, Inc. *	10,500	368,970
Forest Laboratories, Inc. *	35,255	1,227,932
Gilead Sciences, Inc. *	40,660	2,114,727
Hospira, Inc. *	20,250	711,180
Johnson & Johnson	306,695	19,962,778
Life Technologies Corp. *	15,919	738,005
Merck & Co., Inc.	360,657	14,152,181
Mettler-Toledo International, Inc. *	1,600	286,912
Mylan, Inc. *	28,875	626,876
PerkinElmer, Inc.	11,800	325,680
Perrigo Co.	2,400	251,760
Pfizer, Inc.	1,237,299	28,371,266
Thermo Fisher Scientific, Inc.	44,345	2,467,799
Warner Chilcott plc, Class A *	42,100	915,675
Waters Corp. *	3,800	319,618
Watson Pharmaceuticals, Inc. *	8,765	660,530

		108,016,606

Real Estate 2.4%
Alexandria Real Estate Equities, Inc.	5,264	394,379
American Capital Agency Corp.	7,800	243,672
American Tower Corp.	10,865	712,527
Annaly Capital Management, Inc.	135,585	2,212,747
Apartment Investment & Management Co., Class A	24,754	672,071
AvalonBay Communities, Inc.	6,199	901,335
BioMed Realty Trust, Inc.	16,800	332,976
Boston Properties, Inc.	13,090	1,416,992
Brandywine Realty Trust	35,825	424,884
BRE Properties, Inc.	5,920	310,800
Camden Property Trust	6,120	414,140
CBL & Associates Properties, Inc.	23,836	444,065
CBRE Group, Inc., Class A *	30,030	564,864
Chimera Investment Corp.	157,800	456,042
Colonial Properties Trust	14,925	333,872
CommonWealth REIT	29,162	546,787
Corporate Office Properties Trust	11,000	259,050
DCT Industrial Trust, Inc.	39,900	236,607
DDR Corp.	37,452	554,290
DiamondRock Hospitality Co.	24,000	255,120
Digital Realty Trust, Inc.	4,500	337,905
Duke Realty Corp.	45,375	672,457
Entertainment Properties Trust	5,500	263,945
Equity Residential	25,845	1,587,917
Essex Property Trust, Inc.	2,200	347,534
Federal Realty Investment Trust	4,170	419,752
General Growth Properties, Inc.	50,000	890,000
Hatteras Financial Corp.	8,600	250,518
HCP, Inc.	32,465	1,345,674
Health Care REIT, Inc.	11,330	641,958
Highwoods Properties, Inc.	9,235	320,732
Home Properties, Inc.	4,300	262,515
Hospitality Properties Trust	27,255	751,693
Host Hotels & Resorts, Inc.	82,978	1,380,754
iStar Financial, Inc. *	69,970	484,192
Jones Lang LaSalle, Inc.	4,100	327,754
Kilroy Realty Corp.	5,100	241,995
Kimco Realty Corp.	48,960	950,314
Lexington Realty Trust	32,900	292,810
Liberty Property Trust	17,450	636,052
Mack-Cali Realty Corp.	16,650	478,188
MFA Financial, Inc.	53,200	392,616
National Retail Properties, Inc.	8,600	235,468
Piedmont Office Realty Trust, Inc., Class A	32,400	574,776
Plum Creek Timber Co., Inc.	19,095	802,754
Potlatch Corp.	12,600	394,380
ProLogis, Inc.	40,505	1,449,269
Public Storage	6,830	978,466

See financial notes 7

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Rayonier, Inc. REIT	11,002	498,941
Realty Income Corp.	8,240	324,162
Redwood Trust, Inc.	26,425	308,644
Regency Centers Corp.	9,220	414,531
Senior Housing Properties Trust	14,240	314,419
Simon Property Group, Inc.	14,676	2,283,586
SL Green Realty Corp.	7,507	618,877
Taubman Centers, Inc.	3,200	246,976
The Macerich Co.	11,902	732,806
UDR, Inc.	18,087	476,231
Ventas, Inc.	12,278	721,824
Vornado Realty Trust REIT	19,628	1,684,868
Washington Real Estate Investment Trust	7,700	227,535
Weingarten Realty Investors	17,035	452,450
Weyerhaeuser Co.	218,557	4,449,820

		43,155,278

Retailing 3.9%
Abercrombie & Fitch Co., Class A	11,810	592,508
Advance Auto Parts, Inc.	5,745	527,391
Aeropostale, Inc. *	14,500	321,610
Amazon.com, Inc. *	9,450	2,191,455
American Eagle Outfitters, Inc.	35,735	643,587
ANN, Inc. *	9,830	272,193
Asbury Automotive Group, Inc. *	9,645	269,288
Ascena Retail Group, Inc. *	12,800	262,144
AutoNation, Inc. *	27,215	941,095
AutoZone, Inc. *	1,923	761,816
Barnes & Noble, Inc. (c)*	26,240	544,480
Bed Bath & Beyond, Inc. *	20,565	1,447,570
Best Buy Co., Inc.	142,600	3,147,182
Big Lots, Inc. *	11,065	405,422
Cabela’s, Inc. *	6,400	241,984
CarMax, Inc. *	25,640	791,507
Collective Brands, Inc. *	19,240	399,615
Core-Mark Holding Co., Inc.	7,000	270,200
Dick’s Sporting Goods, Inc.	8,300	419,980
Dillard’s, Inc., Class A	6,475	418,026
Dollar General Corp. *	11,800	560,028
Dollar Tree, Inc. *	6,917	703,182
Expedia, Inc.	14,665	625,169
Family Dollar Stores, Inc.	12,275	829,176
Foot Locker, Inc.	19,995	611,647
GameStop Corp., Class A (c)	45,790	1,042,180
Genuine Parts Co.	21,300	1,379,814
Group 1 Automotive, Inc.	6,835	395,610
Guess?, Inc.	8,000	234,240
HSN, Inc.	7,500	290,250
J.C. Penney Co., Inc.	47,900	1,727,274
Kohl’s Corp.	37,895	1,899,676
Liberty Interactive Corp., Class A *	79,420	1,496,273
Limited Brands, Inc.	37,120	1,844,864
LKQ Corp. *	9,200	307,740
Lowe’s Cos., Inc.	197,455	6,213,909
Macy’s, Inc.	69,320	2,843,506
Nordstrom, Inc.	21,755	1,215,234
O’Reilly Automotive, Inc. *	7,930	836,298
Office Depot, Inc. *	333,350	1,013,384
OfficeMax, Inc. *	89,755	417,361
Penske Automotive Group, Inc.	13,595	359,452
PetSmart, Inc.	8,740	509,192
Priceline.com, Inc. *	647	492,251
RadioShack Corp. (c)	57,680	298,782
Rent-A-Center, Inc.	12,570	430,020
Ross Stores, Inc.	12,190	750,782
Saks, Inc. (c)*	51,535	564,824
Sears Holdings Corp. (c)*	31,221	1,679,065
Signet Jewelers Ltd.	10,800	526,716
Sonic Automotive, Inc., Class A	18,660	313,861
Staples, Inc.	160,450	2,470,930
Target Corp.	114,695	6,645,428
The Gap, Inc.	65,075	1,854,638
The Home Depot, Inc.	194,996	10,098,843
The Men’s Wearhouse, Inc.	6,200	229,648
The TJX Cos., Inc.	53,960	2,250,672
Tiffany & Co.	8,735	597,998
Tractor Supply Co.	3,000	295,230
Urban Outfitters, Inc. *	9,300	269,328
Williams-Sonoma, Inc.	10,745	415,724

		72,409,252

Semiconductors & Semiconductor Equipment 1.7%
Advanced Micro Devices, Inc. *	88,030	647,901
Altera Corp.	10,550	375,263
Amkor Technology, Inc. *	50,180	259,431
Analog Devices, Inc.	23,065	899,074
Applied Materials, Inc.	155,125	1,859,949
Atmel Corp. *	24,100	213,767
Avago Technologies Ltd.	8,800	303,424
Broadcom Corp., Class A *	18,645	682,407
Cree, Inc. (c)*	8,700	268,830
First Solar, Inc. (c)*	12,500	230,000
Intel Corp.	514,310	14,606,404
Intersil Corp., Class A	20,000	205,400
KLA-Tencor Corp.	10,680	556,962
Lam Research Corp. *	6,600	274,890
Linear Technology Corp.	14,755	482,636
LSI Corp. *	39,640	318,706
Marvell Technology Group Ltd. *	57,030	856,020
Maxim Integrated Products, Inc.	27,300	807,534
MEMC Electronic Materials, Inc. *	124,200	445,878
Microchip Technology, Inc.	18,780	663,685
Micron Technology, Inc. *	208,275	1,372,532
Novellus Systems, Inc. *	5,800	271,150
NVIDIA Corp. *	41,237	536,081
NXP Semiconductor N.V. *	12,600	325,710
ON Semiconductor Corp. *	40,700	336,182
Teradyne, Inc. *	14,300	246,103
Texas Instruments, Inc.	96,170	3,071,670
Xilinx, Inc.	18,320	666,481

		31,784,070

Software & Services 4.7%
Accenture plc, Class A	40,095	2,604,170
Activision Blizzard, Inc.	45,000	579,150
Adobe Systems, Inc. *	31,340	1,051,770
Akamai Technologies, Inc. *	9,100	296,660

8 See financial notes

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Alliance Data Systems Corp. *	2,780	357,202
Amdocs Ltd. *	20,800	665,600
ANSYS, Inc. *	3,600	241,452
AOL, Inc. *	58,680	1,469,347
Autodesk, Inc. *	10,500	413,385
Automatic Data Processing, Inc.	41,280	2,295,994
BMC Software, Inc. *	12,240	505,022
Broadridge Financial Solutions, Inc.	12,787	296,786
CA, Inc.	29,005	766,312
CACI International, Inc., Class A *	5,300	323,989
Check Point Software Technologies Ltd. *	7,300	424,349
Citrix Systems, Inc. *	5,670	485,409
Cognizant Technology Solutions Corp., Class A *	9,600	703,872
Computer Sciences Corp.	60,545	1,698,893
Compuware Corp. *	24,200	211,024
Convergys Corp. *	27,765	371,218
CoreLogic, Inc. *	72,700	1,214,090
DST Systems, Inc.	5,300	296,694
eBay, Inc. *	76,675	3,147,509
Electronic Arts, Inc. *	26,150	402,187
Equinix, Inc. *	2,100	344,820
Fidelity National Information Services, Inc.	39,023	1,313,905
Fiserv, Inc. *	13,650	959,459
Global Payments, Inc.	4,700	218,221
Google, Inc., Class A *	9,888	5,984,514
IAC/InterActiveCorp	8,562	412,260
International Business Machines Corp.	79,495	16,461,825
Intuit, Inc.	12,555	727,813
Lender Processing Services, Inc.	14,400	382,320
MasterCard, Inc., Class A	2,568	1,161,429
Microsoft Corp.	588,115	18,831,442
Monster Worldwide, Inc. *	32,700	282,201
Nuance Communications, Inc. *	8,500	207,740
Oracle Corp.	257,360	7,563,811
Paychex, Inc.	37,960	1,176,001
SAIC, Inc.	95,400	1,160,064
Symantec Corp. *	77,445	1,279,391
Synopsys, Inc. *	11,300	339,113
Teradata Corp. *	5,200	362,856
Total System Services, Inc.	26,470	622,574
Unisys Corp. *	23,900	445,974
Visa, Inc., Class A	20,200	2,484,196
Western Union Co.	41,610	764,792
Yahoo!, Inc. *	137,505	2,136,828

		86,445,633

Technology Hardware & Equipment 4.2%
Amphenol Corp., Class A	8,300	482,562
Anixter International, Inc. *	6,220	426,568
Apple, Inc. *	18,330	10,709,119
Arrow Electronics, Inc. *	37,995	1,597,690
Avnet, Inc. *	41,180	1,485,774
Benchmark Electronics, Inc. *	17,640	280,123
Brightpoint, Inc. *	29,100	178,092
Brocade Communications Systems, Inc. *	62,600	346,804
Cisco Systems, Inc.	485,465	9,782,120
Corning, Inc.	192,160	2,757,496
Dell, Inc. *	318,610	5,215,646
Diebold, Inc.	9,230	364,124
EMC Corp. *	122,510	3,456,007
Flextronics International Ltd. *	307,400	2,047,284
FLIR Systems, Inc.	11,200	251,552
Harris Corp.	15,725	716,116
Hewlett-Packard Co.	500,975	12,404,141
Ingram Micro, Inc., Class A *	94,455	1,838,094
Insight Enterprises, Inc. *	16,300	331,053
Itron, Inc. *	6,500	265,200
Jabil Circuit, Inc.	32,795	769,043
Juniper Networks, Inc. *	19,170	410,813
Lexmark International, Inc., Class A	15,745	473,924
Molex, Inc.	8,530	235,343
Molex, Inc., Class A	9,530	218,237
Motorola Mobility Holdings, Inc. *	18,915	734,280
Motorola Solutions, Inc.	62,445	3,186,568
NCR Corp. *	21,045	494,557
NetApp, Inc. *	17,030	661,275
QUALCOMM, Inc.	71,685	4,576,370
SanDisk Corp. *	18,665	690,792
Sanmina-SCI Corp. *	48,682	433,270
Seagate Technology plc	48,935	1,505,241
TE Connectivity Ltd.	53,215	1,940,219
Tech Data Corp. *	31,640	1,701,916
Tellabs, Inc.	66,160	249,423
Trimble Navigation Ltd. *	5,100	276,114
Vishay Intertechnology, Inc. *	31,840	357,245
Western Digital Corp. *	33,000	1,280,730
Xerox Corp.	284,526	2,213,612

		77,344,537

Telecommunication Services 4.4%
AT&T, Inc.	1,222,285	40,225,399
CenturyLink, Inc.	48,555	1,872,281
Cincinnati Bell, Inc. *	65,400	248,520
Crown Castle International Corp. *	10,580	598,934
Frontier Communications Corp. (c)	309,598	1,250,776
Level 3 Communications, Inc. *	20,500	472,730
MetroPCS Communications, Inc. *	47,100	343,830
NII Holdings, Inc. *	52,370	732,918
Sprint Nextel Corp. *	2,020,100	5,009,848
Telephone & Data Systems, Inc.	31,527	765,791
tw telecom, Inc. *	12,600	274,428
Verizon Communications, Inc.	676,730	27,326,357
Windstream Corp.	113,700	1,277,988

		80,399,800

Transportation 1.9%
Alaska Air Group, Inc. *	25,850	873,730
Alexander & Baldwin, Inc.	6,120	313,099
Atlas Air Worldwide Holdings, Inc. *	5,400	248,670
Avis Budget Group, Inc. *	65,390	860,532

See financial notes 9

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
C.H. Robinson Worldwide, Inc.	12,180	727,633
Con-way, Inc.	13,030	423,475
CSX Corp.	114,510	2,554,718
Delta Air Lines, Inc. *	246,200	2,698,352
Dollar Thrifty Automotive Group, Inc. *	4,800	388,128
DryShips, Inc. (c)*	100,200	316,632
Expeditors International of Washington, Inc.	13,025	521,000
FedEx Corp.	44,562	3,932,151
Hertz Global Holdings, Inc. *	120,900	1,863,069
J.B. Hunt Transport Services, Inc.	6,045	334,470
JetBlue Airways Corp. *	90,890	431,728
Kansas City Southern	7,090	546,072
Kirby Corp. *	4,000	265,480
Norfolk Southern Corp.	39,850	2,906,261
Republic Airways Holdings, Inc. *	52,200	265,698
Ryder System, Inc.	14,220	692,798
Seaspan Corp. (c)	13,100	218,901
SkyWest, Inc.	32,000	287,680
Southwest Airlines Co.	89,675	742,509
Union Pacific Corp.	37,256	4,189,065
United Continental Holdings, Inc. *	96,843	2,122,799
United Parcel Service, Inc., Class B	71,560	5,591,698
UTI Worldwide, Inc.	18,000	300,060
Werner Enterprises, Inc.	10,740	253,679
YRC Worldwide, Inc. (c)*	34,451	250,803

		35,120,890

Utilities 5.3%
AGL Resources, Inc.	11,214	442,168
Allete, Inc.	5,400	222,534
Alliant Energy Corp.	18,775	849,381
Ameren Corp.	70,590	2,314,646
American Electric Power Co., Inc.	100,545	3,905,168
American Water Works Co., Inc.	20,900	715,616
Aqua America, Inc.	13,500	306,585
Atmos Energy Corp.	24,360	793,649
Avista Corp.	11,500	304,060
Black Hills Corp.	8,125	268,206
Calpine Corp. *	69,850	1,309,687
CenterPoint Energy, Inc.	82,770	1,672,782
Cleco Corp.	7,300	297,840
CMS Energy Corp.	42,010	965,810
Consolidated Edison, Inc.	54,425	3,235,566
Dominion Resources, Inc.	86,610	4,520,176
DTE Energy Co.	38,365	2,163,019
Duke Energy Corp.	255,945	5,484,901
Dynegy, Inc. (c)*	344,600	141,286
Edison International	68,290	3,005,443
Entergy Corp.	44,217	2,898,867
Exelon Corp.	145,937	5,693,002
FirstEnergy Corp.	76,134	3,564,594
GenOn Energy, Inc. *	442,102	941,677
Great Plains Energy, Inc.	32,470	663,037
Hawaiian Electric Industries, Inc.	19,770	524,696
IDACORP, Inc.	7,640	311,254
Integrys Energy Group, Inc.	19,435	1,061,928
ITC Holdings Corp.	3,400	263,364
MDU Resources Group, Inc.	34,880	800,147
National Fuel Gas Co.	10,545	498,989
New Jersey Resources Corp.	6,780	293,167
NextEra Energy, Inc.	67,280	4,329,468
NiSource, Inc.	62,935	1,551,348
Northeast Utilities	28,615	1,052,174
NorthWestern Corp.	7,000	248,640
NRG Energy, Inc. *	119,660	2,034,220
NV Energy, Inc.	44,100	734,265
OGE Energy Corp.	13,565	731,967
ONEOK, Inc.	16,710	1,435,222
Pepco Holdings, Inc.	71,365	1,350,226
PG&E Corp.	82,015	3,623,423
Piedmont Natural Gas Co., Inc.	10,550	321,564
Pinnacle West Capital Corp.	21,385	1,033,965
PNM Resources, Inc.	19,895	373,230
Portland General Electric Co.	16,045	414,442
PPL Corp.	83,955	2,296,169
Progress Energy, Inc.	55,765	2,967,813
Public Service Enterprise Group, Inc.	106,280	3,310,622
Questar Corp.	29,750	587,563
SCANA Corp.	25,785	1,189,204
Sempra Energy	38,515	2,493,461
Southwest Gas Corp.	7,825	328,807
TECO Energy, Inc.	42,425	764,499
The AES Corp. *	214,740	2,688,545
The Southern Co.	122,370	5,621,678
UGI Corp.	24,420	712,576
UIL Holdings Corp.	6,800	233,716
Unisource Energy Corp.	7,400	269,360
Vectren Corp.	16,465	484,894
Westar Energy, Inc.	21,270	610,236
WGL Holdings, Inc.	9,545	382,850
Wisconsin Energy Corp.	25,640	944,578
Xcel Energy, Inc.	88,590	2,397,245

		97,951,215

Total Common Stock
(Cost $1,581,799,924)		1,826,786,531

Other Investment Company 0.3% of net assets

Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund	5,974,881	5,974,881

Total Other Investment Company
(Cost $5,974,881)		5,974,881

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.1% of net assets

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.07%, 06/14/12 (a)(d)	925,000	924,915

10 See financial notes

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($)	($)
0.08%, 06/14/12 (a)(d)	1,000,000	999,908

Total Short-Term Investments
(Cost $1,924,823)		1,924,823

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.9% of net assets

State Street Institutional U.S. Government Money Market Fund	16,972,883	16,972,883

Total Collateral Invested for Securities on Loan
(Cost $16,972,883)		16,972,883

End of Collateral Invested for Securities on Loan.

At 04/30/12 tax basis cost of the fund’s investments was $1,616,669,731 and the unrealized appreciation and depreciation were $274,812,884 and ($56,796,380), respectively, with a net unrealized appreciation of $218,016,504.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	All or a portion of this security is on loan.
(d)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 06/15/12	130	9,058,400	177,848

See financial notes 11

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings as of April 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

98.9%		Common Stock	553,941,661	631,381,904
0.0%		Warrants	—	—
0.7%		Other Investment Company	4,712,628	4,712,628
0.1%		Short-Term Investment	799,922	799,922

99.7%		Total Investments	559,454,211	636,894,454
5.0%		Collateral Invested for Securities on Loan	31,624,888	31,624,888
(4	.7)%	Other Assets and Liabilities, Net		(29,765,750)

100.0%		Net Assets		638,753,592

	Number	Value
Security	of Shares	($)

Common Stock 98.9% of net assets

Automobiles & Components 1.0%
American Axle & Manufacturing Holdings, Inc. *	59,700	578,493
Delphi Automotive plc *	21,700	665,973
Dorman Products, Inc. *	5,200	248,456
Drew Industries, Inc. *	10,395	309,563
Federal-Mogul Corp. *	54,700	707,271
Fuel Systems Solutions, Inc. *	13,600	318,920
Modine Manufacturing Co. *	73,255	578,714
Motorcar Parts of America, Inc. *	15,100	114,156
Spartan Motors, Inc.	42,000	182,700
Standard Motor Products, Inc.	15,300	230,571
Stoneridge, Inc. *	32,600	281,012
Superior Industries International, Inc.	27,260	466,419
Thor Industries, Inc.	34,300	1,160,369
Tower International, Inc. *	10,300	109,592
Winnebago Industries, Inc. *	29,865	291,184

		6,243,393

Banks 8.7%
1st Source Corp.	13,740	311,761
1st United Bancorp, Inc. *	16,000	96,960
Alliance Financial Corp.	4,300	131,193
Ameris Bancorp *	16,534	205,022
Ames National Corp. (b)	4,300	94,944
Arrow Financial Corp.	8,575	205,286
BancFirst Corp.	4,175	174,098
Banco Latinoamericano de Comercio Exterior, S.A., Class E	22,600	471,210
Bank Mutual Corp.	37,060	144,534
Bank of Marin Bancorp	3,200	118,624
Bank of the Ozarks, Inc.	8,300	256,470
BankFinancial Corp.	17,000	113,220
BankUnited, Inc.	25,100	617,460
Banner Corp.	15,737	345,427
BBCN Bancorp, Inc. *	23,479	257,799
Beneficial Mutual Bancorp, Inc. *	13,250	114,878
Berkshire Hills Bancorp, Inc.	12,250	277,953
BOK Financial Corp.	12,900	735,687
Boston Private Financial Holdings, Inc.	46,840	436,549
Bridge Bancorp, Inc.	5,100	99,348
Brookline Bancorp, Inc.	61,810	555,054
Bryn Mawr Bank Corp.	7,400	159,026
Camden National Corp.	4,700	152,844
Capitol Federal Financial, Inc.	81,686	964,712
Cardinal Financial Corp.	13,000	156,910
Cathay General Bancorp	56,400	971,208
Centerstate Banks, Inc.	19,900	159,996
Central Pacific Financial Corp. *	24,600	349,812
Chemical Financial Corp.	25,130	554,619
Citizens & Northern Corp.	7,700	145,838
Citizens Republic Bancorp, Inc. *	66,550	1,122,698
City Holding Co. (b)	12,890	429,881
CNB Financial Corp.	7,600	124,944
CoBiz Financial, Inc.	33,600	210,000
Columbia Banking System, Inc.	20,035	410,517
Community Bank System, Inc.	21,370	600,924
Community Trust Bancorp, Inc.	12,895	411,995
CVB Financial Corp.	71,980	832,809
Dime Community Bancshares	28,150	390,159
Doral Financial Corp. *	221,600	405,528
Eagle Bancorp, Inc. *	7,600	135,204
Enterprise Financial Services Corp.	13,200	159,588
ESB Financial Corp.	7,100	95,353
ESSA Bancorp, Inc.	9,500	92,625
Federal Agricultural Mortgage Corp., Class C	7,500	171,450
Financial Institutions, Inc.	7,405	125,293
First Bancorp	15,000	150,300
First BanCorp Puerto Rico *	28,872	122,995
First Busey Corp.	60,815	282,182
First Citizens BancShares, Inc., Class A	3,800	658,540
First Commonwealth Financial Corp.	131,290	844,195
First Community Bancshares, Inc.	17,975	240,685
First Defiance Financial Corp.	7,100	121,978
First Financial Bancorp	38,290	643,655
First Financial Bankshares, Inc. (b)	15,800	534,672
First Financial Corp.	7,300	219,000
First Financial Holdings, Inc.	20,245	233,627
First Interstate BancSystem, Inc.	18,200	256,438
First Merchants Corp.	25,165	310,284
First Midwest Bancorp, Inc.	81,095	863,662
Flagstar Bancorp, Inc. *	497,600	433,111
Flushing Financial Corp.	27,355	356,436
German American Bancorp, Inc.	7,300	138,992
Glacier Bancorp, Inc.	60,280	898,172
Great Southern Bancorp, Inc.	9,700	233,188
Hancock Holding Co.	26,000	836,680
Hanmi Financial Corp. *	31,321	326,678

12 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Heartland Financial USA, Inc.	7,550	139,826
Heritage Financial Corp.	10,100	132,310
Home Bancshares, Inc.	8,340	243,028
Hudson Valley Holding Corp.	14,730	270,001
IBERIABANK Corp.	14,850	758,389
Independent Bank Corp.	13,795	387,226
International Bancshares Corp.	51,100	1,008,203
Investors Bancorp, Inc. *	21,465	331,420
Lakeland Bancorp, Inc.	18,141	165,809
Lakeland Financial Corp.	10,000	260,400
MainSource Financial Group, Inc.	17,700	206,913
MB Financial, Inc.	45,645	943,482
Metro Bancorp, Inc. *	15,600	180,492
National Bankshares (b)	3,800	112,898
National Penn Bancshares, Inc.	99,923	921,290
NBT Bancorp, Inc.	29,155	599,135
Northfield Bancorp, Inc. (b)	7,200	100,512
Northwest Bancshares, Inc.	70,692	870,925
OceanFirst Financial Corp.	11,600	169,012
Ocwen Financial Corp. *	48,345	720,824
Old National Bancorp	81,525	1,045,150
OmniAmerican Bancorp, Inc. *	7,000	140,350
Oriental Financial Group, Inc.	40,535	479,124
Oritani Financial Corp.	20,300	300,846
Pacific Continental Corp.	16,000	142,240
PacWest Bancorp	28,980	690,304
Park National Corp. (b)	15,110	1,016,147
Park Sterling Corp. *	20,700	97,497
Penns Woods Bancorp, Inc.	2,500	98,600
Peoples Bancorp, Inc.	7,675	141,143
Pinnacle Financial Partners, Inc. *	24,800	453,840
PrivateBancorp, Inc.	42,415	667,188
Prosperity Bancshares, Inc.	17,100	797,715
Provident Financial Services, Inc.	53,890	792,183
Provident New York Bancorp	29,685	250,541
Radian Group, Inc. (b)	139,900	436,488
Renasant Corp.	24,800	396,800
Republic Bancorp, Inc., Class A	11,900	280,007
Rockville Financial, Inc.	10,800	126,468
S&T Bancorp, Inc.	25,990	486,533
S.Y. Bancorp, Inc.	9,215	213,788
Sandy Spring Bancorp, Inc.	19,395	349,304
SCBT Financial Corp.	9,000	309,510
Seacoast Banking Corp. of Florida *	59,090	95,726
Signature Bank *	13,580	892,070
Simmons First National Corp., Class A	12,900	313,986
Southside Bancshares, Inc.	12,502	255,048
Southwest Bancorp, Inc. *	28,800	261,792
StellarOne Corp.	20,642	258,231
Sterling Bancorp	26,795	254,820
Sterling Financial Corp. *	18,125	351,987
Suffolk Bancorp *	16,115	191,446
Sun Bancorp, Inc. *	49,000	141,610
Territorial Bancorp, Inc.	5,600	121,632
Texas Capital Bancshares, Inc. *	13,620	513,610
TFS Financial Corp. *	40,080	393,986
The Bancorp, Inc. *	20,200	207,454
The First of Long Island Corp.	3,900	107,367
Tompkins Financial Corp.	5,731	216,918
TowneBank (b)	23,600	307,272
TriCo Bancshares	10,100	166,044
TrustCo Bank Corp.	94,510	516,970
UMB Financial Corp.	17,301	831,313
Umpqua Holdings Corp.	48,200	638,168
Union First Market Bankshares Corp.	17,600	245,696
United Bankshares, Inc. (b)	34,895	922,275
United Community Banks, Inc. *	26,579	250,108
United Financial Bancorp, Inc.	8,500	136,340
Univest Corp. of Pennsylvania	13,900	223,790
ViewPoint Financial Group	13,800	219,558
Virginia Commerce Bancorp, Inc. *	24,700	193,401
Walker & Dunlop, Inc. *	10,300	134,415
Washington Banking Co.	9,200	128,248
Washington Trust Bancorp, Inc.	8,285	196,106
WesBanco, Inc.	24,390	499,507
West Bancorp	11,000	105,600
West Coast Bancorp *	12,065	235,750
Westamerica Bancorp	17,370	796,762
Western Alliance Bancorp *	55,065	483,471
Westfield Financial, Inc.	24,227	180,976
Wilshire Bancorp, Inc. *	53,800	288,368
Wintrust Financial Corp.	26,540	958,890
WSFS Financial Corp.	6,535	260,812

		55,534,264

Capital Goods 9.9%
A.O. Smith Corp.	22,100	1,051,960
A123 Systems, Inc. (b)*	98,900	100,878
AAON, Inc.	8,120	165,648
AAR Corp.	36,280	560,526
Accuride Corp. *	55,100	399,475
Aceto Corp.	21,900	197,100
Actuant Corp., Class A	29,700	809,919
Aegion Corp. *	32,715	597,049
Aerovironment, Inc. *	6,700	162,944
Air Lease Corp. *	16,500	388,080
Aircastle Ltd.	78,600	954,990
Alamo Group, Inc.	7,300	245,864
Albany International Corp., Class A	24,100	580,810
Altra Holdings, Inc. *	18,800	343,664
Ameresco, Inc., Class A *	9,300	113,367
American Railcar Industries, Inc. *	5,350	144,343
American Science & Engineering, Inc.	3,500	228,585
American Superconductor Corp. (b)*	41,300	170,569
American Woodmark Corp.	9,195	165,050
Ampco-Pittsburgh Corp.	9,660	179,483
Apogee Enterprises, Inc.	33,595	516,019
Applied Industrial Technologies, Inc.	26,220	1,030,446
Astec Industries, Inc. *	15,750	492,817
Astronics Corp. *	2,700	85,725
AZZ, Inc.	5,600	289,576
Barnes Group, Inc.	25,865	682,836
Beacon Roofing Supply, Inc. *	39,780	1,061,728
Belden, Inc.	24,240	843,067
Blount International, Inc. *	14,905	241,014
Brady Corp., Class A	35,500	1,101,565
Broadwind Energy, Inc. *	141,700	48,178
Builders FirstSource, Inc. *	37,055	154,519
CAI International, Inc. *	6,100	126,026
Cascade Corp.	6,055	285,009

See financial notes 13

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Ceradyne, Inc.	25,630	648,952
Chart Industries, Inc. *	8,710	665,705
China Yuchai International Ltd.	33,000	467,610
CIRCOR International, Inc.	11,690	363,793
CLARCOR, Inc.	16,325	783,926
CNH Global N.V. *	24,800	1,135,096
Coleman Cable, Inc. *	14,000	119,000
Colfax Corp. *	6,600	223,674
Columbus McKinnon Corp. *	20,660	306,388
Comfort Systems USA, Inc.	39,200	414,736
Commercial Vehicle Group, Inc. *	22,260	236,846
Cubic Corp.	8,190	378,624
DigitalGlobe, Inc. *	28,500	349,695
Douglas Dynamics, Inc.	15,900	224,667
Ducommun, Inc. *	15,600	184,080
DXP Enterprises, Inc. *	5,700	247,209
Dycom Industries, Inc. *	32,670	764,151
Dynamic Materials Corp.	6,500	118,820
Encore Wire Corp.	16,440	419,056
EnPro Industries, Inc. *	16,570	686,164
ESCO Technologies, Inc.	12,600	433,440
Federal Signal Corp. *	98,300	507,228
Flow International Corp. *	29,300	120,423
Franklin Electric Co., Inc.	7,480	375,122
FreightCar America, Inc.	11,535	249,156
Furmanite Corp. *	21,900	137,094
Fushi Copperweld, Inc. (b)*	26,500	180,730
GenCorp, Inc. *	62,800	431,436
Generac Holdings, Inc. *	16,300	392,504
GeoEye, Inc. *	22,000	504,240
Gibraltar Industries, Inc. *	28,355	383,360
Global Power Equipment Group, Inc. *	12,800	320,128
Graco, Inc.	18,540	988,367
Great Lakes Dredge & Dock Co.	47,400	351,234
Griffon Corp.	59,208	586,751
H&E Equipment Services, Inc. *	39,420	760,806
HEICO Corp.	3,710	149,587
HEICO Corp., Class A	7,083	228,269
Hexcel Corp. *	38,285	1,048,243
Houston Wire & Cable Co.	15,000	184,350
Hurco Cos., Inc. *	5,600	147,448
II-VI, Inc. *	16,530	337,377
Insteel Industries, Inc.	15,700	178,509
Interline Brands, Inc. *	37,360	786,054
Jinpan International Ltd.	10,700	92,448
John Bean Technologies Corp.	22,940	366,811
Kadant, Inc. *	11,000	284,570
Kaman Corp.	17,180	590,648
Kaydon Corp.	17,335	425,228
Kratos Defense & Security Solutions, Inc. *	28,756	159,596
L.B. Foster Co., Class A	10,780	289,012
Layne Christensen Co. *	27,300	561,015
Lindsay Corp.	3,600	240,444
Lmi Aerospace, Inc. *	6,200	113,398
LSI Industries, Inc.	21,002	143,864
Lydall, Inc. *	19,200	202,560
Manitex International, Inc. *	16,100	153,433
MasTec, Inc. *	39,810	692,296
Met-Pro Corp.	10,600	105,576
MFC Industrial Ltd.	45,100	337,348
Michael Baker Corp. *	11,800	265,854
Miller Industries, Inc.	9,800	160,720
MSC Industrial Direct Co., Inc., Class A	13,600	1,002,456
Mueller Water Products, Inc., Class A	294,200	1,056,178
MYR Group, Inc. *	17,000	284,240
NACCO Industries, Inc., Class A	10,740	1,218,668
National Presto Industries, Inc. (b)	5,145	379,289
NCI Building Systems, Inc. *	49,251	590,519
NN, Inc. *	14,800	117,068
Nordson Corp.	11,850	638,715
Northwest Pipe Co. *	11,100	230,991
Orbital Sciences Corp. *	52,355	657,579
Orion Marine Group, Inc. *	36,240	250,781
Pike Electric Corp. *	19,320	158,810
Polypore International, Inc. (b)*	14,900	556,515
Powell Industries, Inc. *	8,570	279,468
Preformed Line Products Co.	1,500	86,595
Primoris Services Corp.	7,200	103,824
Quanex Building Products Corp.	30,150	555,664
Raven Industries, Inc.	5,265	317,006
RBC Bearings, Inc. *	7,800	365,664
Robbins & Myers, Inc.	9,517	463,573
Rush Enterprises, Inc., Class A *	28,560	516,365
Sauer-Danfoss, Inc.	5,040	218,282
Seaboard Corp. *	300	597,126
SeaCube Container Leasing Ltd.	10,900	202,195
Sensata Technologies Holding N.V. *	23,800	755,888
Simpson Manufacturing Co., Inc.	18,785	582,899
Standex International Corp.	12,250	539,735
Sterling Construction Co., Inc. *	22,300	218,317
Sun Hydraulics Corp.	4,150	103,875
TAL International Group, Inc.	10,890	449,866
Taser International, Inc. *	24,000	110,400
Tecumseh Products Co., Class A *	21,030	80,335
Tennant Co.	8,980	397,814
Textainer Group Holdings Ltd.	6,650	233,215
The Gorman-Rupp Co.	8,400	241,920
The Greenbrier Cos., Inc. *	18,220	314,295
The KEYW Holding Corp. (b)*	14,600	137,240
The Middleby Corp. *	5,808	589,338
The Toro Co.	14,510	1,036,885
Thermon Group Holdings, Inc. *	7,200	159,984
Titan International, Inc.	14,875	429,739
Titan Machinery, Inc. *	10,100	359,863
Trex Co., Inc. *	6,300	201,600
TriMas Corp. *	23,650	520,536
Twin Disc, Inc. (b)	4,900	107,457
Universal Forest Products, Inc.	19,570	731,918
Valmont Industries, Inc.	7,650	948,064
Vicor Corp.	14,161	98,702
Wabash National Corp. *	24,845	207,953
WABCO Holdings, Inc. *	18,600	1,172,358
Wabtec Corp.	12,560	976,917
Watsco, Inc.	15,745	1,132,853
Watts Water Technologies, Inc., Class A	18,855	694,241
Woodward, Inc.	15,200	632,168
Xerium Technologies, Inc. *	24,900	117,030

		63,354,674

14 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Commercial & Professional Supplies 4.3%
Acacia Research Corp. *	3,300	135,300
Acco Brands Corp. *	65,745	693,610
American Reprographics Co. *	40,750	222,495
Barrett Business Services, Inc.	5,800	114,840
Casella Waste Systems, Inc., Class A *	33,300	200,799
CBIZ, Inc. *	61,795	375,096
CDI Corp.	14,560	258,294
Cenveo, Inc. (b)*	109,808	314,051
Clean Harbors, Inc. *	15,330	1,046,119
Consolidated Graphics, Inc. *	14,820	592,652
Courier Corp.	16,355	167,966
CRA International, Inc. *	10,945	223,825
Dolan Co. *	31,600	253,116
Encore Capital Group, Inc. *	10,355	245,414
EnergySolutions, Inc. *	181,300	763,273
EnerNOC, Inc. *	13,200	79,332
Ennis, Inc.	29,040	457,670
Exponent, Inc. *	4,400	210,320
G&K Services, Inc., Class A	16,390	538,575
GP Strategies Corp. *	10,200	171,156
Healthcare Services Group, Inc.	25,155	533,789
Heidrick & Struggles International, Inc.	16,670	325,065
Herman Miller, Inc.	41,110	802,878
Hill International, Inc. *	27,900	99,324
Hudson Highland Group, Inc. *	34,185	185,966
Huron Consulting Group, Inc. *	12,500	440,500
ICF International, Inc. *	13,100	326,714
IHS, Inc., Class A *	4,510	455,826
InnerWorkings, Inc. *	13,900	159,989
Insperity, Inc.	20,860	568,852
Interface, Inc., Class A	35,985	509,548
Intersections, Inc.	11,000	132,330
KAR Auction Services, Inc. *	30,700	564,880
Kforce, Inc. *	35,500	513,685
Kimball International, Inc., Class B	26,925	183,898
Knoll, Inc.	36,700	542,793
Korn/Ferry International *	37,830	610,954
McGrath Rentcorp	15,725	462,630
Metalico, Inc. *	51,700	167,508
Mine Safety Appliances Co.	17,525	744,111
Mistras Group, Inc. *	7,000	164,290
Mobile Mini, Inc. *	28,225	532,323
Multi-Color Corp.	7,000	149,240
Navigant Consulting, Inc. *	48,225	671,292
On Assignment, Inc. *	21,400	400,394
Portfolio Recovery Associates, Inc. *	5,345	367,843
Resources Connection, Inc.	35,560	461,569
Rollins, Inc.	18,122	385,093
Schawk, Inc.	12,660	170,530
Standard Parking Corp. *	14,300	272,558
Sykes Enterprises, Inc. *	35,355	560,377
Team, Inc. *	10,100	299,263
Tetra Tech, Inc. *	38,195	1,019,806
The Advisory Board Co. *	2,530	230,635
The Corporate Executive Board Co.	15,670	648,268
The Geo Group, Inc. *	59,980	1,242,186
TMS International Corp., Class A *	17,000	205,360
Towers Watson & Co., Class A	17,315	1,132,401
TrueBlue, Inc. *	41,430	715,082
UniFirst Corp.	8,605	522,840
US Ecology, Inc.	8,500	184,280
Verisk Analytics, Inc., Class A *	23,900	1,169,905
Viad Corp.	22,865	413,399
VSE Corp.	6,000	132,000

		27,446,077

Consumer Durables & Apparel 3.9%
American Apparel, Inc. *	118,100	116,329
American Greetings Corp., Class A (b)	70,400	1,126,400
Arctic Cat, Inc. *	4,600	203,504
Beazer Homes USA, Inc. *	277,600	860,560
Blyth, Inc.	6,672	586,936
Callaway Golf Co.	98,355	602,916
Cavco Industries, Inc. *	2,600	134,160
Cherokee, Inc.	13,700	177,826
Columbia Sportswear Co.	8,880	418,248
Crocs, Inc. *	27,460	554,692
CSS Industries, Inc.	8,575	164,211
Deckers Outdoor Corp. *	10,250	522,853
Delta Apparel, Inc. *	8,200	117,342
Ethan Allen Interiors, Inc.	22,865	530,468
Furniture Brands International, Inc. *	174,700	276,026
G-III Apparel Group Ltd. *	17,600	472,560
Helen of Troy Ltd. *	15,630	540,798
Hovnanian Enterprises, Inc., Class A *	326,800	653,600
Iconix Brand Group, Inc. *	38,730	594,118
JAKKS Pacific, Inc.	37,725	719,416
K-Swiss, Inc., Class A *	74,130	272,798
Kenneth Cole Productions, Inc., Class A *	7,140	113,740
La-Z-Boy, Inc. *	39,120	589,538
Leapfrog Enterprises, Inc. *	22,935	214,213
Libbey, Inc. *	23,900	341,053
Lifetime Brands, Inc.	8,500	99,025
Liz Claiborne, Inc. *	116,500	1,561,100
Lululemon Athletica, Inc. *	5,200	385,528
M.D.C. Holdings, Inc.	39,900	1,121,589
M/I Homes, Inc. *	23,400	311,220
Maidenform Brands, Inc. *	15,900	362,997
Meritage Homes Corp. *	38,500	1,093,015
Movado Group, Inc.	10,120	286,902
Oxford Industries, Inc.	8,030	385,360
Perry Ellis International, Inc. *	20,700	387,297
Quiksilver, Inc. *	203,100	702,726
Sealy Corp. (b)*	74,370	153,202
Skechers U.S.A., Inc., Class A *	67,245	1,255,464
Skyline Corp.	19,285	105,875
Smith & Wesson Holding Corp. *	39,700	327,525
SodaStream International Ltd. (b)*	2,700	92,745
Standard Pacific Corp. *	75,100	380,006
Steinway Musical Instruments, Inc. *	5,600	141,176
Steven Madden Ltd. *	8,748	378,001
Sturm, Ruger & Co., Inc.	3,400	194,038
Tempur-Pedic International, Inc. *	8,815	518,675
The Ryland Group, Inc.	59,500	1,339,345
True Religion Apparel, Inc. *	11,500	312,340
Under Armour, Inc., Class A *	4,115	402,982

See financial notes 15

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Unifi, Inc. *	25,600	284,672
Universal Electronics, Inc. *	11,700	197,964
Vera Bradley, Inc. (b)*	2,800	72,744
Wolverine World Wide, Inc.	22,690	951,845

		24,709,663

Consumer Services 5.6%
AFC Enterprises, Inc. *	6,400	109,312
Ambassadors Group, Inc.	20,400	109,956
American Public Education, Inc. *	3,400	118,048
Ameristar Casinos, Inc.	49,975	898,550
Arcos Dorados Holdings, Inc.	37,300	666,551
Ascent Capital Group, Inc., Class A *	8,000	412,000
Bally Technologies, Inc. *	18,975	921,236
Benihana, Inc.	15,000	206,850
Biglari Holdings, Inc. *	1,048	425,834
BJ’s Restaurants, Inc. *	6,200	267,778
Bob Evans Farms, Inc.	28,155	1,076,647
Bravo Brio Restaurant Group, Inc. *	7,600	153,520
Bridgepoint Education, Inc. (b)*	5,300	114,268
Buffalo Wild Wings, Inc. *	3,100	259,935
Capella Education Co. *	5,640	184,484
Caribou Coffee Co., Inc. *	7,900	129,639
Carrols Restaurant Group, Inc. *	16,700	251,836
CEC Entertainment, Inc.	16,880	645,154
ChinaCast Education Corp. (b)(c)(d)*	30,300	32,118
Choice Hotels International, Inc.	9,640	362,657
Churchill Downs, Inc.	5,995	355,863
Coinstar, Inc. (b)*	13,725	861,793
Corinthian Colleges, Inc. *	207,685	797,510
Cracker Barrel Old Country Store, Inc.	19,120	1,099,782
Denny’s Corp. *	97,000	401,580
DeVry, Inc.	31,600	1,015,940
DineEquity, Inc. *	12,530	608,707
Dunkin’ Brands Group, Inc.	12,100	391,677
Education Management Corp. (b)*	38,800	481,120
Gaylord Entertainment Co. *	32,980	1,038,210
Grand Canyon Education, Inc. *	10,700	186,073
Hillenbrand, Inc.	36,300	760,122
International Speedway Corp., Class A	23,050	615,205
Interval Leisure Group, Inc.	25,532	441,193
Isle of Capri Casinos, Inc. *	28,015	175,094
ITT Educational Services, Inc. (b)*	16,035	1,058,631
K12, Inc. *	10,300	262,650
Krispy Kreme Doughnuts, Inc. *	23,335	171,046
LIFE TIME FITNESS, Inc. *	19,685	916,534
Lincoln Educational Services Corp.	38,260	280,828
Matthews International Corp., Class A	18,715	561,450
Morgans Hotel Group *	34,000	168,640
Multimedia Games Holding Co., Inc. *	17,580	199,709
Orient-Express Hotels Ltd., Class A *	53,190	568,601
P.F. Chang’s China Bistro, Inc.	14,955	593,564
Panera Bread Co., Class A *	5,775	911,988
Papa John’s International, Inc. *	12,110	487,791
Peet’s Coffee & Tea, Inc. *	3,400	261,188
Pinnacle Entertainment, Inc. *	69,775	774,503
Red Lion Hotels Corp. *	12,300	102,582
Red Robin Gourmet Burgers, Inc. *	11,480	409,377
Ruby Tuesday, Inc. *	99,350	675,580
Ruth’s Hospitality Group, Inc. *	33,200	229,744
School Specialty, Inc. *	90,500	295,935
Scientific Games Corp., Class A *	64,570	656,031
Shuffle Master, Inc. *	15,600	275,652
Six Flags Entertainment Corp.	20,900	1,001,319
Sonic Corp. *	67,680	488,650
Sotheby’s	23,320	916,942
Speedway Motorsports, Inc.	11,915	203,270
Steiner Leisure Ltd. *	7,660	359,714
Stewart Enterprises, Inc., Class A	76,540	483,733
Strayer Education, Inc. (b)	6,400	631,552
Texas Roadhouse, Inc.	27,410	472,823
The Cheesecake Factory, Inc. *	36,335	1,144,552
The Marcus Corp.	21,930	274,344
Town Sports International Holdings, Inc. *	11,900	152,558
Universal Technical Institute, Inc.	13,180	158,160
Vail Resorts, Inc.	25,060	1,021,947
Weight Watchers International, Inc. (b)	9,192	698,224
WMS Industries, Inc. *	41,512	1,017,459

		35,463,513

Diversified Financials 2.2%
Artio Global Investors, Inc.	33,000	119,460
BGC Partners, Inc., Class A	32,180	224,295
Calamos Asset Management, Inc., Class A	34,615	447,226
Cash America International, Inc.	17,505	818,359
CBOE Holdings, Inc.	20,900	552,596
Cohen & Steers, Inc. (b)	4,840	170,562
Cowen Group, Inc., Class A *	72,539	182,798
Credit Acceptance Corp. *	1,875	176,306
DFC Global Corp. *	26,837	469,111
Diamond Hill Investment Group	1,300	98,657
Duff & Phelps Corp., Class A	11,400	181,260
Edelman Financial Group, Inc.	17,500	154,525
Evercore Partners, Inc., Class A	6,800	179,724
Ezcorp, Inc., Class A *	16,200	433,998
FBR & Co. *	40,800	108,120
Financial Engines, Inc. *	5,300	121,052
First Cash Financial Services, Inc. *	8,490	347,750
FXCM, Inc., Class A (b)	19,300	223,494
Gain Capital Holdings, Inc.	17,400	89,262
GAMCO Investors, Inc., Class A	2,735	123,239
GFI Group, Inc.	89,320	294,756
Gleacher & Co., Inc. *	82,700	86,008
Green Dot Corp., Class A (b)*	4,800	126,672
Greenhill & Co., Inc.	11,935	463,675
HFF, Inc., Class A *	9,300	151,962
ICG Group, Inc. *	14,100	133,668
INTL FCStone, Inc. *	7,574	162,841
Investment Technology Group, Inc. *	83,255	849,201
Janus Capital Group, Inc.	81,600	618,528
KBW, Inc.	20,800	354,432
LPL Investment Holdings, Inc. *	22,700	814,703
MarketAxess Holdings, Inc.	4,400	150,964

16 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Nelnet, Inc., Class A	17,240	445,137
Netspend Holdings, Inc. *	11,500	87,745
NewStar Financial, Inc. *	25,100	297,937
Nicholas Financial, Inc.	7,300	96,579
Oppenheimer Holdings, Inc., Class A	13,000	221,780
PICO Holdings, Inc. *	13,295	319,213
Piper Jaffray Cos., Inc. *	24,105	584,546
Safeguard Scientifics, Inc. *	7,500	122,700
Stifel Financial Corp. *	26,460	963,673
SWS Group, Inc.	68,220	384,761
Walter Investment Management Corp.	15,938	322,426
Westwood Holdings Group, Inc.	3,500	128,730
World Acceptance Corp. (b)*	10,760	715,647

		14,120,078

Energy 5.7%
Adams Resources & Energy, Inc.	3,000	182,190
Alon USA Energy, Inc.	45,400	410,416
Amyris, Inc. (b)*	20,700	64,791
Approach Resources, Inc. *	6,100	218,868
ATP Oil & Gas Corp. (b)*	58,885	445,171
Basic Energy Services, Inc. *	34,885	502,344
Berry Petroleum Co., Class A	19,120	870,916
BPZ Resources, Inc. (b)*	38,800	157,140
Cal Dive International, Inc. *	256,443	992,435
Callon Petroleum Co. *	25,700	149,317
CARBO Ceramics, Inc. (b)	4,380	368,314
Carrizo Oil & Gas, Inc. *	13,905	389,896
Clayton Williams Energy, Inc. *	2,685	197,455
Clean Energy Fuels Corp. (b)*	8,900	171,236
Cloud Peak Energy, Inc. *	63,500	977,265
Cobalt International Energy, Inc. *	10,100	270,276
Comstock Resources, Inc. *	60,955	1,070,979
Contango Oil & Gas Co. *	4,460	242,000
Continental Resources, Inc. *	4,300	383,775
Core Laboratories N.V. (b)	5,690	779,416
Crimson Exploration, Inc. *	32,900	179,305
Crosstex Energy, Inc.	63,900	952,110
Dawson Geophysical Co. *	6,300	169,155
Delek US Holdings, Inc.	27,000	440,100
DHT Holdings, Inc. (b)	233,500	186,800
Dril-Quip, Inc. *	8,585	578,543
Endeavour International Corp. *	17,000	212,160
Energy Partners Ltd. *	27,500	447,700
Energy XXI (Bermuda) Ltd. *	15,500	584,040
Gastar Exploration Ltd. *	44,100	123,921
GeoResources, Inc. *	3,900	147,069
Global Geophysical Services, Inc. *	13,700	131,109
GMX Resources, Inc. (b)*	86,100	117,957
Goodrich Petroleum Corp. (b)*	12,700	212,979
Gran Tierra Energy, Inc. *	99,800	643,710
Green Plains Renewable Energy, Inc. *	18,900	151,011
Gulf Island Fabrication, Inc.	9,200	257,784
GulfMark Offshore, Inc., Class A *	16,205	780,595
Gulfport Energy Corp. *	6,500	170,365
Harvest Natural Resources, Inc. *	21,150	145,512
Heckmann Corp. (b)*	25,800	98,040
Hercules Offshore, Inc. *	213,600	1,085,088
Hornbeck Offshore Services, Inc. *	20,080	835,930
InterOil Corp. (b)*	8,700	525,828
ION Geophysical Corp. *	75,305	469,150
James River Coal Co. (b)*	71,700	355,632
Knightsbridge Tankers Ltd. (b)	28,990	367,013
Kodiak Oil & Gas Corp. *	14,200	125,670
L&L Energy, Inc. (b)*	41,300	92,925
Lone Pine Resources, Inc. *	46,800	278,928
Lufkin Industries, Inc.	7,010	538,648
Matrix Service Co. *	23,000	313,950
McMoRan Exploration Co. (b)*	56,760	499,488
Miller Energy Resources, Inc. (b)*	23,600	128,148
Mitcham Industries, Inc. *	4,600	109,296
Natural Gas Services Group *	9,600	125,184
Newpark Resources, Inc. *	66,040	420,014
Nordic American Tanker Shipping Ltd. (b)	58,085	843,394
Northern Oil & Gas, Inc. *	8,900	172,927
Oasis Petroleum, Inc. *	7,600	251,332
Ocean Rig UDW, Inc. *	19,200	334,656
Oilsands Quest, Inc. (c)(d)*	329,900	29,526
OYO Geospace Corp. *	900	103,698
Parker Drilling Co. *	133,210	688,696
Patriot Coal Corp. *	120,600	703,098
Penn Virginia Corp.	185,100	947,712
Petroleum Development Corp. *	19,355	665,619
PetroQuest Energy, Inc. *	61,485	371,369
PHI, Inc. - Non Voting Shares *	8,585	228,619
Pioneer Drilling Co. *	55,000	433,400
Quicksilver Resources, Inc. (b)*	71,100	334,170
Resolute Energy Corp. (b)*	15,400	163,394
REX American Resources Corp. *	6,300	174,762
Rex Energy Corp. *	12,400	130,324
Rosetta Resources, Inc. *	12,810	643,959
RPC, Inc. (b)	31,095	321,522
Scorpio Tankers, Inc. *	24,400	165,188
Stone Energy Corp. *	34,000	953,700
Swift Energy Co. *	35,705	1,080,076
Teekay Tankers Ltd., Class A (b)	105,100	542,316
Tesco Corp. *	27,000	440,910
TETRA Technologies, Inc. *	104,860	913,331
TransAtlantic Petroleum Ltd. (b)*	72,700	84,332
Tsakos Energy Navigation Ltd.	46,630	296,101
Union Drilling, Inc. *	20,100	111,957
VAALCO Energy, Inc. *	30,340	275,184
Vantage Drilling Co. *	236,000	372,880
Venoco, Inc. *	15,000	166,650
W&T Offshore, Inc.	18,200	359,814
Warren Resources, Inc. *	37,300	115,257
Westmoreland Coal Co. *	12,900	130,161
Willbros Group, Inc. *	120,400	650,160

		36,045,251

Food & Staples Retailing 0.7%
Ingles Markets, Inc., Class A	17,500	304,325
PriceSmart, Inc.	8,040	663,622
Spartan Stores, Inc.	34,300	625,289
Susser Holdings Corp. *	23,900	637,891
The Andersons, Inc.	22,125	1,115,100
The Fresh Market, Inc. *	8,000	409,360
Village Super Market, Inc., Class A	5,002	138,055

See financial notes 17

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Weis Markets, Inc.	11,500	512,900

		4,406,542

Food, Beverage & Tobacco 2.0%
Adecoagro SA *	25,800	230,136
Alliance One International, Inc. *	92,630	327,910
B&G Foods, Inc.	23,200	515,968
Cal-Maine Foods, Inc.	12,200	439,566
Calavo Growers, Inc.	6,600	189,288
Coca-Cola Bottling Co. Consolidated	5,800	372,070
Darling International, Inc. *	35,620	583,456
Diamond Foods, Inc. (b)	13,600	284,240
Green Mountain Coffee Roasters, Inc. *	9,980	486,525
Imperial Sugar Co. (b)	75,100	304,155
J&J Snack Foods Corp.	6,435	360,746
Lancaster Colony Corp.	9,465	617,213
Monster Beverage Corp. *	14,710	955,561
National Beverage Corp. *	10,900	161,974
Omega Protein Corp. *	20,500	146,780
Pilgrim’s Pride Corp. *	118,900	848,946
Sanderson Farms, Inc.	17,600	908,336
Seneca Foods Corp., Class A *	11,400	265,506
Smart Balance, Inc. *	33,400	197,060
Snyders-Lance, Inc.	32,360	837,477
The Boston Beer Co., Inc., Class A (b)*	2,000	206,640
The Hain Celestial Group, Inc. *	19,670	930,391
Tootsie Roll Industries, Inc. (b)	13,137	312,786
TreeHouse Foods, Inc. *	19,685	1,132,084
Vector Group Ltd. (b)	31,631	548,798
Zhongpin, Inc. (b)*	27,100	255,824

		12,419,436

Health Care Equipment & Services 5.7%
Abaxis, Inc. *	5,600	199,472
Accretive Health, Inc. (b)*	4,100	41,246
Accuray, Inc. *	18,362	141,387
Air Methods Corp. *	4,000	336,440
Align Technology, Inc. *	13,200	418,572
Allscripts Healthcare Solutions, Inc. *	42,800	474,224
Almost Family, Inc. *	8,700	212,106
Amedisys, Inc. *	81,870	1,205,945
AMN Healthcare Services, Inc. *	56,145	376,733
AmSurg Corp. *	33,225	955,551
Analogic Corp.	5,365	365,947
AngioDynamics, Inc. *	21,000	259,980
ArthroCare Corp. *	11,800	294,528
Assisted Living Concepts, Inc., Class A	15,640	280,112
athenahealth, Inc. *	2,100	152,145
Atrion Corp.	700	161,448
Bio-Reference Laboratories, Inc. *	11,500	245,180
BioScrip, Inc. *	61,000	452,010
Cantel Medical Corp.	6,350	149,098
Capital Senior Living Corp. *	10,500	101,745
Chemed Corp.	10,995	663,438
Chindex International, Inc. *	10,700	104,539
Computer Programs & Systems, Inc.	3,600	214,524
Conceptus, Inc. *	7,400	138,898
CONMED Corp.	21,095	603,106
CorVel Corp. *	3,701	160,957
Cross Country Healthcare, Inc. *	47,365	218,353
CryoLife, Inc. *	19,400	102,626
Cyberonics, Inc. *	3,900	149,370
Emeritus Corp. *	23,400	402,480
Ensign Group, Inc.	4,220	112,716
Exactech, Inc. *	6,800	105,400
ExamWorks Group, Inc. *	12,200	142,008
Five Star Quality Care, Inc. *	109,500	375,585
Gen-Probe, Inc. *	11,915	971,668
Gentiva Health Services, Inc. *	111,725	925,083
Greatbatch, Inc. *	18,620	433,660
Haemonetics Corp. *	10,400	744,328
Hanger Orthopedic Group, Inc. *	19,700	463,935
HealthSouth Corp. *	55,300	1,238,167
Healthways, Inc. *	77,060	513,990
HMS Holdings Corp. *	8,800	211,728
ICU Medical, Inc. *	4,450	233,581
IDEXX Laboratories, Inc. *	11,000	967,230
Integra LifeSciences Holdings *	14,020	521,965
Invacare Corp.	41,865	663,560
IPC The Hospitalist Co. *	5,800	222,778
Kensey Nash Corp.	4,900	139,307
Landauer, Inc.	4,850	255,692
LCA-Vision, Inc. *	13,330	98,642
LHC Group, Inc. *	16,060	284,423
Masimo Corp. *	23,900	528,907
MedAssets, Inc. *	21,300	268,593
Medical Action Industries, Inc. *	18,800	103,776
Meridian Bioscience, Inc.	11,525	236,839
Merit Medical Systems, Inc. *	19,275	254,816
Metropolitan Health Networks, Inc. *	18,133	135,635
Molina Healthcare, Inc. *	32,957	845,347
MWI Veterinary Supply, Inc. *	5,000	472,000
National Healthcare Corp.	7,950	362,520
Natus Medical, Inc. *	19,500	238,680
Neogen Corp. *	4,900	191,051
NuVasive, Inc. *	19,000	314,830
Omnicell, Inc. *	14,300	204,061
Orthofix International N.V. *	10,460	431,161
PharMerica Corp. *	70,440	836,123
Providence Service Corp. *	18,800	264,328
PSS World Medical, Inc. *	42,670	1,021,093
Quality Systems, Inc.	8,860	331,364
Quidel Corp. *	10,000	165,200
RadNet, Inc. *	30,200	93,318
ResMed, Inc. *	32,340	1,099,883
RTI Biologics, Inc. *	33,200	116,200
Select Medical Holdings Corp. *	53,600	459,352
Sirona Dental Systems, Inc. *	17,790	898,573
Skilled Healthcare Group, Inc., Class A *	43,360	332,571
Sun Healthcare Group, Inc. *	110,000	795,300
Sunrise Senior Living, Inc. (b)*	105,600	663,168
SurModics, Inc. *	11,360	168,014
Symmetry Medical, Inc. *	33,370	237,261
Syneron Medical Ltd. *	14,800	154,956
Team Health Holdings, Inc. *	15,400	331,716
The Cooper Cos., Inc.	14,100	1,243,197
Thoratec Corp. *	13,300	462,973

18 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Triple-S Management Corp., Class B *	26,800	564,408
U.S. Physical Therapy, Inc.	8,100	197,478
Vanguard Health Systems, Inc. *	57,300	508,824
Volcano Corp. *	8,500	230,775
West Pharmaceutical Services, Inc.	20,840	935,716
Wright Medical Group, Inc. *	26,840	500,029
Young Innovations, Inc.	3,100	105,400

		36,513,042

Household & Personal Products 0.8%
American Oriental Bioengineering, Inc. (b)(c)(d)*	74,500	34,195
Central Garden & Pet Co. *	19,100	202,078
Central Garden & Pet Co., Class A *	54,330	580,788
Elizabeth Arden, Inc. *	16,670	649,797
Inter Parfums, Inc.	6,550	103,162
Medifast, Inc. (b)*	6,500	124,930
Nu Skin Enterprises, Inc., Class A	15,710	837,343
Nutraceutical International Corp. *	8,900	136,437
Prestige Brands Holdings, Inc. *	25,810	438,512
Revlon, Inc., Class A *	14,400	245,952
Schiff Nutrition International, Inc. *	13,500	222,075
Spectrum Brands Holdings, Inc. *	30,700	1,059,457
USANA Health Sciences, Inc. (b)*	4,230	176,391
WD-40 Co.	7,915	356,808

		5,167,925

Insurance 2.7%
American Equity Investment Life Holding Co.	75,015	919,684
American National Insurance Co.	12,000	842,400
American Safety Insurance Holdings Ltd. *	11,600	219,588
AMERISAFE, Inc. *	15,300	408,816
AmTrust Financial Services, Inc.	12,080	329,059
Argo Group International Holdings Ltd.	32,959	951,197
Baldwin & Lyons, Inc., Class B	5,400	117,558
Citizens, Inc. *	17,080	164,139
CNA Financial Corp.	23,700	725,694
Crawford & Co., Class A	21,400	80,036
Crawford & Co., Class B	26,700	127,359
Donegal Group, Inc., Class A	6,000	81,720
eHealth, Inc. *	10,000	177,200
Employers Holdings, Inc.	30,900	535,188
Enstar Group Ltd. *	3,510	330,537
FBL Financial Group, Inc., Class A	15,600	454,272
Flagstone Reinsurance Holdings S.A.	53,300	399,750
Global Indemnity plc *	12,870	231,789
Greenlight Capital Re Ltd., Class A *	17,800	443,220
Hallmark Financial Services, Inc. *	13,500	101,520
Harleysville Group, Inc.	8,535	511,588
Hilltop Holdings, Inc. *	34,970	277,312
Horace Mann Educators Corp.	47,690	836,959
Infinity Property & Casualty Corp.	12,365	660,415
Kansas City Life Insurance Co.	5,277	171,714
Maiden Holdings Ltd.	67,600	561,080
Meadowbrook Insurance Group, Inc.	43,400	383,222
National Financial Partners Corp. *	44,985	663,529
National Western Life Insurance Co., Class A	2,300	312,938
OneBeacon Insurance Group Ltd., Class A	30,600	435,438
Presidential Life Corp.	19,545	226,331
RLI Corp.	15,600	1,074,528
Safety Insurance Group, Inc.	11,305	450,504
Seabright Holdings, Inc.	26,800	240,932
State Auto Financial Corp.	14,130	202,483
Stewart Information Services Corp.	33,600	494,592
The Navigators Group, Inc. *	12,965	615,837
The Phoenix Cos., Inc. *	169,900	356,790
Tower Group, Inc.	34,100	735,878
United Fire Group, Inc.	19,860	341,989
Universal Insurance Holdings, Inc.	41,600	172,224

		17,367,009

Materials 5.8%
A. M. Castle & Co. *	30,678	410,778
A. Schulman, Inc.	30,933	761,261
AEP Industries, Inc. *	7,340	255,946
Allied Nevada Gold Corp. *	7,000	205,030
AMCOL International Corp.	15,320	504,947
American Vanguard Corp.	7,500	187,500
Balchem Corp.	6,700	193,630
Boise, Inc.	120,900	923,676
Buckeye Technologies, Inc.	18,880	611,901
Calgon Carbon Corp. *	24,500	339,080
Carpenter Technology Corp.	22,200	1,235,652
Century Aluminum Co. *	110,700	1,018,440
China Gerui Advanced Materials Group Ltd. *	26,200	74,670
Clearwater Paper Corp. *	23,460	773,476
Compass Minerals International, Inc.	14,930	1,142,444
Deltic Timber Corp.	2,700	164,916
Eagle Materials, Inc.	23,070	812,525
Ferro Corp. *	188,730	979,509
Flotek Industries, Inc. *	8,000	109,120
Georgia Gulf Corp. *	33,724	1,195,516
Globe Specialty Metals, Inc.	21,600	288,144
Graphic Packaging Holding Co. *	120,500	644,675
Gulf Resources, Inc. (b)*	49,700	108,346
H.B. Fuller Co.	29,080	956,732
Hawkins, Inc.	4,900	170,177
Haynes International, Inc.	4,776	297,879
Headwaters, Inc. *	169,880	737,279
Hecla Mining Co.	133,245	570,289
Horsehead Holding Corp. *	36,300	407,649
Innophos Holdings, Inc.	8,850	435,154
Innospec, Inc. *	11,680	353,086
Intrepid Potash, Inc. *	17,800	442,330
Kaiser Aluminum Corp. (b)	12,280	645,560
KapStone Paper & Packaging Corp. *	18,900	341,334
Koppers Holdings, Inc.	16,460	639,965
Kraton Performance Polymers, Inc. *	26,300	683,800
Kronos Worldwide, Inc.	8,300	197,042
Landec Corp. *	26,800	172,592
Louisiana-Pacific Corp. *	127,300	1,152,065
LSB Industries, Inc. *	6,820	231,334

See financial notes 19

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Material Sciences Corp. *	11,300	86,332
Materion Corp. *	19,560	483,328
Mercer International, Inc. *	62,000	425,320
Metals USA Holdings Corp. *	23,300	351,364
Minerals Technologies, Inc.	12,010	805,871
Molycorp, Inc. (b)*	6,100	165,066
Myers Industries, Inc.	24,205	400,109
Neenah Paper, Inc.	12,565	358,856
NewMarket Corp.	5,095	1,137,306
Noranda Aluminum Holding Corp.	25,600	271,872
Olympic Steel, Inc.	15,500	327,515
Omnova Solutions, Inc. *	67,780	531,395
P.H. Glatfelter Co.	50,145	781,259
Quaker Chemical Corp.	7,600	329,840
Royal Gold, Inc.	8,250	511,170
RTI International Metals, Inc. *	27,880	684,454
Schnitzer Steel Industries, Inc., Class A	22,310	889,500
Schweitzer-Mauduit International, Inc.	8,086	548,393
Spartech Corp. *	34,565	168,677
Stepan Co.	7,165	651,012
Stillwater Mining Co. *	41,970	450,338
SunCoke Energy, Inc. *	61,800	940,596
Texas Industries, Inc. (b)	18,185	611,198
Titanium Metals Corp.	38,250	564,952
TPC Group, Inc. *	22,100	927,758
Tredegar Corp.	16,375	284,106
Universal Stainless & Alloy Products, Inc. *	5,700	264,480
Wausau Paper Corp.	60,010	543,691
Westlake Chemical Corp.	8,300	530,785
Yongye International, Inc. (b)*	49,800	159,858
Zep, Inc.	15,500	220,875
Zoltek Cos., Inc. *	17,500	193,025

		36,975,750

Media 2.2%
AH Belo Corp., Class A	18,900	83,349
AMC Networks, Inc., Class A *	12,700	539,750
Arbitron, Inc.	9,360	356,148
Belo Corp., Class A	117,600	792,624
Carmike Cinemas, Inc. *	14,075	187,620
Central European Media Enterprises Ltd., Class A (b)*	135,000	1,067,850
Clear Channel Outdoor Holdings, Inc., Class A *	52,400	396,668
CTC Media, Inc.	23,700	256,671
Cumulus Media, Inc., Class A (b)*	46,500	168,795
Digital Generation, Inc. *	37,200	345,216
DreamWorks Animation SKG, Inc., Class A (b)*	54,700	985,147
Entercom Communications Corp., Class A *	61,400	380,066
Fisher Communications, Inc. *	4,900	160,671
Gray Television, Inc. *	48,000	86,400
Harte-Hanks, Inc.	65,035	546,294
Journal Communications, Inc., Class A *	44,915	188,194
Knology, Inc. *	18,200	353,990
LIN TV Corp., Class A *	49,633	196,050
Lions Gate Entertainment Corp. (b)*	59,600	728,908
LodgeNet Interactive Corp. (b)*	37,850	87,055
Media General, Inc., Class A (b)*	38,570	137,695
Meredith Corp. (b)	31,800	916,794
Morningstar, Inc.	4,635	267,532
National CineMedia, Inc.	30,900	441,561
Nexstar Broadcasting Group, Inc., Class A *	11,600	89,900
Scholastic Corp.	32,400	989,820
Sinclair Broadcast Group, Inc., Class A	22,719	233,551
Sirius XM Radio, Inc. *	261,500	590,990
SuperMedia, Inc. (b)*	65,200	112,144
The E.W. Scripps Co., Class A *	52,300	479,068
The Madison Square Garden, Inc., Class A *	29,400	1,057,518
The McClatchy Co., Class A (b)*	215,100	585,072
World Wrestling Entertainment, Inc., Class A (b)	39,800	313,624

		14,122,735

Pharmaceuticals, Biotechnology & Life Sciences 2.5%
Affymetrix, Inc. *	75,390	333,224
Albany Molecular Research, Inc. *	45,900	146,421
Alexion Pharmaceuticals, Inc. *	5,800	523,856
Alkermes plc *	12,500	216,250
Alnylam Pharmaceuticals, Inc. *	6,900	78,591
AMAG Pharmaceuticals, Inc. *	7,200	112,752
Amylin Pharmaceuticals, Inc. *	20,900	541,519
Bio-Rad Laboratories, Inc., Class A *	10,400	1,123,096
BioMarin Pharmaceuticals, Inc. *	11,300	392,110
Bruker Corp. *	19,685	295,865
Cambrex Corp. *	114,529	742,148
Cepheid, Inc. *	2,800	107,548
Cubist Pharmaceuticals, Inc. *	14,140	597,839
Dendreon Corp. (b)*	19,600	228,340
Emergent Biosolutions, Inc. *	15,300	215,118
Enzon Pharmaceuticals, Inc. *	29,900	186,277
eResearch Technology, Inc. *	25,700	203,030
Hi-Tech Pharmacal Co., Inc. *	2,900	94,511
Human Genome Sciences, Inc. (b)*	31,800	467,778
Illumina, Inc. (b)*	19,260	857,648
Impax Laboratories, Inc. *	26,500	652,695
InterMune, Inc. *	7,200	75,168
Isis Pharmaceuticals, Inc. *	14,600	116,800
Luminex Corp. *	6,800	170,272
Medicis Pharmaceutical Corp., Class A	17,725	681,881
Momenta Pharmaceuticals, Inc. *	7,000	111,160
Myriad Genetics, Inc. *	17,140	445,811
Obagi Medical Products, Inc. *	8,100	106,272
Onyx Pharmaceuticals, Inc. *	9,400	427,794
Pacific Biosciences of California, Inc. (b)*	29,700	80,190
Par Pharmaceutical Cos., Inc. *	18,870	798,956
PAREXEL International Corp. *	30,720	827,597
PDL BioPharma, Inc.	160,350	1,008,601
QLT, Inc. *	25,100	167,166
Questcor Pharmaceuticals, Inc. *	3,500	157,150
Regeneron Pharmaceuticals, Inc. *	3,200	432,832
Salix Pharmaceuticals Ltd. *	5,295	261,573

20 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sinovac Biotech Ltd. *	44,300	95,688
Synageva BioPharma Corp. *	2,400	91,152
Techne Corp.	7,865	526,483
The Medicines Co. *	9,320	205,879
United Therapeutics Corp. *	11,720	512,750
Vertex Pharmaceuticals, Inc. *	7,000	269,360
ViroPharma, Inc. *	22,460	488,505

		16,175,656

Real Estate 7.7%
Acadia Realty Trust	21,874	507,039
Agree Realty Corp.	6,400	145,920
Alexander’s, Inc.	420	163,645
Altisource Portfolio Solutions S.A. *	3,700	221,371
American Assets Trust, Inc.	4,900	115,199
American Campus Communities, Inc.	24,360	1,082,802
Anworth Mortgage Asset Corp.	159,155	1,072,705
Apollo Commercial Real Estate Finance, Inc.	13,300	214,529
Ashford Hospitality Trust	120,485	1,028,942
Associated Estates Realty Corp.	19,300	326,749
AV Homes, Inc. *	17,745	221,280
Campus Crest Communities, Inc.	12,200	142,130
CapLease, Inc.	67,600	280,540
Capstead Mortgage Corp.	86,550	1,188,331
Cedar Realty Trust, Inc.	103,145	538,417
Chesapeake Lodging Trust	8,900	161,090
Colony Financial, Inc.	6,900	117,231
Coresite Realty Corp.	5,800	144,478
Cousins Properties, Inc.	108,283	851,104
CreXus Investment Corp.	11,300	118,537
CubeSmart	59,675	749,518
CYS Investments, Inc.	28,500	391,305
Douglas Emmett, Inc.	53,600	1,245,664
DuPont Fabros Technology, Inc.	18,200	494,130
Dynex Capital, Inc.	15,400	145,222
EastGroup Properties, Inc.	14,150	711,745
Education Realty Trust, Inc.	33,300	375,291
Equity Lifestyle Properties, Inc.	7,470	522,452
Equity One, Inc.	32,900	683,662
Extra Space Storage, Inc.	34,865	1,058,153
FelCor Lodging Trust, Inc. *	178,550	753,481
First Industrial Realty Trust, Inc. *	61,100	753,974
First Potomac Realty Trust	41,000	510,040
Forest City Enterprises, Inc., Class A *	67,900	1,083,005
Forestar Group, Inc. *	22,060	339,283
Franklin Street Properties Corp.	70,520	710,136
Getty Realty Corp.	17,060	269,889
Gladstone Commercial Corp.	8,900	151,211
Glimcher Realty Trust	61,925	612,438
Government Properties Income Trust	12,800	297,216
Gramercy Capital Corp. *	68,000	174,760
Healthcare Realty Trust, Inc.	50,500	1,084,740
Hersha Hospitality Trust	105,540	606,855
HomeBanc Corp. (b)(c)(d)*	6,875	—
Howard Hughes Corp. *	20,100	1,348,911
Hudson Pacific Properties, Inc.	9,300	147,219
Inland Real Estate Corp.	82,730	711,478
Invesco Mortgage Capital, Inc.	36,200	638,568
Investors Real Estate Trust	81,225	586,445
Kennedy-Wilson Holdings, Inc.	7,900	111,074
Kite Realty Group Trust	68,080	347,889
LaSalle Hotel Properties	41,140	1,209,927
LTC Properties, Inc.	11,630	387,046
Medical Properties Trust, Inc.	65,600	615,328
Mid-America Apartment Communities, Inc.	16,845	1,146,639
Mission West Properties, Inc.	26,700	234,426
Monmouth Real Estate Investment Corp., Class A	17,800	182,628
MPG Office Trust, Inc. *	96,620	203,868
National Health Investors, Inc.	7,835	387,597
New York Mortgage Trust, Inc. (b)	12,500	85,875
Newcastle Investment Corp.	155,500	1,099,385
NorthStar Realty Finance Corp.	199,432	1,136,762
Omega Healthcare Investors, Inc.	48,190	1,031,748
One Liberty Properties, Inc.	10,703	202,394
Parkway Properties, Inc.	34,720	343,381
Pebblebrook Hotel Trust	15,100	363,608
Pennsylvania Real Estate Investment Trust	79,500	1,120,155
PennyMac Mortgage Investment Trust	14,400	292,176
Post Properties, Inc.	22,520	1,096,724
PS Business Parks, Inc.	8,950	610,838
RAIT Financial Trust (b)	195,920	948,253
Ramco-Gershenson Properties Trust	43,070	518,563
Resource Capital Corp.	90,000	486,000
Retail Opportunity Investments Corp.	15,400	187,110
RLJ Lodging Trust	45,300	850,734
Rouse Properties, Inc. (b)*	8,400	112,896
Sabra Health Care REIT, Inc.	66,933	1,120,458
Saul Centers, Inc.	8,505	340,285
Sovran Self Storage, Inc.	15,870	836,349
Starwood Property Trust, Inc.	41,800	872,366
Strategic Hotels & Resorts, Inc. *	97,455	663,669
Summit Hotel Properties, Inc.	16,800	140,448
Sun Communities, Inc.	12,555	549,281
Sunstone Hotel Investors, Inc. *	121,300	1,237,260
Tanger Factory Outlet Centers, Inc.	25,380	794,902
The St. Joe Co. *	33,670	600,336
Two Harbors Investment Corp.	18,400	192,464
UMH Properties, Inc.	9,900	116,721
Universal Health Realty Income Trust	4,000	161,760
Urstadt Biddle Properties, Class A	12,195	234,632
Winthrop Realty Trust	16,800	179,256

		49,152,041

Retailing 4.9%
1-800-FLOWERS.COM, Inc., Class A *	45,247	134,836
America’s Car-Mart, Inc. *	3,900	179,166
Bebe Stores, Inc.	28,890	236,898
Big 5 Sporting Goods Corp.	37,440	313,373
Blue Nile, Inc. (b)*	4,200	127,176
Brown Shoe Co., Inc.	85,642	780,199
Build-A-Bear Workshop, Inc. *	49,750	224,372
Casual Male Retail Group, Inc. *	50,300	157,942
Charming Shoppes, Inc. *	201,300	1,187,670

See financial notes 21

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Chico’s FAS, Inc.	74,300	1,141,248
Christopher & Banks Corp.	67,040	125,365
Citi Trends, Inc. *	21,600	240,624
Coldwater Creek, Inc. *	252,960	250,430
Conn’s, Inc. *	29,589	483,780
Cost Plus, Inc. *	23,900	462,943
Destination Maternity Corp.	14,900	295,616
DSW, Inc., Class A	11,668	656,442
Express, Inc. *	37,800	892,836
Fred’s, Inc., Class A	47,270	676,906
Genesco, Inc. *	14,600	1,095,000
GNC Holdings, Inc., Class A	29,300	1,144,458
Gordmans Stores, Inc. *	6,400	135,936
Haverty Furniture Cos, Inc.	22,000	264,000
hhgregg, Inc. (b)*	25,400	265,684
Hibbett Sports, Inc. *	7,785	464,920
Hot Topic, Inc.	45,700	447,860
Jos. A. Bank Clothiers, Inc. *	12,585	598,417
Kirkland’s, Inc. *	10,222	149,650
Lithia Motors, Inc., Class A	28,535	765,594
Lumber Liquidators Holdings, Inc. *	9,800	283,514
MarineMax, Inc. *	30,700	327,262
Monro Muffler Brake, Inc.	7,640	315,226
Netflix, Inc. *	8,200	657,148
New York & Co, Inc. *	47,200	186,440
Nutrisystem, Inc.	35,830	414,911
Orbitz Worldwide, Inc. *	64,700	236,155
Overstock.com, Inc. (b)*	31,860	192,116
Pacific Sunwear of California, Inc. *	149,130	219,221
PetMed Express, Inc. (b)	9,400	126,618
Pier 1 Imports, Inc.	27,985	480,782
Pool Corp.	24,680	910,939
Rue21, Inc. *	7,400	224,590
Sally Beauty Holdings, Inc. *	44,465	1,182,769
Select Comfort Corp. *	10,770	311,038
Shoe Carnival, Inc. *	17,100	332,424
Shutterfly, Inc. *	8,900	276,968
Stage Stores, Inc.	48,755	744,489
Stein Mart, Inc. *	46,615	299,268
Systemax, Inc. *	9,445	162,171
The Bon-Ton Stores, Inc. (b)	58,711	364,008
The Buckle, Inc. (b)	15,122	698,334
The Cato Corp., Class A	20,195	562,027
The Children’s Place Retail Stores, Inc. *	22,360	1,028,113
The Finish Line, Inc., Class A	27,052	602,178
The Pep Boys - Manny, Moe & Jack	58,515	873,629
The Talbots, Inc. (b)*	236,580	700,277
TravelCenters of America L.L.C. *	150,900	950,670
TripAdvisor, Inc. *	22,000	825,220
Tuesday Morning Corp. *	68,230	275,649
Ulta Salon, Cosmetics & Fragrance, Inc.	6,600	581,988
ValueVision Media, Inc., Class A *	98,020	158,792
Vitamin Shoppe, Inc. *	9,700	456,579
VOXX International Corp. *	24,620	312,428
West Marine, Inc. *	18,280	214,059
Wet Seal, Inc., Class A *	104,960	345,318
Zale Corp. *	186,800	511,832
Zumiez, Inc. *	7,180	263,219

		31,507,710

Semiconductors & Semiconductor Equipment 3.7%
Advanced Energy Industries, Inc. *	29,220	348,887
Alpha & Omega Semiconductor Ltd. *	14,200	140,438
ANADIGICS, Inc. *	58,000	128,180
Applied Micro Circuits Corp. *	27,540	153,673
ATMI, Inc. *	18,415	386,899
Axcelis Technologies, Inc. *	108,560	147,642
Brooks Automation, Inc.	31,490	370,322
Cabot Microelectronics Corp.	12,830	441,095
Canadian Solar, Inc. (b)*	103,000	355,350
Cavium, Inc. *	4,100	119,966
CEVA, Inc. *	3,700	81,733
ChipMOS TECHNOLOGIES Bermuda Ltd. *	20,300	272,020
Cirrus Logic, Inc. *	13,535	370,588
Cohu, Inc.	18,710	205,436
Cymer, Inc. *	13,620	706,061
Cypress Semiconductor Corp. *	38,305	593,727
Diodes, Inc. *	16,497	367,718
DSP Group, Inc. *	33,340	218,044
Entegris, Inc. *	58,645	519,008
Entropic Communications, Inc. *	24,700	104,481
Exar Corp. *	20,115	159,311
Fairchild Semiconductor International, Inc. *	75,500	1,069,835
FormFactor, Inc. *	51,165	286,524
Freescale Semiconductor Holdings I Ltd. *	33,500	415,735
GT Advanced Technologies, Inc. *	57,800	376,278
Hittite Microwave Corp. *	4,955	265,291
Integrated Device Technology, Inc. *	95,480	646,400
International Rectifier Corp. *	44,700	975,801
IXYS Corp. *	12,100	150,766
Kopin Corp. *	31,400	112,098
Kulicke & Soffa Industries, Inc. *	31,980	418,938
Lattice Semiconductor Corp. *	37,700	205,842
LTX-Credence Corp. *	20,900	144,210
Magnachip Semiconductor Corp. *	29,900	352,222
Micrel, Inc.	19,850	216,167
Microsemi Corp. *	29,545	635,808
MKS Instruments, Inc.	26,750	739,637
Monolithic Power Systems, Inc. *	11,700	242,424
Nanometrics, Inc. *	5,200	80,652
OmniVision Technologies, Inc. *	40,380	743,800
Pericom Semiconductor Corp. *	21,200	166,632
Photronics, Inc. *	75,725	468,738
PMC-Sierra, Inc. *	116,425	823,125
Power Integrations, Inc.	6,360	240,917
Rambus, Inc. *	35,900	182,731
RF Micro Devices, Inc. *	167,845	726,769
Rudolph Technologies, Inc. *	15,100	163,080
Semtech Corp. *	14,905	406,310
Sigma Designs, Inc. *	51,050	281,285
Silicon Image, Inc. *	37,060	222,360
Silicon Laboratories, Inc. *	8,590	304,859
Skyworks Solutions, Inc. *	40,700	1,104,598
Spansion, Inc., Class A *	71,700	864,702
Standard Microsystems Corp. *	13,590	359,863
STR Holdings, Inc. *	39,100	149,362
SunPower Corp. (b)*	73,469	412,161

22 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Supertex, Inc. *	7,700	157,619
Tessera Technologies, Inc. *	35,390	553,500
TriQuint Semiconductor, Inc. *	107,360	523,917
Ultra Clean Holdings, Inc. *	19,400	132,890
Veeco Instruments, Inc. (b)*	24,960	753,542
Volterra Semiconductor Corp. *	3,700	121,693

		23,389,660

Software & Services 7.2%
ACI Worldwide, Inc. *	9,157	364,998
Actuate Corp. *	19,000	134,900
Acxiom Corp. *	69,615	955,814
Advent Software, Inc. *	9,820	265,042
American Software, Inc., Class A	14,400	119,232
Ancestry.com, Inc. (b)*	11,300	301,710
Ariba, Inc. *	10,245	391,359
AsiaInfo-Linkage, Inc. (b)*	31,200	393,120
Aspen Technology, Inc. *	6,900	136,482
Bankrate, Inc. *	6,800	159,256
Blackbaud, Inc.	10,200	315,996
Booz Allen Hamilton Holding Corp.	19,800	338,580
Bottomline Technologies, Inc. *	5,200	122,356
Cadence Design Systems, Inc. *	70,400	821,568
Cardtronics, Inc. *	11,200	295,232
Cass Information Systems, Inc.	2,910	119,165
CIBER, Inc. *	111,570	464,131
CommVault Systems, Inc. *	4,000	208,280
Computer Task Group, Inc. *	7,700	111,034
comScore, Inc. *	6,000	119,520
Concur Technologies, Inc. *	7,100	401,576
CoStar Group, Inc. *	4,940	360,077
CSG Systems International, Inc. *	28,345	408,168
DealerTrack Holdings, Inc. *	8,995	268,321
Dice Holdings, Inc. *	17,200	185,416
Digital River, Inc. *	31,750	597,217
Dynamics Research Corp. *	11,500	82,685
Earthlink, Inc.	126,375	1,026,165
Ebix, Inc. (b)	5,900	120,655
EPIQ Systems, Inc.	21,370	242,763
ePlus, Inc. *	4,800	142,368
Euronet Worldwide, Inc. *	39,395	852,114
Exlservice Holdings, Inc. *	6,100	168,848
FactSet Research Systems, Inc.	9,165	961,042
Fair Isaac Corp.	14,905	639,424
FleetCor Technologies, Inc. *	7,800	308,490
Forrester Research, Inc.	7,025	249,036
Fortinet, Inc. *	5,800	151,496
Gartner, Inc. *	18,900	827,820
Genpact Ltd. *	63,450	1,058,346
Global Cash Access Holdings, Inc. *	54,735	462,511
Heartland Payment Systems, Inc.	21,165	644,898
iGATE Corp. *	6,300	122,598
Informatica Corp. *	6,255	287,855
InfoSpace, Inc. *	16,400	182,532
Internap Network Services Corp. *	26,400	185,856
InterXion Holding N.V. *	9,000	180,630
IntraLinks Holdings, Inc. *	31,800	148,188
j2 Global, Inc.	15,185	392,229
Jack Henry & Associates, Inc.	27,980	950,201
JDA Software Group, Inc. *	22,285	643,591
Kenexa Corp. *	5,700	186,219
KIT Digital, Inc. (b)*	11,900	80,682
Limelight Networks, Inc. *	29,700	81,378
Lionbridge Technologies, Inc. *	72,100	198,275
Liquidity Services, Inc. *	2,700	143,991
Manhattan Associates, Inc. *	5,595	280,589
ManTech International Corp., Class A	25,000	785,500
MAXIMUS, Inc.	11,090	490,733
Mentor Graphics Corp. *	51,420	743,019
MercadoLibre, Inc.	1,700	164,458
MICROS Systems, Inc. *	17,640	1,002,481
MicroStrategy, Inc., Class A *	1,828	255,518
ModusLink Global Solutions, Inc. *	69,475	343,901
MoneyGram International, Inc. *	5,700	95,988
Monotype Imaging Holdings, Inc. *	9,500	134,805
Move, Inc. *	14,375	125,063
NCI, Inc., Class A *	16,100	79,856
Net 1 UEPS Technologies, Inc. *	36,560	321,728
NetScout Systems, Inc. *	13,000	268,970
NeuStar, Inc., Class A *	20,275	736,996
NIC, Inc.	12,200	136,518
Openwave Systems, Inc. *	102,135	263,508
Opnet Technologies, Inc.	3,700	85,692
Parametric Technology Corp. *	32,540	702,213
Perficient, Inc. *	14,600	175,346
PRGX Global, Inc. *	22,200	140,304
Progress Software Corp. *	27,325	632,300
QLIK Technologies, Inc. *	4,900	141,169
Quest Software, Inc. *	33,180	772,099
QuinStreet, Inc. *	20,000	210,200
Rackspace Hosting, Inc. *	11,420	663,388
RealNetworks, Inc.	24,436	233,853
Red Hat, Inc. *	15,600	929,916
Rosetta Stone, Inc. (b)*	14,300	149,578
Rovi Corp. *	31,769	908,593
Salesforce.com, Inc. *	6,221	968,796
Sapient Corp.	31,080	372,028
SeaChange International, Inc. *	25,000	205,500
SINA Corp. *	10,780	630,738
Smith Micro Software, Inc. *	60,400	121,404
Sohu.com, Inc. (b)*	11,100	572,427
Solarwinds, Inc. *	2,400	112,584
Solera Holdings, Inc.	10,860	488,048
SS&C Technologies Holdings, Inc. *	12,500	297,125
Synchronoss Technologies, Inc. *	4,700	147,110
Syntel, Inc.	4,855	290,766
Take-Two Interactive Software, Inc. *	52,455	739,615
TeleCommunication Systems, Inc., Class A *	73,500	141,855
TeleTech Holdings, Inc. *	41,710	631,906
The Hackett Group, Inc. *	23,800	135,898
The Ultimate Software Group, Inc. *	1,500	115,740
THQ, Inc. *	758,710	513,950
TIBCO Software, Inc. *	27,030	889,287
TiVo, Inc. *	13,100	141,349
TNS, Inc. *	22,095	450,738
Tyler Technologies, Inc. *	5,280	210,936
United Online, Inc.	134,527	637,658
ValueClick, Inc. *	27,280	577,790
VASCO Data Security International, Inc. *	10,400	81,016
VeriFone Systems, Inc. *	11,135	530,471

See financial notes 23

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Verint Systems, Inc. *	8,500	257,040
VeriSign, Inc.	23,300	957,863
Virtusa Corp. *	8,500	128,265
VistaPrint N.V. (b)*	10,120	377,375
VMware, Inc., Class A *	6,900	770,868
WebMD Health Corp. *	20,284	461,461
Websense, Inc. *	11,690	242,451
Wright Express Corp. *	10,500	670,110
XO Group, Inc. *	16,700	154,809
Yandex N.V. *	6,100	144,692

		46,225,387

Technology Hardware & Equipment 5.9%
3D Systems Corp. (b)*	4,900	144,501
Acme Packet, Inc. *	8,100	227,367
ADTRAN, Inc.	19,245	587,357
Aeroflex Holding Corp. *	12,100	135,520
Agilysys, Inc. *	27,522	241,093
Anaren, Inc. *	9,000	162,360
Arris Group, Inc. *	93,105	1,203,848
Aruba Networks, Inc. *	5,400	114,048
Aviat Networks, Inc. *	83,960	214,098
Avid Technology, Inc. *	43,925	381,708
AVX Corp.	47,600	604,520
Badger Meter, Inc.	6,900	254,886
Bel Fuse, Inc., Class B	8,400	149,436
Black Box Corp.	24,040	543,544
Calix, Inc. *	17,400	138,504
Checkpoint Systems, Inc. *	58,080	636,557
Ciena Corp. *	22,560	334,339
Cognex Corp.	9,165	368,891
Coherent, Inc. *	9,540	501,804
Comtech Telecommunications Corp.	22,370	691,680
Comverse Technology, Inc. *	105,200	678,540
Cray, Inc. *	21,100	235,265
CTS Corp.	33,495	359,401
Daktronics, Inc.	33,065	269,149
Datalink Corp. *	10,400	105,872
Digi International, Inc. *	17,700	164,256
Dolby Laboratories, Inc., Class A *	16,800	659,064
DTS, Inc. *	4,300	134,160
EchoStar Corp., Class A *	35,200	1,022,560
Electro Rent Corp.	12,905	201,060
Electro Scientific Industries, Inc.	17,435	248,623
Electronics for Imaging, Inc. *	28,902	515,901
Emcore Corp. (b)*	24,024	108,588
Emulex Corp. *	52,965	459,736
Extreme Networks, Inc. *	55,465	212,431
F5 Networks, Inc. *	7,540	1,009,832
Fabrinet *	11,800	198,476
FARO Technologies, Inc. *	3,100	173,538
FEI Co. *	12,820	643,179
Finisar Corp. *	29,030	479,576
Gerber Scientific, Inc. (b)(c)(d)*	19,700	—
Globecomm Systems, Inc. *	10,200	144,636
GSI Group, Inc. *	20,500	247,435
Harmonic, Inc. *	63,800	301,136
Hutchinson Technology, Inc. (b)*	58,500	120,510
Imation Corp. *	61,585	357,193
Infinera Corp. *	34,500	247,020
InterDigital, Inc.	11,100	307,692
Intermec, Inc. *	67,835	360,882
Intevac, Inc. *	22,300	179,738
IPG Photonics Corp. *	4,500	217,800
Ixia *	6,600	83,160
JDS Uniphase Corp. *	72,800	884,520
KEMET Corp. *	61,000	519,110
Littelfuse, Inc.	7,045	441,510
Loral Space & Communications, Inc.	5,650	350,583
Measurement Specialties, Inc. *	6,800	242,964
Mercury Computer Systems, Inc. *	10,700	141,240
Methode Electronics, Inc.	36,130	305,299
MTS Systems Corp.	6,080	291,658
Multi-Fineline Electronix, Inc. *	7,520	199,205
Nam Tai Electronics, Inc.	25,740	128,185
National Instruments Corp.	24,242	659,382
NETGEAR, Inc. *	15,050	579,425
Newport Corp. *	20,330	347,033
Novatel Wireless, Inc. *	59,900	173,111
Oclaro, Inc. *	42,600	122,262
Oplink Communications, Inc. *	9,200	145,728
Opnext, Inc. *	142,900	170,051
Orbotech Ltd. *	21,000	229,320
OSI Systems, Inc. *	6,590	440,607
Park Electrochemical Corp.	13,710	395,534
PC Connection, Inc.	23,100	185,262
Plantronics, Inc.	16,410	628,831
Plexus Corp. *	29,580	957,505
Polycom, Inc. *	51,540	683,936
Power-One, Inc. *	95,400	408,312
Powerwave Technologies, Inc. (b)*	185,824	209,981
Pulse Electronics Corp.	37,710	77,306
QLogic Corp. *	47,380	817,305
Quantum Corp. *	147,900	352,002
Radisys Corp. *	23,200	147,320
RADWARE Ltd. *	3,400	130,832
RealD, Inc. (b)*	8,200	99,056
Richardson Electronics Ltd.	14,700	185,367
Rimage Corp.	10,400	94,536
Riverbed Technology, Inc. *	13,100	258,463
Rofin-Sinar Technologies, Inc. *	19,110	481,572
Rogers Corp. *	8,920	341,547
ScanSource, Inc. *	26,340	868,166
Silicon Graphics International Corp. *	15,660	147,830
Smart Technologies, Inc. *	38,100	96,393
Sonus Networks, Inc. *	92,670	262,256
STEC, Inc. *	30,100	249,529
Stratasys, Inc. *	3,800	194,598
Super Micro Computer, Inc. *	14,000	247,100
Sycamore Networks, Inc. *	12,700	197,993
Symmetricom, Inc. *	30,700	170,692
Synaptics, Inc. *	8,805	270,402
SYNNEX Corp. *	22,000	837,980
TESSCO Technologies, Inc.	7,100	142,000
TTM Technologies, Inc. *	45,500	470,015
UTStarcom Holdings Corp. *	114,500	149,995
ViaSat, Inc. *	15,615	754,205
Vishay Precision Group, Inc. *	10,900	157,832
Westell Technologies, Inc., Class A *	50,833	115,899
Xyratex Ltd.	34,625	502,755
Zebra Technologies Corp., Class A *	23,620	916,220
Zygo Corp. *	5,200	102,908

		37,763,098

24 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 1.4%
AboveNet, Inc. *	9,300	773,481
Alaska Communications Systems Group, Inc. (b)	175,840	450,150
Atlantic Tele-Network, Inc.	7,500	255,450
Cbeyond, Inc. *	34,060	219,006
Clearwire Corp., Class A (b)*	116,200	170,233
Cogent Communications Group, Inc. *	11,300	211,649
Consolidated Communications Holdings, Inc. (b)	27,100	524,385
Fairpoint Communications, Inc. (b)*	45,800	212,054
General Communication, Inc., Class A *	40,860	310,536
HickoryTech Corp.	12,000	119,160
IDT Corp., Class B	62,000	522,040
Iridium Communications, Inc. *	40,500	355,995
Leap Wireless International, Inc. *	96,000	538,560
Neutral Tandem, Inc. *	22,000	255,640
NTELOS Holdings Corp.	22,620	457,376
Premiere Global Services, Inc. *	50,500	451,975
Primus Telecommunications Group, Inc. *	7,200	125,280
SBA Communications Corp., Class A *	15,405	827,865
Shenandoah Telecommunications Co.	21,800	243,070
SureWest Communications	9,970	225,123
United States Cellular Corp. *	18,600	729,492
USA Mobility, Inc.	50,105	647,357
Vonage Holdings Corp. *	75,600	154,224

		8,780,101

Transportation 2.8%
Aegean Marine Petroleum Network, Inc.	64,100	458,315
Air Transport Services Group, Inc. *	90,230	478,219
Allegiant Travel Co. *	5,280	310,253
AMERCO	9,000	903,960
Arkansas Best Corp.	44,340	680,176
Baltic Trading Ltd. (b)	30,200	140,430
Celadon Group, Inc.	20,880	326,354
Copa Holdings S.A., Class A	12,300	1,000,113
Costamare, Inc.	9,900	139,590
Diana Shipping, Inc. *	96,635	759,551
Eagle Bulk Shipping, Inc. (b)*	175,760	288,246
Echo Global Logistics, Inc. *	4,900	83,447
Excel Maritime Carriers Ltd. (b)*	152,824	285,781
Forward Air Corp.	10,425	352,157
Genco Shipping & Trading Ltd. (b)*	165,645	886,201
Genesee & Wyoming, Inc., Class A *	12,465	671,988
Hawaiian Holdings, Inc. *	119,640	677,162
Heartland Express, Inc.	50,465	697,931
Hub Group, Inc., Class A *	23,010	805,350
International Shipholding Corp.	8,900	188,324
Knight Transportation, Inc.	26,325	432,256
Landstar System, Inc.	17,670	946,582
Marten Transport Ltd.	15,600	328,692
Navios Maritime Holdings, Inc.	121,800	465,276
Old Dominion Freight Line, Inc. *	25,250	1,122,867
Pacer International, Inc. *	85,460	513,615
Park-Ohio Holdings Corp. *	16,400	354,076
Quality Distribution, Inc. *	19,400	216,698
RailAmerica, Inc. *	10,900	252,662
Roadrunner Transportation Systems, Inc. *	12,900	223,815
Safe Bulkers, Inc.	26,100	178,785
Saia, Inc. *	20,800	390,624
Spirit Airlines, Inc. *	5,600	134,512
Star Bulk Carriers Corp. (b)	125,900	125,900
Swift Transportation Co. *	67,100	703,879
US Airways Group, Inc. *	147,400	1,512,324
Wesco Aircraft Holdings, Inc. *	7,500	118,425

		18,154,536

Utilities 1.6%
American States Water Co.	13,015	474,267
California Water Service Group	30,680	555,615
Central Vermont Public Service Corp.	8,645	304,736
CH Energy Group, Inc.	13,405	879,636
Chesapeake Utilities Corp.	6,850	287,837
Connecticut Water Service, Inc.	5,000	138,750
Consolidated Water Co., Ltd.	13,100	93,927
El Paso Electric Co.	31,890	977,110
MGE Energy, Inc.	16,700	763,858
Middlesex Water Co.	10,900	202,304
Northwest Natural Gas Co.	24,505	1,119,878
Ormat Technologies, Inc. (b)	12,200	241,194
Otter Tail Corp.	47,680	1,047,053
SJW Corp.	10,020	241,482
South Jersey Industries, Inc.	17,440	858,920
The Empire District Electric Co.	46,110	946,177
The Laclede Group, Inc.	22,440	883,687
The York Water Co.	6,200	108,314
Unitil Corp.	8,300	219,618

		10,344,363

Total Common Stock
(Cost $553,941,661)		631,381,904

Warrants 0.0% of net assets

Energy 0.0%
Magnum Hunter Resources Corp. (c)(d)*	1,535	—

Total Warrants
(Cost $—)		—

Other Investment Company 0.7% of net assets

Money Fund 0.7%
State Street Institutional U.S. Government Money Market Fund	4,712,628	4,712,628

Total Other Investment Company
(Cost $4,712,628)		4,712,628

See financial notes 25

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.1% of net assets

U.S. Treasury Obligation 0.1%
U.S. Treasury Bills
0.08%, 06/14/12 (a)(e)	800,000	799,922

Total Short-Term Investment
(Cost $799,922)		799,922

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 5.0% of net assets

State Street Institutional U.S. Government Money Market Fund	31,624,888	31,624,888

Total Collateral Invested for Securities on Loan
(Cost $31,624,888)		31,624,888

End of Collateral Invested for Securities on Loan

At 04/30/12 tax basis cost of the fund’s investments was $564,706,890 and the unrealized appreciation and depreciation were $119,668,780 and ($47,481,216), respectively, with a net unrealized appreciation of $72,187,564.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	All or a portion of this security is on loan.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(d)	Illiquid security. At the period end, the value of these amounted to $95,839 or 0.0% of net assets.
(e)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

Russell 2000 Index, mini, Long, expires 06/15/12	75	6,111,750	74,309

26 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings as of April 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

97.9%		Common Stock	398,182,531	383,771,434
0.4%		Preferred Stock	1,394,128	1,845,479
0.0%		Warrants	—	149
0.9%		Other Investment Company	3,391,695	3,493,750
0.1%		Short-Term Investment	211,429	211,429

99.3%		Total Investments	403,179,783	389,322,241
3.9%		Collateral Invested for Securities on Loan	15,290,058	15,290,058
(3	.2)%	Other Assets and Liabilities, Net		(12,657,441)

100.0%		Total Net Assets		391,954,858

	Number	Value
Security	of Shares	($)

Common Stock 97.9% of net assets

Australia 5.1%

Banks 1.8%
Australia & New Zealand Banking Group Ltd.	61,735	1,529,377
Bendigo and Adelaide Bank Ltd.	10,357	80,989
Commonwealth Bank of Australia	33,021	1,781,250
National Australia Bank Ltd.	68,998	1,803,559
Westpac Banking Corp.	69,899	1,647,255

		6,842,430

Capital Goods 0.0%
CSR Ltd.	39,868	72,100
Leighton Holdings Ltd.	3,956	84,339

		156,439

Commercial & Professional Supplies 0.1%
Brambles Ltd.	25,279	189,669
Downer EDI Ltd. *	18,744	69,973

		259,642

Consumer Services 0.1%
Crown Ltd.	9,094	85,872
TABCORP Holdings Ltd.	71,681	213,816
Tatts Group Ltd.	48,276	129,650

		429,338

Diversified Financials 0.1%
ASX Ltd.	2,354	78,262
BGP Holdings plc (a)(b)	453,854	—
Macquarie Group Ltd.	15,455	465,821

		544,083

Energy 0.3%
Caltex Australia Ltd.	7,993	113,874
Oil Search Ltd.	9,957	75,587
Origin Energy Ltd.	17,624	242,135
Santos Ltd.	13,713	198,934
Woodside Petroleum Ltd.	8,493	307,136
WorleyParsons Ltd.	3,217	94,198

		1,031,864

Food & Staples Retailing 0.4%
Metcash Ltd.	33,176	136,498
Wesfarmers Ltd.	23,438	735,996
Wesfarmers Ltd., Price Protected Shares	3,385	110,055
Woolworths Ltd.	28,268	762,212

		1,744,761

Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	9,182	118,846
Goodman Fielder Ltd.	109,621	74,972

		193,818

Health Care Equipment & Services 0.0%
Sonic Healthcare Ltd.	7,679	100,454

Insurance 0.5%
AMP Ltd.	73,762	326,145
Insurance Australia Group Ltd.	64,018	234,818
QBE Insurance Group Ltd.	47,804	685,894
Suncorp Group Ltd.	60,824	512,888

		1,759,745

Materials 0.9%
Amcor Ltd.	27,876	217,570
BHP Billiton Ltd.	51,148	1,897,960
BlueScope Steel Ltd. *	443,171	180,771
Boral Ltd.	24,318	95,107
Incitec Pivot Ltd.	33,521	113,292
Newcrest Mining Ltd.	3,244	88,399
OneSteel Ltd.	118,082	158,209
Orica Ltd.	6,373	177,358
OZ Minerals Ltd.	6,899	66,428
Rio Tinto Ltd.	8,494	581,201
Sims Metal Management Ltd.	7,162	105,320

		3,681,615

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
CSL Ltd.	4,955	188,689

Real Estate 0.4%
CFS Retail Property Trust	40,143	80,297
Dexus Property Group	119,418	115,862
Goodman Group	27,344	102,234
GPT Group	44,932	152,971
Lend Lease Group	21,249	163,663
Mirvac Group	103,995	139,737
Stockland	75,441	242,349
Westfield Group	63,920	611,161

		1,608,274

Software & Services 0.0%
Computershare Ltd.	8,235	71,823

See financial notes 27

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.1%
Telstra Corp., Ltd.	150,781	555,928

Transportation 0.2%
Asciano Ltd.	23,082	112,967
Qantas Airways Ltd. *	80,365	136,234
Sydney Airport	33,962	102,654
Toll Holdings Ltd.	20,799	126,066
Transurban Group	17,685	107,986

		585,907

Utilities 0.0%
AGL Energy Ltd.	8,982	139,771

		19,894,581

Austria 0.4%

Banks 0.1%
Erste Group Bank AG	19,672	453,620
Raiffeisen Bank International AG	3,395	112,965

		566,585

Capital Goods 0.0%
Wienerberger AG	7,874	92,002

Energy 0.1%
OMV AG	9,475	320,509

Insurance 0.0%
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,689	68,778

Materials 0.1%
Voestalpine AG	9,871	321,561

Real Estate 0.0%
Immofinanz Immobil *	48,682	171,395

Telecommunication Services 0.1%
Telekom Austria AG	20,470	224,608

		1,765,438

Belgium 0.8%

Banks 0.1%
Dexia S.A. (c)*	289,483	73,082
KBC GROEP NV	14,972	290,263

		363,345

Capital Goods 0.0%
Bekaert N.V.	2,340	69,499

Diversified Financials 0.0%
Groupe Bruxelles Lambert S.A.	2,563	177,875

Food & Staples Retailing 0.1%
Colruyt S.A.	1,805	73,954
Delhaize Group S.A.	8,345	406,164

		480,118

Food, Beverage & Tobacco 0.2%
Anheuser-Busch InBev N.V.	10,766	775,965

Insurance 0.1%
Ageas (c)	261,858	477,166

Materials 0.1%
Solvay S.A.	1,401	170,664
Umicore S.A.	3,333	180,995

		351,659

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A. (c)	3,911	182,879

Retailing 0.0%
S.A. D’Ieteren N.V.	1,500	66,227

Telecommunication Services 0.1%
Belgacom S.A. (c)	8,320	236,414

		3,181,147

Canada 6.6%

Automobiles & Components 0.1%
Magna International, Inc.	7,718	338,222

Banks 1.6%
Bank of Montreal (c)	15,813	939,160
Bank of Nova Scotia	22,648	1,256,375
Canadian Imperial Bank of Commerce	9,077	684,829
National Bank of Canada	3,430	267,706
Royal Bank of Canada	30,344	1,753,646
The Toronto-Dominion Bank	16,459	1,391,063

		6,292,779

Capital Goods 0.1%
Bombardier, Inc., Class A	9,900	42,292
Bombardier, Inc., Class B	46,868	198,318
Finning International, Inc.	3,380	94,435
SNC-Lavalin Group, Inc.	2,800	105,271
Superior Plus Corp.	9,000	67,693

		508,009

Consumer Services 0.0%
Tim Hortons, Inc.	1,300	75,038

Diversified Financials 0.1%
CI Financial Corp.	5,300	126,887
IGM Financial, Inc.	2,820	132,314
Onex Corp.	6,161	244,669

		503,870

Energy 1.8%
ARC Resources Ltd.	6,000	123,541
Baytex Energy Corp.	1,500	79,278
Bonavista Energy Corp.	4,100	73,961
Cameco Corp.	5,300	117,283
Canadian Natural Resources Ltd.	16,900	587,142
Canadian Oil Sands Ltd.	15,700	346,946
Cenovus Energy, Inc.	12,709	461,221
Crescent Point Energy Corp.	3,200	139,811
Enbridge, Inc.	10,438	437,343
Encana Corp.	48,709	1,020,184
Enerplus Corp.	7,900	146,188
Husky Energy, Inc.	8,967	233,922
Imperial Oil Ltd.	5,023	233,849
Nexen, Inc.	14,626	282,644
Pembina Pipeline Corp.	7,165	216,723
Pengrowth Energy Corp. (c)	17,000	152,817
Penn West Petroleum Ltd.	17,100	293,064
Precision Drilling Corp. *	9,200	84,750
Suncor Energy, Inc.	25,545	843,785
Talisman Energy, Inc.	28,581	373,808
TransCanada Corp.	14,535	639,461
Vermilion Energy, Inc.	1,500	72,734

		6,960,455

28 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food & Staples Retailing 0.3%
Alimentation Couche-Tard, Inc., Class B	4,137	179,451
Empire Co., Ltd, Class A	1,833	107,881
George Weston Ltd.	2,905	185,648
Loblaw Cos., Ltd.	4,864	164,210
Metro, Inc.	2,840	156,684
Shoppers Drug Mart Corp.	4,759	205,034

		998,908

Food, Beverage & Tobacco 0.1%
Saputo, Inc.	2,100	98,150
Viterra, Inc.	11,700	188,436

		286,586

Insurance 0.9%
Fairfax Financial Holdings Ltd.	562	230,404
Great-West Lifeco, Inc.	9,420	238,396
Industrial Alliance Insurance & Financial Services, Inc.	3,600	114,795
Intact Financial Corp.	2,123	137,070
Manulife Financial Corp.	84,448	1,154,925
Power Corp. of Canada	21,815	603,979
Power Financial Corp.	10,814	324,031
Sun Life Financial, Inc.	28,690	703,418

		3,507,018

Materials 0.6%
Agnico-eagle Mines Ltd.	2,000	79,891
Agrium, Inc.	2,112	186,047
Barrick Gold Corp.	11,116	449,659
First Quantum Minerals Ltd.	4,200	87,244
Goldcorp, Inc.	7,210	276,109
Kinross Gold Corp.	19,353	173,380
Methanex Corp.	2,200	77,457
Potash Corp. of Saskatchewan, Inc.	5,542	235,627
Sherritt International Corp.	14,000	80,073
Sino-Forest Corp. (a)(b)*	20,000	—
Teck Resources Ltd., Class B	11,414	425,895
Yamana Gold, Inc.	7,076	103,792

		2,175,174

Media 0.2%
Quebecor, Inc., Class B	2,092	82,232
Shaw Communications, Inc., Class B	8,277	170,592
Thomson Reuters Corp.	11,407	340,876

		593,700

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Valeant Pharmaceuticals International, Inc. *	2,800	155,752

Real Estate 0.2%
Brookfield Asset Management, Inc., Class A	15,955	526,531
Brookfield Properties Corp.	8,591	155,583
H&R REIT	3,200	79,040
RioCan REIT	3,672	100,884

		862,038

Retailing 0.0%
Canadian Tire Corp., Ltd., Class A	2,619	183,172

Software & Services 0.0%
CGI Group, Inc., Class A *	4,117	92,396

Technology Hardware & Equipment 0.1%
Celestica, Inc. *	11,112	99,551
Research In Motion Ltd. *	31,206	446,364

		545,915

Telecommunication Services 0.2%
BCE, Inc.	7,153	289,784
Rogers Communications, Inc., Class B	3,004	112,120
Telus Corp.	2,378	142,774
Telus Corp. - Non Voting Shares	1,431	83,975

		628,653

Transportation 0.2%
Canadian National Railway Co.	5,923	505,450
Canadian Pacific Railway Ltd.	2,632	203,691

		709,141

Utilities 0.1%
ATCO Ltd., Class I	1,533	113,440
Canadian Utilities Ltd., Class A	1,480	104,260
Emera, Inc.	2,400	84,936
Fortis, Inc.	4,100	142,194
TransAlta Corp.	7,469	123,847

		568,677

		25,985,503

China 0.0%

Food, Beverage & Tobacco 0.0%
Chaoda Modern Agriculture (Holdings) Ltd. (a)(b)*	171,320	18,217

Cyprus 0.0%

Banks 0.0%
Bank of Cyprus Public Co., Ltd.	210,340	125,376
Marfin Popular Bank Public Co., Ltd. *	195,515	52,316

		177,692

Denmark 0.7%

Banks 0.2%
Danske Bank A/S *	42,842	696,222
Jyske Bank A/S - Reg’d *	2,286	71,631

		767,853

Capital Goods 0.1%
FLSmidth & Co. A/S	1,020	71,801
Vestas Wind Systems A/S (c)*	17,424	153,576

		225,377

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	3,196	275,884

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Novo Nordisk A/S, Class B	2,900	427,527

Transportation 0.2%
AP Moller - Maersk A/S, Series A	29	216,306
AP Moller - Maersk A/S, Series B	74	579,415

See financial notes 29

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
DSV A/S	3,712	84,651

		880,372

		2,577,013

Finland 1.0%

Automobiles & Components 0.0%
Nokian Renkaat Oyj	2,008	95,323

Capital Goods 0.2%
Kone Oyj, B Shares	2,041	126,306
Metso Oyj	4,546	195,263
Wartsila Oyj	5,310	215,175
YIT Oyj	4,508	96,879

		633,623

Diversified Financials 0.0%
Pohjola Bank plc, A Shares	8,410	90,509

Energy 0.1%
Neste Oil Oyj	11,133	131,740

Food & Staples Retailing 0.0%
Kesko Oyj, B Shares	4,029	107,765

Insurance 0.1%
Sampo Oyj, A Shares	18,544	493,734

Materials 0.2%
Outokumpu Oyj *	68,046	110,704
Rautaruukki Oyj (c)	9,779	92,213
Stora Enso Oyj, R Shares	31,892	218,288
UPM-Kymmene Oyj	29,730	381,530

		802,735

Technology Hardware & Equipment 0.3%
Nokia Oyj	341,944	1,238,420

Telecommunication Services 0.0%
Elisa Oyj	5,253	118,463

Utilities 0.1%
Fortum Oyj	13,699	294,659

		4,006,971

France 10.7%

Automobiles & Components 0.5%
Cie Generale des Etablissements Michelin, Class B	5,616	419,699
Faurecia	3,146	67,602
Peugeot S.A.	49,624	595,984
Renault S.A.	16,160	735,131
Valeo S.A.	3,565	175,320

		1,993,736

Banks 1.3%
BNP Paribas S.A.	65,138	2,628,932
Credit Agricole S.A.	139,618	718,712
Natixis	50,506	153,963
Societe Generale S.A.	63,652	1,506,913

		5,008,520

Capital Goods 1.4%
Alstom S.A.	11,038	394,771
Bouygues S.A. (c)	20,787	567,144
Compagnie de Saint-Gobain	27,905	1,171,604
Eiffage S.A.	6,226	211,944
European Aeronautic Defence & Space Co., N.V.	8,371	330,811
Legrand S.A.	5,699	192,391
Nexans S.A.	2,045	102,493
Rexel S.A.	2,878	60,213
Safran S.A.	5,187	192,256
Schneider Electric S.A. *	13,718	844,972
Thales S.A.	3,355	116,312
Vallourec S.A.	4,647	279,850
Vinci S.A.	22,382	1,038,087
Zodiac Aerospace	736	80,992

		5,583,840

Consumer Durables & Apparel 0.3%
Christian Dior S.A.	1,821	274,591
LVMH Moet Hennessy Louis Vuitton S.A.	4,680	776,392

		1,050,983

Consumer Services 0.1%
Accor S.A.	9,036	312,471
Sodexo	3,084	245,694

		558,165

Diversified Financials 0.0%
Eurazeo	1,644	84,285
Wendel S.A.	976	73,106

		157,391

Energy 1.4%
Compagnie Generale de Geophysique - Veritas *	5,034	144,364
Technip S.A.	2,006	227,802
Total S.A.	107,601	5,165,236

		5,537,402

Food & Staples Retailing 0.4%
Carrefour S.A.	61,881	1,242,972
Casino Guichard Perrachon S.A. *	2,498	245,426
Rallye S.A.	2,097	70,030

		1,558,428

Food, Beverage & Tobacco 0.3%
DANONE S.A.	11,800	830,709
Pernod Ricard S.A.	4,062	421,504

		1,252,213

Health Care Equipment & Services 0.1%
Essilor International S.A.	2,294	202,140

Household & Personal Products 0.1%
L’Oreal S.A.	4,335	521,832

Insurance 0.7%
AXA S.A.	178,354	2,534,437
CNP Assurances	9,291	130,450
SCOR SE	8,136	215,097

		2,879,984

Materials 0.4%
Air Liquide S.A.	5,513	709,121
Arkema	1,506	133,566
Eramet	597	79,638
Imerys S.A.	1,158	65,982
Lafarge S.A.	14,241	556,636

		1,544,943

30 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Media 0.2%
Eutelsat Communications S.A.	1,916	68,221
Lagardere S.C.A.	8,750	265,328
Metropole Television S.A.	4,621	71,000
PagesJaunes Groupe (c)	19,749	56,700
Publicis Groupe S.A.	2,727	140,814
SES S.A.	6,996	167,627
Societe Television Francaise 1 (c)	7,789	75,445
Technicolor - Reg’d *	34,090	72,174

		917,309

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Sanofi	41,647	3,181,073

Real Estate 0.2%
Fonciere des Regions	1,147	88,873
ICADE *	818	69,012
Klepierre	2,489	78,907
Unibail-Rodamco SE	1,973	369,183

		605,975

Retailing 0.1%
PPR	2,728	456,530

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics N.V.	32,998	189,997

Software & Services 0.1%
AtoS	1,375	88,606
Cap Gemini S.A.	6,070	237,139

		325,745

Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	124,057	190,778
Neopost S.A.	1,250	71,941

		262,719

Telecommunication Services 1.0%
France Telecom S.A.	170,895	2,342,640
Vivendi S.A.	81,356	1,504,805

		3,847,445

Transportation 0.1%
Air France-KLM (c)*	43,715	210,075
Groupe Eurotunnel S.A. - Reg’d	8,320	70,001

		280,076

Utilities 1.0%
EDF S.A.	16,613	351,962
GDF Suez	95,524	2,199,367
Suez Environnement Co.	21,836	308,021
Veolia Environnement	76,524	1,120,440

		3,979,790

		41,896,236

Germany 8.4%

Automobiles & Components 1.0%
Bayerische Motoren Werke AG	9,750	927,343
Continental AG (c)	2,600	252,170
Daimler AG - Reg’d	46,465	2,570,981
Volkswagen AG	1,108	189,274

		3,939,768

Banks 0.1%
Commerzbank AG *	201,461	436,195

Capital Goods 0.8%
Bilfinger Berger SE	1,300	118,940
Brenntag AG	1,349	168,057
GEA Group AG	3,675	121,377
Hochtief AG	3,483	204,303
MAN SE	1,909	241,319
Siemens AG - Reg’d	24,021	2,229,638

		3,083,634

Consumer Durables & Apparel 0.1%
Adidas AG	3,771	314,539

Consumer Services 0.1%
TUI AG *	38,911	284,561

Diversified Financials 0.7%
Deutsche Bank AG - Reg’d	51,587	2,239,551
Deutsche Boerse AG	4,578	287,448

		2,526,999

Food & Staples Retailing 0.1%
Metro AG	14,294	461,481

Health Care Equipment & Services 0.2%
Celesio AG	23,662	408,052
Fresenius Medical Care AG & Co KGaA	3,331	236,540
Fresenius SE & Co KGaA	3,124	311,893

		956,485

Household & Personal Products 0.1%
Beiersdorf AG	1,265	88,774
Henkel AG & Co. KGaA	2,362	144,626

		233,400

Insurance 1.2%
Allianz SE - Reg’d	26,736	2,982,168
Hannover Rueckversicherung AG - Reg’d	2,953	178,708
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d (c)	11,069	1,607,775

		4,768,651

Materials 1.2%
Aurubis AG	2,339	130,182
BASF SE (c)	26,551	2,186,026
HeidelbergCement AG	9,068	498,963
K&S AG - Reg’d	3,917	195,779
Lanxess AG	2,080	165,602
Linde AG	2,525	432,187
Salzgitter AG	3,003	157,398
Symrise AG	2,366	68,572
ThyssenKrupp AG	28,974	687,127

		4,521,836

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Bayer AG - Reg’d (c)	20,390	1,436,759
Merck KGaA	1,185	130,255

		1,567,014

Retailing 0.0%
Douglas Holding AG	1,590	73,057

Semiconductors & Semiconductor Equipment 0.0%
Infineon Technologies AG	13,687	136,398

Software & Services 0.1%
SAP AG	8,473	561,874

See financial notes 31

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Technology Hardware & Equipment 0.0%
Wincor Nixdorf AG	1,235	47,917

Telecommunication Services 0.7%
Deutsche Telekom AG - Reg’d	237,705	2,680,058
Freenet AG	5,009	87,115

		2,767,173

Transportation 0.3%
Deutsche Lufthansa AG - Reg’d	23,316	303,630
Deutsche Post AG - Reg’d	55,764	1,041,333

		1,344,963

Utilities 1.3%
E.ON AG (c)	133,419	3,020,845
RWE AG	43,204	1,857,210

		4,878,055

		32,904,000

Greece 0.3%

Banks 0.2%
Alpha Bank A.E. *	133,077	186,734
EFG Eurobank Ergasias *	71,924	57,281
National Bank of Greece S.A. *	136,333	304,179
Piraeus Bank S.A. *	137,842	47,397

		595,591

Consumer Services 0.1%
OPAP S.A.	29,453	263,219

Food, Beverage & Tobacco 0.0%
Coca Cola Hellenic Bottling Co., S.A. *	5,165	102,554

Telecommunication Services 0.0%
Hellenic Telecommunications Organization S.A. (OTE)	34,169	111,547

Utilities 0.0%
Public Power Corp. S.A.	21,969	73,890

		1,146,801

Hong Kong 1.8%

Banks 0.2%
BOC Hong Kong (Holdings) Ltd.	94,500	292,087
Hang Seng Bank Ltd.	18,400	251,976
The Bank of East Asia, Ltd.	43,270	160,999

		705,062

Capital Goods 0.3%
Hutchison Whampoa Ltd.	92,000	881,364
Jardine Matheson Holdings Ltd.	4,800	237,428
Jardine Strategic Holdings Ltd.	4,000	128,396

		1,247,188

Consumer Durables & Apparel 0.0%
Yue Yuen Industrial (Holdings) Ltd.	21,500	71,725

Diversified Financials 0.1%
First Pacific Co., Ltd.	68,000	73,661
Hong Kong Exchanges & Clearing Ltd.	5,200	82,696

		156,357

Food, Beverage & Tobacco 0.0%
China Ocean Resources Co., Ltd.	18,257	68,512

Insurance 0.1%
AIA Group Ltd.	96,400	341,147

Real Estate 0.7%
Cheung Kong (Holdings) Ltd.	34,000	449,652
Hang Lung Group Ltd.	16,000	99,789
Hang Lung Properties Ltd.	32,000	117,649
Henderson Land Development Co., Ltd.	26,569	150,756
Hongkong Land Holdings Ltd.	47,000	290,978
Kerry Properties Ltd.	17,500	79,405
New World Development Co., Ltd.	126,000	156,195
Sino Land Co., Ltd.	56,000	96,059
Sun Hung Kai Properties Ltd.	37,600	450,369
Swire Pacific Ltd., Class A	29,000	341,853
The Link REIT	42,000	174,737
The Wharf Holdings Ltd.	33,000	195,702
Wheelock & Co., Ltd.	26,000	87,599

		2,690,743

Retailing 0.1%
Belle International Holdings Ltd.	48,000	93,659
Esprit Holdings Ltd.	100,884	206,269
GOME Electrical Appliances Holdings Ltd. (c)	240,000	43,305
Li & Fung Ltd.	86,000	183,390

		526,623

Technology Hardware & Equipment 0.0%
Kingboard Chemical Holdings Ltd.	24,500	68,443

Telecommunication Services 0.0%
HKT Trust & HKT Ltd. *	14,499	11,269
PCCW Ltd.	359,000	133,305

		144,574

Transportation 0.1%
Cathay Pacific Airways Ltd.	60,800	102,863
MTR Corp., Ltd.	29,000	102,852
Orient Overseas International Ltd.	18,500	126,050
Pacific Basin Shipping Ltd.	144,000	75,357

		407,122

Utilities 0.2%
CLP Holdings Ltd.	42,000	359,549
Hong Kong & China Gas Co., Ltd.	54,640	139,572
Power Assets Holdings Ltd.	26,500	197,848

		696,969

		7,124,465

Ireland 0.2%

Banks 0.1%
Irish Bank Resolution Corp., Ltd. (a)(b)*	9,106	—
The Governor & Company of the Bank of Ireland *	2,028,377	301,333

		301,333

Capital Goods 0.1%
DCC	4,530	114,531

32 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food, Beverage & Tobacco 0.0%
Kerry Group plc, Class A	2,130	97,274

Materials 0.0%
Smurfit Kappa Group plc	11,784	99,276

Transportation 0.0%
Ryanair Holdings plc *	14,358	81,083

		693,497

Israel 0.4%

Banks 0.1%
Bank Hapoalim B.M.	46,342	171,971
Bank Leumi Le-Israel B.M.	71,290	223,008

		394,979

Materials 0.0%
Israel Chemicals Ltd.	12,423	142,105

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Teva Pharmaceutical Industries Ltd.	13,493	616,996

Telecommunication Services 0.1%
Bezeq Israeli Telecommunication Corp., Ltd.	116,195	193,712
Cellcom Israel Ltd.	5,092	64,178

		257,890

		1,411,970

Italy 4.2%

Automobiles & Components 0.1%
Fiat S.p.A. *	114,358	552,372

Banks 1.1%
Banca Monte dei Paschi di Siena S.p.A. (c)	537,859	191,334
Banca Popolare dell’Emilia Romagna Scrl *	20,051	123,192
Banca Popolare di Milano Scarl	242,158	119,227
Banca Popolare di Sondrio Scarl	10,243	69,015
Banco Popolare Scarl (c)	207,371	308,377
Intesa Sanpaolo S.p.A.	964,978	1,462,766
UniCredit S.p.A.	417,755	1,666,264
Unione di Banche Italiane S.C.P.A.	80,647	299,749

		4,239,924

Capital Goods 0.2%
Fiat Industrial S.p.A.	30,558	346,898
Finmeccanica S.p.A.	69,471	298,841
Prysmian S.p.A.	6,598	107,474

		753,213

Consumer Durables & Apparel 0.0%
Luxottica Group S.p.A.	1,974	70,585

Diversified Financials 0.1%
Exor S.p.A.	5,042	117,392
Mediobanca S.p.A.	24,460	119,586

		236,978

Energy 0.9%
Eni S.p.A.	151,965	3,376,633
Saipem S.p.A.	4,871	240,756
Tenaris S.A.	9,783	190,428

		3,807,817

Insurance 0.4%
Assicurazioni Generali S.p.A.	101,463	1,384,265
Fondiaria-Sai S.p.A. (c)*	70,884	87,269
Unipol Gruppo Finanziario S.p.A (c)*	2,350	70,787

		1,542,321

Materials 0.1%
Buzzi Unicem S.p.A. *	5,900	60,072
Italcementi S.p.A.	11,355	71,394
Italcementi S.p.A. - RSP	22,279	67,694

		199,160

Media 0.1%
Mediaset S.p.A.	95,129	226,420

Telecommunication Services 0.5%
Telecom Italia S.p.A. *	1,355,408	1,537,688
Telecom Italia S.p.A. - RSP *	599,698	561,694

		2,099,382

Transportation 0.1%
Atlantia S.p.A.	14,979	227,117

Utilities 0.6%
A2A S.p.A.	128,626	81,623
Enel Green Power S.p.A.	49,708	80,263
Enel S.p.A.	594,513	1,949,643
Snam Rete Gas S.p.A.	37,990	180,474
Terna - Rete Elettrica Nationale S.p.A.	42,444	157,670

		2,449,673

		16,404,962

Japan 17.7%

Automobiles & Components 2.2%
Aisin Seiki Co., Ltd.	6,000	211,276
Bridgestone Corp.	18,200	430,644
Daihatsu Motor Co., Ltd.	7,000	132,138
Denso Corp.	12,400	400,957
Fuji Heavy Industries Ltd.	24,000	181,020
Honda Motor Co., Ltd.	44,200	1,590,722
Isuzu Motors Ltd.	30,000	171,282
Mazda Motor Corp. *	154,000	250,255
Mitsubishi Motor Corp. *	171,000	191,853
Nissan Motors Co., Ltd.	93,000	966,924
NOK Corp.	4,000	82,282
Suzuki Motor Corp.	15,600	367,169
The Yokohama Rubber Co., Ltd.	10,000	73,100
Toyota Industries Corp.	4,900	138,405
Toyota Motor Corp.	83,100	3,405,250
Yamaha Motor Co., Ltd.	10,900	145,587

		8,738,864

Banks 1.8%
Fukuoka Financial Group, Inc.	36,000	149,777
Hokuhoku Financial Group, Inc.	46,000	80,478
Mitsubishi UFJ Financial Group, Inc.	499,934	2,400,438
Mizuho Financial Group, Inc.	834,616	1,315,778
Resona Holdings, Inc.	52,058	221,117
Shinsei Bank Ltd.	97,000	125,173
Sumitomo Mitsui Financial Group, Inc.	49,910	1,597,059
Sumitomo Mitsui Trust Holdings, Inc.	53,150	155,705
The Bank of Kyoto Ltd.	8,000	67,774

See financial notes 33

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Bank of Yokohama Ltd.	34,000	164,663
The Chiba Bank Ltd.	20,000	121,510
The Chugoku Bank Ltd.	6,000	75,818
The Gunma Bank Ltd.	14,000	71,033
The Hachijuni Bank Ltd.	14,000	76,192
The Joyo Bank Ltd.	18,000	78,578
The Shizuoka Bank Ltd.	13,000	136,041
Yamaguchi Financial Group, Inc.	8,000	68,716

		6,905,850

Capital Goods 2.3%
Amada Co., Ltd.	10,000	67,873
Asahi Glass Co., Ltd.	35,000	275,190
Daikin Industries Ltd.	6,100	161,167
Fanuc Corp.	1,300	219,246
Fuji Electric Co., Ltd.	29,000	77,673
Fujikura Ltd.	28,000	87,059
Furukawa Electric Co., Ltd.	35,000	94,980
Hanwa Co., Ltd.	23,000	96,490
IHI Corp.	50,000	120,958
ITOCHU Corp.	44,000	497,825
JGC Corp.	3,000	86,385
JS Group Corp.	8,000	157,091
JTEKT Corp.	15,600	170,975
Kajima Corp.	49,000	139,661
Kawasaki Heavy Industries Ltd.	47,000	141,080
Kinden Corp.	10,000	69,447
Komatsu Ltd.	16,900	486,382
Kubota Corp.	14,000	135,144
Makita Corp.	2,300	88,041
Marubeni Corp.	60,000	416,622
Mitsubishi Corp.	42,600	923,225
Mitsubishi Electric Corp.	53,000	465,583
Mitsubishi Heavy Industries Ltd.	127,000	575,948
Mitsui & Co., Ltd.	49,200	768,287
Mitsui Engineering & Shipbuilding Co., Ltd.	42,000	61,753
NGK Insulators Ltd.	6,000	74,834
Nidec Corp.	1,400	125,814
Nippon Sheet Glass Co., Ltd. (c)	77,000	99,731
NSK Ltd.	14,000	96,058
NTN Corp.	20,000	75,657
Obayashi Corp.	31,000	131,218
Shimizu Corp.	37,000	140,651
SMC Corp.	700	116,902
Sojitz Corp.	193,800	326,384
Sumitomo Corp.	39,900	567,027
Sumitomo Electric Industries Ltd.	24,600	331,835
Sumitomo Heavy Industries Ltd.	17,000	87,680
Taisei Corp.	55,000	139,701
Toyota Tsusho Corp.	12,500	247,884

		8,945,461

Commercial & Professional Supplies 0.2%
Dai Nippon Printing Co., Ltd.	28,000	248,497
Secom Co., Ltd.	4,100	193,999
Toppan Printing Co., Ltd.	31,000	209,964

		652,460

Consumer Durables & Apparel 0.9%
Casio Computer Co., Ltd.	10,500	69,755
Haseko Corp. *	93,000	67,012
Namco Bandai Holdings, Inc.	5,400	77,213
Nikon Corp.	5,000	148,191
Panasonic Corp.	146,350	1,122,014
Sankyo Co., Ltd.	1,400	67,501
Sega Sammy Holdings, Inc.	5,200	109,109
Sekisui Chemical Co., Ltd.	15,000	134,868
Sekisui House Ltd.	23,000	213,219
Sharp Corp.	64,000	409,420
Sony Corp.	59,800	967,193
Sumitomo Forestry Co., Ltd.	8,500	73,970
Toyobo Co., Ltd.	50,000	68,073
Yamaha Corp.	8,200	79,498

		3,607,036

Consumer Services 0.0%
Benesse Holdings, Inc.	1,800	89,373
Oriental Land Co., Ltd.	600	66,523

		155,896

Diversified Financials 0.3%
Credit Saison Co., Ltd.	7,600	163,104
Daiwa Securities Group, Inc.	61,000	230,520
Nomura Holdings, Inc.	115,800	474,678
ORIX Corp.	3,880	370,970
SBI Holdings, Inc.	980	78,863

		1,318,135

Energy 0.6%
Cosmo Oil Co., Ltd.	85,000	235,723
Idemitsu Kosan Co., Ltd.	2,100	193,360
Inpex Corp.	71	468,778
JX Holdings, Inc.	186,000	1,049,205
Showa Shell Sekiyu K.K.	13,000	81,811
TonenGeneral Sekiyu K.K.	18,000	168,362

		2,197,239

Food & Staples Retailing 0.4%
Aeon Co., Ltd.	38,200	498,701
FamilyMart Co., Ltd.	1,700	75,671
Lawson, Inc.	1,700	112,550
Seven & i Holdings Co., Ltd.	26,400	799,132
Uny Co., Ltd.	11,400	132,478

		1,618,532

Food, Beverage & Tobacco 0.4%
Ajinomoto Co., Inc.	17,000	219,406
Asahi Group Holdings Ltd.	10,000	225,172
Japan Tobacco, Inc.	74	409,937
Kirin Holdings Co., Ltd.	31,000	394,706
Meiji Holdings Co., Ltd.	3,400	150,590
Nippon Meat Packers, Inc.	9,000	114,964
Nisshin Seifun Group, Inc.	7,000	85,409
Nissin Food Holdings Co., Ltd.	2,100	79,014
Yakult Honsha Co., Ltd.	2,600	95,776

		1,774,974

Health Care Equipment & Services 0.2%
Alfresa Holdings Corp.	3,400	157,011
Medipal Holdings Corp.	15,800	199,864
Olympus Corp. *	7,500	117,756
Suzuken Co., Ltd.	3,100	93,766
Terumo Corp.	1,900	87,058
Toho Holdings Co., Ltd.	4,500	87,466

		742,921

34 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Household & Personal Products 0.1%
Kao Corp.	14,000	375,134
Shiseido Co., Ltd.	8,000	140,057

		515,191

Insurance 0.5%
MS&AD Insurance Group Holdings, Inc.	26,190	482,842
NKSJ Holdings, Inc.	22,000	452,841
T&D Holdings, Inc.	19,450	209,663
The Dai-ichi Life Insurance Co., Ltd.	402	503,391
Tokio Marine Holdings, Inc.	17,700	452,830

		2,101,567

Materials 1.5%
Asahi Kasei Corp.	44,000	271,953
Daicel Corp.	10,000	63,388
Denki Kagaku Kogyo K.K.	20,000	77,409
DIC Corp.	48,000	99,727
Dowa Holdings Co., Ltd.	12,000	76,485
JFE Holdings, Inc.	30,300	566,655
JSR Corp.	4,000	78,945
Kobe Steel Ltd.	162,000	231,043
Kuraray Co., Ltd.	9,500	135,578
Mitsubhishi Gas Chemical Co., Inc.	13,000	85,168
Mitsubishi Chemical Holdings Corp.	62,500	329,380
Mitsubishi Materials Corp.	52,000	155,092
Mitsui Chemicals, Inc.	51,000	147,344
Mitsui Mining & Smelting Co., Ltd.	28,000	70,209
Nippon Paper Group, Inc.	7,743	155,014
Nippon Steel Corp.	250,000	622,972
Nisshin Steel Co., Ltd.	48,000	67,370
Nitto Denko Corp.	3,500	143,640
OJI Paper Co., Ltd.	38,000	174,481
Shin-Etsu Chemical Co., Ltd.	7,700	444,442
Showa Denko K.K.	52,000	115,706
Sumitomo Chemical Co., Ltd.	61,000	250,822
Sumitomo Metal Industries Ltd.	159,000	285,623
Sumitomo Metal Mining Co., Ltd.	17,000	222,995
Taiheiyo Cement Corp.	44,000	105,009
Taiyo Nippon Sanso Corp.	12,000	82,905
Teijin Ltd.	39,000	131,152
Toray Industries, Inc.	31,000	238,338
Tosoh Corp.	32,000	88,468
Toyo Seikan Kaisha Ltd.	8,500	113,109
Ube Industries Ltd.	31,000	79,278

		5,709,700

Media 0.1%
Dentsu, Inc.	4,501	138,203
Hakuhodo DY Holdings, Inc.	1,500	93,669

		231,872

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Astellas Pharma, Inc.	8,900	360,945
Chugai Pharmaceutical Co., Ltd.	4,500	80,992
Daiichi Sankyo Co., Ltd.	16,400	281,643
Eisai Co., Ltd.	5,400	211,050
Ono Pharmaceutical Co., Ltd.	1,900	107,579
Otsuka Holdings Co., Ltd.	9,200	277,266
Shionogi & Co., Ltd.	6,000	78,261
Takeda Pharmaceutical Co., Ltd.	17,700	772,341

		2,170,077

Real Estate 0.4%
Daito Trust Construction Co., Ltd.	2,000	179,856
Daiwa House Industry Co., Ltd.	18,000	232,277
Mitsubishi Estate Co., Ltd.	18,000	318,210
Mitsui Fudosan Co., Ltd.	22,000	402,970
Sumitomo Realty & Development Co., Ltd.	10,500	250,391
Tokyu Land Corp.	18,000	86,752

		1,470,456

Retailing 0.2%
Edion Corp.	10,400	65,152
Fast Retailing Co., Ltd.	500	111,734
Isetan Mitsukoshi Holdings Ltd.	13,500	147,046
J. Front Retailing Co., Ltd.	22,000	113,040
Marui Group Co., Ltd.	10,300	81,756
Takashimaya Co., Ltd.	14,000	106,120
Yamada Denki Co., Ltd.	4,080	264,759

		889,607

Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	4,100	184,905
Tokyo Electron Ltd.	2,900	160,706

		345,611

Software & Services 0.2%
Nintendo Co., Ltd.	4,230	570,982
Nomura Research Institute Ltd.	3,700	84,885
NTT Data Corp.	39	134,980

		790,847

Technology Hardware & Equipment 1.8%
Brother Industries Ltd.	8,800	118,243
Canon, Inc.	32,000	1,450,490
FUJIFILM Holdings Corp	17,800	377,545
Fujitsu Ltd.	99,000	481,173
Hitachi Ltd.	186,000	1,184,679
Hoya Corp.	10,100	231,665
Ibiden Co., Ltd.	3,600	73,497
Keyence Corp.	473	111,640
Konica Minolta Holdings, Inc.	18,900	153,338
Kyocera Corp.	5,000	487,450
Murata Manufacturing Co., Ltd.	4,600	262,888
NEC Corp. *	274,000	494,668
Nippon Electric Glass Co., Ltd.	14,000	113,117
Omron Corp.	6,400	135,973
Ricoh Co., Ltd.	39,000	349,366
Seiko Epson Corp.	10,200	136,073
TDK Corp.	3,300	172,316
Toshiba Corp.	154,000	629,521

		6,963,642

Telecommunication Services 0.9%
KDDI Corp.	134	877,203
Nippon Telegraph & Telephone Corp.	27,404	1,239,911
NTT DoCoMo, Inc.	584	997,180
Softbank Corp.	16,100	480,528

		3,594,822

Transportation 0.9%
All Nippon Airways Co., Ltd.	26,000	76,308
Central Japan Railway Co.	59	489,826
East Japan Railway Co.	10,818	673,065
Hankyu Hanshin Holdings, Inc.	47,000	219,285

See financial notes 35

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Kawasaki Kisen Kaisha Ltd. (c)	67,000	141,126
Keio Corp.	11,100	80,283
Kintetsu Corp. (c)	42,000	148,166
Mitsui O.S.K. Lines, Ltd.	64,000	248,058
Nagoya Railroad Co., Ltd.	25,000	66,964
Nippon Express Co., Ltd.	52,000	196,300
Nippon Yusen K.K.	102,000	301,516
Odakyu Electric Railway Co., Ltd.	10,000	92,684
Seino Holdings Co., Ltd.	10,000	69,271
Tobu Railway Co., Ltd.	26,000	132,339
Tokyu Corp.	37,000	173,264
West Japan Railway Co.	6,333	260,175
Yamato Holdings Co., Ltd.	13,000	200,440

		3,569,070

Utilities 1.1%
Chubu Electric Power Co., Inc.	33,800	553,540
Electric Power Development Co., Ltd.	8,600	237,959
Hokkaido Electric Power Co., Inc.	9,800	137,727
Hokuriku Electric Power Co.	7,400	126,649
Kyushu Electric Power Co., Inc.	26,000	344,881
Osaka Gas Co., Ltd.	61,000	246,690
Shikoku Electric Power Co., Inc.	5,200	134,315
The Chugoku Electric Power Co., Inc.	13,300	228,202
The Kansai Electric Power Co., Inc.	43,100	624,974
The Tokyo Electric Power Co., Inc. *	376,300	939,441
Toho Gas Co., Ltd.	14,000	84,474
Tohoku Electric Power Co., Inc.	31,400	329,238
Tokyo Gas Co., Ltd.	68,000	328,141

		4,316,231

		69,326,061

Netherlands 2.9%

Capital Goods 0.3%
Imtech N.V.	2,798	79,122
Koninklijke BAM Groep N.V.	22,224	79,115
Koninklijke Boskalis Westminster N.V.	2,222	81,166
Koninklijke Philips Electronics N.V. *	45,676	908,973

		1,148,376

Commercial & Professional Supplies 0.1%
Randstad Holding N.V.	4,433	153,576
USG People N.V.	7,066	66,848

		220,424

Diversified Financials 0.5%
ING Groep N.V. CVA *	274,709	1,938,038
SNS Reaal N.V. *	57,447	113,539

		2,051,577

Energy 0.1%
Fugro N.V. CVA	1,560	114,041
SBM Offshore N.V.	5,942	108,163

		222,204

Food & Staples Retailing 0.1%
Koninklijke Ahold N.V.	41,738	529,756

Food, Beverage & Tobacco 0.5%
CSM N.V.	4,205	59,357
Heineken Holding N.V.	3,873	179,368
Heineken N.V.	5,654	309,210
Nutreco N.V.	1,255	91,210
Unilever N.V. CVA	32,588	1,116,279

		1,755,424

Insurance 0.3%
Aegon N.V. *	188,387	876,298
Delta Lloyd N.V.	11,300	190,578

		1,066,876

Materials 0.6%
Akzo Nobel N.V. (c)	9,001	482,730
APERAM	6,491	109,952
ArcelorMittal	84,178	1,462,336
Koninklijke DSM N.V.	5,965	342,301

		2,397,319

Media 0.1%
Reed Elsevier N.V.	10,988	129,669
Wolters Kluwer N.V.	11,349	196,194

		325,863

Real Estate 0.0%
Corio N.V.	2,592	116,115

Semiconductors & Semiconductor Equipment 0.0%
ASML Holding N.V.	3,440	175,038

Telecommunication Services 0.2%
Koninklijke (Royal) KPN N.V.	90,806	815,245

Transportation 0.1%
TNT Express N.V.	11,546	140,241
TNT N.V.	52,089	226,667

		366,908

		11,191,125

New Zealand 0.1%

Materials 0.0%
Fletcher Building Ltd.	21,644	110,419

Telecommunication Services 0.1%
Telecom Corp. of New Zealand Ltd.	122,193	262,709

		373,128

Norway 1.0%

Banks 0.1%
DnB A.S.A. (c)	38,427	414,182

Capital Goods 0.1%
Orkla A.S.A. (c)	40,014	293,883

Energy 0.5%
Aker Solutions A.S.A.	6,950	118,360
Frontline Ltd. (c)	19,284	127,983
Petroleum Geo-Services A.S.A. *	5,554	84,020
Seadrill Ltd.	4,800	186,106
Statoil A.S.A.	48,923	1,312,720

		1,829,189

Food, Beverage & Tobacco 0.0%
Marine Harvest	173,702	89,149

Insurance 0.1%
Gjensidige Forsikring A.S.A.	6,592	74,270

36 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Storebrand A.S.A. *	24,377	109,586

		183,856

Materials 0.1%
Norsk Hydro A.S.A.	45,910	223,867
Norske Skogindustrier A.S.A. (c)*	88,762	88,731
Yara International A.S.A.	4,150	203,433

		516,031

Retailing 0.0%
Statoil Fuel & Retail A.S.A. (c)	12,249	109,762

Telecommunication Services 0.1%
Telenor A.S.A.	21,184	389,392

		3,825,444

Portugal 0.4%

Banks 0.1%
Banco Comercial Portugues S.A. - Reg’d (c)*	867,322	121,743
Banco Espirito Santo, S.A. (c)*	106,161	89,932

		211,675

Energy 0.0%
Galp Energia, SGPS, S.A., B Shares	5,265	82,888

Telecommunication Services 0.2%
Portugal Telecom, SGPS, S.A. - Reg’d	109,481	589,131

Transportation 0.0%
Brisa Auto-Estradas de Portugal S.A.	30,836	108,035

Utilities 0.1%
EDP - Energias de Portugal S.A.	164,522	470,484

		1,462,213

Republic of Korea 4.1%

Automobiles & Components 0.5%
Hankook Tire Co., Ltd.	1,921	81,039
Hyundai Mobis	915	247,385
Hyundai Motor Co.	5,017	1,184,364
Kia Motors Corp.	4,380	321,400

		1,834,188

Banks 0.4%
Hana Financial Group, Inc.	8,610	293,524
Industrial Bank of Korea	7,230	79,390
KB Financial Group, Inc.	11,429	386,678
Korea Exchange Bank	17,700	133,858
Shinhan Financial Group Co., Ltd.	17,440	605,279
Woori Finance Holdings Co., Ltd.	22,010	230,279

		1,729,008

Capital Goods 0.7%
CJ Corp.	954	65,759
Daelim Industrial Co., Ltd.	1,105	101,716
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	2,082	57,916
Doosan Corp.	1,503	182,617
Doosan Heavy Industries & Construction Co., Ltd.	1,424	66,760
GS Engineering & Construction Corp.	1,109	82,218
Hyundai Development Co.	3,274	68,534
Hyundai Engineering & Construction Co., Ltd.	1,296	81,352
Hyundai Heavy Industries Co., Ltd.	1,440	357,840
Hyundai Mipo Dockyard Co., Ltd.	628	67,697
LG Corp.	7,151	361,937
LG International Corp.	1,830	74,612
LS Corp.	1,886	125,656
Samsung C&T Corp.	4,080	276,011
Samsung Heavy Industries Co., Ltd.	4,860	177,683
SK Holdings Co., Ltd.	5,149	548,186
STX Corp.	9,410	102,520
STX Offshore & Shipbuilding Co., Ltd.	5,240	58,749

		2,857,763

Consumer Durables & Apparel 0.1%
LG Electronics, Inc.	7,960	491,123

Consumer Services 0.0%
Kangwon Land, Inc.	3,171	67,885

Diversified Financials 0.0%
Samsung Securities Co., Ltd. *	1,434	63,057

Energy 0.2%
GS Holdings	3,730	194,685
S-Oil Corp.	2,553	218,872
SK Innovation Co., Ltd.	2,431	336,031

		749,588

Food, Beverage & Tobacco 0.0%
KT&G Corp.	1,675	115,014

Insurance 0.2%
Dongbu Insurance Co., Ltd.	2,469	98,327
Hyundai Marine & Fire Insurance Co., Ltd. (HDMF)	2,380	60,837
Korea Life Insurance Co Ltd. *	11,277	67,971
Samsung Fire & Marine Insurance Co., Ltd.	1,216	232,057
Samsung Life Insurance Co., Ltd.	1,808	159,607

		618,799

Materials 0.5%
Cheil Industries, Inc.	955	81,439
Dongkuk Steel Mill Co., Ltd.	3,960	61,227
Hanwha Corp.	9,270	236,217
Honam Petrochemical Corp.	246	58,782
Hyosung Corp.	2,300	117,064
Hyundai Steel Co.	1,056	91,362
Korea Kumho Petrochemical Co., Ltd.	490	45,727
Korea Zinc Co., Ltd.	172	55,410
LG Chem Ltd.	653	163,225
OCI Co., Ltd.	334	62,792
POSCO	3,208	1,062,741

		2,035,986

Retailing 0.1%
Hyundai Department Store Co., Ltd.	472	66,379
Lotte Shopping Co., Ltd.	270	83,688
Shinsegae Co., Ltd.	682	149,408

		299,475

Semiconductors & Semiconductor Equipment 0.9%
Hynix Semiconductor, Inc. *	8,160	201,123

See financial notes 37

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Samsung Electronics Co., Ltd.	2,684	3,285,112

		3,486,235

Software & Services 0.1%
SK C&C Co., Ltd.	2,697	222,302

Technology Hardware & Equipment 0.1%
LG Display Co., Ltd. *	12,840	283,448
Samsung Electro-Mechanics Co., Ltd.	940	90,425
Samsung SDI Co., Ltd.	798	114,346

		488,219

Telecommunication Services 0.2%
KT Corp.	11,060	286,809
LG Uplus Corp.	12,263	60,552
SK Telecom Co., Ltd.	2,213	264,999

		612,360

Transportation 0.0%
Korean Air Lines Co., Ltd. *	1,800	70,531

Utilities 0.1%
Korea Electric Power Corp. *	18,660	357,973
Korea Gas Corp.	2,340	91,095

		449,068

		16,190,601

Singapore 0.9%

Banks 0.3%
DBS Group Holdings Ltd.	41,056	461,237
Oversea-Chinese Banking Corp., Ltd.	47,897	345,887
United Overseas Bank Ltd.	26,952	418,171

		1,225,295

Capital Goods 0.2%
Fraser & Neave Ltd.	27,000	153,230
Keppel Corp., Ltd.	23,300	207,247
Noble Group Ltd.	228,879	217,232
SembCorp Industries Ltd.	20,000	81,238
Singapore Technologies Engineering Ltd.	36,100	87,668

		746,615

Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	175,000	103,590
Wilmar International Ltd.	46,166	180,753

		284,343

Media 0.0%
Singapore Press Holdings Ltd.	39,000	124,951

Real Estate 0.1%
Capitaland Ltd.	73,000	172,549
City Developments Ltd.	11,000	89,859

		262,408

Retailing 0.0%
Jardine Cycle & Carriage Ltd.	3,000	113,953

Telecommunication Services 0.1%
Singapore Telecommunications Ltd.	190,486	479,162

Transportation 0.1%
ComfortDelGro Corp., Ltd.	68,000	83,945
Singapore Airlines Ltd.	28,270	243,848

		327,793

		3,564,520

Spain 3.7%

Banks 1.7%
Banco Bilbao Vizcaya Argentaria S.A.	272,011	1,840,711
Banco de Sabadell S.A. (c)	111,209	263,297
Banco Popular Espanol S.A. (c)	93,485	298,957
Banco Santander S.A.	609,942	3,829,596
Bankinter S.A.	17,175	76,619
CaixaBank (c)	46,524	160,380

		6,469,560

Capital Goods 0.2%
ACS, Actividades de Construccion y Servicios S.A. (c)	14,106	259,465
Ferrovial S.A.	19,208	214,192
Fomento de Construcciones y Contratas S.A.	5,671	97,027
Gamesa Corp. Tecnologica S.A. (c)	32,225	87,790
Obrascon Huarte Lain S.A.	2,528	64,002

		722,476

Energy 0.3%
Repsol YPF S.A.	70,953	1,364,067

Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A. *	27,812	133,532

Insurance 0.0%
Mapfre S.A.	43,659	126,389

Materials 0.0%
Acerinox S.A.	10,077	123,023

Retailing 0.1%
Industria de Diseno Textil S.A.	2,674	241,019

Software & Services 0.0%
Amadeus IT Holding S.A., A Shares	4,535	92,840
Indra Sistemas S.A.	7,969	82,745

		175,585

Telecommunication Services 1.0%
Telefonica S.A.	254,588	3,717,686

Transportation 0.0%
Abertis Infraestructuras S.A.	10,288	159,354

Utilities 0.4%
Acciona S.A.	1,589	97,864
Enagas S.A.	4,396	77,231
Endesa S.A.	7,528	134,990
Gas Natural SDG S.A.	16,567	230,939
Iberdrola S.A.	184,064	857,692

		1,398,716

		14,631,407

Sweden 2.1%

Banks 0.6%
Nordea Bank AB	98,530	872,030

38 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Skandinaviska Enskilda Banken AB, A Shares	67,805	456,841
Svenska Handelsbanken AB, A Shares	17,163	555,538
Swedbank AB, A Shares	21,427	353,709

		2,238,118

Capital Goods 0.7%
Alfa Laval AB	4,508	89,923
Assa Abloy AB, B Shares	5,043	146,784
Atlas Copco AB, A Shares	7,433	176,879
Atlas Copco AB, B Shares	4,610	96,811
NCC AB, B Shares	4,780	93,944
Sandvik AB	23,444	370,652
Scania AB, A Shares	1,700	33,489
Scania AB, B Shares	9,377	191,619
Skanska AB, B Shares	18,325	298,434
SKF AB, B Shares	8,320	197,117
Trelleborg AB, B Shares	6,852	78,567
Volvo AB, A Shares	18,498	256,288
Volvo AB, B Shares	39,257	544,817

		2,575,324

Commercial & Professional Supplies 0.0%
Securitas AB, B Shares	14,558	133,323

Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	11,151	248,645
Husqvarna AB, B Shares	13,374	77,004

		325,649

Diversified Financials 0.0%
Industrivarden AB, A Shares	6,886	110,656
Industrivarden AB, C Shares	5,169	79,017

		189,673

Food, Beverage & Tobacco 0.0%
Swedish Match AB	2,144	87,338

Health Care Equipment & Services 0.0%
Getinge AB, B Shares	3,028	81,140

Materials 0.2%
Boliden AB	8,440	135,722
Holmen AB, B Shares	2,465	65,475
SSAB AB, A Shares	13,085	133,399
SSAB AB, B Shares	8,242	72,811
Svenska Cellulosa AB, B Shares	21,420	339,565

		746,972

Retailing 0.1%
Hennes & Mauritz AB, B Shares *	8,152	279,521

Technology Hardware & Equipment 0.2%
Telefonaktiebolaget LM Ericsson, B Shares *	89,911	891,329

Telecommunication Services 0.2%
Tele2 AB, B Shares	12,691	241,422
TeliaSonera AB	63,850	425,242

		666,664

		8,215,051

Switzerland 4.7%

Capital Goods 0.3%
ABB Ltd. - Reg’d *	38,597	703,349
Geberit AG - Reg’d *	508	107,409
Schindler Holding AG	516	66,779
Schindler Holding AG - Reg’d	347	44,316
Sulzer AG - Reg’d	634	91,308

		1,013,161

Commercial & Professional Supplies 0.1%
Adecco S.A. - Reg’d *	5,511	268,845
SGS S.A. - Reg’d	79	152,729

		421,574

Consumer Durables & Apparel 0.1%
Compagnie Financiere Richemont S.A., Series A	5,329	329,858
The Swatch Group AG - Bearer Shares	296	136,754
The Swatch Group AG - Reg’d	832	66,509

		533,121

Diversified Financials 0.7%
Credit Suisse Group AG - Reg’d *	61,704	1,475,893
GAM Holding AG *	6,905	88,768
Julius Baer Group Ltd. *	3,272	125,421
UBS AG - Reg’d *	98,438	1,229,312

		2,919,394

Energy 0.2%
Transocean Ltd.	12,884	645,764

Food, Beverage & Tobacco 0.9%
Aryzta AG *	1,352	68,103
Lindt & Spruengli AG	19	61,936
Lindt & Spruengli AG - Reg’d	2	78,331
Nestle S.A. - Reg’d	57,324	3,513,345

		3,721,715

Health Care Equipment & Services 0.0%
Synthes, Inc. - Reg’d	465	80,198

Insurance 0.8%
Baloise Holding AG - Reg’d	2,620	202,903
Helvetia Holding AG - Reg’d	289	103,658
Swiss Life Holding AG - Reg’d *	2,704	276,586
Swiss Re AG *	14,759	926,763
Zurich Financial Services AG *	6,410	1,570,467

		3,080,377

Materials 0.3%
Clariant AG - Reg’d *	9,321	118,668
Givaudan S.A. - Reg’d *	148	143,676
Holcim Ltd. - Reg’d *	8,776	547,378
Syngenta AG - Reg’d	1,227	430,280

		1,240,002

Pharmaceuticals, Biotechnology & Life Sciences 1.2%
Lonza Group AG - Reg’d *	1,830	82,572
Novartis AG - Reg’d	44,961	2,482,577
Roche Holding AG	10,824	1,978,200

		4,543,349

Telecommunication Services 0.1%
Swisscom AG - Reg’d	568	211,531

Transportation 0.0%
Kuehne & Nagel International AG - Reg’d	913	111,025

		18,521,211

See financial notes 39

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

United Kingdom 19.7%

Automobiles & Components 0.0%
GKN plc	41,798	138,246

Banks 2.9%
Barclays plc	681,942	2,414,310
Bradford & Bingley plc (a)(b)*	87,225	—
HSBC Holdings plc	674,213	6,086,238
Lloyds Banking Group plc *	2,439,675	1,224,575
Royal Bank of Scotland Group plc *	1,326,846	523,446
Standard Chartered plc	48,872	1,194,707

		11,443,276

Capital Goods 0.7%
BAE Systems plc	149,521	716,539
Balfour Beatty plc	38,399	162,721
Bunzl plc	8,368	139,035
Carillion plc	19,734	93,471
Cobham plc	30,384	111,721
Cookson Group plc	7,474	88,044
IMI plc	5,946	95,516
Invensys plc	21,418	77,263
Meggitt plc	14,670	97,282
Rolls-Royce Holdings plc *	27,849	372,353
SIG plc	33,272	56,897
Smiths Group plc	9,628	167,236
The Weir Group plc	2,089	57,827
Travis Perkins plc	6,905	117,805
Wolseley plc	9,948	378,736

		2,732,446

Commercial & Professional Supplies 0.3%
Aggreko plc	1,902	69,518
Babcock International Group plc	6,294	84,950
Capita Group plc	9,374	100,958
De La Rue plc	5,210	82,544
Experian plc	11,631	183,703
G4S plc	41,040	186,199
Hays plc	69,914	101,456
Rentokil Initial plc	78,363	110,220
Serco Group plc	10,330	91,028

		1,010,576

Consumer Durables & Apparel 0.1%
Barratt Developments plc *	60,198	130,655
Burberry Group plc	3,378	81,424
Persimmon plc	11,879	121,157
Taylor Wimpey plc	165,121	134,679

		467,915

Consumer Services 0.4%
Carnival plc	7,937	257,808
Compass Group plc	41,347	432,253
Greene King plc	9,414	78,011
InterContinental Hotels Group plc	3,398	81,021
Ladbrokes plc	34,102	99,314
Mitchells & Butlers plc *	27,136	116,221
Thomas Cook Group plc	155,554	56,829
TUI Travel plc	57,598	178,616
Whitbread plc	3,892	121,755
William Hill plc	23,821	108,810

		1,530,638

Diversified Financials 0.3%
3i Group plc	33,253	103,118
Close Brothers Group plc	6,032	72,208
Henderson Group plc	36,983	72,763
ICAP plc	21,255	131,011
Intermediate Capital Group plc	15,650	65,242
Investec plc	19,765	113,990
Man Group plc	141,992	238,547
Provident Financial plc	4,202	78,835
Schroders plc	2,860	65,825
Schroders plc - Non Voting Shares	2,570	46,957

		988,496

Energy 4.5%
AMEC plc	5,543	102,362
BG Group plc	43,857	1,034,813
BP plc	972,291	7,023,926
John Wood Group plc	6,860	87,111
Royal Dutch Shell plc, A Shares	149,322	5,325,708
Royal Dutch Shell plc, B Shares	111,423	4,077,474
Tullow Oil plc	4,318	107,727

		17,759,121

Food & Staples Retailing 0.8%
J. Sainsbury plc	119,820	598,972
Tesco plc	371,905	1,916,304
WM Morrison Supermarkets plc	98,935	450,625

		2,965,901

Food, Beverage & Tobacco 1.4%
Associated British Foods plc	9,626	190,497
British American Tobacco plc	30,876	1,583,615
Diageo plc	37,211	938,582
Imperial Tobacco Group plc	19,545	781,613
Premier Foods plc *	465,290	122,785
SABMiller plc	16,540	695,151
Tate & Lyle plc	12,828	143,792
Unilever plc	24,022	820,639

		5,276,674

Health Care Equipment & Services 0.0%
Smith & Nephew plc	14,556	143,277

Household & Personal Products 0.2%
Reckitt Benckiser Group plc	11,304	658,044

Insurance 1.1%
Admiral Group plc	4,175	82,053
Amlin plc	22,000	117,829
Aviva plc	256,604	1,284,300
Catlin Group Ltd.	15,868	108,714
Hiscox Ltd.	13,880	89,768
Lancashire Holdings Ltd.	5,543	72,453
Legal & General Group plc	282,728	539,841
Old Mutual plc	212,792	510,887
Prudential plc	80,963	992,274
RSA Insurance Group plc	191,373	326,306
Standard Life plc	95,160	345,336

		4,469,761

Materials 1.7%
Anglo American plc	29,989	1,158,917
Antofagasta plc	6,613	127,346
BHP Billiton plc	31,539	1,015,299
CRH plc	32,104	650,753
Eurasian Natural Resources Corp.	8,525	77,711

40 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Glencore International plc (c)	57,344	397,395
Johnson Matthey plc	5,585	209,724
Kazakhmys plc	5,684	79,787
Lonmin plc	5,761	97,783
Mondi plc	15,248	141,782
Rexam plc	30,800	214,999
Rio Tinto plc	24,968	1,399,575
Smith Ds plc	24,873	67,754
Vedanta Resources plc	6,238	123,636
Xstrata plc	47,332	909,035

		6,671,496

Media 0.4%
British Sky Broadcasting Group plc	22,066	242,839
Informa plc	14,422	97,064
ITV plc	70,994	96,468
Pearson plc	19,598	369,144
Reed Elsevier plc	17,701	146,477
UBM plc	11,593	110,945
WPP plc	32,624	441,760

		1,504,697

Pharmaceuticals, Biotechnology & Life Sciences 1.3%
AstraZeneca plc	43,970	1,926,827
GlaxoSmithKline plc	128,327	2,964,544
Shire plc	2,802	91,324

		4,982,695

Real Estate 0.2%
British Land Co., plc	27,127	215,499
Capital Shopping Centers Group plc	16,555	87,343
Hammerson plc	20,629	139,851
Land Securities Group plc	29,989	354,149
Segro plc	30,182	108,313

		905,155

Retailing 0.4%
Debenhams plc	59,222	79,410
Dixons Retail plc *	440,565	127,408
Home Retail Group plc	142,359	246,276
Inchcape plc	23,495	139,586
Kesa Electricals plc	92,148	81,500
Kingfisher plc	83,271	392,703
Marks & Spencer Group plc	74,933	434,294
Next plc	3,695	175,724

		1,676,901

Software & Services 0.1%
Logica plc	102,792	130,072
The Sage Group plc	23,820	110,670

		240,742

Telecommunication Services 1.8%
BT Group plc	362,563	1,240,127
Cable & Wireless Communications plc	280,554	150,148
Cable & Wireless Worldwide plc	224,041	129,040
Inmarsat plc	10,674	76,167
Vodafone Group plc	2,037,800	5,640,548

		7,236,030

Transportation 0.1%
easyJet plc	10,191	82,049
FirstGroup plc	40,846	129,149
International Consolidated Airlines Group S.A. *	57,166	163,719
National Express Group plc	25,732	90,516
Stagecoach Group plc	16,085	64,757

		530,190

Utilities 1.0%
Centrica plc	186,331	927,093
Drax Group plc	22,373	197,139
International Power plc	17,662	119,474
National Grid plc	114,989	1,241,712
Pennon Group plc	8,433	100,689
Severn Trent plc	7,323	200,827
SSE plc	40,159	861,145
United Utilities Group plc	30,080	301,824

		3,949,903

		77,282,180

Total Common Stock
(Cost $398,182,531)		383,771,434

Preferred Stock 0.4% of net assets

Germany 0.4%

Automobiles & Components 0.3%
Porsche Automobil Holding SE	2,688	164,224
Volkswagen AG	6,530	1,237,817

		1,402,041

Household & Personal Products 0.1%
Henkel AG & Co. KGaA	3,247	241,625

Media 0.0%
ProSiebenSat.1 Media AG	2,742	69,672

		1,713,338

Italy 0.0%

Diversified Financials 0.0%
EXOR S.p.A.	3,375	68,549

Insurance 0.0%
Unipol Gruppo Finanziario S.p.A. *	3,940	58,801

		127,350

United Kingdom 0.0%

Capital Goods 0.0%
Rolls-Royce Holdings plc, C Shares (a)*	2,951,994	4,791

Total Preferred Stock
(Cost $1,394,128)		1,845,479

See financial notes 41

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Warrants 0.0% of net assets

Spain 0.0%
Promotora de Informaciones S.A. (b)*	3,766	149

Total Warrants
(Cost $—)		149

Other Investment Company 0.9% of net assets

United States 0.9%
iShares MSCI EAFE Index Fund	65,000	3,493,750

Total Other Investment Company
(Cost $3,391,695)		3,493,750

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.1% of net assets

Time Deposit 0.1%
Bank of America
0.03%, 05/01/12	211,429	211,429

Total Short-Term Investment
(Cost $211,429)		211,429

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 3.9% of net assets

Wells Fargo Advantage Government Money Market Fund	15,290,058	15,290,058

Total Collateral Invested for Securities on Loan
(Cost $15,290,058)		15,290,058

End of Collateral Invested for Securities on Loan.

At 04/30/12, the tax basis cost of the fund’s investments was $430,328,900 unrealized appreciation and depreciation were $19,757,605 and ($60,764,264), respectively, with a net unrealized depreciation of ($41,006,659).

At 04/30/12, the values of certain foreign securities held by the fund aggregating $355,614,487 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2)

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $18,366 or 0.0% of net assets.
(c)	All or a portion of this security is on loan.

CVA —	Dutch Certificate
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

42 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings as of April 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

98.0%		Common Stock	94,785,736	96,511,949
0.3%		Preferred Stock	166,261	289,693
0.0%		Rights	—	—
0.0%		Warrants	—	—
1.0%		Other Investment Company	942,530	955,680
0.3%		Short-Term Investment	303,187	303,187

99.6%		Total Investments	96,197,714	98,060,509
1.7%		Collateral Invested for Securities on Loan	1,721,428	1,721,428
(1	.3)%	Other Assets and Liabilities, Net		(1,360,328)

100.0%		Total Net Assets		98,421,609

	Number	Value
Security	of Shares	($)

Common Stock 98.0% of net assets

Australia 5.2%

Automobiles & Components 0.0%
Fleetwood Corp. Ltd.	2,358	32,048

Banks 0.2%
Bank of Queensland Ltd.	18,980	146,612

Capital Goods 0.6%
Ausdrill Ltd.	8,001	33,908
Boart Longyear Group	18,919	81,531
Bradken Ltd.	5,784	44,404
Cardno Ltd.	4,532	32,968
Emeco Holdings Ltd.	36,265	39,072
GWA International Ltd.	19,457	39,723
Macmahon Holdings Ltd.	48,748	35,296
Monadelphous Group Ltd.	2,165	52,084
Seven Network Ltd.	4,915	51,533
UGL Ltd.	11,364	154,027

		564,546

Commercial & Professional Supplies 0.4%
Cabcharge Australia Ltd.	5,737	38,124
Campbell Brothers Ltd.	1,426	101,186
Seek Ltd.	5,594	41,371
Spotless Group Ltd.	29,760	79,381
Transfield Services Ltd.	35,792	84,409
Transpacific Industries Group Ltd. *	92,763	81,219

		425,690

Consumer Durables & Apparel 0.2%
Billabong International Ltd.	37,204	101,495
G.U.D. Holdings Ltd.	5,090	44,781

		146,276

Consumer Services 0.3%
Ardent Leisure Group	29,066	37,728
Aristocrat Leisure Ltd.	31,048	99,923
Echo Entertainment Group Ltd. *	17,955	83,640
Flight Centre Ltd.	2,900	63,447
Invocare Ltd.	2,901	25,328
Navitas Ltd.	7,869	32,181

		342,247

Diversified Financials 0.3%
Challenger Ltd.	24,593	101,385
IOOF Holdings Ltd.	8,407	54,252
Perpetual Ltd.	3,603	95,047
Platinum Asset Management Ltd.	6,123	27,888

		278,572

Energy 0.2%
AWE Ltd.	28,532	51,476
Beach Energy Ltd.	37,489	54,324
Energy Resources of Australia Ltd. *	21,907	36,455
New Hope Corp., Ltd.	6,620	33,599
Paladin Energy Ltd. *	16,566	27,150
Whitehaven Coal Ltd.	4,218	23,221

		226,225

Food, Beverage & Tobacco 0.2%
Elders Ltd. *	125,731	31,238
GrainCorp Ltd.	7,746	74,163
Treasury Wine Estates	19,702	88,027

		193,428

Health Care Equipment & Services 0.5%
Ansell Ltd.	4,063	62,550
Cochlear Ltd.	1,315	89,562
Primary Health Care Ltd.	35,531	104,355
Ramsay Health Care Ltd.	4,570	95,245
Sigma Pharmaceuticals Ltd.	192,900	132,781

		484,493

Materials 0.6%
Adelaide Brighton Ltd.	26,106	82,491
Alumina Ltd.	71,908	85,891
Fortescue Metals Group Ltd.	6,716	39,016
Gunns Ltd. (a)(b)*	124,356	20,732
Iluka Resources Ltd.	3,987	69,647
James Hardie Industries SE CDI	10,168	78,588
Kagara Ltd. (a)*	83,968	10,499
Mirabela Nickel Ltd *	24,415	12,329
Mount Gibson Iron Ltd.	22,416	25,602
Nufarm Ltd.	17,333	88,219
PanAust Ltd. *	9,533	31,953
Sally Malay Mining	19,469	21,806

		566,773

Media 0.2%
APN News & Media Ltd.	36,709	32,054
Fairfax Media Ltd.	101,230	72,239
Seven West Media Ltd.	5,588	17,183

See financial notes 43

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Ten Network Holdings Ltd.	74,991	62,924

		184,400

Real Estate 0.5%
Abacus Property Group	15,183	32,893
Australand Property Group	27,968	78,403
BWP Trust	17,880	34,714
Centro Retail Australia *	17,904	34,512
Charter Hall Retail REIT	16,748	57,577
Commonwealth Property Office Fund	104,128	112,708
FKP Property Group	72,112	37,885
Investa Office Fund	32,955	93,542
Westfield Retail Trust	10,516	29,675

		511,909

Retailing 0.5%
David Jones Ltd.	44,298	114,060
Harvey Norman Holdings Ltd.	61,588	129,138
JB Hi-Fi Ltd.	4,999	50,159
Myer Holdings Ltd	49,136	119,786
Pacific Brands Ltd.	133,417	85,113
Premier Investments Ltd.	6,757	37,632

		535,888

Software & Services 0.0%
Iress Market Technology Ltd.	3,910	27,335

Transportation 0.1%
Virgin Australia Holdings Ltd. *	176,214	73,022
Virgin Australia International Holdings (a)(b)*	176,214	918

		73,940

Utilities 0.4%
APA Group	26,831	145,287
Envestra Ltd.	59,611	48,708
SP AusNet	103,132	118,446
Spark Infrastructure Group	36,607	55,206

		367,647

		5,108,029

Austria 0.8%

Capital Goods 0.3%
Andritz AG	2,902	152,021
Strabag SE - BR	3,156	84,478

		236,499

Energy 0.0%
Schoeller-Bleckmann Oilfield Equipment AG	356	31,772

Materials 0.1%
Mayr-Melnhof Karton AG (c)	576	58,718
RHI AG	3,010	79,384

		138,102

Real Estate 0.2%
Atrium European Real Estate Ltd.	9,448	46,065
CA Immobilien Anlagen AG *	7,681	87,062
Conwert Immobilien Invest SE	5,918	70,572

		203,699

Transportation 0.1%
Oesterreichische Post AG	3,499	124,112

Utilities 0.1%
Verbund AG	3,938	110,359

		844,543

Belgium 1.0%

Capital Goods 0.0%
Compagnie d’Enterprises CFE	531	30,634

Diversified Financials 0.2%
Ackermans & van Haaren N.V.	1,168	100,173
Gimv N.V.	804	39,383
Sofina S.A. *	1,085	87,119

		226,675

Energy 0.0%
Euronav S.A. *	4,206	39,275

Health Care Equipment & Services 0.1%
Agfa Gevaert N.V. *	36,638	80,184

Materials 0.2%
Nyrstar *	12,077	99,216
Tessenderlo Chemie N.V.	2,807	88,988

		188,204

Real Estate 0.2%
Befimmo S.C.A.	1,174	71,410
Cofinimmo	860	103,819
Warehouses De Pauw S.C.A.	482	25,031

		200,260

Technology Hardware & Equipment 0.1%
Barco N.V.	708	47,002
EVS Broadcast Equipment S.A.	514	25,764

		72,766

Telecommunication Services 0.2%
Mobistar S.A.	2,048	77,548
Telenet Group Holding N.V. *	2,827	121,383

		198,931

		1,036,929

Canada 9.6%

Automobiles & Components 0.1%
Linamar Corp.	4,133	81,710
Martinrea International, Inc. *	6,878	64,683

		146,393

Banks 0.3%
Canadian Western Bank	2,321	67,409
Genworth MI Canada, Inc.	3,700	76,895
Home Capital Group, Inc.	1,100	53,516
Laurentian Bank of Canada	1,963	87,494

		285,314

Capital Goods 0.4%
Aecon Group, Inc.	4,800	64,917
CAE, Inc.	9,799	107,131
Russel Metals, Inc.	4,903	134,555
Toromont Industries Ltd.	4,516	101,214

		407,817

Commercial & Professional Supplies 0.3%
Progressive Waste Solutions Ltd.	7,000	151,855

44 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Ritchie Bros. Auctioneers, Inc.	2,400	50,777
Stantec, Inc.	2,100	68,601
Transcontinental, Inc., Class A	5,637	65,965

		337,198

Consumer Durables & Apparel 0.2%
Dorel Industries, Inc., Class B	2,910	88,050
Gildan Activewear, Inc.	3,702	106,617

		194,667

Consumer Services 0.1%
Great Canadian Gaming Corp. *	4,800	39,844
Transat A.T., Inc., Class A *	3,500	19,575

		59,419

Diversified Financials 0.5%
AGF Management Ltd., Class B	7,672	106,011
Canaccord Financial, Inc.	5,600	44,217
Davis & Henderson Corp.	4,500	86,278
Dundee Corp., Class A *	3,687	91,331
GMP Capital, Inc.	7,900	49,183
TMX Group, Inc.	2,826	129,020

		506,040

Energy 2.5%
Advantage Oil & Gas Ltd. *	35,000	109,835
AltaGas Ltd.	4,900	158,580
Athabasca Oil Sands Corp. *	5,700	66,933
Birchcliff Energy Ltd. *	2,800	19,189
Bonterra Energy Corp.	500	25,130
Calfrac Well Services Ltd.	800	21,947
Celtic Exploration Ltd. *	1,500	21,987
Crew Energy, Inc. *	2,600	18,424
Denison Mines Corp. *	15,400	28,217
Ensign Energy Services, Inc.	7,792	112,638
Fairborne Energy Ltd. *	16,962	31,422
Flint Energy Services Ltd. *	2,328	58,704
Gibson Energy, Inc. *	4,300	98,549
Keyera Corp.	3,400	139,015
Legacy Oil + Gas, Inc. *	4,000	34,904
MEG Energy Corp. *	2,500	108,848
Mullen Group Ltd.	6,100	132,146
NAL Energy Corp.	14,800	113,564
Niko Resources Ltd.	1,200	50,558
Nuvista Energy Ltd. *	10,600	33,693
Pacific Rubiales Energy Corp.	3,200	91,803
Pason Systems, Inc.	1,700	22,148
PetroBakken Energy Ltd., Class A (c)	5,000	72,379
Petrobank Energy & Resources Ltd. *	8,100	116,107
Petrominerales Ltd.	2,800	40,958
Peyto Exploration & Development Corp.	5,100	86,992
Progress Energy Resources Corp.	12,600	138,647
Savanna Energy Services Corp.	4,800	37,123
ShawCor Ltd., Class A	1,922	62,163
Tourmaline Oil Corp. *	2,400	57,847
Trican Well Service Ltd.	3,841	55,563
Trilogy Energy Corp.	1,400	38,718
Trinidad Drilling Ltd.	12,651	81,962
Uranium One, Inc. *	14,800	42,999
Veresen, Inc.	9,300	142,063

		2,471,755

Food & Staples Retailing 0.2%
The Jean Coutu Group (PJC), Inc., Class A	5,200	74,485
The North West Co., Inc.	3,700	83,300

		157,785

Food, Beverage & Tobacco 0.2%
Cott Corp. *	11,600	75,505
Maple Leaf Foods, Inc.	7,814	102,120

		177,625

Health Care Equipment & Services 0.2%
CML Healthcare, Inc.	8,562	92,654
SXC Health Solutions Corp. *	800	72,545

		165,199

Materials 1.8%
AuRico Gold, Inc. *	3,278	30,130
Canfor Corp. *	7,898	86,507
Capstone Mining Corp. *	8,000	23,890
Cascades, Inc.	6,445	27,663
CCL Industries, Inc., Class B	1,627	62,356
Centerra Gold, Inc.	2,480	32,109
Detour Gold Corp. *	1,000	24,680
Dundee Precious Metals, Inc. *	2,500	19,461
Eastern Platinum Ltd. *	69,000	26,542
Eldorado Gold Corp.	9,200	130,384
Franco-Nevada Corp.	1,897	85,090
Golden Star Resources Ltd. *	15,600	24,004
Harry Winston Diamond Corp. *	3,545	50,599
HudBay Minerals, Inc.	10,196	107,343
IAMGOLD Corp.	8,765	108,692
Imperial Metals Corp. *	1,600	24,781
Inmet Mining Corp.	2,296	126,299
Ivanhoe Mines Ltd. *	1,500	17,508
Lake Shore Gold Corp. *	20,800	20,214
Lundin Mining Corp. *	26,209	127,351
Major Drilling Group International, Inc.	1,700	25,521
New Gold, Inc. *	6,900	62,864
Norbord, Inc. *	2,995	34,533
OceanaGold Corp. *	14,900	34,390
Osisko Mining Corp. *	4,400	45,298
PAN American Silver Corp.	2,600	50,560
SEMAFO, Inc.	4,500	22,868
Silver Standard Resources, Inc. *	2,000	28,891
Silver Wheaton Corp.	2,574	78,587
Silvercorp Metals., Inc.	3,200	22,060
Tahoe Resources., Inc. *	1,200	22,582
Taseko Mines Ltd. *	6,700	23,196
Thompson Creek Metals Co., Inc. *	12,817	76,421
West Fraser Timber Co., Ltd.	1,923	84,543

		1,767,917

Media 0.6%
Astral Media, Inc., Class A	2,452	121,179
Cineplex, Inc.	2,700	82,215
Cogeco Cable, Inc.	1,353	67,112
Corus Entertainment, Inc., Class B	3,983	98,219
Groupe Aeroplan, Inc.	11,400	146,561
Torstar Corp, Class B	2,706	28,105

		543,391

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Nordion, Inc.	2,500	22,827

See financial notes 45

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Real Estate 1.1%
Allied Properties Real Estate Investment Trust	1,600	44,412
Artis Real Estate Investment Trust	2,700	46,027
Boardwalk Real Estate Investment Trust	1,470	87,514
Calloway Real Estate Investment Trust	4,370	121,565
Canadian Apartment Properties Real Estate Investment Trust	3,275	77,014
Canadian Real Estate Investment Trust	2,332	91,335
Chartwell Seniors Housing Real Estate Investment Trust	8,908	84,044
Cominar Real Estate Investment Trust	3,192	77,873
Dundee Real Estate Investment Trust	1,826	68,171
Extendicare Real Estate Investment Trust	10,477	85,907
First Capital Realty, Inc.	2,779	51,706
FirstService Corp. *	1,600	43,731
InnVest Real Estate Investment Trust	12,523	64,526
Morguard REIT	2,600	44,454
Primaris Retail Real Estate Investment Trust	3,492	81,905

		1,070,184

Retailing 0.3%
Dollarama, Inc.	1,700	94,616
Reitmans (Canada) Ltd., Class A	4,425	68,087
RONA, Inc.	14,400	154,517

		317,220

Software & Services 0.1%
MacDonald, Dettwiler & Associates Ltd.	1,432	65,029
Open Text Corp. *	1,223	68,563

		133,592

Technology Hardware & Equipment 0.0%
Sierra Wireless, Inc. *	3,500	23,809

Telecommunication Services 0.2%
Bell Aliant, Inc.	1,400	37,074
Manitoba Telecom Services, Inc.	3,600	124,999

		162,073

Transportation 0.1%
TransForce, Inc.	6,700	121,202

Utilities 0.4%
Atlantic Power Corp. *	4,300	61,376
Capital Power Corp.	3,700	87,720
Just Energy Group, Inc.	10,100	132,813
Northland Power, Inc.	3,900	69,681

		351,590

		9,423,017

Denmark 1.1%

Banks 0.1%
Sydbank A/S *	6,145	106,873

Capital Goods 0.2%
NKT Holding A/S	1,621	79,103
Rockwool International A/S, B Shares	544	51,908
Solar A/S, B Shares	569	30,690

		161,701

Consumer Durables & Apparel 0.0%
Pandora A/S (c)	3,537	37,369

Food, Beverage & Tobacco 0.0%
East Asiatic Co., Ltd. A/S	1,067	29,367

Health Care Equipment & Services 0.2%
Coloplast A/S, Class B	498	92,197
GN Store Nord A/S	7,247	81,302
William Demant Holding A/S *	335	31,651

		205,150

Insurance 0.2%
Topdanmark A/S *	704	120,785
Tryg A/S	1,960	109,434

		230,219

Materials 0.1%
Novozymes A/S, B Shares	5,176	135,832

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
H. Lundbeck A/S	3,442	69,008

Software & Services 0.1%
SimCorp A/S	272	48,518

Transportation 0.1%
D/S Norden A/S	1,532	43,480

		1,067,517

Finland 1.6%

Capital Goods 0.6%
Cargotec Corp., B Shares	2,855	98,306
Cramo Oyj	2,406	36,893
Konecranes Oyj	4,426	134,836
Outotec Oyj	2,401	129,294
Ramirent Oyj	5,264	49,683
Uponor Oyj	7,118	93,154

		542,166

Consumer Durables & Apparel 0.1%
Amer Sports Oyj, A Shares	8,444	120,140

Health Care Equipment & Services 0.0%
Oriola-KD Oyj, B Shares	8,602	20,769

Materials 0.4%
Huhtamaki Oyj	7,992	126,836
Kemira Oyj	7,048	89,439
Metsa Board Oyj, B Shares *	36,581	100,648
Tikkurila Oyj	1,806	36,689

		353,612

Media 0.1%
Sanoma Oyj (c)	7,268	76,002

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Orion Oyj, Class B	6,574	134,101

Real Estate 0.1%
Citycon Oyj	10,914	36,155
Sponda Oyj	20,462	82,209

		118,364

Retailing 0.1%
Stockmann Oyj Abp, B Shares	2,569	57,490

Software & Services 0.1%
Tieto Oyj	6,972	122,779

		1,545,423

46 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

France 3.9%

Automobiles & Components 0.1%
Plastic Omnium S.A.	2,285	59,771
Societe Fonciere Financiere et de Participations (FFP)	692	27,003

		86,774

Capital Goods 0.1%
Faiveley Transport	346	19,122
Manitou BF *	1,239	27,189
Mersen S.A.	1,688	55,950
Saft Groupe S.A.	1,730	47,768

		150,029

Commercial & Professional Supplies 0.7%
Assystem	1,323	27,992
Bureau Veritas S.A.	1,453	129,443
Derichebourg S.A.	25,932	76,822
Edenred	3,824	122,167
Societe BIC S.A.	1,577	173,712
Teleperformance	4,953	132,723

		662,859

Consumer Durables & Apparel 0.4%
Beneteau	2,290	24,753
Hermes International	328	115,929
Nexity S.A.	4,298	122,396
SEB S.A.	1,304	103,993

		367,071

Consumer Services 0.1%
Club Mediterranee S.A. *	3,126	59,948
Euro Disney S.C.A. - Reg’d *	6,211	33,419

		93,367

Energy 0.2%
Bourbon S.A.	3,882	113,705
Etablissements Maurel et Prom	3,747	62,403

		176,108

Food, Beverage & Tobacco 0.1%
Remy Cointreau S.A.	605	67,470
Vilmorin & Cie	262	28,278

		95,748

Health Care Equipment & Services 0.2%
bioMerieux	729	59,742
Medica S.A.	3,315	51,268
Orpea	1,571	52,701

		163,711

Insurance 0.1%
Euler Hermes S.A.	1,016	72,004

Materials 0.1%
Ciments Francais S.A.	782	50,134
SA des Ciments Vicat	1,154	66,312
Sequana	9,052	42,221

		158,667

Media 0.3%
Havas S.A.	25,602	144,911
Ipsos	1,511	49,012
JC Decaux S.A. *	2,436	69,156
Societe d’Edition de Canal +	5,491	31,126

		294,205

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Ipsen S.A.	1,239	33,025
Virbac S.A.	194	32,629

		65,654

Real Estate 0.3%
Gecina S.A.	1,588	147,312
Mercialys	1,939	38,758
Societe de la Tour Eiffel	646	33,658
Societe Immobilliere de Location pour l’Industrie et le Commerce	710	74,923

		294,651

Retailing 0.1%
CFAO	2,041	87,950

Semiconductors & Semiconductor Equipment 0.0%
Silicon-On-Insulator Technologies *	6,116	25,918

Software & Services 0.4%
Alten	1,191	34,651
Altran Technologies S.A. *	11,507	67,753
Dassault Systemes S.A.	1,180	114,507
Groupe Steria S.C.A.	3,155	62,473
UbiSoft Entertainment S.A. *	14,334	98,812

		378,196

Technology Hardware & Equipment 0.2%
Bull *	9,830	36,553
Gemalto N.V.	2,328	173,423
Ingenico S.A.	733	38,556

		248,532

Telecommunication Services 0.1%
Iliad S.A.	512	65,936

Transportation 0.2%
Aeroports de Paris	1,674	140,880
Bollore	260	56,355

		197,235

Utilities 0.1%
Rubis	1,663	90,438
Sechilienne-Sidec	2,678	40,884

		131,322

		3,815,937

Germany 3.9%

Automobiles & Components 0.2%
ElringKlinger AG	1,258	36,441
Leoni AG	2,296	117,994

		154,435

Banks 0.1%
Aareal Bank AG *	4,601	88,866
comdirect bank AG	2,083	23,825

		112,691

Capital Goods 1.1%
Bauer AG	1,730	42,714
BayWa AG	2,294	83,709
Deutz AG *	9,206	65,338
Duerr AG	389	24,586

See financial notes 47

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Gildemeister AG *	4,685	95,999
Heidelberger Druckmaschinen AG (c)*	64,334	112,474
Indus Holding AG	816	25,433
Kloeckner & Co., SE	5,970	81,253
Krones AG	1,007	55,802
KUKA AG *	2,007	47,796
MTU Aero Engines Holding AG	1,956	164,807
Nordex AG *	9,388	41,762
Pfeiffer Vacuum Technology AG	412	50,020
Rheinmetall AG	1,086	61,027
SGL Carbon SE *	2,061	94,198
Vossloh AG	679	66,258

		1,113,176

Consumer Durables & Apparel 0.1%
Gerry Weber International AG	968	41,116
Puma SE	220	77,202

		118,318

Food, Beverage & Tobacco 0.1%
Suedzucker AG	4,260	129,726

Health Care Equipment & Services 0.1%
Rhoen-klinikum AG	4,591	129,197

Materials 0.2%
Fuchs Petrolub AG	1,194	66,624
H&R AG	1,953	39,298
Wacker Chemie AG (c)	1,284	103,533

		209,455

Media 0.4%
Axel Springer AG (c)	3,268	149,103
GfK SE	512	27,207
Kabel Deutschland Holding AG *	2,587	163,092
Sky Deutschland AG *	11,138	28,520

		367,922

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
QIAGEN N.V. *	9,158	151,424
Stada Arzneimittel AG	4,414	146,541

		297,965

Real Estate 0.4%
Alstria Office REIT-AG	3,358	35,800
Deutsche Euroshop AG	2,551	92,838
Deutsche Wohnen AG	3,956	58,202
DIC Asset AG	4,428	41,267
Gagfah S.A. *	10,629	95,331
IVG Immobilien AG *	21,893	50,710

		374,148

Retailing 0.2%
Fielmann AG	448	43,419
Praktiker AG	53,536	119,934

		163,353

Semiconductors & Semiconductor Equipment 0.2%
Aixtron SE	3,448	62,999
Kontron AG	4,540	32,884
Q-Cells SE (c)*	135,467	24,419
SMA Solar Technology AG	620	25,989
Solarworld AG (c)	18,150	38,276

		184,567

Software & Services 0.2%
Bechtle AG	1,333	60,043
Software AG	2,019	70,574
United Internet AG - Reg’d	3,064	60,635

		191,252

Technology Hardware & Equipment 0.1%
Jenoptik AG *	4,031	33,200

Transportation 0.2%
Fraport AG	2,233	145,200
Hamburger Hafen und Logistik AG	1,552	51,481
Sixt AG	1,279	26,571

		223,252

		3,802,657

Greece 0.3%

Banks 0.0%
TT Hellenic Postbank S.A. *	24,275	12,862

Diversified Financials 0.1%
Hellenic Exchanges S.A.	7,722	26,786
Marfin Investment Group S.A. *	75,562	29,604

		56,390

Energy 0.1%
Hellenic Petroleum S.A.	4,094	30,091
Motor Oil (Hellas) Corinth Refineries S.A.	10,268	84,255

		114,346

Materials 0.1%
Mytilineos Holdings S.A. *	16,793	57,355
Titan Cement Co.	2,776	53,863

		111,218

		294,816

Hong Kong 5.6%

Automobiles & Components 0.1%
Geely Automobile Holdings Ltd.	90,000	33,292
Minth Group Ltd.	32,000	40,418
Xinyi Glass Holdings Co., Ltd.	94,000	60,435

		134,145

Banks 0.2%
Dah Sing Banking Group Ltd.	27,000	27,903
Dah Sing Financial Group	13,750	49,123
Wing Hang Bank Ltd.	11,000	116,620

		193,646

Capital Goods 0.4%
China High Speed Transmission Equipment Group Co., Ltd.	114,000	54,738
China Rongsheng Heavy Industries Group Holdings Ltd.	81,000	20,101
Haitian International Holdings Ltd.	23,000	26,462
Hopewell Holdings Ltd.	32,000	85,764
Johnson Electric Holdings Ltd.	102,500	64,178
Lonking Holdings Ltd.	60,000	21,666
NWS Holdings Ltd.	46,000	69,112
Shun Tak Holdings Ltd.	147,000	60,656
Singamas Container Holdings Ltd.	82,000	24,435

		427,112

48 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Durables & Apparel 0.4%
Anta Sports Products Ltd.	35,000	34,536
Bosideng International Holdings Ltd.	142,000	40,802
China Dongxiang Group Co.	345,000	46,442
Li Ning Co., Ltd.	48,500	44,507
Ports Design Ltd. (a)(b)	21,000	30,856
Skyworth Digital Holdings Ltd.	130,000	52,926
Techtronic Industries Co., Ltd.	86,000	103,223
Texwinca Holdings Ltd.	50,000	61,103

		414,395

Consumer Services 0.5%
Cafe De Coral Holdings Ltd.	16,000	43,831
China Travel International Investment Hong Kong Ltd.	154,000	30,847
Galaxy Entertainment Group Ltd. *	11,000	34,292
Sands China Ltd.	25,600	100,231
Shangri-La Asia Ltd.	48,000	101,583
SJM Holdings Ltd.	52,000	113,625
Wynn Macau Ltd.	17,200	54,979

		479,388

Diversified Financials 0.0%
Value Partners Group Ltd.	37,000	22,472

Energy 0.1%
Hidili Industry International Development Ltd.	57,000	19,432
Mongolia Energy Co., Ltd. *	419,000	34,928

		54,360

Food, Beverage & Tobacco 0.5%
China Green (Holdings) Ltd.	74,000	21,535
China Mengniu Dairy Co., Ltd.	37,000	113,908
China Yurun Food Group Ltd.	64,000	81,276
Global Bio-chem Technology Group Co., Ltd.	184,000	36,098
Tingyi (Cayman Islands) Holding Corp.	44,000	116,908
Want Want China Holdings Ltd.	111,000	135,489

		505,214

Household & Personal Products 0.2%
Hengan International Group Co., Ltd.	14,000	147,933

Materials 0.5%
China Shanshui Cement Group	68,000	54,794
China Zhongwang Holdings Ltd.	177,600	72,864
CST Mining Group Ltd. *	1,624,000	25,223
Fosun International	156,000	92,535
Fufeng Group Ltd.	53,000	21,406
Fushan International Energy Group Ltd.	134,000	46,699
Huabao International Holdings Ltd. (a)	40,000	14,568
Lee & Man Paper Manufacturing Ltd.	93,000	43,387
Nine Dragons Paper Holdings Ltd.	57,000	46,729
Samling Global Ltd.	360,000	34,119

		452,324

Media 0.1%
Television Broadcasts Ltd.	15,000	109,890

Real Estate 1.3%
Agile Property Holdings Ltd.	70,000	91,076
C C Land Holdings Ltd.	95,000	20,027
Champion Real Estate Investment Trust	168,000	73,217
Country Garden Holdings Co. *	164,000	70,728
Evergrande Real Estate Group Ltd.	124,000	71,187
Glorious Property Holdings Ltd *	197,000	29,959
Great Eagle Holdings Ltd.	36,000	105,730
Greentown China Holdings Ltd.	69,500	48,204
Hopson Development Holdings Ltd.	69,000	41,406
Hysan Development Co., Ltd.	33,000	149,175
K Wah International Holdings Ltd.	57,000	23,976
Kaisa Group Holdings., Ltd. *	154,000	32,339
Kowloon Development Co., Ltd.	33,000	34,559
KWG Property Holding Ltd.	62,500	40,929
Lai Sun Development Co., Ltd. *	1,756,000	27,263
Longfor Properties Co., Ltd. *	17,500	27,645
Midland Holdings Ltd.	52,000	26,076
New World China Land Ltd.	180,400	55,381
Renhe Commercial Holdings (c)	414,000	23,844
Shimao Property Holdings Ltd.	83,500	109,683
Shui On Land Ltd.	207,900	86,796
Soho China Ltd.	116,500	90,310

		1,279,510

Retailing 0.1%
Giordano International Ltd.	63,000	54,775
Lifestyle International Holdings Ltd.	13,500	31,465
Luk Fook Holdings International Ltd.	9,000	25,562
Parkson Retail Group Ltd.	27,500	30,538

		142,340

Semiconductors & Semiconductor Equipment 0.3%
ASM Pacific Technology Ltd.	5,400	72,955
GCL-Poly Energy Holdings Ltd. (c)	166,000	42,572
Semiconductor Manufacturing International Corp. *	2,594,000	128,495

		244,022

Software & Services 0.2%
Alibaba.com Ltd. *	15,500	26,573
Tencent Holdings Ltd.	4,600	143,905

		170,478

Technology Hardware & Equipment 0.5%
AAC Technologies Holdings, Inc.	16,000	46,983
BYD Electronic International Co., Ltd. *	80,000	23,961
Digital China Holdings Ltd.	53,700	101,427
Foxconn International Holdings Ltd. *	174,000	82,280
Ju Teng International Holdings Ltd.	92,000	19,171
Kingboard Laminates Holding Ltd.	79,500	36,972
TPV Technology Ltd.	180,000	41,110
VTech Holdings Ltd.	13,000	145,448

		497,352

Telecommunication Services 0.1%
Hutchison Telecommunications Hong Kong Holdings Ltd.	84,000	37,322
SmarTone Telecommunications Holdings Ltd.	13,000	24,273

		61,595

Transportation 0.0%
Hopewell Highway Infrastructure Ltd.	49,900	26,007

Utilities 0.1%
China Gas Holdings Ltd.	104,000	51,508
ENN Energy Holdings Ltd.	20,000	69,877

		121,385

		5,483,568

See financial notes 49

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Ireland 0.4%

Capital Goods 0.1%
Grafton Group plc	10,194	44,543
Kingspan Group plc	9,560	100,130

		144,673

Consumer Services 0.1%
Paddy Power plc	747	48,812

Food, Beverage & Tobacco 0.2%
C&C Group plc	21,861	109,644
Glanbia plc	7,008	53,247

		162,891

Health Care Equipment & Services 0.0%
United Drug plc	8,117	24,921

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Elan Corp. plc *	2,226	30,688

		411,985

Israel 1.1%

Banks 0.3%
First International Bank of Israel Ltd. *	2,911	33,062
Israel Discount Bank, Class A *	108,002	140,062
Mizrahi Tefahot Bank Ltd. *	8,995	81,052

		254,176

Capital Goods 0.1%
Clal Industries Ltd.	8,839	32,524
Elbit Systems Ltd.	1,769	64,536

		97,060

Energy 0.2%
Oil Refineries Ltd. *	202,738	117,986
Paz Oil Co., Ltd.	345	47,012

		164,998

Food & Staples Retailing 0.0%
Shufersal Ltd.	12,921	45,460

Food, Beverage & Tobacco 0.1%
Osem Investments Ltd.	1,786	27,236
Strauss Group Ltd. *	3,085	37,296

		64,532

Insurance 0.1%
Clal Insurance Enterprise Holdings Ltd. *	3,027	47,411
Harel Insurance Investments & Finances Service Ltd.	982	37,447
Migdal Insurance & Financial Holdings Ltd. *	23,964	35,242

		120,100

Real Estate 0.1%
Azrieli Group	1,704	41,810
Gazit-Globe Ltd.	4,828	51,585

		93,395

Software & Services 0.1%
NICE Systems Ltd. *	1,889	72,420

Telecommunication Services 0.1%
Partner Communications Co., Ltd.	19,198	143,489

		1,055,630

Italy 2.7%

Automobiles & Components 0.2%
Brembo S.p.A.	2,675	30,340
Piaggio & C. S.p.A.	17,176	51,926
Pirelli & C. S.p.A.	12,099	147,422

		229,688

Banks 0.2%
Banca Carige S.p.A.	82,476	86,219
Banca Piccolo Credito Valtellinese Scarl *	14,468	21,697
Credito Emiliano S.p.A.	12,096	49,522

		157,438

Capital Goods 0.4%
Astaldi S.p.A.	5,676	43,974
C.I.R. S.p.A. - Compagnie Industriali Riunite	53,010	72,395
Danieli S.p.A. - Officine Meccaniche Danieli & C.	1,126	31,960
Danieli S.p.A. - Officine Meccaniche Danieli & C. - RSP	2,943	43,611
Impregilo S.p.A.	33,075	130,703
Interpump Group S.p.A.	4,455	39,781
Maire Tecnimont S.p.A.	39,196	34,310
Trevi Finanziaria S.p.A.	4,236	23,871

		420,605

Consumer Durables & Apparel 0.3%
De’Longhi S.p.A.	2,378	33,525
Delclima *	10,796	6,332
Geox S.p.A.	9,024	29,088
Indesit Co., S.p.A.	10,659	62,005
Safilo Group S.p.A. *	10,182	66,813
Tod’s S.p.A.	436	50,237

		248,000

Consumer Services 0.2%
Autogrill S.p.A.	13,012	129,563
Lottomatica S.p.A. *	5,038	93,204

		222,767

Diversified Financials 0.0%
Azimut Holding S.p.A.	3,783	37,165

Energy 0.2%
ERG S.p.A.	12,271	92,476
Saras S.p.A. *	99,508	125,716

		218,192

Food & Staples Retailing 0.0%
Marr S.p.A.	3,249	35,181

Food, Beverage & Tobacco 0.2%
Davide Campari-Milano S.p.A	9,551	67,526
Parmalat S.p.A.	35,199	79,616

		147,142

Health Care Equipment & Services 0.1%
Sorin S.p.A. *	23,497	44,112

50 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 0.2%
Mediolanum S.p.A	21,142	86,691
Milano Assicurazioni S.p.A. *	192,714	64,213
Societa Cattolica di Assicurazioni S.c.r.l.	1,128	21,181

		172,085

Materials 0.0%
Italmobiliare S.p.A.	2,335	31,181

Media 0.1%
Gruppo Editoriale L’Espresso S.p.A.	25,113	33,928
Mondadori (Arnoldo) Editore S.p.A.	22,888	33,815

		67,743

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	6,853	47,714

Real Estate 0.1%
Beni Stabili S.p.A.	125,785	69,869
Prelios S.p.A *	293,390	61,830

		131,699

Transportation 0.1%
Alitalia S.p.A. (a)(b)*	14,782	—
Ansaldo STS S.p.A.	5,431	47,997
Autostrada Torino-Milano S.p.A.	6,684	36,210
Societa Iniziative Autostradali e Servizi S.p.A.	6,327	39,642

		123,849

Utilities 0.3%
ACEA S.p.A.	6,740	38,988
Edison S.p.A. *	83,036	94,577
Hera S.p.A.	57,256	86,094
Iren S.p.A.	98,078	64,896

		284,555

		2,619,116

Japan 32.0%

Automobiles & Components 2.2%
Akebono Brake Industry Co., Ltd.	9,900	49,819
Calsonic Kansei Corp.	11,000	61,883
EXEDY Corp.	2,000	56,210
F.C.C. Co., Ltd.	1,300	26,545
Futaba Industrial Co., Ltd.	12,100	64,591
Keihin Corp.	3,300	56,123
Koito Manufacturing Co., Ltd.	6,000	92,844
KYB Co., Ltd.	9,000	51,048
Musashi Seimitsu Industry Co., Ltd.	2,400	56,186
NGK Spark Plug Co., Ltd.	8,000	114,211
NHK Spring Co., Ltd.	14,000	146,130
Nifco, Inc.	2,400	64,560
Nissan Shatai Co., Ltd.	6,000	63,328
Nissin Kogyo Co., Ltd.	4,500	73,144
Press Kogyo Co., Ltd.	7,000	41,602
Riken Corp.	6,000	25,311
Sanden Corp.	16,000	52,768
Showa Corp.	6,400	55,863
Stanley Electric Co., Ltd.	8,400	128,685
Sumitomo Rubber Industries Ltd.	10,400	143,113
T RAD Co., Ltd.	7,000	27,369
Tachi-S Co., Ltd.	2,500	47,794
Takata Corp.	3,500	85,818
Tokai Rika Co., Ltd.	3,800	70,783
Tokai Rubber Industries Ltd.	3,500	41,406
Toyo Tire & Rubber Co., Ltd.	17,000	46,345
Toyoda Gosei Co., Ltd.	5,800	118,215
Toyota Boshoku Corp.	10,400	128,051
TS Tech Co., Ltd.	3,700	72,692
Unipres Corp.	1,600	50,283
Yorozu Corp.	1,600	32,225

		2,144,945

Banks 1.9%
Aozora Bank Ltd.	22,000	56,425
Bank of The Ryukyus Ltd.	1,900	24,484
Kiyo Holdings, Inc.	28,000	40,146
Sapporo Hokuyo Holdings, Inc.	25,500	89,075
Senshu Ikeda Holdings, Inc.	47,000	62,557
Suruga Bank Ltd.	11,000	109,712
The 77 Bank Ltd.	28,000	111,652
The Awa Bank Ltd.	10,000	59,034
The Bank of Iwate Ltd.	600	26,213
The Bank of Nagoya Ltd.	9,000	28,959
The Daishi Bank Ltd.	12,000	37,394
The Eighteenth Bank Ltd.	8,000	22,540
The Higo Bank Ltd.	11,000	61,357
The Hiroshima Bank Ltd.	28,000	113,752
The Hokkoku Bank Ltd.	19,000	67,382
The Hyakugo Bank Ltd.	11,000	45,675
The Hyakujushi Bank Ltd.	11,000	46,759
The Iyo Bank Ltd.	17,000	141,076
The Juroku Bank Ltd.	14,000	44,065
The Kagoshima Bank Ltd.	10,000	60,210
The Keiyo Bank Ltd.	12,000	55,828
The Musashino Bank Ltd.	2,200	71,680
The Nanto Bank Ltd.	11,000	49,168
The Nishi-Nippon City Bank Ltd.	51,000	134,891
The Ogaki Kyoritsu Bank Ltd.	11,000	37,638
The San-in Godo Bank Ltd.	14,000	100,659
The Shiga Bank Ltd.	13,000	74,275
The Toho Bank Ltd.	9,000	28,948
The Tokyo Tomin Bank Ltd.	2,100	23,972
The Yamagata Bank Ltd.	6,000	27,598
Tomony Holdings, Inc.	6,000	27,432

		1,880,556

Capital Goods 6.2%
Aica Kogyo Co., Ltd.	3,500	51,285
Aida Engineering Ltd.	4,000	22,496
Amano Corp.	4,700	42,049
Asahi Diamond Industrial Co., Ltd.	2,000	22,119
Central Glass Co., Ltd.	16,000	65,581
Chiyoda Corp.	9,000	108,377
CKD Corp.	4,400	32,568
Comsys Holdings Corp.	9,900	99,796
Daifuku Co., Ltd.	11,500	61,445
Daihen Corp.	8,000	26,826
Daiichi Jitsugyo Co., Ltd.	5,000	25,598
Ebara Corp.	36,000	145,646
Fujitec Co., Ltd.	6,000	37,411
Furukawa Co., Ltd. *	48,000	45,475
Futaba Corp.	2,500	38,953
Glory Ltd.	3,900	83,873
GS Yuasa Corp.	17,000	87,496
Hino Motors Ltd.	20,000	141,443
Hitachi Cable Ltd. *	27,000	63,132

See financial notes 51

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hitachi Construction Machinery Co., Ltd.	7,200	155,708
Hitachi Koki Co., Ltd.	4,500	40,105
Hitachi Zosen Corp.	76,000	102,328
Hoshizaki Electric Co., Ltd.	3,600	86,325
Inaba Denki Sangyo Co., Ltd.	1,000	29,529
Inabata & Co., Ltd.	5,200	34,175
Iseki & Co., Ltd.	20,000	47,580
Iwatani Corp.	17,000	59,759
JFE Shoji Trade Corp.	14,000	69,472
Kamei Corp.	5,000	70,780
Kanamoto Co., Ltd.	3,000	33,071
Kandenko Co., Ltd.	13,000	57,193
Kanematsu Corp. *	120,000	143,306
Keihan Electric Railway Co., Ltd.	18,000	83,547
Kitz Corp.	10,000	39,161
Komori Corp.	7,700	67,350
Kumagai Gumi Co., Ltd. *	43,000	44,058
Kurita Water Industries Ltd.	4,800	117,619
Kuroda Electric Co., Ltd.	3,400	34,759
Kyokuto Kaihatsu Kogyo Co., Ltd.	2,700	25,925
Kyowa Exeo Corp.	9,200	83,687
Mabuchi Motor Co., Ltd.	1,800	75,302
Maeda Corp.	21,000	87,953
Maeda Road Construction Co., Ltd.	6,000	72,507
Makino Milling Machine Co., Ltd.	5,000	36,178
Max Co., Ltd.	2,000	24,954
Meidensha Corp.	13,000	46,303
Minebea Co., Ltd.	32,000	144,993
Mirait Holdings Corp.	5,000	35,983
Misumi Group, Inc.	1,600	37,429
Mitsui Matsushima Co., Ltd.	13,000	25,415
Miura Co., Ltd.	1,700	44,028
Mori Seiki Co., Ltd.	6,200	61,793
Nabtesco Corp.	2,000	42,695
Nachi-Fujikoshi Corp.	10,000	49,918
Nagase & Co., Ltd.	8,000	96,856
NEC Networks & System Integration Corp.	2,600	38,697
Nichias Corp.	8,000	41,521
Nichiden Corp.	1,000	26,323
Nippo Corp.	7,000	72,021
Nippon Carbon Co., Ltd.	10,000	27,197
Nippon Thompson Co., Ltd.	4,000	22,119
Nishimatsu Construction Co., Ltd.	37,000	79,607
Nisshinbo Holdings, Inc.	12,000	105,504
Nitta Corp.	1,500	28,481
Nitto Boseki Co., Ltd.	13,000	49,370
Noritake Co., Ltd.	6,000	17,452
Noritz Corp.	3,300	58,383
Oiles Corp.	1,600	32,477
Okuma Corp.	7,000	55,042
Okumura Corp.	14,000	51,214
OSG Corp.	3,200	50,507
Penta-Ocean Construction Co., Ltd.	20,500	60,241
Ryobi Ltd.	13,000	46,766
Sanki Engineering Co., Ltd.	5,000	26,176
Sankyo-Tateyama Holdings, Inc. *	34,000	69,794
Sanwa Holdings Corp.	17,000	64,293
Sasebo Heavy Industries Co., Ltd.	14,000	21,021
Shima Seiki Mfg., Ltd.	2,200	40,809
ShinMaywa Industries Ltd.	9,000	43,541
Sho-Bond Holdings Co., Ltd.	1,100	27,821
Sintokogio Ltd.	2,800	29,397
Sodick Co., Ltd.	4,800	24,213
Sumikin Bussan Corp.	21,000	53,751
Sumitomo Mitsui Construction Co., Ltd. *	41,800	35,056
Swcc Showa Holdings Co., Ltd.	37,000	33,650
Tadano Ltd.	7,000	51,919
Taihei Dengyo Kaisha Ltd.	4,000	33,381
Taihei Kogyo Co., Ltd.	5,000	26,238
Taikisha Ltd.	2,400	47,879
Takara Standard Co., Ltd.	4,000	29,665
Takasago Thermal Engineering Co., Ltd.	5,000	39,283
Tekken Corp.	20,000	29,209
The Japan Steel Works Ltd.	15,000	91,240
The Nippon Road Co., Ltd.	6,000	23,515
The Nippon Signal Co., Ltd.	5,200	33,164
THK Co., Ltd.	6,100	121,987
TOA Corp.	22,000	39,820
Tobishima Corp. *	20,600	23,247
Toda Corp.	18,000	57,506
Toshiba Machine Co., Ltd.	5,000	27,172
Toshiba Plant Systems & Services Corp.	3,000	31,770
Totetsu Kogyo Co., Ltd.	3,000	32,073
TOTO Ltd.	20,000	147,979
Toyo Construction Co., Ltd.	28,000	27,282
Toyo Engineering Corp.	10,000	45,289
Toyo Tanso Co., Ltd.	600	21,897
Tsubakimoto Chain Co.	10,000	60,758
Ushio, Inc.	5,700	74,358
Yamazen Corp.	5,300	47,761
Yokogawa Bridge Holdings Corp.	4,000	27,508
Yuasa Trading Co., Ltd.	24,000	41,596
Yurtec Corp.	4,000	19,003

		6,094,256

Commercial & Professional Supplies 0.5%
Aeon Delight Co., Ltd.	1,300	30,266
Daiseki Co., Ltd.	1,400	24,172
Duskin Co., Ltd.	4,000	77,448
Kokuyo Co., Ltd.	9,700	72,754
Meitec Corp.	2,400	49,323
Nissha Printing Co., Ltd. *	4,000	45,201
Okamura Corp.	6,000	44,284
Park24 Co., Ltd.	4,500	61,937
Sohgo Security Services Co., Ltd.	5,700	65,570
Toppan Forms Co., Ltd.	4,400	39,571

		510,526

Consumer Durables & Apparel 1.4%
Alpine Electronics, Inc.	3,300	43,343
Asics Corp.	7,000	75,362
Foster Electric Co., Ltd.	1,800	26,768
Funai Electric Co., Ltd.	1,700	31,371
Gunze Ltd.	21,000	57,310
Heiwa Corp.	1,900	39,588
JVC KENWOOD Holdings, Inc.	16,960	72,296
Misawa Homes Co., Ltd. *	8,900	115,893
Onward Holdings Co., Ltd.	14,000	109,478
PanaHome Corp.	7,000	46,084
Pioneer Corp. *	24,400	123,137

52 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Rinnai Corp.	1,300	94,710
Sangetsu Co., Ltd.	2,000	52,242
Sanyo Shokai Ltd.	10,000	28,341
Seiko Holdings Corp.	21,000	53,108
Shimano, Inc.	2,100	138,083
Tamron Co., Ltd.	1,200	36,160
Token Corp.	750	27,240
Tomy Co., Ltd.	6,800	51,149
Unitika Ltd. *	75,000	44,988
Wacoal Holdings Corp.	7,000	81,192

		1,347,843

Consumer Services 0.5%
Accordia Golf Co., Ltd.	84	65,181
Colowide Co., Ltd.	3,500	25,768
Doutor Nichires Holdings Co., Ltd.	4,200	57,141
H.I.S. Co., Ltd.	1,900	61,499
MOS Food Services, Inc.	1,600	30,957
Resorttrust, Inc.	3,100	51,227
Round One Corp.	6,000	39,254
Saizeriya Co., Ltd.	2,400	37,239
Tokyo Dome Corp. *	16,000	53,193
Yoshinoya Holdings Co., Ltd.	25	32,557
Zensho Holdings Co., Ltd.	4,100	51,058

		505,074

Diversified Financials 1.1%
Acom Co., Ltd. *	3,400	73,107
Aeon Credit Service Co., Ltd.	7,000	122,026
Aiful Corp. (c)*	69,500	150,936
Century Tokyo Leasing Corp.	2,200	44,004
Fuyo General Lease Co., Ltd.	1,700	55,305
Hitachi Capital Corp.	3,800	62,817
IBJ Leasing Co., Ltd.	2,000	54,291
Jaccs Co., Ltd.	19,000	68,323
JAFCO Co., Ltd.	1,700	40,180
Japan Securities Finance Co., Ltd.	7,100	36,696
Matsui Securities Co., Ltd.	4,800	29,342
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,650	110,102
Monex Group, Inc.	129	25,619
Okasan Securities Group, Inc.	8,000	31,634
Orient Corp. *	53,500	69,025
Ricoh Leasing Co., Ltd.	1,100	24,916
Tokai Tokyo Financial Holdings, Inc.	14,000	49,861

		1,048,184

Energy 0.2%
AOC Holdings, Inc.	10,000	55,775
Japan Petroleum Exploration Co.	2,300	104,930
Shinko Plantech Co., Ltd.	3,400	28,712

		189,417

Food & Staples Retailing 0.8%
Ain Pharmaciez, Inc.	700	37,429
Arcs Co., Ltd.	3,600	77,385
Cawachi Ltd.	1,900	45,741
cocokara fine, Inc.	1,800	56,147
Heiwado Co., Ltd.	2,800	39,812
Kato Sangyo Co., Ltd.	2,400	49,353
Matsumotokiyoshi Holdings Co., Ltd.	5,200	115,383
Ministop Co., Ltd.	1,700	29,990
Mitsubishi Shokuhin Co., Ltd.	1,500	38,737
Okuwa Co., Ltd.	3,000	41,073
Sugi Holdings Co., Ltd.	1,800	58,333
Sundrug Co., Ltd.	1,100	33,691
Tsuruha Holdings, Inc.	700	41,939
Valor Co., Ltd.	5,100	89,440
Yokohama Reito Co., Ltd.	3,000	23,426

		777,879

Food, Beverage & Tobacco 2.3%
Calbee, Inc.	800	48,413
Coca-Cola Central Japan Co., Ltd.	2,700	35,377
Coca-Cola West Co., Ltd.	5,800	104,692
DyDo Drinco, Inc.	700	28,466
Ezaki Glico Co., Ltd.	5,000	59,807
Fuji Oil Co., Ltd.	6,000	81,459
Hokuto Corp.	1,600	34,462
House Foods Corp.	4,000	67,368
Ito En Ltd.	5,900	106,716
Itoham Foods, Inc.	16,000	60,641
Kagome Co., Ltd.	4,600	92,585
Kewpie Corp.	9,400	141,008
Kikkoman Corp.	12,000	140,702
Marudai Food Co., Ltd.	7,000	27,055
Maruha Nichiro Holdings, Inc.	74,000	128,613
Megmilk Snow Brand Co., Ltd.	5,600	101,486
Mitsui Sugar Co., Ltd.	8,000	26,126
Morinaga Milk Industry Co., Ltd.	26,000	95,067
Nichirei Corp.	25,000	113,356
Nippon Flour Mills Co., Ltd.	8,000	36,197
Nippon Suisan Kaisha Ltd.	32,400	105,595
Prima Meat Packers Ltd.	30,000	58,768
Sakata Seed Corp.	2,000	28,032
Sapporo Holdings Ltd.	33,000	115,350
Takara Holdings, Inc.	11,000	74,695
The Nisshin Oillio Group Ltd.	17,000	71,401
Toyo Suisan Kaisha Ltd.	5,000	128,356
Yamazaki Baking Co., Ltd.	12,000	177,456

		2,289,249

Health Care Equipment & Services 0.4%
Hogy Medical Co., Ltd.	800	36,879
Miraca Holdings, Inc.	2,200	86,644
Nichii Gakkan Co.	2,300	31,506
Nihon Kohden Corp.	1,800	52,502
Nikkiso Co., Ltd.	4,000	42,003
Nipro Corp.	7,900	54,101
Ship Healthcare Holdings, Inc.	1,628	38,484
Sysmex Corp.	700	28,132

		370,251

Household & Personal Products 0.4%
Aderans Co., Ltd. *	1,900	21,186
Fancl Corp.	3,600	47,189
Kobayashi Pharmaceutical Co., Ltd.	1,000	50,223
Kose Corp.	1,900	43,911
Lion Corp.	17,000	98,209
Mandom Corp.	1,200	30,362
Pola Orbis Holdings, Inc.	1,600	48,682
Unicharm Corp.	2,000	111,883

		451,645

Insurance 0.1%
Sony Financial Holdings, Inc.	6,199	101,312

See financial notes 53

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 4.1%
Adeka Corp.	8,200	75,335
Aichi Steel Corp.	8,000	38,139
Air Water, Inc.	12,000	151,263
Asahi Holdings, Inc.	1,400	27,512
Chugoku Marine Paints Ltd.	6,000	35,805
Daido Steel Co., Ltd.	23,000	142,676
Daio Paper Corp.	13,000	72,237
Earth Chemical Co., Ltd.	1,000	36,256
FP Corp.	900	58,122
Fuji Seal International, Inc.	1,300	24,929
Fujimi, Inc.	1,800	22,814
Furukawa-Sky Aluminum Corp.	10,000	29,750
Godo Steel Ltd.	19,000	43,526
Hitachi Chemical Co., Ltd.	8,600	159,423
Hitachi Metals Ltd.	10,000	124,552
Hokuetsu Kishu Paper Co., Ltd.	9,000	57,608
Ishihara Sangyo Kaisha Ltd. *	46,000	44,119
Kaneka Corp.	22,000	135,958
Kansai Paint Co., Ltd.	11,000	118,394
Kureha Corp.	12,000	57,292
Kyoei Steel Ltd.	2,800	52,524
Lintec Corp.	2,800	54,095
Maruichi Steel Tube Ltd.	4,500	99,030
Mitsubishi Paper Mills Ltd. *	35,000	32,808
Mitsubishi Steel Mfg. Co., Ltd.	12,000	37,899
Nakayama Steel Works Ltd. *	33,000	29,669
Nihon Parkerizing Co., Ltd.	2,000	29,869
Nippon Coke & Engineering Co., Ltd.	18,000	25,710
Nippon Denko Co., Ltd.	8,000	33,565
Nippon Kayaku Co., Ltd.	9,000	90,119
Nippon Light Metal Co., Ltd.	80,000	117,588
Nippon Metal Industry Co., Ltd. *	30,000	23,481
Nippon Paint Co., Ltd.	11,000	83,896
Nippon Shokubai Co., Ltd.	11,000	123,238
Nippon Soda Co., Ltd.	12,000	51,811
Nippon Yakin Kogyo Co., Ltd. *	21,500	33,912
Nissan Chemical Industries Ltd.	12,000	108,741
Nittetsu Mining Co., Ltd.	5,000	21,275
Nof Corp.	13,000	65,430
Okabe Co., Ltd.	5,600	35,333
Pacific Metals Co., Ltd.	15,000	72,582
Rengo Co., Ltd.	21,000	153,548
Sakai Chemical Industry Co., Ltd.	6,000	20,901
Sanyo Chemical Industries Ltd.	5,000	32,478
Sanyo Special Steel Co., Ltd.	11,000	51,058
Sumitomo Bakelite Co., Ltd.	15,000	77,918
Sumitomo Light Metal Industries Ltd.	60,000	61,391
Sumitomo Osaka Cement Co., Ltd.	38,000	115,188
The Nippon Synthetic Chemical Industry Co., Ltd.	4,000	23,661
Toagosei Co., Ltd.	17,000	73,599
Toho Zinc Co., Ltd.	10,000	42,868
Tokai Carbon Co., Ltd.	11,000	55,062
Tokuyama Corp. (c)	40,000	125,049
Tokyo Ohka Kogyo Co., Ltd.	2,600	55,919
Tokyo Rope Manufacturing Co., Ltd.	12,000	24,687
Tokyo Steel Manufacturing Co., Ltd.	13,500	102,441
Topy Industries Ltd.	18,000	55,479
Toyo Ink Mfg. Co., Ltd.	16,000	64,001
Toyo Kohan Co., Ltd.	6,000	21,552
Yamato Kogyo Co., Ltd.	3,000	85,365
Yodogawa Steel Works Ltd.	11,000	43,816
Zeon Corp.	11,000	95,856

		4,060,122

Media 0.6%
Asatsu-DK, Inc.	2,900	83,875
Avex Group Holdings, Inc.	2,100	23,844
Fuji Media Holdings, Inc.	44	74,221
Kadokawa Group Holdings, Inc.	1,700	48,894
Nippon Television Network Corp.	380	58,849
Shochiku Co., Ltd.	4,000	38,537
SKY Perfect JSAT Holdings, Inc.	65	28,309
Toei Co., Ltd.	6,000	31,254
Toho Co., Ltd.	6,800	121,883
Tokyo Broadcasting System Holdings, Inc.	3,000	40,678
TV Asahi Corp.	17	25,391

		575,735

Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Dainippon Sumitomo Pharma Co., Ltd.	10,400	104,154
Hisamitsu Pharmaceutical Co., Inc.	1,500	66,745
Kaken Pharmaceutical Co., Ltd.	4,000	49,469
Kissei Pharmaceutical Co., Ltd.	3,000	54,609
Kyorin Co., Ltd.	4,000	76,784
Kyowa Hakko Kirin Co., Ltd.	14,000	147,160
Mitsubishi Tanabe Pharma Corp.	10,000	138,805
Mochida Pharmaceutical Co., Ltd.	5,000	58,138
Nippon Shinyaku Co., Ltd.	2,000	25,350
Rohto Pharmaceutical Co., Ltd.	5,000	64,044
Santen Pharmaceutical Co., Ltd.	2,800	117,177
Sawai Pharmaceutical Co., Ltd.	300	31,615
Tsumura & Co.	2,200	58,783

		992,833

Real Estate 0.8%
Aeon Mall Co., Ltd.	3,300	73,181
Daibiru Corp.	4,600	36,193
Daikyo, Inc.	18,000	46,947
Goldcrest Co., Ltd.	1,420	24,359
Heiwa Real Estate Co., Ltd.	19,500	49,259
Hulic Co., Ltd.	1,800	20,603
Kenedix, Inc. *	252	45,337
Leopalace21 Corp. *	54,800	170,264
Nomura Real Estate Holdings, Inc.	6,000	104,887
NTT Urban Development Corp.	74	56,766
Shoei Co., Ltd.	6,200	23,145
Tokyo Tatemono Co., Ltd. *	34,000	125,547

		776,488

Retailing 2.1%
ABC-Mart, Inc.	700	25,491
Alpen Co., Ltd.	1,800	36,669
AOKI Holdings, Inc.	2,400	47,064
Aoyama Trading Co., Ltd.	6,100	125,854
Arc Land Sakamoto Co., Ltd.	1,700	26,633
Autobacs Seven Co., Ltd.	2,000	95,986
Belluna Co., Ltd.	3,250	25,717
Bic Camera, Inc.	113	55,755
Canon Marketing Japan, Inc.	11,200	144,484
Chiyoda Co., Ltd.	2,000	46,609
Chori Co., Ltd.	21,000	28,860
DCM Holdings Co., Ltd.	8,600	65,296
Don Quijote Co., Ltd.	2,900	106,372

54 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Geo Corp.	66	79,900
Gulliver International Co., Ltd.	670	23,930
H2O Retailing Corp.	11,000	96,818
Hikari Tsushin, Inc.	1,300	42,367
Izumi Co., Ltd.	4,900	102,081
K’s Holdings Corp.	4,140	124,545
Kohnan Shoji Co., Ltd.	3,300	47,859
Komeri Co., Ltd.	3,300	92,456
Nissen Holdings Co., Ltd.	6,400	33,356
Nitori Holdings Co., Ltd.	900	82,819
Paltac Corp.	3,700	54,051
Parco Co., Ltd.	5,000	49,140
Ryohin Keikaku Co., Ltd.	2,000	108,581
Shimamura Co., Ltd.	1,000	113,246
The Daiei, Inc. *	10,700	35,312
USS Co., Ltd.	860	87,236
Xebio Co., Ltd.	1,900	52,298

		2,056,785

Semiconductors & Semiconductor Equipment 0.5%
Advantest Corp.	6,200	103,030
Dainippon Screen Manufacturing Co., Ltd.	9,000	81,260
Disco Corp.	600	35,851
Sanken Electric Co., Ltd.	13,000	62,477
Shinko Electric Industries Co., Ltd.	6,500	60,758
Sumco Corp. *	10,000	106,157
Tokyo Seimitsu Co., Ltd.	1,500	30,834
ULVAC, Inc. *	5,800	46,537

		526,904

Software & Services 1.3%
Capcom Co., Ltd.	2,300	52,520
Dena Co., Ltd.	1,686	52,905
Fuji Soft, Inc.	2,300	40,516
IT Holdings Corp.	11,000	140,860
Itochu Techno-Solutions Corp.	1,500	68,441
Konami Corp.	5,200	150,388
NEC Fielding Ltd.	2,000	25,106
Net One Systems Co., Ltd.	3,400	46,385
Nihon Unisys Ltd.	7,600	57,085
NS Solutions Corp.	1,300	25,261
NSD Co., Ltd.	2,600	21,499
OBIC Co., Ltd.	220	46,371
Oracle Corp., Japan	1,600	61,800
Otsuka Corp.	900	72,383
SCSK Corp.	2,476	38,559
So-net Entertainment Corp.	6	25,162
Square Enix Holdings Co., Ltd.	2,600	50,889
Transcosmos, Inc. *	2,600	37,046
Trend Micro, Inc.	4,500	136,512
Yahoo Japan Corp.	362	108,638

		1,258,326

Technology Hardware & Equipment 2.3%
Alps Electric Co., Ltd.	16,200	147,345
Anritsu Corp.	4,000	52,190
Azbil Corp.	4,600	98,550
Canon Electronics, Inc.	1,000	24,672
Citizen Holdings Co., Ltd.	21,000	131,885
Cmk Corp. *	3,700	19,025
Daiwabo Holdings Co., Ltd.	30,000	63,823
Denki Kogyo Co., Ltd.	6,000	27,176
Elematec Corp.	1,700	24,638
Hamamatsu Photonics K.K.	2,200	87,425
Hirose Electric Co., Ltd.	1,200	125,654
Hitachi High-Technologies Corp.	3,400	85,441
Hitachi Kokusai Electric, Inc.	6,000	56,401
Horiba Ltd.	1,700	59,609
Hosiden Corp.	11,700	77,588
Japan Aviation Electronics Industry Ltd.	4,000	36,716
Mitsumi Electric Co., Ltd. *	14,000	116,282
NEC Mobiling Ltd.	700	25,547
Nichicon Corp.	4,300	51,558
Nippon Chemi-Con Corp. *	11,000	41,471
Oki Electric Industry Co., Ltd. *	123,000	209,387
Riso Kagaku Corp.	1,700	24,864
Ryosan Co., Ltd.	3,400	64,404
Ryoyo Electro Corp.	4,700	52,013
Shimadzu Corp.	12,000	106,836
Star Micronics Co., Ltd.	3,300	34,995
Taiyo Yuden Co., Ltd.	11,000	117,645
Toshiba Tec Corp.	17,000	68,806
Uniden Corp.	6,000	22,099
Yaskawa Electric Corp.	10,000	87,088
Yokogawa Electric Corp.	12,200	117,104

		2,258,237

Telecommunication Services 0.0%
eAccess Ltd.	206	41,380

Transportation 1.2%
Daiichi Chuo Kisen Kaisha *	16,000	21,877
Fukuyama Transporting Co., Ltd.	9,000	49,151
Hitachi Transport System Ltd.	2,800	51,243
Iino Kaiun Kaisha Ltd.	5,300	26,573
Japan Airport Terminal Co., Ltd.	5,000	68,580
Kamigumi Co., Ltd.	14,000	112,518
Keikyu Corp.	17,000	145,943
Keisei Electric Railway Co., Ltd.	16,000	123,492
Kintetsu World Express, Inc.	800	28,642
Mitsubishi Logistics Corp.	9,000	98,723
Mitsui-Soko Co., Ltd.	7,000	30,451
Nippon Konpo Unyu Soko Co., Ltd.	4,000	51,966
Nishi-Nippon Railroad Co., Ltd.	11,000	51,559
NS United Kaiun Kaisha Ltd. *	14,000	22,472
Sankyu, Inc.	29,000	115,066
Senko Co., Ltd.	10,000	43,830
Sotetsu Holdings, Inc.	19,000	58,748
The Sumitomo Warehouse Co., Ltd.	13,000	62,114

		1,162,948

Utilities 0.1%
The Okinawa Electric Power Co., Inc.	2,100	83,666

		31,504,561

Netherlands 1.4%

Capital Goods 0.4%
Aalberts Industries N.V.	5,986	114,880
Arcadis N.V.	4,005	92,813
Grontmij N.V. CVA	4,428	30,521
Heijmans N.V. CVA	8,132	79,916
Wavin N.V. *	6,587	91,558

		409,688

See financial notes 55

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Durables & Apparel 0.1%
Accell Group	1,141	22,976
Koninklijke Ten Cate N.V.	2,273	69,399
TomTom N.V. (c)*	10,657	53,149

		145,524

Diversified Financials 0.0%
BinckBank N.V.	4,620	43,769

Food & Staples Retailing 0.0%
Sligro Food Group N.V.	779	23,669

Food, Beverage & Tobacco 0.1%
Koninklijike Wessanen N.V.	18,486	55,239

Health Care Equipment & Services 0.1%
Mediq N.V.	4,529	60,085

Insurance 0.0%
Brit Insurance Holdings N.V. (a)(b)*	571	9,915

Materials 0.0%
AMG Advanced Metallurgical Group N.V. *	2,759	28,110

Real Estate 0.4%
Eurocommercial Properties N.V.	2,574	90,304
Nieuwe Steen Investments N.V.	4,687	51,571
VastNed Retail N.V.	2,304	113,243
Wereldhave N.V.	1,900	133,705

		388,823

Semiconductors & Semiconductor Equipment 0.1%
ASM International N.V.	2,133	75,513

Software & Services 0.0%
Unit 4 N.V.	1,142	33,374

Technology Hardware & Equipment 0.1%
TKH Group N.V. CVA	1,840	48,575

Transportation 0.1%
Koninklijke Vopak N.V.	1,444	93,132

		1,415,416

New Zealand 0.6%

Consumer Services 0.1%
Sky City Entertainment Group Ltd.	27,934	87,659

Health Care Equipment & Services 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	18,351	33,296

Materials 0.0%
Nuplex Industries Ltd.	13,191	28,861

Media 0.1%
Sky Network Television Ltd.	9,435	42,050

Real Estate 0.1%
AMP NZ Office Ltd.	37,946	30,102
Goodman Property Trust	33,832	28,766
Kiwi Income Property Trust	48,200	42,183

		101,051

Telecommunication Services 0.1%
Chorus Ltd. *	36,177	101,026

Transportation 0.1%
Auckland International Airport Ltd.	35,080	72,463

Utilities 0.1%
Contact Energy Ltd. *	16,386	64,903
Infratil Ltd.	15,556	24,080

		88,983

		555,389

Norway 1.4%

Banks 0.0%
Sparebanken 1 SMN	4,864	30,087

Capital Goods 0.0%
Kongsberg Gruppen Asa	1,566	30,237

Commercial & Professional Supplies 0.1%
Tomra Systems A.S.A.	4,706	36,731

Energy 0.8%
BW Offshore Ltd.	35,870	49,825
DNO International A.S.A. *	15,220	24,168
Dockwise Ltd. *	2,006	39,959
Fred. Olsen Energy A.S.A.	1,630	67,711
Kvaerner A.S.A.	16,904	49,988
Norwegian Energy Co., A.S.A. *	36,286	45,607
Prosafe SE	12,743	99,557
Songa Offshore SE *	18,500	63,780
Subsea 7 S.A. *	5,611	145,319
TGS Nopec Geophysical Co., A.S.A.	4,960	144,002

		729,916

Food, Beverage & Tobacco 0.1%
Austevoll Seafood A.S.A.	7,578	27,773
Cermaq A.S.A. *	5,123	70,006
Leroy Seafood Group A.S.A.	1,630	25,633

		123,412

Media 0.1%
Schibsted A.S.A.	2,868	109,493

Real Estate 0.0%
Norwegian Property A.S.A.	22,454	33,354

Semiconductors & Semiconductor Equipment 0.1%
Renewable Energy Corp. A.S.A. (c)*	161,800	92,444

Software & Services 0.1%
Atea A.S.A.	6,614	70,462

Transportation 0.1%
Golden Ocean Group Ltd.	76,644	69,456
Norwegian Air Shuttle A.S.A. *	1,975	33,361

		102,817

		1,358,953

Portugal 0.5%

Banks 0.0%
Banco BPI S.A. - Reg’d (c)*	44,818	23,890

Capital Goods 0.0%
Sonae	86,261	46,817

Food & Staples Retailing 0.1%
Jeronimo Martins, SGPS, S.A.	7,615	142,511

Materials 0.2%
CIMPOR-Cimentos de Portugal, SGPS, S.A.	12,914	94,471
Portucel-Empresa Produtora de Pasta e Papel, S.A.	13,736	34,838

56 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Semapa-Sociedade de Investimento e Gestao, SGPS, S.A. *	3,167	22,774

		152,083

Media 0.1%
Zon Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS, S.A.	23,800	80,317

Utilities 0.1%
EDP Renovaveis S.A. *	18,810	80,168
Redes Energeticas Nacionais S.A.	9,108	24,085

		104,253

		549,871

Republic of Korea 6.0%

Automobiles & Components 0.3%
Halla Climate Control Corp.	2,550	51,572
Mando Corp.	526	83,766
S&T Daewoo Co., Ltd.	940	22,263
Ssangyong Motor Co. *	13,540	72,665
Sungwoo Hitech Co., Ltd.	3,114	34,900

		265,166

Banks 0.0%
Jeonbuk Bank	6,385	26,693

Capital Goods 1.1%
Daewoo Engineering & Construction Co., Ltd. *	9,070	75,355
Daewoo International Corp.	3,060	88,334
Doosan Infracore Co., Ltd. *	4,830	89,594
Hanjin Heavy Industries & Construction Co., Ltd. *	5,121	75,218
Hyundai Elevator Co., Ltd.	205	18,166
KCC Corp.	484	123,769
Keangnam Enterprises Ltd.	3,160	22,421
Kolon Global Corp.	6,880	34,297
LG Hausys Ltd.	657	37,517
LS Industrial Systems Co., Ltd.	390	19,841
S&T Dynamics Co., Ltd.	1,630	19,597
Samsung Engineering Co., Ltd.	622	117,760
Samsung Techwin Co., Ltd.	2,053	124,872
SK Networks Co., Ltd.	15,190	124,894
STX Engine Co., Ltd.	2,980	37,599
Taeyoung Engineering & Construction	7,370	32,377
Taihan Electric Wire Co., Ltd. *	30,927	84,502

		1,126,113

Commercial & Professional Supplies 0.1%
S1 Corp.	1,114	55,623

Consumer Durables & Apparel 0.3%
Handsome Co., Ltd.	990	33,313
LG Fashion Corp.	1,150	38,171
Woongjin Chemical Co., Ltd. *	30,340	20,875
Woongjin Coway Co., Ltd.	3,590	114,714
Youngone Corp.	1,120	24,243
Youngone Holdings Co., Ltd.	605	30,205

		261,521

Consumer Services 0.1%
Hotel Shilla Co., Ltd.	1,060	49,441

Diversified Financials 0.7%
Daewoo Securities Co., Ltd. *	10,480	105,417
Daishin Securities Co., Ltd.	5,880	50,708
Hanwha Securities Co., Ltd. *	6,820	26,972
Hyundai Securities Co., Ltd. *	13,720	112,302
Korea Investment Holdings Co., Ltd. *	2,880	98,813
Mirae Asset Securities Co., Ltd. *	1,122	34,080
Samsung Card Co., Ltd.	2,760	84,481
Tong Yang Securities, Inc.	23,780	91,723
Woori Investment & Securities Co., Ltd. *	9,850	96,499

		700,995

Energy 0.0%
SK Gas Co., Ltd.	580	31,838

Food, Beverage & Tobacco 0.7%
Binggrae Co., Ltd.	443	25,464
CJ CheilJedang Corp.	498	164,523
Daesang Corp.	2,750	44,160
Hite Jinro Co., Ltd.	1,480	31,982
Lotte Chilsung Beverage Co., Ltd.	59	66,532
Lotte Confectionery Co., Ltd.	47	71,027
Namyang Dairy Products Co., Ltd.	40	23,006
NongShim Co., Ltd.	323	64,597
Orion Corp.	92	72,864
Ottogi Corp.	266	39,014
Samyang Holding Corp.	916	48,583

		651,752

Household & Personal Products 0.3%
Amorepacific Corp.	94	90,247
Amorepacific Group	442	111,097
LG Household & Health Care Ltd.	146	76,463

		277,807

Insurance 0.3%
Korean Reinsurance Co.	6,216	75,072
LIG Insurance Co., Ltd.	5,960	123,420
Meritz Fire & Marine Insurance Co., Ltd.	7,694	79,298
Tong Yang Life Insurance *	3,850	33,968

		311,758

Materials 0.8%
Capro Corp.	1,020	17,606
Dongbu Steel Co., Ltd. *	8,190	40,378
Hansol Paper Co., Ltd.	10,080	68,254
Hanwha Chemical Corp.	4,940	96,686
Hyundai Hysco	1,300	45,679
Kolon Corp.	1,520	31,347
Kolon Industries, Inc.	2,018	111,289
KP Chemical Corp.	1,650	20,859
Poongsan Corp.	2,510	66,031
Seah Besteel Corp.	1,970	78,309
SK Chemicals Co., Ltd.	2,280	113,147
SKC Co., Ltd.	690	23,715
Taekwang Industrial Co., Ltd.	37	33,570
Tong Yang Major Corp. *	47,940	41,796
Young Poong Corp.	29	26,431

		815,097

Media 0.1%
Cheil Worldwide, Inc.	2,698	46,816
CJ CGV	1,070	25,087

See financial notes 57

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Daekyo Co., Ltd.	4,530	23,925
Woongjin Thinkbig Co., Ltd.	2,680	26,396

		122,224

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Dong-A Pharmaceutical Co., Ltd.	606	39,644
Yuhan Corp.	463	43,362

		83,006

Retailing 0.1%
CJ O Shopping Co., Ltd.	120	18,802
Daewoo Motor Sales Corp. (a)(b)*	50,660	53,344
Hyundai Department Store H&S Co., Ltd.	2,506	35,166

		107,312

Semiconductors & Semiconductor Equipment 0.1%
Dongbu HiTek Co., Ltd. *	4,030	28,483
Hansol Technics Co., Ltd, *	1,320	23,761

		52,244

Software & Services 0.2%
Daum Communications Corp.	268	25,067
NCSoft Corp.	157	40,493
NHN Corp.	695	157,115

		222,675

Technology Hardware & Equipment 0.1%
Daeduck Electronics Co., Ltd.	3,030	30,910
LG Innotek *	630	45,026
SFA Engineering Corp.	426	20,212

		96,148

Telecommunication Services 0.1%
SK Broadband Co., Ltd. *	20,924	59,601

Transportation 0.5%
Asiana Airlines *	10,630	59,967
Hanjin Shipping Co., Ltd. *	9,790	133,606
Hanjin Transportation Co., Ltd.	1,850	31,151
Hyundai Glovis Co., Ltd.	143	27,930
Hyundai Merchant Marine Co., Ltd. *	4,890	123,918
Korea Express Co., Ltd. *	882	60,779
Korea Line Corp. *	1,356	22,284
STX Pan Ocean Co., Ltd.	17,570	91,152

		550,787

Utilities 0.0%
E1 Corp.	542	23,551

		5,891,352

Singapore 2.5%

Capital Goods 0.3%
Cosco Corp., Ltd.	59,431	49,420
Hong Leong Asia Ltd.	15,000	22,166
SembCorp Marine Ltd.	30,096	123,143
Yangzijiang Shipbuilding Holdings Ltd.	59,000	55,969

		250,698

Consumer Services 0.1%
Genting Singapore plc *	71,000	98,929

Diversified Financials 0.1%
Singapore Exchange Ltd.	23,000	124,004

Energy 0.1%
Ezra Holdings Ltd. *	22,000	17,873
Straits Asia Resources Ltd.	20,000	31,640

		49,513

Food & Staples Retailing 0.1%
Olam International Ltd.	67,704	123,539

Food, Beverage & Tobacco 0.0%
Indofood Agri Resources Ltd. *	22,000	25,212

Real Estate 1.2%
Ascendas India Trust	39,000	25,609
Ascendas REIT	88,000	147,627
Ascott Residence Trust	44,000	39,764
Cambridge Industrial Trust	58,000	25,299
CapitaCommercial Trust	109,302	113,676
CapitaMall Trust REIT	98,000	142,282
CapitaMalls Asia Ltd.	49,000	60,735
CDL Hospitality Trusts	26,000	39,655
Fortune REIT	86,000	46,195
Keppel Land Ltd.	32,000	81,472
Lippo-Mapletree Indonesia Retail Trust	94,000	31,111
Mapletree Logistics Trust	76,000	60,050
Suntec Real Estate Investment Trust	127,000	134,026
UOL Group Ltd.	37,000	134,841
Wing Tai Holdings Ltd.	51,000	48,664
Yanlord Land Group Ltd.	30,000	27,970

		1,158,976

Technology Hardware & Equipment 0.1%
Venture Corp. Ltd.	20,000	138,532

Telecommunication Services 0.1%
M1 Ltd.	28,000	55,114
StarHub Ltd.	36,000	92,721

		147,835

Transportation 0.4%
Neptune Orient Lines Ltd. *	124,000	123,174
SATS Ltd.	38,749	81,580
SIA Engineering Co., Ltd.	11,205	35,612
Singapore Post Ltd.	68,000	55,745
SMRT Corp., Ltd.	40,000	54,233

		350,344

		2,467,582

Spain 1.7%

Banks 0.1%
Banco de Valencia S.A. (c)*	155,553	41,235
Banco Espanol de Credito S.A. (c)	8,690	32,688
Caja de Ahorros del Mediterraneo (a)(b)*	5,382	—

		73,923

Capital Goods 0.4%
Abengoa S.A.	5,422	82,996
Construcciones y Auxiliar de Ferrocarriles S.A.	167	89,289
Duro Felguera S.A.	3,900	24,073
Sacyr Vallehermoso S.A. (c)	36,082	65,212
Zardoya Otis S.A.	8,328	102,116

		363,686

58 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Commercial & Professional Supplies 0.1%
Prosegur, Compania de Seguridad S.A. - Reg’d	1,479	84,596

Consumer Services 0.1%
Melia Hotels International S.A.	6,940	41,500
NH Hoteles S.A. *	35,390	116,477

		157,977

Diversified Financials 0.1%
Bolsas y Mercados Espanoles	5,080	119,739

Energy 0.1%
Tecnicas Reunidas S.A.	1,691	66,026

Food, Beverage & Tobacco 0.2%
Deoleo S.A. *	75,167	34,372
Ebro Foods S.A.	7,176	126,961
Pescanova S.A.	1,075	32,389
Viscofan S.A.	1,442	65,271

		258,993

Insurance 0.0%
Grupo Catalana Occidente S.A.	3,093	43,504

Materials 0.1%
Grupo Empresarial Ence S.A.	17,705	41,603
Tubacex S.A. *	7,364	18,587

		60,190

Media 0.2%
Antena 3 de Television S.A.	8,953	47,479
Mediaset Espana Comunicacion S.A.	22,506	102,449
Promotora de Informaciones S.A., Class A (c)*	92,182	44,607

		194,535

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Almirall S.A.	4,425	38,019
Grifols S.A. *	3,194	80,420

		118,439

Utilities 0.2%
Iberdrola S.A.	11,564	53,885
Red Electrica Corp. S.A.	2,622	114,153

		168,038

		1,709,646

Sweden 2.3%

Capital Goods 0.4%
BE Group AB	7,388	26,018
Haldex AB	8,798	54,922
Lindab International AB	6,433	52,463
NIBE Industrier AB, B Shares	2,058	32,498
Peab AB	22,040	115,008
Saab AB, Class B	3,350	55,714

		336,623

Commercial & Professional Supplies 0.1%
AF AB, B Shares	1,416	28,626
Intrum Justitia AB	1,778	26,946
Loomis AB, B Shares	5,112	69,096

		124,668

Consumer Durables & Apparel 0.1%
JM AB	3,946	73,097
Nobia AB *	9,750	39,117

		112,214

Consumer Services 0.0%
Betsson Ab *	899	29,505

Diversified Financials 0.1%
Avanza Bank Holding AB	968	23,165
Bure Equity AB	8,286	23,036
D. Carnegie & Co. AB (a)(b)*	851	—
Lundbergs AB, B Shares	2,221	72,040

		118,241

Energy 0.1%
Lundin Petroleum AB *	3,367	67,021
PA Resources AB *	196,456	46,063

		113,084

Food & Staples Retailing 0.1%
Axfood AB	2,032	73,936
Hakon Invest AB	2,008	29,321

		103,257

Food, Beverage & Tobacco 0.1%
AarhusKarlshamn AB	1,834	61,790

Health Care Equipment & Services 0.1%
Elekta AB, B Shares	1,052	53,203

Materials 0.1%
Billerud AB	7,312	70,790
Hoganas AB, B Shares	1,635	63,428

		134,218

Media 0.2%
Eniro AB (c)*	45,476	74,552
Modern Times Group AB, B Shares	2,620	127,562

		202,114

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Meda AB, A Shares	12,103	119,691

Real Estate 0.5%
Castellum AB	8,435	106,807
Fabege AB	12,238	103,324
Hufvudstaden AB, A Shares	5,876	63,139
Klovern AB	10,009	34,985
Kungsleden AB	17,804	109,563
Wallenstam AB, Class B	4,387	43,744
Wihlborgs Fastigheter AB	3,724	51,729

		513,291

Technology Hardware & Equipment 0.2%
Axis Communications AB	932	23,442
Hexagon AB, B Shares	6,922	140,249

		163,691

Transportation 0.1%
SAS AB (c)*	90,627	111,745

		2,297,335

Switzerland 3.3%

Automobiles & Components 0.0%
Autoneum Holding AG *	637	35,117

Banks 0.3%
Banque Cantonale Vaudoise - Reg’d	164	92,824
Basler Kantonalbank *	210	26,237

See financial notes 59

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
St. Galler Kantonalbank AG - Reg’d	101	40,887
Valiant Holding AG - Reg’d	825	100,285

		260,233

Capital Goods 0.8%
AFG Arbonia-Forster Holding AG - Reg’d *	2,071	43,350
Belimo Holding AG	13	25,727
Bucher Industries AG - Reg’d	452	89,492
Burckhardt Compression Holding AG	119	32,929
Georg Fischer AG - Reg’d *	277	122,907
Huber & Suhner AG - Reg’d	720	31,369
Kaba Holding AG - Reg’d, Series B	146	57,197
Meyer Burger Technology AG (c)*	2,379	39,328
OC Oerlikon Corp. AG - Reg’d *	17,355	171,552
Rieter Holding AG - Reg’d *	470	81,844
Schweiter Technologies AG *	49	28,943
Zehnder Group AG	535	39,391

		764,029

Commercial & Professional Supplies 0.1%
Gategroup Holding AG *	2,440	82,747

Consumer Durables & Apparel 0.1%
Forbo Holding AG - Reg’d *	106	76,695

Consumer Services 0.1%
Kuoni Reisen Holding AG - Reg’d, Series B *	225	81,215

Diversified Financials 0.2%
Bank Sarasin & Cie AG - Reg’d, Series B *	1,971	60,835
EFG International AG *	3,211	31,217
Partners Group Holding AG	206	39,205
Vontobel Holding AG - Reg’d	1,924	48,821

		180,078

Energy 0.0%
Petroplus Holdings AG (c)*	150,120	13,148

Food, Beverage & Tobacco 0.1%
Barry Callebaut AG - Reg’d *	67	64,501

Health Care Equipment & Services 0.2%
Nobel Biocare Holding AG - Reg’d *	8,691	107,143
Sonova Holding AG - Reg’d *	914	101,016
Straumann Holding AG - Reg’d	259	43,037

		251,196

Materials 0.3%
Ems-Chemie Holding AG - Reg’d	587	115,533
Schmolz & Bickenbach AG - Reg’d *	12,856	87,834
Sika AG	47	99,695

		303,062

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Actelion Ltd. - Reg’d *	2,473	104,726
Galenica AG - Reg’d	166	113,288
Tecan AG - Reg’d *	286	21,758

		239,772

Real Estate 0.3%
Allreal Holding AG - Reg’d *	322	50,518
Mobimo Holding AG *	182	44,328
PSP Swiss Property AG - Reg’d *	1,482	133,180
Swiss Prime Site AG - Reg’d *	1,324	110,423

		338,449

Retailing 0.2%
Charles Voegele Holding AG - BR *	1,294	25,862
Dufry Group - Reg’d *	560	76,056
Valora Holding AG - Reg’d	326	68,360

		170,278

Software & Services 0.0%
Temenos Group AG - Reg’d *	1,473	27,612

Technology Hardware & Equipment 0.2%
Kudelski S.A. - BR *	5,908	43,822
Logitech International S.A. - Reg’d (c)*	14,660	149,554

		193,376

Transportation 0.2%
Flughafen Zuerich AG - Reg’d	155	57,719
Panalpina Welttransport Holding AG - Reg’d *	1,172	114,404

		172,123

		3,253,631

United Kingdom 9.1%

Banks 0.1%
Paragon Group Cos. plc	24,950	72,912

Capital Goods 1.1%
Ashtead Group plc	31,793	128,383
Bodycote plc	15,028	103,788
Chemring Group plc	8,448	44,782
Fenner plc	6,299	46,098
Galliford Try plc	3,945	41,820
Interserve plc	12,416	57,627
Kier Group plc	3,260	61,712
Melrose plc	18,086	128,338
Morgan Crucible Co. plc	13,687	72,221
Qinetiq Group plc	43,674	108,472
Rotork plc	2,133	76,426
Senior plc	17,128	59,222
Spirax-Sarco Engineering plc	2,551	95,506
Ultra Electronics Holdings plc	2,614	71,463

		1,095,858

Commercial & Professional Supplies 0.9%
Berendsen plc	8,974	75,044
Cape plc	6,150	37,677
Homeserve plc	20,228	82,901
Intertek Group plc	3,391	138,450
ITE Group plc	7,042	25,825
Michael Page International plc	12,004	81,113
Mitie Group plc	25,486	120,677
Regus plc	41,945	72,713
RPS Group plc	13,264	51,043
Shanks Group plc	41,138	61,826
Sthree plc	6,526	36,688
WS Atkins plc	8,214	97,007

		880,964

Consumer Durables & Apparel 0.4%
Bellway plc	11,548	147,562
Bovis Homes Group plc	9,552	71,673
Pace plc	32,590	38,488
Redrow plc *	13,959	27,889

60 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Berkeley Group Holdings plc *	6,112	127,089

		412,701

Consumer Services 0.5%
Betfair Group plc	2,847	36,513
Bwin.Party Digital Entertainment plc	9,406	23,519
Enterprise Inns plc *	59,182	59,090
J.D. Wetherspoon plc	9,540	62,797
Marston’s plc	81,132	128,489
Millennium & Copthorne Hotels plc	11,081	87,388
Restaurant Group plc	12,605	57,477
Spirit Pub Co. plc *	26,998	24,317

		479,590

Diversified Financials 0.9%
Aberdeen Asset Management plc	34,475	158,670
Ashmore Group plc	10,228	63,524
Brewin Dolphin Holdings plc	12,128	32,187
F&C Asset Management plc	34,707	37,934
Hargreaves Lansdown plc	3,918	33,476
IG Group Holdings plc	14,972	112,500
International Personal Finance	19,582	85,068
Jupiter Fund Management plc	11,949	44,301
London Stock Exchange Group plc	9,967	175,974
Rathbone Brothers plc	1,422	30,534
Tullett Prebon plc	20,419	113,838

		888,006

Energy 0.8%
Afren plc *	19,744	43,226
Cairn Energy plc *	19,477	109,130
Enquest plc *	23,910	49,188
Essar Energy plc *	54,874	130,808
Heritage Oil plc *	10,028	24,236
Hunting plc	5,673	87,598
Lamprell plc	4,928	27,875
Petrofac Ltd.	5,457	154,102
Premier Oil plc *	13,662	83,139
Salamander Energy plc *	5,512	22,275
Soco International plc *	8,527	41,566

		773,143

Food & Staples Retailing 0.1%
Booker Group plc	96,987	124,364

Food, Beverage & Tobacco 0.3%
Britvic plc	18,268	113,342
Cranswick plc	3,255	42,532
Dairy Crest Group plc	11,318	55,304
Devro plc	4,985	24,948
Greggs plc	7,321	59,601

		295,727

Health Care Equipment & Services 0.0%
Synergy Health plc	2,850	38,445

Household & Personal Products 0.1%
PZ Cussons plc	9,195	49,588

Insurance 0.3%
Beazley plc	46,652	107,390
Jardine Lloyd Thompson Group plc	7,342	83,785
Phoenix Group Holdings	6,394	54,790
St. James’s Place plc	8,473	45,477

		291,442

Materials 0.8%
African Barrick Gold plc	4,277	24,971
Aquarius Platinum Ltd.	36,541	77,507
AZ Electronic Materials S.A.	13,547	70,020
Croda International plc	2,745	99,420
Elementis plc	19,860	67,059
Ferrexpo plc	5,196	24,714
Filtrona plc	7,886	59,464
Fresnillo plc	1,927	49,098
Gem Diamonds Ltd. *	6,068	25,536
Hochschild Mining plc	3,660	29,899
New World Resources plc	7,408	48,944
Petropavlovsk plc	5,660	43,915
Randgold Resources Ltd.	637	56,541
RPC Group plc	9,956	59,685
Victrex plc	2,188	51,560
Yule Catto & Co. plc	9,466	35,758

		824,091

Media 0.4%
Aegis Group plc	47,621	137,399
Cineworld Group plc	8,276	27,270
Daily Mail & General Trust	21,333	144,173
Yell Group plc (c)*	1,408,229	89,131

		397,973

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
BTG plc *	5,024	30,993
Genus plc	1,412	32,370
Hikma Pharmaceuticals plc	3,999	40,763

		104,126

Real Estate 0.5%
Big Yellow Group plc	9,590	46,139
Capital & Counties Properties plc	18,546	59,910
Derwent London plc	3,619	102,332
Grainger plc	12,092	19,474
Great Portland Estates plc	13,856	80,988
Hansteen Holdings plc	22,540	26,830
London & Stamford Property plc	19,093	34,394
Mapeley Ltd. (a)(b)*	2,199	—
Savills plc	5,746	33,358
Shaftesbury plc	8,041	66,756
Unite Group plc	7,910	25,076

		495,257

Retailing 0.5%
Carpetright plc *	3,070	29,890
Halfords Group plc	20,815	92,952
Howden Joinery Group plc *	25,669	50,903
Mothercare plc	15,076	41,804
N Brown Group plc	14,477	53,861
Smiths News plc	35,086	56,656
Sports Direct International plc *	6,329	31,048
WH Smith plc	11,251	96,234

		453,348

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings plc	10,641	90,036
CSR plc	11,456	42,871

		132,907

Software & Services 0.3%
Aveva Group plc	1,112	30,110
Computacenter plc	5,555	37,442

See financial notes 61

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Fidessa Group plc	1,058	26,609
Micro Focus International plc	6,997	52,833
Misys plc *	12,995	73,539
Telecity Group plc *	3,062	40,132

		260,665

Technology Hardware & Equipment 0.6%
Domino Printing Sciences plc	3,564	34,655
Electrocomponents plc	36,624	135,547
Halma plc	12,902	84,848
Laird plc	24,579	86,280
Premier Farnell plc	24,798	86,535
Spectris plc	3,505	107,317
Spirent Communications plc	15,194	41,935

		577,117

Telecommunication Services 0.1%
KCOM Group plc	25,567	29,465
TalkTalk Telecom Group plc	39,717	82,452

		111,917

Transportation 0.2%
BBA Aviation plc	34,718	111,347
Go-Ahead Group plc	5,282	97,755
Stobart Group Ltd.	14,365	29,803

		238,905

		8,999,046

Total Common Stock
(Cost $94,785,736)		96,511,949

Preferred Stock 0.3% of net assets

Germany 0.3%

Capital Goods 0.1%
Jungheinrich AG	1,678	57,780
KSB AG	58	33,778

		91,558

Consumer Durables & Apparel 0.1%
Hugo Boss AG	418	46,684

Health Care Equipment & Services 0.0%
Draegerwerk AG & Co. KGAA	406	45,733

Materials 0.1%
Fuchs Petrolub AG	903	53,793

Transportation 0.0%
Sixt AG	1,470	27,494

		265,262

Republic of Korea 0.0%

Diversified Financials 0.0%
Daishin Securities Co., Ltd.	3,250	19,639

Sweden 0.0%

Real Estate 0.0%
Klovern AB	233	4,792

Total Preferred Stock
(Cost $166,261)		289,693

Rights 0.0% of net assets

United Kingdom 0.0%

Consumer Durables & Apparel 0.0%
Redrow plc (a)(b)*	2,093	—

Total Rights
(Cost $—)		—

Warrants 0.0% of net assets

Netherlands 0.0%

Real Estate 0.0%
Nieuwe Steen Investments N.V. (a)(b)*	2,410	—

Total Warrants
(Cost $—)		—

Other Investment Company 1.0% of net assets

United States 1.0%
iShares MSCI EAFE Small Cap Index Fund	24,000	955,680

Total Other Investment Company
(Cost $942,530)		955,680

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
Bank of America
0.03%, 05/01/12	303,187	303,187

Total Short-Term Investment
(Cost $303,187)		303,187

End of Investments.

62 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 1.7% of net assets

Wells Fargo Advantage Government Money Market Fund	1,721,428	1,721,428

Total Collateral Invested for Securities on Loan
(Cost $1,721,428)		1,721,428

End of Collateral Invested for Securities on Loan.

At 04/30/12, the tax basis cost of the fund’s investments was $96,680,688 and the unrealized appreciation and depreciation were $12,098,751 and ($10,718,930), respectively, with a net unrealized appreciation of $1,379,821.

At 04/30/12, the values of certain foreign securities held by the fund aggregating $86,253,323 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $115,765 or 0.1% of net assets.
(c)	All or a portion of this security is on loan.

CVA —	Dutch Certificate
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

See financial notes 63

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings as of April 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

88.8%	Common Stock	302,779,011	309,600,525
10.4%	Preferred Stock	40,542,555	36,190,063
0.0%	Rights	—	1,589
0.4%	Other Investment Company	1,479,785	1,477,000
0.1%	Short-Term Investment	233,014	233,014

99.7%	Total Investments	345,034,365	347,502,191
0.1%	Collateral Invested for Securities on Loan	506,200	506,200
0.2%	Other Assets and Liabilities, Net		671,208

100.0%	Total Net Assets		348,679,599

	Number	Value
Security	of Shares	($)

Common Stock 88.8% of net assets

Brazil 9.0%

Banks 1.2%
Banco do Brasil S.A.	223,700	2,767,278
Banco Santander Brasil S.A.	156,100	1,272,614
Itau Unibanco Holding S.A.	23,558	333,568

		4,373,460

Capital Goods 0.3%
Embraer S.A.	109,000	940,094

Consumer Durables & Apparel 0.2%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	33,500	270,650
Gafisa S.A.	110,530	205,271
PDG Realty S.A. Empreendimentos e Participacoes	95,200	224,746

		700,667

Diversified Financials 0.3%
BM&F BOVESPA S.A.	202,900	1,141,090

Energy 2.3%
Petroleo Brasileiro S.A. - Petrobras	599,200	7,038,317
Ultrapar Participacoes S.A.	38,924	884,195

		7,922,512

Food, Beverage & Tobacco 0.7%
BRF-Brasil Foods S.A.	49,600	906,833
Companhia de Bebidas das Americas	3,380	119,532
Cosan S.A. Industria e Comercio	13,600	236,162
JBS S.A. *	110,200	433,596
Marfrig Alimentos S.A.	45,000	247,646
Souza Cruz S.A.	23,700	369,149

		2,312,918

Household & Personal Products 0.1%
Natura Cosmeticos S.A.	16,600	381,004

Insurance 0.1%
Sul America S.A.	25,045	204,969

Materials 2.0%
Companhia Siderurgica Nacional S.A.	197,500	1,694,056
Fibria Celulose S.A. *	46,842	376,967
Gerdau S.A.	32,700	254,752
Usinas Siderurgicas de Minas Gerais S.A.	82,900	791,533
Vale S.A.	169,100	3,779,167

		6,896,475

Real Estate 0.1%
BR Malls Participacoes S.A.	18,792	233,452

Retailing 0.0%
Lojas Americanas S.A.	6,049	52,647

Software & Services 0.2%
Cielo S.A.	11,590	347,794
Redecard S.A.	28,400	478,263

		826,057

Telecommunication Services 0.2%
Oi S.A.	16,414	110,996
Tim Participacoes S.A.	86,656	515,531

		626,527

Transportation 0.3%
All America Latina Logistica S.A.	73,827	336,185
CCR S.A.	117,700	913,863

		1,250,048

Utilities 1.0%
AES Tiete S.A.	8,400	106,424
Centrais Eletricas Brasileiras S.A. *	166,603	1,424,667
Cia de Saneamento Basico do Estado de Sao Paulo	9,200	361,214
Companhia de Saneamento de Minas Gerais - Copasa MG *	9,693	226,135
Companhia Energetica de Minas Gerais	11,656	197,696
EDP - Energias do Brasil S.A.	42,600	297,908
Light S.A.	25,200	327,865
Tractebel Energia S.A.	27,200	468,757

		3,410,666

		31,272,586

Chile 1.6%

Banks 0.3%
Banco de Chile	2,977,000	469,471
Banco Santander Chile	7,975,207	629,665

		1,099,136

Capital Goods 0.2%
Empresas Copec S.A.	47,852	775,338

64 See financial notes

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 0.2%
CAP S.A.	6,888	288,953
Empresas CMPC S.A.	119,088	489,510

		778,463

Retailing 0.1%
S.A.C.I. Falabella	35,722	350,519

Transportation 0.3%
Compania Sud Americana de Vapores S.A. *	1,270,964	148,030
Lan Airlines S.A.	19,729	559,212
Sociedad Matriz SAAM S.A. *	1,580,870	189,014

		896,256

Utilities 0.5%
Empresa Nacional de Electricidad S.A.	441,109	803,744
Enersis S.A.	2,642,872	1,078,178

		1,881,922

		5,781,634

China 16.8%

Automobiles & Components 0.2%
Dongfeng Motor Group Co., Ltd., Class H	176,000	344,232
Guangzhou Automobile Group Co., Ltd., Class H *	230,000	253,945

		598,177

Banks 6.2%
Agricultural Bank of China Ltd., Class H	2,517,600	1,190,696
Bank of China Ltd., Class H	13,466,234	5,607,632
Bank of Communications Co., Ltd., Class H	1,149,700	884,722
China Citic Bank Corp. Ltd., Class H	1,039,000	658,332
China Construction Bank Corp., Class H	8,796,000	6,826,081
China Merchants Bank Co., Ltd., Class H *	334,850	723,011
China Minsheng Banking Corp., Ltd., Class H	400,700	414,639
Industrial & Commercial Bank of China Ltd., Class H	7,831,172	5,203,296

		21,508,409

Capital Goods 0.8%
Beijing Enterprises Holdings Ltd.	57,500	320,874
China Communications Construction Co., Ltd., Class H *	804,000	801,106
China International Marine Containers (Group) Co., Ltd., Class B	190,905	280,382
China Railway Construction Corp., Ltd., Class H	608,000	482,293
China Railway Group Ltd., Class H	1,186,000	467,494
Citic Pacific Ltd.	157,000	257,653
Shanghai Industrial Holdings Ltd.	77,000	256,408

		2,866,210

Energy 3.9%
China Coal Energy Co., Ltd., Class H *	397,000	453,568
China Petroleum & Chemical Corp., Class H	3,510,000	3,728,008
China Shenhua Energy Co., Ltd., Class H	313,000	1,382,224
CNOOC Ltd.	1,470,000	3,106,327
Inner Mongolia Yitai Coal Co., Ltd., Class B	51,800	296,186
PetroChina Co., Ltd., Class H	2,911,000	4,342,326
Yanzhou Coal Mining Co., Ltd., Class H *	134,000	280,656

		13,589,295

Food & Staples Retailing 0.1%
China Resources Enterprise Ltd.	156,000	564,670

Insurance 1.0%
China Life Insurance Co., Ltd., Class H *	674,000	1,794,556
China Pacific Insurance Group Co., Ltd., Class H *	139,800	452,726
PICC Property & Casualty Co., Ltd., Class H	240,000	298,526
Ping An Insurance (Group) Co. of China Ltd., Class H	135,000	1,121,345

		3,667,153

Materials 0.3%
Aluminum Corp. of China Ltd., Class H (a)*	583,000	280,611
Angang Steel Co., Ltd., Class H (a)*	430,000	292,264
China National Building Material Co., Ltd., Class H *	212,000	284,122
Jiangxi Copper Co., Ltd., Class H	129,000	310,231

		1,167,228

Real Estate 0.4%
China Overseas Land & Investment Ltd.	292,000	631,017
China Resources Land Ltd.	166,000	317,657
Sino-Ocean Land Holdings Ltd.	676,500	313,788

		1,262,462

Technology Hardware & Equipment 0.3%
Lenovo Group Ltd.	970,000	927,635

Telecommunication Services 3.2%
China Mobile Ltd.	714,500	7,904,887
China Telecom Corp., Ltd., Class H *	2,624,000	1,406,335
China Unicom (Hong Kong) Ltd.	1,001,056	1,750,823

		11,062,045

Transportation 0.2%
China COSCO Holdings Co., Ltd., Class H (a)	584,500	336,267
China Merchants Holdings International Co., Ltd.	118,000	379,961

		716,228

Utilities 0.2%
China Resources Power Holdings Co., Ltd.	185,000	336,239

See financial notes 65

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Huaneng Power International, Inc., Class H *	775,000	458,736

		794,975

		58,724,487

Czech Republic 0.8%

Banks 0.1%
Komercni Banka A/S	1,699	312,137

Telecommunication Services 0.2%
Telefonica Czech Republic A/S	37,062	747,414

Utilities 0.5%
CEZ A/S	41,155	1,659,475

		2,719,026

Egypt 0.6%

Banks 0.2%
Commercial International Bank Egypt S.A.E. GDR	170,448	693,723

Capital Goods 0.1%
Orascom Construction Industries GDR	9,261	408,410

Telecommunication Services 0.3%
Orascom Telecom Holding S.A.E. GDR - Reg’d *	233,861	654,811
Orascom Telecom Media & Technology Holding SAE (c)*	193,755	218,943

		873,754

		1,975,887

Hungary 1.2%

Banks 0.5%
OTP Bank Nyrt. plc	105,904	1,856,464

Energy 0.4%
MOL Hungarian Oil & Gas plc *	18,610	1,538,581

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Richter Gedeon Nyrt.	894	154,496

Telecommunication Services 0.2%
Magyar Telekom Telecommunications plc	196,587	494,520

		4,044,061

India 5.7%

Automobiles & Components 0.4%
Bajaj Auto Ltd.	9,668	296,932
Hero Motocorp Ltd.	6,971	295,073
Mahindra & Mahindra Ltd.	18,764	251,567
Tata Motors Ltd.	92,730	555,045

		1,398,617

Banks 1.1%
Axis Bank Ltd.	25,559	534,782
HDFC Bank Ltd.	52,665	542,343
Housing Development Finance Corp., Ltd.	58,436	744,517
ICICI Bank Ltd.	67,061	1,122,642
Punjab National Bank	4,782	76,825
State Bank of India	19,447	785,759

		3,806,868

Capital Goods 0.3%
Bharat Heavy Electricals Ltd.	73,025	309,706
Larsen & Toubro Ltd.	36,338	842,521

		1,152,227

Energy 1.5%
Bharat Petroleum Corp., Ltd.	43,505	552,449
Hindustan Petroleum Corp., Ltd.	124,455	713,196
Indian Oil Corp., Ltd.	76,227	382,992
Oil & Natural Gas Corp., Ltd.	185,138	950,004
Reliance Industries Ltd.	186,056	2,624,330

		5,222,971

Food, Beverage & Tobacco 0.5%
Balrampur Chini Mills Ltd.	339,462	352,519
ITC Ltd.	284,136	1,322,498

		1,675,017

Household & Personal Products 0.1%
Hindustan Unilever Ltd.	48,967	385,011

Materials 0.8%
Grasim Industries Ltd.	4,334	210,492
Hindalco Industries Ltd.	373,065	850,326
JSW Steel Ltd.	22,559	295,810
Steel Authority of India Ltd.	161,318	289,266
Sterlite Industries (India) Ltd.	147,511	298,551
Tata Chemicals Ltd.	41,199	263,824
Tata Steel Ltd.	71,952	631,153

		2,839,422

Real Estate 0.1%
DLF Ltd.	60,971	216,155

Software & Services 0.3%
Infosys Ltd.	24,707	1,145,656

Telecommunication Services 0.3%
Bharti Airtel Ltd.	114,477	672,730
Reliance Communications Ltd.	201,977	287,575

		960,305

Utilities 0.3%
GAIL India Ltd.	45,391	283,544
NTPC Ltd.	174,498	537,144
Reliance Infrastructure Ltd.	20,890	208,465

		1,029,153

		19,831,402

Indonesia 1.7%

Automobiles & Components 0.4%
PT Astra International Tbk	164,800	1,269,086

Banks 0.5%
PT Bank Central Asia Tbk	600,500	521,475
PT Bank Mandiri (Persero) Tbk	667,500	535,302
PT Bank Rakyat Indonesia (Persero) Tbk	765,500	551,108

		1,607,885

Capital Goods 0.1%
PT United Tractors Tbk	133,500	428,254

66 See financial notes

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Energy 0.2%
PT Bumi Resources Tbk	3,914,000	859,445

Telecommunication Services 0.4%
PT Telekomunikasi Indonesia Tbk	1,653,000	1,524,176

Utilities 0.1%
PT Perusahaan Gas Negara persero Tbk	532,500	193,364

		5,882,210

Malaysia 3.6%

Automobiles & Components 0.1%
UMW Holdings Berhad	119,800	310,403

Banks 1.2%
CIMB Group Holdings Berhad	478,700	1,169,802
Malayan Banking Berhad	527,800	1,503,079
Public Bank Berhad	344,900	1,557,232

		4,230,113

Capital Goods 0.4%
IJM Corp. Berhad	132,700	239,568
Sime Darby Berhad	375,000	1,205,111

		1,444,679

Consumer Services 0.3%
Genting Berhad	178,700	609,109
Genting Malaysia Berhad	187,000	236,732

		845,841

Diversified Financials 0.1%
AMMB Holdings Berhad	195,500	403,272

Food, Beverage & Tobacco 0.4%
British American Tobacco Malaysia Berhad	16,300	298,911
IOI Corp. Berhad	318,400	548,301
Kuala Lumpur Kepong Berhad	32,800	255,810
PPB Group Berhad	50,300	277,962

		1,380,984

Materials 0.1%
Petronas Chemicals Group Berhad	221,100	476,039

Telecommunication Services 0.7%
Axiata Group Berhad	467,200	819,765
DIGI.com Berhad	539,000	717,325
Maxis Berhad	194,500	393,008
Telekom Malaysia Berhad	211,500	375,452

		2,305,550

Utilities 0.3%
Petronas Gas Berhad	72,000	398,904
Tenaga Nasional Berhad	209,300	444,374
YTL Power International Berhad	416,607	236,317

		1,079,595

		12,476,476

Mexico 2.7%

Capital Goods 0.2%
Alfa S.A.B., Class A	39,500	565,089
Empresas ICA S.A.B. de C.V. *	197,200	356,978

		922,067

Food & Staples Retailing 0.3%
Wal-Mart de Mexico S.A.B. de C.V., Series V	340,200	972,862

Food, Beverage & Tobacco 0.3%
Coca-Cola Femsa S.A.B. de C.V., Series L *	50,224	533,087
Grupo Bimbo S.A.B. de C.V., Series A	188,400	449,524

		982,611

Household & Personal Products 0.1%
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	128,100	261,098

Telecommunication Services 1.7%
America Movil S.A.B. de C.V., Series L	4,566,800	6,096,803

Transportation 0.1%
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	81,400	316,703

		9,552,144

Poland 2.5%

Banks 0.4%
Bank Pekao S.A.	11,557	545,350
Powszechna Kasa Oszczednosci Bank Polski S.A.	72,895	781,834

		1,327,184

Energy 0.7%
Grupa Lotos S.A. *	35,076	315,208
Polski Koncern Naftowy Orlen S.A. *	154,565	1,803,226
Polskie Gornictwo Naftowe i Gazownictwo S.A.	252,398	326,894

		2,445,328

Insurance 0.2%
Powszechny Zaklad Ubezpieczen S.A.	7,550	763,936

Materials 0.4%
KGHM Polska Miedz S.A.	35,362	1,563,595

Telecommunication Services 0.3%
Telekomunikacja Polska S.A.	192,519	1,006,732

Utilities 0.5%
PGE S.A.	141,606	847,607
Tauron Polska Energia S.A.	548,476	813,562

		1,661,169

		8,767,944

Russia 11.4%

Banks 1.0%
Sberbank of Russia ADR	199,747	2,567,382
VTB Bank OJSC GDR - Reg’d *	200,217	839,651

		3,407,033

Energy 8.4%
Gazprom ADR	1,037,398	12,015,197
LUKOIL ADR	169,646	10,436,830
NovaTek OAO GDR - Reg’d.	6,711	856,871
Rosneft Oil Co. GDR - Reg’d *	306,272	2,193,063

See financial notes 67

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Surgutneftegaz ADR	147,788	1,480,280
Tatneft ADR	58,865	2,185,031

		29,167,272

Materials 0.8%
Magnitogorsk Iron & Steel Works GDR - Reg’d *	74,730	396,513
Mining & Metallurgical Co. Norilsk Nickel OJSC ADR	62,116	1,105,025
Novolipetsk Steel GDR - Reg’d	22,713	493,118
Severstal GDR - Reg’d	56,567	769,432

		2,764,088

Telecommunication Services 0.9%
Mobile TeleSystems ADR	102,651	2,007,854
Rostelecom OJSC ADR *	44,870	1,267,912

		3,275,766

Utilities 0.3%
Federal Hydrogenerating Co., ADR	300,254	1,044,691

		39,658,850

South Africa 10.1%

Banks 1.6%
ABSA Group Ltd.	50,237	1,035,318
Nedbank Group Ltd.	44,091	962,165
Standard Bank Group Ltd.	232,755	3,438,325

		5,435,808

Capital Goods 1.0%
Aveng Ltd.	101,022	516,297
Barloworld Ltd.	75,867	956,826
Bidvest Group Ltd.	45,490	1,076,651
Murray & Roberts Holdings Ltd. *	138,427	510,168
Reunert Ltd.	42,429	392,908

		3,452,850

Consumer Durables & Apparel 0.2%
Steinhoff International Holdings Ltd. *	155,348	566,886

Diversified Financials 0.9%
African Bank Investments Ltd.	118,218	591,018
FirstRand Ltd.	572,605	1,862,244
Remgro Ltd.	50,657	858,412

		3,311,674

Energy 1.0%
Sasol Ltd.	69,929	3,324,741

Food & Staples Retailing 0.3%
Pick n Pay Stores Ltd.	15,264	88,485
Shoprite Holdings Ltd.	35,765	618,614
The Spar Group Ltd.	18,376	287,488

		994,587

Food, Beverage & Tobacco 0.1%
Tiger Brands Ltd.	13,298	487,726

Health Care Equipment & Services 0.0%
Netcare Ltd.	54,524	98,611

Insurance 0.6%
Liberty Holdings Ltd.	37,661	427,372
MMI Holdings Ltd.	196,986	443,680
Sanlam Ltd.	322,438	1,391,182

		2,262,234

Materials 1.7%
Anglo American Platinum Ltd.	11,124	723,442
AngloGold Ashanti Ltd.	10,869	372,686
ArcelorMittal South Africa Ltd.	46,208	350,739
Gold Fields Ltd.	59,685	764,557
Harmony Gold Mining Co., Ltd.	36,937	359,182
Impala Platinum Holdings Ltd.	85,819	1,675,285
Kumba Iron Ore Ltd.	3,948	279,592
Mondi Ltd.	33,326	307,377
Nampak Ltd.	88,423	255,306
Pretoria Portland Cement Co., Ltd.	86,804	346,322
Sappi Ltd. *	136,740	495,264

		5,929,752

Media 0.2%
Naspers Ltd., Class N	13,376	807,065

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Aspen Pharmacare Holdings Ltd. *	39,865	644,382

Real Estate 0.2%
Growthpoint Properties Ltd.	221,237	597,701

Retailing 0.6%
Imperial Holdings Ltd.	35,910	780,827
JD Group Ltd.	49,193	307,742
The Foschini Group Ltd.	26,940	446,588
Truworths International Ltd.	22,048	235,579
Woolworths Holdings Ltd.	73,268	458,654

		2,229,390

Telecommunication Services 1.4%
MTN Group Ltd.	200,376	3,504,146
Telkom South Africa Ltd.	218,694	669,364
Vodacom Group Ltd.	47,317	657,930

		4,831,440

Transportation 0.1%
Grindrod Ltd.	144,877	290,017

		35,264,864

Taiwan 17.3%

Automobiles & Components 0.1%
Cheng Shin Rubber Industry Co., Ltd.	120,000	297,479

Banks 1.5%
Chang Hwa Commercial Bank	591,200	325,959
China Development Financial Holding Corp.	1,969,978	495,643
Chinatrust Financial Holding Co., Ltd.	1,400,487	887,743
First Financial Holding Co., Ltd.	856,777	510,539
Hua Nan Financial Holdings Co., Ltd.	869,475	479,963
Mega Financial Holding Co., Ltd.	1,340,300	1,053,769
SinoPac Financial Holdings Co., Ltd.	1,175,827	398,414
Taishin Financial Holding Co., Ltd.	1,496,758	574,787
Taiwan Cooperative Financial Holding *	594,816	365,542

		5,092,359

68 See financial notes

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Capital Goods 0.3%
Far Eastern New Century Corp.	626,935	703,861
Walsin Lihwa Corp.	1,196,000	345,734

		1,049,595

Consumer Durables & Apparel 0.4%
Formosa Taffeta Co., Ltd.	230,000	216,618
Pou Chen Corp.	717,267	612,701
Tatung Co., Ltd. *	1,502,887	409,569

		1,238,888

Diversified Financials 0.4%
Fubon Financial Holding Co., Ltd.	994,509	1,028,892
Yuanta Financial Holding Co., Ltd. *	965,770	460,050

		1,488,942

Energy 0.2%
Formosa Petrochemical Corp.	261,030	808,341

Food & Staples Retailing 0.1%
President Chain Store Corp.	63,000	336,708

Food, Beverage & Tobacco 0.3%
Uni-President Enterprises Corp.	601,724	932,456

Insurance 0.4%
Cathay Financial Holding Co., Ltd.	1,119,388	1,176,800
Shin Kong Financial Holding Co., Ltd. *	1,272,000	374,611

		1,551,411

Materials 2.9%
Asia Cement Corp.	373,976	447,883
China Steel Corp.	2,120,733	2,105,422
Formosa Chemicals & Fibre Corp.	668,420	1,929,297
Formosa Plastics Corp.	821,820	2,324,435
Nan Ya Plastics Corp.	1,231,160	2,526,099
Taiwan Cement Corp.	640,299	758,926

		10,092,062

Retailing 0.1%
Far Eastern Department Stores Co., Ltd.	148,060	158,620
Mercuries & Associates Ltd.	233,000	193,389

		352,009

Semiconductors & Semiconductor Equipment 3.8%
Advanced Semiconductor Engineering, Inc.	915,090	920,209
Macronix International Co., Ltd.	776,000	254,854
MediaTek, Inc.	162,138	1,396,888
MStar Semiconductor, Inc.	47,000	277,391
Powertech Technology, Inc.	168,800	286,271
Siliconware Precision Industries Co.	694,270	818,318
Taiwan Semiconductor Manufacturing Co., Ltd.	2,700,689	7,982,248
United Microelectronics Corp.	2,711,965	1,418,556

		13,354,735

Technology Hardware & Equipment 6.0%
Acer, Inc.	916,496	1,044,508
Asustek Computer, Inc.	184,041	1,848,796
AU Optronics Corp.	4,142,800	1,864,146
Chimei Innolux Corp. *	2,002,357	824,326
Compal Electronics, Inc.	1,385,305	1,585,949
Coretronic Corp.	344,000	287,836
Delta Electronics, Inc.	353,025	1,042,754
Foxconn Technology Co., Ltd.	104,950	367,324
HannStar Display Corp. *	2,175,000	212,298
Hon Hai Precision Industry Co., Ltd.	1,617,042	5,084,263
HTC Corp.	79,473	1,192,911
Inventec Corp.	755,207	289,124
Lite-On Technology Corp.	640,099	777,906
Pegatron Corp.	451,264	649,144
Quanta Computer, Inc.	661,500	1,730,855
Synnex Technology International Corp.	203,000	474,068
Unimicron Technology Corp.	280,000	316,361
Wistron Corp.	613,808	915,706
WPG Holdings Ltd.	312,950	424,869

		20,933,144

Telecommunication Services 0.8%
Chunghwa Telecom Co., Ltd.	622,906	1,947,713
Far EasTone Telecommunications Co., Ltd.	214,622	464,420
Taiwan Mobile Co., Ltd.	159,600	514,326

		2,926,459

		60,454,588

Thailand 1.7%

Banks 0.4%
Bangkok Bank PCL - Reg’d	43,000	270,612
Kasikornbank PCL	86,600	457,650
Siam Commercial Bank PCL	106,600	521,734

		1,249,996

Energy 0.8%
IRPC PCL	2,234,300	316,798
PTT Exploration & Production PCL	104,100	600,903
PTT PCL	144,687	1,646,844
Thai Oil PCL	163,600	359,122

		2,923,667

Materials 0.3%
PTT Global Chemical PCL	230,300	514,898
The Siam Cement PCL - Reg’d	30,000	407,464

		922,362

Telecommunication Services 0.2%
Advanced Info Service PCL - Reg’d	148,475	883,607

		5,979,632

Turkey 2.1%

Banks 0.8%
Akbank T.A.S.	159,266	592,050
Turkiye Garanti Bankasi A/S	145,082	534,125
Turkiye Halk Bankasi A/S	50,534	354,242
Turkiye Is Bankasi, Class C	286,425	656,029
Turkiye Vakiflar Bankasi T.A.O., Class D	163,015	292,606
Yapi ve Kredi Bankasi A/S *	175,499	325,058

		2,754,110

Capital Goods 0.4%
Dogan Sirketler Grubu Holdings A/S *	776,917	367,021

See financial notes 69

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Koc Holding A/S	306,857	1,139,694

		1,506,715

Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	73,577	306,015

Energy 0.2%
Tupras-Turkiye Petrol Rafinerileri A/S	38,024	796,199

Food, Beverage & Tobacco 0.1%
Anadolu Efes Biracilik ve Malt Sanayii A/S	21,511	303,224

Materials 0.1%
Eregli Demir ve Celik Fabrikalari TAS	93,615	122,599
Eregli Demir ve Celik Fabrikalari TAS (Erdemir)	214,121	296,704

		419,303

Telecommunication Services 0.2%
Turk Telekomunikasyon A/S	108,494	475,343
Turkcell Iletisim Hizmetleri A/S *	19,299	96,022

		571,365

Transportation 0.2%
Turk Hava Yollari Anonim Ortakligi *	364,211	557,803

		7,214,734

Total Common Stock
(Cost $302,779,011)		309,600,525

Preferred Stock 10.4% of net assets

Brazil 10.3%

Banks 2.6%
Banco Bradesco S.A.	234,878	3,774,264
Banco do Estado do Rio Grande do Sul	22,400	194,134
Itau Unibanco Holding S.A.	268,300	4,222,648
Itausa - Investimentos Itau S.A.	180,968	860,147

		9,051,193

Energy 2.8%
Petroleo Brasileiro S.A.	864,600	9,656,813

Food & Staples Retailing 0.1%
Compania Brasileira de Distribuicao Grupo Pao de Acucar	9,048	420,087

Food, Beverage & Tobacco 0.5%
Companhia de Bebidas das Americas	37,069	1,561,404

Materials 2.6%
Braskem S.A., Class A	46,900	329,701
Gerdau S.A.	154,100	1,448,717
Klabin S.A.	67,600	324,142
Metalurgica Gerdau S.A.	86,700	1,057,511
Suzano Papel e Celulose S.A.	84,000	317,289
Usinas Siderurgicas de Minas Gerais S.A., Class A	186,000	1,065,562
Vale S.A., Class A	215,000	4,675,262

		9,218,184

Retailing 0.1%
Lojas Americanas S.A.	18,507	173,987

Telecommunication Services 0.4%
Oi S.A.	84,111	507,009
Telefonica Brasil S.A.	33,632	959,830

		1,466,839

Transportation 0.1%
TAM S.A. *	15,600	377,366

Utilities 1.1%
AES Tiete S.A.	13,900	194,701
Centrais Eletricas Brasileiras S.A., Class B *	83,400	1,002,384
Companhia Energetica de Minas Gerais	73,385	1,454,495
Companhia Paranaense de Energia-Copel, Class B	22,700	575,077
Compania Energetica de Sao Paulo, Class B	14,800	281,846
Eletropaulo Metropolitana S.A.	31,400	480,352

		3,988,855

		35,914,728

Chile 0.1%

Materials 0.1%
Sociedad Quimica y Minera de Chile S.A.	4,703	275,335

Total Preferred Stock
(Cost $40,542,555)		36,190,063

Rights 0.0% of net assets

Brazil 0.0%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (b)*	65	97
Companhia de Bebidas das Americas (b)*	8	69
Companhia de Bebidas das Americas *	90	778
Itausa - Investimentos Itau S.A. (b)*	2,196	645

Total Rights
(Cost $—)		1,589

Other Investment Company 0.4% of net assets

United States 0.4%
iShares MSCI Emerging Markets Index Fund	35,000	1,477,000

Total Other Investment Company
(Cost $1,479,785)		1,477,000

70 See financial notes

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.1% of net assets

Time Deposit 0.1%
Bank of America
0.03%, 05/01/12	233,014	233,014

Total Short-Term Investment
(Cost $233,014)		233,014

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.1% of net assets

Wells Fargo Advantage Government Money Market Fund	506,200	506,200

Total Collateral Invested for Securities on Loan
(Cost $506,200)		506,200

End of Collateral Invested for Securities on Loan.

At 04/30/12, the tax basis cost of the fund’s investments was $349,568,887 and the unrealized appreciation and depreciation were $30,846,370 and ($32,913,066), respectively, with a net unrealized depreciation of ($2,066,696).

At 04/30/12, the values of certain foreign securities held by the fund aggregating $250,558,288 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2)

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $218,943 or 0.1% of net assets.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
Reg’d —	Registered

See financial notes 71

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	There have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.
(a)	(1) Code of ethics — not applicable to this semi-annual report.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Capital Trust

By:	/s/ Marie Chandoha
Marie Chandoha
President and Chief Executive Officer

Date:	June 15, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha _ Marie Chandoha
President and Chief Executive Officer

Date:	June 15, 2012

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	June 15, 2012